Exhibit 99.1 - Schedule 3

AMC Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Review	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date
201027569	3	[3] Active Litigation - Notes indicate litigation, no indication resolved
EXCEPTION INFO: LITIGATION: There is evidence of litigation on the file.  Foreclosure contested, details not provided in comments.

[3] Borrower(s) represented by counsel.
EXCEPTION INFO: It appears 3rd party / Borrower are attempting a MOD, however documents are still needed to review MOD. Borrower Attorney: Law Office of XXX

[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution
EXCEPTION INFO: FORECLOSURE: The file was referred to foreclosure on 08/XX/2014.  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is first legal/NOD.  Contested matter opened 04/XX/2016.  It appears 3rd party / Borrower are attempting a MOD, however documents are still needed to review MOD. Borrower Attorney: Law Office of XXX

[3] Foreclosure processing has been delayed.
EXCEPTION INFO: FORECLOSURE: The file was referred to foreclosure on 08/XX/2014.  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is first legal/NOD.  Contested matter opened 04/XX/2016.  It appears 3rd party / Borrower are attempting a MOD, however documents are still needed to review MOD. Borrower Attorney: Law Office of XXX

[3] Loan is in Foreclosure
EXCEPTION INFO: FORECLOSURE: The file was referred to foreclosure on 08/XX/2014. The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested. The next projected foreclosure step is first legal/NOD. Contested matter opened 04/XX/2016. It appears 3rd party / Borrower are attempting a MOD, however documents are still needed to review MOD. Borrower Attorney: Law Office of XXX	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 04/XX/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower had MOD questions.  Representative answered Borrower's questions and advised breakdown on MOD and documents needed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 08/XX/2014.  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is first legal/NOD.  Contested matter opened 04/XX/2016.  It appears 3rd party / Borrower are attempting a MOD, however documents are still needed to review MOD. Borrower Attorney: Law Office of XXX
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file.  Foreclosure contested, details not provided in comments.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	No	Foreclosure	XXX																		No	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2015	9/XX/2016	Yes	9/XX/2016	No	Employed-Origination Employer	Poor	Poor - Intervention Required	Strong	Not attempting to contact the borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No					Contested FC	No			No	No			No																		No
201028282	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Authorized third party advised modification was denied due to 2 missing documents.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 02/XX/2014.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  A mediation hearing was set for 10/XX/2015.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
				ADDITIONAL INFORMATION: N/A	No	Foreclosure	XXX																		No	No	Curtailment of Income	Temporary			No	Yes		9/XX/2016	Yes	8/XX/2016	No		Poor	Poor - Intervention Required	Strong	Ongoing dialogue with borrower		No		N/A								No		No		No	No	N/A															No																						No
201028674	2	[2] Loan is in Bankruptcy
EXCEPTION INFO: BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 11. The bankruptcy case number is not available. The most recent bankruptcy status is active. Bankruptcy cram-down modification was cited on 04/XX/2016.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Recent contact with borrower on 09/XX/2016 for status on the loan.  Borrower contact on 04/XX/2016 cites borrower advising servicer bankruptcy was closed.  Associate sent email to bankruptcy to research for the cram-down on principal reduction.  Borrower was advised on 05/XX/2016 of the response states bankruptcy was closed to stop the recurring costs and until there is a discharge or dismissal servicer will not close.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Bankruptcy cram-down modification was cited on 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	No	Bankruptcy	XXX																		No	No	Excessive Obligations	Temporary		No	No	Yes	10/XX/2015	9/XX/2016	Yes	9/XX/2016	No	Employed-Origination Employer	Fair	Poor - Intervention Required	Strong	Not attempting to contact the borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		Yes	Active
201028343	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Notes on 10/XX/2016 reflect the borrower promised to pay XXX by 10/XX/2016 for the 2nd trial payment plan to cover November trial payment.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 09/XX/2012.  Noted 07/XX/2016 account was recently discharged from bankruptcy. Previous case filed 09/XX/2008 XXX, chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	No	120+	XXX																		No	No	Excessive Obligations	Temporary		No	No	Yes	10/XX/2015	10/XX/2016	Yes	10/XX/2016	No	Employed-Origination Employer	Fair	Poor - Intervention Required	Moderate	Ongoing dialogue with borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			Yes	Modification		MOD	Yes	No	Yes	Modification	No		Borrower pursuing modification	Limited	Active Plan						No
201027881	3	[3] Loan is in Foreclosure
EXCEPTION INFO: FORECLOSURE: The file was referred to foreclosure on 07/XX/2016. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is first legal/NOD.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 08/XX/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09XX2016.  Borrower spoke with agent discussed account status and modification.  Stated the account is owner occupied and received letter from servicer inquired as to intentions of the loan.  Borrower advised plans to retain ownership and plans to attend meeting with Nation-star scheduled.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	No	Foreclosure	XXX																		No	No	Business Failure	Temporary		No	No	Yes	10/XX/2015	9/XX/2016	Yes	9XX2016	No	Employed-Origination Employer	Poor	Poor - Intervention Required	Strong	Ongoing dialogue with borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
201028412	2	[2] Loan is in Bankruptcy
EXCEPTION INFO: BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2012.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  On 11/XX/2015, the Servicer contacted the Authorized 3rd Party for the Borrower to inquire about the executed Modification documents as they were not received. The 3rd Party advised that XXX has not heard from the borrower in referenced to the Modification. The Servicer advised that they were giving the Borrower until End of Business 11/XX/2015 to make the initial.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	No	Bankruptcy	XXX																		No	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2016	Yes	11/XX/2015	No	Employed-Origination Employer	Poor	Poor - Intervention Required	Strong	Contact attempts - however unable to contact borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			Yes	Modification		MOD	Yes	No	Yes	Modification	No		Borrower pursuing modification	Limited							Yes	Active
201027765	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The Servicer contacted the Borrower and the Borrower advised that XXX is partially employed and have not received income in the last 3 months. The Servicer advised that they will be sending mod documents.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
				ADDITIONAL INFORMATION: N/A	No	120+	XXX																		No	No	Death of Mortgagor	Permanent			No	Yes		10/XX/2016	Yes	9/XX/2016	No		Poor	Poor - Intervention Required	Strong	Ongoing dialogue with borrower		No		N/A								No		No		No	No	N/A															No																						No
201028909	2	[2] Currently Delinquent Mortgage EXCEPTION INFO: Loan is currently delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower spoke with agent discussed modification and process. agent also advised of next payment date 9.30.2016.

Previous noted default loss of employment working part time job.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	No	120+	XXX																		No	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2015	10/XX/2016	Yes	9/XX/2016	No	Employed-Origination Employer	Poor	Poor - Intervention Required	Strong	Ongoing dialogue with borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
201027588	3	[3] Loan is in Foreclosure
EXCEPTION INFO: FORECLOSURE: The file was referred to foreclosure on 05/XX/2015. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is first legal/NOD. Comment dated 05/XX/2015 cites the foreclosure was restarted.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 04/XX/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called on 08/XX/2016 to give authorization to speak with the Law Office of XXX who is representing the borrower in the modification. Servicer advised no documents have been received.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2015.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  Comment dated 05/XX/2015 cites the foreclosure was restarted.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	No	Foreclosure	XXX																		No	No	UTD	UTD		No	No	Yes	10/XX/2015	10/XX/2016	Yes	8/XX/2016	No	Employed-Origination Employer	Poor	Poor - Intervention Required	Strong	Not attempting to contact the borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
201028409	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 12/XX/2015.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2016 reflects that the borrower has completed the trial modification; effective 08/XX/2016 through 10/XX/2016. The modification is pending because the file cannot be worked until the last trial month (10/XX/2016).	No	Foreclosure	XXX																		No	No	UTD	UTD			No	Yes		10/XX/2016	No		No		Poor	Poor - Intervention Required	Strong	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No
201027986	2	[2] Loan is in Bankruptcy
EXCEPTION INFO: BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Borrower indicates that they are in BK and all loan history notes indicate borrower in BK; however, no specific details are provided.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2013.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Very few contacts with borrower, however, on 4/XX/16 borrower indicated that they would like to retain the home and get out of BK.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower indicates that they are in BK and all loan history notes indicate borrower in BK; however, no specific details are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: Borrower in BK. Steamline mods were offered but the borrower never completed the payments (e.g. 12/XX/14 when borrower defaulted on trial payments).	No	Bankruptcy	XXX																		No	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2015	10/XX/2016	Yes	4/XX/2016	No	Employed-Origination Employer	Poor	Fair	Moderate	Ongoing dialogue with borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	5/XX/2016	No	No	N/A		No				No						No			No	No			No																		Yes	UTD
201028180	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 04/XX/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower spoke to the servicer in regards to the status of the account and the intent with the property.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	No	120+	XXX																		No	No	Unemployment	Temporary		No	No	Yes	10/XX/2015	10/XX/2016	Yes	7/XX/2016	No	Employed-Origination Employer	Fair	Fair	Moderate	Ongoing dialogue with borrower	No	No		N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			Yes	Modification		MOD	Yes	No	Yes	Modification	No		Borrower pursuing modification	Limited							No
202665870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer called and spoke with borrower 2 who stated has until the 16th of the month to make the payment and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	1619.56	XXX	2/XX/2018	1/XX/2018	10/XX/2017	1/XX/2018		100	100	100	100	9	8	3	1	000000000000022243332111110222210111	No	No	N/A	N/A		No	No	Yes	11/XX/2014	1/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			Yes	Extension	1/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 01/XX/2017.	Limited	Completed Plan	EXT					No
202665850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The loan was modified prior to the review period.	Yes	0	XXX	5	715.07	XXX	3/XX/2018	2/XX/2018	10/XX/2017	1/XX/2018		100	100	109.8	97.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2015	1/XX/2018	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
202665288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	773.87	XXX	2/XX/2018	1/XX/2018	10/XX/2017	1/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2014	2/XX/2018	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
202665564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	463.12	XXX	2/XX/2018	1/XX/2018	10/XX/2017	1/XX/2018		114.39	114.39	110.12	107.59	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2014	1/XX/2018	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
202665975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 09/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	859.58	XXX	3/XX/2018	2/XX/2018	9/XX/2017	1/XX/2018		133.33	116.67	108.26	95.73	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2014	1/XX/2018	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
202665854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The servicer informed the borrower on 06/XX/2016 that the insurance refund was applied to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	409.81	XXX	2/XX/2018	1/XX/2018	10/XX/2017	1/XX/2018		100	100	99.75	99.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2014	2/XX/2018	Yes	6/XX/2016	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
202664358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in and was advised of the total amount due. The borrower advised that the reason for default is due to illness of principal mortgagor and is considering mortgage assistance. The borrower advised that both borrower 1 and  are on leave of absence from work and will not be getting any pay for 3 months. The agent advised borrower of the programs that are available but cannot just hold the account from all collection activity for 3 months. The agent advised will print out the application and will go over with them. The borrower verified that the property is owner occupied and the intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	717.31	XXX	2/XX/2018	1/XX/2018	10/XX/2017	1/XX/2018		100	100	100	100.48	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2014	2/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No
204436158	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last borrower contact was on 07/XX/2018. The borrower called in to set up a payment for August. The servicing agent assisted with setting up payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	201.63	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	133.33	100	100	16	6	0	0	001122210000000111111111221211100000	Yes	No	UTD	Temporary		No	No	Yes	11/XX/2012	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	4/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		Repayment plan established 2/XX/2018. Borrower must have more than one property, comments indicated plan set for "both" loans.	Limited	Active Plan	Non-HAMP	3/XX/2018	3/XX/2018	4/XX/2018	8/XX/2018	No
204386519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower authorized payments in the amount of XXX to draft on 08/XX/2018, 08/XX/2018 and 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	397.93	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	100	111.11	100	19	0	0	0	011111010100000000000000111111111111	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2012	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204438215	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to change payment date from 05/XX/2018 to 05/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within XXX days and no further communication from mortgagor.  Credit dispute received borrower claims identity fraud. Servicer verified first, last and social match. Servicer updated applicable fields to show loan status as of today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	382.4	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	100	108.33	10	0	0	14	011111111001100000000099999999999999	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Repayment Plan	4/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		04/XX/2018 Borrower was set up on a 4 month repayment plan.	Limited	Active Plan	FBA	4/XX/2018	5/XX/2018	6/XX/2018	8/XX/2018	No
204458772	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 stating their hardship was due to an illness. The borrower discussed the delinquency and wanted to setup two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A hazard claim was noted on 02/XX/2018 as denied and closed.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 3/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: XXX CLAIM NUMBER: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXXX 3/XX/2016 3:34:56 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 3/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: XX CLAIM NUMBER: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXX 3/XX/2016 3:34:56 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	Yes	0	XXX	4.25	1056.97	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	133.33	111.26	100.58	7	5	1	9	000000210111099998765432222111000000	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	8/XX/2015	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
204436618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to request a disaster forbearance extension and confirmed that the hardship due to casualty loss is on-going.  Agent requested the extension on the borrower's behalf and advised of other options and of active Notice of Intent letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	7.625	583.66	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	83.76	1	6	4	0	222223333210000000000000000000000000	Yes	Yes	Casualty Loss	UTD	Weak	No	No	Yes	2/XX/2015	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	Yes	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	7/XX/2018	FB	Yes	No	Yes	Forbearance	No		Comments on 07/XX/2018 indicated the borrower completed a prior disaster forbearance plan. The borrower called on 07/XX/2018 and advised they were interested in an extension to their forbearance plan but they did not remember to request it when the last forbearance plan ended in May. The servicer advised they will submit the request.	Limited	Completed Plan	FBA					No
204437321	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Received and reviewed borrower notes. Notes do not state if borrower is working. payments are current. Borrower wanted to make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Received and reviewed borrower notes. Notes do not state if borrower is working. payments are current. Borrower wanted to make a double payment. No bankruptcy, no for closure, no modification.	Yes	0	XXX	6.875	560.49	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	100	133.33	116.67	12	12	2	1	000001043322221100221121211111021222	Yes	No	Excessive Obligations	UTD		No	No	Yes	1/XX/2014	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204386164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted borrower regarding damage claim. The borrower stated the work has been completed and they would like to request a final inspection. While borrower was on hold the call disconnected. Notes indicate the claim is completed and 100% of the work has been done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  Limited bankruptcy details provided; unable to determine case number and filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Noted 05/XX/2018 - Property damages have been completed at 100% both interior and exterior. Claim was closed.	Yes	0	XXX	5	601.7	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	100	19	0	0	0	000010110101001111001111000000111111	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204435868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment in the amount of XXX dated for 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.99	1093.31	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	108.62	11	0	0	0	000000111111111000100001000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437636	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called a payment was supposed to come out of account and has not yet. Stated was on a repayment plan that was not to start until April. Advised did not see a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	928.45	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	103.78	102.84	8	4	0	0	111222210101110000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	7/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	2/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No	Broken plan.	A repayment plan was approved on 02/XX/2018 with payments in the amount of $1818.88 due 03/XX/2018 - 06/XX/2018; however, it was closed on 02/XX/2018 due to an issue being unable to locate bank account number on their first payment.	Limited	Removed Plan	FBA					No
204459759	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 10/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	629.79	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	98.51	11	2	1	5	000000210000000001111100111116655432	Yes	No	Illness - Mortgagor	UTD		No	No	Incomplete	10/XX/2015	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	3/XX/2016	MOD	Yes	No	Yes	modification	No		Loan was modified 3/XX/2016	Limited	Completed Plan	Non-HAMP					No
204438181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to advise that she switched jobs as she was working part time but is now working full time. The borrower advised that she can now make the April payment and set up 2 payments for 5/XX and 5/XX for XXX each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	226.85	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.87	117.2	100.35	124.49	14	0	0	0	000011111011110001100000000000000111	Yes	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2014	6/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204457949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to discuss setup for two payments to complete the repayment plan, payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	766.57	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	108.33	18	1	0	0	000011111002111101111101110000000100	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438934	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called requesting information on funds needed to reinstate, states trying to catch up. Advised to contact attorney, the sale date was cancelled to due reinstatement. Asked for monthly payment amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower had payment dispute, unclear of details. Foreclosure put on hold until response issued. Resolved 10/XX/2016
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6	293.58	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	150	133.33	133.33	1	7	3	23	222222555555678899998765433210076543	Yes	Yes	UTD	Temporary	Weak	No	No	Yes	11/XX/2012	5/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		Yes	Active	12/XX/2016
204387773	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to get the amount to reinstate loan and confirm wiring instruction
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	945.81	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		100	200	144.44	116.67	8	9	2	3	000006543322111210100222221210010000	Yes	No	Excessive Obligations	UTD		No	No	Incomplete	11/XX/2016	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458168	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Talk to borrower regarding 4 months past due borrower states RFD excessive obligations and gets paid every 2 weeks borrower accepted RPP for 5 months. Borrower made payment for XXX for 4/XX/2018, XXX for 5/XX/2018 and XXX for 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	645.88	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	166.67	122.22	133.33	4	3	2	21	0111254332214999999999999999999XXXXX	Yes	No	Excessive Obligations	UTD		No	No	Yes	6/XX/2015	7/XX/2018	Yes	4/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay XXX on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	707.28	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	166.67	111.11	100.61	4	2	6	7	000000432100000000008765433343321110	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204459359	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to inform us that XXX is trying to get on to XXX account online to set up the automated clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1145.24	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		102.89	218.11	145.41	109.06	5	3	2	13	0000007654321101105432210009999999XX	Yes	No	Unemployment	UTD		No	No	Incomplete	5/XX/2015	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2015.	Limited	Completed Plan	Non-HAMP					No
204460353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of the total amount due and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified prior to the review period.	Yes	0	XXX	4.625	1068.33	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	5	0	0	3	000001000000000000100110000100000987	Yes	No	Excessive Obligations	Temporary		No	No	Yes	8/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204437262	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  Borrower stated that they thought the payment was made by borrower 2 and made a payment arrangement for the missed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	732.57	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	102.82	1	0	0	0	000000100000000000000000000000000000	Yes	No	Other	Temporary		No	No	Yes	11/XX/2013	6/XX/2018	Yes	5XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204386586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	518.39	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	7	0	0	0	000001010010001000000100000010010000	Yes	No	Illness - Family	Resolved		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2016	No	Retired	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204436703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	444.06	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	122.22	116.67	11	13	3	0	000000210222212111112322232322111001	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	6/XX/2018	Yes	10XX2015	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower asked not to get collection calls prior to the grace period and rep said they would code that so it no longer happens.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	536.61	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	122.22	100	19	3	0	0	000002121211000111111111111010000110	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204357185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	411.3	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	166.67	122.22	108.33	13	6	4	8	000005432211187655433322221111111111	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204387469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to discuss their payment. Will reinstate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1162.06	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		100	183.33	133.33	108.33	11	9	8	2	000005433211021321321321321321322111	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2012	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
204437191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Most recent contact with borrower was to go over payment due date. Borrower made a payment that day.  Loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan is performing. Prior repayment plan completed. Older repayment plan broken. No active Foreclosure.	Yes	0	XXX	5.375	1038.21	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	111.11	100	9	5	3	4	000001000100000765433322221121111100	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	2/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		RPP plan kept -	Limited	Completed Plan	Non-HAMP					No
204438412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and wanted to know why are 30 charges on the account, advised fees are for property inspection, borrower does not agree to pay for inspections, provided info in case borrower wants to dispute. promised payment for August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	406.65	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		95.59	172.31	114.88	93.94	1	1	1	2	000000543210000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	6/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204457749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower was advised to send full reinstatement amount and must be wire transfer or overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	488.95	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		66.67	345.95	230.63	172.98	3	4	5	18	000009999987654321211099987654333232	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	4/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459698	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and authorized payment in the amount of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A comment on 7/XX/2016 says the borrower had a BK discharged, but there is no additional information about when the BK was filed or discharged?	Yes	0	XXX	4.75	765.69	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	9	1	0	0	00000210100000110000110111XXXXXXXXXX	Yes	No	UTD	UTD		No	No	Incomplete	7/XX/2016	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment for XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	593.01	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		99.44	114.17	107.49	104.15	17	0	0	0	000000111111111111111000001000001000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204437177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in with payment inquiry and was advised to submit required documents for forbearance plan.  Borrower indicated would submit required documents by 9/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	740.89	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.01	100.03	111.13	100.01	12	0	0	0	000000001100010100011011001000011010	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436375	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower verified their information and discussed their escrow analysis and processed their payment of XXX from 07/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	403.73	XXX	8/XX/2018	7/XX/2018	9/XX/2018	8/XX/2018		100	100	100	100.05	34	0	0	0	111111111110111111111101111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204437022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per commentary the reason for default was illness of family member and medical expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	858.78	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		122.81	141.32	132.33	132.58	9	1	0	0	000001010021110101010000100000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	706.92	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	9	1	0	0	000010011000000000000101000010012011	Yes	No	Other	Temporary		No	No	Yes	11/XX/2012	5/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact to try to secure payment for May,June and July.  Borrower stated was on installment plan of XX for May and will be making that payment on the XX.  Borrower indicated divorce from XXX and had sent request to change name back to XXX name as well as to remove work number from file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	365.32	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	150	100	100	8	1	2	0	000003321000000000011111100000001000	Yes	No	Excessive Obligations	UTD		No	No	Yes	9/XX/2014	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	Yes	Yes	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	modification	2/XX/2018	MOD	Yes	No	Yes	modification	No		Borrower denied for flex modification	Limited							No
204457559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower promised to mail a payment in the amount of XX. The borrower was also requested and update on escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	753.95	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	122.22	100	2	5	3	14	000001043210000009999998765544332222	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204386637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised borrower of grace period, due date, consequences, expectations and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1366.19	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	116.67	13	13	2	0	000001010033222222222222211111111111	Yes	No	Fraud	Resolved		No	No	Yes	10/XX/2010	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204356351	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  07/XX/2018 Not delinquent as of 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	599.87	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	1	0	0	0	000001000000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204385223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The caller requested the principal balance and interest rate; and discussed refinancing to remove the other borrower's name.  The customer verified that the hardship as due to missing work due to sickness.  The borrower promised to make a payment by the end of the month. On 04/XX/2018, the homeowner advised that cannot locate the other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	762.44	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	108.33	10	5	1	3	000002100000111110544322211121000000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	12/XX/2014	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the amounts due on the account and requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Foreclosure comments provided. Modification comments provided but not listed as completed.	Yes	0	XXX	4	492.29	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	144.44	116.67	4	4	3	17	000000654443212107654321054321765444	Yes	No	Unemployment	Temporary		No	No	Yes	1/XX/2014	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204385676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1006.68	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	183.33	133.33	116.67	8	9	2	3	000006543322222222211111010001100000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2014	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386180	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get address to mail in payment and to advise that will be paying a little extra every month until the fees on the account is paid off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on 04/XX/2018 as the loan was reinstated.	Yes	0	XXX	5.875	1621.13	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	233.33	155.56	116.67	7	2	2	15	000000876543243111112100010999987654	Yes	No	Inability to Rent Property	Resolved		No	No	Yes	11/XX/2012	5XX2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		The streamline modification was finalized on 06/XX/2016.	Limited	Completed Plan	Non-HAMP					No
204438003	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised of amount due; borrower made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017; no evidence of damage.	Yes	0	XXX	4.625	331.55	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	108.33	7	1	1	4	000007654321110000000110010000000001	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	4/XX/2018	No	Not Employed	Fair		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	forbearance	5/XX/2018	FB	Yes	No	Yes	forbearance	No		Borrower was approved for disaster forbearance from 09/2017-03/2018. Borrower brought account current 04/2018.	Limited	Completed Plan	Non-HAMP					No
204438226	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called to find out how far behind account is.  Advised June, July & August due, advised one payment did not go through as invalid account number.  Will make June payment today. Mentioned trying to qualify for a repayment plan, but at work could not discuss, will call on the 26th to discuss.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.625	1173.59	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	1	34	1	0	222222222222222222222222232222222221	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2014	6/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called disputing that XXX had been reported 60 days delinquent in May and would like to know as XXX made a payment on 5/XX.  Borrower was advised that due to owing for March and April when the credit report and XX had no credit reporting in periods of 2015 and 206 and 2 months in 2017.  A payment was made in the amount of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	505.51	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.66	117.16	113	93.31	7	3	1	3	000002100100001000100010210554321000	Yes	No	Illness - Family	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to make arrangements for payment advised more bills were paid out of pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	1365.11	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	10	2	3	0	000011010000000333211021101110000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	5/XX/2015	6/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204436966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make the June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	818.41	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100	17	2	0	0	000000210000011111112111000000111111	Yes	No	UTD	UTD		No	No	Yes	8/XX/2014	6/XX/2018	Yes	6/XX/2018	No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204459311	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised what Bankruptcy periodic is. Advised the first Bankruptcy notice took into account all activity on the loan from start of Bankruptcy to present day. Advised each monthly Bankruptcy notice will now be normalized and not show as much.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Memos referenced Bankruptcy on account, but no information in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5.75	791.5	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	111.11	108.33	0	9	6	19	2222222223333334444444445555556666XX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	5/XX/2015	8XX2018	Yes	6/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458875	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03XX2018.  Spoke to borrower concerning past due account, borrower advised excessive obligations, repairs to rental property caused them to get behind, will bring account current by April XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	307.31	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	108.33	8	2	0	0	000001010010100000000000000000111221	Yes	No	Excessive Obligations	Temporary		No	No	Incomplete	12/XX/2015	8/XX/2018	Yes	3XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204458526	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower asked for payment changes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments dating back to 02/XX/2016 referenced a bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provided the chapter, case number, or filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.375	1295.65	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	110.43	107.05	0	9	5	22	222222222333334444555555555555566666	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	3/XX/2018
204387308	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding a payment inquiry.  Servicer advised total amount due is XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XXX. No damage was reported. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2015 LOSS TYPE: SEWAGE/SEPTIC TANKDISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $13,500.00 CLAIM NUMBER: XXX CHECK ISSUED BY: UNITED PROPERTY & CASUALTY XXX XXX 10/XX/2016 11:12:27 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2015 LOSS TYPE: SEWAGE/SEPTIC TANKDISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: XXX CLAIM NUMBER: XXX CHECK ISSUED BY: UNITED PROPERTY & CASUALTY XXX XXX 10/XX/2016 11:12:27 AM Send to hazard claims - is this being monitored? Please provide additional details AMC's Response: Servicer Response added to review - no change in exceptions.	Yes	0	XXX	4	796.25	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	183.33	122.22	98.93	6	1	1	2	000000543210000000111110000000000000	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	7/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			Yes	forbearance	5/XX/2018	FB	Yes	No	Yes	forbearance	No		A six month forbearance plan approved on 09/XX/2017 for the months of 11/2017 - 04/2018 for payments of $0.00. The borrower reinstated the loan on 03/XX/2018.	Limited	Completed Plan	FBA					No
204385257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	632.09	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		67.46	117.57	111.71	100.45	9	3	0	0	000000100100002110012121100100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204435892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in states made payment online but used wrong account and wanted to know if  bank account info can be changed rep updated correct bank info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	317.32	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		66.67	103.4	92.29	86.73	12	11	4	0	000111221121010213232121002123322100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	8XX2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204355983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in with payment question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.  Case was terminated 04/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	989.04	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		105.12	152.62	112.86	84.64	8	4	1	0	000022321100000000000000001001101112	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204355989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	762.57	XXX	11/XX/2018	10/XX/2018	8/XX/2018	8/XX/2018		100	203.63	135.75	135.15	11	1	1	1	000004321000110110100000010001101100	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2012	4/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204458024	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Account inquiry.  Borrower called to make payment by debit card.  Advised the funds has posted already and advised may result in double payment ask if borrower will be okay with that.   Borrower  stated has sufficient funds in account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: A General Notice of Intent was produced 9/XX/2018.  The borrower continues to be XX days delinquent in their payments.
				Reviewer could not identify any additional borrower contacts.	Yes	60	XXX	4.625	421.02	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	0	28	3	0	2222222222222222222223233222222XXXXX	Yes	Yes	UTD	Temporary	Weak	No	No	Yes	1/XX/2015	9/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437296	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower disputed a delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit shows XX days late borrower is stating they never paid it late.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5	1015.89	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	83.33	100	91.67	26	8	0	0	222222111221111110111111011111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
204458430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Collection call: Borrower cured account on call but did not want to schedule July payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	526.04	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	148.46	109.82	98.65	12	1	1	1	000004321101000100010100011000010111	Yes	No	Excessive Obligations	UTD		No	No	Yes	1/XX/2014	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
204386013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	566.8	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	116.67	100	100	12	0	0	0	000000100000000000011111111110010000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding fees and was advised that they were legal fees which came in after the reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	366.01	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	200	133.33	100	6	4	4	12	000000654321021018765434432100543211	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	8XX2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204355849	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party called in asking if pays the shortage will the payment reduce to the previous amount and the agent advised that the payment would be XXX. The borrower asked what caused the shortage and the agent advised increase in escrow due to increase in taxes / insurance and advised previous surplus as well. The third party stated will leave as is and third party asked if can add to escrow and the agent advised they can. The third party authorized agent to process payment in amount of XXX and was provided with the payment confirmation number. The borrower declined to schedule future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments go through 07/XX/2018.
				The property is located in a FEMA declared disaster area due to XXX noted on 08/XX/2017. No damage was reported. 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2016 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: XXX ALT PHONE #1:XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXX XXX 12/XX/2016 1:36:07 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2016 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $12,476.44 ALT PHONE #XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXX XXX 12/XX/2016 1:36:07 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	Yes	0	XXX	5.375	581	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	100	1	1	1	3	000000654321000000000000000000000000	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	7/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower was approved for a 6 month disaster forbearance plan with payments in amount of $0.00 beginning 10/XX/2017 ending 03/XX/2018. The plan was noted as kept on 03/XX/2018.	Limited	Completed Plan	FBA					No
204458436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in on 02/XX/2018 to inquire on how to send a letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1694.41	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	108.33	13	3	0	0	000011100111100021000000002100011121	Yes	No	Excessive Obligations	UTD		No	No	Yes	1/XX/2014	6/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
204386280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  BORROWER STATED THAT XX WILL BE MAKING            THE MAY PAYMENT ON THE WEB SITE TODAY               06/XX/18 AND OFFERED TO SET UP THE PAYMENT  AND DID SPEED PAY FOR 697.06 DATED FOR             06/XX/18 EMAILED CONFORMATION LETTER TO             XXX@XXX.COM  AND DID SPEED  PAY FOR XXX 06/XX/18 AND EMAILED                CONFORMATION LETTER, RFD IS BORROWER 2 IS           ILL AND BORROWER 1 STATED THAT THEY WERE  SPERATED AND THAT XXX HAD ONLY ONE INCOME          BUT NOW HAD 2 INCOMES AGAIN.
ON 8/XX/2018, BORROWER STATED WLL MK PYMT          ONLINE BY EOM....BORR2 PASSED ON                    8/XX/2018....GAVE FAX#7799 TO SEND DEATH  CERTIFICATE....BORR WAS LOOKING TO SEE IF          XX HAD INSRNC INCASE OF DEATH....ADVSD             BORR NOT W/US....ADVSD BORR PMI  CANCELATION IS ONCE 20% OF LOAN IS PAID            AND NOT THERE YET....FINANCIALS=BORR                STATED NOT A GOOD TIME....MUTUALLY ENDED  CALL - USER: XXX 08/XX/2018 11:04AM           (PT)  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	537.02	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	111.11	108.33	26	0	0	0	000111100101111111011101111111111100	Yes	No	Death of Secondary Borrower	Temporary		No	No	Yes	11/XX/2012	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to obtain the Overnight Mailing address, advised Borrower of XX  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.625	673.63	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	14	22	0	0	222222222222222222222211111111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2012	7/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in with an escrow related question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	825.1	XXX	9/XX/2018	8/XX/2018	5/XX/2018	8/XX/2018		66.67	133.33	122.22	108.33	9	6	4	2	000013210212110054333222101110000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	3/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was advised of total amount due and how suspense funds are applied to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1037.61	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		166.67	133.33	100	101.13	4	7	0	13	011222210000000077654222100099999999	Yes	No	UTD	Temporary		No	No	Yes	1/XX/2015	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get payment remainder amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	868.73	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	96.98	95.47	12	1	0	0	000001000000000001111000111010100112	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459813	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to set up payment but refused reason for delinquency
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  Borrower disputed payment missing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	888.04	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	1	0	0	2	000010000000000000000000000000000065	Yes	No	Illness - Family	Temporary		No	No	Yes	5/XX/2015	7/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
204385460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1061.23	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	150	100	116.67	10	6	1	1	000004321000211110021122211100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to confirm the mailing address for the payment due. The borrower was advised of the mailing address and informed they would be mailing a payment in the amount of XXX The servicer confirmed the repayment plan information and notified the borrower the last payment under the plan would be in November, and the December payment would return to XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	789.46	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	100	12	5	0	1	111111222212110001100000000100000006	Yes	Yes	Marital Difficulties	Temporary	Moderate	No	No	Yes	10/XX/2014	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	5/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		A repayment plan was added on 05/XX/2018 for 7 payments totaling $12,887.53 to end on 11/XX/2018.	Limited	Active Plan	FBA	5/XX/2018	5/XX/2018	6/XX/2018	11/XX/2018	No
204460090	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower reinstated account out of foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	723.66	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	350	233.33	175	8	1	3	17	000000999999987654654354332111111101	Yes	No	Curtailment of Income	UTD		No	No	Incomplete	2/XX/2016	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437960	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Payment inquiry. Went over TAD,escrows, and LC's.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2.375	611.41	XXX	11/XX/2018	10/XX/2018	8/XX/2018	8/XX/2018		169.43	168.05	112.03	111.78	4	3	2	6	000011210000000000000023321000999999	Yes	No	Illness - Mortgagor	Temporary		No	No	Incomplete	12/XX/2015	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	3/XX/2016	MOD	Yes	No	Yes	modification	No		Apollo modification. Start date 03/XX/2016	Limited	Completed Plan	Non-HAMP					No
204355659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1701.22	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	1	0	0	0	000001000000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1047.75	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.83	119.17	104.86	16	2	0	0	000002101210111000011010011101000111	Yes	No	Excessive Obligations	UTD		No	No	Yes	12/XX/2013	7/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204385696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The spouse of the borrower confirmed their home is not in foreclosure as their most recent reinstatement payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	521.48	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		101.92	167.63	133.97	117.15	7	9	6	6	000005434323211221223210210103214543	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204387221	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to see if any other options for assistance, still financial hardship due to disaster. Advised of document need to send, review will start once receive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	675.57	XXX	10/XX/2018	9/XX/2018	9/XX/2018	8/XX/2018		133.33	195.39	130.26	105.64	1	1	1	2	000000543210000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Natural disaster forbearance plan	9/XX/2017	FB	Yes	No	Yes	Natural disaster forbearance plan	No		Forbearance Attempt	Limited	Completed Plan	FBA					No
204385461	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	620.72	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	9	0	0	0	000001100001000000000011000001111000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204355658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	847.08	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	108.33	19	1	1	3	000000654321111111111111111111000000	Yes	No	Other	UTD		No	No	Yes	3/XX/2015	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Disaster Forbearance	5/XX/2018	FB	Yes	No	Yes	Disaster Forbearance	No		Forbearance attempt	Limited	Completed Plan	FBA					No
204386922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact in regards to making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1153.51	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.38	116.69	100.01	108.59	16	6	0	0	001111110001100011001001222121102210	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	RPP	Yes	No	Yes	Modification	No		A loan modification was completed on 10/XX/2015. The borrower is on an active three month repayment plan starting on 05/XX/2018.	Limited	Active Plan	FBA	4/XX/2018	5/XX/2018	6/XX/2018	7/XX/2018	No
204355682	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5.375	1196.76	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	11	22	0	0	222222222222222222222211111100011111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385404	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The client confirmed the borrower is on a repayment plan.  They client helped the borrower find their 1098 online.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	971.94	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	100	100	19	2	0	0	011111111010000110001100100221111001	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2012	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower requested a payoff and discussed the amount to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	855.86	XXX	10/XX/2018	9/XX/2018	9/XX/2018	8/XX/2018		100	166.67	111.11	141.67	7	8	3	7	000004321005432102112101005544322221	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification agreement completed	Limited	Completed Plan	Non-HAMP					No
204387685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see why the payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1768.85	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		102.08	234.37	178.47	150.52	1	8	6	15	000000765655554454444332333322222221	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower contact in regards to making a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	677.05	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	118.09	100.95	109.24	10	2	2	0	000000111000110000003211110000321000	Yes	No	Excessive Obligations	UTD		No	No	Yes	9/XX/2014	6/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204357118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Loan is performing. No active modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Older discharged Chapter 7 Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan is currently performing.	Yes	0	XXX	5.25	1722.82	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		133.44	116.72	122.26	116.7	15	2	0	0	000011000101100002101111100102111000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386163	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to discuss a payment arrangement.  Borrower accepted a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.25	1159.82	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		133.33	100	88.89	91.67	11	5	2	11	111222110000000999876555434321111121	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2012	6/XX/2018	Yes	3/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	3/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		Repayment plan is active	Limited	Active Plan	FBA	3/XX/2018	4/XX/2018	5/XX/2018	9/XX/2018	No
204355687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in regarding the insurance premium payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	376.34	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	166.13	110.75	99.2	1	1	1	1	000000432100000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Disaster Forbearance	3/XX/2018	FB	Yes	No	Yes	Disaster Forbearance	No		Borrower was approved for a Disaster Forbearance. Disaster Forbearance was completed and account was brought current on 03/XX/2018.	Limited							No
204436927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	398.78	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100.21	11	1	0	0	000000211000010000011100000000011111	Yes	No	Excessive Obligations	Temporary		No	No	Yes	9/XX/2014	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204459817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to check on the status of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Foreclosure and loss mitigation comments provided.	Yes	0	XXX	4	660.34	XXX	11/XX/2018	10/XX/2018	8/XX/2018	8/XX/2018		234.67	150.67	141.17	105.88	2	2	2	10	000000099876543210000000000006543210	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	6/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Flex Mod	Limited	Completed Plan	Non-HAMP					No
204385567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that borrower called to verify if loan is current and when next payment is due. Agent advised to obtain authorization from attorney but loan is current and next payment is due on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	1061.13	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	166.67	122.22	116.67	10	8	1	1	000000432212211111111000000000022212	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204355596	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Fee dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	Yes	0	XXX	4.375	629.66	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	100	100	100	7	1	0	1	000111010021000000000000011000000009	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2012	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		The loan was approved for a six month disaster forbearance plan and was completed on 03/XX/2018. The loan was previously modified on 10/XX/2015.	Limited	Completed Plan	FBA					No
204355644	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding hazard claim check  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	654.14	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	110.71	104.16	100.89	6	6	9	15	111113212222233333544443334545444444	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438042	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower called in to make payment in the amount of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.
				Illness cited as RFD consistently throughout recent commentary.	Yes	0	XXX	3.625	1399.29	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	100	100	100	8	7	4	0	000110000000000000332322321221211110	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	9/XX/2014	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Agent was trying to confirm if customer was still being represented by attorney and call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy discharged with a balance of XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	1004.78	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	16	5	0	12	111112212122111111111000999999999999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2011	6/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 customer called in with an escrow inquiry. On 1/XX/2018 customer wanted to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1063.99	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	200	133.33	116.67	12	9	1	3	000000654322222221111121100020011111	Yes	No	UTD	Resolved		No	No	Yes	5/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated is at the bank trying to make a payment through western union and it won't go through. Advise borrower that due to the status of the loan will not be able to make a payment that way. Advise to we will take wire or cashiers check. Borrower stated will wire payment today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	321.1	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		66.67	183.33	144.44	125	5	2	2	5	000000543454321100012101000000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	1/XX/2015	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204459365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  RFD: BUSINESS FAILURE    CUSTOMER IS SELF-EMPLOYED--FLOORING BUSINESS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1573.74	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		102.4	117.97	100.87	101.06	13	0	0	0	000000110000000100111110000000111101	Yes	No	Business Failure	Temporary		No	No	Yes	5/XX/2015	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	9/XX/2015	RPP	Yes	No	Yes	Repayment Plan	No		RPP completed on 09-30-2015	Limited	Completed Plan	Non-HAMP					No
204356903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Authorized third party called in to discuss wire reinstatement.  Servicer did not accept amount of XXX to bring loan current, and caller agreed to wire the additional XXX today, but caller needed assistance with completing the wire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	549.85	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		66.67	133.33	88.89	125	8	7	3	5	000002210054321221121006543321110000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	11/XX/2017	No	Not Employed	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	10/XX/2016	MOD	Yes	No	Yes	modification	No		Modification completed 10/XX/16.	Limited	Completed Plan	Non-HAMP					No
204356968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 The spouse inquired when they would receive their claim check.  They were transferred to the claims department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	397.5	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		67.08	138.51	136.78	110.92	14	2	1	1	000000143210000000121111111000011110	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	4/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356333	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower's home was not impacted by the hurricane but income was affected.  Borrower currently has a HAMP modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. No damage was reported.	Yes	0	XXX	4.75	1064.45	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	177.26	118.18	96.36	1	1	1	3	000006543210000000000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	7/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a six month disaster forbearance plan on 04/XX/2018.	Limited	Completed Plan	FBA					No
204385918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Default reason is casualty loss.  Total amount due is XXX.  Servicer advised of a repayment plan and borrower declined.  Servicer advised of payments to bring the loan current by the end of the month.  Servicer set-up speed pay in the amount of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1257.9	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.02	150.28	111.29	100.14	11	1	3	5	000004332110054443111111110000100000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification attempt	Limited	Completed Plan	Non-HAMP					No
204357069	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to request payment due date be moved from 09/XX/2018 to 09/XX/2018. Servicer was able to assist the borrower with their request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a XXX. Hurricane home repairs were mentioned on 10/XX/2017; but no evidence of an insurance claim filing was cited. Prior foreclosure proceedings were closed on 08/XX/2016 as the loan was modified.	Yes	30	XXX	3.75	1058.44	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	88.89	91.67	8	0	0	11	111111110000000000000000099887655544	Yes	Yes	Casualty Loss	UTD	Weak	No	No	Yes	5/XX/2010	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Forbearance	5/XX/2018	FB	Yes	No	Yes	Forbearance	No		The final modification documents were received on 8/XX/2016 and updated as completed per the comments. The borrower is paying on a six month forbearance plan per notes dated 05/XX/2018.	Limited	Active Plan	FBA	3/XX/2018	3/XX/2018	6/XX/2018	8/XX/2018	No
204356584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/17 borrower called into servicer wanting to make sure hazard insurance was paid due to hurricane in area. Property was not affected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	633.31	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	117.51	100.56	101.32	4	1	0	0	000000111000000000000000000000021000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	11/XX/2012	6/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204459284	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about PMI, was informed that the value of the home has to be calculated in order to determine if the PMI can be taken off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per the comments on 12/XX/17, the borrower was disputing that a payment was due because the borrower made the payment with the prior servicer in error. The borrower was advised there were XX days in which the prior servicer had to forward the payment to the new servicer. The borrower indicated they could provide proof the payment was made. The borrower was affected by a natural disaster in 9/2017 and the loan was placed on a disaster forbearance for 6 months. Per the comments 4/2018, the borrowers were no longer affected by the disaster and the loan was brought current. There was no indication of property damage in the comments. Per comments on 6/XX/18 the borrower was contacted for the payment due. the borrower indicated having to pay funds to the HOA XXX to avoid a lien. The borrower was informed a repayment plan would not be an option, a flex modification was offered. the borrower indicated having to speak with spouse regarding options.	Yes	0	XXX	4	817.55	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	150	100	100	2	1	1	1	0000043210000000000000000000000001XX	Yes	No	UTD	UTD		No	No	Incomplete	11/XX/2015	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to get the amount to bring XXX current and out of Foreclosure.  Also was made aware of other options to help lower the payments, i.e. refinance or modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	1445.49	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	183.33	122.22	100	8	3	2	2	000000543211011100321011000200000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	6/XX/2015	5/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2015	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2015.	Limited	Completed Plan	Non-HAMP					No
204386939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment over the phone.  Servicer advised the Borrower of self serve options and accepted the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	497.46	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		99.51	99.02	98.86	115.2	6	3	0	0	000010010001210210210000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called regarding reinstating the loan. The servicer provided the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	508.02	XXX	10/XX/2018	9/XX/2018	5/XX/2018	8/XX/2018		0	233.33	166.67	158.33	0	0	0	30	000000765566667666565667798899999999	Yes	No	UTD	UTD		No	No	Yes	8/XX/2010	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204457012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorized spouse called to get total amount due and advised will be sending in a payment in 10 days.  Caller advised will discuss financials in next call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	1179.12	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100	1	1	0	0	000000210000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2014	6/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	6/XX/2015	MOD	Yes	No	Yes	modification	No		Modification completed 6/XX/2015.	Limited	Completed Plan	Non-HAMP					No
204387119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  DUE TO CORP FEES IN AMNT OF XXX BORR  STTD THAT XXX HAD PAID THE LATE FEES IN            AMNT OF XXX BORR STTD XXX HAD RCVD CORR          THAT XXX HAD MADE A PMNT SHORT OF  SATISFYING MONTHLY INST.BORR DECLINED              SETTING UP PMNT AS XXX DOES IT                      ONLINE.VI.BORR STTD XXX MADE PMNTS AT THE  END OF THE MONTH DUE TO BEING A SINGLE             XXX WHO IS ALSO SELF EMPLOYED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	942.72	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	5	0	0	0	000011000000000000001000000100000001	Yes	No	Excessive Obligations	UTD		No	No	Yes	1/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204457926	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to inquiry why the payment increased, advised interest rate change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.875	1500.78	XXX	7/XX/2018	6/XX/2018	9/XX/2018	8/XX/2018		100	95.77	84.18	86.02	11	8	0	0	2222222111121111100000000001100XXXXX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	6/XX/2015	9/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called about a letter that was suppose to be sent last month, that was not sent.  Borrower is concerned about fees on account. Borrower requested copy of pleadings.  Resent SCI doc.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	428.53	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	1448.32	1025.72	769.29	4	2	1	14	000009999999998765431210210000100000	Yes	No	Unemployment	Resolved		No	No	Yes	11/XX/2012	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 4/XX/2018	Limited	Completed Plan	Non-HAMP					No
204386726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower received loan modification form for HAMP Went over loan modification with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1618.26	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	111.11	109.76	6	0	0	0	000001010001000101100000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	1/XX/2015	5/XX/2018	Yes	8/XX/2015	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	893.1	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	111.11	91.34	5	0	0	0	000001010100010000000000000001000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204356304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	786.92	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	93.24	69.93	1	1	1	7	000000098876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  08/XX/2018 An Account statement was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	902.7	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	100	100	141.67	8	3	9	10	011111010006547654324344333323323110	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	8/XX/2018	Yes	11/XX/2017	No	Employed-New Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The modification was denied due to affordability as the servicer found the regular payment could be made per income documents.	Limited	Removed Plan	Non-HAMP					No
204386410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08XX2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	997.57	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	111.11	108.33	18	0	0	0	000111111111111111111000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	8XX2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387116	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized 3rd party called in to ask question about billing statement received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	441.73	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	192.92	128.61	113.13	3	1	1	2	000005432100000100000000000010000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204386882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called wanted to know if repayment plan can be finalized, advised it can discuss as long as the payment is current should be fine borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	705.47	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	100	100	8	6	3	3	011112121000000000000000544332222113	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 09/XX/2016.	Limited	Completed Plan	Non-HAMP					No
204355730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/18 the borrower called in regarding a 7 day payment letter they had received. It was sent out in error and borrower was told to disregard and their account was in order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1003.94	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		66.67	116.67	100	108.33	9	3	2	0	000001100000100100003223210100111000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower was explained the modification process and successfully completed the trial payment plan and mod was completed	Limited	Completed Plan	Non-HAMP					No
204356335	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was contacted and a modification was discussed and borrower was notified of what documents would need to be sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	Yes	60	XXX	4.625	763.62	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	83.33	88.89	100	5	31	0	0	222222122122222122222122222122222222	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	8/XX/2010	9/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was declined for modification efforts on 01/XX/2018 due to affordability.	Limited	Removed Plan	Non-HAMP					No
204459869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquiry about balance due on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5	1053.06	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	91.67	3	30	3	0	222222222221112222233322222222222222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2015	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated tenant moved out and caused a hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1704.89	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		166.67	116.67	99.76	99.54	1	3	0	0	000222100000000000000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	6/XX/2018	No	No	N/A		No										No			No	No			No																		No
204356656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called in 6/XX/2018 to ask why payment statement showed as past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1609.28	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	143.93	116.19	9	14	3	4	000012105432221021222122214352132211	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make payment in the amount of XXX; spay confirmation will be sent via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.25	894.97	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	137.99	136.83	0	16	17	3	222222222222333333333333333344322224	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2014	7/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
204387714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower said their spouse handles the mortgage.  The terms of the loan were discussed.  Addressed active trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	414.39	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	150	133.33	116.67	10	7	2	1	000004321321210102102121211010000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438804	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified their information and stated they had mailed their payment of XXX on 05/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2008.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	1338.67	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	78.39	67.35	14	7	1	10	111111099998765421112211001122432102	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	9/XX/2014	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
204436909	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  The borrower called regarding the fact that the credit has not been reporting for making the payments for either of the loans.  The agent advised it was due to a recent forbearance; and that credit reporting should resume since it has been completed.  The agent promised to submit a request for the loan to begin reporting properly.  The caller was informed that the loan is current.  The customer used funds from the retirement account to reinstate the loan on 04/XX/2018.  On 04/XX/2018, the agent advised that the loan does not qualify for another modification due to 3 previous modifications.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05XX2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated that the credit has not been reporting for making payments for either of the loans.  The agent advised it should resume since the forbearance has ended.  A request to report the credit reporting properly was submitted.  The dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a XXX.  Prior foreclosure proceedings were closed on 04/XX/2018 as the loan was reinstated.

				09/XX/2017- no update.	Yes	0	XXX	4.25	361.61	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	250	166.67	133.33	1	4	17	9	000009987654443333333333333333322221	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2014	5XX2018	Yes	5XX2018	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	9/XX/2015	No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		The six month disaster forbearance was set up on 09/XX/2017 for the months of 11/XX/017 through 04/XX/2018 was completed.	Limited	Completed Plan	FBA					No
204386109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Outbound call to collect payment. The borrower advised they would make a payment on the XX online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	727.24	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	184.63	123.08	100.65	1	1	1	2	000000543210000000000000000000000000	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	11/XX/2017	FB	Yes	No	Yes	Forbearance	No		The borrower completed a six month disaster forbearance plan from 11/XX/2017 through 04/XX/2018.	Limited	Completed Plan	FBA					No
204458717	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in to request information on account.  Unable to discuss due to being represented by counsel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5	2275.72	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	91.67	7	11	7	8	222222222221111111333333344455556XXX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	12/XX/2015	8/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204436747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent updated financials and advised borrower that they can be set up on rpp. Borrowerdeclined and then stated that he will make payment Friday and take care past due in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	436.71	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	77.78	91.67	17	1	1	8	111111010001011111000111999876543210	Yes	Yes	Illness - Family	Permanent	Weak	No	No	Yes	8/XX/2014	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 09/XX/2016.	Limited	Completed Plan	Non-HAMP					No
204385390	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower is currently in a repayment plan and all contact is through and authorized third party.	Yes	0	XXX	4	749.26	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		159.31	146.32	119.77	98.16	19	1	0	0	000111210110010000111110110111001100	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2012	8/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204387707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and wanted to make 2 payments also asked to have the late fees waived. The representative waived 2 late fees and processed 2 payments totaling XXX on 4/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1036.34	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		135.71	134.52	123.01	108.93	19	8	0	0	000012101100011102221221111112211111	Yes	No	Excessive Obligations	UTD		No	No	Yes	8/XX/2009	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204435846	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer called the borrower and the borrower stated that they are unable to make the payment because western union won't accept the payment.  Advised borrower that due to the repayment plan on the account if sending XXX the amount needs to be XXX.  Advised the borrower they they can mail a check in the amount of XXX via a cashier's check and the borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment after review period dated 06/XX/2018 the borrower stated lives in a retirement home and that co-borrower is responsible for the home.	Yes	0	XXX	6.25	568.16	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	133.33	100	108.33	6	3	1	4	001112210000100006654321000000000000	Yes	No	Illness - Mortgagor	Permanent		No	No	Yes	11/XX/2012	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	4/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The co-borrower was reviewed for and agreed to a 6 month repayment plan totaling $5841.00 with monthly payments in amount of $973.50 beginning 05/XX/2018 ending 10/XX/2018.	Limited	Active Plan	FBA	4/XX/2018	5/XX/2018	6/XX/2018	10/XX/2018	No
204459577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made verbal promise to pay and forbearance was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	785.6	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	183.33	122.22	102.27	7	1	1	3	111111654321000000000000000000000000	Yes	Yes	Casualty Loss	Temporary	Weak	No	No	Yes	5/XX/2015	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	5/XX/2018	FB	Yes	No	Yes	Forbearance	No		Active forbearance.	Limited	Active Plan	FBA	4/XX/2018	5/XX/2018		10/XX/2018	No
204387314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquire about reinstating and how much it would take to bring loan current. Tenants were not paying rent of 6 months.  Borrower has inheritance money to reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Borrower has brought loan current. The property is a rental so there could be future delinquency if tenants do not pay their rent. Borrower tried to sell property, but it did not sell. No indication that property is on the market again as per latest comments.	Yes	0	XXX	4	181.51	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	216.67	144.44	108.33	6	3	1	4	000000765432102121011100000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386780	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: NOT              APPLICABLE  ADV TAD OF $1042.64TT CUST IN  REGARDS TO MAKING A PAYMENT, REFERENCED TO         PRIOR NOTES, ADVD ACCOUNT STATUS, ADVD              PAYMENT HISTORY, OFFERED TO PROGRAM FUTURE  PAYMENTS, CUST STATED THAT XXX HAS ALREADY          SENT THE PAYMENT VIA BILLPAY ON 06/XX/18            IAO $XXX, ADVD ACH, XX, NO  FURTHER QUESTIONS**NSN**CUSTOMER IS TO             HAVE SENT PAYMENT VIA BILLPAY IAO $XXX NO          LATER THAN 06/XX/18 AS ADVISED, XX IS  TO APPLY FUNDS CORRECTLY *PROCESSED                PAYARRG: WILL BILL PAY $1060 6/XX/2018*              DIALED: XXX -XXX-XXXX USER: XXX  06/XX/2018 9:59AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	675.35	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		102.57	102.16	111.83	104.06	12	3	0	0	000000022211111000000000011111110000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	modification	12/XX/2015	RPP	Yes	No	Yes	modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
204386364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to inquire about status of Modification and provided reason for delinquency, Casualty Loss. Advised Borrower total amount due $XXX due 10/XX/2017, 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	683.67	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		66.67	183.33	122.22	100	12	2	1	3	000006543210000000000111111112111000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was outside of the review period, however, the borrower was contacted for the payment of XXX. The borrower indicated the payment was mailed. The servicer advised the borrower that if the payments were set up on speedpay, then checks would no longer need to be mailed and 3 payments could be set up at a time. The borrower indicated they didn't have the banking information with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per the commentary, the borrower's preferred language is Spanish. The borrower historically makes the payments outside of the grace period. Unemployment mentioned 8/XX/15.	Yes	0	XXX	5.125	806.67	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100.57	99.89	99.55	1	0	0	0	000000000000000001000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2017	MOD	Yes	No	Yes	modification	No		per the comments on 4/XX/17, the borrower completed a modification in 2010.	Limited	Completed Plan						No
204457977	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06XX2016.  Spoke with borrower concerning payment due on account, advised payment made 5/XX was returned for NSF on 6/XX, borrower made another payment XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	612.14	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	88.89	100.39	19	1	0	0	1111100100111100111121110110000XXXXX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	6/XX/2015	7/XX/2018	Yes	6XX2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356711	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called requesting 24 month payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a XXX.

				09/XX/2018- no update 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT XXX XXX 9/XX/2017 1:12:46 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT XXX XXX 9/XX/2017 1:12:46 PM partially AMC's Response: Servicer Response added to review - no change in exceptions.	Yes	0	XXX	4.625	1462.51	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	166.67	111.11	102.03	15	1	1	2	000005432100000000000011111111111111	Yes	No	Casualty Loss	Resolved		No	No	Yes	11/XX/2012	5/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		The disaster forbearance approved on 09/232017 from 10/XX/2017 through 04/XX/2018. The plan was completed per notes dated 04/XX/2018. The loan was reinstated on 04/XX/2018.	Limited	Completed Plan	FBA					No
204385882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to let Servicing know XXX had wired a payment and requested that a receipt be sent.  Borrower inquired how much XXX March payment would be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicate that Foreclosure proceedings were imminent: sale to be executed 5/2018. Borrower called to make payment but it was denied, because the loan needed to be reinstated. Later comments state that Representative went over options for Loss Mitigation with a payment plan.	Yes	0	XXX	5	518.51	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	166.67	133.33	125	2	12	8	3	000005433333332222222222432211000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2010	4/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Forbearance plan completed. Borrower remains in contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1618.39	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	190.94	127.29	95.47	6	1	1	4	000004654321000000010100000000101100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stopped payments but then replaced payments to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1571.05	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100	1	1	1	18	000000210000000009999999999999876543	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to get the address to send April's payment by certified mail and the agent gave the borrower the requested information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1091.59	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	111.11	100	10	8	0	0	000000210100002122110122221110100000	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-New Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386079	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	986.46	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	88.89	91.67	12	0	0	0	111110110001001110010000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	7/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to go over the forbearance program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	799.6	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.09	99.36	99.23	13	1	0	0	000000111010000000000001111110021011	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get current status of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: Unable to determine current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	695.32	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100	3	2	0	13	000002210000000110000009999999999998	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	585.31	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	108.34	6	2	0	0	000001000002100000000000110000021001	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459655	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Not much details in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.125	2250.05	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	111.11	100	12	1	0	0	011111121100010000111000000000000000	Yes	No	UTD	Temporary		No	No	Yes	5/XX/2015	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active
204460335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower recently modified loan to bring account current in Feb 2018. Customer was working with an Attorney for Bankruptcy but no longer working with them. Bankruptcy no longer being pursued. Borrower was also pursuing a short sale but now wants to keep home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1561.98	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		100	116.67	110.19	82.64	0	0	0	29	000000099999999999999999999999999999	Yes	No	Excessive Obligations	Temporary		No	No	Yes	8/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2XX2018	MOD	Yes	No	Yes	Modification	No		All trial payments were made and the modification was completed to bring loan current on 02XX2018.	Limited	Completed Plan	Non-HAMP					No
204386108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about total amount due $XXX. Advised the additional $XXX is for property inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	731.9	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	108.33	4	4	6	8	000007654321110000000004443213234332	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was advised would receive info on forbearance plan, but has not received anything. Discussed active modification on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: May 2018 payment made on 6/XX/18

				09/XX/2018=no update	Yes	0	XXX	3.25	594.59	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	200	133.33	100	13	2	1	10	001127654321001110000111111100999999	Yes	No	Casualty Loss	Temporary		No	No	Yes	1/XX/2015	6/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Non-Delegated Trial plan 4/XX/17 to 6/XX/17. Non-Delegated Modification effective 7/XX/17 for 480 months.	Limited							No
204386828	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	1215.05	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		166.72	116.69	100.02	108.35	7	20	2	0	000222100001111112222222222223322222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	8/XX/2016
204355697	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to get status of account rep advised payment received on 3/XX/2018 was returned nsf borrower states she will call her bank and cb.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.875	1005.66	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	83.33	79.31	77.39	5	7	2	16	222222100000099999987776555443312111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204355837	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 The Insurance Agent called regarding the annual premium payment, and was advised that check # XXX was disbursed in the amount of $XXX on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	938.58	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		121.31	649.95	91.48	93.61	0	0	0	1	000000900000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204357119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  the customer was contacted and advised the total amount due and stated that they mailed XXX check on yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	615.81	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.34	116.86	100.13	108.43	20	2	0	0	000000111011110001111111011112210001	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204457568	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called inquiring about payment.  Illness of family member.  Servicer advised the total amount due is $XX.  Servicer advised notice of intent will expire on 03XX2017.  Borrower's went to Mexico for a month due sick relative.  Spent over XXX on the trip and the hardship is now over.  Family members are contributing to help bring the loan current.  Borrower made a promise to pay in the amount of XXX effective 03/XX/2017 and can the balance of XXX on 03/XX/2018.  Borrower declined to provide financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	464.73	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	11	2	0	0	00001011000102110021001111XXXXXXXXXX	Yes	No	UTD	UTD		No	No	Incomplete	7/XX/2016	7/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to set up payment for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: It appears the borrower started on a Repayment Plan 9/XX/2017, but it is unclear if the payments were made and the loan was ever modified? It is possible, but not certain, the loan was modified 2/XX/2018 as there are no comments regarding mod docs being signed or received by the servicer?	Yes	0	XXX	4.25	1521.54	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	182.28	121.52	99.21	17	3	1	2	000000543210000111111021111011021111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to confirm new insurance policy information was now available. The servicer advised that attorney permission to discuss the loan is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy was discharged 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The borrower obtained a modification 07/XX/2010 per commentary dated 06/XX/2013.	Yes	0	XXX	4.75	1773.49	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	122.22	108.33	13	13	2	1	000009222221111112211122233210102112	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204457920	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that the insurance check had been applied towards the principal balance and sent a letter requested for the funds to be released.  The agent advised that the acknowledgement letter was sent; but no response yet.  The customer was advised to allow 30 days for the response.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim was initiated on 02/XX/2018 fir water damage sustained to the subject on 11/XX/2017.  A recovery check was received and applied towards the principal balance on 04/XX/2018.  The repairs are still in progress as of 04/XX/2018.  The damage repair amount is estimated at $XXX  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: no update 09/XX/2018 XX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 11/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $XXX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XXX XXX 2/XX/2018 11:56:59 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 11/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,262.25 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT XXXX XXX 2/XX/2018 11:56:59 AM yes AMC's Response: Servicer Response added to review - no change in exceptions.	Yes	0	XXX	4.5	1203.18	XXX	9/XX/2018	8/XX/2018	4/XX/2018	8/XX/2018		0	118.74	101.38	101.04	14	0	0	0	000001111001000000100011000110110101	Yes	No	Casualty Loss	UTD		No	No	Yes	8/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
204438717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to check on the status of the modification.  Servicer advised they were still missing documents for the modification review.  Servicer advised of missing information on one of the documents. Borrower stated will re-do documents and re-send.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	336.23	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	166.67	122.22	100.47	15	2	1	2	000005432210000111111001110011110001	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204460363	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to discuss an unauthorized payment  and made a promise to pay 7/XX/2018 and discussed Loss Mitt with service provider.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	507.18	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	17	2	1	0	111110111111111100000000000000032211	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Incomplete	1/XX/2016	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to set up a payment for the total amount due on the account. The servicer advised the borrower there were late fees on the account and if the borrower did not agree with the fees they can submit a dispute in writing. A payment was scheduled in the amount of $XXX on 08/XX/2018. On 06/XX/2018, the borrower called for an update on their loan modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1042.23	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		66.67	266.67	177.78	133.33	3	2	2	17	000009998765432110009999876543210000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2012	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	6XX2018	MOD	Yes	No	Yes	Modification	No	Too many prior modifications	The Servicer granted the borrower a loan modification on 01/XX/2017. The borrower was denied a modification on 06XX2018 as the loan was previously modified 4 times.	Limited	Removed Plan	Non-HAMP					No
204435799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Call and spoke with the borrower, advised of the total amount due, the borrower advised that xxx is not getting xxx full months paycheck, as such it takes both for paycheck for the month to pay the mortgage. The borrower agreed to scheduled a payment in the amount of  $XXX for 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	566.61	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	183.33	133.33	100	1	1	2	3	000006543321000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated on a forbearance plan and received a default letter for $XXX.  Borrower advised thought was only due for March and April, but agent reviewed account and advised due for February, March, and April.  Borrower declined any further assistance, and stated will bring loan current with a payment on 4/XX/18 and 5/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	743.01	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	100	9	4	3	9	000024654321000000014321111111346542	Yes	No	Casualty Loss	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		Natural disaster forbearance plan completed 4/XX/2018.	Limited	Completed Plan	Non-HAMP					No
204356594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated they want ACH automatic payments set up.  They stated they have no internet access and were advised the ACH form had been sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	280.97	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	20	9	0	0	111111111111111111221002222222100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification attempt	Limited	Completed Plan	EXT					No
204458782	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower said would make auto pay through bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	880.31	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		111.36	124.24	105.05	95.45	5	1	0	0	000002100000000000000000000000001111	Yes	No	UTD	UTD		No	No	Yes	8/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204457806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact. Called in regards to loan stated wanted to see if the sale date was removed. Was advised foreclosure removed and account updated due to reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	934.07	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		133.33	100	133.33	116.67	9	10	8	6	011111054321214333322221106543322232	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	8/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204435985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised sent a check overnight in amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	628.19	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	100	100	30	3	0	0	111111021111111111001111111111211121	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2012	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment plan	5/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		02/XX/2018 Borrower was set up on a 5 month repayment plan ending 06/XX/2018 and on 05/XX/2018 plan was broken due to paying less.	Limited	Removed Plan	FBA					No
204387647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12XX2017.  Advised borrower of total amount due and borrower said will make contact to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	622.23	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	119.21	98.85	95.93	1	0	0	0	000000100000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	12XX2017	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386054	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in on 05/XX/2018 to verify loan and attorney information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	1787.07	XXX	7/XX/2018	6/XX/2018	9/XX/2018	8/XX/2018		100	100	100	100	0	36	0	0	222222222222222222222222222222222222	Yes	Yes	UTD	Temporary	Weak	No	No	Yes	6/XX/2012	7/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	5/XX/2018
204457784	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated XXX made payment earlier on 05/XX/2018 via Western Union.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05XX2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  Borrower disputed credit reporting, stating that when loan was modified her name should have been removed from account; borrowers are divorced. Servicer updated status prior to and after modification that was completed 07/2016. Second borrower name was removed, issue has been removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower is on Modification, and has had repayment plan while on Modification. Currently behind 2 payments. Also on 12/XX/2014 there is a Bankrupcy note, but no other note that borrower filed.. Borrower is showing the willingness to retain property, and to make payments. Borrower is looking to do biweekly payments. 2/XX/2015 note that borrower did speak with Realtor but was to get an idea of property value. Repayment plan set up on 4/XX/2018 but not showing end date. 2 payments 4/XX/2018 for 1000.00	Yes	0	XXX	3.75	739	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	100	108.33	10	3	0	10	001112110000112211100000009999999876	Yes	No	Excessive Obligations	Temporary		No	No	Yes	9/XX/2014	4/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
204386684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- Borrower called verifying account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	305.24	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.71	100.03	100.02	13	0	0	0	000000110010011101110000000000011011	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	587.32	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		133.33	166.67	111.11	104.17	4	2	2	6	000004321655543210000000001100000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2014	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204385541	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account Statement was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1675.74	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	176.59	117.72	96.33	1	1	1	2	000000543210000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204386198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CALL WAS IN REGARDS TO GETTING GENERAL INFO SUCH AS THE STATUS OF THE ACCT.. ADV TO XXX THE ACCT IS IN A  CURRENT STATUS I CUSTOMER STATED THE THE HHF WILL BE TAKING OVER THE PAYMENTS UP FOR THE NEXT YEAR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	832.15	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	181.77	121.18	98.83	10	5	1	2	000000543210001100001100222210011110	Yes	No	UTD	UTD		No	No	Yes	6/XX/2015	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in 8/XX/2017 with questions about her online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.625	949.23	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	83.33	6	13	9	3	222222211211043333223333232211000065	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204355630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is unable to make a payment that day.  Servicer advised of due dates.  Borrower is working on putting money together for a loan cure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1451.4	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	12	4	0	0	000000100000000001001100111122211211	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204387031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	988.97	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	91.67	18	2	1	0	111123211111001111111110000000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2012	9/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204458599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	960.24	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	116.67	11	6	3	8	000000654332211025432211112111110999	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	3/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Promise to pay $XXX on 04/XX/2018.  Advised no longer need assistance. Would like to have receipt mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	566.66	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		133.41	183.37	144.47	108.35	11	2	3	2	000005433321000000111100101000102111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204357054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last comments indicate borrower was on repayment plan under loss mitt status. Borrower broke plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	215.22	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	108.33	16	1	0	0	000000111111110000010002110000011111	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204457437	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	979.87	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	6	0	0	0	0000010100000001001001000000000010XX	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356565	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower, catching up from XXX.  States mailing May and rest of April out tomorrow. Advised could take over phone, declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.5	950.94	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.73	183.7	122.47	100.18	5	1	1	2	000011543210000000000000000010010000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	7/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a six month disaster forbearance plan on 03/XX/2018.	Limited	Completed Plan	FBA					No
204459426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Talk to borrower states XXX takes care of expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	2097.94	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.15	117.93	111.95	108.96	18	11	1	0	000000112111121212111123222221112111	Yes	No	Curtailment of Income	UTD		No	No	Yes	5/XX/2015	5/XX/2018	Yes	11/XX/2015	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204436543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Notes indicate that borrower called to verify if servicer received their loan modification documents back. Agent advised that documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	729.34	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	88.89	100	12	2	5	8	111111010011100000666554443333322110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2014	7/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No	11/XX/2016	No	No	N/A		No										No			No	No			Yes	modification	3/XX/2017	MOD	Yes	No	Yes	modification	No		Loan was modified 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204438544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	889.56	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	117.15	100.32	101.55	14	2	0	0	000011111000010000121211101100001000	Yes	No	Curtailment of Income	UTD		No	No	Yes	8/XX/2014	6/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to authorize a payment in the amount of $XXX. The servicer read the borrower the disaster forbearance script.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	762.12	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		130.2	265.1	176.73	132.55	3	3	3	14	000009987654320011100000077765443322	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	4/XX/2018	No	Retired	Fair		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	7/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	FB	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2017 and 08/XX/2016. The borrower completed a six month disaster forbearance in 04/2018.	Limited	Completed Plan	FBA					No
204457723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized 3rd party called in to make a payment for $XXX which would bring the loan current. They were advised to have the borrower call to opt out of the modification trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1355.47	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	100	4	1	1	4	000007654321000000000000000000000111	Yes	No	Casualty Loss	Temporary		No	No	Yes	5/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower opted out a modification trial plan.	Limited	Removed Plan	Non-HAMP					No
204438503	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called regarding a NOI letter he received regarding his disaster forbearance plan. The servicer explained the process and what to expect at the end of the program. The line was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	522.1	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	91.67	12	4	0	0	111112222111000000001000000000010110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	9/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		On 09/XX/2017 the loan was setup on a forbearance plan through the disaster relief program. The plan was completed per comments dated 04/XX/2018.	Limited	Completed Plan	FBA					No
204355731	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08XX2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Called to make a payment arrangement and stated RFD was due to medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4	1128.07	XXX	7/XX/2018	6/XX/2018	8XX2018	8/XX/2018		100	116.67	100	100	5	13	3	0	222212333222222210001210010000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2012	9/XX/2018	Yes	9/XX/2016	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204437837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per the commentary the last conversation with the borrower was checking on ACH payment status to ensure it came out.  Borrower stated employment is off shore boat and is out to sea a lot.  The borrower was to submit the modification documentation per the commentary on 02/XX/2018; however, borrower brought loan current and was reinstated on 03/XX/2018, no docs received.  The borrower was denied a flex modification on 02/XX/2018 as it would increase the principal and interest payment.  The commentary reflects a modification was completed 05/XX/2013; however, no details were  provided.  Per the commentary the last reason for default was the borrower was unaware the payments were not being made; however, prior to was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	384.59	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	250	166.67	125	5	4	2	6	000000987654323221012110100000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower was denied the flex modification as it would increase the principal and interest payment. The comments reflect the borrower was attempting another modification and tried submitting the documentation via email which is not an acceptable submission route then the borrower brought the loan current.	Limited	Removed Plan	Non-HAMP					No
204459950	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per the comments on 6/XX/18, the borrower called in to arrange for a payment of $XXX. The borrower also confirmed that the home was not affected by the natural disaster, and that the home only had some ashes on it, but no damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.  there are no details provided for the bankruptcy. Comments on 11/XX/15 indicate the chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower calls in each month around the 15th to arrange for a payment on the account. The account still appears to be in an active bankruptcy per the comments on 4/XX/18. The delinquent taxes noted for 8/XX/16 were paid by the servicer on 8/XX/16.	Yes	Bankruptcy	XXX	4	980.96	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	0	14	9	13	222222222222223333333433444444554444	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2015	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	9/XX/2017	MOD	Yes	No	Yes	modification	No		per the comments on 6/XX/17, the loan was modified to a 40 year term with a maturity date of 3/XX/2053.	Limited	Completed Plan	Non-HAMP					Yes	Active	4/XX/2018
204436357	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 Borrower had a payment inquiry and wanted to know why there was no online access. Servicer advised that records show the borrower has attorney representation. Once written notice of no representation is received , they can access account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.  Also a chapter 7 filed 6/XX/2015, discharged 10/XX/2015, no reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6	819.39	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	7	22	1	0	222222222222222222232210110101121000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2012	8XX2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	1/XX/2018
204438487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  No foreclosure removed 10/XX/2013. Bankruptcy has been discharged. Borrower is employed. Paid every 2 weeks.Borrower is doing a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	315.96	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	83.33	100.16	100.12	24	0	0	0	111111010111110010011111100000011111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	1/XX/2015	7/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204437621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicated that borrower called to verify payment that was overnighted has been received. Agent advised that payment was received and is pending to be applied to loan account. Borrower advised they'll overnight another payment on 5/XX/2018 for $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	732.34	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	266.67	188.89	158.33	1	3	3	18	000000998888755444444432210000043432	Yes	No	Illness - Family	Temporary		No	No	Yes	12/XX/2013	6/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204460104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to obtain assistance in retrieving the 1098 on-line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1447.35	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	100	4	2	0	1	000000210000000001002110000000000009	Yes	No	Unemployment	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2015	MOD	Yes	No	Yes	Modification	No		Borrower had a Trail payment plan July through August 2015; however, there are not comments clearly indicating the modification was activated after the trial.	Limited	Completed Plan	Non-HAMP					No
204385974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Total amount due $XXX.  Servicer advised next due 04/XX/2018 in the amount of $XXX.  Borrower stated will be making the payment on line by 04/XX/2018.  Servicer advised of payment change 06/18.  New payment amount $XXX, new interest rate XXX%
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	780.83	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	112.59	95.92	96.16	2	0	0	0	000000101000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
204460118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1883.03	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		100	117.82	120.92	100.58	0	0	0	29	000000099999999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	8/XX/2015	5XX2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 7/XX/2018 to discuss bringing the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.125	1036.92	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		137.84	118.92	101.5	95.25	8	3	4	11	011110100055554333322210110000998876	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204457251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1767.11	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.06	134.75	100.94	100.71	1	1	0	0	000000210000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204436036	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a payment in amount of $XXX for XXX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 09/XX/2017 as a result of XXX.  The borrower was waiting on the roofing contractor to assess and then may file a claim.  There is no evidence of a claim or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	Yes	0	XXX	6.5	566.6	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	200	133.33	100	1	1	1	3	000000654321000000000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	8/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		Yes	No	N/A		No										No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a forbearance plan which lasted from 09/XX/2017 - 02/XX/2018.	Limited	Completed Plan	FBA					No
204435862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called with a promise to pay to bring the loan current with regular payments and to move dates of scheduled payments.  The agent advised the borrower of the active repayment plan and gave the borrower the ACH option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	883.54	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.15	116.74	109.87	106.69	19	1	0	0	000011111100111110011000111112100000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	1/XX/2014	6/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	1/XX/2018	FB	Yes	No	Yes	Forbearance	No		Repayment plan put in place on 1/XX/18 effective 2/XX/18 - 6/XX/18. The borrower decided not to continue with plan on 5/XX/18 and made a promise to pay to bring the loan current instead.	Limited	Removed Plan	FBA					No
204385270	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  At last contact, the borrower called checking on the status of being sent the final modification agreement from the servicer and stated the property is non-owner occupied. On 7/XX/2011, the borrower stated they had a rental property with damages.  A skiptrace was completed on 5/XX/2018 with unsuccessful results.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2015.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute through Equifax.  The servicer sent verification of the account status to the credit bureau.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	6.375	1139.95	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	100	100	83.33	6	29	0	0	222222222211022222222212122211222222	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No										Yes	Yes	Yes	No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		The modification was entered on 8/XX/2017.	Limited	Completed Plan	Non-HAMP					No
204460105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make a payment and stated repairs are still happening on home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	454.02	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		133.33	116.67	110.76	99.47	16	1	0	0	001110121100001111000000000111000111	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204386245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last phone contact on 03/XX/2016 was a discussion regarding a loan modification and borrowers trial payments that were to be paid until modification was approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	280.32	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		72.39	125.45	116.97	104.46	4	2	3	6	000000102110000000033210000006676543	Yes	No	UTD	UTD		No	No	Yes	10/XX/2010	4/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		Hope Now modification completed 4/XX/2016	Limited	Completed Plan	Non-HAMP					No
204457377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower was called and stated they would send $XXX in the mail on 5/XX/2018.  on 11/XX/2017, the borrower stated they were out of the country for 5 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	89.18	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	266.67	177.78	133.33	6	1	1	7	000000998765432110101000000100010000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2015	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	535.22	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100.14	100.37	6	3	1	0	000000100000000000000000002132211110	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458114	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower inquired about making a payment on the website. RFD was due to incarceration.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Flood premium amount.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the amount of his flood insurance premium Agent researched and the issue was resolved,
REASON FOR DEFAULT: The reason for default is incarceration.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	547.07	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		97.11	109.45	93.26	92.78	13	2	0	0	111110211101112000000000000000001001	Yes	Yes	Incarceration	Temporary	Weak	No	No	Yes	5/XX/2015	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
204385356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to see if they were delinquent and was advised they were 30 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1234.6	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	117.5	109.17	97.05	2	0	0	0	000000100100000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204459624	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 11/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 11/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called and spoke with borrower and advised of total amount due. Borrower stated that it will take a few months to get back in grace period, but they are in the process of working on it. Borrower scheduled a payment through web for $XXX, on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1352.48	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	150	100	116.67	2	3	2	17	0000003210432210099999998777654058XX	Yes	No	Business Failure	UTD		No	No	Incomplete	11/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204438284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party called in to make a payment over the phone and find out how much is needed. Borrower advised loan needs to be reinstated using cashier's check or wire. Reinstatement was sent via mail to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1355.1	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	150	106.15	104.61	3	1	1	1	000004321000010000100000000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2014	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385991	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of total amount due and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1571.59	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	98.5	95.99	94.73	3	0	0	0	000011010000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204435929	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	1345.56	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100.25	111.28	100.12	17	0	0	0	000001000111000001111110000111111100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204437628	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	1970.58	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		104.48	168.91	112.6	126.12	5	4	3	4	000005432100321021000000000101005432	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2012	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2015	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204387005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to know if XXX can have the extension confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	631.37	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		66.67	150	100	100	1	1	1	1	000004321000000000000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204458557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  BORR ADV THAT SHE WAS JUST TRANSFERED OVER ANDWANTED TO KNOW HER NEW PAYMENT AMOUNT ANDWANTED TO KNOW IF SHE WAS GOING TO GET STATEMENTS. ADV BORR OF NEW PAYMENT AND THATNO SHE WOULD NOT RECEIVE STATEMENTS BECAUSEOF THE BC LOAN STATUS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	820.85	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	111.11	108.33	6	0	0	20	000000110110110055555555555555559999	Yes	No	UTD	UTD		No	No	Yes	8/XX/2015	5/XX/2018	Yes	9/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436286	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Agent advised borrower of total amount due, borrower stated that he has XX days to pay before its late, agent advised borrower that payment is due on the XX of the month. Agent was not able to secure commitment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	1313.97	XXX	10/XX/2018	9/XX/2018	9/XX/2018	8/XX/2018		200	150	144.44	116.67	11	5	2	0	000222210332111100010000110000001011	Yes	No	UTD	UTD		No	No	Yes	6/XX/2015	7/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
204460290	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 02/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 02/XX/2016 [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm when payments are due and to change his due date to the XX of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  08XX2018 The property taxes are not delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	622.97	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	108.33	13	6	0	0	0000101100011112100102111021222XXXXX	Yes	No	Excessive Obligations	UTD		No	No	Incomplete	2/XX/2016	8XX2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
204438290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with authorized third party advised loan is current and currently on attorney lock down unable to speak with the borrower or discuss loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	2020.61	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	144.44	116.67	5	3	2	6	000001065432210001001000000065432100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2014	7/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204436147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08XX2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower had fiance call in on 07/XX/2018. The call was to verify if payment had been received. The agent would not give specific information to fiance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	578.72	XXX	9/XX/2018	8/XX/2018	8XX2018	8/XX/2018		133.39	116.7	100.02	100.55	18	0	0	0	000111111010000011111100000101110010	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204458720	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	732.04	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	66.67	72.94	65.39	11	3	1	10	000006544443210211112111111004444XXX	Yes	No	UTD	UTD		No	No	Incomplete	12/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Not Employed	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204435978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	430.93	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		106.3	169.94	113.29	109.97	7	6	4	8	000005432100121000432103216565432121	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204458698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower registered in website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	693.62	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100.83	100.56	92.08	7	1	0	0	000010000000000011100000000021101000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2015	6/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204357175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	484.71	XXX	10/XX/2018	9/XX/2018	8/XX/2018	8/XX/2018		100	133.33	111.11	100	8	4	0	0	000002110000000000100021122111000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204438194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is current on this loan. Dispute is for credit rating. No foreclosure, bankruptcy, modifications..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower is current on this loan. Dispute is for credit rating. No foreclosure, bankruptcy, modifications..	Yes	0	XXX	4.25	959.6	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	133.33	100	108.33	6	1	0	0	000000211010110010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204438365	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Loan Reinstated.

1/XX/2018 - Spoke with: Borrower Ssn1: Verified Ssn Demo Verify: 30 Day Rule Occupancy: 30 Day Rule - Reason For Call- : Payment Inquiry No Further Questions, Addressed Concerns, Recapped Call. Borrower Advised Lost Job, Had Fb. Borrower Advised Received Solicitation Packet, But Looking To Ri. **Ri Ordered By Mail Good Through, Good Through 2/XX/2018.** Borrower Inq Total Amount Due - , $XXX On File. Borrower Inq Principal, Advised $XXX, Advised Not A Payoff. **Payoff Good Through 2/XX/18** Advised Original Loan Amount Was $XXX, The Forbearance Agreement References Principal. Advised Will Provide Wire Information And Certified Address. XXX, For Regular Mailing Payments After Ri. Advised No Fc Sale Date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	428.33	XXX	9/XX/2018	8/XX/2018	7/XX/2018	8/XX/2018		100	293.41	195.6	146.7	1	1	1	21	000000999876543210000009999999999999	Yes	No	UTD	UTD		No	No	Incomplete	7/XX/2016	6/XX/2018	Yes	1/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
204385859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is current but there were lates in the past 12 months.  Streamline modification approved 12/XX/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1157.02	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100.57	100.29	111.31	102.88	21	0	0	0	000011010100011101111110110100011111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08XX2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	562.28	XXX	9/XX/2018	8/XX/2018	8XX2018	8/XX/2018		133.61	116.81	100.09	108.68	18	2	0	0	000111111021111112111010000000011000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2014	7/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204357132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that they would be able to make 1 payment this week but borrower was not sure when they would be able to make April's payment. Borrower was advised of repayment plan to bring the loan current but borrower stated that they did not want a higher payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	394.51	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	88.89	91.67	18	0	0	0	111111110000000000011111111110000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2012	7/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
204355724	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08XX2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017, customer called to check status of account; customer will be making a payment on 10/XX/2017 and 10/XX/2017 to bring the account current; reason for default loss of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	279.27	XXX	8/XX/2018	7/XX/2018	8XX2018	8/XX/2018		100	100	100	108.33	15	9	2	2	111110110102222102210110004433222111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	6/XX/2015	7/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	7/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2016.	Limited	Completed Plan	Non-HAMP					No
204457792	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised attorney authorization would be needed to speak with them about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  Confirmation of plan scheduled for 09/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	Yes	Bankruptcy	XXX	3.5	791.67	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		133.33	116.67	111.11	108.33	15	11	5	4	011111112111111115554333332222222222	Yes	No	Other	Temporary		No	No	Yes	4/XX/2015	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2017	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Filed/Under Plan
204458735	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 09/XX/2015 - 12/XX/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower  called regarding the escrow detail and new payment change. Agent went over the escrow change and call ended.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.748	347.57	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	100	92.79	69.59	4	5	4	10	000000099999876543211321001322023XXX	Yes	No	Death of Family Member	UTD		No	No	Incomplete	12/XX/2015	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
204459414	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  REASON FOR CALL: PAYMENT INQUIRY -  BORROWER CALLED TO CONFIRMED IF A PAYMENT WAS SCHEDULED BECAUSE IT HAS NOT BEEN DRAFTED         FROM XX ACCOUNT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	7.125	280.49	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	83.33	77.78	91.67	7	10	3	0	222222110002110000000000333222111000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	1/XX/2015	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204459120	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 12/XX/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in and made payments for June , July , and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	992.88	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	116.67	100	100	3	2	1	0	000000100000000000000000000000012321	Yes	No	Curtailment of Income	UTD		No	No	Incomplete	12/XX/2015	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204385824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last conversation on 10/XX/2017 customer called in to advise she was impacted by hurricane only to income. NO stated property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: no new update	Yes	0	XXX	4.75	571.17	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		37.81	169.48	135.21	134.74	12	11	1	1	000012121012100021021211043222110221	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	5/XX/2018	Yes	10/XX/2017	No	Employed-New Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204386355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called and made a payment in the amount of $XXX for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	574.17	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		97.94	95.88	95.19	94.85	9	1	0	0	000001010010010000111000000000021001	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2012	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding letter he received to provide proof of insurance. Borrower informed agent there is insurance on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	791.72	XXX	11/XX/2018	10/XX/2018	8/XX/2018	8/XX/2018		100	198.1	142.54	114.76	2	2	1	2	000005432210000000000000001000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2012	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204356462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2017.  Chapter 13 Bankruptcy filed 08/XX/2012, and dismissed 12/XX/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	377.49	XXX	9/XX/2018	8/XX/2018	8/XX/2018	8/XX/2018		100	100	88.89	91.67	3	0	0	0	000001010000000000100000000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2015	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204387556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4	545.81	XXX	7/XX/2018	6/XX/2018	8/XX/2018	8/XX/2018		100	83.33	100	83.33	11	13	2	1	222222121210001000432123210210021111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2012	8/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204459600	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact had  borrower being advised of escrow analysis and payment expectations.
Online letter writer shows a letter sent 05/XX/2018 for  a Cap & Extend loan however, no comments indicate this was discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1707.22	XXX	9/XX/2018	8/XX/2018	9/XX/2018	8/XX/2018		100	116.67	111.11	100	6	3	0	5	000022121101000000000000110000099999	Yes	No	Excessive Obligations	UTD		No	No	Yes	5/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		A trial plan was approved on 05/XX/2018 for payments o f$2,453.33 from 06/XX/2018 - 08/XX/2018. A modification had been completed on 02/XX/2016.	Limited	Completed Plan	Non-HAMP					No
204457939	3	[3] Collection Comments - Incomplete -: Missing 09/XX/2015 - 01/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1169.69	XXX	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		100	100	100	100	33	1	0	0	111111111111111111111111111111121100	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Incomplete	6/XX/2015	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in on 04/XX/2018 to make payment, did not realize XXX missed March.  Spoke about short/long term assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	346.11	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	122.22	108.33	2	0	0	0	000000000100000000000000000000000010	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  the servicer was contacted on 02/XX/2018 to obtain verbal tax form figures from the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	1450.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.81	100.81	100.81	100.68	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2001	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	456.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower completed pay by phone payment in the amount $XXX, borrower stated that they had signed up for auto withdrawal payment which had not started.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	76.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	133.87	126.97	7	1	1	4	000000006544321111111000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	7/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153967	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advise the account was under a payment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	65.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	142.28	1	2	1	12	000000000099999998765432210000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	12/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205153986	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2000.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2000 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9	433.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205153815	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower called in- home is owner occupied- committed to pay $XXX on 02/XX/2018 and to get the verbal 1098 figures
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for XXX.	Yes	30	XXX	8.25	763.67	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2003	12/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153988	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: 7/XX/18 commentary indicates claim check endorsed and returned.	Yes	0	XXX	7.25	146.15	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100.68	100.51	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/1999	9/XX/2018	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205153937	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	9.125	447.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/1996	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	4/XX/2018
205144530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact was made on 11/XX/2017, in which the borrower discussed general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.25	559.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.09	100.07	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	6/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154138	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.5	1065.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.12	100.12	100.11	100.11	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/1999	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153827	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/1996.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2000 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Natural disaster referenced 10/XX/2017.	Yes	0	XXX	8.375	900.31	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.04	100.02	100.01	100.01	9	2	0	0	000000000000000000000000021211111111	No	No	N/A	N/A		No	No	Yes	9/XX/1996	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower had general questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.75	723.89	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		164.28	136.22	134.19	117.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	10/XX/2017	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The most recent contact was on 2/XX/16, when the borrower called in for general account information:  balance, next payment due, rate, and escrow balance.  Performing loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/1997.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/1998 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	525.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000010000	No	No	N/A	N/A		No	No	Yes	12/XX/1995	10/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to get the insurance claim check endorsement at the branch and made a commitment to $XX on 5/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	510.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.41	100.67	100.45	100.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9XX2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153850	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on 05/XX/2018 indicated a claim check in the amount of $XXX can be endorsed and released to the borrower. Comments on 05/XX/2018 indicated the claim check was endorsed at the branch. Comments on 07/XX/2018 indicated an adjuster report was received and no claim funds are being held. The comments did not indicate the type of damages incurred and there is no evidence repairs were completed to the property.  The damage repair amount is estimated at $XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	402.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.24	101.24	101.24	101.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/1997	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
205153854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Commentary dated 10/XX/18 indicates call documented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.375	487.21	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154144	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018- Borrower called in - home occupied- rep request payment provided loan and short term options- borrower stated payment made was short $XXX due to escrow, borrower request late fee waived- advised not eligible for fee to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.625	444.46	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.04	116.71	111.22	100.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/1996	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205149988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	300.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153845	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/1998.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/1998.  Previous chapter 13 filed on 04/XX/1997 with case number XXX was dismissed on 10/XX/1998.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	394.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205153971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to update contact information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.5	908.26	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.22	100.18	111.23	100.09	1	0	0	0	000000000100000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2005	6/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	10	197.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.17	100.11	100.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.75	321.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.875	553.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	2	0	0	0	000000000010000000000000000000000100	Yes	No	UTD	UTD		No	No	Yes	2/XX/2006	6XX2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/1996.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09XX1999.  The proof of claim was filed 11/XX/1996.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	211.46	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		177.5	195.03	538.8	740.5	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	416.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.02	100.01	100.01	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/1999	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/1998.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2003.  POC was filed; however date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	448.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/1998	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2012	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205139645	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.625	255.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.14	100.14	100.1	100.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205153837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with borrower, called to request forbearance to be extended for another three months because they are still doing repairs to the home.  Extended forbearance for three additional months January XX, 2018 thru March XX,2018. Advised customer relationship manager follow up time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/1997.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	7.75	394.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.39	1	0	0	0	000000000000100000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	1/XX/2019	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	5/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a six month disaster forbearance plan.	Limited	Completed Plan	FBA					No
205139647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	294.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.9	98.36	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/1995	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205153892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	947.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.22	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153982	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 Borrower called with a tax inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03XX2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.125	334.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	8/XX/2000	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called on 03/XX/2017 to request a copy of their pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2007 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	199.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205149833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	402.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		109.94	109.94	109.93	109.92	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	624.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/1996	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149718	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower spoke with an agent and was advised of total amount due on the loan. The borrower stated they would be making a payment, however not exactly sure which day. The borrower also questioned when the mortgage started.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2002.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2007 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was located in a federally declared disaster area per comments on 09/XX/2017. This property was not affected.	Yes	0	XXX	8	572.56	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		102.33	117.83	111.89	117.25	3	0	0	0	000000000000100000110000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.701	785.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	112.43	116.57	112.43	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower requested a tax form reprint and inquired about the time frame to receive the form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/1997.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/1999.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	459.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	2/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153897	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2000.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2000 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 9/XX/2017. No damage was reported.	Yes	0	XXX	8.375	387.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.23	100.19	100.58	100.43	1	0	0	0	000000000000000000000000100000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144561	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 Borrower called in to make a payment for escrow shortage in the bank branch. On 7/XX/2017 Borrower called to ask for options. Servicer explained the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2001.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2007 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	359.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/1999	8/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205153894	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The customers expressed dissatisfaction in regards to a charged fee. The representative apologized and the issue was resolved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	381.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.15	103.15	103.15	103.15	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/1996	11/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154141	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower deceased on 11/XX/12 and assumption information was not yet processed.  Notes on 7/XX/17 state that the county was attempting to make repairs on the subject but could not contact the executor.  No details regarding damages provided.  Performing loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	209.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.85	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/1999	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promised to pay $XXX by 12/XX/2018 by phone for the month of November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	816.59	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	98.5	32	0	0	0	111111111111111111111111111111110000	Yes	Yes	Curtailment of Income	UTD	Moderate	No	No	Yes	10/XX/2000	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	493.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2000	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	363.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.61	100.37	5	6	1	4	000000002121002210765432100210000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/1999	8/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in about delinquent taxes and the call was transferred to the tax department, no further details about the call was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1413.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	111.11	100	20	0	0	0	000111111100000001111101111101100100	Yes	No	UTD	UTD		No	No	Yes	3/XX/1998	8XX2018	Yes	6/XX/2016	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205149770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer regarding questions with the 1098 received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2005.  Previous Bankruptcy #1 Chapter 13 filed XXX, dismissed 4/XX/2004
#2 Chapter 13 filed 8/XX/2004 XXX Relief granted 3/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9	482.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.62	100.31	100.21	100.15	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/1998	8/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrowers payment was moved to principal "zero coupon".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2014.  08XX2013 - Ch 13 case # XXX filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.79	112.16	119.22	114.41	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10XX1998	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149645	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2001.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  04/XX/2003 Chapter 13 filed on 03/XX/2003 case # XXX Discharged on 01/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property is located in a FEMA disaster area.	Yes	Bankruptcy	XXX	7	207.57	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		212.2	147.46	147.7	147.38	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/1998	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2014
205154127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called to discuss reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	239.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/1999	8/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	823.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205145852	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	561.33	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		110.66	114.24	113.45	114.54	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205153927	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06XX2018.  Third party had questions regarding that they are making to the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower is deceased; the date of death was 03/XX/2007.	Yes	0	XXX	7.5	713.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/1999	12/XX/2018	Yes	6XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Discussed modification documents and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	308.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/1998	8/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149777	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to make one payment for the month of August. Call transferred to CS.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.  Discharged chapter 7
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	808.59	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		99.42	98.83	98.64	98.54	25	0	0	0	111111111111111111111111100000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/1996	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	367.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	0	0	0	000000000000000000100000001110000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153929	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  On 12/XX/2015 Borrower called to confirm Servicer received the name change documents. Servicer advised the documents were forwarded to the assumption department and could take up to ten business days to process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	375.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/1999	12/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153930	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower made a payment in the amount of $840.57.  Borrower wanted to confirm that documents for the estate have been received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	446.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.53	100.27	101.75	101.67	3	0	0	0	000000000000000000000000001000010001	No	No	N/A	N/A		No	No	Yes	9/XX/2001	11/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  spoke to ATP (authorized third party), ATP inquiring because branch refused payment recently. Reviewed account and saw no reason for that. So long as minimum monthly payment and loan info, branch should be able to process. ATP also inquired about insurance referred to CS, gave direct #. Will call back; declined warm transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	204.31	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.47	101.08	102.1	102.61	0	3	4	3	000000000000000000000000006543332232	No	No	N/A	N/A		No	No	Yes	7/XX/1999	9/XX/2018	Yes	12/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2015	MOD	Yes	No	Yes	Modification	No		Modification effective date 04/XX/2015	Limited	Completed Plan	Non-HAMP					No
205153907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called into make a payment provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	431.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.11	100.08	100.4	100.3	2	2	3	0	000000000000000001000000323321000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	4/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149984	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2002.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	796.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	7	5	3	0	000000000000100221100032211000211033	No	No	N/A	N/A		No	No	Yes	8/XX/1998	12/XX/2018	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205153946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	131.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		137.88	125.25	116.84	112.63	3	0	0	0	000000000000000000000000011100000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	587.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	6XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2000.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2000 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	351.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/1998	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Advised borrower of the status of modification, borrower approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	456.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	6	3	3	000000000000000000000005543222212323	No	No	N/A	N/A		No	No	Yes	6/XX/2011	9/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan was modified on 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205154040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made payment and made a promise to pay for the end of the month. borrower declined options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	682.23	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	18	0	0	0	111111111111000011111100000000000000	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	1/XX/2006	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  There was an outbound call to ask for payment. The borrower informed of their commitment to pay $XXX and stated XXX just got out of hospital and that XXX XXX handles the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	868.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.08	2	0	0	0	000000000000000000000000000000000101	No	No	N/A	N/A		No	No	Yes	12/XX/1998	9/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154053	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower advised a payment can not be accepted using a credit card. Only a checking or savings account is accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2000.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	983.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/1999	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205149905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2010.  A motion for relief was filed 12/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	921.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2XX1999	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154049	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 the borrower spoke to an agent and verified the insurance information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2001.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX in September 2017. No property damages were reported.	Yes	0	XXX	4.875	1007.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		237.16	176.74	153.33	143.47	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144546	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called regarding automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	604.85	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111111111111010010010000011	Yes	Yes	UTD	UTD	Weak	No	No	Yes	2/XX/2006	12/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is evidence of reaffirmation.  A motion for relief was filed 01/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	478.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	216.2	187.15	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154063	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	443.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	105.05	107.13	108.18	0	0	0	2	000000000000000000000000000000000044	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205149881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments from 8/XX/2018 indicate borrower spoke with servier and provided promise to pay and dates. Servicer advised borrower to contact BK customer service to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The borrower previously filed a chapter 7 on 06/XX/2004 (case number XXX) which was discharged on 10/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicate modification completed 7/XX/2018.	Yes	0	XXX	6.875	397.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	111.78	120.41	90.31	6	3	2	4	000000555432101012132110000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/1999	11XX2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Comments indicate modification completed 7/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205154050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Transfer caller to Recast queue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	508.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		1039.44	585.81	434.6	359	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2012.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	347.79	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.68	116.97	111.37	108.88	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/1999	7/XX/2018	Yes	5/XX/2012	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Call received, no detail notes on what the conversation was other than regular documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	411.82	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			radian		No			No	No			No																		No
205154283	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	787.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	11	1	0	0	000000002111111111010000000010000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205144520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  There was an inbound call from borrower to inquire about a HELOC.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	287.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	Yes	5/XX/2017	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact in regards to payments made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	680.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.07	100.03	100.02	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2001	5/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	381.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.19	105.19	105.19	105.36	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144549	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated they'd make the payment on 01/XX/2019 and was advised of short term and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.	Yes	0	XXX	8	300.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		118.31	114.82	114.36	135.77	6	2	3	0	000000000023332100010000011001000001	Yes	No	UTD	UTD		No	No	Yes	7/XX/2002	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower had a Forbearance plan from 09/XX/2017 to 03/XX/2018.	Limited	Completed Plan	FBA					No
205149690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017: borrower called and made a phone payment in the amount of $XXX effective 12/XX/2017.  Servicer advised late charges, collection efforts and credit reporting continue.  Servicer provided option of a loan modification; borrower stated could not afford the repay amount and would try to bring account current on own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	90	XXX	8.125	309.62	XXX	10/XX/2018	9/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	7	4	13	3	333333335434333322221111110100000000	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	3/XX/2007	10/XX/2018	Yes	12/XX/2017	No	Not Employed	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		06/XX/2018: customer decisioned and not eligible for modification; loan is being removed from case mgmt.	Limited	Removed Plan	Non-HAMP					No
205144552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	368.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.64	102.64	102.64	103.15	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2000	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 inbound call borrower concerned about inspection fee charged, borrower made payment $XXX,  transfer borrower the the assumption department borrower wanted co-borrower off loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	274.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	125.82	1	8	1	4	000000000005544322222222100000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2000	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification to bring loan current	Limited	Completed Plan	Non-HAMP					No
205154285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	431.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.37	102.19	91.8	110.52	26	0	0	0	000000000011111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	3/XX/2001	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	588.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.17	100.17	100.16	100.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2000	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149992	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Authorized third party advised that the borrower had medical expenses, which is not valid for the modification appeal.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death was 02/XX/2013.	Yes	0	XXX	7.875	854.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/1999	6/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	9/XX/2017	MOD	Yes	No	Yes	modification	No	Lack of documents	Authorized party informed of what documents were pending for complete modification review on 04/XX/17. Ultimately, the account was denied for not returning docs.	Limited	Removed Plan	Non-HAMP					No
205144555	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called to make a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	364.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	7/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205149769	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  A third party called in to obtain the payment amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: One of the borrowers passed away on 11/XX/2016 and the other on 01/XX/2017.
				The commentary dated 10/XX/2017 reflects an intent letter from the estate stating has interest in retaining the property and will continue to make the payments without assuming liability of the note. The plan is to sell the property possibly in 2018.	Yes	0	XXX	7.125	552.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	1	1	1	000000001000010104321000000000000000	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	7/XX/1999	12/XX/2018	Yes	5/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No	5/XX/2017	No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification was denied 12/XX/2017, the third party opted out.	Limited	Removed Plan	Non-HAMP					No
205154100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Previous chapter 7 case# XXX filed 09/XX/03 discharged 12/XX/03
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	950.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	143.82	118.18	121.97	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer called to confirm payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	472.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000011000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower, payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	563.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	255.56	208.33	1	1	1	14	000000000999999999876543210000000000	Yes	No	Business Failure	Temporary		No	No	Yes	6/XX/2000	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification declined 3/XX/2017	Limited	Removed Plan	Non-HAMP					No
205139694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Commentary states borrower called in and was provided with basic information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	499.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	97.76	207.56	178.99	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/1999	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes from 8/XX/2018 reflect borrower made a payment.  Borrower also stated they were on a repayment plan and there was a death in the family.  Servicer informed borrower that if payments were not made on the repayment plan that the plan could be cancelled.  Borrower stated they would make payment.  Payment options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	429.99	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		100	133.33	122.22	125	8	8	2	2	000011222254332221112110100000000000	Yes	No	Death of Family Member	Temporary		No	No	Yes	1/XX/2005	10/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205149964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2007.  A motion for relief was filed 12/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8	744.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.375	438.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12XX2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149792	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer and ordered a loan history.  They were provided general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8	469.03	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	2/XX/2000	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149804	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage or hardship.	Yes	0	XXX	7.75	692.72	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		110.78	110.78	110.78	109.58	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Commentary indicates last borrower contact outbound call to borrower expressed dissatisfaction regarding payment/billing due to payment keep going up. Advised to speak to customer service. Also, borrower informed of commitment to drop off payment of $XXX at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.85	305.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	12	0	0	0	000000000000000101000000111101111011	No	No	N/A	N/A		No	No	Yes	2/XX/2000	8/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.125	527.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149909	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	4.5	261.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2000	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126245	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment in the amount of $XXX effective 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number $XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.  A motion for relief was filed 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	263.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2000	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205149653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8	374.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.11	108.41	5	0	0	0	000000001000101001001000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2003	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	299.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2000	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018 spoke to borrower Advised credit reporting and late charges will continue. Informed borrower of commitment to pay $XXX on 3/XX/2018 by web. Borrower stated payment for $XXX made on 2/XX/2018 may be returned due to checking account was compromised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	437.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.8	102.54	101.69	101.27	2	0	0	0	000000000011000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2001	8/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to find out why the payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01XX2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	328.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.29	1	2	4	1	000000000010000000000000000004333232	Yes	No	UTD	UTD		No	No	Yes	2/XX/2001	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205144558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.3	374.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	14	2	0	0	000000000011111111212111110000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2005	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.75	331.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		115.06	115.06	115.06	115.06	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.84	170.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	11/XX/2008	6/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
205154113	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and promised to make a payment. Rep advised the loan is in foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017. No damage was reported.	Yes	0	XXX	6.999	840.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	133.33	4	4	3	5	000000000065432111043432221000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2007	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	393.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	102.77	101.85	101.39	0	0	0	11	000000000000000000000000099999999999	No	No	N/A	N/A		No	No	Yes	10/XX/2004	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was approved on 12/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205149982	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2003.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2003.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	378.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2001	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205139711	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Account inquiry.  Verified account property is owner occupied.  Informed of notice of intent date of expiration 10/XX/2017.  Received modification package.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is First date of delinquency.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes date of first delinquency.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	9.625	459.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	33	2	0	0	111111111111111221111111111111110111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2001	12/XX/2018	Yes	6/XX/2018	No	Not Employed	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				No	Lapsed					Yes	Yes	N/A	No	No			No																		No
205153857	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower made a payment and agent read the EPP disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	10.74	898.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	5	1	1	0	000000000000000000000001110100000123	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205153863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	353.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.47	92.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	172.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2001	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to discuss their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09XX2016 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	766.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	8	1	0	0	000000000000000001100000111211001000	No	No	N/A	N/A		No	No	Yes	9/XX/2001	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.125	346.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.86	100.43	100.29	141.88	1	9	9	7	000000000055544432243213333333222222	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2007.  The proof of claim was filed 06/XX/2007.  A motion for relief was filed 12/XX/2006.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	509.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2000	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.625	365.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	91.68	2	0	0	0	000000000000000000000000000000000011	No	No	N/A	N/A		No	No	Yes	9/XX/2000	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149876	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2017.  05XX2017: borrower called and requested assistance with lender placed insurance.  Due to high call volume, servicer was unable to transfer. Borrower stated would call back another time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2009.  The proof of claim was filed 12/XX/2006.  Dismissed for not making payments for plan
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: there are notations in regards to deceased borrower and death certificate being received. However,no date of death is provided in the notes nor estate/executor information	Yes	0	XXX	3.5	157.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.3	100.55	100.82	112.87	0	0	0	16	000000000000000000009999999999999999	No	No	N/A	N/A		No	No	Yes	9/XX/2005	1/XX/2019	Yes	5XX2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205149852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower for a payment. The borrower advised they sent a payment by mail on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	317.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	116.67	10	4	1	4	000000002121210105554321111110000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2000	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205149856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower made a payment through home banking site and was transferred to customer service for homeowner's insurance amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	528.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		108.74	108.74	108.27	108.59	1	0	0	0	000000000000000000000010000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2001	10/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	315.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.07	100.04	100.02	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149934	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Relative of borrower called and stated will forward copy of death certificate and that spouse of borrower is the executor of estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	566.61	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		133.33	100	110.34	106.27	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in for options and wanted the payment placed at the end of loan.  Servicer advised they cannot offer that option.  Servicer advised the case option will be able to provide other options.  Borrower will call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	417.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.48	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10XX2001	9/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2007.  A motion for relief was filed 08/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	598.09	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.71	100.28	112.02	100.96	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2003.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	236.72	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	117.2	102.41	114.06	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2001	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1401.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.18	102.18	102.27	102.98	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2002	10/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149677	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower called in and spoke with an agent regarding their escrow account. The borrower requested a new analysis to be ran on their account. The agent processed the request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	645.04	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205149695	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called for the fax number for the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  Previous chapter 7 filed 07/XX/13 case# XXX discharged 10/XX/13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	9.875	1129.29	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	106.02	110.94	0	1	2	9	000000000000000000000000233555679876	No	No	N/A	N/A		No	No	Yes	10/XX/2001	1/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205149625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9	458.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2002	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149640	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.25	540.91	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	18	0	0	0	111111111111011111000000000100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2001	12/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to have the due date changed and was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	257.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called servicer, verified property is owner occupied.  Servicer verified all phone numbers, total amount due and asked for payment.  Borrower made commitment to pay XXX on 04/XX/2018.  Borrower also had question in regards to email received.  Servicer discussed short/long term options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2010.  The proof of claim was filed 04/XX/2008.  A motion for relief was filed 02/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	740.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.02	98.46	95.37	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2001	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205139716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to inform of their commitment to make a payment online on 02/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	605.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000101000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2001	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205139622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised that the payment had already been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	372.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.09	100.09	100.39	100.32	7	0	0	0	000000000000000000111111100000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2002	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205149938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The authorized signed called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.375	496.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.14	100.08	100.49	100.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2001	6/XX/2018	Yes	9/XX/2017	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	10.625	473.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2001	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  Prior Chap 13 #XXX filed 9/XX/2004
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.5	255.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.73	98.31	99.19	1	0	0	4	000000000000000000000000000000019999	No	No	N/A	N/A		No	No	Yes	6/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed			MGIC		No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205149619	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made payment for $654.79 for 11/XX/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2008.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.716	385.57	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	99.61	99.36	99.16	18	1	1	1	000000000000001111111111111111211043	No	No	N/A	N/A		No	No	Yes	11/XX/2001	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149763	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the last contact with the borrower was 1/XX/16 and the borrower committed to make a payment at a branch location on 1/XX/18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: the borrower's spouse called the servicer 10/XX/16 to notify them of the borrower's death on 6/XX/2016. It was noted that the spouse was not an authorized party, or executor and was educated on the required documents to be sent to the servicer.	Yes	0	XXX	6.25	225.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000001010000	No	No	N/A	N/A		No	No	Yes	11/XX/2001	12/XX/2018	Yes	1/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139610	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised that the adjuster's report is also needed and was given the property claims address and fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2008.  A motion for relief was filed 03/XX/2005.  Motion for Relief hearing was held on 05/XX/2005 and motion for relief was denied. The debtor is to cure delinquency of $XXX through agreed order. The agreed order terms are to cure within 30 days.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds were received in the amount of $XXX on 10/XX/2018 for unknown damage to the property. There is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	645.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	21	7	0	0	000000001111111212112112221121111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2001	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			No																		No
205154166	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The loan status is delinquent, due for 09/XX/2018 payment. On 07/XX/2018 the servicer spoke with the borrower who stated he would make the payment at the Branch on 07/XX/2018 in the amount of $XXX. On 06/XX/2018 the servicer contacted the borrower regarding payment and advised of short/ long term assistance options, the borrower stated he would make the payment on 07/XX/2018 in the amount of $XXX. On the following dates the borrower spoke with the servicer and made payments on the account 02/XX/2017, 04/XX/2017, 05/XX/2017, 08/XX/2017, 10/XX/2017, 02/XX/2018, 04/XX/2018, 05/XX/2018 and 06/XX/2018. On 06/XX/2017 the borrower called to update the Insurance policy information.  From 02/XX/2016 through 12/XX/2016 the borrower communicated with the servicer almost on a monthly basis and made payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	741.25	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	30	0	0	0	111111111111111111111100100111100111	Yes	Yes	Excessive Obligations	UTD	Moderate	No	No	Yes	10/XX/2015	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154174	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called in to inquire about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (XXX September 2017 ). No damages were reported.	Yes	0	XXX	6.875	496.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154173	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated they would pay at branch by 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2016.  Received trustees final report
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	413.06	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	2	1	7	111111111111100211009987654321000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	9/XX/2002	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Terms of the modification have been updated to the system of record, loans returned to normal servicing	Limited	Completed Plan	Non-HAMP					No
205149893	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  05XX2018 outbound call, reviewed workout status, borrower disputes decision advised borrower that an appeal is not opened at this time, borrower will send in appeal letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 09/XX/2017 indicated the property is located in a federally declared disaster area due to a hurricane.	Yes	0	XXX	6.6	429.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.93	100.52	124.71	118.54	1	5	1	2	000000044222232100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2001	1/XX/2019	Yes	5XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	881.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149635	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The loan status is current and performing. On 03/XX/2017 the servicer contacted the borrower regarding payment the borrower stated she made the payment and disconnected the call. On 01/XX/2017 the servicer advised the borrower that the Investor declined the request for a Loan Modification if she wants to appeal, to contact the appeal department. From 11/XX/2016 to 01/XX/2017 the borrower worked with the servicer applying for financial assistance / Loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.269	976.93	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	98.3	97.73	96.89	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		On 01/XX/2017 The servicer advised the borrower that the Investor declined the request for a Loan Modification if she wants to appeal, to contact the appeal department.	Limited	Removed Plan	Non-HAMP					No
205139602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03XX2018.  The borrower called about the trial offer, how to accept and make the first payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	116.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	107.55	117.07	1	3	5	2	000000044333332221000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2011	8/XX/2018	Yes	3XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205149609	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	372.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	133.33	1	1	1	1	000000000000432100000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower contact in regards to checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1174.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.21	101.84	101.96	102.03	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2002	7/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139648	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 03/XX/2014, the borrower advised the co-borrower (their spouse) passed away on 02/XX/2014.	Yes	0	XXX	4.625	192.87	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100.37	101	101.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9	1258.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2002	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was contacted and following up with the borrower on the sfb. Borrower says will be able to resume making his regular payment at the end of the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	795.66	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	13	4	4	11	111111111111002100999999876543333222	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	3/XX/2002	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No	Lack of income.	Borrower applied for a modification and was denied.	Limited	Removed Plan	Non-HAMP					No
205149678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower responded to Door Hanger. Servicer confirmed  Owner Occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	377.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	113.04	4	3	1	7	000000000088876543222110110000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	2/XX/2002	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan Modification completed.	Limited	Completed Plan	Non-HAMP					No
205126263	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a FEMA Disaster area (XXX) as noted on 05/XX/2017. Damages were reported and repaired.	Yes	30	XXX	6.875	883.85	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111111111111111100100000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/2004	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205149753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contacted for payment. Borrower made commitment to pay $XXX on 3/XX/2018. Gave borrower long and short term options. Borrower stated tenants are not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	327.4	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	116.67	133.33	125	4	15	1	0	000000011222223222222222211000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2002	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205149995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	786.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.97	96.96	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2002	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149758	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promise to pay $XXX on 11/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA hold placed on loan 10/XX/2016 due to XXX no damage or insurance claim found in the commentary.	Yes	0	XXX	3.375	729.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.2	100.15	2	0	0	0	000000000000000000001000000000000100	No	No	N/A	N/A		No	No	Yes	6/XX/2002	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205126266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	732.12	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	200	2	2	2	10	000000000099999876543213210000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.4	698.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100.85	100.85	100.99	100.95	3	0	0	0	000000000000000000000000001100010000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205139738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	460.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.4	100.4	100.4	100.3	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to start the process for financials, updated financial information, advised CRM will call in 5 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	592.33	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139744	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments on 09/XX/2017 stated the property was located in a disaster area for a hurricane. No sign of damages.	Yes	30	XXX	7.375	2072.68	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	18	11	4	2	111111111111111111054322222333222222	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	8/XX/2002	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No	The borrower declined the modification offer.	The account was approved for a modification; however, the review was closed on 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205139683	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to inform of the commitment to pay $XXX by phone on 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	616.07	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	34	0	0	0	111111111111111111111111011111101111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2003	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150008	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments on 04/XX/2015 indicated the co-borrower has not passed away.	Yes	0	XXX	5.625	125.59	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		153.77	135.55	143.5	136.48	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2002	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called to make payment advised of short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	232.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	3	6	0	0	000000000012100000000222221000000000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	4/XX/2007	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			RMIC		No			No	No			No																		No
205139658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	452.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.56	100.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer and the servicer provided principal balance information, payment received/next due date, current rate, and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number xXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  Prior Chap 13 XX filed 4/XX/2012, discharged 12/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	548.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.32	117.61	111.74	108.81	9	0	0	0	000000111111111000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2002	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower received an email that they were approved for modification and they were uninterested in assistance.	Limited	Removed Plan	Non-HAMP					No
205139649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called because they received a loss mitigation package but the borrower didn't request assistance. the agent advised the borrower to disregard the package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	336.05	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018	Monthly cash velocity differences were due to principal curtailments.	66.67	100	100	110.3	5	0	0	0	000000000011110000000010000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2002	9/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205149912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	553.21	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154172	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary dated 6/XX/18 indicates servicer called and call was answered then was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (hurricane) noted on 9/XX/2017). No damages were reported.	Yes	0	XXX	6.75	665.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	6	000000000000000000000000001001876654	No	No	N/A	N/A		No	No	Yes	1/XX/2005	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	923.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.22	104.42	93.08	95.32	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2002	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150047	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called on 5XX18 to enroll in an automatic payment plan.  During the review period and on 7/XX/18, borrower called for general account information.  Borrower's Chapter 13 bankruptcy was discharged on  and the account was reinstated in 5/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.  A motion for relief was filed 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 09/XX/XX/2017 indicated the property was in FEMA declared disaster area due to XXX with an impact date of 09/XX/2017.	Yes	0	XXX	6	395.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	166.67	158.33	2	3	2	12	000000000676766666554322321100000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2002	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	789.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	100	100	15	3	0	0	000001111000001101011000100021111212	Yes	No	UTD	UTD		No	No	Yes	10/XX/2002	9/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205139780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	548.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139794	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower and advised that XXX must sign the permanent modification documents instead of printing the name. Attempted to explain that notary was not required. Borrower will wait for the the new package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in XXX disaster area 9/XX/2017, and was placed on a disaster forbearance plan for 90 days.	Yes	0	XXX	5.375	1150.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	110.07	106.71	96.7	1	1	3	6	000004444434332100000000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2002	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	modification	8/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205139799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower  Advised of total amount of due. Asked for payment. Processed a phone payment  in the amount of $XXX effective 07/XX/2018. Advised of  short term and long term assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	446.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	117.15	110.74	2	1	2	14	000000000999998765655443321100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2002	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 4/XX/2018	Limited	Completed Plan	Non-HAMP					No
205150050	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	644.06	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2011	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	558.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	99.14	197.2	171.62	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1142.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		92.49	92.49	92.49	100.07	8	0	0	0	000000000001110100000001001011000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2011	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139803	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	512.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.74	99.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2003	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a promise to pay in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	254.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		106.28	108.72	106.48	106.53	3	0	5	0	000000000000000000000000110000333331	No	No	N/A	N/A		No	No	Yes	1/XX/2008	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139788	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to cancel the scheduled payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	590.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	133.33	108.33	3	2	2	0	000000003322111000000000000000000000	Yes	No	Death of Secondary Borrower	Permanent		No	No	Yes	9/XX/2015	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active
205139797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer advised that account is current and provided last payment details.  No options discussed as account was not delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	898.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	116.67	6	5	4	3	000000000043234433221112211100000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2013	4/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	3/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modification was approved. Borrower declined modification and reinstated loan.	Limited	Removed Plan	Non-HAMP					No
205153582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	426.07	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153700	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and made a promise to pay.  They stated that they tried for a modification and didn't get approved.  They stated they'd bring the loan current with their tax refund.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute regarding account status/payment rating/account history.  Appears servicer sent follow up to own department on 9/XX/2018 with modified findings regarding term duration and payment history.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	60	XXX	5.75	225.57	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	8	6	13	3	222333333333322104443332111111000001	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	10/XX/2007	12/XX/2018	Yes	12/XX/2018	No	Employed-New Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower is currently being reviewed for loan modification. The borrower was placed on a forbearance plan in 2017.	Limited	Completed Plan	FBA					No
205153708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	210.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 inbound call, borrower wants to set up autopay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	675.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	113.91	93.78	1	1	1	4	000000005544321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2004	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153699	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted the borrower to ensure the modification documentation was received and to advised they were working on updating the system, the borrower wants to set up auto pay once everything is processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for XXX.	Yes	0	XXX	5.875	876.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	108.15	106.41	1	1	6	0	000000033333321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2003	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The foreclosure on this loan was cancelled on 01/XX/2016 due to a loan modification. The borrower filed Chapter 7 bankruptcy, case #XXX on 10/XX/2006 and was discharged on 06/XX/2009.	Yes	0	XXX	6.375	789.19	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	759.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	120.15	1	1	1	10	000000000099999876543210000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2003	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 3/XX/2018	Limited	Completed Plan	Non-HAMP					No
205150042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	217.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	15	13	0	0	000000111101112222222121222211111021	Yes	No	UTD	UTD		No	No	Yes	1/XX/2003	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150051	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in and submitted their email for payment approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.75	1281.63	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		135.95	117.98	111.98	108.99	20	1	0	0	000000000000000111111111111112111111	No	No	N/A	N/A		No	No	Yes	1/XX/2003	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205153694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower had concerns regarding auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	842.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.04	111.14	167.34	2	2	1	1	000000002100432100000000000000000000	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	10/XX/2006	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	905.84	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2001	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	489.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.02	101.01	100.67	100.51	2	0	0	0	000000000000000001000000000010000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139854	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in about the fees on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary indicates that borrower advised all payments were made on time.  Borrower was advised of missed payment.  Borrower advised would check records and requested call back from agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2016.  The proof of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4.25	636.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000001100000000000000000000	No	No	N/A	N/A		No	No	Yes	12XX2008	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Forbearance	11/XX/2017	MOD	Yes	No	Yes	Forbearance	No		A disaster forbearance was canceled on 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150087	2	[2] Payoff has been requested within the last 60 days [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower and advise liquadation options due to borrower not accepting offer. Advised decline letter sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.	Yes	0	XXX	7.5	272.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	133.33	125	4	1	2	2	000000011344321100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2003	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No	The borrower declined the trial plan offer due to reinstating the loan on their own.	The account was previously under review for a modification, and was offered a trial payment plan. The review was closed on 06/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205139857	2	[2] Loan is in Bankruptcy [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  A payment was taken over the phone on 08/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2017.  The bankruptcy plan for the active case was confirmed on 06/XX/2017. The borrower previously filed a chapter 7 bankruptcy on 06XX2009 (case number XXX) which was discharged on 10/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	411.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2003	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205139873	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  An unauthorized third party called and the servicer advised they needed the third party to send in court probate documents to add them as an executor.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 09/XX/2011 indicated private mortgage insurance (PMI) was cancelled with Radian Guaranty.	Yes	0	XXX	6.625	479.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		109.96	115.01	113.4	112.59	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	Yes	7/XX/2018	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Cancelled			Radian Guaranty		No			No	No			No																		No
205139770	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in regarding payment and was advised the funds were applied to the August payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	462.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2003	12/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Outbound status call. Borrower stated still interested in modification but never received package. Requested package to be resent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.  Dismissed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	830.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	110.74	99.17	3	0	0	0	000000000100011000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2003	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139841	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to discuss the permanent loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	530.75	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	102.38	112.7	101.19	1	4	0	0	000000000000000000222210000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2003	8/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205139795	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower spoke with the servicer and stated they will add the extra interest on their next bill.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane in 9/2017, no evidence of damages.	Yes	0	XXX	6.5	272.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	100	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2003	12/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205139869	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  Servicer advised borrower to continue making trial payments until modification is completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	0	XXX	6	747.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	115.6	103.4	1	1	4	3	000000044433332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2003	12/XX/2018	Yes	5XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153254	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment in the amount $XXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment history. This was resolved on 9XX2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1611.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.17	14	5	0	0	000000000000000001221221111111111121	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	modification	8/XX/2016	MOD	Yes	No	Yes	modification	No		The loan was modified on 8/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205139842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in looking into a refinance and wanted to know if they ever had a 60 day late in the last year, advised only 30 days since 10/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	792.42	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	19	1	0	0	111111111011111100000000211110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	3/XX/2003	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139874	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	626.87	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	1	1	4	111111111111110000000555432100000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	4/XX/2010	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150113	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to give payment arrangements. The borrower advised they intend to get the loan back on track in September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07XX2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	889.14	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	99.63	98.9	19	8	4	3	111111112122111111006543333222122111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	2/XX/2003	10/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205139840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower contact in regards to account overview and ordered monthly statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2012.  The proof of claim was filed 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	743.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	101.04	10	0	0	0	000000000100000000000000000111111111	Yes	No	UTD	UTD		No	No	Yes	3/XX/2003	10/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150135	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  incoming call recieved to go over account information and updated mailing address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA hold placed on the account from 10/XX/16 to 01/XX/17 due to Hurricane Mathew and XXX hold placed from 09/XX/2018 to 09/XX/2018.	Yes	Bankruptcy	XXX	6.375	363.41	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		137.92	118.99	101.57	109.51	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	12/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205150185	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 the borrower spoke with an agent and was advised that the home was in foreclosure and that there is no sale date. The borrower stated they did receive the documents for the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	959.19	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	104.71	15	3	2	9	111111111099998765433210212111100000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/2003	10/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower completed the loan modification	Limited	Completed Plan	Non-HAMP					No
205154169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	836.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/XX/2017 Borrower requested a payment history from June 2016 through June 2017 be faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2007 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in flood zone area, and had water damage. Damages have been repaired.	Yes	0	XXX	4.375	455.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	12/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126327	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: No change in status of loan..	Yes	0	XXX	5.875	286.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.69	100.69	100.69	92.3	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	529.48	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100.98	8	5	1	1	000000000000000243221211211010000101	No	No	N/A	N/A		No	No	Yes	4/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205153240	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a payment in amount of $XXX and was provided with the confirmation number. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A motion for relief was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XXX declared in 09/2017.	Yes	0	XXX	5.875	674.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	103.69	102.46	101.84	1	1	7	1	000003333343321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153720	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to discuss homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	5.875	729.96	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		66.67	83.33	100	100	2	0	0	0	000000000000000000000000000010001000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The Servicer informed the borrower on 03/XX/2018 of the assistance options that are available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.125	1913.97	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	101.35	30	0	0	0	111111111011111111111111111111010000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2012	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139651	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower was provided the fax number to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	1642.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.03	100.04	100.04	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	9/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205126325	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The co-borrower called in to advised that the primary borrower is deceased.  On 11/XX/2018 -- talked to borrower regarding escrows for taxes and flood insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	589.61	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		115.04	131.7	110.02	115.85	5	3	3	3	000000000000000000211000121210654333	No	No	N/A	N/A		No	No	Yes	5/XX/2003	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and informed servicer that he will mail a paying of XXX on 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	409.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	6	0	0	0	000000000011111100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2008	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	224.68	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	133.33	116.67	4	1	0	0	000000000210100000000000000001001000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2012	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139852	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Discussed three month repayment plan to start on 11/XX/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.99	282.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100.01	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2003	9/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205139971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.99	414.9	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153721	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke with an agent about an escrow analysis check that was received. The borrower also wanted to set up automatic payment drafts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	6	372.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.03	94.15	87.33	1	1	3	4	000000044443332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2010	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205139881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The pay plan bank account information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	219.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer contacted borrower for payment on the account. The borrower stated they would make a payment of $XXX on 10/XX/2018 via customer service. The borrower stated the property is owner occupied. Servicer advised borrower of possible late charges and advised of short and long term options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	877.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	119.39	106.27	1	1	3	2	000000004433321000000000000000000000	Yes	No	Other	UTD		No	No	Yes	6/XX/2003	9/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1085.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.12	97.18	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Per last borrower contact, borrower expressed dissatisfaction with customer service experience and receiving a letter about foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1046.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2002	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called the servicer to talk about a payment reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	711.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	6/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126390	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: 1/XX/2019-File Review-Notes do not reflect any new updated information. No other updates made due to notes not reflecting any other file information.	Yes	0	XXX	4.5	439.54	XXX	11/XX/2019	10/XX/2019	11/XX/2018	12/XX/2018		400	200	133.33	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called and made a promise to pay on 09/XX/2018.  borrower called on 11/XX/2018 with a promise to pay - discussed modification options. Borrower called on 12/XX/2018 and made a phone payment of $XXX for 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	902.06	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	34	1	0	0	111111111111121111111111111111111110	Yes	Yes	Excessive Obligations	UTD	Moderate	No	No	Yes	5/XX/2006	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205126354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 08/XX/16 borrower called and requested reinstatement quote.  Borrower stated reason for default as divorce which has been resolved and would like modification. On 08/XX/16 borrower was advised of documents needed for review.  Borrower stated ex spouse has signed quit claim deed. On 08/XX/16 borrower advised amount of pay on financial documents. On 09/XX/16 borrower was advised still in underwriting review and to follow up once a week.On 09/XX/16 borrower was called for update on review. On 03/XX/17 borrower called to open appeal.  Borrower was advised the opening an appeal was not an option due to not bank error. Borrower understood and was transferred to another department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	654.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	1	2	10	000000000000000000000009998765444332	No	No	N/A	N/A		No	No	Yes	6/XX/2009	12/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification completed 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150222	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The representative processed the payment and provided the borrower the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	1824.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.02	100.03	99.63	98.97	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7XX2003	9/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205150142	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 the borrower spoke with an agent and set up a payment. The agent processed the payment and provided the confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2017.  The borrower filed a prior bankruptcy case XXX on 07/XX/2012 which was dismissed on 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	595.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.04	100.04	100.04	7	0	0	11	000000000000001111111000044444444444	No	No	N/A	N/A		No	No	Yes	9/XX/2009	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2018
205153743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call, spoke to borrower. Verified. Property is owner occupied. Provided TAD. Wanted to know the new payment amount, has already made partial will complete payment online.Advise long and short  term options. Asked for fee waiver. Waived: exception. Borrower had some home repairs to cause past due but with onl9ne payment being made will be current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	645.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	99.42	98.46	98.91	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2014	No		No	No	N/A		No										No			No	No			No																		No
205150214	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06XX2018.  Called borrower to let them know the special forbearance is over.  Borrower stated XXX is not interested in  any further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 09/XX/2017 indicated the property is located in a FEMA declared disaster area.	Yes	0	XXX	5.875	384.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	144.44	116.67	4	2	2	1	000000001433221110000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2003	12/XX/2018	Yes	6XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	No	Yes	Forbearance	No		Special forbearance completed 3/XX/2018	Limited	Completed Plan	FBA					No
205139987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower spoke with an agent and requested a coy of the note to be sent to the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	743.87	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	1/XX/2010	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153604	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	4.625	397.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a promise to pay $1,787.01 at branch office on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1047.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.24	102.46	101.78	101.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205153730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Most recent conversation with borrower was borrower requesting claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	740.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	6/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	144.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140016	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Welcome call completed with borrower and borrower stated that their spouse was out of work but that they would continue making payments and did not need any assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2018.  Plan was confirmed on 11/XX/2018.  Prior Chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.375	401.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	8	1	0	0	000000000000000000110021101111000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	12/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	11/XX/2018
205140134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower requested check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	421.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	18	0	0	0	000000000011111110110011111111010000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	7/XX/2003	9/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205139924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to get insurance payment history and loan payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10XX2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.  The proof of claim was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	844.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	9/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower made a payment in amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	352.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in due to did not receiving the current billing statement and to update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	781.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	3	2	4	000000000000000000000000000222338765	No	No	N/A	N/A		No	No	Yes	3/XX/2013	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  borrower called processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1296.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	1	0	0	19	000000000000100009999999999999999987	No	No	N/A	N/A		No	No	Yes	9/XX/2003	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150199	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Notes from 1/XX/2018 reflect dispute made by borrower.  No other contact evident.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes reflect dispute was for account history and status.  No findings found and appears servicer made no changes made.  Appears closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.5	552.44	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		102.34	102.34	102.34	102.34	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2003	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					Yes	No	N/A	No	No			No																		No
205140173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The representative discussed payment posting information, discussed next payment due and fees applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.5	412.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	10/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.  The borrower previously filed a chapter 13 on 04/XX/2008 (case number XXX) which was dismissed on 12/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	1184.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower inquired about recent payments posted to the account; servicer reviewed the account payments and provided requested details. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.5	662.17	XXX	12/XX/2018	11/XX/2018	9/XX/2018	12/XX/2018		66.67	100	88.89	91.67	2	0	0	0	000000000000011000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called with questions about account. Servicer confirmed account status and terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	11.75	261.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct paystring verified correct.	100	100	100	100	0	0	0	6	000000000000000000000000000000459876	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205140170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.875	787.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140027	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer was contacted, Spanish call, the customer asked for assistance options and provided promises for payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Deceased borrower notification received on 09/XX/2018.	Yes	0	XXX	5.875	426.63	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.38	116.69	126.56	112.23	3	0	0	0	000000011100000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2003	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modified on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	521.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	150	2	1	1	5	000000000087654321100000000000000000	Yes	No	Unable to Contact Borrower	Temporary		No	No	Yes	9/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Fair		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a promise to pay $XXX on 07/XX/2018. The borrower indicated that they cannot make a payment this month and will make two payments on 7/XX/18 to take care of June and July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	555.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	35	0	0	0	111111111111111111111111111111111110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2003	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205153044	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized third party wanted to speak to the customer service department in regards to the auto-pay on the account. Provided call back number and transferred the person to the customer service department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	517.6	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	133.33	100	4	3	2	8	000000000210098765432105432101000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205140151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On 05/XX/2016 the borrower called in and spoke with an agent regarding homeowners insurance. The agent provided the borrower with the basic insurance policy information as well as processed the 1098 tax form per the borrowers request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	867.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205140153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	820.64	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		102.63	102.31	102.2	102.39	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to check on the account status and was advised that the permanent modification documents had been received on 6XX18. The agent advised that they were waiting on the closing team to get the account back to normal servicing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 12/XX/17 comments indicated the borrower's only income source was from disability, but the borrower was seeking part time employment at that time.	Yes	0	XXX	4.625	538.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	107.34	106.74	97.64	4	0	0	0	000000011110000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2003	8/XX/2018	Yes	6/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	6/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 06/XX/2018.	Limited	Completed Plan	EXT					No
205150318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and scheduled apayment in the amount of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	245.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	109.98	123.18	129.79	4	2	8	0	000000333333332211000000110000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2003	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called, stated property address changed. Will forward the 911 letter with old and new address when receives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	589.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	99.57	98.85	98.49	6	0	0	0	000000000000000000111111000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	11/XX/2018	Yes	11/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No	The loan was removed from loss mitigation on 03/XX/2017 due to incomplete documents.	FNMA Non-MHA Modification completed, effective date 07/XX/2010	Limited	Removed Plan	Non-HAMP					No
205139907	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the borrower made commitment to pay via wire transfer same day, and promise to make phone payment on 9/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	323.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	970.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	687.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126318	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was advised of credit reporting history changes as still in pending status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Account was not being reporting to the credit bureaus due to bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02XX2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1644.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	14	0	0	0	000000000000000000000011111111111111	No	No	N/A	N/A		No	No	Yes	6/XX/2003	1/XX/2019	Yes	3/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205140238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Agent discussed the payment posting information with the borrower and confirmed that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	874.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower spoke with an agent and made a payment on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Prior chapter 7 bankruptcy was filed 07/XX/2009 under case number XXX was discharged 11/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	125.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.23	100.22	100.21	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150253	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  BAPS applied partial fund to account XXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	1539.97	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	0	0	0	111111111111111100000000000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2003	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2016
205153432	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and set up a payment of $XXX. The agent processed the payment and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.25	1388.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	9	000000000000000099998765432100000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active	1/XX/2018
205153772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Representative contacted borrower , went over payment and retention options . Borrower will being making April's payment only
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	387.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000000000011	No	No	N/A	N/A		No	No	Yes	6/XX/2015	9/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205150326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	442.74	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	96.39	95.18	94.58	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2003	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140224	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment via IVR.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  A motion for relief was filed 11/XX/2006.  Motion for Relief was filed and at hearing debtor funds received making debtor due for 01/XX/2007 and an agreed order is being completed as noted on 12/XX/2006. Motion for Relief was granted 12XX2016 and rule 4001 is waived.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	667.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205140313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower expressed dissatisfaction when they made a payment but was rejected due to over-payment. Apologized to the borrower and processed a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1248.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	102.67	101.78	103.34	2	0	0	0	000000000000000000000000001100000000	No	No	N/A	N/A		No	No	Yes	9/XX/2003	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205140021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment and requested copy of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	764.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	102.59	103.25	103.42	102.79	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 07/XX/2016 an authorized third party was advised the borrower was approved for a trial payment plan. Contact was last established on 03/XX/2017 at which time a third party was requesting tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2013.  The proof of claim was filed 08/XX/2012.  The borrower previously filed a chapter 7 bankruptcy on 12/XX/2011 (case number XXX) which was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1366.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.16	100.12	0	4	4	0	000000000000000000000000000033332222	No	No	N/A	N/A		No	No	Yes	6/XX/2003	10/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The account was modified on 09/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205126356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised of their commitment to pay at the local branch on 08/XX/18.  Long term and short term options discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	860.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	110.59	2	4	1	0	000000000003222210000000000000000100	Yes	No	UTD	UTD		No	No	Yes	6/XX/2003	10/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 2/XX/2018	Limited	Completed Plan	Non-HAMP					No
205140061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	717.07	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	6	3	0	4	000000000000000000000122110011127654	No	No	N/A	N/A		No	No	Yes	7/XX/2003	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification was completed on 05/XX/2016 but only brought it to 60 days delinquent.	Limited	Completed Plan	Non-HAMP					No
205126431	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Called in to have funds moved to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05XX2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.  Comments reference a prior chapter 13 bankruptcy (case# XXX) filed on 10/XX/2011 and dismissed on 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property is located in a FEMA disaster area due to XXX but no comments on any property damage from hurricane.	Yes	Bankruptcy	XXX	4	1077.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		166.28	133.14	133.2	124.9	5	0	0	0	000000001111100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2002	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	12/XX/2018
205140104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Servicer contacted the borrower regarding payment and advised of short / long term assistance options, the borrower stated they would make the payment in the amount of $XXX on 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	493.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100.13	100.09	100.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	926.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified on 05/XX/2017.	100	100	100	100	2	5	3	0	000000000000000000003332222210100000	No	No	N/A	N/A		No	No	Yes	11/XX/2002	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12XX2016.  On 12XX2016 spoke to borrower and informed the borrower of NOI, late payments and collection attempts will. Tried to update financials and discuss options. Asked for a payment. Reminded the borrower of promise to pay $XXX on 12/XX/2016 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	616.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.8	98.2	5	1	1	3	000000000000000000000000121011106543	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2018	Yes	12XX2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205139921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	1407.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149098	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	4.875	617.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	12	0	0	0	000000001000111111110000001000011000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2004	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205150219	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2017.  Relief granted 1/XX/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	10.5	411.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		111.62	111.62	98.7	109.68	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	4/XX/2018
205126404	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Principal and escrow balance, payment received/next due date information, and interest rate provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Comment from 07/XX/16 indicates the borrower stated there is damage to the property.  Claims department phone number provided.  There is no evidence of a claim being filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	354.13	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100.3	100.15	100.26	100.52	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	7/XX/2003	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		Yes	No	N/A		No										No			No	No			No																		No
205140331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called regarding payment increase. Servicer advised increase due to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1111.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000000010	No	No	N/A	N/A		No	No	Yes	9/XX/2003	2/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called asking about payment and the the caller hung up before call was  finish the conversation. Servicer believe the borrower thought the call was over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.5	768.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	25	0	0	0	011111111111111111001111000000101101	Yes	No	Other	Temporary		No	No	Yes	9/XX/2015	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The representative discussed the increase in escrow payment, provided an explanation of fees due, discussed the repayment of fees due, and provided loan information on the monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.69	1353.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	4	17	000000000000000777655555445433337654	No	No	N/A	N/A		No	No	Yes	7/XX/2003	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The modification was completed on 10/XX/2017	Limited	Completed Plan	Non-HAMP					No
205140041	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Provided general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property in FEMA disaster area noted on 06/XX/2016 due to server storms and flooding. No damages were reported.	Yes	0	XXX	7.4	692.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.06	100.09	100.06	100.05	0	0	1	8	000000000000000000000000000987656543	No	No	N/A	N/A		No	No	Yes	8/XX/2003	12/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2005 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	1047.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call from borrower, verified, owner occupied. Went over NOI and expiration date of 9/XX/2016. Loan was in foreclosure at this date. Caller informed of promise to pay via overnight on 6/XX/18. Received and waiting to be applied. Due for 7/2018. Since reinstated/ current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1041.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	133.33	100	0	0	1	1	000000000000000000000000000000000043	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed effective 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205150161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.625	670.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2003	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called promised to pay and bring account current on 09/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	493.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	10	000000000000000000000100009999999876	No	No	N/A	N/A		No	No	Yes	7/XX/2003	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126346	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	611.13	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2011	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		Yes	Active	9/XX/2018
205150213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called for general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2005 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	359.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7XX2003	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke to borrower and Rep advised of $XXX sitting in the partial balance account and needed another $XXX to add to that to make up the October payment. Borrower stated will make that payment online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	988.52	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		111.66	111.66	123.5	118.73	8	2	2	0	000000000000010100133221111000000010	No	No	N/A	N/A		No	No	Yes	8/XX/2003	10/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 7/XX/2017	Limited	Completed Plan	Non-HAMP					No
205126339	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Spoke with borrower, caller informed of their commitment to pay $XXX on 08/XX/2016 by Drop off at Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.625	362.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	1	3	000000000010000000000000000000006543	Yes	No	UTD	UTD		No	No	Yes	8/XX/2004	11/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205140112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower had previous loan mod questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	488.28	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		101.69	101.69	101.69	101.97	0	0	0	12	000000000000000000000000555555557654	No	No	N/A	N/A		No	No	Yes	1/XX/2004	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called for basic information regarding their insurance. Comment dated 09/XX/2017 borrower informed they received information from their insurance company has not been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	933.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	1	3	000000000000000000000000000000016543	No	No	N/A	N/A		No	No	Yes	12/XX/2003	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205139966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The representative confirmed the next payment was received and discussed the next payment due..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	1564.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	4	000000000000000000000000000000008765	No	No	N/A	N/A		No	No	Yes	8/XX/2003	10/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	820.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		115.25	114.8	114.05	113.67	3	0	0	0	000000000000000010000000000010100000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called on 09/XX/2016 to request a correction regarding for funds that were posted incorrectly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	478.38	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.01	116.68	100.01	101.72	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	8/XX/2003	11/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205149099	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower sent correspondence to the servicer requesting validation of the account information. the agent noted that a specific dispute wasn't provided, and sent a letter to the borrower requesting additional information on 11/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower submitted a written dispute requesting a credit correction stated the account should report paid/closed and never late.  The agent verified the reporting was accurate and sent a validation letter to the borrower on 10/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in on 07/XX/2014 regarding roof damage and requested a branch endorsement for the claim check in the amount of $4676.70.  The endorsement was denied due to the account being delinquent within the last 6 months and the claim was monitored. Multiple requests were made for contractor documents. The borrower stated on 10/XX/2014 the amount released was not sufficient for repairs. On 04/XX/2015 the borrower stated never received the check and the loan was service transferred.  Efforts were made to find the claim funds. On 07/XX/2015 documents were still needed to release funds.  Multiple attempts were made to obtain the documents. On 11/XX/2017 it was noted that 25% of the funds were released in 09/2017 and the adjuster's report and contractor documents were still needed. On 06/XX/2018, attempts to contact for inspection were made with no response.  Documents were still missing as of 09/XX/2018.  There is no evidence the repairs were completed and all funds were released.  The damage repair amount is estimated at $4,676.70.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	681.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	122.22	108.33	18	4	0	0	000000001211101122211111100111110001	Yes	No	UTD	UTD		No	No	Yes	4/XX/2005	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										Yes	No	N/A	No	No			No																		No
205140068	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  12/XX/2018 File Review-Notes indicate that borrower was contacted by servicer and advised of total amount due. Advised of short and long term Loan Modification assistance programs.
10/XX/2018:  Borrower called servicer, verified property is owner occupied.  Servicer informed borrower of total amount due; notice of intent w/expiration date; advised credit reporting, late charges and collection efforts continues until foreclosure.  Borrower informed of their commitment to pay $XXX on 10/XX/2018 and $XXX on 10/XX/2018 both by phone.  Servicer offered long term and short term assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Contact & Most Recent Comment dates based on updated notes that's supplied in file by servicer.	Yes	30	XXX	6.125	904.31	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	17	9	5	4	111111111111111101222233332223227654	Yes	Yes	Other	Temporary	Weak	No	No	Yes	7/XX/2005	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205140042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword Search Completed	Yes	0	XXX	4.25	326.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.42	105.49	103.66	102.75	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140086	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting and delinquency. Servicer researched and found reporting to be accurate. Issue appears to be resolved,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	961.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205150320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative advised the borrower of the total amount due, and offered loss mitigation options.  The borrower made a commitment to make a payment online today.  The representative transferred the call to customer service to receive assistance on the their online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	10.25	885.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.25	97.67	96.85	1	0	0	0	000000000000000000001000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	943.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1252.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	1504.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	6	0	0	0	000000000000001010000010001010010000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140362	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018 the authorized third party called in due to a letter received showing the borrower owed over $XXX. The agent reviewed the account and advised that the loan was showing current. The agent reviewed short and long term options available if borrower needed assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.	Yes	0	XXX	4.625	723.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	141.67	1	1	1	2	000000000000543210000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205150333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in and made phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	567.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		107.02	103.51	102.34	110.09	14	2	0	0	000000001001111211000011110101000021	Yes	No	UTD	UTD		No	No	Yes	11/XX/2003	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018- contacted Borrower to advised permanent modification documents received allow 60 days for completion. 04/XX/2018- Borrower called to discuss permanent modification due date, amount and how payments are applied. 03/XX/2018 Follow up on modification documents. 02/XX/2018 Borrower called in reference to letter received from BOA rep advised will receive communications during modification process (approved for trial). 11/XX/2017- Borrower called in for update rep advise trial modification approved 3 months $XXX on 12/XX/2017 is first payment- 01/XX/2018 and 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	717.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.58	100.79	124.04	114.19	15	4	1	0	000000000322221111111111111110000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	761.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.07	101.53	97.79	98.42	1	1	5	0	000000003333321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2003	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 5/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140350	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2011.  The proof of claim was filed 01/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1482.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		95.18	93.98	93.57	93.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2003	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called 7/XX/2016 with their commitment to make a payment. Borrower called 10/XX/2016 needing assistance due to unexpected expenses. Borrower was contacted 1/XX/2017 to discuss the payment; borrower stated payment made on 1/XX/2017; borrower was advised payment not posted yet. Borrower was contacted from 2/XX/2017 to 3/XX/2017 to discuss the trail payments.  Borrower called 3/XX/2017 in regards to the workout review and was advised the permanent MOD documents were mailed on 3/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	619.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		107.49	103.75	102.5	110.59	4	1	1	3	000000001000110000000055432100000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	10/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding a deferment for March. The servicer advised that they do not do deferment but can offer short term and long term options. The loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	646.54	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140344	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Contacted 11/XX/2018 and stated contractor gave a $6,000.00 increment to the original bid. The customer stated they are not happy and will not pay the increased amount due to the increased measurements. The customer stated the initial estimate was based on Google maps, and this is based off actual measurements. Customer advised they will likely be looking for a new contractor. They advised they are not ready for an inspection yet.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  02/XX/2018 Hurricane damages noted and executor of estate has insurance check in amount of $XXX The fence repairs were completed.  The third party noted a roofer was hired on 05/XX/2018.  The third party noted on 07/XX/2018 not yet ready for repairs, may start in two months. The contractors invoice was received on 09/XX/2018. Contacted 11/XX/2018 and stated contractor gave a $XXX increment to the original bid. The customer stated they are not happy and will not pay the increased amount due to the increased measurements. The customer stated the initial estimate was based on Google maps, and this is based off actual measurements. Customer advised they will likely be looking for a new contractor. They advised they are not ready for an inspection yet.  The damage repair amount is estimated at $XXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4.125	503.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	114.64	95.89	0	0	0	29	000000099999999999999999999999999999	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	4/XX/2009	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140426	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The servicer has not been attempting to contact the borrower due to the active BK.	Yes	Bankruptcy	XXX	4.6	488.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	116.67	7	2	3	19	000001111111223334555666788889999999	Yes	No	UTD	UTD		No	No	Yes	2/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Filed/Under Plan	11/XX/2018
205153773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer spoke with the borower and was transferred to specialty queue.  There was no further information on the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.937	615.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	5/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account. Agent processed payment and advised borrower of confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	669.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153775	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed payment posting information. The payment was applied to the incorrect loan. This was corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 9/XX/2017. No damage was reported.	Yes	0	XXX	4.375	436.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the month of 10/2017 as accurate due to principal curtailment and for the month of 05/2015 due to its reversal and reapplication.	100	100	100.11	100.09	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	359.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.45	100.73	14	0	0	0	000000000000000000000011111111111111	No	No	N/A	N/A		No	No	Yes	9/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2013	No		No	No	N/A		No										No			No	No			No																		No
205150347	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was contacted 5/XX/18 for a welcome call.  Borrower sent $XXX in certified funds to reinstate the loan (HELOC, possibly?), and said she would send in the loan mod package for the HELOC.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	135.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	5	2	2	000000000000000000000044323211022211	No	No	N/A	N/A		No	No	Yes	12/XX/2003	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205140429	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discuss status of loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	861.84	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.67	12	0	0	0	111111111000010000010001000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2003	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140355	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding the payment.  Borrower wasn't aware that the payment went up.  Borrower didn't have check book available and will make the payment on-line.  Servicer discussed long and short term modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2016.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Florida XXX (XXX). Incident period: XXX to XXX. Major Disaster Declaration declared on XXX	Yes	0	XXX	4	1281.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.99	103.69	110.31	110.74	7	1	0	0	000000000010001211111000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2003	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	Yes	Yes		No		No	No	N/A		No										No			No	No			No																		No
205150341	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed escrow shortage with borrower.  Borrower called in payment will follow up  with financials.  as of 3/XX/2018 borrower agreed to a 6 months partial reinstatement.   On 3/XX/2018 borrower stated spouse is decease,but since has remarried.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	1432.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	122.22	125	4	3	2	2	000000112254332100100000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2003	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205153777	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted borrower and advised of follow up call and confirmed 2nd set of signed agreement was received.  Advised to allow time for account updates and reminded him of the importance of compliance of the new modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 reflects that the property was located in a FEMA hurricane natural disaster area.	Yes	0	XXX	5.75	231.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 06/2018.	100	100	98.38	90.48	1	3	4	0	000000033332221000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2008	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification was finalized on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	902.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.22	100.15	100.15	100.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was advised of modification process, next steps, escrow shortage, and escrow payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	107.22	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	1	2	1	1	000000000000000000000004322100000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	6/XX/2018	Yes	3/XX/2017	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 02/XX/2017	Limited	Completed Plan	HAMP					No
205140454	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer to discuss post petition payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 05/XX/2018.  The plan was confirmed on 09/XX/2018.  A prior Chapter 7 bankruptcy (case #XXX) filed on 05/XX/2010 was discharged without reaffirmation on 08/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.75	676.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	11XX2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	9/XX/2018
205140428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Agent advised borrower that BAC will seek insurance refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	393.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	1	0	0	000000000000000000000021100000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205150386	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	356.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2014
205150339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.375	778.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		314.02	207.01	171.34	152.18	23	0	0	0	111111111111111111111001100000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2003	9XX2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Associate stated borrower received letter on Friday indicating will receive $XXX due to making mortgage payment on time. Representative stated can see that letter and advised to contact customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2009.  A motion for relief was filed 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	882.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	194.47	162.98	147.23	7	0	0	0	000000000000000000000010000000111111	No	No	N/A	N/A		No	No	Yes	2/XX/2004	7/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205144484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer to make a payment.  The borrower also requested a packet for Instructions to Change ITIN or SSN.  On 08/XX/2018 a servicer employed requested the same information be emailed, assuming this was a branch employee to help out the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	348.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled			United Guaranty		No			No	No			No																		No
205150378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	686.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140482	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Inbound call, spoke with borrower, verified. Property is owner occupied. Provided privacy statement, total amount due. Caller expressed dissatisfaction regarding collections, payment processing- documented. Payment made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1628.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.59	102.05	101.36	100.45	1	0	0	0	000000000000000001000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	1/XX/2019	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2017	No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205140390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay on the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1246.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	113.37	101.7	1	1	2	3	000000004443321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2010	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205150350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	374.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	144.44	125	3	3	3	2	000000004433321010000022100000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2004	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205140471	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	572.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.07	100.09	100.1	100.11	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205140470	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower requested verbal payoff. Written request for payoff received 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1755.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205139894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised that the insurance is the same insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1676.5	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	8XX2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1170.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.88	97.01	96.07	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140485	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There are no comments to review from 7/XX/18 - 11/XX/18.	Yes	0	XXX	5.875	981.46	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to see if reinstatement had been received.  Borrower was advised that payment should post today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1119.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	177.78	133.33	1	1	1	4	000000000765432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2004	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called for year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No new updates, no change in status of the loan.	Yes	0	XXX	6	771.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000001000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	12/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150353	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Customer called to make 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	146.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	91.67	13	1	2	1	000000001100043311111010121111000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2012	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification completed 12/XX/2017	Limited	Completed Plan	Non-HAMP					Yes	Active	12/XX/2018
205153649	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	566.11	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		Yes	Active	9/XX/2018
205153569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account and updated their phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	431.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140453	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	722.71	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		100	100	102.62	99.7	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205153594	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  3rd party inquired about payment reversal and posting, claims payment made but not received  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06XX2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	325.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	7	1	1	7	000000000000000000998765432111111100	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	Yes	6/XX/2017	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205150387	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Servicer made welcome call  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	635.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205150352	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/2017 spoke to the borrower who made a payment by phone for $1062.83 effective 4/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03XX2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments on 04/XX/2018 indicated a dispute was received on 03XX2018. The borrower disputed the present/previous account status and claims company will change research performed on SOR and VISA cadet. The servicer responded and indicated they updated the disputed account information only and modified the payment history. The maintenance screen was updated. There was no further mention of the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02XX2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	736.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	99.56	9	0	0	0	000000000000000000000011111111100000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	9/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205150390	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in and was provided with general information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed payments for November being reported as delinquent and reported at all; servicer researched and payments are not showing as reported to the bureau and servicer responded.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2013.  Bankruptcy case reinstated on 09/XX/2018, was dismissed 08/XX/2018. Per commentary POC was disallowed 12/XX/2013 from receiving distribution from the trustee as property was being paid outside the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for XXX.	Yes	Bankruptcy	XXX	5.625	653.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	104.44	114.04	111.76	9	4	3	2	000000000000000010111134324321102121	No	No	N/A	N/A		No	No	Yes	3/XX/2004	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		Yes	Active	9/XX/2018
205140443	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower contacted the servicer to make a payment of $XXX. Per the commentary the borrower reached out on 09/XX/2017 to inquiry on the disaster forbearance plan and once the servicer explained it, the borrower declined.  The borrower stated was affected by the hurricane but only listed power outage, no damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster XXX noted on 09/XX/2017.	Yes	0	XXX	4.75	1122.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.42	98.27	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer was contacted and provided the amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	320.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9XX2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to find out why past due, when payments were made in October.  The principal payment should have been applied to the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	777.86	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.02	100.01	100.01	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150403	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2005 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	395.33	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	83.33	269.54	245.75	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140518	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.375	1031.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.89	98.66	97.59	97.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	9/XX/2018
205153790	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The executor was contacted on 06/XX/2017 regarding the delinquent status. The third party discussed the cancelled repayment plan and requested to have a new one setup. The servicer advised of the informal plan requiring $XXX for July through September.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	451.53	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	4	7	3	5	000000000000000001128765432112332222	No	No	N/A	N/A		No	No	Yes	1/XX/2008	11/XX/2018	Yes	6/XX/2017	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	9/XX/2017	RPP	Yes	No	Yes	Repayment Plan	No		Repayment plan scheduled for 7/XX/2017 through 9/XX/2017.	Limited	Completed Plan	FBA					No
205152977	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.625	354.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	9/XX/2018	Yes	6XX2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205148443	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a commitment to make a payment today at the branch office. The representative advised the customer of the modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2005 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	813.96	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	19	0	0	0	111111111111111110001000000001000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2005	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205140407	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	718.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150398	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower contacted the servicer to ensure payment was received the insurance escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2010.  Comments on 03/XX/2014 indicated the loan was crammed down to $XXXX to be paid at 4.48% over 360 months.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for XXX and 11/XX/2016 for Hurricane Hermine.	Yes	Bankruptcy	XXX	4.48	399.14	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		100	121.49	179.41	159.56	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	12/XX/2018	Yes	11/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled			Radian		No			No	No			No																		Yes	Active	12/XX/2018
205140418	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was unable to state when the payment would be made within the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is HAMP modification denial..  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the income portion of the modification denial. This was resolved on 9/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	554.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	112.48	109.36	5	3	7	6	000000001111100000009876543333332232	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No
205150394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	396.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1110.18	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	26	0	0	0	111111111110001001100000111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	2/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150415	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 Borrower called regarding whether the tax bill was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2009.  A motion for relief was filed 06/XX/2009.  The motion for relief was withdrawn on 10/XX/2009. An adequate protection order was entered on 11/XX/2009. Comments on 03/XX/2011 indicated the loan was crammed down on 11XX2010. Comments on 10/XX/2014 indicated the plan indicated the loan would be paid $XXX over 27 years at 4.5%.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	368.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	12/XX/2018	Yes	8/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205126228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to inquire about late fees and refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No new updates, no changes in status.	Yes	0	XXX	6.5	529.99	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		131.76	116.7	111.49	108.62	3	0	0	0	000000000001000000110000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2004	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	334.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.67	97.5	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 inbound call, advised borrower of total amount due, borrower calling to verify if payment sent has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2006.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	526.89	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111111111111111110000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2005	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205140690	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	436.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.73	96.59	1	0	0	0	000000000001000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	570.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	0	0	0	000000000000001111000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126462	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1937.47	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100	88.89	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150447	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2006.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	614.07	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		66.67	100.42	101.13	100.94	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205126476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No new updates, no change in status.	Yes	0	XXX	5	369.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	124.04	113.75	108.61	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	658.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.05	100.1	100.21	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  During most recent contact borrower was advised of total amount due and payment was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	811.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.51	102.4	101.88	101.72	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	548.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.86	96.97	96.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2013	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	408.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.46	102.23	145.93	117.78	4	9	2	1	000000012432222232221100000100000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Commentary states borrower was decisioned and not eligible for modification.	Limited	Removed Plan	Non-HAMP					No
205140711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	772.57	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 the borrower called and stated was out of town and would make the payment today at the branch in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2012.  Comment dated 08/XX/2012 Chapter 13 Bankruptcy Filed on 06/XX/2012 Dismissed on 08/XX/2012 and sent to Close.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	390.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	101.47	101.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6XX2004	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126478	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to get end of year tax information.  The representative provided the customer services phone number and transferred call. No changes made to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	3.625	1169.4	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		95.1	110.95	105.67	102.37	1	10	25	0	222233333333333333323333321222233333	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2007	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205140572	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	297.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	752.19	XXX	4/XX/2019	3/XX/2019	12/XX/2018	12/XX/2018		155.02	135.16	129.48	169.71	10	5	2	8	000000000023222111321111111099999999	Yes	No	UTD	UTD		No	No	Yes	6/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153060	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower and asked for payment.  Processed a phone payment in the amount of $XXX effective on 6/XX/18.  Confirmed caller is authorized signer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	524.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140602	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Account is verified as owner occupied. Advised of total amount due. Asked for payment.  Borrower have pay period conflict only able to make payment on the XX of the month.  Provided short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.625	1465.61	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	UTD	Weak	No	No	Yes	8/XX/2008	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	1161.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower verified their information and received assistance finishing the modification documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	381.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	6	3	0	0	000000000000000022211111100000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	6/XX/2018	Yes	9/XX/2017	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1078.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to schedule payment with the effective date of 1130/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	126.81	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100	100.33	100.49	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2002	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower payment in the amount of XXX drafting on 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	491.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.42	99.13	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2005	9/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152599	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to ask about the amount due, processed a payment for 7/XX/18 in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.	Yes	0	XXX	6.125	472.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	110.82	105.35	114.42	12	2	4	3	000000444333321111211110111000100000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	9/XX/2004	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The account was modified on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140648	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to confirm the payment posted correctly.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the escrow account stating had a payment plan for taxes and the servicer paid it.   The research dated 07/XX/2017 states the borrower was not under a plan for 2016 and the taxes were paid correctly.  The borrower is under a payment plan for taxes for 2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	686.44	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018	Verified the due date advancement for 06/2018 due to a principal curtailment. Verified the cash velocity for the months of 02/2016 - 04/2016 as accurate due to principal curtailment.	133.33	116.67	111.11	116.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	8/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205126495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	695.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	315.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150331	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower's bankruptcy attorney called in and the servicer notified them of the delayed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per comments dated 01/XX/2018 due to wildfire, flooding, mudflow and debris flow. There is no property damage.	Yes	Bankruptcy	XXX	6.625	579.97	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	1/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2018
205152613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower processed a phone payment in the amount of $XXX effective 04/XX/2018. Provided confirmation number and callback number. Borrower could not make payment online. Per caller request I submitted a payment. Offer short and long term assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	158.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	122.22	108.33	15	2	0	0	000000001211111111100121111000000000	Yes	No	UTD	UTD		No	No	Yes	11XX2004	7/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07XX2017.  Borrower stated spouse handles this account and is out of town; will have to check to see when next payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	475.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	8	0	0	0	000000000001101101111000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2004	8/XX/2018	Yes	7XX2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205140919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower hung up while on hold
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	468.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.48	89.87	92.4	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower committed to payment of $XXX on 04/XX/2018. Servicer advised of amount needed for the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1310.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		126.16	113.09	116.26	95.55	5	1	1	2	000000000443210000000001000001000011	Yes	No	UTD	UTD		No	No	Yes	9/XX/2004	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140332	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2018.  01XX2018- Borrower called in reference to email on modification documents not received rep advised documents received. 01/XX/2018- Called for status on modification package being received.01/XX/2018- Borrower called to confirm third payment on trial modification received. 12/XX/2017 Borrower called in to confirm next trial payment date rep advised to call and pay over phone versus mailing. 12/XX/2017- called in to confirm trail payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	892.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	100	113.91	9	15	2	2	000001111000443223222212122122211222	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	9/XX/2018	Yes	1XX2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 01/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140938	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower verified their information and committed to pay $XXX on 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2018.  The proof of claim was filed 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1255.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.41	100.21	100.14	98.59	1	0	0	0	000000000000000000001000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	1/XX/2019	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140942	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  borrower called in to inquire if a payment made was received. The service rep was not able to pull up the account. Call was transferred to Customer Service for further review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  borrower states inaccurate information. research performed and resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1311.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		133.33	132.73	121.21	115.45	7	9	0	0	000122222221221100111000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2004	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205150497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke with the servicer and was provided principal balance, last payment/next due, current rate, and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	906.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		97.59	95.88	95.3	94.76	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140812	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing and the servicer has not been attempting to contact the borrower.	Yes	0	XXX	4.625	315.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152626	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 09/XX/2017 the borrower spoke to an agent regarding the recase documents. The borrower was transferred for further assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2005.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	450.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140967	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane noted on 09/XX/2017.	Yes	0	XXX	4.625	500.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140956	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	116.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	171.66	0	0	0	25	000000000004999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	7/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 01/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205140969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.  The borrower previously filed a chapter 13 on 07/XX/2011 (case number XXX) which was dismissed on 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1325.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000001000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205140802	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	614.64	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		104.02	104.02	103.17	101.46	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205140931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	908.78	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11XX2004	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205150431	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	959.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and the borrower information was confirmed and updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	949	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.1	100.11	1	0	0	0	000000000000010000000000000000000000	No	No	N/A	N/A		No	No	Yes	11XX2004	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205141037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1034.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	97.77	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Attempted to update financial information. Asked for payment. Co-borrower was called in to state received notice on door. Advised we need to make sure property is occupied. Co-borrower declined to service second.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.  The proof of claim was filed 04XX2013.  A motion for relief was filed 04XX2013.  Dismissed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	611.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	19	0	2	1	000001111111111111111111000000000343	Yes	No	UTD	UTD		No	No	Yes	12/XX/2004	9XX2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150473	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to see if the servicer if faxed documents were received. The borrower wanted to check on the status of  a modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	141.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	104.01	111.61	111.64	1	1	1	11	000000000999998765543210000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2007	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140865	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is evidence of reaffirmation.  Indication the BK is closing and has been discharged as of 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	722.54	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	100	112.31	4	2	0	0	000000000012102100100000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is evidence of reaffirmation.  The proof of claim was filed 03/XX/2007.  A motion for relief was filed 02/XX/2009.  Chap 7 BK discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2022.44	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		141.77	106.3	106.24	114.57	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153639	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1138.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2XX2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed			Genworth		No			No	No			No																		No
205140851	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called to find out about interest paid for last year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	617.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.06	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2004	11/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205141042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified their information and committed to pay $XXX that same day online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	848.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150513	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower calls in periodically to obtain general account information. Borrower was late in 5/2018 but has caught up.  Borrower called on 9/XX/18 to make the September payment and to obtain general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	620.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.94	102.08	113.26	101.61	7	0	0	0	000000011110001010000010000000000000	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	1/XX/2005	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205141055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  borrower called to remove phone number. Agent confirmed all other contact numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2012.  Dismissed chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	637.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	2	0	0	0	000000000000100000001000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/18 Borrower called in to discuss insurance refund, was advised to deposit funds into escrow account to offset shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	829.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	101.17	1	4	0	0	000000000022221000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2004	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA modification completed.	Limited	Completed Plan	Non-HAMP					No
205141040	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discussed the increase in escrow payment and escrow shortage on the account with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	994.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	8XX2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205152637	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer to request a PayPlan application; the servicer analyzed the account, changed reserve requirement and escrow figures and ordered a monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2010.  A motion for relief was filed 06/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.625	615.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	454.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.54	100.9	100.67	100.28	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Borrower called to inform Servicer of switching insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	991.35	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.38	102.88	104.55	105.38	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205145963	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated unable to make one payment past due during the hurricane. Rep. advised borrower to submit mod package sent back to borrower in April with additional docs needed. Rep. advised mod is not guaranteed. Borrower will submit letter of explanation for taxes and make payment on website.  Borrower called on 11/XX/2018 - verified all account information -- borrower promises to pay $XXX on 12/XX/2018 by phone .... discussed repayment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX referenced on 05/XX/2018.	Yes	30	XXX	3	891.7	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	111111111111101100000000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	3/XX/2005	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152638	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to inquire about XXX interest being paid. XXX also wanted information on assistance and what options she may qualify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area impacted by XXX on 09/XX/2017. There was no property damage.	Yes	0	XXX	4.5	501.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	116.68	112.57	1	8	0	0	000000022222222100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2005	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower completed a non-HAMP loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205144293	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Inbound call inquiry concerning property insurance. Transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.  No damage was reported.
				Retouch review - Note from 11/XX/2018 reflects tax paid by CoreLogic. Note from 11/XX/2018 reflects insurance premium refund check to be issued.	Yes	0	XXX	4.625	559.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	12/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205153078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	994.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.67	101.11	100.83	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	8/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205152648	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Outbound call to borrower to inform that the mod is currently in the decisioning stages and nothing else is needed at this time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.5	877.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.49	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	12/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled			PMI Mortgage Insurance Corp		No			No	No			No																		No
205150493	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments from 8/XX/2018 indicate borrower was out of work. Borrower will try to pay extra to cover past due balance with XXX payment. Servicer gave HHF information and discussed Borrower resubmitting financials for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicate modification completed 10/XX/2006.	Yes	60	XXX	4.375	600.46	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		100	100	99.38	98.84	2	16	0	0	222222222222222210001000000000000000	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	3/XX/2005	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised they will make the payment for April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	894.89	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.36	116.69	111.13	108.35	3	1	0	0	000000001000000000002101000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2005	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205145993	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The attorney was advised to bring the Bankruptcy documents into the office to be signed and notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2016.  Multiple Bk filings Chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per Notes on 09/XX/2017, FEMA hold placed on loan due to XXX Impact.	Yes	Bankruptcy	XXX	3	1357.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	100	6	0	0	2	000001111110000000000000000000000099	Yes	No	UTD	UTD		No	No	Yes	4/XX/2005	12/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was completed on 3/XX/2016	Limited	Completed Plan	Non-HAMP					Yes	Performing Under Plan	2/XX/2015
205140902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to find out the status of his loan and discussed loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	924.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	122.22	125	8	7	4	0	000000001223332322221111000010010010	Yes	No	UTD	UTD		No	No	Yes	3/XX/2005	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	2165.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		94.91	93.64	93.22	93.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary indicates last borrower contact borrower called in concerning notice of discharge documents was mail to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  Comments dated 6/XX/16 indicate Ch. 7 Bankruptcy discharged withou Reaffirmation. Further comments dated 3/XX/17 indicates bankruptcy closed discharged on 6/XX/16.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1336.41	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100	100	111.11	4	0	0	0	000000000011001100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152654	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Most recent conversation with borrower was inbound call.  Borrower was making a dispute regarding credit reporting and payment showing late for 09/2018. Borrower was transferred to payment research department.  In addition, due date and grace periods were also discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 11/XX/2013 indicates that a borrower is deceased; however, the date of death and which borrower is not notated; the servicer is in contact with an additional borrower who is on the loan and still active on the loan.	Yes	0	XXX	4.875	828.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000001000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	1/XX/2019	Yes	10/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205088367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and promised to make  a payment in the amount of $XXX on 09/XX/2018 and 10/XX/2018 by Home Banking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	259.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.15	100.94	102.36	101.95	3	2	7	0	000000001001003333323321000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	4/XX/2005	11/XX/2018	Yes	9/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205140897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.15	852.92	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	28	0	0	0	111111111111111111111001000001011111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	9/XX/2018	MOD	Yes	No	Yes	modification	No		Loan was modified 09/XX/18.	Limited	Completed Plan	Non-HAMP					No
205145964	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Most recent conversation with borrower was inbound call to set up payment.  Call was transferred - loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Previous chapter 13 bankruptcy filed on 2XX2011(case#XXX) was dismissed on 3/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	976.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205153102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer and advised of commitment to pay $367.93 on 09/XX/2018 via regular mail.  The servicer advised of long and short term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	301.11	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	4	0	0	111111111111111222211111111011001000	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	5/XX/2005	12/XX/2018	Yes	8/XX/2018	No	Retired	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			No																		No
205141127	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in to get her total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	1715.68	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	30	0	0	0	111111111111111111111110111011001001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2005	1/XX/2019	Yes	7/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in and was advised of total amount due and privacy statement. Agent scheduled payment in the amount of $XXX to be drafted 9-29-17 via over the phone. Agent provided confirmation and callback number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	743.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205141146	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	964.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	102.02	3	4	2	0	000000000000000000000010000211033222	No	No	N/A	N/A		No	No	Yes	5/XX/2005	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/XX/2017 Borrower called in and accepted a promise to pay $XXX on 6/XX/2017 via the Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	2249.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.61	96.42	4	0	0	0	000000000000000010000011000000000100	No	No	N/A	N/A		No	No	Yes	5/XX/2005	9/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141065	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and made a payment in amount of $XXX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.
				The borrower noted water damage on 09/XX/2017 and stated the repairs were completed on 10/XX/2017. There is no evidence of a claim being filed.	Yes	0	XXX	6.625	473.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.85	92.23	1	1	2	3	000000000554332100000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	3/XX/2005	1/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205126573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Modification closing timeline and process discussed.  Borrower also made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2013.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	768.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	3	3	000000000000000000000000000000444333	No	No	N/A	N/A		No	No	Yes	6/XX/2005	12/XX/2018	Yes	6/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141111	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The agent discussed payment posting information with the borrower, the next payment and payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	790.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	166.67	133.33	125	8	14	5	3	000000444333332221212111122222222112	Yes	No	UTD	UTD		No	No	Yes	6/XX/2005	9/XX/2018	Yes	6/XX/2016	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205141077	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Notes indicate that borrower called to speak with the CAAC department. Agent transferred borrower to that department and went over the regular documentation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrowers death certificate received 6/XX/2013.
				Borrower is deceased per Lexis Nexis-no date of death-11/XX/2011	Yes	30	XXX	4.375	955.38	XXX	12/XX/2018	11/XX/2018	1/XX/2019	12/XX/2018		66.67	83.33	88.89	91.67	18	0	0	0	111111111111111111000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2015	1/XX/2019	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018 spoke to borrower who requested a 1089 be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1481.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	98.45	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	7/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called the borrower who advised payment will be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	367.07	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	1	2	0	0	000000000022100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2005	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205153541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to speak to the property claims department.  The borrower stated there was as fire and they are waiting for funds to be released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1253.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.45	96.18	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1194.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	12	0	0	0	000000000000011111100000110110100010	No	No	N/A	N/A		No	No	Yes	9/XX/2008	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150657	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 2/XX/18, the borrower advised that the reason for default was a payment dispute. The servicer reminded the borrower that the October 2017 payment was missed.  Borrower calls in periodically to make payments.  Incoming call on 4/XX/18 when borrower made a $XXX payment.  The borrower was offered a modification but never responded.    The modification was closed out in 9/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	814.03	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Payment Disputes	Temporary	Moderate	No	No	Yes	7/XX/2005	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205126735	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the last borrower contact, borrower stated car got broken into and needed to change account number to make payment.

12/XX/18 Lender has been unable to contact Borrower and has skip-traced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	340.88	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Moderate	No	No	Yes	12/XX/2002	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205126728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to cancel the modification information and stated no longer needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 09/XX/2017 Natural disaster area due to XXX.	Yes	0	XXX	4.25	700.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	11/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	521.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146096	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in regards to the endorsement process and was transferred.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Account dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was an account dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	1159.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	12/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		Yes	Performing Under Plan	10/XX/2018
205126600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On 11/XX/2016, the customer called in to make a permanent modification payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.  BK ...case # XXX...... filed 03/XX/2018 .... dismissed 11/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	712.32	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	100	0	1	1	9	000000000000000000000000099998765432	No	No	N/A	N/A		No	No	Yes	10/XX/2006	12/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		A modification was completed with a first due date of 12/XX/2016.	Limited	Completed Plan	HAMP					No
205146090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	553.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000100000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower, customer called in regarding a notice they received. Advised borrower the loan is current at this time and the reason for the notice is because they made a payment in the amount $XXX on 1/XX/18 and the notice was just informing them where the funds were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1211.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.22	83.94	100.41	101.61	1	2	3	17	000000000009999999999998765433322100	Yes	No	UTD	UTD		No	No	Yes	7/XX/2009	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205126749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	610.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.14	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in and regular documentation was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.  The case was discharged and then closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	710.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.54	101.03	101.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2018	Yes	4/XX/2016	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205126626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  the customer called in a was given the total amount due and stated that they would drop off the payment at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2007.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	968.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	12	0	0	0	000000001111111111000000001100000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2006	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205126648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower spoke to an agent and was advised that credit reporting will continue . The agent reviewed the total amount due. The agent requested the payment due in the amount of $XXX. The borrower stated would be making the payment on 11/XX by dropping off at a branch. The agent reviewed short and long term options available. The borrower stated that they had changed jobs but will be back on track soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1058.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.02	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2012	11/XX/2018	Yes	11/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150600	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	282.08	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	3	3	2	4	000000000000000654433222110000000001	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205126785	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to dispute non payment for the month of January. The issue is being researched.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 09/XX/2018, the customer called in stating a payment was sent back in January and cleared, however, the servicer advised the payment would have to be researched, being it was never posted to the account and the account is showing 30 days delinquent because of it.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	1620.97	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	14	1	1	3	111111111111000005543210001000000000	Yes	Yes	Payment Disputes	Temporary	Moderate	No	No	Yes	9/XX/2005	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	modification	8/XX/2017	MOD	Yes	No	Yes	modification	No		The servicer confirmed signed modification documents were received 08/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205126616	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer processed a payment and provided confirmation number, FDCPA disclosure, and NACHA disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	1857.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.6	97.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	11XX2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	7/XX/2015
205153433	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a payment and confirmation number was provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  06/XX/2018 Borrower disputes present / previous account status. Research performed and information updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.  Dismissed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1784.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	25	5	0	0	000000111111111111111111111111122222	Yes	No	UTD	UTD		No	No	Yes	6/XX/2006	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Lapsed					Yes	No	N/A	No	No			No																		No
205126636	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called and discussed payment adjustments, posting information, and next due date.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1844.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.67	100.33	100.22	100.17	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2003	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141124	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower requested tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.125	904.46	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		98.4	98.4	87.47	90.2	13	11	0	0	222222222122111011111110010100000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	10/XX/2015	12/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call from borrower regarding generating a letter stating borrower will be behind this month so the borrower can provide to 401k, servicer advised they can not generate something the borrower's account is not reflecting, stated the borrower would have to wait until account is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1023.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000100000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2011	11/XX/2018	Yes	7/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205126724	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Prior BK, case # XXX, chapter 7, filed 5/XX/2007, discharged 8/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1164.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.69	96.06	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205126625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1031.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141564	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	1266.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	7	5	2	7	000000000000000111111122222334444444	No	No	N/A	N/A		No	No	Yes	4/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan
205141616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06XX2017.  Borrower called and informed of their commitment to pay $XXX on 06XX17 on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  A motion for relief was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1265.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000010000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2018	Yes	6XX2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205146088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1614.22	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	8XX2005	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	853.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.38	87.81	96.11	107.7	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141206	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing modification review. Servicer responded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1082.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		99.47	98.93	98.75	98.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205146066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	1280.41	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	97.78	96.29	95.63	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141161	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was contacted and made a payment.  They stated they were hoping to have the home made by mid October.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	993.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.75	100.69	99.62	105.85	16	1	0	0	000000000011111100011010102101011110	Yes	No	UTD	UTD		No	No	Yes	9/XX/2005	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The monthly payment amount was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	760.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	9/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	802.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2017.  The borrower called in to request a Branch endorsement on the claim check for roof repairs.  The endorsement was approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1852.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	12/XX/2018	Yes	5XX2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower advised last payment was made using wrong account number, asked to have a phone number removed and late charges waived
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  Loan in closing pipeline
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1129.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.48	102.67	101.78	101.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141244	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 the borrower spoke with an agent and reviewed the account. The agent provided the borrower the current principal balance, last payment received and next payment due, the current interest rate and the current escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Reaffirmation filed 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	468.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	11/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active
205141628	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The servicer advised the borrower on 10/XX/2016 of the Hardest Hit Funds website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.875	1326.5	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	83.33	122.22	168.42	4	0	0	25	000000011119999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	7/XX/2008	12/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified with a maturity date of 06/XX/2047.	Limited	Completed Plan	HAMP					Yes	Active
205141653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called to get payment re-posted; requested servicer apply additional funds to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	531.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	116.52	111.91	110.37	109.6	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2018	Yes	1/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2015	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 11/XX/2015.	Limited	Completed Plan	Non-HAMP					No
205150605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2015.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1747.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		98.2	95.61	94.75	94.46	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2011	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141560	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower promised to make a payment at the branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	485.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.61	98.74	98.13	97.22	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	8/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205141239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	837.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and requested the opt out fax number. Provided it to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1444.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	133.33	116.67	2	14	5	1	000000004333210000003232221222222222	Yes	No	UTD	UTD		No	No	Yes	9/XX/2005	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205146074	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 Borrower called for a payment plan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal fee dispute was mentioned in a comment dated 01/XX/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The borrower filed three previous bankruptcy cases.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1012.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.57	100.81	0	0	0	2	000000000000000000000000000000000078	No	No	N/A	N/A		No	No	Yes	7/XX/2005	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		Yes	Active	9/XX/2018
205154202	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	496.04	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		108.29	104.14	102.76	102.07	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  08/XX/2016- Borrower called in to discuss credit reporting  xfrd to department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	1135.58	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	35	0	0	0	111111111111011111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2015	11/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the serivcer to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2017.  The proof of claim was filed 10/XX/2012.  A motion for relief was filed 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1677.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		97.67	95.35	94.57	94.18	6	11	0	4	000000000000000112222222222211115444	No	No	N/A	N/A		No	No	Yes	10/XX/2005	9/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153212	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer spoke to the third party and advised that pics were taken of property due to declared disaster area.  They provided principal balance, last payment/next due, current rate, and escrow balance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a hurricane as of 9/XX/17.	Yes	0	XXX	4.75	993.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.06	100.06	100.05	100.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150610	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called in and was provided with NACHA disclosure. Agent processed EPP and provided confirmation number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11XX2010.  Cramdown terms: Principal balance from $XXX to $XXX; P&I from $XXX to $XXX; interest rate from 3.125% to 5.250%; paid to date from 01/XX/2012 to 02/XX/2013; maturity date from 10/XX/2035 to 02/XX/2043; loan term from 360 months to 448 months and remaining term from 285 months to 360 months.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.25	308.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	1/XX/2019	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205141382	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in on 9/XX/18 to make a payment.  Borrower calls in monthly to make payments.  borrower called on 01/XX/2019 -- regarding making online payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.  Prior Chapter 7 Case XXX discharged 6/XX/13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA hold on 9/XX/17 due to XXX. No claims or damages noted.	Yes	0	XXX	4	600.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		113.12	106.56	104.37	105.19	5	0	0	0	000000000000000100000011000000011000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141699	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword Search Completed

				Per Notes 03/XX/2018- Chapter 13 On Loan- Active	Yes	Bankruptcy	XXX	3.625	616.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 01/2017. Verified the cash velocity for the month of 09/2018 as accurate due to principal curtailment.	100	107.03	93.57	103.51	0	0	2	10	000000000000000000000000999987654433	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	No		No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 01/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active
205140665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1020.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	8	0	0	0	000000000000000000000000000011111111	No	No	N/A	N/A		No	No	Yes	1/XX/2006	7/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower 2 called on special forbearance we went over the terms as well a loan modification  and repayment plan. borrower is not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  The borrower previously filed a chapter 13 on 03/XX/2007 (case number XXX) which was dismissed on 12/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	1074.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	1	0	0	000000000000000000000002100000110000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	990.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		95.35	78.68	93.8	93.6	2	4	6	5	000000000000000005434543333322221100	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request a pay plan application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	781.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		80.57	101.34	109.09	129.64	3	0	0	0	000000000000100000000000100000000001	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to discuss a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.  A motion for relief was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	856.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid			PMI MORTGAGE INSURANCE CORP		No			No	No			No																		No
205141431	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer and made a payment.  The servicer provided NACHA disclosure.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane as of 9/XX/17.	Yes	0	XXX	5.875	280.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	117.83	110.2	118.26	6	2	4	4	000004444333322111100010001000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2005	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205144563	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	822.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	117.12	2	1	1	6	000000000066655432110000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2009	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed in March 2018.	Limited	Completed Plan	Non-HAMP					Yes	Active	8/XX/2018
205141461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Notes indicate that lender contacted borrower as for followup. Agent discussed with borrower various of workout options. Advised that options are  guarantee. Borrower also wanted to verify if outstanding documents were received. Agent advised of fax number to have them sent again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2012.  Bankruptcy received: 11/XX/2010
Bankruptcy discharge date: 12/XX/2013
Bankruptcy close date: 01/XX/2014
Notes indicate that bankruptcy is to be closed and billed with attorney and given a final bill. Reason: Discharge
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1089.42	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	10/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205141415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1850.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.74	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out why a call was made to them. the agent advised that no outbound calls had been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10XX2012 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	458.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	116.17	3	3	4	8	000000000000887654434333222110000001	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 01/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205141707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was contacted 6/XX/18 to advise borrower of account status (a spanish speaking interpreter was used).  Borrower said her daughter handles the account, and they would call or go into a branch later that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	840.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		99.33	98.67	98.44	98.34	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153591	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Agent informed borrower of tad,and that late charges/credit reporting will continue. Agent set up payment iao XXX to be processed on 12-7-18. Agent read EPP and provided confirmation number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX: 09/XX/2017: FEMA disaster	Yes	30	XXX	4.625	700.64	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	17	0	0	0	111111111111111110000000000000000000	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	9/XX/2005	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	12/XX/2017	FB	Yes	No	Yes	Forbearance	No		Borrower requested and was granted a 3 month disaster forbearance on 10/XX/2017.	Limited	Completed Plan	FBA					No
205141633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Follow up outbound CRM status call noted the borrower promised to make a payment the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	470.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	000000000000001111111111111010010000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	2/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2015	MOD	Yes	No	Yes	Modification	No		Modification effective 01/XX/2016	Limited	Completed Plan	Non-HAMP					No
205141319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called on 02/XX/2018 to discuss the increase in the escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	646.26	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205141497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke with borrower, all information was verified. Payment was requested, Customer was upset about the late fee incurred. The fee was not waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	979.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	8/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141282	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.75	1107.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active
205150755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05XX2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy but has since been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1566.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205144453	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.  The bankruptcy was converted from a chapter 13 to a chapter 7 on 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in the FEMA zone for XXX on 09/XX/2017. No sign of damages from the storm.	Yes	30	XXX	2	594.89	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	13	4	13	5	111111111111106543333333332232332543	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2005	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205141661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	485.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.17	108.42	1	1	6	0	000000003333332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2005	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205153409	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA- Property is located in area were XXX hit but there is no signs of damage	Yes	Bankruptcy	XXX	5.5	670.81	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	1/XX/2016
205150691	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The last contact with the customer was in 2016 when he stated was not yet ready for the final inspection to resolve the insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  There still is an active aged claim open from 2014 and the service is trying to facilitate the release of remaining funds. The funds have been held since 2014/2015.  The servicer wants to find out if the roof and siding were repaired, and if the final inspection can be scheduled.  The damage repair amount is estimated at $XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property was reported as vacant and secured on 09/XX/2013.	Yes	0	XXX	5	1440.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	11/XX/2018	Yes	5/XX/2016	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
205142320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	400.79	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	106.82	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Customer had payment of $842.80 taken. Confirmation number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	616.04	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	24	1	0	5	111111111111111111111100010001298765	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2005	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205142318	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1463.94	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.05	100.05	100.05	100.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	Yes	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205140541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1194.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and was transferred to the bankruptcy department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	511.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.27	100.14	98.95	97.94	19	2	0	0	000000000000011211111111111111200111	No	No	N/A	N/A		No	No	Yes	4/XX/2004	8/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205140586	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1561.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.33	100.17	100.11	100.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205141421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	531.65	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.46	100.07	100.04	108.37	1	0	0	13	000000000000000000000109999999999999	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Discussed when the next payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1475.45	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2018	Yes	6/XX/2017	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	657.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		142.18	104.42	102.95	110.55	1	2	2	0	000000000000000000000000000000032321	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205141480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  1/XX/2019- Borrower called in (Spanish)- wanted status on loan- stated will bring current on XXX own - declined modification at the time.... Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The proof of claim was filed 04/XX/2013.  A motion for relief was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	90	XXX	4.75	1231.4	XXX	10/XX/2018	9/XX/2018	12/XX/2018	12/XX/2018		100	96.98	94.97	116.7	5	5	12	5	333333333387654321100012232211000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205141837	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.05	334.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	132.89	99.67	1	1	1	9	000000099987655432100000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2010	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	6XX2018	MOD	Yes	No	Yes	modification	No		The modification was completed on 06XX2018.	Limited	Completed Plan	Non-HAMP					No
205142393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	2036.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205141840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	900.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		99.21	99.01	98.94	98.91	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142312	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower contacted the servicer to make a payment in the amount of $XXX, the servicer processed the payment and advised of short/ long term assistance options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	439.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000001000000000000000100000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2006	1/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205152730	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower had some questions about the loan and made a promise to pay./// 09/XX/2018 discussed loan modification status  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	286.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		134.89	134.89	134.89	162.41	1	1	1	2	000000000005432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1275.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205141517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	493.55	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2011	9/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The loan status is current and performing. On 06/XX/2017 the borrower called the servicer to confirm the two payments made on the account were applied to June and July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  Comment dated ; Bankruptcy Chapter 13 Filed 06/XX/2009 Discharged 07/XX/2014 and Closed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1254.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower and advised exception was approved for $XXX for client to repair leaking roof. Check will print within the next business day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	540.39	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	23	0	0	0	111111111111111111111110000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	1/XX/2006	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142441	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	601.73	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	133.33	122.22	125	6	2	6	12	111112333354432100000000009999876543	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2008	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150620	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a payment and discussed advanced payments, authorized a 3rd party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	954.37	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	83.33	111.11	108.33	8	5	1	1	000000002100121210432110210010000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2005	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205142262	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1459.76	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	23	0	0	0	111111111111111101111111000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	11/XX/2005	1/XX/2019	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205150765	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized third party called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07XX2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.  A motion for relief was filed 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1238.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	12XX2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205142411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	1140.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.92	104.23	103.97	104.82	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04XX2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1808.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	947.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2012	8XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205142486	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  The borrower called in to have partial funds applied to the $95 fee and an email was sent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2014.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the escrow refund not being received and fees.  A check was sent  to the borrower on 08/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy was discharged on 07/XX/2018 and is pending the closing out of the workstation.  Prior Chapter 7 was filed on 06/XX/2007 with #XXX and  discharged on 10/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Retouch review - Notes from 10XX2018 reflect bank made decision to place hold on loan due to XXX.  This was a banking decision based on FEMA not declaring this as a disaster area.
Note from 11/XX/2018 reflects bankruptcy docket review.
Note from 11/XX/2018 reflects tax paid by CoreLogic.
				Note from 11/XX/2018 reflect payment was made.	Yes	0	XXX	6.25	533.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.38	107.97	127.54	112.32	13	6	1	0	000000022222132111111111101000000001	Yes	No	UTD	UTD		No	No	Yes	2/XX/2006	12/XX/2018	Yes	8XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205150435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1613.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.05	100.04	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	9/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in due to receiving a letter in the mail about workout options. CRM advised that they were approved for perm modification and that the agreement passed QC. CRM informed borrower to make 1st payment on time and loan will eventually return to normal status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1038.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.93	102.09	110.11	107.6	1	1	5	0	000000003333321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		05/XX/2018 Loan modification completed.	Limited	Completed Plan	Non-HAMP					No
205142478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to pay $XXX at branch on 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	1264.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		231.8	165.9	143.93	131.79	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2006	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142000	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  8/XX/16 commentary indicates it was explained that fees were not part of the modification and explanation of how fees are applied was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	985.47	XXX	1/XX/2019	12/XX/2018	1/XX/2019	12/XX/2018		104.38	104.38	102.12	100.51	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205141900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke with borrower advised total amount due. Asked for payment. Caller informed of their commitment to pay $XXX on 06/XX/2017 by web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	592.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	1	0	0	000000000000000000000010000000210000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205142005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer called and spoke with the borrower who stated is ill and still working on filling out the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	512.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2015	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 10/XX/2015.	Limited	Completed Plan	Non-HAMP					No
205141922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment and was provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02XX2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1376.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.41	3	1	2	9	000000000000001100000010324435444454	No	No	N/A	N/A		No	No	Yes	2/XX/2006	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised the credit reporting adjustment request is scheduled to be completed on 8/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2015.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1440.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.33	9	6	4	1	000000000000000011111232213212112334	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142462	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a payment.12/XX/18 Borrower called in to make payment, transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2014.  Loan is performing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: loan is in active modification.	Yes	Bankruptcy	XXX	5	791.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	6/XX/2018
205141951	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer gave verbal permission to speak with spouse. The servicer went over the documents that were missing for review and advised on next steps to come.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1181.55	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	99.2	97.88	97.21	22	2	0	0	111111111111111111112211000000000000	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	3/XX/2006	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		As of 04/XX/2018, not all of the requested documentation was sent in for full review.	Limited	Removed Plan	Non-HAMP					No
205141930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised the borrower of modified payment amount due of $1087.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	752.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.96	101.04	1	1	4	1	000000003343321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2006	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		05/XX/2018 Loan modification completed.	Limited	Completed Plan	Non-HAMP					No
205146157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called in to question fees on their account and ordered loan history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  Previous Chapter 13, case 1XXX, filed on 08XX2016 and was dismissed on 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	864.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	108.33	2	0	0	0	000000000000110000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142463	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1331.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.25	100.63	100.42	100.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150728	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to discuss payment arrangement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  8/XX/17 commentary indicates research performed and there were no findings.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	747.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	0	0	0	000000001000000000000010110000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2006	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205141976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in to schedule a payment on the account. Borrower also advised of future payments already scheduled for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  Notes indicate bankruptcy discharged 09/XX/2018; however the loan appears to remain in active bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1486.67	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	119.76	105.25	16	8	3	0	111111133322222222111111111000000000	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	2/XX/2006	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2018.  The proof of claim was filed 12/XX/2017.  Comments on 03/XX/2018 stated the case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	665.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143163	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to seek payment assistance due to spouse being on commission.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1017.25	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	28	0	0	0	111111111111111111100000001111011111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	3/XX/2006	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	538.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146165	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower spoke with an agent and wanted to make a payment towards the total amount due. The borrower requested to be transferred to the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	827.97	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	12	1	0	0	111111111110000000000000000000000210	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	11/XX/2007	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150730	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Notes indicate that borrower issued a credit reporting dispute of present/previous account status/payment history. Research findings/results indicate no finding of which account information accurate as of the date is was reported.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes indicate that borrower issued a credit reporting dispute of present/previous account status/payment history. Research findings/results indicate no finding of which account information accurate as of the date is was reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1362.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205142063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to inquire about account. Provided principal balance, payment received, next due date provided, current interest rate and escrow balance provided. Loan is currently due for 10/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	962.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.54	97.27	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142098	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  10/XX/2015- Borrower was contacted stated will be making payment in next few days- rep advised permanent modification- notes indicate returned to normal servicing. The borrower last called on 11/XX/2016 to discuss the post-petition payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.  Previous Chapter 7 on Loan - Currently under Chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: loan is in active modification.	Yes	Bankruptcy	XXX	2	757.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2015	12/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205153483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower is trying to get his 1098 info to file his taxes but have not receive them yet. Borrower was then transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1227.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.38	96.96	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	6XX2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower processed a payment and provided XXX disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1211.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	1022.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.55	100.78	100.52	100.39	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	717.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in regarding credit reporting inquiry. Borrower advised received negative report on credit, but though account would be protected while on the special forbearance. Servicer advised reporting was due to modification reporting  the way the contractual installments were posted. Borrower wanted to speak to XXX single point of contact only. Servicer set the appointment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2016.  Borrower filed Chapter 7 on 06/XX/2012 and discharged on 10/XX/2012 without reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	194.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		148.54	123.62	114.35	109.72	1	1	10	0	000333333333321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2006	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower completed a special forbearance plan and has completed the modification trial plan. Borrower is pending permanent modification.	Limited	Completed Plan	Non-HAMP					No
205142118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	608.46	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	29	7	0	0	111111111122111122221111111211111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	3/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142050	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make payment on account..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damage	Yes	0	XXX	4.375	1932.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143346	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  Reaffirmation filed 9/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	532.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205143167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made payment of $XXX. Servicer processed payment and provided borrower with confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	833.04	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	9	1	0	000000000000000000000011122222222213	No	No	N/A	N/A		No	No	Yes	3/XX/2011	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer went over late charges and total amount due on the account. The borrower confirmed a commitment to pay $XXX dated for 11XX17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	902.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000001000100000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	8/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205143291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.625	659.56	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	14	1	1	1	111111111111100000043210000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2011	11/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205142237	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower contacted the servicer and declined loss mitigation options.  The borrower inquired about her upcoming payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	1764.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.9	98.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	12/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205150741	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment in the amount of $395.55.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 03/XX/2018.  The proof of claim was filed 10/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2016; repairs completed, final disbursement sent 06/XX/2017.	Yes	0	XXX	4.625	385.54	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.01	83.34	100	108.34	13	3	0	0	000000000021111211111111210000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205150827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower verified their information and made payment of $262.20 over the phone. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	611.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	0	0	0	000000000000000010001001001000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  the borrower called in because they had received collection activity for the loan. the agent advised that even though the payment was scheduled, collection activity would continue up until the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is a “BNKRPT” section, but no details about a bankruptcy were provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	830.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			United Guaranty (UGI)		No			No	No			No																		No
205143271	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called to confirm that the loan was not  reaffirmed in the bankruptcy.   No other contacts during the review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	473.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	7/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205143218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2018.  Bankruptcy discharged 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	919.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	0	0	0	000000000000000000000000111000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205142184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	771.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8XX2009	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called on 10/XX/17 to request a payoff demand. No contacts since.  Performing loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1841.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.43	105.43	105.43	105.09	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Discuss status of loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	308.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	100.02	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	6/XX/2018	Yes	7/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143285	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and stated will make the March payment at the Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	5	866.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.08	100.05	100.04	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	862.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.49	96.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Provided principal balance, current interest rate and escrow balance. Payment received and next due date provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	908.49	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	14	0	0	0	111111111110000000000000000011100000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	5/XX/2006	1/XX/2019	Yes	9/XX/2016	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower advised to give the other borrower a call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1464.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	8/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call. Processed payment. Submitted late charge waiver and advised of short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.  The proof of claim was filed 07/XX/2014.  A motion for relief was filed 06/XX/2014.  Dismissed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1846.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2006	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143288	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to see if payments could be deferred due to natural disaster. Advised we could set them up on a special forbearance for 3 months. Plan explained to borrower and stated we will reach out before plan expires to see if additional assistance is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster area on 9/XX/2017.	Yes	0	XXX	4.625	777.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.07	100.06	100.06	100.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143343	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Deceased borrower notification removed after 120 days	Yes	0	XXX	4.375	1309.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142162	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is in FEMA disaster area due to a hurricane as of 9/XX/17.	Yes	0	XXX	4.625	893.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.76	96.69	95.65	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in payment for $2,225.95 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1806.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000001000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142670	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer, at which time the borrower scheduled a payment in the amount of $2019.14. The servicer discussed short and long term options with the borrower and also discussed online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 09/XX/2018 regarding the endorsement of a claim check in the amount of $4200.  The servicer advised needs an adjuster's report.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4.875	1445.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	6/XX/2006	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
205142101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borr0wer contact in regards to past due balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	612.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.64	103.5	102.96	101.06	0	2	0	5	000000000000000000000000000002256666	No	No	N/A	N/A		No	No	Yes	5/XX/2006	6/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143447	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 Borrower called to make a payment and wanted to confirm the permanent modification amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	818.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	105.23	103.53	93.26	1	1	3	4	000000444433321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2006	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked 7/XX/2018.	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205143108	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	4.875	1477.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.05	97.14	2	0	0	0	000000000000001100000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205150829	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The executor of the estate contacted the servicer to advise payment was made online for the statement and the fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2013.  The proof of claim was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments 03/XX/2013 indicate one borrower is deceased as of 11/XX/2008 and the the other borrower has control of the property. Comments 10/XX/2013 indicate the other borrower is now deceased as of 09/XX/2013 and a third party has been appointed executor of the estate; the third party has been in contact with the servicer.	Yes	0	XXX	6.875	276.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000001000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2006	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled			RMIC		No			No	No			No																		No
205142652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  On 10/XX/2015 the agent advised the borrower that they have received the modification documents and if any corrections were needed, they would be in touch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	485.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	10/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2015	MOD	Yes	No	Yes	Modification	No		Borrower completed a loan modification	Limited	Completed Plan	Non-HAMP					No
205143402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower was upset about the modification review on his 2nd mortgage and had questions regarding the incentive program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	1273.39	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		135.89	150.17	128.83	141.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2010	7/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205142671	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10.30.2017 Borrower called to find out how to get two insurance checks endorsed. Servicer advised of the process and asked for the adjuster's report to be forwarded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4	889.16	XXX	1/XX/2019	12/XX/2018	1/XX/2019	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143530	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to set up an inspection.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing inaccurate information. Sevicer reviewed and responded with modified corrections.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/17.	Yes	30	XXX	4.625	754.62	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	82.06	85.49	87.21	17	1	0	0	111111111111112100000000011000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2006	12/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205143455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower advised received offer for assistance and needed 30 days to review, no further contact; account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2009.  Chap XXXX filed 8/XX/2009 converted to Chap 7
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1263	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000001000000000010000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2006	9/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143161	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Servicer provided basic insurance policy information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.  Borrower refunded for late charges
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	797.48	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	24	0	0	0	111111111111110000000000001111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/2006	12/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		Permanent modification, loan returned to normal servicing	Limited	Completed Plan	Non-HAMP					No
205143445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	1902.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	141.01	125.95	118.41	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205143554	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Contact with borrower regarding possible property claim.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the term of the modification.  A response was sent stating the typical modification goes into effect within 30 to 60 days after the third trial payment however, additional time was needed to process due to the expiration of financial documents.  The original terms of the modification were not adjusted to take into consideration the delay in implementation.  The 1st payment would reflect in arrears.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 08/XX/2018 to request a branch endorsement for a claim check in the amount of $5424.44.  The claim amount is $11923.25.  The servicer advised an inspection and adjuster's report would be needed.  The adjuster's report in the amount of $7818.44 was received on 09/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $11,923.25.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	902.03	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100.22	83.44	88.96	91.75	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	No	N/A	No	No			No																		No
205142674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On 05/XX/2016 the borrower spoke with an agent regarding the general status of the account as well as the escrow. The agent assisted the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1716.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.13	95.7	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205143507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in ans was offered short term and long term options. Borrower was advised of collection calls, late fees and credit mark ups leading to foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1791.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	9	3	0	0	000000000021110000002121000111010000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2006	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower inquired about the way the account is being reported; agent advised it is not being reported as past due.  The borrower was given the mailing address for credit disputes and instructed to get more details from the credit agency about the item in question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	845.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	6/XX/2018	Yes	3/XX/2016	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205142728	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the term of the permanent modification. This was resolved on 6/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2010.  Bankruptcy dismissed 02/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX on 9/XX/2017. No damage was reported.	Yes	0	XXX	4	1270.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.04	102.17	101.87	101.8	3	0	0	0	000000001010000000000010000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	Yes	N/A	No	No			No																		No
205142711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1159.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9XX2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205152761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Provided principal balance information,payment received/next due information provided, current interest rate provided, provided escrow balance. Loan is due for 10/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	253.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205143420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower  advise total amount due.  Caller commitment to pay $2,125.78 on 06/XX/2018 by rop off at branch.  Long and short term  options was provided to customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	1586.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	1	0	0	0	000000000000100000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	6XX2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142720	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in to advise made payment earlier than committed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	897.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	117.5	111.67	108.75	30	0	0	0	000001111111110111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	9/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205143349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Caller was transferred to post Modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  A motion for relief was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1606.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1159.31	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		102.15	100.93	99.39	98.62	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Cramdown terms: $58200.00 at 5% for 30 years. Cramdown granted 05/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.5	367.86	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205140593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	947.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.15	108.61	92.17	10	1	1	2	000000044321111011111100000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143571	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8	1136.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	101.1	1	0	0	0	000000000000000000000000010000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205143418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower spoke with an agent and was inquiring on the current interest rate. The agent provided the borrower the current interest rate on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	2079.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a promise to pay in the amount of $3238.90 effective 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2360.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.01	100.01	100.08	1	0	0	0	000000000000000100000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan was denied for a modification on 03/XX/2017.	Limited	Removed Plan	Non-HAMP					No
205142759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer wanted to know why their payment went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	768.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	7	000000000000007776554321000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan modification completed 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205142621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/18:The borrower called in regarding a letter received.  The representative informed the borrower of the notice of intent and update financial information.

11/XX/18: Payment was processed by phone in the amount of $1247.34 effective 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10XX2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	979.34	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	17	4	4	5	111111111111100000877653333222211110	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	7/XX/2006	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205143602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	317.97	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018	Velocity verified correct	145.91	109.17	111.88	110.22	1	0	0	13	000000000000000000100009999999999999	No	No	N/A	N/A		No	No	Yes	6/XX/2009	7/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	2/XX/2017	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205143706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower advised they were having issues modifying a mortgage with the 2nd lien holder; agent advised the borrower would need to work out a solution with the 2nd lien servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1834.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000001100000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	4/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2006.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: No indication the servicer has been attempting to contact the borrower as the account has been performing for the past 36 months.	Yes	0	XXX	4.5	711.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143681	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Account inquiry.  Account verified, property is owner occupied.  Borrower is seeking deferral of payment.  Reviewed options.  Borrower is not interest in review at this time.  Advised of short/long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	837.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.7	9	0	0	4	111111111000000000000000000000009999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2015	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer went over all modification terms with borrower and advised of next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	90.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	102.69	102.96	103.06	146.12	3	1	1	4	000000000065543211001000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	8/XX/2006	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	3/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modified 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205142609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	746.49	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	88.89	91.67	23	0	0	0	111111111111100100000001111111100001	Yes	Yes	Excessive Obligations	UTD	Moderate	No	No	Yes	8/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205143678	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	202.23	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	27	0	0	0	111111111111111111111111110100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205143751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	471.63	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	737.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	183.68	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	27	0	0	0	111111111111111111111111110100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2011	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower stated will make payment in the amount of $1302.50 on 12/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.375	848.26	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	291.37	193.13	160.38	142.91	19	0	0	0	111111111111111111001000000000000000	Yes	Yes	Curtailment of Income	UTD	Moderate	No	No	Yes	9/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205143693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	939.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100.05	100.03	97.19	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150870	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	528.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The customer called in to provide basic insurance (State Farm) policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1095.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	17	0	0	0	000000000011111111111111111000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2006	9/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205141702	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  A third party called for the status of the account. Also stated will send information on the trust.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Prior chapter 7 case#XXX filed on 6/XX/2013 was discharged on 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1731.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	96.96	1	0	0	0	000000000000000000000000100000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	11/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143713	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	706.76	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	31	5	0	0	111111111111211111111111111222211111	Yes	Yes	Other	Permanent	Weak	No	No	Yes	5/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205142873	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke with the servicer and was provided fire insurance phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 2/XX/18 the borrower asked for a branch endorsement of a check due to a fire and needs to start repairs. The borrower had an insurance check in the amount of $2547.70 endorsed at their local branch on 2XX18.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $2,547.70.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1454.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.05	100.03	100.02	100.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No
205142721	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  10/XX/18 Borrower called in payment $2510 for 9/XX/18. Borrower inquired why payment increased and requested copy of escrow analysis. Provided borrower long and short term options.
11/XX/18 Borrower called and scheduled a payment by phone for $2510.00.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed trial period payments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2018.  Dismissed chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster area - Florida XXX referenced on 12/XX/2017	Yes	0	XXX	3.875	1893.35	XXX	1/XX/2019	12/XX/2018	1/XX/2019	12/XX/2018		100	100	111.12	115.52	0	0	0	27	000000000999999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	8/XX/2006	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					Yes	No	N/A	No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205142852	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower verified property is owner occupied, email address, mobile phone and reason for delinquency due to medical. Notes show web payments of $1660.81 and $201.87 on 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	1435.07	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	16	0	0	0	111111111100000010111001100000000000	Yes	Yes	Illness - Family	UTD	Weak	No	No	Yes	8/XX/2006	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152766	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	470.55	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	97.68	34	0	0	0	111111111111111111111111111111111001	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower was advised on 11/XX/18 that the request for a claims check in the amount of $7610.18 required an exception because the account was past due.  For the check to be endorsed it must be mailed to the servicer and the repairs must be 95% completed and confirmed via an inspection.  Specific damages were not provided in the commentary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	648.6	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	29	0	0	0	111111111111101011111111110111100001	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	1/XX/2010	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142799	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.625	871.4	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	208.37	169.63	157.93	8	0	0	0	000000000000100000000001011000111010	No	No	N/A	N/A		No	No	Yes	9/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active
205142841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer was contacted and promise payment in the amount of $710.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	431.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.44	100.33	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	8/XX/2009	7/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	973.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.11	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144331	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment.  Reason for delinquency (short term reduction in income) and loan status also discussed.  Borrower was advised of short term and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property in FEMA disaster area 10/2016, no evidence of damages.	Yes	0	XXX	4.625	682.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	111.11	116.67	18	2	0	0	000000001111211111111111121100000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2006	11/XX/2018	Yes	4/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			Yes	modification	2/XX/2017	MOD	Yes	No	Yes	modification	No		Loan modification was denied 02/XX/2017; borrower did not return final agreement.	Limited	Removed Plan	Non-HAMP					No
205142827	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1669.4	XXX	12/XX/2018	11/XX/2018	11/XX/2018	12/XX/2018		64.34	78.68	83.46	85.85	27	9	0	0	111111111111111111111111111222222222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called in to request a new escrow analysis to avoid the escrow change. The borrower also stated was interested in a loan modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.  Chapter 13 filed on 03/XX/2010, case XXX, dismissed on 04/XX/2010
Chapter 13 filed on 05/XX/2010, case XXX, dismissed on 06/XX/2010
Chapter 13 filed on 07/XX/2010, case XXX, dismissed on 09XX2010
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1217.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2018	Yes	1/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2016	MOD	Yes	No	Yes	Modification	No	Loan removed from loss mitigation due to customer not submitting documents for evaluation purposes.	Previous FNMA Modification with an effective date of 11/XX/2011.	Limited	Removed Plan	Non-HAMP					No
205142767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	847.59	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.12	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make a payment  in the amount of $ $1104.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	567.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	101.07	6	8	5	7	000000000078765432343322222322111111	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		03/XX/2018 Loan modification completed.	Limited	Completed Plan	Non-HAMP					No
205142945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	480.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100.01	100.01	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205142618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Account inquiry.  Verified account, updated email address.  Property is tenant occupied.  Attempted to provided HUD number.  Processed a phone payment in the amount of $1836.54 effective 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1564.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	5	0	0	0	000000001000000000000000110001010000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1409.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		2450.29	1274.07	881.4	684.65	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	1241.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	28	0	0	0	000000001111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143845	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Florida XXX (XXX). Incident period: XXX to XXX. Major Disaster Declaration declared on XXX.
There was damage to the roof from XXX. Claim check in the amount of $13,368.56 was mailed to the borrower on 12/XX/2017. Satisfaction on property claims process was noted on 01/XX/2018. Damage repair was deemed completed.

				12/XX/2018 No change in loan status or any new updates.	Yes	30	XXX	4.25	602.28	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	35	0	0	0	111111111111111111111111111111111101	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205142984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	749.2	XXX	1/XX/2019	12/XX/2018	1/XX/2019	12/XX/2018		100.01	100.01	100.01	100.01	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205152794	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09XX2016.  inbound call from borrower to complain about the plan being cancelled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower is deceased; the date of death was 06/XX/2016.	Yes	0	XXX	7.375	373.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.08	100.08	100.08	100.09	1	1	0	0	000000000000000000000000000021000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	1/XX/2019	Yes	9XX2016	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower advised total amount due and short term reason for default. Asked for payment. Borrower inquired about payoff for loan. Advised that payoff department would b able to assist and transfer to payoff department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1600.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000100000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142838	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Based on information in comments, deceased borrower death certificate received on 06/XX/2008.	Yes	0	XXX	5	894.65	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.42	100.42	100.54	100.56	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153244	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Agent informed borrower that payment was made and had been posted  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	329.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	0	0	0	000000000010011000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2006	11/XX/2018	Yes	10/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to get the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2003.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.43	104.68	104.22	104.21	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	3/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144119	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	1583.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	7/XX/2015
205150794	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 and was provided general information concerning their loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	2	692.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	116.67	0	15	4	7	000000000022222222222222233344444344	Yes	No	UTD	UTD		No	No	Yes	10/XX/2006	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205144060	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Executor of the estate called in to make a payment and was provided with contact information to the assumption department  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No change in status or no new updates.	Yes	0	XXX	4.375	753.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	2	1	0	0	000000001021000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2006	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1418.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.06	100.06	100.05	100.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower verified their information and discussed a recent payment made from their escrow account.  The borrower was provided with the customer service phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case numbeXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1334.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	1	0	0	000000000000000021111110111111110001	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205142960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	880.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144137	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster - Wildfires and Flooding referenced on 01/XX/2018. ***12/XX/2018 Even though bankruptcy is still active, not showing any arrears were filed with the POC, loan is current. ***No change in status or no new updates.	Yes	Bankruptcy	XXX	4.25	1394.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	3	1	2	000000000000000000004432221100000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active	11/XX/2017
205150949	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary indicates last borrower contact borrower called to express dissatisfaction regarding documentation received and not interested in sending back hardship package. Borrower informed of commitment to pay $2,314.54 on 3/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	921.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.87	105.25	117.72	113.56	13	0	0	0	000000000100111111111111000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2009	7/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205142882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	586.47	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	35	0	0	0	111111111111111111111111111111110111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower verified their information and stated they were upset for receiving calls when their account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	991.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		94.43	93.91	93.15	92.77	3	0	0	0	000000011010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2006	10/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	418.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	106.41	146.48	0	0	10	16	000000000044454444444444443333333333	Yes	No	UTD	UTD		No	No	Yes	9/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205142989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	771.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	105.3	2	8	6	3	000000000000000001126543333332222222	No	No	N/A	N/A		No	No	Yes	4/XX/2008	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205144214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Agent went over escrow refund with borrower on the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	414.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.72	98.09	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	5/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	213.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2013	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143668	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	676.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205150884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower states that he will make a payment on 12/XX/2018. The borrower was advised that the next follow up call will be in 5-7 business days. This loan is currently delinquent. The loan status is delinquent, due for 09/XX/2018 payment. On 07/XX/2018 the servicer spoke to the borrower and advised that the borrower does not qualify for hhf because he is not in a hardship, only 2 months behind, the borrower stated he will make a payment when he can afford to. From 05/XX/2017 through 10/XX/2017 the borrower and servicer stayed in contact regarding the account delinquent status and the borrower made payments, still wanting to bring the account current on his own. On 05/XX/2017 the borrower stated he is in the process of bringing the account current on his own, but he is disputing $400 in recording fees, the servicer has placed a research ticket per the borrowers request.   From 02/XX/2016 through 05/XX/2017 the servicer contacted the borrower on a monthly status call and the borrower made payments on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1874.33	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	6	30	0	0	111111222222222222222222222222222222	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205144072	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called 10/XX/18 with a payment inquiry.  She was advised of the pending payments, and, as a result of the conversation, moved the payment from 10/10 to 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane (Irma)comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.	Yes	0	XXX	4.625	750.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	107.39	93.82	95.36	1	2	4	3	000000444333322100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2006	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified 7/XX/18.	Limited	Completed Plan	Non-HAMP					No
205143030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer contacted the borrower to obtain payment.  A payment was processed  and the borrower wanted to schedule the April payment but was told she could not at that time. The borrower stated she would call back to make that payment. Both short and long term assistance options were offered to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1170.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.35	100.18	100.12	100.09	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1590.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	132.95	122.47	2	0	0	0	000000000000010000000000000010000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143913	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: No change in status or no new updates.	Yes	0	XXX	4.625	277.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.35	100.31	100.31	100.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205143993	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called the servicer and made a payment.  The servicer provided NACHA disclosure.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	662.07	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205144189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  Post petition fee notice review
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	895.75	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		102.3	101.15	100.77	100.58	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called asked to be placed on do not call list.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	481.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		166.67	133.33	122.22	116.67	4	23	0	0	002222222222222222221022222111000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	10/XX/2006	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205144225	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	796.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan
205144261	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer called in and requested to be transferred to refinance. The customer was applying for an equity line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1484.42	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2006	1/XX/2019	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower and  states will make payment in the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1033.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.24	100.12	98.07	96.3	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2011	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144088	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower processed a phone payment in the amount of $59.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	504.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.8	122.31	108.4	11	0	0	5	000000011111011111100000000000066554	Yes	No	UTD	UTD		No	No	Yes	7/XX/2008	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	7/XX/2017	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 06/XX/2016 but redefaulted on 07/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205143977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1398.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144365	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1149.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205144009	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in for year end statement. Borrower was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1283.4	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	97.85	96.78	30	0	0	0	111111111111111111111111111111000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2006	8/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called to report that her HOA. She stated that the HOA is not crediting two payments that had been made and that they were threatening her with foreclosure. The servicer stated that they would not be able to request this be reviewed and that only the homeowner could do that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The delinquent HOA fees have been resolved, as they were delinquent due to miss-application of payment,	Yes	0	XXX	5.75	1334.2	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	8/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205144255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1936.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100.01	100.01	99.84	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2011	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205143661	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called borrower advised all collection activities will continue until foreclosure. Caller informed of commitment to pay $1312.66. Acct due for 1 month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	950.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	0	0	0	000000000000000000000001000000000011	No	No	N/A	N/A		No	No	Yes	2/XX/2010	10/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205150951	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	1519.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		90.73	90.73	90.73	90.73	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205140592	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	1027.61	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100.01	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan
205150960	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Provided principal balance information. Payment received/next due information provided. Current interest rate provided. Provided escrow balance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Previous Chapter 7 case# XXX filed .8/XX/10 and discharged 02XX11.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1172.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	1/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146766	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower spoke with an agent and the agent was able to provide the monthly payment amount, the principal balance information, the loan terms. The borrower requested the loan history and the agent was able to process the request of the loan history from 12/2006 - 05/2018 and sent it out to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6	2953.5	XXX	4/XX/2019	3/XX/2019	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	100	111.03	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	12/XX/2018
205146720	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1277.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000010000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  inbound call, spoke with borrower. Verified. Property is owner occupied. Provided: Mini Miranda, privacy statement, Total amount due. Processed a payment for 12/XX/16, with negotiated $20 fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	785.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150969	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Informed of total amount due and notice of intent. Collection activity will continue. Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	2192.73	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	16	14	0	0	112222222222222211001111111111110000	Yes	Yes	Illness - Mortgagor	Permanent	Moderate	No	No	Yes	12/XX/2006	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146835	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to inquire about account. The borrower's call was transferred to the bankruptcy department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	1224.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	98.12	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205146296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017-Contacted Borrower-home is tenant occupied-advised or total due and NOI expiration 02/XX/2017- committed to pay $900.00 10/XX/2017.... 09/XX/2017- contacted borrower- authorized payment for 09/XX/2017 for $900.00- rep advised of NOI expiration 02/XX/2017. ON 09/XX/2017- Borrower was contacted stated had concerns about amount-rep educated on fees and amount... 08/XX/2017- Borrower contacted committed to payment $900.00 08/XX/2017- confused about fees and amount due. 08/XX/2017- Borrower contacted made payment for $900.00 08/XX/2017...07/XX/2017- borrower was contacted authorized payment for $900.00 07/XX/2017- rep advised in pre-foreclosure status. ....07/XX/2017- Borrower called in questions about missing payment- rep went over payment history with Borrower. 02/XX/2017- Contacted Borrower stated payment will be made this week rep advised Short shale was denied 01/XX/2017 amount offered was unacceptable - borrower request additional information. 01/XX/2017 Borrower called to get payoff quote. 10/XX/2016- Called with questions on short sale process. 10/XX/2016-called in ref to SS declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8	574.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	17	3	0	0	000000000100100112211111110111121001	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower contacted the servicer to have the account analyzed and to order a monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	547.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and scheduled a payment through the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1659.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146288	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1283.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205146332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  General information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09XX2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1458.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	8/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	597.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in regarding letter received about a recast from a previous modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	681.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	6/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018- Borrower called in- home is owner occupied- borrower paid $2064.45 09/XX/2018 to bring current- borrower interested in reoccurring draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 09/XX/2011.  A motion for relief was filed 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1565.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	103.39	114.04	0	0	0	22	000000000666655555566777777777700000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		04/XX/2018 Loan modification completed.	Limited	Completed Plan	Non-HAMP					No
205146385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower was contacted and they advised of their promise to pay in the amount of $761.98 on 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	565.55	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	33	1	0	0	111111111111211111111111111110111101	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2007	12/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146673	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11XX2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	659.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		115.17	113.76	113.29	113.06	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205146712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to make promise to pay of 666.18 to be paid on 07/XX/17 in the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	464.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	7	3	1	0	000000000011100000000002113212100000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	7/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,272.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number 16-13261.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.375	821.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		98.3	197.97	163.61	146.43	11	0	0	0	000000000000010000000100111100011111	No	No	N/A	N/A		No	No	Yes	9/XX/2009	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205146927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Provided loan information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.375	1796.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		128.37	158.63	137.79	127.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1112.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	104.85	10	0	0	0	000000000000110010001001111110000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205145854	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized 3rd party called to get the confirmation number for the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	939.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		86.08	86.08	86.08	86.08	12	4	1	0	000000000000000001111321111222111001	No	No	N/A	N/A		No	No	Yes	1/XX/2007	1/XX/2019	Yes	8/XX/2018	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146740	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1120	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100.92	112.95	101.38	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2018
205146339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer on 09/XX/2015 to authorize a payment in the amount of $1,843.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1099.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146953	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer spoke to the borrower and provided principal balance, last payment/next due, current rate, and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	1041.95	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	98.36	95.62	94.25	24	0	0	0	111111111111111110000001111110100000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2018	1/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called on 5/XX/17 with a question regarding property claims and was transferred to the Property Claims department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	806.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	8	1	0	0	000000000100000000001121111010000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2007	9/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	509.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		112.57	93.81	114.75	117.48	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states borrower called in to make a payment on the account and was provided an update on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	935.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.89	100.59	133.78	7	2	1	6	000000000045444432111021110000001000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2007	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	852.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	97.39	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2012	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150989	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 -- Borrower called - verified all account information -- RFD - inaccurate payment postings for modification
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the application of the modification payments.  The borrower has been 30 days delinquent since the modification in 2012.  The original delinquency was due to the borrower missing three payments and the escalation was considered resolved on 09/XX/2018.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	913.28	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	97.66	96.87	96.48	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Payment Disputes	Temporary	Moderate	No	No	Yes	10/XX/2015	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205146933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/20158- Borrower called in- home is owner occupied- committed to payment for $2163.68 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  A motion for relief was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1960.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	5	2	1	10	000000000000001001102110235699898764	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205146972	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2011.  Per Memo 11/XX/2016 - Case is closed and reopened on the same day 10/XX/2012 and loan is in BK codes.  Per collection comments bankruptcy was discharged 10-XX-2018 but Attorney has requested to keep case open as borrower changed attorneys.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.25	717.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205146925	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated delinquency reason was short term and was notified by bank of returned payment. Customer asked if that payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	1495.98	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.67	9	0	0	0	111111111000000000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	2/XX/2007	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	535.67	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	30	0	0	0	111111111111111111111111111111000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	4/XX/2010	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called and stated paying $1200.00 at the branch office and will pay the remainder of the payment by the end of 11/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	679.9	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	5	26	0	3	111222222222222222222222222221100544	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	9/XX/2015	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	4/XX/2016	RPP	Yes	No	Yes	Repayment Plan	No		On 04/XX/2016 the borrower accepted a RPP upfront funds $4800.00 due on 4/XX/2016 and monthly installments of $1203.43 begin on 05/XX/2016 for 6 months. On 04/XX/2016 the borrower called the servicer to confirm if the reinstatement payment in the amount of $4800.00 was received.	Limited	Completed Plan	Non-HAMP					No
205146874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised currently on a pay plan and the payment will draft from account on the XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	691.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contacted and made payment of $521.69. Borrower did not know account was a month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  The proof of claim was filed 04/XX/2011.  Chapter 13 dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	436.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	100	8	0	0	0	000001111111000000000000100000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in with an account inquiry and was transferred to the foreclosure department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1707.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	12/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Discussed refinance and transferred call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	964.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.56	100.56	100.56	100.56	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146547	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The authorized third party verified their information and made a payment of $607.02 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08XX2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4.5	417.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		110.2	105.13	100.42	98.07	1	1	1	10	000444444444432100000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	2/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		As of 09/XX/2018 all trial modification payments were received. The loan is pending receipt of the final modification documents.	Limited	Completed Plan	Non-HAMP					No
205146426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The  servicer contacted the borrower who advised that he is back to work after a work injury.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1441.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.44	103.44	102.89	102.97	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	8/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146988	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Per notes property is located in area affected by a Natural Disaster(Hurricane) . Date of Disaster was 09/XX/2017. No comments concerning damage or claims were found in notes.	Yes	0	XXX	5.5	1332.58	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	99.07	98.26	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	12/XX/2018	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205146415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact in regards to check reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	519.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04XX2017.  The borrower contacted the servicer on 04XX2017 to authorize a payment in the amount of $727.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	469.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	0	0	0	000000000000011110000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2018	Yes	4XX2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205147079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower spoke with the servicer and updated contact information.  They also requested a PayPlan application.  The borrower made a promise to pay $831.00 on 5/XX/17.  They are trying to get their financials under control.  The servicer verified account information and the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	577.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.56	102.36	102.01	101.84	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146458	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Inbound call inquiry for balance on account prior to forbearance. Explained borrower made extra payment of $300 which is in partial. Borrower will pay a little extra a month until partial is equal to a monthly payment and still pay a regular monthly payment til loan current. Over the next few months I explained late fee charged if current month payment is not received by 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	796.18	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	0	0	0	111111111111111100000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	2/XX/2007	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2018	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205146898	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called for general account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the modification denial.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	985.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	1	14	000000000000000000000399999999999999	No	No	N/A	N/A		No	No	Yes	2/XX/2007	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 3/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205146565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower went over the terms of the perm modification offer. Went over details of how we determined the figures for the offer.  The borrower advise a statement shows current interest at 5.125% where notification shows 5.00%. I advised of the rate change from the 2010/2011 modification during the part of the call the call dropped tired calling two numbers in system and left voice mail to return call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	807.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.02	100.03	100.03	122.8	3	0	0	0	000000000011100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2007	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification option attempted	Limited	Completed Plan	Non-HAMP					No
205148603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to request their PMI be deleted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1353.2	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205150911	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower is deceased, but Executor has reached out.  Double payments made want the payment back.  Advised need the Appropriate documents from the court before any help can be provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower is deceased executor is reaching out, but not showing any documents provided to confirm and to see it has been through probate. 02/XX/2016.	Yes	0	XXX	5.99	1407.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	103.22	102.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower inquiry in regards to partial balance, payment adjustments and payment posting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	1096.41	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	114.95	3	3	0	0	000000000002221110000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2007	10/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151000	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Most recent conversation with borrower was processing payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.  Prior Chapter 7 Bankruptcy Discharged -
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property located in FEMA disaster wildfires and mudslide noted on 01-XX-18- Hold released 04-XX-18- No damage noted.	Yes	Bankruptcy	XXX	4.375	1400.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment payments.	100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	6/XX/2016
205146992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	136.36	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	21	0	0	2	111111111111111011110110000000000054	Yes	Yes	UTD	UTD	Weak	No	No	Yes	3/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205146577	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Agent advised total amount due and that collection activity will continue. Asked for payment and borrower committed to pay 1557.50 on 10/XX/2018. Long and short term options discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	1089.41	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	21	3	0	0	111111111111111000002221101111000000	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	3/XX/2007	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205150923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1275.9	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		66.84	100.23	87.36	88.63	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		loan modified 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205146511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1590.61	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	99.07	97.22	26	1	0	0	111111111111111021111011111011000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1072.44	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	108.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148703	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	961.95	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205148581	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017, the customer stated that they were affected by the hurricane and asked to have the late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: FEMA disaster 9/XX/2017.	Yes	0	XXX	4.25	609.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	3	000000000000000000100000000000000499	No	No	N/A	N/A		No	No	Yes	11/XX/2006	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		A modification was completed on 4/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205147299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer spoke to the borrower and processed a payment.  The servicer provided the NACHA disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	567.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		107.08	109.8	110.7	110.11	1	6	1	4	000000000000000044443222222100000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan modification completed on 9/XX/17.	Limited	Completed Plan	Non-HAMP					No
205147341	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower stated that she is not interested in a mod app. She is going to try to refinance instead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	651.59	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	1/XX/2019	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205147001	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  Previous chapter 7 bankruptcy(case# XXX) discharged 3/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	1455.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205147293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1468.71	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	98.97	97.25	96.4	29	0	0	0	111111111111111111111111111110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	6/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146410	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018: borrower stated nothing has changed and should be making next payment in the first week of November
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Texas XXX (DR-4332). Incident period: August XX, 2017 to September XX, 2017. Major Disaster Declaration declared on August XX, 2017 and noted on 08/XX/2017.
				Property damage was noted and the claim was closed with a 100% inspection and final disbursements on 04/XX/2018.	Yes	90	XXX	2	283.66	XXX	10/XX/2018	9/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	1	2	22	11	333333444444433333433333333443433221	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	2XX2007	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower applied for and was approved for modification. Modification is currently in process.	Limited	Completed Plan	Non-HAMP					No
205145915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2015.  The proof of claim was filed 05/XX/2012.  First bankruptcy filed Chapter 13 on 04/XX/2011 case #XX. POC filed on 10/XX/2011 and dismissed on  12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	2038.53	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	1	0	0	0	000000000000000000000001000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147344	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.  Prior chapter 7 bankruptcy filed 10/XX/2010 under case number XXX and was discharged 01/XX/2011. Chapter 13 filed 10/XX/2016 case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This loan was located in an area affected by XXX effective 09/XX/2018.	Yes	Bankruptcy	XXX	4.625	636.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	9	0	0	0	000000000011111110000001100000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2007	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205147021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Referred to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Loan has been on a rolling 30 day delinquency for over 6 months; no contact attempts have been made.	Yes	30	XXX	4.625	487.86	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.77	11	0	0	0	111111111110000000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	3/XX/2007	12/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205146645	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  outbound call, spoke to borrower. Verified. Property is owner occupied. Provided privacy statement, TAD. Advised credit reporting, late charges, collection activity will continue to foreclosure.Borrower stated cannot pay at beginning of month as gets paid at the end of the month and advised this is reason for default. Advised to call customer service and request due date change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	601.62	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	98.97	97.25	96.4	28	0	0	0	111111111111111111000000001111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	3/XX/2007	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid			Radiant		No			No	No			No																		No
205146567	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 spoke to borrower and advised the borrower the loan is in pre-foreclosure. Credit reporting, late charges and collection activity will continue. Advised borrower of short and long term options. Offered to go over financial review and borrower declined.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed loss mitigation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1869.35	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111111111111111100000010000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2015	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2016	No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205146639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1337.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146209	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018 the borrower spoke with an agent. The borrower stated that the reason for default was short term. The borrower stated that the property is tenant occupied. They made a commitment to pay $2095.49 on 03/XX/2018. The agent reviewed the short and long term options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1227.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.45	96.18	11	1	0	0	000000000000000001111111110211000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2147.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.31	100.31	99.65	98.49	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146216	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower went over account information with the servicer and made a payment.  The borrower spoke to the servicer about a late fee and had the fee waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Flood Insurance required.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed that flood insurance was required and the servicer researched and responded that it was required.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1087.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205148401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Comments from 1/XX/2018 indicate borrower called in to see if they can make a payment using a credit card. Servicer provided alternate options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  Comments from 6/XX/2015 indicate discharged 9/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	725.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	108.33	9	4	0	0	000000000000111000000022221111101000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	3/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205147069	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower was contacted on 12/XX/18 to confirm the borrower withdrawal and that the account was brought current.  The borrower believes that the modification was fraudulent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster area XXX 9/XX/2017, no evidence of damages.	Yes	0	XXX	6	427.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct.	207.35	153.68	135.78	126.84	2	1	10	1	000333334333332100000000000010000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	3/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/1980	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		Borrower declined modification 07/XX/2018 and reinstated loan.	Limited	Removed Plan	Non-HAMP					No
205147432	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Updated File Review-12/XX/2018-Notes indicate that borrower called to go over their account statement and their regular documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX,  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Revised File Review-12/XX/2018-Updated Recent Comment, Recent Contact, Recent Contact Attempt and any other pertinent file information the notes reflect from the servicer.	Yes	Bankruptcy	XXX	4.25	914.48	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	7/XX/2018
205146643	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  2 Prior Chapter 7 bankruptcy.in 2009 and 2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	1108.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		133.33	132.23	119.28	112.81	19	14	0	0	000122222222222222111111111111111111	Yes	No	Other	UTD		No	No	Yes	4/XX/2007	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205146631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Servicer contacted borrower regarding payment. The borrower committed to pay 2081.58 on 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.915	964.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.83	102.67	102.56	103.66	2	0	0	0	000000000000000100000010000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2018	Yes	2/XX/2018	No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.  A motion for relief was filed 05XX2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	896.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		109.95	106.2	104.13	103.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205147183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Discuss status of loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	651.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205146977	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	647.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.02	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205147205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to borrower advised of total amount due.  Asked for payment. Processed a phone payment in the amount $102.14 effective 08/XX/2017 confirmed the caller is a n authorized signer. Provided confirmation number and callback number. Explain to borrower that it had been a shortage in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1440.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		108.07	105.18	104.22	103.69	15	4	0	0	000000000000000001121222111111111111	No	No	N/A	N/A		No	No	Yes	4/XX/2007	7/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to discuss previously attempted Short Sale, Loss Mitigation Representative attempted to transfer to Bankruptcy Department call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08XX2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1262.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	107.11	104.74	164.53	1	1	1	6	000000000009876543210000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2007	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205147402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made a payment in the amount of $529.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	1264.31	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	19	0	0	0	111111111111110011111000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No
205147476	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	831.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1014.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	3XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205146655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1134.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000100000000100000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			Radian Guaranty		No			No	No			No																		No
205151072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in with questions regarding the $18.00 fee on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	676.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	14	000000000000000000099999999987654321	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower completed a modification.	Limited	Completed Plan	Non-HAMP					No
205147517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1843.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101	117.17	111.44	108.58	15	0	0	0	000001111111111111100001000000000000	Yes	No	UTD	UTD		No	No	Yes	1XX2010	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary indicates last borrower contact borrower called in concerning payment posted on 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX P.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1410.86	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	117.66	99.9	2	1	3	0	000000033321100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  BORROWER PROVIDED COMMITMENT TO PAY $1665.53 ON 09/XX/16 VIA HOME BANKING
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1178.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		126.05	115.85	122.32	116.74	12	0	0	0	000000000111110000010011110010000100	Yes	No	UTD	UTD		No	No	Yes	4/XX/2007	10/XX/2018	Yes	9/XX/2016	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205151080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in. Servicer provided total amount due. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1164.65	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	98.49	95.97	94.72	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2007	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147482	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	694.63	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	10/XX/2018
205147516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to inquire about letter received from the recast department and also verified property is owner occupied. The servicing agent advised the borrower of credit reporting, late charges and collection activity to continue up to foreclosure. The agent transferred the borrower's call to the recast department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.375	907.4	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		96.69	96.69	96.69	95.95	22	1	0	0	111111111111111211111000110000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	4/XX/2007	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205089156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrow called and was advised of the total amount due. the borrower promised to make a payment of $940.00 by regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1047.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	3	1	9	000000000000000044444444432221000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205088592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	799.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	12	000000000000000099999998765432100000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The permanent loan modification was approved 09/XX/2017	Limited	Completed Plan	Non-HAMP					No
205089267	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	907.92	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	191.27	159.8	144.07	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2011	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205088654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1305.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018, the customer called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1341.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	9/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower approved for Hardest Hit Funds Recast Modification with new payment effective 11/XX/2017	Limited	Completed Plan	HAMP					No
205089135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to see if rate was still increasing to 5.5% in June 2018. Confirmed rate increase advised this will be the last increase.  Borrower stated was told rate was to cap at 5% because wants it paid off by age 60. Advised borrower they could apply for another loan modification but no guarantee. Borrower stated would discuss with spouse and callback.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.  Discharged chapter 7 12/XX/2008
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	2779.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.64	97.96	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to discuss the escrow on the account, borrower requested the servicer send a loan modification packet to review as the borrower is interested in a modification due to the payment adjustments.  Per the servicer contact on 04/XX/2018, the borrower stated had not had time to review packet.  Servicer removed case from workout status due to no response from the borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1088.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.39	108.23	103.93	101.41	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2018	Yes	4/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205088739	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2018.  Chapter 7 #XXX filed 12/XX/13, reaffirmed 2/XX/14, discharged 4/XX/14. Comments on 8/XX/17 indicate the borrower didn't include the property in the recent bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1174.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	133.33	101.39	85.42	4	3	1	5	000000255554322111100000000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	5/XX/2007	12/XX/2018	Yes	12/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower was recently approved for a permanent modification	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205088762	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	603.33	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.76	11	0	0	0	111111111000001000000000000000000010	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151023	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2017: Customer expressed dissatisfaction for the fees on his account.  Servicer processed a loan payment in the amount of $938.72, effective same day.  No notation about servicer discussing short/long term options with borrower (on this call or throughout the review period).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1160.78	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	0	0	0	111111111111111001000000000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2008	9/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088781	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	1124.91	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	23	3	0	0	111111112111122111011111110100000000	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	4/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205089380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Recast notification letter sent on 04/XX/2017.	Yes	0	XXX	4.75	1214.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	96.98	95.47	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	6XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke with an agent and was informed that loan was still showing under a repayment plan from April and was to end in October. The borrower thought that the plan was cancelled once the loan was brought current. The borrower was told that they would have to cancel the agreement due to the borrower not wanting it to show in the plan. The agent closed the request. The borrower also inquired as to the maturity date and the agent advised it was 06/XX/2027.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1366.84	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		152.2	109.44	161.85	138.05	1	1	2	2	000000000443321000000000000000000000	Yes	No	Unemployment	Temporary		No	No	Yes	10/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	4/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No	Borrower was set up on a repayment plan, however borrower reinstated the loan and the plan was removed. Borrower was also reviewed for a modification and refused due to extension of term.	Borrower was set up on a repayment plan, however borrower ended up reinstating the loan and plan was removed.	Limited	Removed Plan						No
205089292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke with an agent on 12/XX/2017 and verified the property is tenant occupied. The agent advised the borrower of the total amount due. The borrower committed to make a payment of $1368.21 by phone that day. The borrower went to the bank to make the October payment, however the bank posted the payment to the borrowers credit card. The agent reviewed short and long term options, the borrower stated that the error was simply in the processing of the payment and borrower said the issue was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A chapter 7 bankruptcy (case# XXX) filed on 04/XX/2011 was discharged without reaffirmation on 10/XX/2011.  A chapter 7 (case# XXX) filed on 07/XX/2012 was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1025.24	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	1	0	0	0	000000000000001000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089356	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1110.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	12/XX/2018	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205089271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	802.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092713	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1323.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.84	100.78	100.16	100.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089359	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	940.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contacted, refused to verify information, stated will make payment arrangements on the account at a later date. Borrower advised doesn't believe the servicer was BOA, but all stated doesn't mind the calls and knows the servicers are doing there jobs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1304.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.73	106.87	103.24	7	0	0	0	000000000111101110000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089224	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower wanted to know if a payment had posted today borrower stated they had sent in plan to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	384.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	112.27	16	3	0	0	000000000002221111111111101100111000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2007	12/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan Modification Completed	Limited	Completed Plan	Non-HAMP					No
205088582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1190.04	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.18	109.81	106.63	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was provided with principle balance information,current interest rate,escrow balance, payment received and next due information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	558.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	4	0	0	10	000000000000111000000000019999999999	No	No	N/A	N/A		No	No	Yes	5/XX/2007	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Called tyhe borrower who advised no longer interested in assistance and is aware that mod was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	1822.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	155.56	125	10	5	3	3	000000116543322223211111100000011000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  03/XX/2017 the borrower called in to verify the payment was made on 3/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1337.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	114.59	108.69	97.67	6	0	0	0	000000111111000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2007	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9XX2016	No		No	No	N/A		No										No			No	No			No																		No
205088863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Call received from borrower wanting to know why their loan is not being reported to the credit bureaus. Borrower was advised on 07/XX/2018 the signed modification documents have been received. Associate contacted borrower on 07/XX/2016 to go over the terms of the modification. Borrower stated they would be sending them back on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1214.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.74	106.52	98.05	83.67	4	4	1	7	000000777665432212211100000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2007	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked.	Limited	Completed Plan	Non-HAMP					No
205088584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised borrower of decline letter that was mailed to them on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1261.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.84	99.51	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No	Denied modification 06/XX/2018	Loan Modification Completed	Limited	Removed Plan	Non-HAMP					No
205088502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to follow up on the status of their tax refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1227.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089433	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower ordered monthly statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1667.11	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	11/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	919.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.94	96.91	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2011	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205089417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Agent provided total amount due and asked for payment. Borrower advised that she will be making payment for difference in the amount of $100.00 via pay by phone.  Borrower stated that she made error when she wrote the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1868	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct; additional principal applied.	100	100	100	98.16	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1888.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.74	97.9	97.48	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1938.89	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	132.5	109.44	97.91	3	0	0	0	000000111000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205088855	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 the borrower called in and inquired on their insurance company information. The agent provided the borrower with their information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword Search Completed	Yes	0	XXX	4.75	1498.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.99	96.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	12/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1693.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	88.89	89.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	8/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called to schedule payment and agreed to the $20.00 fee. On 06/XX/2016 borrower called wanting to know the amount due and will make the $1,19.58 on 06/XX/2016 through their home banking.  Appointment scheduled call occurred 05/2016 with borrower stating they will be making 2 payments to bring the loan current.
 Borrower wanted to schedule appointment with their case worked cited on 05/XX/2016. Comment dated 03/XX/2016 borrower stated the reason for delinquency was unemployment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	968.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.08	100.09	100.06	100.07	5	3	1	0	000000000000000000000000000111112322	No	No	N/A	N/A		No	No	Yes	6/XX/2007	9/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No				Yes	Still Being Paid			Radian		No			No	No			No																		No
205151105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer will make a payment close to October 15th.  The borrower stated was affected by the Hurricane and declined the special forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	885.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	98.95	96.86	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6XX2007	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The last communication with the borrower was on 04/XX/2016 when she called with questions about short sale process. The call was transferred to new home sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1274.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.94	98.67	97.14	96.31	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2009.  The proof of claim was filed 03/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1185.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.05	2	0	0	0	000000000000010010000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and was advised about the service release date of 11/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	732.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		69.32	84.66	89.97	84.14	3	1	9	0	000333333333211100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2007	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	5/XX/2018	FB	Yes	No	Yes	Forbearance	No		Special Disaster Forbearance	Limited	Completed Plan	FBA					No
205089626	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make payment and agent emailed bk closing to see when code will be removed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06XX2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	752.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	113.1	106.33	2	4	0	0	000000022221100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2011	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 6/XX/2018 with a maturity date of 05/XX/2058.	Limited	Completed Plan	Non-HAMP					Yes	Performing Under Plan	9/XX/2018
205089609	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer called in on 08/XX/18 to discuss the account status and why the loan is showing due for $6124.09. The borrower expressed that the account should be up to date and not showing delinquent. The servicer offered to transfer the call to the payment research department, but the customer advised would have to call back to discuss.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The customer called in on 08/XX/18 to discuss the account status and why the loan is showing due for $6124.09. The borrower expressed that the account should be up to date and not showing delinquent. The servicer offered to transfer the call to the payment research department, but the customer advised would have to call back to discuss.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/17. There is no evidence of damage to the property.	Yes	30	XXX	4.25	1083.3	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Payment Disputes	Temporary	Moderate	No	No	Yes	7/XX/2007	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower was declined for retention options on 03/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205150229	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Inbound call, spoke to Tenant (borrower is deceased and tenant occupies). Verified. Property is tenant occupied. Provided mini Miranda, privacy statement, attempted to provide hud#. Advised loan is in foreclosure, sale date can be assigned at any time. Credit reporting, late charges and collection activity will continue until foreclosure. Tenant received reinstatement calculation and will send it in via overnight mail, provided overnight address. Als advised to allow 3-5 days for funds to be posted and fcl to be removed. Tenant inquired about letter regarding MOD.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	1215.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the month of 12/2015 and 12/2017 as accurate due to principal curtailment payments.	66.67	100	88.89	91.67	4	1	1	3	000000000000000000006543210010000101	No	No	N/A	N/A		No	No	Yes	7/XX/2007	1/XX/2019	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	484.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	91.3	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The agent discussed payment and escrow breakdown with the borrower. The borrower also wanted to know about the increase in escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	862.04	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.07	99.16	99.63	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	Yes	2/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089438	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a payment and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	492.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	11/XX/2018
205089677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12XX2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Manual retouch review. No borrower contact during period of 10/XX/2018 through 11/XX/2018. Note from 11/XX/2018 reflects and MI premium increase.	Yes	0	XXX	4	854.69	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205089703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 outbound call, advised borrower of total amount due, borrower advised that she was approved for trial modification April XX,2017 to June XX/2018 $878.12, advised that next payment would be in June
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	648.31	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.7	112.67	105.83	79.37	2	1	1	3	000000444321000000000000000001000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2009	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090533	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Outbound collection call.  Advised borrower of total amount due.  Advised borrower of foreclosure status (no sale date).  Borrower stated she will make payment of $170.00 tomorrow.  Borrower requested a letter state # of payments due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	699.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	99.04	97.12	1	13	6	0	000000000000000012233333322222222222	No	No	N/A	N/A		No	No	Yes	7/XX/2012	12/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	860	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.73	96.6	95.54	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	3463.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018: Servicer spoke with borrower who confirmed interested in modification assistance.  Servicer advised a mod package was mailed out March XX.  Borrower declined to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	902.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000000100	No	No	N/A	N/A		No	No	Yes	10XX2007	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088805	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in response to the servicer's call attempt earlier that day. The borrower stated that she does not want calls. The servicer went over work out options and plans. The borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	764.62	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100.01	13	0	0	0	111111111011110000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2012	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1217.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.41	101.72	102.16	102.14	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in regarding escrow and was provided with the payment and escrow breakdown and escrow balance. The reason for default is noted on 04/XX/2018 as borrower being permanently disabled and receiving social security income. Customer called in on 11/XX/2018 stating that the extra payments have been applied to their escrow account and they did not want that. Servicer attempted to transfer the customer to customer service about getting a refund on the extra money applied to the escrow account, but the line was disconnected. The servicer stated they discussed short and long term options with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is disabled.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	437.35	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	14	1	0	0	111111111111211000000000000000000000	Yes	Yes	Disabled	Permanent	Moderate	No	No	Yes	7/XX/2007	12/XX/2018	Yes	11/XX/2018	No	Retired	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower applied for a loan modification and submitted documents for review. The loan modification was declined 06/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205089740	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Discussed next payment due, payment posting and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2018.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	1299.45	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		228.26	164.13	142.75	132.07	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205089429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No change in loan status and no new updates.	Yes	0	XXX	4.625	1310.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	4	2	9	000000000000000000009999876543322221	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1721.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with customer was not past due nor need assistance. Customer wanted to set up ACH payment bi weekly. Transferred to customer service,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1688.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		115.8	109.87	109.54	109.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089750	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to inquire about insurance. Servicer advised borrower of credit reporting, late charges and collection activity and was transferred to escrow department regarding concerns about escrow for insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account balance. After further evaluation and research conducted by Servicer, it was determined the account information was accurate as of the date reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Borrower is making regular payment over the IVR and loan is performing	Yes	0	XXX	4.625	743.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	17	1	0	0	000000000000000000111111111111111112	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205151157	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a phone payment in the amount of $817.78 effective 09/XX/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	480.54	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	19	1	2	3	111111111111010000001111054433210001	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	7/XX/2007	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205089367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to advise that they will make payment in the amount of $2374.27 on 8-15-17 at branch. Borrower wanted to know if she could the interest rate lowered and agent provided website with loan modification information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	2270.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.96	98.61	98.43	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower at the branch to make a payment and needs to see why the amount increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1430.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	97.86	97.15	96.79	11	0	0	0	000000000000000111011111111000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was provided the escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2188.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the borrower verified their information and made a payment of $1,417.58 over the phone.  They verified the property is owner occupied and they intend to keep the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1083.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088533	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There had been no recent collection activity or delinquency on mortgage loan. Bk filing was recent, Borrower's intention not yet indicated.	Yes	Bankruptcy	XXX	4	987.07	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2011	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	8/XX/2018
205088745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in and made a payment; fee waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.  Prior Chapter 13 XXX dismissed 05/XX/2017 for failure to file documents.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	468.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	115.84	0	2	2	22	000000000099999999999999999876543223	Yes	No	Curtailment of Income	Resolved		No	No	Yes	7/XX/2008	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was in foreclosure; modification requested 10/XX/2017 approved for trial 12/XX/2017 and completed modification 03/XX/2018	Limited	Completed Plan	Non-HAMP					No
205089728	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called 9/XX/16 to confirm payment by phone had been set up.  The borrower is unsure when can make the September payment.  Lender offered short and long term assistance options.*11/XX/2018 borrower transferred to pay plan, and processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No change in loan status and no new updates.	Yes	0	XXX	4.625	483.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		133.33	116.67	226	186.17	15	0	0	0	001111111110000000000011111100000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	7/XX/2007	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1711.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.06	102.11	102.47	102.64	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	4/XX/2011	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1487.21	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Inbound call for payment . Advised of next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2012.  Closed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1901.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is accepting the trial modification offer and will sending back to the servicer the acceptance letter.  Borrower will make the 1st trial payment on 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1672.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	94.72	88.57	75.96	7	1	1	3	000000444321110000000001110000000010	Yes	No	UTD	UTD		No	No	Yes	10/XX/2008	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	Yes	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Process changes are pending as of 07/XX/2018. Modification has been approved.	Limited	Completed Plan	Non-HAMP					No
205090728	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	736.11	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	28	0	0	0	111111111111111101010011011011010111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205152834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Provided monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is agreed ordered.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1522.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	153.91	134.62	124.97	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and stated they wanted to remove their spouse from the mortgage and was advised they need to refinance.  If they didn't qualify for a refinance then they co
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	743.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	98.56	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205153344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower discussed basic loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1281.06	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018	Verified the cash velocity and due date advancement for the review period as accurate due to principal curtailment payments.	182.77	144.83	142.07	140.16	2	0	0	0	000000000000000101000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	294.71	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1246.59	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	27	0	0	0	111111111111111111111111110000000001	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  During most recent contact borrower made phone payment as unable to make payment using website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1719.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		108.92	106.15	104.1	102.9	3	0	0	0	000000000000000000000001000000010100	No	No	N/A	N/A		No	No	Yes	7/XX/2007	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148229	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	615.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		103.88	102.68	101.78	102.07	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205088444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called and expressed interest in getting a lower rate but the loan was already modified. The agent gave the borrower information for refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1462.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.88	100.46	100.33	100.65	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to make a payment in the amount of $1228.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	618.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	99.52	98.71	98.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 the borrower spoke with an agent and was advised of the total amount due. The borrower stated they would be making a payment of $798.33 on 12/XX/2018 by dropping the payment off at the branch location. The borrower also stated that the last payment of $798.33 was mailed on 11/XX/2018 and they will check with their bank to see if it was cashed. The agent reviewed short and long term options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	646.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		167.33	133.66	122.44	116.83	17	16	0	0	011222222222222222211111111011111101	Yes	No	UTD	UTD		No	No	Yes	8/XX/2007	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205089819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The agent explained the loan type to the borrower and transferred the call to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.375	1209.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		237.79	168.9	146.3	134.72	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10XX2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017- Borrower called in- had question about escrow....
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1106.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	855.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	9	0	0	0	000000000000000000000001111111110000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089634	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to discuss fees and was advised that they need to be paid by  the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2018.  The proof of claim was filed 03/XX/2017.  The bankruptcy was closed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	524.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	145.47	117.19	110.63	9	11	5	0	000000333222222332222210011101101101	Yes	No	Business Failure	Permanent		No	No	Yes	7/XX/2007	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205151121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1771.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.03	100.03	100.03	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is cramdown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	996.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151171	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower advised of notice of intent and amount due. Asked for payment. Borrower made promise to pay. Agent noted disastisfaction regarding account servicing . No follow up needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	589.42	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2007	10/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205090735	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	460.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was transferred to the Bankruptcy department to discuss the loan documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	921.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised on their total amount due and the borrower stated that they always make their payment by the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1393.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.92	101.08	100.86	100.08	1	0	0	0	000000000000010000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089876	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	893.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151170	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1831.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090849	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower about modification options . Transferred borrower to customer service
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	980.41	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2007	12XX2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	505.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.04	100.05	100.06	3	0	0	0	000000000000000000000000000000000111	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205089029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Advised total amount due. Explain credit reporting, late charges  and collection activity will continue up to foreclosure. Asked for payment. Processed a phone payment in the amount of $942.69 effective 07/XX/2017. Confirmed the caller is an authorized signer. Provided confirmation number callback number.  Caller inquired why were there insufficient funds for the check? Advised wrong checking account number was accidentally provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	464.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.07	111.34	100.17	4	0	0	0	000000000100000101100000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	12/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower inquired about insurance check endorsement. A claim check in the amount of $5123.85 was endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	914.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089841	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated a federally declared disaster letter was sent to the borrower.	Yes	0	XXX	4.625	958.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.05	100.1	100.06	100.05	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152852	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm payment and next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017; no evidence of damages to property.	Yes	0	XXX	6.75	604.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	113.33	101.67	3	0	0	1	000000000110000000000000000000000017	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2007	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	modification	2/XX/2016	MOD	Yes	No	Yes	modification	No		Loan modified 02/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205148914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to the borrower and advised of late fees, collection reporting and collection activity will continue. Attempted to discuss financial situation. Discussed making a payment, promise to make a payment and the escrow balance. The borrower asked about a letter to explain payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	977.96	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111111111111111000110000000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	4XX2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205152859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in and stated that Bank of America should not the current phone number they contact them on . Borrower ask for the number to be removed. Borrower asked why this account does not show on their credit. Representative stated is was due the borrower being in bankruptcy.  Borrower also stated they made a payment on July 14 and why had it not posted to the account. Borrower said they would contact the branch where they paid the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	714.19	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	34	2	0	0	111111111111111112111121111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	1/XX/2010	9/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148252	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1056.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Forbearance	1/XX/2018	FB	Yes	No	Yes	Forbearance	No		A disaster forbearance plan was completed on 01/XX/2018.	Limited	Completed Plan	FBA					No
205153201	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called in regarding escrow refund check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	697.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000000011000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	12/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205089920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to inform of commitment to pay $543.10 on 06/12818 by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	424.19	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	113.58	5	2	3	1	000000000043321100000321000110000000	Yes	No	Death of Family Member	Resolved		No	No	Yes	8/XX/2007	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Completed mod	Limited	Completed Plan	Non-HAMP					No
205090881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer contacted borrower and discussed end of year interest statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	581.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	100	100	104.49	1	4	1	0	000000000003222210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower completed a modification and the loan is currently performing.	Limited	Completed Plan	Non-HAMP					No
205089487	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower disputed the status of account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing the status of her past and present account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  A motion for relief was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	531.6	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	116.67	118.97	111.96	21	4	0	0	000000000111101221111111111112121110	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205148532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1399.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.27	108.84	111.86	118.73	8	0	0	0	000000000001111111100000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2007	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088974	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to authorize spouse on account and to make a payment. The servicer provided the fax number for letter to be sent authorizing spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  07/XX/2018: BK-13 Shows Discharged- 07/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Per Notes: 11/XX/2015- Located in FEMA Declared Disaster Area: Tornadoes, Flooding, Straight Winds,-	Yes	0	XXX	5.875	414.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	8	3	6	12	000000011111111234445432343233457798	Yes	No	UTD	UTD		No	No	Yes	8/XX/2007	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088886	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is evidence of FEMA on this loan (hurricane) as noted on 09/XX/2017. No property damages were reported.	Yes	30	XXX	4.75	982.94	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.49	26	0	0	0	111111111111111111111001010011100000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2007	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2017	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205088991	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower discussed payment information and claims check. Borrower was advised that they was an error in payment posting due to a bankruptcy issue. Borrower was transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Full ledger balance completed and payments continue to be received per most recent comment on 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	834.98	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	100	100	12	2	0	0	000000000000000000011011011111112210	No	No	N/A	N/A		No	No	Yes	8/XX/2007	1/XX/2019	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	11/XX/2018
205089067	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property in FEMA disaster area 08/XX/2017, no evidence of property damage.	Yes	0	XXX	5.25	287.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	150	5	8	5	5	000000000087654333221223212102101032	Yes	No	Excessive Obligations	Temporary		No	No	Yes	1/XX/2013	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	2/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modification denied 02/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205090843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and made payment in amount of $1601.79 effective on 09/XX/2018, borrower requested Pay Plan application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1186.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.47	96.22	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called in from branch with assistance of a branch associate and stated had conducted a payment in the amount of $800. Agent advised borrower to call back after funds posted to have funds moved to credit for principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1624.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.26	111.55	108.7	7	0	0	0	000000000100101100000000100100000001	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090916	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and requested insurance information. comments state the agent provided basic insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2009.  A motion for relief was filed 10/XX/2009.  Notes indicate that chapter 13 bankruptcy was discharged 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	3	827.74	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	112.66	120.63	1	4	0	0	000000000022221000000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	9/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	1/XX/2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a three month disaster forbearance plan on 01/XX/2018.	Limited	Completed Plan	FBA					No
205151184	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Comments from 2/XX/2017 indicate client called to inquire about assuming the loan. Servicer transferred client to assumptions department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments from 6/XX/2013 indicate executor appointed due to deceased borrower.	Yes	0	XXX	6.5	790.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.83	101.13	100.98	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	10/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to inquire if HOA fees were paid. Representative transfer the borrower to the Foreclosure Department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	810.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.12	1	0	0	0	000000000000000000000000000010000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1523.21	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		134.36	117.57	100.77	109.06	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090857	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to get insurance set up for escrow. The agent transferred the call to the escrow queue for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: The property is located in a natural disaster area due to XXX in 09/2017. There is no evidence noted to suggest that the property was impacted.	Yes	0	XXX	4.875	1405.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	98.21	3	0	0	0	000000000000011100000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Forbearance	1/XX/2018	FB	Yes	No	Yes	Forbearance	No		Disaster Relief Suspension Forbearance. Beginning 10/XX/2017 through 01/XX/2018.	Limited	Completed Plan	FBA					No
205089976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2012.  The proof of claim was filed 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	444.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		123.54	128.44	118.96	114.22	31	0	0	0	000001111111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	8/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make payment, payment posted in amount of $1392.15 effective 08/XX/2018.borrower wanted to verify if pay by phone had fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1052.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090803	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  No contact with borrower from 10/XX/15 to 04/XX/16. On 04/XX/16 borrower stated will make a payment on 04/XX/16. On 05/XX/16 borrower was advised of total amount due and was offered to make payment by phone.  Borrower advised collection will continue. On 05/XX/16 borrower made a payment by phone. On 06/XX/16 and on 08/XX/16 borrower requested assistance due to illness in family and was advised solicitation package will been sent to borrower. On 09/XX/16 borrower stated received the package and will send in by 09/XX/16.On 11/XX/16 through 11/XX/16 borrower was advised of documents needed to complete review. On 12/XX/16 authorized 3rd party called to have foreclosure sale postponed.  3rd party stated property had been sold and want to make sure funds are applied in time.  Borrower also called and was advised of reinstatement amount needed.Borrower stated trial agreement had been received and would like to accept. On 02/XX/17 borrower stated will call on 02/10 to make 1st trial payment. From 02/XX/17 to 04/XX/17 borrower was contacted by specialist with follow up calls.On 04/XX/17 authorized 3rd party stated permanent modification documents had been received and will send back today. On 05/XX/17 borrower made payment by phone. On 10/XX/17 borrower called to make promise to pay for 10/XX. On 11/XX/17 borrower called and stated will make payment on 11/XX online. On 03/XX/18 borrower stated will make payment by phone on 03/XX/18. No other contact with borrower during the review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	721.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	1	1	5	000000000000000000000766543210000001	No	No	N/A	N/A		No	No	Yes	1/XX/2009	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification completed on loan.	Limited	Completed Plan	HAMP					Yes	Active	12/XX/2018
205089031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1033.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.05	100.07	100.08	100.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	12/XX/2018	No		No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205151206	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower last called on 08/XX/2018 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received on 05/XX/2018 regarding inaccurate information reporting to credit agencies. The comments on 05/XX/2018 stated the issue was researched and it was determined the information was correct.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	910.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	5	0	0	0	000000000000111110000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Lapsed					Yes	No	N/A	No	No			No																		Yes	Performing Under Plan	8/XX/2018
205088522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  There was an inbound call from the authorized signer to advise they are switching insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2013.  There are 5 other bankruptcies filed for this customer (total of 6):

Chapter 7,   case# XXX filed on 12/XX/2012 and dismissed on 01/XX/2013

Chapter 7,   case# XXX filed on 07/XX/2012 and dismissed on 08/XX/2012

Chapter 7,   case# XXX filed on 03/XX/2012 and dismissed on 03/XX/2012

Chapter 13, case# XXX filed on 11/XX/2011 and dismissed on 01/XX/2012

Chapter 7,   case# XXX filed on 06/XX/2011 and dismissed on 07/XX/2011
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	786.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	88.89	100.46	17	4	0	0	000000000000000111111112111112121211	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091082	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in regarding the status of the account and ordered a monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.75	953.44	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018-Borrower called, confirmed scheduled payment, and agent offered long-term and short-term options. 09/XX/2018-  home owner occupied- rep advised pre-foreclosure and amount due- Borrower stated will pay 10/XX/2018...rep advised of options. 07/XX/2017- borrower called in-advised NOI expiration 09/XX/2017-collection efforts will continue up to foreclosure. 07/XX/2017- contacted borrower- request copy of arrangements- rep advise no document for promise to make two payments, once payments process to request a statement that shows the payment history.06/XX/2017- Caller request no calls to number- rep removed. advised of NOI expiration and status of account. 03/XX/2016- borrower called in - RFD: car problems for the past year had to purchase second car.  Now on retirement income .. rep advised of status of account and discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	423.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		166.67	133.33	122.22	116.67	1	33	0	0	001222222222222222222222222222222222	Yes	No	Curtailment of Income	Permanent		No	No	Yes	10/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower called in and stated that they were offered a special forbearance but that will not work for them. The borrower stated can make a payment but not on 10/XX/2018. The agent advised the borrower that there will not be late fees assessed since the account is current. The borrower stated no relief plan will be necessary. The borrower advised will be calling in a payment on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The proof of claim was filed 01/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	721.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	82.3	86.14	95.88	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090071	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments on 01/XX/2018 indicated the property was located in a FEMA declared disaster area due to wildfires, flooding, mud flows and debris flows. FEMA declaration also declared on 11/XX/2018	Yes	Bankruptcy	XXX	4.625	873.19	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	108.33	1	0	0	0	000000000000000000100000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205090812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	568.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.02	100.05	100.06	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10XX2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205089816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer called and requested original loan documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX P.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1267.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1XX2008	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	XXX	6/XX/2011	No																		No
205091093	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	599.99	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	34	0	0	0	111111111111111111111011111111111110	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10XX2007	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091127	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2015.  Previous Chapter 7 was filed: 2010-09-XX as case #XXX and was discharged 03/XX/2011. .
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.625	1041.43	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	99.82	99.52	99.38	13	11	12	0	111111111111122222222222333333333333	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205091089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was advised to seek the refund from the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1685.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No
205091064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to obtain current loan status information. Servicer provided principal balance, interest rate, escrow balance, and payment last received/next due information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	988.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.58	101.58	101.58	101.19	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	817.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.99	96.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091158	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 05/XX/2014.  Full ledger balance completed on 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	1284.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	109.67	106.45	104.84	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	11/XX/2018
205091098	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer called in looking for help. The state Hardest Hit Fund information was provided. Also short term and long term assistance was explained.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the modification term and not receiving the HAMP incentive.  The issue was noted as closed on 08XX2017 due to no corrections were needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	402.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.35	103.69	8	0	0	0	000000000011100001010100100100000000	Yes	No	Payment Disputes	Resolved		No	No	Yes	10/XX/2007	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205091226	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discussed loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	563.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	100	100	9	0	0	0	000000111000000000011111100000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205152908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in for payoff and a payoff demand was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1331.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	5	2	9	000000000000000000999987654332222210	No	No	N/A	N/A		No	No	Yes	12/XX/2007	8/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1120.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	5	0	0	0	000000001000100000101010000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2010	7/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	560.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148283	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower spoke to representative said would be dropping payment off at branch on 07/XX/2018  in the amount of $1420.94
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1052.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	10	2	0	0	000000000011000000021000010002111111	Yes	No	UTD	UTD		No	No	Yes	1/XX/2008	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205153217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower  was contacted borrower stated will be making payment via the web. Refused pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1074.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2009	5/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer regarding the Notice of Intent and fees on the account; the servicer discussed the notice and advised the borrower the only way to have fees removed from the account is to bring the account to a zero balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	449.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	29	0	0	0	000000011111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205089698	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2018.  Full ledger balanced completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	392.09	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		66.67	83.33	102.9	86.23	2	2	2	19	000000009999999999987654321005543210	Yes	No	Excessive Obligations	Permanent		No	No	Yes	8XX2007	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification update, returned to normal servicing. Prior modification noted 07/2016; pay history indicates borrower did not make payments on modification.	Limited	Completed Plan	Non-HAMP					Yes	Performing Under Plan	9/XX/2018
205091115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018, borrower called in to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1620.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.42	10	0	0	0	000000000000000101111110001101000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205151228	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Discharged Ch 7
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	464.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	3	2	6	000000000000000000000444432321210098	No	No	N/A	N/A		No	No	Yes	11/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205152882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower accepted a trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	130.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	133.44	210.01	217.85	4	4	4	0	000000033332222111100000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2008	9/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 6/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151224	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1027.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.62	97.71	97.25	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205090106	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower stated was not behind 1 month. The agent stated had sent this to the team lead to research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.625	675.06	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	21	0	0	4	111111111101111010011100110001005544	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	11/XX/2007	1/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	5/XX/2016	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205090027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower was advised of NOI &and expiration and foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	1262.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.07	116.7	100.02	100.02	8	0	0	0	000001111000000000000000111100000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2007	8/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205091314	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Most recent conversation was inbound call to discuss next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2016.  Full ledger balance completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.25	843.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	97.19	95.32	94.38	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205091216	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower call in to inquire about account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments on 11/XX/2018 indicated a payoff was faxed to the borrower.	Yes	0	XXX	5.125	1491.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	0	0	0	000000000000000000000001100001000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called back 9/XX/2017 and stated made the August payment and the loan should not be delinquent. Borrower was advised of the partial balance on the loan and the difference of $128.48 is needed to complete the full payment for August 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property Type: Condo	Yes	0	XXX	4.625	1889.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	7	0	0	0	000000000000000011111110000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148405	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute of last payment date. Resolved on 1/XX/18
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	2280.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	91.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205089865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower called in and spoke with an agent and reviewed the account status with them. The borrower and agent spoke of the payment posting information and the late fee that was applied on the account be moved to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	697.69	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		108.13	122.66	115.66	111.74	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2003	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151122	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.16	750.15	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		102.22	120.66	116.32	104.16	10	0	0	0	000000000010000000000000000111111111	Yes	No	UTD	UTD		No	No	Yes	9/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205090112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1119.56	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.05	100.03	100.02	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091274	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated had been trying to contact. Verified phone number. Advised incorrect phone number, received emails and provided commitment number for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1461.1	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	20	14	2	0	111111111111111222222332222221112211	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2009	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205090200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Loan terms, escrow balance, and payment & escrow breakdown were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1267.28	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	110.95	107.84	14	0	0	0	000000000000000000000011111111111111	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	576.8	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	100	100	1	0	0	0	000000000000000000000000010000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091183	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a commitment to pay $1065.16 by 08/XX/2018.  The representative mentioned loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	784.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	10	0	0	0	000000000000000000010001100111110101	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091238	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  1/XX/2019 Review-Notes indicate that borrower called with fees due. Agent provided explanation of the fees due and also scheduled a Promise to Pay payment for loan account in the amount of $1323.29 effective 12/XX/2018.

The borrower called to advise that she had received two statements with two different amounts due. The correct information was provided and she made a payment and discussed fees associated with the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2009.  The proof of claim was filed 04/XX/2008.  A motion for relief was filed 08/XX/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, Recent Contact, and any other pertinent file information the notes reflect from the servicer.

				Comments on 12/XX/2017 indicated the property is in a FEMA disaster area but there was not any damages to the property.	Yes	0	XXX	3.375	1085.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		98.3	112.41	106.57	118.36	18	11	3	0	000011111112322232322222111111111112	Yes	No	UTD	UTD		No	No	Yes	11/XX/2007	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Outbound call to borrower, payment inquiry, ask borrower for payment, borrower stated was late couple payments due to unexpected expense,advised borrower or short and long term loss mitigation option, borrower stated will be able to get on track without any assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	464.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090000	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to inquire about checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	917.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	113.66	117.55	103.83	11	3	0	0	000000111222111011001110000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2011	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091353	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called the borrower and went over the past due amount and was told that the borrower will make a payment on  9/XX/16 and 9/XX/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	1391.44	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	99.03	98.38	98.06	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2007	1/XX/2019	Yes	8/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018:  borrower called to make payment in the amount of $2128.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1508.15	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	101.09	83.86	1	1	1	13	000000099999998765443210000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2007	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6XX2018	MOD	Yes	No	Yes	Modification	No		Modification booked 6XX2018.	Limited	Completed Plan	Non-HAMP					No
205089830	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Most recent conversation with borrower was inbound call with borrower making a payment.  Payment confirmation number given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.  Comment dated 09/XX/2018 Chapter 13 Date Filed 12/XX/2014 status is active, Docket Entry noted; the Trustee Notice of plan completion and request for Order Terminating Wage Deduction Order.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.	Yes	0	XXX	3.625	1074.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98.62	148.03	133.94	6	0	0	0	000000000000000000111100110000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205091411	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower states that the property has mold and they went to a branch for insurance check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The servicer was unable to make contact with the customer within the review period.	Yes	30	XXX	5	714.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Unable to Contact Borrower	Temporary	Moderate	No	No	Yes	11/XX/2007	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with questions concerning modification interest rate and payment adjustments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12XX2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1349.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.28	96.8	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151241	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  09/XX/17 borrower called in to see what options are available due to Hurricane.  Advised borrower of the 3 months forbearance, but borrower declined. Spoke to borrower about modification..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in FEMA disaster area, noted 10/XX/2017. No noted property damage. Even though borrower is in bankruptcy borrower is current with payments.	Yes	Bankruptcy	XXX	3	541.46	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.11	100.22	100.17	100.13	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205091341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower, borrower called in to make a payment by phone in the amount of $611.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	405.28	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	27	3	0	0	000011111122111111121111111111111100	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.  The proof of claim was filed 08/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	820.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	6XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148622	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018- BWR called in stating deferred amount change about 8k and wanted to know why, Bwr was transferred to customer service to answer question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	1027.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205152893	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called about recast.  They do not want to proceed with that option.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Request to validate account information from credit report.  No specific date of dispute.  Need more information letter was sent.  No further correspondence on the matter from the borrower/credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1000.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.08	100.08	100.09	100.14	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205091421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1007.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.22	100.95	100.53	100.54	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152869	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Processed a payment and discussed National Automated Clearing House Association with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Florida XXX (XXX). Incident period: XXX to XXX. Major Disaster Declaration declared on XXX.	Yes	Bankruptcy	XXX	4.625	382.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205148974	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a FEMA disaster area due to XXX.	Yes	Bankruptcy	XXX	6.875	567.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205090549	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018: servicer spoke with borrower and advised was declined for retention workout.  No initiation steps were taken due to "DMM not callable loan"  Servicer did not discuss liquidation options, short sale or deed in lieu.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 02/XX/2018.  01/XX/2018: motion to reinstate BK case granted, originally dismissed 01/XX/2018.  Case dismissed on 03/XX/2018 due to failure to maintain payment plan. Case ended being reinstated as borrower filed a motion to reinstate case and was reinstated 04/XX/2018. Converted 10/XX/2018.MFR  received by atty 01/XX/2019, not filed yet.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	755.81	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	83.34	3	9	0	0	222222222100010000000001000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	6/XX/2010	1/XX/2019	Yes	8/XX/2018	No	Employed-New Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid			Radian		No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		08/XX/2018: borrower advised was declined for retention workout.	Limited	Removed Plan	Non-HAMP					Yes	Filed/Under Plan	3/XX/2018
205151267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	553.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated that a commitment to pay was made for 11/XX/18 by regular mail. Borrower stated that the co borrower normally makes the payment and will check to see if the payment was made. If not  will be mailing a check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1552.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was completed on 8/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205091697	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that he had sent a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	493.17	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	98.49	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Illness - Mortgagor	Temporary	Moderate	No	No	Yes	4/XX/2003	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205091301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Discussed the refund check borrower received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1232.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.01	6	0	0	0	000000000000000000000000011111100000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			radian		No			No	No			No																		No
205088366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Agent advised caller that MIP requirements will be reviewed and letter sent within 7-10 business days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	493.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	4	6	1	000000000000000000000043321232103233	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090366	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to customer service to discuss payment posting.  The servicer enrolled the borrower in pay plan and updated information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting on bankruptcy.  Servicer determined reporting correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	578.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	1/XX/2019	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	Yes	N/A	No	No			No																		No
205091361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	780.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090872	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to discuss claim check, and agent advised that check has been endorsed and sent via fed ex
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	1778.59	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	0	0	0	111111111111111000000100000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	5/XX/2003	1/XX/2019	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205090302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1416.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/2017- Borrower called in- in reference to loan modification documents provided a fax#.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2170.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.77	103.79	104.67	102.88	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was informed of the modification being closed and that payments could be made over the phone free of charge
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	4	918.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	101.29	100.44	1	1	2	4	000000004443432100000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	12/XX/2007	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan completed a permanent modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205089034	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower enrolled in a payplan account. Agent provided general details of the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	955.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	102.58	91.6	4	3	1	3	000000055432221111000000000000000000	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	12/XX/2007	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was Non HAMP modified	Limited	Completed Plan	Non-HAMP					No
205091819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 Borrower called to inquire whether the attorney's fees need to pay now and was advised they did not and will have no negative impact on credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	252.41	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	133.33	455.56	341.67	1	0	0	29	000000199999999999999999999999998765	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	12/XX/2007	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to get total amount due and to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Borrower filed bankruptcy twice. There is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	875.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.99	96.23	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091833	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The loan status is active bankruptcy. On 04/XX/2017 the servicer advised the borrower he was declined for a Modification for two reasons, the first was the Modification would not lower the payment, the second the borrower did not have a valid hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.  Comments dated 06/XX/2018 bankruptcy status is active and appears to be performing under the plan.  Chapter 13 bankruptcy filed on 12/XX/2017, the POC was Filed on 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	400.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	4	5	5	4	000000000000004443211323243213210000	No	No	N/A	N/A		No	No	Yes	5/XX/2003	1/XX/2019	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		On 04/XX/2017 the servicer advised the borrower he was declined for a Modification for two reasons, the first was the Modification would not lower the payment, the second was the borrower did not have a valid hardship.	Limited	Removed Plan	Non-HAMP					Yes	Active	6/XX/2018
205152921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower is not interested in assistance.  Borrower is currently not working and didn't know if could keep up in payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	791.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.18	100.09	90.82	84.82	2	1	3	4	000000044443332100000000100000000000	Yes	No	Unemployment	UTD		No	No	Yes	2/XX/2008	8/XX/2018	Yes	8/XX/2018	No	Not Employed	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed.	Limited	Completed Plan	Non-HAMP					No
205153268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.85	370.6	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 02/2018.	100	100	100	112.24	2	9	9	5	000000000006665433222113333333222222	Yes	No	Curtailment of Income	UTD		No	No	Yes	5/XX/2008	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	2/XX/2018	MOD	Yes	No	Yes	modification	No		The modification was finalized on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205091693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in advising that would be unable to make payments for current month and next month  by 9/XX/16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1455.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.98	100.98	100.68	100.74	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091360	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The third party faxed over POA for authorization.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	1176.85	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	111.11	108.33	0	0	0	11	000000000000000000000000099999999999	No	No	N/A	N/A		No	No	Yes	7/XX/2009	1/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 12/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205090695	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	798.56	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	100	3	1	0	0	000000000000000001000000021100000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205153267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1176.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower and the borrower advised they are not interested in loan modification at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1420.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	101.95	101.47	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to check status of payment, borrower conducted payment in the amount of $2564.69 for 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	2332.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	101.12	75.84	1	1	1	2	000000044321000000000000000000000000	Yes	No	Unemployment	Temporary		No	No	Yes	1/XX/2008	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Principal balance $483,746.94 - Principal payment $2332.61 - Maturity date 06/XX/2058.	Limited	Completed Plan	Non-HAMP					No
205090008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	516.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  9/XX/2017- Bwr called in to make a pmt but line disconnected while on the call no pmt taken
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	653.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000100000000000000000010	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148398	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make payment. Conference in customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	1857.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205091781	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/18 Borrower called, processed electronic payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.  Docket review scheduled 1/XX/19.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	1300.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	97.82	139.09	127.68	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2018	Yes	11/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205090314	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	636.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205090467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1589.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100.02	100.02	100.02	17	1	0	0	000000000000000000111111111112111111	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Incoming call from the borrower on 11/XX/2018 to discuss bankruptcy post petition payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	404.3	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		66.67	66.67	100	91.67	6	0	0	0	000000000000000000000000000000111111	No	No	N/A	N/A		No	No	Yes	1/XX/2008	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205088666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The authorized signor verified their information and made a payment of $1,264.95 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	913.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	100	100	4	2	0	0	000000000000000000000000000000122111	No	No	N/A	N/A		No	No	Yes	1/XX/2008	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205090163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	771.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	9	0	0	0	000000000000000111111111000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091682	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that she will make a payment before he grace period is up. Rep advised will send out the loan mod package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1234.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	0	0	0	000000000000000000010100000001000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205090490	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment and was provided a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.  Agreed order granted on 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	870.67	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	133.33	155.56	191.67	3	1	1	27	000011123499999999999999999999999999	Yes	No	Curtailment of Income	Temporary		No	No	Yes	1/XX/2008	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	9/XX/2018
205091872	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.  case closed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	595.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205091941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Advised borrower to obtain homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	805.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		147.57	109.46	107.43	106.44	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2017: Property is owner occupied. Provided: Mini Miranda. Privacy statement. Total amount due Advised: Credit reporting continues.  Late charges continue.  Collection activity will continue up to foreclosure.  Asked for payment. Caller informed of their commitment to pay $2203.80 on 08/XX/2017 by Web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1474.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	100	100	100	4	1	0	0	000000000000000000000211110000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was called and advised of payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	439.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	125	4	2	1	1	000000001114322100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2008	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091738	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in for the next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.375	1225.32	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		98.3	164.6	141.36	129.88	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	2/XX/2018
205151149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified their information and stated they would pay $340.00 by Western Union.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.99	616.78	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018	Velocity verified correct	100	116.21	118.04	155.2	1	1	1	3	000000000065432100000000000000000000	Yes	No	Unemployment	Temporary		No	No	Yes	1/XX/2008	9/XX/2018	Yes	3/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	modification	1/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modification was denied 01/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205090435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Account inquiry. Verified account.  Property is tenant occupied. Advised loan is in foreclosure. Advised credit reporting will continue.  Borrower advised XXX and XXX is no longer gogether and XXX was awarded the home through the courts.  Advised right now XX is no award to be able to get a hold of him. Advised that possible he may be in some kind of modification or workout program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1038.76	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	166.71	3	1	2	7	000000000098765434321000011000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2010	12/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower made a payment in the amount of $1145.32  on 09/XX/18. Borrower wanted to find out how to change last name due to getting married. On 10/XX/2018 the borrower called in and made a payment in the amount of $400 and another in the amount of $831.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	839.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	14	3	6	6	000000011111111111111222333333544444	Yes	No	UTD	UTD		No	No	Yes	1XX2008	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	994.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090312	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower ordered a loan history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute regarding the status of the loan when it came out of bankruptcy and should be due for 07/XX/2018 and not 06/XX/2018.  The borrower stated there was a missed payment in 04/2013.  The research reflects that on 05/XX/2013 an amended plan was filed due the 03/2013 payment not being made.  The POC was filed but did not list the 03/2013 payment.  The error was not caught in the cure response when the loan was discharged. Ongoing efforts are being made to advance the payment to make the loan current so the borrower doesn't have to make that payment. On 08XX2018 the attorney agreed to reimburse the payment and the check was mailed.  Once the check is received, the funds will be applied to the account.  The funds were applied and the account was brought current.  The case was noted as complete on 09/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and mudslides noted on 01/XX/2018. No damage was reported.	Yes	0	XXX	4.5	1551.3	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	138.32	127.78	120.84	1	0	0	0	000000000000000000000000000001000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205090340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer confirm modification documents received. The first modified payment is due 08/XX/2018 in the amount of $1,000.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	778.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	98	89.99	76.55	1	1	3	0	000000333210000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2008	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091897	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	1778.3	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	2/XX/2016
205149027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to obtain Homeowners Insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	736.37	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower discussed the remaining balance since their modification.  They stated they are on a fixed income and had just sent a payment of $559.00.  They discussed their escrow account and balance.  They discussed modification but stated they intend to cure the account without assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	379.86	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	2/XX/2008	1/XX/2019	Yes	11/XX/2018	No	Retired	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205091942	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to check the status of the payments and was advised the account is one month past due; short and long term options provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated called several times about the payment not being included in the modification.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  A note dated 11/XX/2018 details a conversation with the borrower in which they state that they had received "an insurance check for repairs". No details on the nature or extent of the damages or status of contractor bid(s) were provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Claim check for repairs noted on 11/XX/2018. However, there are no other notes regrading the extent of the damage.	Yes	30	XXX	4	527.72	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	Temporary	Moderate	No	No	Yes	2/XX/2008	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	Yes	N/A	No	No			No																		No
205091951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  will continue up to foreclosure.  Asked for payment. Caller informed of their commitment to pay $1300.00 on 11/XX/2018 by XXX. Caller informed of their commitment to pay $927.30 on 12/XX/2018 by XXX. Additional Notes: customer stated that he just made payment and scheduled it from his bank on next Thursday the 29 and also scheduled dec XX fr the Nov payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4	854.84	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	3	14	13	2	222222222333333333333322222111000066	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2010	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090478	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1403.04	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.38	100.29	100.25	97.58	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205092030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Account inquiry.  Verified account.  Advised total amount due, provided the HUD number Borrower wanted to know more information about loan.  Provide number to customer services to call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	844.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	97.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	1/XX/2018	Yes	12/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151309	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	1320.78	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	116.67	110.19	106.6	2	0	0	0	000000000000000000000000000000000011	No	No	N/A	N/A		No	No	Yes	2/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2018
205091960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The representative confirmed the payment was received and discussed the next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1935.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.22	100.17	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to request a statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12XX2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1642.16	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.02	100.03	100.02	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205091305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 -- Borrower called with modification questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	2083.12	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	102.13	332.87	286.79	2	7	2	2	000000000054332212222210000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2008	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091822	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	925.99	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	20	0	0	0	111111111111111111110000000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205091349	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Representative called the borrower on a touch base call. Borrower had no questions or concerns. Borrower stated made September payment online today. Representative provided the borrower with the next follow up date within 5-7 business days or next follow-up call in CRM tool and provided contact information and office hours.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Previous account status/payment rating/account history.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Verify account status payment rating and account history. Research performed SRM responded to ACDV with modified findings term duration date of account information payment history incorrect, corrected findings.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1325.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	3	1	4	000000000000000005554322210000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	1/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 10/XX/17.	Limited	Completed Plan	Non-HAMP					No
205092059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1552.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	8	5	2	3	000000000000000000544323211111111222	No	No	N/A	N/A		No	No	Yes	2/XX/2008	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205089817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding a special forbearance. Completed financials. Borrower didn't qualify for anything. Borrower stated will try to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1335.3	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	108.33	1	0	0	0	000000000000000000000000010000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	4/XX/2018	FB	Yes	No	Yes	Forbearance	No		Borrower interested in special forbearance. Borrower did not qualify.	Limited	Removed Plan	FBA					No
205146026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1811.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1747.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205091303	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to discuss comments show the borrower called and discussed short and long term options with the servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the previous payment rating and modification information.  The modification terms and payment history were provided to the borrower for resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	5.125	1196.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.76	1	0	0	0	000000000010000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2XX2008	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205092146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	318.56	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	98.73	96.6	103.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090463	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and went over account information with the servicer.  They discussed principal balance, last payment/next due, current rate, and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1572.15	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	35	0	0	0	111111111111111111111111111111111011	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	2/XX/2008	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Discussed payment and intent to pay extra to bring long current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	64.94	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	27	0	0	0	111111111111111111111111111000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	7/XX/2003	12/XX/2018	Yes	12/XX/2018	No	Employed-New Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205092135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1258.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	96.98	95.47	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151246	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.125	1138.56	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		Yes	Active	9/XX/2018
205151135	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in promised to pay at the branch next Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower was affected by a Hurricane, declared a FEMA disaster. No indication of any damage or hardship.	Yes	0	XXX	7.875	826.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.56	107.5	1	0	0	0	000000000000000000000010000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092024	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was provided basic account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 1/XX/2019-File Review-Notes do not reflect any new updated information. No other updates made due to notes not reflecting any other file information.

				The property is located in a natural disaster area due to XXX in 09/2017. There is no evidence noted to suggest that the property was impacted,	Yes	0	XXX	4.125	981.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		109.12	108.86	108.77	108.72	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205151333	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1085.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205091457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower called to ask if payment plan would start in august. Servicer confirmed plan details and advised to expect draft by the 3rd of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	1320.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	102.06	119.02	1	3	3	1	000000033224321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2008	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 6/XX/2018	Limited	Completed Plan	Non-HAMP					No
205148361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	779.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	944.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.73	101.37	102.78	99.47	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148528	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/2017, the customer committed to pay a payment on 4/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower advised servicer of dispute of delinquent payment. Borrower does not believe they are delinquent and requested a loan review. The servicer researched payments and provided borrower with a copy of payments. No further concerns noted from borrower. Account has been performing and is paid several months ahead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	753.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	14	0	0	0	000000000000000000000011111111111111	No	No	N/A	N/A		No	No	Yes	4/XX/2008	11/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205153436	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Inquiry received from customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 06/XX/2018 to request a branch endorsement for a claim check in the amount of $2963.49.  The approval was granted.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $2,963.49.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	549.58	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	11/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205147611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	468.98	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	118.24	109.41	5	2	3	5	000000000655543332100211100001000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2008	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan Modification completed.	Limited	Completed Plan	Non-HAMP					No
205092226	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Agent received inquiry from borrower and updated contact information as well as read caller fax disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	766.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		70.13	87.66	93.5	104.36	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	11/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205092230	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated that she will try to make a payment and listed reason for default as the death of her husband.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.625	941.17	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	10	0	0	0	111111111000100000000000000000000000	Yes	Yes	Death of Mortgagor	Permanent	Moderate	No	No	Yes	4/XX/2010	1/XX/2019	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205148604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Received authorization to speak to spouse regarding loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 08/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	481.54	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	9/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151248	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Advised of amount due, late charges will continue, and asked for payment. Discussed long term and short term options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Present/Previous Account Standing..  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes previous account standing. Research offered no findings.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.  The proof of claim was filed 09XX2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	652.33	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	10	0	0	0	111111111100000000000000000000000000	Yes	Yes	Payment Adjustments	Temporary	Moderate	No	No	Yes	2/XX/2008	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					Yes	No	N/A	No	No			No																		No
205148557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called 7/XX/18 to follow up on permanent mod docs.  He was advised docs were received 7/XX/18 and had been approved by QC.  He was advised of the first payment amount an due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	2273.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000011000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified 7/XX/18	Limited	Completed Plan	Non-HAMP					No
205092018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Agent received inbound call from borrower and provided verbal tax form figures and ordered duplicate 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	485.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.02	100.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	4/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	982.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.45	96.18	2	0	0	0	000000000000000001000000000000100000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was advised of the total amount due of $956.26 and agent offered to schedule payment. The borrower stated received old bill and the agent apologized and advised borrower only to pay the new agreement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hawaii Hurricane and the borrower stated that the home was okay.	Yes	0	XXX	5.75	606.19	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	A loan modification was completed 08/XX/2018 advancing the due date from 06/XX/2018 to next due 09/XX/2018 and the P&I adjusted from $787.82 to $606.19.	100	121.9	110.15	93.44	1	1	4	0	000003333210000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2008	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205091570	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called 5/XX/17 to ask for the status of his account.  He was asked to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	831.28	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	18	1	2	5	111111111111010000000543321111100444	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/2008	10/XX/2018	Yes	5/XX/2017	No	Employed-New Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		A modification was completed on 04/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205148333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower stated will make the payment and the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.  A motion for relief was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	284.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.11	100.09	100.07	100.11	4	0	0	0	000000000000000000000000001001010001	No	No	N/A	N/A		No	No	Yes	9/XX/2015	7/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151369	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	396.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	129.26	119.51	106.3	16	8	0	0	000000111111021100000111122222221111	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	6/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205092224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	461.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.12	98.07	96.29	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092173	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was contacted 8/XX/18, and borrower scheduled his Aug. payment with no fee.  He was transferred to the Customer Care department to discuss his escrow issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	466.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	99.12	94.07	81.05	5	2	1	4	000000555432211110000000100000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2008	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified 7/XX/18.	Limited	Completed Plan	Non-HAMP					No
205151339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Contacted borrower to advise of loan modification being denied. Advised borrower of refinance options. Borrower wants to lower interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1509.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a commitment to pay $554.39 on 10/XX/18 by drop off at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.375	496.53	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		95.93	263.76	207.82	179.85	31	0	0	0	111111111111111111111111111111100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	4/XX/2008	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a a promise payment $526.72 via branch drop off and payed $517.42 by phone. The borrower was advised of short and long term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	203.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.14	95.71	2	0	0	0	000000011000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2008	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205145906	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Request for third party authorization to be placed on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	1117.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205145925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-14297.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  Chapter 11 filed 2/XX/2012 #XXX, dismissed 4/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	630.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000000000011	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205147625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1766.11	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	0	0	000000000021000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205153618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2012.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1437.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	8XX2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to request account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1798.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No
205151249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	517.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.18	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147638	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	842.5	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.7	35	0	0	0	111111111101111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to update information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.24	946.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.18	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205152560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2010.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	911.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.27	103	102.2	102.04	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	7/XX/2018	Yes	4/XX/2010	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152479	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The chapter 13 plan was confirmed on 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	897.47	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		112.75	106.37	115.36	111.52	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205152471	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Discussed next due date and insurance on the account. Flag was noted stating that the borrower is not deceased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6	248.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	92.41	94.3	3	2	3	10	000000000000000000111223334455566655	No	No	N/A	N/A		No	No	Yes	6/XX/2008	12/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	5/XX/2015
205152486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted lender to discuss loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	1279.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	233.33	175	2	2	2	10	000000009999987654323211000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2011	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	775.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	100.01	1	1	0	0	000000000000000000000000210000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205091611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1211.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.05	100.03	100.02	100.01	1	0	0	0	000000000000010000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in a payment.  Payment and escrow breakdown also provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	408.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	10/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No
205092360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The manager called the borrower to process a payment and was provided the confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1105.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	110.15	106.53	11	0	0	0	000000000111111111110000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2003	10/XX/2018	Yes	5/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			No																		No
205091617	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment and was provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments on 11/XX/2018 indicated there are Southern and Northern Califronia Wildfires but there were not FEMA declared - the servicer made a decision to place a FEMA hold on the bankruptcy process.	Yes	Bankruptcy	XXX	4.625	1034.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000001000000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2008	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205092368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided the monthly payment amount,  loan terms, and escrow breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is evidence of reaffirmation.  Comments on 11/XX/2018 indicated a reaffirmation agreement was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	596.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.02	240.05	193.95	162.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		The Hamp recast was completed on 9/XX/2018	Limited	Completed Plan	HAMP					No
205091546	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Customer called in to schedule a payment of $1,085.92 for 01042019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	804.34	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	32	0	0	0	111111111111100001111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2008	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called in to see if they could get a modification. Financial interview completed. Short and long term options provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12XX2016.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1861.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.35	100.24	104.38	0	0	0	25	000000000009999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	6/XX/2008	11/XX/2018	Yes	11/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205092348	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Representative called the borrower to follow up on the permanent modification documents. The borrower confirmed received it and confirmed the terms and will be sending it shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Distaster Area due to hurricance noted on 9/XX/17. No damages were reported.	Yes	0	XXX	4.625	690.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	89.56	84.86	8	3	0	0	000000022211111100000000000000100010	Yes	No	UTD	UTD		No	No	Yes	6/XX/2008	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 6/XX/18.	Limited	Completed Plan	Non-HAMP					No
205148141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per last borrower contact, borrower called in to find out how to get PMI removed and to confirm receipt of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1723.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.45	96.18	1	0	0	0	000000000000000000000000000001000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205152540	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1570.95	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		99.64	99.28	99.16	99.1	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	7/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205152489	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer wanted to confirm that we have received his payment to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: This loan previously was in foreclosure in 2015. The foreclosure was closed on 04/XX/2015 due to customer completing a loan modification.	Yes	30	XXX	6.375	360.94	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	17	2	2	1	111111111111110000432321110000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	11/XX/2009	12/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205147653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	754.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		113.95	115.04	113.61	115.34	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151380	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Previous BK  -
Ch. 13 filed 10/XX/16 with Case #XXX and dismissed 11/XX/16.
Ch. 7 filed 3/XX/10 with Case #XXX and discharged 6/XX/10.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 8/XX/2017. No indication of any damage or hardship.	Yes	Bankruptcy	XXX	6.25	2058.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.99	101.66	101.77	101.83	1	0	0	0	000000000000000000000000010000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2018
205152546	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower call in regards to a modification update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: XXX impacted loan - disaster date 09/XX/2017; no damage reported.	Yes	90	XXX	2	877.38	XXX	10/XX/2018	9/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	13	0	333333333333321000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2011	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152508	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower spoke with an agent regarding a $500 attorney fee showing on their account. The borrower requested a letter explaining what the fee was exactly for and document the date it was sent to the trustee. The agent submitted the request. The borrower also updated the contact information the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Based on notes dated 11/XX/2016, the property was in the FEMA disaster area for XXX from 10/XX/2016. The property was not damaged.	Yes	0	XXX	3.875	728.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	117.49	111.66	108.74	21	2	0	7	000000111112111111111211111114999999	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	11XX2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No				Yes	Lapsed					No			No	No			Yes	Modification	7/XX/2016	MOD	Yes	No	Yes	Modification	No		Borrower completed loan modification on 07/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205152517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	731.35	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	97.45	96.18	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092354	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Rep advised that the December payment is needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute back from 2017
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The servicer was unable to make contact with the customer within the review period.	Yes	30	XXX	4	888.8	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	14	0	0	0	111111111111101000000000000000000000	Yes	Yes	Payment Disputes	Temporary	Moderate	No	No	Yes	10/XX/2003	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205151384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted and advised they are not approved for the mod due to account being current and not showing hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	668.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	95.91	94.55	93.87	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	388.57	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	16	0	0	0	111111111111101100000100000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	8/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to discuss escrow shortage and to make sure that insurance information has been updated. Agent informed borrower that escrow can not be deleted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	1765.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		209.41	154.7	136.47	127.35	1	1	11	0	000333333333332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153310	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a commitment to make a payment in the amount of $1,792.93 at the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported damage due to water heater leak on 08/XX/2016 and stated the claim was denied by the insurance company.  The claim was not covered and there was damage to the floors and wall.  On 11/XX/2016, the claim was closed due to the borrower receiving a denial letter from the insurance company.   The commentary dated 07/XX/2018 notes a denial letter claiming wear and tear and that the water was leaking for 3 weeks before calling to report the damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1068.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	15	3	0	0	000000000001111111111012221100000101	Yes	No	UTD	UTD		No	No	Yes	7/XX/2008	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205148178	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower called in to update contact information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute of account status/history was found on the account. It appears the disputed information has been updated. ACDV reviewed and completed on 08/XX/17.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01XX2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	885.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	12/XX/2018	Yes	12/XX/2015	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		Yes	Active	9/XX/2018
205091621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	842.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		101.74	100.87	100.58	100.44	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2013	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205091659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  02/XX/16 through 09/XX/18 borrower's called to make payment; advised of short/long term options every time, and borrower declined to accept options;
Borrower contact on 11/XX/2018,Processed payment iao $1070.13 dated 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	759.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.1	114.04	102.19	3	0	0	0	000000000100000000000000000000000011	Yes	No	UTD	UTD		No	No	Yes	8/XX/2008	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower spoke with an agent regarding the total amount due on the loan. The borrower stated that they would be making the payment that day. The agent reviewed short and long term options for the borrower should they need them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1092.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	100.01	1	0	0	0	000000000000000000010000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to see if they needed to respond to an escrow shortage letter they received.  They were advised by the servicer that due to the pending loan modification the escrow shortage will be taken care of.  The terms of their loan will be updated soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	503.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	118.59	119.04	4	4	1	5	000000000544543222210110100000000000	Yes	No	Marital Difficulties	Temporary		No	No	Yes	8/XX/2008	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205154114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to see if the servicer received the reinstatement amount they sent in.  They were advised it is not yet showing.  Borrower will call back with tracking number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower had HHF during the review period however program completed on 11/XX/15.
				Loan was referred to an attorney for Foreclosure on 01/XX/18 however the borrower reinstated.	Yes	0	XXX	5.5	401.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		116.16	112.78	108.98	140.07	4	6	3	3	000000000065432221000332221110000000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	6/XX/2005	8/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152558	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower verified their information and committed to pay $1,845.22 on 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.125	1013.79	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	28	0	0	0	111111111111110111111101111111000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2008	1/XX/2019	Yes	4/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to advise that payment in the amount of 1647.71 would be drop off at branch on 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1050.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091661	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Collections comments reflects that the last incoming call was on 05/XX/16, but there are no details about the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX,  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2013.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.75	580.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152544	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments does not reflect property damages	Yes	0	XXX	5	1160.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.18	104.93	104.7	104.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205147590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	688.13	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer stated she wanted to apply for a loan modification  and was also looking to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.  A motion for relief was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5.5	1540.17	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.67	13	11	1	10	222222222111111111221111055544399999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2008	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2016	MOD	Yes	No	Yes	Modification	No		FNMA Modification, effective date 02/XX/2011 FNMA Streamline Modification, effective date 12/XX/2016	Limited	Completed Plan	Non-HAMP					No
205151263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	549.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205147689	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Noted 08/XX/2018 potential deceased borrower notification received for Mrs.borrower. Date of death not noted.	Yes	0	XXX	6.125	663.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.74	100.37	100.49	100.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2013	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205151402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called for reinstatement figures and overnight address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1260.69	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.56	101.11	101.63	126.22	5	2	1	2	000000000054321100021110000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2008	6/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Inquiry concerning escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1528.3	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205152506	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower requested monthly statement and agent analyzed account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  Release from stay granted upon plan confirmation on 2/XX/2013.  Previous bankruptcy: Chapter 7 filed on 8/XX/2011 (XXX), discharged 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage or hardship.	Yes	0	XXX	4.25	500.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 and advised of the amount due and the expiration date for the Notice of Intent. The borrower reinstated the account at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02XX2018 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	738.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	144.44	108.33	1	1	1	1	000000000432100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2009	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discussed reinstatement figures and time frames for funds to be applied. Stated payment sent overnight mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1375.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	85.16	168.89	135	2	1	2	4	000000000655433211000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2008	8/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151264	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Discuss loan status, discussed pending cap and extend Modification post disaster special forbearance. Borrower confirmed can afford the contractual payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 5/XX/2018 borrower was impacted by hurricane. Requested workout help. Borrower was out of work for a month. No damage reported	Yes	60	XXX	5	1118.08	XXX	11/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	15	0	0	222222222222222100000000000000000000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	10/XX/2009	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	RPP	Yes	No	Yes	Modification	No	Denied for modification 5XX2018	Natural disaster forbearance 10/XX/2018	Limited	Completed Plan	FBA					No
205154208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the serrvicer to inquire on the impound amounts and types collected; the servicer also provided an insurance payment history.  Per commentary 02/XX/2018 the servicer received correspondence from the borrower that advised the borrower was in a facility for the past 3 months and would be there for an additional 3 and does not have access to the account in order to make the payment.  The loan was reinstated on 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	661.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		110.46	88.56	170.15	127.62	1	1	1	4	000000006654321000000000000000000000	Yes	No	Incarceration	Resolved		No	No	Yes	3/XX/2009	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092445	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower stated is trying to bring loan current and made a payment in the amount of 1924.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	1542.46	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	23	2	3	2	111111111111111111110000111004433322	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	4/XX/2012	12/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149036	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower was contacted 11/XX/16 who stated was not interested in assistance and wanted to make the Nov. payment.  He paid $692.51 by phone, and lender waived the phone pay fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the property was located in a natural disaster area.	Yes	0	XXX	5.375	400.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 08/2016.	100	100	100	100	2	1	1	4	000000000000000000000010000006554321	No	No	N/A	N/A		No	No	Yes	2/XX/2009	12/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	modification	8/XX/2016	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 08/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205151417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  collection call - moved September 2017 payment to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05XX2017 and there is no evidence of reaffirmation.  Ch 13, Case # XXX was filed on 06/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	225.98	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		100	100	101.78	103.67	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	4/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called to speak with the borrower and borrower advised agent he only speaks to assigned CRM and declined to speak with agent on the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Updated file review-12/XX/2018-Notes & Dates already in file are still the most recent information that was made available by servicer. No new updates available.	Yes	0	XXX	4.875	952.57	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	108.33	4	1	0	0	000000002111100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2009	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	194.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2011	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower contacted the servicer to see why account was showing a partial payment; servicer advised the account had not been analyzed, servicer completed task and ordered monthly statement.  The borrower has been 30 days delinquent since 12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: No change in loan status.	Yes	30	XXX	4.625	609.04	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	13	0	0	0	111111111111100000000000000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	12/XX/2015	12/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205149064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower to inquiry on the payment, the borrower made a payment, the servicer advised the borrower of long and short term options. Per commentary 08/XX/2018 the borrower stated the property is listed for sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	546.72	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	107.24	2	1	1	7	000000001000766665432100000000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2009	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed	Limited	Completed Plan	Non-HAMP					No
205092458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to make a payment for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1915.25	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		136.03	118.02	112.01	100.67	0	4	2	7	000000000000000000000008887654332222	No	No	N/A	N/A		No	No	Yes	2/XX/2009	9/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092474	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2015.  Frontier review bankruptcy payment processed 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	1225.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	1	1	18	000000000000000055554445444445554432	No	No	N/A	N/A		No	No	Yes	11/XX/2003	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205149070	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	612.76	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154220	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	288.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.7	105.62	105.57	105.55	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and was advised of the total amount due.  They gave authorization to their child and stated they had received a letter from their insurance company stating payment has not yet been received.  They call was then transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	905.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	108.33	7	1	1	1	000000111100101000043210000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2009	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		The borrower was denied for a non-HAMP loan modification on 07/XX/2017.	Limited	Removed Plan	Non-HAMP					No
205153035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	359.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2012	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148427	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  Active chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	1391.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205151396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a payment in amount of $850.00 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX/  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2017.  A motion for relief was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	848.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.15	100.07	144.49	116.7	4	3	1	2	000000004432212111000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2009	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to advised the payment will not be made until the 7th of the month. The agent advised there is a 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	596.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	110.95	94.28	2	1	1	6	000000555544321000100000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2009	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205149065	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	631.53	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205149077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower confirmed that XX received the perm docs and has returned them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	564.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	166.67	134.16	124.77	5	4	2	10	000000499877765433212221111000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2009	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification option attempted	Limited	Completed Plan	Non-HAMP					No
205151400	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	599.55	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.08	100.08	100.08	100.08	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	9XX2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151456	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in and wanted to discuss letter they received concerning bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Retouch review : updated most recent comment date and Last borrower contact date and borrowers contact comment.	Yes	Bankruptcy	XXX	4.625	768.37	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 09/2016. Verified the cash velocity for the months of 11/2016 and 09/2017 - 12/2017 as accurate due to principal curtailment.	100	100	100	100	7	1	1	0	000000000000000000001001100032111100	No	No	N/A	N/A		No	No	Yes	5/XX/2009	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 09/XX/2016.	Limited	Completed Plan	Non-HAMP					Yes	Active	10/XX/2018
205092429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower, was advised that that was declined for a retention options. The borrower was offered liquidation, explained the benefits of short sale or deed in lieu. Per comments, borrower was approved for the hardest hit funds and would make payments until April of the following year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	903.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	120.06	168.93	126.7	10	2	1	2	000000000543212111111000000100100001	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower scheduled a payment for $499.41 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	414.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment payments.	100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147711	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	618.2	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	6/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		Yes	Active	11XX2018
205151453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1232.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	1	0	0	0	000000000100000000000000000000000000	Yes	No	Unable to Contact Borrower	UTD		No	No	Yes	6/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205092522	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to discuss status of mediation. Servicer advised that loss mitigation is in review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	573.49	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	5	7	0	0	000000001011000000000010022222221000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2009	12/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	modification	5/XX/2017	MOD	Yes	No	Yes	modification	No		Loan was modified 05/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active	9XX2018
205151426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower stated would make payment by 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	860.51	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	100	100	12	6	0	0	000000000000000001101111111122122122	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205151512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2013.	Yes	0	XXX	4.25	1333.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151529	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	812.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.5	100.11	120.77	3	3	5	3	000000000004443333211232100000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2009	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					Yes	Active	6/XX/2015
205092535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was called and advised of the total amount due and that the mod documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1630.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.17	83.61	7	2	3	3	000000044433211111100321000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2008	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower applied for a modification and was approved.	Limited	Completed Plan	Non-HAMP					No
205151514	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11XX2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area 5/XX/18 - 8/XX/18 for severe storms and flooding disaster. no property damage was noted. The loan is in bankruptcy, but the borrower is making payments through the bankruptcy trustee and the loan was due for the 10/XX/18 payment as of 9/XX/18.	Yes	Bankruptcy	XXX	4.5	347.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	144.44	108.33	1	1	1	2	000000005432100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205151397	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called on 6/XX/18 and ordered a full payment history, and wanted all foreclosure fees to be explained.  Loan was paid current and reinstated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower cured the delinquency and reinstated loan with a $20,000 payment.  She stated she kept getting statements, and that she is not in bankruptcy.  She stated that she may need to get in to a legal battle.  Servicer called payment research during the call and was advised that funds went in to regular payment for May.  Servicer then got customer service to mail Borrower the fees due balance breakdown.  Servicer advised Borrower turnaround was 3 days and then it is mailed.  Borrower had wanted to know how payment was applied.  Lender sent Borrower letter 6/XX/18 and there has been no contact since.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2018.  Case dismissed without prejudice.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1711	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.03	100.02	100.01	141.67	2	2	2	4	000000001076543322100000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2010	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	Yes	No	No			No																		No
205151459	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	1280.02	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		100	116.67	104.33	160.26	4	1	1	16	000000088898999999876543210001000011	Yes	No	Curtailment of Income	Temporary		No	No	Yes	7/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The account was modified on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					Yes	Performing Under Plan	9/XX/2018
205149074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to discuss post petition payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	588.31	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	118.27	97.04	1	1	2	5	000000055554332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2009	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to inquire about loan status. Agent advised borrower of late charges, fees and amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.  A motion for relief was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	582.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	99.53	12	0	0	0	000000000000000111110001111111000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	2067.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	227.47	179.32	14	1	2	1	000000000433211111111110001101010000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower spoke to the servicer and was provided with insurance payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	779.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	5/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The loan status is delinquent, due for 09/XX/2018 payment. On 12/XX/2016 the servicer contacted the borrower regarding payment, the borrower stated the payment will be made but did not provide a date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1772.62	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	29	0	0	0	111111111100011111111111111111110000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	9/XX/2015	1/XX/2019	Yes	12/XX/2016	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205151437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An authorized third party asked why the payment had not been applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1545.29	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	8	0	0	0	000000011111000000110000001000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2009	10/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in for 1098 information and was transferred to customer service for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	528.99	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		100	100	100	91.67	1	1	3	5	000000000000000000000037654433210000	No	No	N/A	N/A		No	No	Yes	3/XX/2014	10/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205154254	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make payment of 795.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XXX. No property damage was cited.	Yes	0	XXX	6.125	515.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment payments.	100	100	100	125	1	1	1	2	000000000054321000000000000000000000	Yes	No	Other	Resolved		No	No	Yes	9/XX/2009	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151540	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower returning call and rep. informed borrower that permanent modification docs passed QC and account was returned to normal status. Borrower stated told by CSM that just had to send in divorce decree so could send the perm docs with new name. Rep. informed borrower how to request name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a natural disaster area due to hurricane.	Yes	0	XXX	5.375	215.86	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	120.29	141.98	106.48	11	4	1	7	000000888765432111111211221110000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2009	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification completed 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147735	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make schedule a payment for 1/XX/2019.  Does not want trail offer, will make regular payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower states that there was inaccurate information on credit report.  The account was reviewed and corrected findings were updated to the account.  The borrower called in on 09/XX/2018 stating the reporting is still incorrect and was advised a reporting adjustment is scheduled to be completed on 10/XX/2018 and is pending resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1589.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.11	88.96	103.4	1	1	1	3	000000000055432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2009	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147790	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The agent analyzed the account for the borrower, provided the monthly statement, discussed escrow shortage, explained reserve requirement, lowered reserve requirement per customer request and provided the escrow phrase.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	805.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9XX2009	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151525	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  During the 4/XX/16 outgoing call Lender advised Borrower that loan mod was complete and loan had returned to normal servicing.  Borrower promised to make an online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	2	626.29	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	2	000000000000000000000000000000000044	No	No	N/A	N/A		No	No	Yes	3/XX/2010	1/XX/2019	Yes	4/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2018
205154230	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they made a payment on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	5.25	320.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	103.46	102.66	2	6	0	0	000000002222221100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2009	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promise to pay $1,104.20 on 05/XX/2018 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	826.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	4	0	0	000000000000000002222100000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205154260	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 the borrower spoke with an agent and requested the payment and escrow breakdown, the borrower discussed the escrow overage check and the borrower requested payment history on the loan from 10/2009 - 05/2018. The agent processed the borrowers request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Based on notes from 09/XX/2017 the property is in the FEMA disaster area from XXX, 09/XX/2017. The property was not affected.	Yes	0	XXX	5.75	2431.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	11	4	1	6	000000000000009876543222211111111111	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147783	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Commentary indicates last borrower contact, discussion with borrower out of work and unable to catch up the past due payment. Borrower wants loan payment at end of loan and advised option not available by Servicer and Servicer assigned to a workout rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1242.34	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	15	0	0	0	111111111111110100000000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	4/XX/2015	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205147724	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called in and borrower requested mailing address change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.25	533.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	12/XX/2018	Yes	3/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2015
205151657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was qualified for one year of assistance through the state hardest hit funds program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1030.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.73	102.01	101.53	117.81	2	1	1	1	000000000043210010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2009	7/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified	Limited	Active Plan	Non-HAMP	5/XX/2018				No
205147723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	827.78	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2012	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Comments from 10/XX/17 indicate borrower upset due to receiving passed due notice. Servicer advised this was auto generated letter. Borrower was on a trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	308.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	100	6	2	2	2	000000000000000443232111111000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2012	1/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		Comments indicate modification completed 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205151632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made trial payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	490.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.23	89.74	92.33	1	3	5	0	000000333233221000000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2009	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Mod Start date 7/XX/18 with 368 Term	Limited	Completed Plan	HAMP					No
205147809	1	[1] Notes clearly state litigation has been resolved; resolution date is in the past	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to return a call they received.  Borrower was advised of the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  There was a CRT litigated matter in relation to the bankruptcy.  The Mortgage was not included in the bankruptcy so there should not have been bankruptcy fees associated with the account.  Matter is closed - fees were removed per court order.
LITIGATION: There is evidence of litigation on the file.  There was a CRT litigated matter in relation to the bankruptcy.  The Mortgage was not included in the bankruptcy so there should not have been bankruptcy fees associated with the account.  Matter is closed - fees were removed per court order.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	189.46	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	92.51	2	2	0	0	000000000022110000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2009	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No									Other	No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification effective 03/XX/18.	Limited	Completed Plan	Non-HAMP					No
205151628	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1169.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205151667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	841.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	2	000000000000000000000005432100000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Agent advised that the permanent modification documents were on the way and do not have to be notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	368.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	4	0	0	000000000000022221000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	9/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan has been modified	Limited	Completed Plan	Non-HAMP					No
205151683	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer called and upset at the late fees on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	373.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	2	2	2	000000000000000000000000000044332211	No	No	N/A	N/A		No	No	Yes	11/XX/2009	1/XX/2019	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147812	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment and wanted to know if payments could be made on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3	513.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.29	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	12/XX/2009	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			Genworth		No			No	No			No																		Yes	Active	10/XX/2018
205151651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment with late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1210.31	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2014	8/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152460	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The loan status is current and performing. On 02/XX/2018 the borrower made a phone payment in the amount of $1019.49, and discussed the systematic issues of the auto draft pay plan, the borrower will discuss with his bank and re-enroll after account unable to locate issue is resolved with bank. From 10/XX/2017 through 02/XX/2018 the borrower spoke with the servicer regarding payment plan auto draft issues, the borrower made phone payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XXX. No property damage was cited.	Yes	0	XXX	5.875	641.82	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.68	111.12	116.67	13	0	0	0	000000000000100111111111111000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092514	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 02/XX/2018 indicated a FEMA disaster hold was removed.	Yes	30	XXX	3	1276.68	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	116.67	122.22	108.33	7	8	2	0	111111223322222210000000000000000000	Yes	Yes	Unemployment	Temporary	Moderate	No	No	Yes	3/XX/2012	12/XX/2018	No		No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Went over payment posting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: borrower is current with payments.	Yes	0	XXX	4.625	840.34	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower was contacted 8/XX/16 to ask for a payment which the borrower could not yet make.  The borrower was advised a workout is not guaranteed and might negatively impact his credit history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1368.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.05	100.04	100.03	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	7/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092574	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  Called borrower advised signed permanent modification documents received. June payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 3/XX/2018: Property was impacted by XXX 9/XX/2017	Yes	0	XXX	5.125	787.04	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.54	100.35	2	3	3	0	000000003332221001000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	6/XX/2013	1/XX/2019	Yes	5XX2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 5/XX/2018	Limited	Completed Plan	Non-HAMP					No
205148099	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Talked to the borrower and Rep advised that it appears the account is coming out of the courts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.75	525.07	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	103.37	13	2	1	5	000000000000000266554321111111111111	No	No	N/A	N/A		No	No	Yes	9/XX/2015	1/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 9/XX/2017	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2015
205151643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and stated they were making the regular payment for December by mail on 1/XX/18. the borrower stated they had been behind due to being in the hospital. The borrower also stated that the January payment would be made in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	729.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.04	100.02	111.12	108.34	5	3	1	2	000000000122100100054321100000000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2010	8/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147852	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contacted Lender for loan status. Lender provided principal balance information,payment received/next due information,provided current interest rate,and provided escrow balance. Loan is currently due for 10/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	918.41	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		118.45	113.63	109.1	106.98	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205092567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower called in and spoke with an agent to process a phone payment in the amount of $811.99 effective that day. The borrower wanted to know why they wouldn't allow the phone payment to be processed without a fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2017.  The first legal was completed 04/XX/2017.  Service was completed 07/XX/2017.  Judgment was entered 10/XX/2017.  The next projected foreclosure step is sale.  Loan was reinstated
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	523.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	255.56	208.33	1	1	1	16	000000099999999999876543210000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2010	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151663	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 01/XX/2018, no evidence of damages	Yes	30	XXX	5.375	1769.51	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	28	0	0	0	111111111111110110000000111111111111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	10/XX/2015	12/XX/2018	Yes	10/XX/2015	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148095	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  customer called to make payment, 2-3 day waiting period.online payment made. Account not reflecting modification yet waiting for balloon modification paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 06/XX/2018 reflects that the property was located in a 2017 hurricane disaster area.	Yes	0	XXX	5.375	784.33	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 05/2018.	100	100	101.41	92.75	2	2	4	0	000000003333221000100000000000000000	Yes	No	Other	Resolved		No	No	Yes	3/XX/2010	1/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		The disaster forbearance ended in 11/2017. The modification was finalized on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a change to the insurance carrier and provided the fax number to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10XX2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	556.29	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	0	0	1	1	000000000000000000000000000000000043	No	No	N/A	N/A		No	No	Yes	3/XX/2010	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was completed on 3/XX/2016	Limited	Completed Plan	Non-HAMP					No
205151738	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called and gave 24 hour access authorization to spouse to complete pay by phone for $1029.32  dated for 1/XX/2018  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	615.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	6	0	0	000000000000000000012222221000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2013	1/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205147817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was calling regarding a letter they had received about modification.  They were advised it had been sent in error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	234.93	XXX	2/XX/2019	1/XX/2019	11/XX/2018	12/XX/2018		66.67	126.92	193.2	144.9	1	1	1	8	000000000998876543210000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	3/XX/2010	10/XX/2018	Yes	5/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower completed a non-HAMP loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205092586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding payment on the account and if there would be a late charge. Servicer advised as long as they received the payment by the 16th no late charge would be processed. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1121.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.94	102.97	135.31	126.49	2	5	10	1	000000002334333333322132210000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2010	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151746	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 Borrower advised they sent $4000 on Monday which should address the arrearage. Borrower is now current. Borrower is in the house and plans to remain there. Borrower was interested in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.25	647.73	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		100	116.67	111.11	100	4	1	1	1	000000000000043210000111000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	12/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205148090	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called the servicer and update their contact information.  They enrolled in a payplan account and setup a draft date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in FEMA disaster area due to a hurricane as of 9/XX/17.	Yes	0	XXX	4.75	325.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		115.38	115.38	115.38	116.12	2	2	0	0	000000000000221100000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	1/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 01/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147861	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was on 06/XX/2018 to discuss the receipt of the mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1364.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	102.95	93.88	1	3	3	0	000000003332221000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2010	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205147818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower promised to pay $1315.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1016	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	6/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151765	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in and was provided of NACHA Disclosure. Agent processed EPP and provided confirmation number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	744.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	106.25	107.2	1	1	1	3	000000000444321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205092576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was informed of approval for trial payments and informed of the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1278.15	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	88.89	113.81	3	1	1	5	000000000066654321100000001000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2010	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Approved for trial mod on 11/XX/17, and approved permanent mod on 2/XX/18	Limited	Completed Plan	Non-HAMP					No
205147826	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower verified their information and stated they had received another set of modification paperwork.  They were advised this set had corrections and were advised to sign and return the paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXX on 08/XX/2017. The borrower qualified for a 3 month forbearance due to the disaster. The property sustained damages due to flooding and a new roof. These damages have been repaired.	Yes	0	XXX	5.5	422.44	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 07/2018.	100	105.57	103.71	102.78	2	1	8	0	000000333333332110000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2010	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	8/XX/2018	MOD	Yes	No	Yes	modification	No		The borrower completed a 3 month forbearance on 12/XX/2017. A modification was later finalized on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205148094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  borrower contact in regards to follow up on two accounts with lender.  Borrower made payment by phone and inquired about setting up auto payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	905.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	112.19	108.31	81.23	1	1	1	4	000000555432100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151752	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  EPP payment was processed and a confirmation number was provided for the transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	758.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	1/XX/2019
205151782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Servicer confirmed insurance information was received and has been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	643.85	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	100	100	3	1	0	0	000000000000002111000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2011	6/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	11/XX/2017	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205148202	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and wanted to confirm the mailing address to send the modification agreement back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area due to XXX on 08/XX/2017. No property damages were reported.	Yes	0	XXX	4.75	607.51	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	108.2	105.47	104.1	21	1	7	1	000000333334332111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2005	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Modification in 2018	Limited	Completed Plan	Non-HAMP					No
205151767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The agent advised the borrower that the permanent loan modification was received on 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1043.08	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	8	2	0	0	000000000000011110001121210000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2010	8/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 12/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205147869	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called into make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area. No property damage was reported.	Yes	0	XXX	4.875	456.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment payments.	105.97	105.97	105.52	87.48	1	1	2	4	000000055543321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2010	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		loan modified 06/XX/2018. A special disaster forbearance from 10/XX/2017 - 12/XX/2017 was completed.	Limited	Completed Plan	Non-HAMP					No
205151760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower stated not interested in getting a mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	237.17	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	108.33	5	4	2	4	000000000000100100100000545432322121	No	No	N/A	N/A		No	No	Yes	6/XX/2010	10/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018.  Account inquiry.  Property owner occupied.  Advised total amount due.  Discussed work out option.  Asked for payment.  Promise to pay $540.71 on 11/XX/2018.  Offer long term and short term option.  Borrower advised payment was made on 11/XX/2018 for $540.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	314.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	114.07	85.55	3	2	4	9	000000088876543332100005432110000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	2/XX/2012	11/XX/2018	Yes	11/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		07/XX/2018: borrower was advised that the loan modification was completed and sent back for normal servicing. Borrower scheduled first new payment in the amount of $541.71 for 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made payment in the amount of $852.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	686.55	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		104.6	86.78	158.62	127.3	5	3	2	3	000000006543322211010010100000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2010	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151784	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/2018 Borrower accepted a promise to pay $3010.01 on 9/XX/2018 via the Web. On 5/XX/2018 Borrower inquired about the modification status and the extension of ten months. Servicer explained it was extended due to XXX. Servicer explained the terms of the permanent modification, the modification documents, and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	4.75	2067.35	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	114.93	102.98	1	1	1	6	000000045554432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2010	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 6/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205151819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower wanted to know if he could make the past due payment in 2 payments. Borrower was advised that due to the fcl, the borrower would need to pay it in one payment. Borrower indicated that he will make the reinstatement payment on October first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	975.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.06	100.06	100.04	108.49	6	1	2	6	000000000001100000000077665433211110	Yes	No	UTD	UTD		No	No	Yes	7/XX/2010	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205151852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	294.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2014	9/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  07/XX/18: Borrower promised to pay $1526.70 effective 11/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	991.65	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	19	1	1	3	111111111111111000000055432111000001	Yes	Yes	Curtailment of Income	Permanent	Weak	No	No	Yes	9/XX/2010	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification completed 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205151842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment in the amount of $294.71 effective 05/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.  A motion for relief was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	254.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	125	11	5	3	2	000000000054333222221111111100001011	Yes	No	UTD	UTD		No	No	Yes	9/XX/2010	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss their insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	523.81	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	155.56	133.34	4	4	4	3	000000015443333222211100000000000000	Yes	No	UTD	UTD		No	No	Yes	10XX2010	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147892	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer and was unable to verify all of information needed to speak on the account.  They stated they will visit their local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: On 3/XX/18 the servicer notes that the property is in a FEMA zone and not damaged.	Yes	0	XXX	5.5	1970.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	135.86	126.89	0	29	0	0	000000022222222222222222222222222222	Yes	No	UTD	UTD		No	No	Yes	10/XX/2010	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  05/XX/2016: Borrower called to see if reinstatement was ready so that they could fax it to their attorney.  Servicer advised would be ready within 7 business days and would be good thru 06/XX/2016; cashiers check or money order acceptable, no personal or business checks allowed for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1405.05	XXX	3/XX/2019	2/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	116.67	0	0	1	4	000000000000000000000000000000065443	No	No	N/A	N/A		No	No	Yes	11/XX/2010	12/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		06/XX/2016: notice of exit from case management: customer decisioned and not eligible for modification as borrower reinstated.	Limited	Removed Plan	Non-HAMP					No
205151858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in and made commitment to pay $8063.90 on 5/XX/2018 by overnight mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	647.89	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	144.44	125	7	5	4	2	000000005433322211001010000000322111	Yes	No	UTD	UTD		No	No	Yes	10/XX/2010	9/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151810	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from executor of estate, inquiring if written letter can be sent stating home is not in foreclosure  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Retouch review: updated most recent date only. Keyword tab requires no updates	Yes	0	XXX	4.5	706.83	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	175	1	0	1	6	000000000009876543100000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2009	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower verified their information and confirmed the servicer had received the modification documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	903.33	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	114.92	117.82	4	2	4	2	000000044333322100000000011100000000	Yes	No	UTD	UTD		No	No	Yes	1/XX/2011	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6XX2018	MOD	Yes	No	Yes	Modification	No		The borrower completed a non-HAMP loan modification on 6XX2018.	Limited	Completed Plan	Non-HAMP					No
205151893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower called in for loan status and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1517.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.01	100	92.84	92.91	6	1	3	1	000000004333211110000001100000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	9/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Comments show the borrower modified their loan and have kept loan current.	Limited	Active Plan	Non-HAMP					No
205151933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Provided principal balance information, payment received, next due information provided, current interest rate and escrow balance provided. Loan is currently due for 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	616.03	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	2	2	1	0	000000000000000000000000000003221100	No	No	N/A	N/A		No	No	Yes	1/XX/2011	1/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan was modified in September 2016	Limited	Completed Plan	Non-HAMP					No
205092640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Rep. spoke with borrower and provided status update that forbearance plan that was active Sept-Dec. of 2017 has ended that there is no letter on file indicating borrower is on a payment plan. Rep. confirmed received last two payment and borrower stated will call back once copy of letter is obtained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	4.5	372.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.8	100.4	120.83	107.32	1	1	1	5	000000004555432100000000000000000000	Yes	No	Casualty Loss	UTD		No	No	Yes	10/XX/2011	1/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Mod	Limited	Completed Plan	HAMP					No
205151876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Comments show borrower called regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	975.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 09/2017. Verified the cash velocity for the review period as accurate due to principal curtailment payments. Verified the cash velocity for the month of 11/2016 as accurate due to a principal curtailment reversal and reapplication.	100	100	100	100	1	4	0	0	000000000000000022221000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	9/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		Comments show the borrower modified their loan and have kept loan current.	Limited	Completed Plan	Non-HAMP					No
205147903	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised representative of commitment to mail payment for $770.69 on 7/XX/2018. The borrower was advised of long and short term assistance options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2012.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower requested a copy of the payment history. Borrower disputed payment on 10/XX/2016 and stated that sent two checks to the servicer. Check number: XXX in the amount of $808, and check number: XXX in the amount of $807.35. The servicer stated that was in receipt of check: XXX  and suggested that borrower contacts the bank about the missing check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	384.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	100	100.39	26	0	0	0	000001111000001111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	4/XX/2011	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2015	No		No	No	N/A		No				Yes	Still Being Paid			MGIC		Yes	No	N/A	No	No			No																		No
205151943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated they were aware of the foreclosure status and were calling for reinstatement information. A letter was faxed to the branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	491.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	133.33	4	1	1	3	000000000065432111000000100000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2011	9/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205092649	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called back advised call was to touch base advised mod has been completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1234.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		108.1	108.1	107.2	107.76	1	5	4	1	000000000000043333222221000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2011	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205147934	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower concerning the modification decline letter, representative went over decline reasons.However borrower is current and no longer interested in modification or short sale.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	555.45	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2014	1/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan has entered a MOD.	Limited	Completed Plan	Non-HAMP					No
205151945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower was advised of total amount due, and she wanted to know when she would get a modification offer. Agent advised that assistance is not guaranteed but informed that there would be a follow up every 3-5 business days. Agent attempted to provide contact information and office hours. Agent then advised borrower of mod terms and stated that if in agreement to sign/date and return by 12-XX-17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	533.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	4	0	0	000000000000022221000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	8/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151934	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower made contact regarding status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2018.  .
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	1115.24	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.63	92.2	1	1	2	3	000000000545332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Comments show loan was modified 04/XX/2018.	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205151944	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The co-borrower called in to inquire about how to tax form figures.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Taxes not paid on 03/XX/2018 due to reject code 7005.

				Retouch review : updated most recent comment date only. Keyword tab required no changes	Yes	0	XXX	5	1130.01	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	133.33	4	1	1	3	000000000065432111000000100000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2011	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower requested to make a modified payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	872.26	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	134.39	135.95	118.7	1	2	3	2	000000023443321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2011	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 6/XX/2018	Limited	Completed Plan	Non-HAMP					No
205151998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary indicates last borrower contact inbound call servicer discussed repayment plan that borrower was set up on and stated that he made a mistake in the first payment that he sent over which cancelled the plan. Customer accepted plan beginning on 5/XX/18 for $1,415.55 with plan ending 7/XX/18 for $1,415.55 payment. Servicer advised of late fees and credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	990.76	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment payments.	100	122.45	114.97	111.23	7	0	0	0	000000111111100000000000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	6/XX/2011	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	repayment plan	7/XX/2018	RPP	Yes	No	Yes	repayment plan	No		The three month repayment plan for payments of $1,415.55 from 05/XX/2018 - 07/2018 was completed on 07/XX/2018.	Limited	Completed Plan	FBA					No
205147913	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer advised on the total amount due and provided representative's contact information along with office hours if further assistance needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower reported a credit dispute on the account. The servicer responded and a credit adjustment was requested and completed on 06/XX/18. The servicer provided  an explanation of debits and credits along with fees due on the account to the customer 07/XX/18. On 07/XX/18,  indication that no errors were found on the account and a letter was sent to the borrower with findings/explanation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	535.22	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	103.19	112.8	84.6	1	1	1	3	000000055432100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6XX2011	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					Yes	No	N/A	No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 7/XX/2018	Limited	Completed Plan	Non-HAMP					No
205152025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to customer service and was provided with NACHA Disclosure. Agent processed EPP payment and provided confirmation number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	447.67	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.48	100.24	100.16	100.12	10	1	0	0	000000000000000100111021110000000111	No	No	N/A	N/A		No	No	Yes	7/XX/2011	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152012	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized 3rd party called in to make payment iao 1215.59  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	707.55	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	91.67	10	2	2	1	111111111000000043322100000000000000	Yes	Yes	Death of Mortgagor	Permanent	Moderate	No	No	Yes	8/XX/2011	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called t follow up on the modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	1489.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.25	111.95	92.29	2	1	5	2	000003333443211000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2011	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 spoke to the borrower promised to pay $2292.02 on 11/XX/2017 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: After cut off date dispute received on 01/XX/2019 regarding credit reporting.	Yes	0	XXX	4.5	1299.88	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	4	000000000000000000000055543210000000	No	No	N/A	N/A		No	No	Yes	11/XX/2011	1/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Loss mitigation ended when loan modification completed.	Limited	Completed Plan	Non-HAMP					No
205152038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower was asked for payment and stated they will pay on the XX. Property is owner occupied. Advised of long and short term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	564.43	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	111.11	106.66	3	4	0	0	000000000000222211100000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	6/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147964	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	308.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	122.22	100	4	1	0	0	000000000211000000010001000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2011	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205147965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in payment for $9,157.32 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The borrower previously filed a chapter 7 on 05/XX/2017 (case number XXX) which was discharged on 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1959.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	133.33	2	9	4	2	000000000024433332222222211000000000	Yes	No	Marital Difficulties	UTD		No	No	Yes	1/XX/2012	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The loan status is current and performing. On 08/XX/2017 the borrower called to request auto draft for his payments. On 08XX2018 the servicer advised the borrower the account was completed in loss mitigation and returning to normal servicing. On 08/XX/2018 the account noted, the signed, permanent Loan Modification documents have been received by the Bank. On 02/XX/2017 the loan was approved for a Trial modification. From 12/XX/2016 through 02/XX/2017 the borrower applied for financial assistance (loan modification) and made payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	436.41	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		134.16	100.41	100.28	100.21	5	0	0	0	000000000000000001111100000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		On 08/XX/2018 the account noted, the signed, permanent Loan Modification documents have been received by the Bank. On 02/XX/2017 the loan was approved for a Trial modification.	Limited	Completed Plan	Non-HAMP					No
205152045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1377.68	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		102.39	104.71	104.92	104.66	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2012	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147969	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer to discuss the payment posting and loan information; the servicer submitted a request to remove late fees and deduct from principal balance per borrower request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrowers attorney sent correspondence to the servicer requesting a letter in writing that borrower is current and request for an additional payment was in error to avoid litigation or other actions on 11/XX/2016.  The servicer performed research and responded to the dispute and adjusted the account accordingly, dispute was closed/resolved/
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	704.91	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	112.06	109.05	24	0	0	1	000000000111111111111111191111111100	Yes	No	UTD	UTD		No	No	Yes	2/XX/2012	10/XX/2018	Yes	4/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Modification	1/XX/2016	MOD	Yes	No	Yes	Modification	No		Borrower submitted financials for the modification review then opted out and was removed from the review process	Limited	Removed Plan	Non-HAMP					No
205152057	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018, the borrower called in and processed a phone payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	388.47	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	116.67	111.11	100	8	4	3	2	000001111110005433322221100000000000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2012	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No		A modification was completed 11/XX/2017.	Limited	Completed Plan	HAMP					No
205147967	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a payment.  The payment was posted and confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.125	827.62	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	91.67	3	1	1	10	000000000000066666655543211010000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	5XX2017	MOD	Yes	No	Yes	modification	No		Loan was modified 5XX17	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205152060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The loan was over 120 days late in the past 12 months due to a curtailment in income.  Borrower has since received a raise. The loan was in foreclosure but was reinstated on 4/XX/18.  A Flex modification package was sent to the borrower but documents were never returned and has expired.  Limited contacts during the review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	587.28	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		100	100	155.56	116.67	1	1	1	2	000000000543210000000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	2/XX/2012	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Lender contacted borrower to advise that new loan modification documents would be sent to them to execute due to them making a lump sum payment toward principal. Loan is currently due for 11/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1043.01	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100.09	100.25	100.57	100.44	4	5	1	0	000000002223221000000000110100000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2012	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modified in September 2018	Limited	Completed Plan	Non-HAMP					No
205152082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised had not received the permanent modification documents. The agent resent via FEDEX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	394.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		107.64	103.82	110.41	82.81	1	1	1	7	000000099876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2012	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 6/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152064	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Last contact with the borrower they stated will pay on 09/XX/2018 by bill pay. Borrower was advised of short sale long term options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 10/XX/2018 - 12/XX/2018 There is no contact with Borrower in the Collection comments. There is no comments on a deceased Borrower.	Yes	0	XXX	4.875	749.64	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	5	0	0	0	000000000000000000000001111100000000	No	No	N/A	N/A		No	No	Yes	5/XX/2012	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was advised of total amount due during most recent contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	845.05	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.02	100.01	100.01	5	0	0	0	000000000000000000000011111000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2012	9/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Commentary indicates signed documents were received for approved modification.	Limited	Completed Plan	Non-HAMP					No
205152111	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Natural Disaster Area (XXX in September 2017). No property damages were reported.	Yes	0	XXX	4.25	775.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	1	2	3	000000000000044433211001000000000010	No	No	N/A	N/A		No	No	Yes	7/XX/2012	1/XX/2019	Yes	8/XX/2018	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Streamline Modification, effective date 12/XX/2017	Limited	Completed Plan	Non-HAMP					No
205152131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BORROWER WAS ADVISED OF AMOUNT OF PHONE FEE & LATE CHARGES. EPP PAYMENT OF $1436.86 WAS PROCESSED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1296.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	102.36	1	1	1	3	000000000055432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2012	9/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower contact in regards to making payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	880.9	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	3	2	1	3	000000000000000004443211210000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152153	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower wad provided payment and an escrow breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Prior chapter 7 bankruptcy was filed 05/XX/2016 under case number 16-14283 was dismissed 06/XX/2016 and case was closed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments after review period: The chapter 13 bankruptcy case was dismissed 10/XX/2018 and case was terminated 10/XX/2018.	Yes	Bankruptcy	XXX	3.5	602.34	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2012	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	9/XX/2018
205148008	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Lender contacted borrower to request payment and discuss long term and short term options.  Loan is due for 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Texas XXX (DR-4332). Incident period: August XX, 2017 to September 15, 2017. Major Disaster Declaration declared on August XX, 2017.	Yes	0	XXX	4.875	936.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	101.06	92.47	1	1	2	4	000000044443321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2012	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 5/XX/2017, the borrower called to schedule their first permanent modification payment and will also fill out the proper paper work to have his mortgage payment automatically withdrawn from their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1348.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	3	1	3	000000000000000000000554322210000000	No	No	N/A	N/A		No	No	Yes	8/XX/2012	3/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		A modification was completed 4/XX/2017.	Limited	Completed Plan	HAMP					No
205152106	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  the borrower called in on 3/XX/18 to get assistance with the log in information for the banking website. The agent gave assistance notice and the borrower said they were not interested in a modification at this time, and that they had modified the mortgage in the past.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: the property was located in FEMA disaster area for XXX in 9/2017, no property damage was noted. Comments indicate borrower 1 passed away and borrower 2 remains on loan and in the property.	Yes	0	XXX	4.625	851.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the months of 10/2015 and 11/2015 as accurate due to principal curtailment.	100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2012	12/XX/2018	Yes	3/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205147983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to customer service for assistance with logging in to on line banking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	538.66	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.08	100.05	100.05	1	1	1	7	000000000000000000099876543210000000	No	No	N/A	N/A		No	No	Yes	8/XX/2012	8/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower began modification review on 11/XX/2016. Loan was modified 06/XX/2017 advancing due date from 10/XX/2016 to 07/XX/2017	Limited	Completed Plan	Non-HAMP					No
205152125	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in returning servicer's call. The agent advised that the permanent documents and borrower stated received it and will return by the due date. The agent advised borrower to sign and return all copies. The borrower was advised that once recorded a copy will be sent for their records.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a natural disaster area due to XXX noted on 09/XX/2017.	Yes	0	XXX	4.125	339.25	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	119.57	113.05	109.79	1	1	8	0	000000333333332100000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2015	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152132	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Note dated 12/XX/2017 indicates a FEMA hold.	Yes	Bankruptcy	XXX	4.625	359.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2012	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205152185	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to speak with payment research department and the call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a natural disaster area due to XXX in 09/2017.	Yes	0	XXX	4.375	1066.43	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	87.07	91.41	93.59	1	1	7	1	000003333343321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	8/XX/2012	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152117	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 The borrower called to confirm payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is FEMA declared disaster for XXX.	Yes	0	XXX	4.5	868.65	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.58	89.27	92.12	0	1	9	0	000003333333332000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2012	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Reduced balance and extended maturity.	Limited	Completed Plan	Non-HAMP					No
205148000	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment and was provided a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Loan was current at time of filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	289.71	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		66.67	100	104.63	98.48	1	1	1	8	000000088777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205152199	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 to update their contact information. The call was transferred to "Special Loans" queue; no further information was provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	584.39	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	0	0	0	000000000000000000000000000000000011	No	No	N/A	N/A		No	No	Yes	10/XX/2012	9/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The account was modified on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205152184	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  09/XX/2017: Borrower called, verified property is owner occupied.  Servicer asked for payment. Borrower expressed dissatisfaction regarding escrow. Borrower made payment in the amount of $434.70 & inquired about escrow shortage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Notation circa Dec 2013 refers to required death certificate not received. The notes do not indicate of the deceased is a borrower or not. The only subsequent notes are concerning the death certificate not being received. Notes do not reference or indicate probate, executor information, etc...	Yes	0	XXX	4.625	418.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000010000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2013	12/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		09/XX/2017: the terms of the modification have been updated to the system & account has returned to normal servicing	Limited	Removed Plan	Non-HAMP					No
205152155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke with borrower confirmed the monthly payment and advised the account has a 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1054.52	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	5	0	0	0	000000000000000111110000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2015	9/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205152157	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	869.14	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.01	100.01	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2013	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205148030	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to inquire about the pending modification documentation. The servicing agent informed the borrower that the document were received on 10/XX/2018 and to allow time for review to be completed. The borrower also requested a credit correction and was advised submitted to credit escalation for 90 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	387.68	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		149.87	124.94	116.62	104.14	1	1	1	9	000444444444321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2012	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	12/XX/2018
205148022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Comments show borrower called in and discussed status and payment. Servicer went over payments due to modification due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	195.2	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	3	000000000000000000045432100000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	9/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		Comments show the loan was modified and the borrower has kept loan current.	Limited	Completed Plan	Non-HAMP					No
205152240	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXX 09/2017); no damage reported.	Yes	0	XXX	4.125	1498.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	7	000000000000000788765432100000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205152213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Called the borrower who promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	518.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.61	124.36	109.94	4	2	1	0	000000011232110000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2012	9/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205092666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The third party on the account called in to inquire about insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword Search Completed

				The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.	Yes	0	XXX	4.25	515.5	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		105.05	105.05	93.1	94.91	9	6	7	0	000000003333332321111012222100000111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	1XX2013	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205148036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower spoke with an agent regarding the escrow on the account. The borrower inquired if the escrow was impounded. The agent advised the borrower that the escrow was included on the monthly obligation and that borrower can view that on monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	181.94	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	101.91	5	3	1	0	000000000000022321000000101110000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower completed loan modification.	Limited	Completed Plan	Non-HAMP					No
205152226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer spoke to the borrower and took a payment.  The servicer provided the NACHA disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1097.97	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	100	91.67	1	3	0	0	000000000000022210000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2013	10/XX/2018	Yes	6/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification completed on 12/XX/17	Limited	Completed Plan	Non-HAMP					No
205148051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	2523.23	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	91.91	68.93	1	1	1	5	000000077654321000000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	3/XX/2013	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification is completed and loan is currently performing	Limited	Completed Plan	Non-HAMP					No
205148054	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018 the borrower spoke to an agent and stated that the reason for default was short term. The borrower stated the payment increased due to insurance. The borrower stated had purchased and is paying own insurance and is disputing the increase. The borrower was sent over to customer service for assistance. The borrower spoke to the customer service agent regarding the lender placed insurance and advised the borrower to obtain insurance and submit proof of it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a request for their credit reporting. The borrowers request did not have dates of specific time periods to review. The agents submitted a request for more information. There has been no more contact with the borrower regarding this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	608.24	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		184.48	168.04	157.08	174.34	5	1	1	2	000000000001111000005432100000000000	Yes	No	Other	Temporary		No	No	Yes	4/XX/2013	10/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		Yes	4/XX/2017	No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205148059	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to confirm permanent modification documents were received. Servicer advised modification is in process of being completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	390.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Velocity verified correct	100	100	100	113.03	1	4	0	0	000000000002222100000000000000000000	Yes	No	Death of Secondary Borrower	Permanent		No	No	Yes	9/XX/2015	12/XX/2018	Yes	2/XX/2018	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	2/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 02/XX/2018.	Limited	Completed Plan	Non-HAMP					Yes	Active	12/XX/2018
205152302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Servicing agent called borrower and borrower stated was at work and needed to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	987.04	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205152319	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower processed a payment and was provided the National Automated Clearing House Association disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.  FEMA hold for wildfires expires 2/XX/19
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX, Flooding, Mud flows and Debris flows (DR-4353) Start 01/XX/2018 Expired 04/XX/2018	Yes	Bankruptcy	XXX	3.875	704.87	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205152317	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called sent half of a payment last week advised payment received. Borrower advised sending in documents for payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1079.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2013	12/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2015	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 12/XX/2015.	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205152341	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Provided principal balance information. Current interest rate provided. Provided escrow balance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  Prior Chapter 7 Filed: 06/XX/2014 as Case Number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	1012.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	10	000000000000000000000099999876604321	No	No	N/A	N/A		No	No	Yes	10/XX/2015	12/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152353	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized third party (borrower's spouse) called on 04/XX/2018 to obtain general information regarding the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The payment plan under the chapter 13 was confirmed on 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.875	1137.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	1	1	2	000000001000000000000115432100000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2013	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
205148063	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower informed of their commitment to pay $2536.40 via web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1364.95	XXX	1/XX/2019	12/XX/2018	11/XX/2018	12/XX/2018		100	100.06	88.93	100.04	1	1	4	0	000000000000033332100000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2013	9/XX/2018	Yes	3/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 12/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205148070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to inform has made the August payment today via phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 01/XX/2017.  A motion for relief was filed 12/XX/2017.  Relief was granted 01/XX/2018 and case closed 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	608.61	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	125.81	112.52	116.63	1	1	5	3	000000444333332100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2013	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex Modification completed 07/XX/2018	Limited	Completed Plan	Non-HAMP					No
205148074	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer contacted the borrower, at which time the borrower informed the servicer that they had received a package in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	484.83	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	5	000000000000000055544321000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2013	12/XX/2018	Yes	11/XX/2018	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification effective 10/XX/17. Borrower currently being reviewed for another modification.	Limited	Completed Plan	Non-HAMP					Yes	Performing Under Plan	9/XX/2018
205152357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  BORROWER WAS CONCERNED ABOUT NOT BEING ABLE TO MAKE PAYMENT VIA IVR, BORROWER WAS INFORMED THAT CURRENTLY SET UP FOR ACH PAYMENTS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	761.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	100	91.67	5	0	0	0	000000000000000100100100000001000100	No	No	N/A	N/A		No	No	Yes	7/XX/2013	4/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148078	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower informed the servicer on 02/XX/2018 that the payment will be made by the 16th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	352.93	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	17	000000000000000000099999999987667666	No	No	N/A	N/A		No	No	Yes	4/XX/2014	9/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 06/XX/2017 with payments starting 07/XX/2017 and continuing until 06/XX/2057.	Limited	Completed Plan	HAMP					No
205152367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make sure that the payment made on 06/XX/2018 was applied. Borrower was confirmed that the payment was applied. Borrower will make the next payment on 07/XX/2018 by phone. Borrower noted that they are still recovering from the hurricane.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Florida XXX (XXX). Incident period: XXX to XXX. Major Disaster Declaration declared on XXX.	Yes	0	XXX	4.75	708.24	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.02	100.69	92.19	1	1	7	0	000003333333210000000000000000000000	Yes	No	Other	Temporary		No	No	Yes	8/XX/2013	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152381	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in to confirm payment is set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12XX2017.  Active chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.75	736.31	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		100	100	100	100	1	1	1	1	000000000000000043210000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2013	12/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	12/XX/2018
205152378	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/18 borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.	Yes	0	XXX	4.875	335.78	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.87	105.36	104.03	1	1	6	0	000000033333321000000000000000000000	Yes	No	Other	UTD		No	No	Yes	9/XX/2013	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed. The comments indicated prior to the modification the borrower completed a forbearance plan through the disaster relief program.	Limited	Completed Plan	Non-HAMP					No
205152376	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised borrower of NOI expiration and foreclosure status. Borrower states loan will be due for July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in a FEMA disaster area, 09/XX/2017. As of 12/XX/2017 borrower stated there was property damage; however, all damages have been repaired and no insurance claim was filed.	Yes	0	XXX	4.625	426.8	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	97.4	98.05	2	1	5	0	000000003333321100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2015	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5XX2018	MOD	Yes	No	Yes	Modification	No		Modification completed 5XX2018. Borrower has remained current.	Limited	Completed Plan	Non-HAMP					No
205092679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer advised the borrower a payment for $5000 has been received, a payment for $4482.50 that will not show on the account for a couple of more days and once this payment has been posted the borrower can start making regular payments on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Comment dates based on updated notes that's supplied in file by servicer.	Yes	0	XXX	4.75	391.03	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	183.33	1	1	1	9	000000000099998765432100000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2013	12/XX/2018	Yes	3/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	10/XX/2017	No	No	N/A		No										No			No	No			No																		No
205152392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was advised that the first mortgage payment was satisfied with the modification since it was made in August and that the next payment is due in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	322.06	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	122.29	121.91	111.62	5	0	0	0	000000111110000000000000000000000000	Yes	No	Other	Temporary		No	No	Yes	10/XX/2013	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205152387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	399.84	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2013	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018: Servicer contacted borrower, whom verified property is tenant occupied.  Servicer advised of total amount due, credit reporting, late fees and collection activity continue; discussed workout options.  Borrower advised business is slow and lost tenant for one month which caused the delinquency.  Servicer discussed long/short term options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1361.86	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	26	0	0	0	111111111111101111111111110000000001	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	11/XX/2013	12/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2016	MOD	Yes	No	Yes	Modification	No		10/XX/2016: due to the customer having a permanent modification this loan was exited from case mgmt and returned to normal servicing	Limited							No
205152416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	577.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	125	1	1	1	2	000000000054321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	2/XX/2014	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was removed from modification on 06/XX/2018.	Limited	Removed Plan	Non-HAMP					No
204882459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to make a payment. The borrower also confirmed the auto draft system would start on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 02/XX/2017.  The comments stated relief was granted when the plan was confirmed on 01/XX/2017. The case was closed on 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	555.82	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	177.78	141.67	1	5	3	7	000000000766554433322222100000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2014	6/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204882468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was contacted on 9/XX/2018, borrower wanted to know why the billing statement is showing a lesser payment amount then what was already paid; borrower was advised the payment amount changed due to the escrow; call transferred to customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	379.92	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	110.1	106.74	105.05	1	1	8	0	000003333333321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2014	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 8/XX/2018.	Limited	Completed Plan	Non-HAMP					No
204882471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower declined a loan modification offer and indicated the 01/2018 payment will be mailed.  Agent advised borrower to send an opt out letter in order to close the modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1535.42	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.28	4	9	0	0	000000000000011122222222210000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2014	8/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No	Borrower declined offer.	The borrower declined a loan modification offer on 11/XX/2017	Limited	Removed Plan	Non-HAMP					No
205147898	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2018.  Plan Confirmation Hearing 02/XX/2019
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.375	825.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.33	146.43	132.11	2	9	1	0	000000000322222222211000000000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2018	MOD	Yes	No	Yes	modification	No		Loan was modified 4/XX/18.	Limited	Completed Plan	Non-HAMP					Yes	Active	10/XX/2018
204882473	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment but advised they do not know the last 4 of their bank account and will need to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.	Yes	0	XXX	4.875	1116.1	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	83.5	89	91.75	10	0	0	0	000001111111111000000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	8/XX/2014	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
204882475	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Went over modification offer with borrower and borrower not satisfied with it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster date 09/XX/2017	Yes	0	XXX	4.75	713.09	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		68.43	112.57	114.22	105.26	2	1	5	5	000333444443321100000000000000000000	Yes	No	Other	Temporary		No	No	Yes	8/XX/2014	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204882477	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	409.13	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	2	2	4	1	000000000000000000014333322100000000	No	No	N/A	N/A		No	No	Yes	8/XX/2014	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205092654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to confirm if payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	777.52	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100.38	118.81	97.46	3	1	2	4	000000005554332100000000011000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2003	1/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
204882491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Last contact with the borrower they said going to bring the account current next week. Borrower was advised will move forward next week with reinstatement amount. Discussed modification and borrower stated not sure if they will move forward with it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1480.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	4	2	2	3	000000000000010054432103211000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2014	10/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
204882510	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2016.  Payment plan under the chapter 13 was confirmed no 10/XX/2016. Comments dated 09/XX/2018 Bankruptcy Chapter 13 active, Trustee funds received date of check 08/XX/2018 amount $66,976.48 amount to regular payment $732.05.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	540.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	3	2	6	1	000000000100000000123333343210000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	9/XX/2018
204882521	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Servcier advised borrower modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXX 09/2017); no damage reported.	Yes	0	XXX	4.25	557.38	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	116.67	111.11	108.33	2	1	1	3	000000000000000000005543211000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2015	12/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205149655	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized signed informed of their commitment to pay by Western Union.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  Chapter 13, case XXX, filed on 08/XX/2001 and was discharged on 03/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Retouch review: updated Most recent comment date, updates last contact attempt date. Keyword tab requires no updates	Yes	0	XXX	8.625	377.96	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	111.11	100	7	0	0	0	000000000100000000000000000001111011	Yes	No	UTD	UTD		No	No	Yes	8/XX/1996	12/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149924	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.5	276.81	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.09	100.72	100.54	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/1997	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	605.01	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		109.21	105.41	103.61	102.7	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2000	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205149759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	465.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.17	112.26	116.29	112.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	380.38	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000000000000000001000	No	No	N/A	N/A		No	No	Yes	8/XX/2000	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205154197	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised they will be returning the permanent modification documents via federal express today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in FEMA disaster area for XXX in 9/2017, no property damage was noted.	Yes	0	XXX	5.5	670.39	XXX	1/XX/2019	12/XX/2018	9/XX/2018	12/XX/2018		150.7	125.99	117.75	113.63	3	3	10	0	000333333333322210010010000000000000	Yes	No	Other	Temporary		No	No	Yes	2/XX/2007	12/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No	NA	The modification was completed on 10/XX/2018	Limited	Completed Plan	Non-HAMP					No
205153158	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2006.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2007 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	0	XXX	5.75	577.74	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	12/XX/2018	Yes	11/XX/2017	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205088369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The loan was modified outside the review period.	Yes	0	XXX	4.625	783.48	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.08	100.08	98.1	97.12	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088376	2	[2] Currently Delinquent Mortgage [2] Currently Delinquent Mortgage [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The authorized signer on the account called in to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  Chapter 13 bankruptcy (case# XXX) filed 10/XX/2012 was dismissed on  11/XX/2012

Chapter 13 bankruptcy (case# 1XXX) filed 12/XX/2012 was dismissed on 05/XX/2014.

Chapter 13 bankruptcy (case# XXX) filed 11/XX/2014 was cancelled on 12/XX/2014

Chapter 7 bankruptcy (case #XXX) filed 03/XX/2015 was dismissed on 04/XX/2015
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1646.65	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	28	3	0	0	111111111111111111112122111111100000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	1/XX/2004	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	7/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	4/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No	The customer stated was not able to stay on repayment plan.	MHA Modification May 2011	Limited	Removed Plan	Non-HAMP					No
205149041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower transferred to 'checkings'.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-71063.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	596.23	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.38	116.69	108.74	104.8	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2018	Yes	12/XX/2015	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	316.79	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205152745	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	915.63	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to return call received and was advised the permanent modification documents were sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	938.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	106.21	79.66	1	1	1	5	000000077654321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2006	9/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification effective 07/XX/2018	Limited	Completed Plan	Non-HAMP					No
205153276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	947.73	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205088422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	328.36	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100.11	100.07	100.05	100.04	8	7	1	0	000000000000000012322221112121010001	No	No	N/A	N/A		No	No	Yes	8/XX/2006	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148665	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The representative processed payment and provided confirmation number. The representative also provided the payment and escrow breakdown, discussed the increase in escrow payment, and explained the reserve requirement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	317.27	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promise to pay $706.37 on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	517.21	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	102.34	101.56	92.84	1	1	8	0	000033333333210000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	4/XX/2006	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205150932	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03XX2016.  The borrower called to discuss payment posting information. Also to confirm the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	243.77	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		94.55	93.2	92.74	95.33	1	0	0	0	000000000000000000000001000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2015	9/XX/2018	Yes	3XX2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No
205088474	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower provided payment intentions for their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Most Recent Comment date based on updated notes that's supplied in file by servicer.	Yes	0	XXX	5	1441.71	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	1	0	0	0	000000000000000000001000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205089298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	413.12	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	231.88	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	29	0	0	0	111111111111111111001101101111011100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205089619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower referenced unspecified damage related to XXX; however, no claim was filed and there is no evidence of any outstanding property issues.
				Updated File Review-12/XX/2018-Updated Most Recent Comment dates based on updated notes that's supplied in file by servicer.	Yes	0	XXX	5	935.95	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	116.11	103.76	1	1	3	3	000000044433321000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2007	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205147563	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1177.72	XXX	2/XX/2019	1/XX/2019	12/XX/2018	12/XX/2018		133.33	100	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 Borrower called in to confirm commitment to pay $920.25
6/XX/18 Borrower called in to see if the payment due date can be changed due to a change in payroll.  Rep advised Borrower of options.
5/XX/16 Borrower called in a payment.
3/XX/16 Borrower called in to discuss increase in payment due to analysis of escrow and discuss her options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	709.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100.28	101.06	4	0	0	0	000000000000000000000000000000001111	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Servcier provided principal balance information, payment received/next due information, interest rate and escrow balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.  A motion for relief was filed 10/XX/2014.  Motion for Relief was filed however, an agreed order was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	623.7	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	A loan modification was completed 04/XX/2017 advancing the due date from 12/XX/2016 to next due 05/XX/2017 and the P&I adjusted from $670.98 to $623.70.	100	100	100	100	1	9	1	4	000000000000000000000554432222222122	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan modification was completed 04/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205089779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower processed a payment in the amount of $953.78 effective 04/XX/18 and made a commitment to pay $942.61 on 05/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	536.78	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	35	0	0	0	111111111111111111111111111111011111	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	8/XX/2009	12/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205090925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower contacted the servicer to discuss options to refinance.  The borrower was provided the contact information for the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	1670.18	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018	Verified the cash velocity for the review period as accurate due to principal curtailment.	100.02	99.59	99.05	98.78	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205091124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1832.59	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.46	1	0	0	0	000000000000000000000000000010000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205151113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.375	417.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		98.5	98.13	96.26	94.68	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205090626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  A special forbearance was established on 9/XX/17 though borrower continued to make partial payments during the forbearance period.  The account was reinstated after the forbearance period was over. Borrower called in on 4/XX/18 to request the payment history from 1/2016 - 4/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	524.75	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100.42	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205153425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	384.02	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	88.89	100	3	0	0	0	000000000000000100001000000000001000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205147597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 the borrower spoke with an agent regarding the general status on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A motion for relief was filed 09/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	421.99	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	101.14	101.55	102.95	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	10/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205148267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 spoke with ATP confirmed property is tenant occupied. Payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	693.36	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	10/XX/2007	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205153075	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower call in regards to account documentation research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	2364.06	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	96.23	84.69	86.63	12	0	0	0	111111111000011100000000000000000000	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	7/XX/2007	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205153220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that the borrowers are divorcing.  On 4/XX/17, one borrower requested the loan history from 10/2013 - 3/2017 to be faxed.  Servicer received an Order After Hearing and Inter-spousal transfer deed from borrower's attorney on 5/XX/18.  No other contacts within the review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	2295.45	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	96.39	84.88	86.85	14	0	0	0	111111111000011100000000000000011000	Yes	Yes	Marital Difficulties	UTD	Moderate	No	No	Yes	7/XX/2007	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205148772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called 5/XX/18 to check to see if the mod had been completed.  He was advised the mod was finalized 4/XX/18, and servicing was back to normal.  He asked if the late payments on his credit report could be reversed since he was on trial payments, and was told they could not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01XX2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1004.58	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		66.67	83.33	109.64	97.8	23	1	0	0	000000000211000111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2007	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	4/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205148114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	2981.4	XXX	1/XX/2019	12/XX/2018	12/XX/2018	12/XX/2018		100	100	98.84	96.52	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2015	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205149089	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called in and advised the permanent loan modification documents were sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for XXX.	Yes	30	XXX	6.375	735.74	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018		100	100	100	100	29	0	0	4	111111111111111111111111111110007765	Yes	Yes	UTD	UTD	Weak	No	No	Yes	9/XX/2009	1/XX/2019	Yes	5/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification Completed	Limited	Completed Plan	Non-HAMP					No
205148096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	385.02	XXX	12/XX/2018	11/XX/2018	12/XX/2018	12/XX/2018	The loan was modified in 04/2017.	100	100	111.11	100	14	2	1	3	111111111211100100000554321000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	3/XX/2010	12/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2017	MOD	Yes	No	Yes	modification	No		The modification was finalized on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205748177	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to verify the status of the escrow surplus. Advised that it was sent to the attorney on file and that it can take 7-10 business days to receive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered 09/XX/2017; comment dated 10/XX/2017 indicates no damage was found due to disaster via inspection.	Yes	0	XXX	7.625	1114.78	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	100	100	200	11	2	1	10	000000000099999876543211100211111111	Yes	No	Other	Resolved		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205584329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018: borrower made promise to pay $1375.88, scheduled for 12/XX/18.  RFD is excessive obligations, loaned money to family whom failed to repay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	782.37	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	27	6	0	0	111111112211111111111112221111121000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748229	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	414.01	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	17	0	0	0	111111111111111110000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468464	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment in the amount of $1808.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 10/XX/2018 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	370.89	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111111111111000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205748281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called to advise he is making the trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	463.1	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	0	1	3	111111111111111111111111110000004443	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205543781	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to the borrower who made a promise to make a payment for $2530.36 effective 12/XX/2018. The borrower asked if there is an extra charge needed to be paid. Advised the borrower about the corporate advance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9	1432.7	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	122.22	100	11	3	0	1	000000001211000000011221111110000008	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2016	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		Comments indicated a loan modification was completed.	Limited	Completed Plan	Non-HAMP					No
205748290	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower contacted lender with questions about the modification. On 01/XX/2019 the borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	221.43	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		120.08	110.04	111.13	95.01	15	3	2	6	000000017766543311002211121111111110	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205748299	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contacted lender to discuss the status of the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.75	286.77	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100.83	100.86	98.32	2	3	1	11	000000000099999987654321100220000000	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205584422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower claims will make payment and hung up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.5	830.43	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	35	0	0	0	011111111111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584451	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment and accepted an extension modification. The request was sent to be reviewed.  They also scheduled  a payment of $850.00 for 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2017. There were no damages reported.	Yes	90	XXX	9.625	440.29	XXX	12/XX/2018	11/XX/2018	11/XX/2018	2/XX/2019		133.33	116.67	122.22	108.33	2	1	2	14	344444444554444321000000100000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	10/XX/2018	MOD	Yes	No	Yes	Extension	No		The borrower is currently under review for an extension	Limited	Active Plan	EXT					No
205584455	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2017.  Borrower called in regarding a person who drove by stating checking if property is still being occupied. Rep. advised borrower that on 5/XX/17 there was a property inspection ordered which is in reference to the delinquency of the account with MCP. Account is a month behind and borrower is aware. Borrower asked if anyway can make partial payment, and rep. advised that funds will remain unapplied until the full payment is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.125	775.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	1	0	0	111111111111121111111111111111111111	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5XX2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205584475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  3rd party set up a payment for 11/XX/2017 and 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	9.25	190.86	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	16	0	0	0	001111111111111111000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205748335	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower contacted lender to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.75	482.9	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	15	17	2	0	111122222222223210322212221011111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	9/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 09/XX/2017.	Limited	Completed Plan	EXT					No
205584479	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to see if the PMI was still on the acct and was told no it was not. The borrower was told there was new insurance and provided that information to the borrower.  Phone number for new insurance was given to borrower.  The servicer notes frequently that loan was reported as delinquent to PMI company so it is unclear why rep advised borrower that there was no PMI (or there is no PMI and still noting delinquency reporting to PMI).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a hurricane as of 9/XX/18 (DR-4393). There was indication of damage.	Yes	30	XXX	8.625	687.56	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	31	3	0	0	111111111121211211111111111110111011	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205584483	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	279.06	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	29	5	1	0	111111111111111111111110322212111211	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205748349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show borrower called asking for payment assistance due to unemployment. Comments show the  servicer sent the borrower financial documents so they may apply for modification assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.25	357.74	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	2	1	0	111111111111111113211211111010101000	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Not Employed	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205543819	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower advised the bankruptcy was just filed and wanted to get proof of the claim and inquired about receiving statements. The borrower also advised they have not been affected by XXX. The borrower was  advised he would need to speak with the bankruptcy lawyer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau payment history dispute resolved.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area. A non-monitored claim was filed for damages occurring on 06/XX/2018; the details of the damages were not provided. The claim check for $1,885.86 was received on 08/XX/2018. The funds were endorsed and released to the borrower on 08/XX/2018. The claim was closed on 08/XX/2018.	Yes	Bankruptcy	XXX	8	763.12	XXX	7/XX/2019	6/XX/2019	1/XX/2019	2/XX/2019		33.33	133.33	188.89	183.33	2	3	1	18	000000004455667998887765543222110000	Yes	No	Business Failure	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		Yes	Active	11/XX/2018
205584498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment due to issues with using app.  The servicer provided total amount due, last payment/next due, and fees incurred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	406.17	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	28	0	0	0	111111111111111111111110111000000011	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205748368	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show contact with borrower regarding loan status and payments. Borrower asked why there were funds in suspense and servicer advised what the difference was to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	203.03	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205584516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called for clarification on their next payment. They discussed the modification agreement and were advised their extra payment will be applied to the delinquency that is being rolled back into the unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.25	410.06	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100.4	125.2	110.84	99.84	1	1	1	7	000000007777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	6XX2018	FB	Yes	No	Yes	Forbearance	No		The borrower completed a disaster forbearance on 06XX2018.	Limited	Completed Plan	FBA					No
205748371	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  9/XX/18  Inbound call, PTP 9/XX/18 for $3,000 and or possibly by 9/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	671.06	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	170.34	131.45	143.35	1	1	1	7	000000000087776543210000000000000000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	1XX2016	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205584523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 Borrower made promise to pay in the amount of $6852.88 by 02/XX/2012.  Borrower aware of foreclosure and no sale date has been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	514.44	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	15	10	2	7	111111111110054322222222211132199999	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			Yes	modification	8XX2016	MOD	Yes	No	Yes	modification	No		08XX2016: account has been modified	Limited	Completed Plan	HAMP					No
205748373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and stated completed bankruptcy. The agent advised bankruptcy is still active and was advised of payment options. The borrower will follow up on the account after speaking with bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Comment dated 10/XX/2018 indicates received email from bankruptcy team stating the above mentioned account is already closed and no further action is required.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	315.15	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	125.58	128.16	112.14	14	4	2	9	000001111211111101022211133544545455	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205748378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer paid $4100 and made arrangements for the remainder of the amount due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	1050.49	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	19	1	1	0	111111111111111113210000100000000000	Yes	Yes	Illness - Family	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/18 servicer contacted borrower in regards to total amount due.  Borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.25	426.81	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	31	2	0	0	000111111112111211111111111111111111	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No	Trial plan default.	Trial plan default.	Limited	Removed Plan	Non-HAMP					No
205584556	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower was advised the final documentation for modification was sent to their attorney and should be returned by 07/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.  The commentary did not provide the bankruptcy filing date, chapter or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	7	265.46	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	3	2	1	111111111111111112111111111111132234	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2016	MOD	Yes	No	Yes	Modification	No	The borrower did not return the final modification documentation.	The borrower was denied for a HAMP loan modification on 10/XX/2016.	Limited	Removed Plan	HAMP					Yes	Active	10/XX/2018
205584558	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled a payment of $2,482.81 for 05/XX/2018.  On 02/XX/2018 the borrower discussed their modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	367.69	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	116.67	1	2	1	5	0000000000432100000000000026766XXXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	1/XX/2016	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		The borrower completed a loan modification on 01/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205467688	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	249.51	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	358.83	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	98.84	98.26	29	2	0	0	111111111111111112210111110111100011	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	9/XX/2016	FB	Yes	No	Yes	Forbearance	No		A forbearance plan was set up on 9/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205543855	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay for the middle of next month. Income was cut.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	440.51	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	0	0	0	111111111111111111111101111000100000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205543859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a payment.  Talked to borrower on 12/XX/2018 and explained the negative reporting on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	985.26	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct paystring verified correct	133.33	133.33	122.22	116.67	20	1	1	6	000011111111111111176555432110000111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	9/XX/2016	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	modification	8/XX/2017	MOD	Yes	No	Yes	modification	No		Loan modified 08/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205467705	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to request 1098 form be sent to borrower by email. Borrower states RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1089.38	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	1	0	0	111111111111111112110100111110111000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	3/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 03/XX/2017.	Limited	Completed Plan	EXT					No
205584578	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment and get on a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	870.17	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	34	2	0	0	111111111111211111111111211111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205748442	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower (reminder call) Provided total amount due, next payment due and fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property is located in a disaster area and per disaster inspection on 12/XX/2017 no damages noted.	Yes	0	XXX	5	1167.61	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	90.58	76.73	1	1	1	7	000000077776543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8XX2018	MOD	Yes	No	Yes	Modification	No		08XX2018 Loan modification was booked.	Limited	Completed Plan	Non-HAMP					No
205584585	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 05/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 04/XX/2016 [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in because she received a statement saying that XXX payment would not be due until the first of March. Verified that she is current on her loan. Advised that if XXX sent extra towards her payment it would not get rejected. Explain that the extra amount is due to late fee. Scheduled payment for March first.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower issued a payment dispute due to not being aware they had missed a payment. Borrower resolved issue by making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	217.53	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	12	2	2	8	0011111111111000000009876543254321XX	Yes	No	Excessive Obligations	Temporary		No	No	Incomplete	5/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Repayment Plan	5/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		Repayment Plan set-up for payments to begin on 04/XX/2018 and end on 05/XX/2018.	Limited	Completed Plan	FBA					No
205584596	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to schedule a payment for 11/XX/18 in the amount of $2,348.21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	1611.77	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111000111111111111111111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			No																		No
205584605	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 08/XX/2018 the borrower called in to make a payment on the account with the repayment plan amount. On 12/XX/2018 the borrower called and stated their reason for delinquency is that they're are having financial hardship due to an emergency. Wishes to keep propery. Was advised of amount due and they said they cannot pay unitl the endo of the month for November. On 12/XX/2018 the borrower called in to make a payment of $1027.30 scheduled on 12/XX/2018. On 01/XX/2019 called in to make a payment in the amount of $1027.30.Scheduled on 1/XX/2019. Reason for delinquency was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	632.38	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	116.67	24	9	2	0	111111112222322322211111111111011111	Yes	Yes	Servicing Problems	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	9/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No	Flex modification denied on 01/XX/2018 due to maximum number of 3 prior modifications allowed.	6-Month Repayment Plan 04/XX/18 to 09/XX/2018 3 Mods	Limited	Completed Plan	Non-HAMP					No
205748465	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower called about to be discharged need to make payment to us going forward-no online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	691.54	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.89	101.11	132.5	157.71	0	1	1	24	000000000023496777999999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205584609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called to schedule payment in the amount of $1979.24 by 04/XX/2016 over the phone. Borrower also needed password reset  for the online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	623.82	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111111111111111110112	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584610	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower made several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	808.86	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	2	1	2	111111111111111111111111322110000065	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan modification has been completed.	Limited	Completed Plan	HAMP					No
205584611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2018.  Account inquiry.  Borrower wants to make payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	525.89	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	88.89	100	4	2	1	4	000000000021010107654321000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	5/XX/2018	Yes	5XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205543878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in payment  for $1,832.61 for today RFD Unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	685.25	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584617	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2018 the borrower called and scheduled a payment for 02/XX/2019 in the amount of $366.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to XXX (DR-4393) and noted on 09/XX/2018.  The borrower filed a claim based on the damage.  The borrower had the funds endorse and released at the remote site and the claim was closed on 10XX2018 due to being non-monitored.
				On 01/XX/2019 Enhance Endorse and Release Claim ordered Non Monitored letter was created. On 01/XX/2019 Endorse and Release check was mailed.	Yes	30	XXX	6	216.47	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	17	5	4	8	111111111210110776654543333222211111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification booked on 12/XX/17	Limited	Completed Plan	HAMP					No
205584620	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in a payment and inquired as to why the loan was not reporting to credit.  Borrower was advised this was due to the bankruptcy discharge they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A conversation with the borrower on 02/XX/2019 referenced the bankruptcy was discharged; the date of discharge was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	538.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	12	3	6	15	111111111122211333333445555555556666	Yes	Yes	Death of Family Member	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to advise of the reinstatement amount being wired n the amount of $14,587.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	2144.11	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	23	2	1	4	001111111111111100100432121111111445	Yes	No	Marital Difficulties	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584662	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/18 indicate borrower can not make January payment for another 2 weeks due to finances.
Per commentary dated for 02/XX/2019, Customer called in to inquire about payment posting and to set up a repayment plan dated for Feb-June in the amount of $498.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	261.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	14	0	0	3	111111111111110000000000000000000655	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification booked 6/XX/16.	Limited	Completed Plan	Non-HAMP					No
205543923	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	366.93	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	16	13	0	0	111111122222222222211111211110000000	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	10/XX/2016	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was modified on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205748563	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called and stated that they would be making 2 payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.625	140.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	11	0	0	0	111111111100010000000000000000000000	Yes	Yes	Payment Disputes	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205748568	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 customer made payment $1,043.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.875	610.12	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	19	0	0	0	111111111111111001000000100010010000	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2018	FB	Yes	No	Yes	Extension	No		05/XX/2018 Payment deferral booked.	Limited	Completed Plan	EXT					No
205748622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party called in to inquire about reinstating the loan. The servicing agent advised the caller that the reinstatement had not yet been received and to contact to check with the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.275	684.86	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		133.99	100.98	101.33	151	2	2	2	4	000000000076543213210000000000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	12/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205748646	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Collection Comments indicated borrower wanted to know the status of the loan. Advised of missing payments and decline on the deferral.  Sent payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	1041.57	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	14	2	0	0	111111111111122100000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	Yes	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205543998	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary did not provide the bankruptcy filing date, chapter  or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	516.59	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	16	0	2	18	111111111111111134345547899999999999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205748659	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated they are going through a divorce and requested documents to be provided via email for legal purposes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.875	651.78	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	6	0	6	111111111111111212122121211010998765	Yes	Yes	Marital Difficulties	UTD	Weak	No	No	Incomplete	4XX2017	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	10/XX/2018	No	No	N/A		No										No			No	No			No																		No
205748691	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regarding year end tax statement form 1098 and also scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	0	XXX	6.875	162.04	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	100	100	88.89	137.28	6	1	1	6	000000000007676543210000000011111000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was booked on 04/XX/2018	Limited	Completed Plan	Non-HAMP					No
205748696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to discuss reinstatement and other workout options, the borrower stated the reason for default was a curtailment of income, she has not been working as much, she made a payment in the amount of $845.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	417.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		97.73	95.45	94.7	94.32	32	1	0	0	111111111111111121111111111111110100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	852.55	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111111112211	Yes	Yes	Unable to Contact Borrower	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205584899	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower informed the servicer on 07/XX/2017 that the payment will be made by 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	776.33	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	15	0	0	0	111111111111110000010000000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	11XX2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205584900	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a make a payment for 03/XX/2019 in the amount of $526.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	239.37	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	116.67	11	5	1	0	000111111122223211010100000000000000	Yes	No	Payment Disputes	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205584956	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment on the account.  Payment scheduled for 11/XX/18 for $852.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	599.22	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	6	0	0	1111111111121000222111111111221XXXXX	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Incomplete	8/XX/2016	11/XX/2018	Yes	11/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205584963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a promise to pay $3320.80 on 2/XX/18.  The servicer provided total amount due, last payment/next due, and fees incurred.  The servicer noted the reason for default as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A claim for property damage was completed and a 100% inspection was noted on 9/XX/17.	Yes	30	XXX	4.625	1088.93	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	2	0	1	111111111121121111111100110000000005	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		Completed FNMA modification on 4/XX/16	Limited	Completed Plan	Non-HAMP					No
205748752	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower verified the property is owner occupied and stated their intent to retain the property. The borrower scheduled a payment of $1356.80 for 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	683.53	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111111111111111110	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Incomplete	4/XX/2017	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544104	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with other party, daughter in law who stated borrower passed away in 2014 and the spouse is still living in the property but has dementia and she has POA.  Advised to send in the death certificate and also the POA.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Borrower date of death was not located in comments.	Yes	30	XXX	5	351.47	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111111212111	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	N/A	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205585016	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to make a payment for September in the amount $652.36.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	366.64	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	106.48	148.05	111.04	7	2	1	9	000000007987666543211111100001000002	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to the borrower regarding corrections needed to make adjustment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	283.08	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	100	18	1	0	0	000001111111000112111110000000110101	Yes	No	Servicing Problems	Resolved		No	No	Yes	12/XX/2015	11/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205544124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  01/XX/2019 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of $574.00 effective 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	286.43	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		110.95	122.14	114.76	111.07	17	0	0	0	000011111111110000000000000001111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 spoke to the borrower who made the final forbearance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	966.63	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	100	7	0	0	0	000011111110000000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205748791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  An authorized third party called in to confirm that documents had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	766.04	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	20	0	0	0	011111111100000011111000011110011000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585095	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called about an insurance check and was advised the insurance check needs to be endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX/2017. Claim funds were endorse and released to the borrower on 06/XX/2018 due to being non-monitored.	Yes	0	XXX	6.375	259.11	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	2	1	1	4	000000000010000000000000004321000999	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was completed on 6/XX/2016.	Limited	Completed Plan	HAMP					No
205544137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower inquired about demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	499.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	24	0	0	0	111111111111111110111100100110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544141	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called about payment. Servicer verified $195.00 is to be paid by customer and went over charges. Made payment online
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes being 3 payments past due, rep requested the payment history be mailed to borrower. Call was lost once
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1391.72	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	116.67	16	10	1	1	000001111112221111010123222510221121	Yes	No	Unemployment	Resolved		No	No	Yes	5/XX/2013	2/XX/2019	Yes	11/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	repayment plan	10/XX/2018	RPP	Yes	No	Yes	repayment plan	No		A repayment plan was set up on 06/XX/2018 for five months from 06/XX/2018 - 10/XX/2018. in the amount of $3074.70. The loan was reinstated on 10/XX/2018 by this completed repayment plan. The borrower opted out of the trial plan on 09/XX/2016.	Limited	Completed Plan	FBA					No
205585200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017: borrower called to state she is not wanting to go through with modification as she does not want a 40yr mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	852.02	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		109.57	108.9	94.82	112.79	6	3	3	7	000000000010100000765432654303212111	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		03/XX/2018: modification denied	Limited	Removed Plan	Non-HAMP					No
205748852	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted on 1/XX/18 and discussed the income reduction that caused the delinquency.  The borrower discussed getting caught up in a month or so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	306.56	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111111111111111121110	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205585274	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment via speedpay in the amount of $1914.18 dated 08/XX/18. Stated that their salary has been reduced but that this is only short term. Representative also discussed the a reinstatement and repayment plan with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2018. No damage was reported.	Yes	30	XXX	5.625	1503.62	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470447	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower promised to pay and discussed repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	553.55	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111110000111111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	6/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 06/XX/2017.	Limited	Completed Plan	EXT					No
205585307	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized 3rd party scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXX noted on 09/XX/18. No property damage was noted.	Yes	30	XXX	5.875	1746.22	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100.04	100.03	91.69	13	0	0	0	111111111110001000000000000010000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment. The borrower declined a repayment plan at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	794.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	24	6	1	0	111111111111011212322221111111000110	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544183	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed a post petition mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The commentary dated 10/XX/2018 reflects an active bankruptcy.  The filing date and chapter were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower called on 02XX2017 referencing an insurance claim check and needing to get it endorsed; the details of the damages pertaining to the claim were not provided. Later notes on 03/XX/2017 referenced a claim check for $4,573.64 was endorsed and released to the borrower. There was no further mention of the claim or damages.	Yes	Bankruptcy	XXX	4.625	351.86	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		103.25	118.29	112.19	109.15	19	1	0	0	000001111111111112111111100000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	1/XX/2019
205585348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was contacted but was unable to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	294.25	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		107.52	120.43	113.62	111.42	22	0	0	0	000011111100111111001110000111001111	Yes	No	Unable to Contact Borrower	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205470516	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was unable to talk and stated just had a medical procedure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	428.19	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.07	194.51	16	1	0	0	111111111111111000000000000000000012	Yes	Yes	Illness - Mortgagor	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205585395	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to schedule payment for 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. South Carolina XXX (DR-4286) declared on October 11, 2016 and XXX (DR-4394) Amendment 4 declared on October 2, 2018. No property damages reported.	Yes	60	XXX	5.625	581.41	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	7	17	3	0	222222222222232321132111102100000000	Yes	Yes	Unemployment	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Hardest Hit Funds	1/XX/2018	RPP	Yes	No	Yes	Hardest Hit Funds	No	Payment deferral plan rejected on 01/XX/2018	Hardest Hit Funds	Limited	Removed Plan	Non-HAMP					No
205585405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower ptp 998.69 on 3-XX-19 via web. Borrower stated that she is aware of workout options but that she will bring account current on her own  within month of March
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	656.02	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	108.33	19	14	2	0	111111122222232222111111103222211111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification Denied on 01/XX/2018	Limited	Removed Plan	Non-HAMP					No
205544211	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower stated will try to make a payment this week and stated family emergencies as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no evidence of damages.	Yes	30	XXX	7.75	442.51	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.33	29	4	0	0	111111111111222211111111111111010110	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205468572	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower inbound call. Called in to make payment. Advised of amount due and late fees.  Property tenant-occupied.  Advised of options. Reason for delinquency is noted as Excessive Obligations. Promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	490.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	0	0	0	111111111111111111011110111001110010	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205585449	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The loan status is delinquent, due for 11/XX/2018 payment. On 05/XX/2018 the borrower called and stated the reason for default was due to a family members illness, the borrower made a payment  in the amount of $1718.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	1419.47	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	18	1	0	0	111111111121000000000000001111110010	Yes	Yes	Illness - Family	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  borr called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	383.72	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	166.67	5	11	2	7	000000000008765544322212222212322111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205544239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and requested disbursement of the homeowners premium payment. A request was submitted to overnight the payment to reinstate the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	237.16	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100	100	138.35	128.76	2	8	3	5	000000002222223321000000007655432100	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Additional mod completed 12/XX/2016	Limited	Completed Plan	Non-HAMP					No
205585513	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  spoke to borrower , having issues with password online, will send temp password to email, set up pay and waived fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	258.15	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100.34	100.26	5	7	2	7	000000000022221004543221007654321110	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	8/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 05/XX/2018.	Limited	Completed Plan	EXT					No
205468579	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to request transaction history. Borrower was informed of payment change and transaction history on account. Borrower was advised of options available for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The comments on 01/XX/2019 indicated the bankruptcy was being closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1205.72	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.33	23	5	0	0	111111111111212222111110010000111100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205585533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	798.52	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	20	0	0	111111111111111122222222222222222222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205585580	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called stated account showing delinquent but also on a repayment plan. Advised until account is brought current account will report delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 08/XX/2017.
				A claim was filed for damage that occurred on 09/XX/2017. The claim was closed with all funds released on 07/XX/2018 with a 100% inspection dated 07/XX/2018.	Yes	0	XXX	5.875	1293.1	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.22	116.78	122.3	100.06	12	8	1	0	000011122221010001122232101110010000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205585609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Most recent conversation with borrower was inbound call.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  There is a comment 1/XX/16 saying the borrower is in an Active Ch 7 BK, but the only information regarding discharge or dismissal was a comment 8/XX/18 regarding the sending of a CFPB Day 45 Discharged BK Solicitation making it appear the BK had been discharged?  Reviewer marked 8/XX/18 as discharge date in order to close the loan, but actual discharge date was not located.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	3.625	173.51	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	91.67	3	12	0	13	222222222222110100000009999999987654	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No	4/XX/2017	No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan was modified 4/XX/17	Limited	Completed Plan	HAMP					No
205544305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Third party called in for website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	357.12	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.41	3	1	1	14	000000000001100000999999999876543210	Yes	No	Unable to Contact Borrower	UTD		No	No	Yes	5/XX/2013	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer scheduled a payment of $950.35 for 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.4	675.6	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100.38	117.59	100.73	106.72	2	1	1	7	000000000088876543211000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex Modification booked.	Limited	Completed Plan	Non-HAMP					No
205585634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower made a promise to pay $745.15 by 12/XX/2016 via MoneyGram. The servicing agent advised the borrower of total amount due, credit reporting, late fees and payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	588.65	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	12/XX/2016	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Outbound call to the borrower to follow up on trail plan and to discuss the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	408.75	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	17	2	1	5	000011111111110000006555432112111110	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	6/XX/2017	FB	Yes	No	Yes	Forbearance	No		Forbearance trail period completed	Limited	Completed Plan	FBA					No
205585654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to inquire about a $20 NSF fee. Service rep advised it was due to the borrower paying before the auto pay drafted their money. Borrower understood and asked for their 1098 be mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05XX2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1391.02	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	103.75	104.21	1	1	0	24	000000000021999999999999999999999999	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower completed a loan modification on 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205585673	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding the status of the payment. A third party verified the funds were still processing out of the bank. The borrower agreed to have the bank cancel the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	405.44	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		110.77	142.49	128.33	112.91	9	7	1	7	000000222211111100007666544322210011	Yes	No	Excessive Obligations	Resolved		No	No	Yes	12/XX/2015	2XX2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		The borrower completed trial payment period then loan modification was completed.	Limited	Completed Plan	HAMP					No
205585679	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer reported no property damage. Customer stated reason for default is payment adjustment. Customer stated they missed a payment in February and now keep getting late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 08/XX/2018. No damage was reported.	Yes	0	XXX	4.375	1514.95	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	26	0	0	0	000111111111111111111111100111100000	Yes	No	Payment Adjustments	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205544345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer about payment information.  The servicer provided total amount due, last payment/next due, fees incurred, and knowyouroptions.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	368.52	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	156.82	117.61	3	6	2	7	000000000543221102223210000000087887	Yes	No	Excessive Obligations	Temporary		No	No	Yes	5/XX/2013	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205465576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called in to schedule payment for 2/XX/19. the comments state the spouse will call back to discuss work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	374.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019	AMC verified paystring correct.	100	100	100	100	20	4	1	0	111111111111121110000111322210000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	Yes	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	repayment plan	6/XX/2017	RPP	Yes	No	Yes	repayment plan	No		Repayment plan completed 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205465575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Rep went over the payment increase borrower advised that he sent up a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	886.25	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	0	0	0	111111111111110111111111110110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749076	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Servicer advised modification is complete and account is current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	0	XXX	6.375	899.08	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	100	113.2	108.8	106.6	1	2	11	0	000033333333323321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	11/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 11/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205749077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	997.57	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544382	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  09/XX/2016: borrower made promise to pay $895.00 by 09/XX/2016.  RFD is retirement.  Servicer discussed reinstatement, repayment plan, provided total amount due, know your options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2018. No indication of any damage or hardship.	Yes	30	XXX	7.125	630.28	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111111111101111111	Yes	Yes	Unemployment	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2016	No	Retired	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205465811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The third party called to advise the payment of $674.67 to be mailed on 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	428.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	31	0	0	0	000001111111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer scheduled a payment of $522.48 for the repayment plan for 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	311.04	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	16	1	1	4	011111111101111110000544432100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Extension	4/XX/2018	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 04/XX/2018. A loan modification was completed on 06/XX/2017.	Limited	Completed Plan	EXT					No
205585771	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Customer called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2017; The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage or hardship.	Yes	0	XXX	5.875	816.32	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	150	133.33	125	2	1	10	0	000013333333333210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	8/XX/2018	FB	Yes	No	Yes	Forbearance	No		The Forbearance plan approved on 09/XX/2017. A three month plan was set-up starting from September 2017 through December 2017.	Limited	Completed Plan	Non-HAMP					No
205470356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to verify funds received to bring the account to current. Servicing agent advised the borrower that funds were received and will take up to 2 business days for account to update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	1323.31	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	98.8	189.01	141.76	0	5	1	21	000000000987654999987656765444322222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 01/XX/2017	Limited	Completed Plan	Non-HAMP					No
205749109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised that he will make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	556.69	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	116.67	9	0	0	4	000000011110110111000000000000008877	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower called about escrow account. advised borrower loan was delinquent so no surplus check sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1131.15	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111111111112111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	repayment plan	2/XX/2017	RPP	Yes	No	Yes	repayment plan	No		A repayment plan was set up on 12/XX/2016 for $1,952.14 from 12/2016 - 02/2017. However, the borrower opted out of the plan on 01/XX/2017. The repayment plan was officially removed on 02/XX/2017.	Limited	Removed Plan	FBA					No
205585807	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in returning a phone call and was advised of the courtesy call. A repayment plan was discussed and the borrower declined. The borrower stated they would bring the loan current in March 2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	734.92	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	133.33	10	17	2	5	111222222324554432210102222122211112	Yes	Yes	Casualty Loss	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205585824	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer was informed final modification documents were sent. Customer stated they already dropped off the documents at FedEx to be returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 9/XX/2017.  No damage was reported.
				The claim to home inspected and confirmed completed 4/XX/2016.	Yes	0	XXX	5.625	848.67	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	88.9	75.01	1	1	1	7	000000077776543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 8/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205466857	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  called- Scheduled payment for 3/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received; research was completed and no errors were found in the borrower's payment history reporting.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	778.71	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	24	4	0	0	111111111111100022221101111111100001	Yes	Yes	Illness - Family	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Extension	11/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2 payment loan extension/deferral was completed on 11/XX/2017.	Limited	Completed Plan	EXT					No
205585878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called, scheduled payment for 2/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	678.77	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	5	2	1	111111111111111110210111100004332222	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468591	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  The borrower was contacted and and set up payment in amount of $653.06 to be drafted 11/XX/2018 and was provided with the confirmation number. On 08/XX/2018 the borrower stated both are living on disability income.
01/XX/2019 - The wife called about the late payments and setup a payment for 01/XX/2019.
01/XX/2019 - The borrower called to discuss reinstatement and repayment plan.
02XX2019 -  Wife called to setup payment on 02/XX/2019 and discussed reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is noted to be in a disaster area due to XXX as noted on 09/XX/2018.	Yes	30	XXX	4.75	436.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	18	3	0	0	111111111111002221110000000011100000	Yes	Yes	Illness - Family	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2XX2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	9/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 01/XX/2018.	Limited	Completed Plan	EXT					No
205465746	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule a promise to pay payment for loan account in the amount of $924.30 effective 11/XX/2018. Agent and borrower also discussed the aspects of credit reporting.  On 02/XX/2019 - Borrower called to make payment - could not verify account information therefore could not complete the request from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	603.85	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205465786	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and authorized a payment in the amount of $1019.13; effective 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	682.78	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	22	12	0	0	111111111221211100222211212211112121	Yes	Yes	Unemployment	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205585938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to schedule a payment for 6/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	276.7	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	22	0	0	0	111111111111001111100100100101000010	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749181	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 10/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 11/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to make a payment and discussed reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.125	923.69	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	6	0	0	1111111111111111011110222222XXXXXXXX	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Incomplete	10/XX/2016	11/XX/2018	Yes	10/XX/2017	No	Employed-New Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205465965	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower contact on 11/XX/2018, Called to make a payment. Offered payment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute- Balance Dispute. Comments on 05/XX/2017 stated the correction was completed.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1267.92	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	100	22	8	0	0	111122222221121111111111111010010010	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					Yes	Yes	N/A	No	No			No																		No
205749199	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The successor in interest made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	368.01	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	103.47	202.6	1	1	1	11	000000000099999987654321000000000000	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	10/XX/2016	11/XX/2018	Yes	9/XX/2018	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205585964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and made a payment over the phone. The borrower stated they will attempt to bring the loan current the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1077.51	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		166.67	133.33	122.22	116.67	9	19	2	0	002222222222222323222111121211100100	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-New Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Payment deferral reversed 04/XX/2018 due to two payments received in the month showing affordability.	Limited	Removed Plan	EXT					No
205585992	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 2/XX/16, the borrower called after receiving a letter about late fees.  Borrower was not aware of the escrow shortage and increased payments and believed the account should be in good standing. Borrower called non 1/XX/18 to make a $594.95 payment.  No contact with the borrowers after this date, despite attempts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  No bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	391.29	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	99.24	98.58	24	0	0	0	111111111111111111111111000000000000	Yes	Yes	Payment Adjustments	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205544494	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower inquired about the status of the payment for their insurance policy. Servicer advised the payment would be sent via Federal Express overnight. No further questions or concerns.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was advised of the total amount due for $5,090.48. The borrower advised they cannot reinstate the loan at this time but would send an extra couple hundred
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1513.36	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	10	0	0	111111111111121111121111222221222111	Yes	Yes	Payment Disputes	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205544514	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment but did not verify his mailing address.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Modification reject disputed due to non-original documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	411.3	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		103.55	103.09	113.72	110.3	3	1	1	8	000000000100100100000000007765765432	Yes	No	UTD	UTD		No	No	Yes	2/XX/2016	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	modification	1/XX/2017	MOD	Yes	No	Yes	modification	No		FNMA Apollo mod from prior servicer	Limited	Completed Plan	Non-HAMP					No
205586039	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called stated payment had just been made online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2004.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	256.72	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	103.85	89.12	4	1	1	7	000000008887654321000000000001110000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205586067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in promise to pay$1562.03 by 7/XX/2018 via speedpay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	947.3	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	100	106.69	80.01	8	5	1	5	000000007765432221221100110110100000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468462	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower inquired about workout.  Advised borrower of repayment plan.  Updated financial but once completed it is not enough disposable income to set up repayment plan.  Advised borrower to keep account under 60 days to avoid acceleration.  Advised borrower of a modification and can make a decision when ready.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 07/XX/2018 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	729.6	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205749248	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to authorize Heather Coombs to have access to loan information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	1311.07	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Incomplete	4/XX/2017	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586120	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to get their insurance providers information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX noted on 09/XX/2017. No damages were reported.	Yes	0	XXX	5.375	741.46	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	113.19	101.6	1	1	1	8	000000077777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544566	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019, called in regard to bilking statements, confirmed suspense amount and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  Loan is an active Chapter 13 bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	812.62	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	4	0	0	111111111111111111111222211111111000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	11/XX/2018
205471208	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated has been ill and is trying to catch up. Payment made for 02/XX/2019 $1236.10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	692.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	0	1	0	111111111111111111110000000000000003	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 04/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205586153	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 07/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	672.9	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	99.91	99.73	31	0	0	0	1111111111111111111111111111111XXXXX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	7/XX/2016	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586183	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in regards to payment amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	498.41	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111011111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205544615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower made a promise to pay $1335.40, discussed reinstatement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	445.74	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111111111011111121111	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205749308	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 spoke to the borrower who made a promise to make a payment for $1471.68 effective 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 1/XX/2019 the borrower was advised of the Know Your Options website.	Yes	0	XXX	3.75	853.26	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	92.8	69.6	3	2	1	12	000000077765432100001210000000999999	Yes	No	UTD	UTD		No	No	Incomplete	6/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was modified 09/2016 & 08/2018.	Limited	Completed Plan	Non-HAMP					No
205470931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower communicated via email (throughout all history), wants to know if qualifies for HARP program/ refi. Email sent with information , FAQ and website/ contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	714.29	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111111111100111111111110	Yes	Yes	Other	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	10/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205544637	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 to make a bankruptcy post-petition payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	858.54	XXX	12/XX/2018	11/XX/2018	2/XX/2019	2/XX/2019		99.15	99.15	96.88	95.75	0	0	13	23	333333333333344456555666666666666655	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	2/XX/2019
205749323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Rep went over the loan modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	388.52	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	92.75	5	5	2	6	000000000007776543232221210111000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205586297	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 borrower called to make payment in the amount of $1055.83. On 11/XX/2018 spoke to the borrower who made a promise to make a payment of $1055.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to XXX on 9/XX/17 (XXX). There was no damage indicated.	Yes	30	XXX	5	629.97	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	31	0	0	0	111111111111111111011111111111100001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205586304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to see if payment had been received, agent advised that it was received and processed on 12-XX-18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	335.07	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	133.33	116.67	11	8	1	1	000111222322221011111000211000000007	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	RPP	Yes	No	Yes	Modification	No		The borrower is pursuing a repayment plan per commentary dated 7/XX/18.	Limited	Active Plan	FBA	7/XX/2018				No
205749328	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower stated the ex-spouse took over the loan and missed some payments and the borrower is now trying to get the loan caught back up, and stated they will continue to make the payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit dispute resolved
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	962.01	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	2	0	0	111111111111111111111121111121111100	Yes	Yes	Marital Difficulties	Resolved	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	2/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
205544648	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower promise to pay $2,981.71 by 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	2395.87	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111011111111111111100000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	9/XX/2016	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205749340	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower provided an updated  contact number then the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	635.15	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	28	0	0	0	111111111111111111111111111100000000	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	4/XX/2017	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586363	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  inbound call from borrower to make payment on account and to go over escrow analysis.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Corporate fees.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in and disputed corporate advance fees. Explained to borrower how escrow works. Request for research put in.  Research results were explained to borrower and issue closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	504.82	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	25	0	0	0	000001111111111111110111111111100000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205586375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	206.28	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586431	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make payment of 515.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	346.89	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	99.85	99.55	18	0	0	0	111111111111111100000000010100000000	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205544740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states authorized third party called in for the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to determine details of crackdown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	115.14	XXX	5/XX/2019	4/XX/2019	11/XX/2018	2/XX/2019		33.33	239.69	315.35	253.18	2	2	2	19	000000000555455432109999999876543210	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586475	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to get property tax id.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  recent payment wasn't processed correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	329.16	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	34	0	0	0	001111111111111111111111111111111111	Yes	No	Other	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205471236	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Customer inquired on options to get account current. Repayment plan and another modification were discussed. Customer stated they will try to get the payments needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification step rate notifications in file with the first one mentioned on 11/XX/2016. Also servicer mentioned customer could apply for another modification when discussing loss mitigation options. Both of these confirming previous modification prior to loan notes.	Yes	30	XXX	3.875	1122.28	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	98.34	24	8	2	0	111111111111111111111103212103222222	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205586505	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The co-borrower called for assistance with the online access and a password reset. The borrower is unable to access the 1098 tax form. The agent reset the password and emailed a copy of the 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 10/XX/2017. No damage was reported.	Yes	30	XXX	6.25	615.72	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	24	2	0	0	111111111221100010100100001111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205544774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to a third party who stated will make a payment after first of the year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	679.22	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		97.49	97.49	95.53	94.55	18	5	4	4	111111111111111005432105432323221100	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205544808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Notes indicate that borrower called to schedule a Promise to Pay payment.

Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	844.96	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		97.49	97.49	95.53	94.55	31	3	0	0	111111111111111111111111111011222101	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586519	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX noted on 09/XX/2018. No damages were reported	Yes	30	XXX	4.125	653.76	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	4	0	0	111111111112112111111122111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  discussed reinstatement amount. The borrower made payment of 605.11
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	301.88	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	18	10	1	5	111111111121021222121210666543212121	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	Yes	Yes	Modification	No		The loan was modified with payments scheduled to begin 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205586600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promised to pay  $2085.55 by 02/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1317.12	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	21	0	0	0	111111111100111110010000001011110000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205544858	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  The borrower called in to see why received a letter. The agent advised was just to confirm they had the correct contact information. The borrower stated that wife passed away 4 years ago and will always be at least 1 month behind.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a disaster area. A post disaster inspection was completed and reflects n damage.	Yes	0	XXX	5	1010.5	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	17	8	3	0	000111111111222222111111110000033322	Yes	No	Death of Secondary Borrower	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8XX2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Extension, modification	3/XX/2018	MOD	Yes	No	Yes	Extension, modification	No		A 2-month payment extension was processed on 03/XX/2018. A loan modification was completed on 08/XX/2016.	Limited	Completed Plan	EXT					No
205749418	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  the customer called and provided a payment in the amount of $888.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is BK unfinished.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.5	676.34	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	7	19	3	0	112222222222222223223321211110000000	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	BK Unfinished	3/XX/2017
205749420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 borrower called with a promise to pay $2,093.34 scheduled 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  Comments show the borrower filed bankruptcy years back which no longer appears to be active but there are no mention to it being discharged or dismissed in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1159.19	XXX	3/XX/2019	2/XX/2019	10/XX/2018	2/XX/2019		100	100	100	95.24	0	0	0	26	000000000099999989999999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5XX2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 05XX2018.	Limited	Completed Plan	Non-HAMP					No
205586621	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer and stated their spouse was out of town and can not sign the mod agreement.  The servicer advised that both of them must sign the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to a Hurricane as of 9/XX/17 (XXX). There is no damage indicated.	Yes	0	XXX	4.125	607.3	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100.37	100.46	104.07	78.05	1	1	1	7	000000088876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205544866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to make a payment of $1738.57.  2/XX/2019- OBC to bwr regarding account being due bwr schedule a pmt
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1241.46	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.33	21	10	0	0	111111111111222121222111121220000101	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205586652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2019.  Borrower advised that was not available but will make payment by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	206.88	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	102.69	118.68	3	2	1	14	000000000003212101000087999989999998	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1XX2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  borrower returned call about refinance. discussed refinance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	500.19	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100.23	20	0	0	0	111111111110111111000000000000101010	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205586693	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	590.26	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111111110000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205586708	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower inquired about claim and inspection appointment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2018. The final funds were released on with a 100% inspection noted on 07/XX/2018.	Yes	30	XXX	5	1358.38	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1091.91	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.03	121.41	99.24	4	6	0	0	001112222221000000000000000000000000	Yes	No	Illness - Family	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	11/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The borrower is on an active repayment plan with the servicer for the months of 11/2018-01/2019.	Limited	Active Plan	FBA	11/XX/2018	11/XX/2018	12/XX/2018	1/XX/2019	No
205749454	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 06/XX/2016 [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make a payment promise on the account and stated the reason for default was due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	1246.01	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.67	103.08	110.44	116.16	10	5	2	5	000000000011112101111232247654321XXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	1/XX/2010	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205466877	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018, the borrower called to make a payment.  A comment was also made that the excessive obligations reason for default was due to being in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	393.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	19	4	0	0	111111111111000000000000021112121121	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586760	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  TALKED TO CUSTOMER, VERIFIED to see why we are hitting the credit with missing payments -
advised that the account is a payment behind back in Jan 17
there was no payment for the month of Feb- advised of the amount to being the account current.
Provided TAD LPR NPD and Fees;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	91.73	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		138.76	138.76	138.76	139.11	25	0	0	0	111111111111111111111111100000000000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205749464	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer was contacted and they scheduled a payment for 02XX2019. The borrower was advised of how to make payments on the website to avoid a fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster areas due to XXX. No damage reported.	Yes	0	XXX	5.25	1114.54	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		130.53	126.32	114.74	116.58	4	9	4	0	000122222233322321011000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2XX2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	11/XX/2018	FB	Yes	No	Yes	Forbearance	No		Loan modification completed.	Limited	Completed Plan	FBA					No
205586772	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called promised to pay $1363.51 by 10/XX/18 via mail,The current reason for default is due to the death of spouse.
Per commentary dated for 02/XX/2019, borrower called in to advise payment was mailed in the amount $1381.60.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	930.31	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111111111111111110110100	Yes	Yes	Death of Family Member	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205586788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized 3rd party called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	641.7	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	108.33	10	3	0	0	000011122211110000010011000000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No
205586814	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower's reason for default is casualty loss.  The borrower is self employed and having trouble catching up.  The borrower made a payment in the amount of $1757.14.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A claim was filed for damages. All funds were released and the claim was closed with a 100% inspection noted on 10/XX/2017.	Yes	30	XXX	6.25	1408.45	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111101111111111121111	Yes	Yes	Casualty Loss	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	7/XX/2017	MOD	Yes	No	Yes	Extension	No		Payment Deferral Offer booked on 07/XX/2017.	Limited	Completed Plan	EXT					No
205586830	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06-11-18 Borrower called to make a payment. Promised to pay $1,273.65 by 06/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	838.89	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	30	0	0	0	111111111110000001111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205749492	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	923.58	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	4	1	1	111111111111110000000000000011243222	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Incomplete	5/XX/2017	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205586847	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  BK fee notice ordered
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	7.125	794.02	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	133.33	10	2	2	22	111111111125555543234557789999999999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	11/XX/2018
205545043	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called on 10/XX/2018 to advise of an insurance claim for wind damages caused on 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The borrower called on 10/XX/2018 to report an insurance claim for wind damages caused on 10/XX/2018. The borrower was advised the claim was non-monitored. A claim check for $8,265.16 was received on 10/XX/2018. The funds were endorsed and released on 11/XX/2018 completing the claim process.	Yes	Bankruptcy	XXX	5.375	526.02	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	15	6	4	11	111111111111122232112233344555655566	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205545061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer stated reason for default was they are self-employed and unsure when they will get paid. They will bring the account current and stay current. The customer scheduled a payment for 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	960.95	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	132.17	120.28	113.46	5	27	0	0	000022222222222222222222111112222222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Talked to borrower.  Discussed reinstatement.  Borrower wanted to make arrangement.  Borrower said that there was an issue online  and that the payment was for 11/XX/2016 was 12/XX/2016.  Borrower wanted to leave the 12/XX/2016 payment and set up another one.  Advised will take care of the October and 12/XX/2016 will take care of the November payment.  Advised will still be due for December payment.  Borrower advised will attempt to make double payments in January.  Borrower would like to have a modification application sent out to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	736.22	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111111211111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	12/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205586880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer and was advised that their modification has been completed.  The loan is due for 7/XX/18 for $178.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	64.08	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	83.33	88.91	66.68	7	4	2	6	000000000987654332221110000000011121	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Executed loan modification sent to the borrower on 7/XX/18	Limited	Completed Plan	HAMP					No
205749515	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 10/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/18-Borrower called in temporarily reset password to make payment online.

02/XX/19-Borrower promised to pay $1578.46
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.875	1129.84	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	133.33	108.33	11	9	4	0	000001122333111000022221121210032110	Yes	No	Illness - Family	UTD		No	No	Incomplete	10/XX/2016	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	8/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 08/XX/2017.	Limited	Completed Plan	EXT					No
205749517	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower was contacted on 02/XX/2019 to reconcile the issue with a payment, after the borrower attempted a stop payment.  This comes in the middle of a dispute process that the Servicer was researching to resolve.  After discussing it with the bank, the Servicer reversed the payment the next day and resolved the dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called on 12/XX/2018 to dispute how payments were being applied.  Before the matter could be resolved, borrower stopped payment, which complicated the research, but it was resolved completely on 02/XX/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1466.03	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		144.88	122.44	114.96	119.55	10	1	0	0	000111111111210000000000000000000000	Yes	No	Payment Disputes	Temporary		No	No	Yes	1/XX/2010	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	No	No	No			No																		No
205586898	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower made a promise to pay in the amount of $420.50 by 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	256.66	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	18	0	0	0	111111111101111111000000000000010000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470523	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment and advise they were not impacted by the recent disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments dating back to 07/XX/2018 indicated the property was located in a natural disaster zone. No sign of damages.	Yes	0	XXX	4.25	903.12	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	88.89	100	2	8	1	7	000000000002222212876655432210000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Extension, modification	4/XX/2018	MOD	Yes	No	Yes	Extension, modification	No		A two-month extension was booked on 04/XX/2018. The loan was previously booked for a FNMA Apollo Modification on 09/XX/2017.	Limited	Completed Plan	EXT					No
205586925	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with questions on their mortgage insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	660.31	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	108.33	24	5	0	0	111111112211221111111121101110100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205545185	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Called customer provided total amount due, customer stated trying to catch up. Advised of credit hit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1177.92	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	0	0	0	111111111111111101111100000010000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205586961	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute from borrower has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1309.34	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		166.99	133.49	122.33	116.75	1	31	2	0	002222222222222222222222222222222133	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	5/XX/2016	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205545238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  07/XX/2017: borrower called wanting to know about refinance options.  Call transferred to refinance department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	952.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	116.67	21	5	0	0	000011112222211000011011111111110111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545249	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  8-3-18 Forbearance plan set and scheduled next 2 payments and to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Trial plan dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  06-/XX/17 Borrower disputes trial plan default.  Notes indicate all payments were made.  Issue was escalated to mgmt.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	2771.08	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	122.22	116.67	16	14	0	0	000111122222222222211211110101102111	Yes	No	Illness - Family	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Extension, repayment plan	8/XX/2018	RPP	Yes	No	Yes	Extension, repayment plan	No		The loan was extended on 06/XX/2017. The borrower is currently on a 4 month repayment plan.	Limited	Active Plan	FBA	8/XX/2018	9/XX/2018	12/XX/2018	12/XX/2018	No
205587028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to see where the payment overage was going, advised it was going to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.25	1725.18	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587044	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	831.6	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	0	0	0	1111111111111111111000000001000XXXXX	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Incomplete	8/XX/2016	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471240	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called for a modification status upate.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a missing payment.  On 05/XX/2018 the account was reviewed and there was a short payment made and no payment made in December.  The bankruptcy was researched and deemed valid.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	1783	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	7	0	0	111111111111111111222222211000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Retired	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Extension	9/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 09/XX/2017.	Limited	Completed Plan	EXT					No
205587061	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer called in to go over payment options and clarify that while in active BK, the borrower will have no online access to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	1136.43	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	1	5	13	6	222233333333333444444332100000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205587062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to inquire about the $3,000.00 amount due on the website.  The representative told the borrower that it was late fees.  The borrower wanted to have the late fees not listed on the billing statement.  The representative stated that unfortunately the servicer can not take those fees off the statement.  The representative also discussed payment options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	1071.35	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	100	18	4	0	0	000001111122221111111101111100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		Payment deferral offer was booked on 05/XX/2018.	Limited	Completed Plan	EXT					No
205470939	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower verified and disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	577.7	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	5	0	0	111111111111112222211111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Extension	1/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 01/XX/2018.	Limited	Completed Plan	EXT					No
205587094	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in disaster area, 05/XX/18. No notes on any property damage. Borrower is delinquent on modification. Borrower is making payments.	Yes	60	XXX	7.5	610.08	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	2	31	3	0	222222222222222222222221323212232222	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205587130	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower verified information and stated had hail damage from the hurricane.  They have not filed an insurance claim yet.  On 10/XX/2017 the borrower declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported slight damage to the property on 10/XX/2018 due to hail and XXX.  The borrower stated no claim was filed.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2018.	Yes	0	XXX	4.875	349.85	XXX	3/XX/2019	2/XX/2019	10/XX/2018	2/XX/2019		100.78	117.06	111.37	100.2	18	1	0	0	000001111110011111110000011121000100	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			No																		No
205545336	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower requested payment information and stated reason for default was payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5	788.09	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	6	2	2	16	000000000111143217666666666666543210	Yes	No	Payment Adjustments	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		BK Cramdown Modified	Limited	Completed Plan	Non-HAMP					Yes	Active	6/XX/2018
205587164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The spouse of the borrower verified their information and stated they accept the trial modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	243.63	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	116.76	123.24	115.13	8	15	5	0	000003333322222222222111001211122210	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 10/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205587184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called ot make 2 contractual payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	763.21	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	3	0	0	111111111111111111111111212111211111	Yes	Yes	Curtailment of Income	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205587252	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and made a payment to the escrow account. The borrower was advised an escrow analysis would be performed at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	589.96	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111111111111111110110010	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587268	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment in the amount of $1,577.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.125	706.83	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	18	5	1	5	1111111111111021065554321212211XXXXX	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	1/XX/2016	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205470902	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called in to review funds application to escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 07/XX/2017. No damage was reported.	Yes	30	XXX	3.5	475.9	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		450.21	275.11	216.74	195.41	28	8	0	0	111111111112212221211111211111211111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205587288	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to make payment over the phone in the amount of $2152.69.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	1240.62	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	31	0	0	0	111111111111111001111111111000111111	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587290	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and made a promised to pay in the amount of $1351.07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	679.46	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	23	4	0	0	111111111110111121210212111110000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			No																		No
205587326	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called regarding increase in payment. The borrower was advised of the increase in the insurance. The borrower made a promise to pay $676.33 by 03/XX/2019 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. The borrower filed a claim for roof damage due to the hurricane. Claim funds were endorse and released on 08/XX/2018 due to the claim being classified as non-monitored.	Yes	0	XXX	6.5	471.45	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.84	100.47	92.64	91.29	9	7	1	7	000000000888765432111111100022222112	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 06/XX/2018.	Limited	Completed Plan	FBA					No
205749665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  Customer called in to confirm if we have received XXX February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1427.95	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	35	0	0	0	011111111111111111111111111111111111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2XX2019	Yes	2XX2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205749666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1107.02	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	17	4	2	3	001111111111021065432121000000321111	Yes	No	Marital Difficulties	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205587382	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.625	1083.39	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	0	0	0	111111111111111111111100000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587397	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to make two payments.  Due to a fee they decided to pay online.  The borrower discussed workout options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit payment history corrected on 04/XX/2016
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Disaster referenced in comments on 10/XX/17. No damage/impact noted.	Yes	30	XXX	5.125	1633	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	1	0	0	111111111111111111111121000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No
205749682	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer on 05/XX/2018 to schedule a payment on 06/XX/2018 in the amount of $895.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	486.77	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	83.33	88.89	150	4	4	2	15	000000000087654321999876554432101221	Yes	No	UTD	UTD		No	No	Incomplete	8/XX/2016	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 09/XX/2017.	Limited	Completed Plan	HAMP					No
205749685	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment arrangement for 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by FEMA severe storms as noted on 07/XX/2018. No damage was noted.	Yes	30	XXX	4.875	626.93	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	1	2	2	111111111111110111110043432111111110	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Extension, Modification	12/XX/2017	MOD	Yes	No	Yes	Extension, Modification	No		A one-month extension was completed on 12/XX/2017 and prior to that, loan modification was completed on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205471432	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding escrow shortage and wanted to make a payment towards the escrow.  Promised to pay $1906.32 by 8/XX/18 via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	1626.17	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111111111111111111111001	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205471380	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was advised the modification was booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a discharged bankruptcy, however; there were no additional details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1185.03	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	17	3	3	6	111111111111111000655554332321210000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205545458	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was returning an automated call they received.  Discussed receipt of a no contact letter.  While the representative was verifying the borrower, the borrower advised they would need to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	1429.93	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	4	1	1	111111111111111111111102111104321221	Yes	Yes	Illness - Mortgagor	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749700	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Customer's financial situation assessed and options explored to avoid foreclosure. Reason for default was excessive obligations. Customer counseled on the options website. Customer provided with the HUD counseling agency phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.375	1726.66	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		99.07	99.07	99.07	99.07	18	0	0	0	111111111111111111000000000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205587464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	520.11	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	26	0	0	0	000011111111111111111111100011101001	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205749705	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a payment and to discuss the best options to lower the payment. Borrower was advised that the loan is not eligible for a refinance because the account was not current and a modification would be the best option. Modification application sent to the borrower. The borrower was also advised when the loan was transferred to the servicer, the account was due for September.  Reason for default, borrower stated the account was not behind when the loan transferred over.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment fees dispute: The borrower would like to have all the late fees waived. Borrower was advised can waive 3 late fees.
The borrower disputes being due for February. The borrower stated prior servicer transferred wrongly or missing payment as of 3/XX/2018
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	2721.3	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	98.57	35	1	0	0	111111111111111111111111111121111111	Yes	Yes	Servicing Problems	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205587495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The loan status is delinquent, due for 11/XX/2018 payment. On 08/XX/2018 the borrower called to make a payment and stated the reason for default was because xxx had an accident, xxx discussed reinstatement and modification options with the servicer and made a payment scheduled for 08/XX/2018 in the amount of $200.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	529.9	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	25	0	0	0	001111111100111111111110001001111100	Yes	No	Curtailment of Income	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205587524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  borrower called for status of account advised account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	704.74	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	98.52	97.79	9	8	1	8	000000077776654321022222112110012111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749734	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to go over the account.  Borrower was advised of pay history, last payment received, and unpaid principle balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1031.04	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111111121112	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	472.33	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111101111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749737	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and made a payment. The borrower stated hardship was resolved. Reinstatement was discussed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	1631.09	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	108.33	24	10	0	0	111111111222211011101121122221211111	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	11/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 11/XX/2017.	Limited	Completed Plan	EXT					No
205587544	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment but servicer corrected them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	683.3	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	155.56	141.67	6	10	10	8	001111112555555433333333222322243222	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower rejected mod.	Limited	Removed Plan	HAMP					No
205587548	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The representative transferred the call to direct sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1073.2	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	0	0	0	111111111111110111111111111111111111	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749743	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower who stated that spouse was out of work and back to work now.  Borrower promises to pay $943.73 by 12/XX/18 via Web.  Scheduled 12/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property was impacted by XXX as noted on 09/XX/2017. Per disaster inspection on 12/XX/2017, there was no damage noted.
				Fraud noted was not linked to the loan account.	Yes	30	XXX	4.5	754.7	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111111111100111111111111	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Extension	3/XX/2017	MOD	Yes	No	Yes	Extension	No		A one-month extension was completed on 03/XX/2017.	Limited	Completed Plan	EXT					No
205545514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	800.2	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	0	0	0	111111111110111111111111111110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to see if foreclosure was stopped. Advise reset plan completed and just owes for September.   Borrower also stated reason for delinquency was due to change in pay schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	672.44	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	29	1	0	0	111111111110000011112111111111111110	Yes	Yes	Other	Temporary	Weak	No	No	Yes	12/XX/2015	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587580	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 02/XX/19, borrower called because she could not process payment online because account was blocked. Servicer unblocked the account and borrower was successful able to make a payment in the amount of $516.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	391.52	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	0	1	11	111111111111111111111110654454544344	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205471328	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called promise to pay $761.34 on 12/XX/2018.  Borrower stated reason for delinquency excessive obligations, owes money to the IRS and is working on paying those taxes. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8	536.38	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	19	4	0	0	111111111100222211111111100000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Extension	3/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 03/XX/2018.	Limited	Completed Plan	EXT					No
205749758	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 06/XX/2016 [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and made a payment in amount of $1314.13 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing account stating has never been behind. The servicer review account and confirmed that the account was behind when was transferred over. The borrower stated will compare the payment history and call their bank.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1036.79	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	28	1	1	3	111111111111111111111111111654321XXX	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2010	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 12/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205545522	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called and stated he has Parkinson and is trying to bounce back.  Borrower inquired on assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower stated he has Parkinson, this is not something that is curable. I marked prognosis as permanent due to the disease borrower has. No keywords to review.	Yes	30	XXX	6.25	1200.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	111111111111110100000011100000100011	Yes	Yes	Illness - Mortgagor	Permanent	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587620	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comment dated 11/XX/2018, not delinquent as of 11/XX/2018 account still showing due for 11/XX/2018 payment.. On 11/XX/2018 the borrower called and made a payment in the amount of $1423.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.625	1122.28	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205587634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay $2,759.11 by 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1164.72	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	133.33	116.67	14	8	1	0	001112222322211102111111110000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471440	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments from 1/XX/19 indicate borrower called in to review and confirm loan terms. Stop payment placed on previously issued check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	5.375	910.55	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		172.84	153.09	134.11	124.62	1	4	8	2	000233333354332221000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	10/XX/2018	MOD	Yes	No	Yes	modification	No		Borrower declined loan modification	Limited	Removed Plan	Non-HAMP					No
205587663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower requested an explanation for the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	456.98	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	97.61	96.42	29	0	0	0	111111111111111111111111111110000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545551	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted and stated the property is a rental and the tenants are late with payments. The borrower scheduled a payment of $550.00 for 01/XX/2019 via online bill-pay. The servicing agent discussed reinstatement with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	362.18	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		98.81	98.52	97.04	103.44	24	3	0	0	111111111121211111121100111110000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized third party called for information on the payment increase. Agent states there is a "code 35" on the account and their attorney needs to call and give access.  Borrower says they no longer have an attorney and agent said the original attorney would need to confirm by phone or in writing.  Third party got upset and stated he intends to sue servicer, then hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1518.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	88.89	85.43	0	0	0	27	000000000999999999999999999999999987	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower set up payment for 3/XX/19 and requested year end statement/1098
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	1088.87	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	100	100	111.11	106.22	13	1	1	8	000000001110999876543210110111110110	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205587695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make their forbearance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	704.27	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	123.58	13	14	4	0	001112222222323232113212211111000121	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-New Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	9/XX/2018	FB	Yes	No	Yes	Forbearance	No		The 5 month forbearance plan was set up with payments in the amount of $1932.67 due for 9/XX/18 to 1/XX/19.	Limited	Active Plan	Non-HAMP					No
205587716	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The Borrower called in about insurance and filing a claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 07/XX/2018.
				A claim was filed for wind damage that occurred on 06/XX/2018. Claim funds were endorse and released to the borrower on 10/XX/2018 and the claim was closed due to being classified as non-monitored.	Yes	30	XXX	6.375	399.28	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	Yes	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205587722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower was wanting to change auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	635.73	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	83.33	77.62	58.21	7	5	2	6	000000077765432210321210210101100000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205587732	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment in the amount of $1,514.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 12/XX/2017 reflects that no damage was discovered via inspection.	Yes	0	XXX	5.25	1017.65	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	105.4	87.73	2	1	1	7	000000008877654321001000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was modified on 07/XX/2018 with payments starting 09/XX/2018.	Limited	Completed Plan	HAMP					No
205749850	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The representative discussed the total amount due, fees and scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	789.06	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	13	20	3	0	111112222222222212121221213233222111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205587788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018, an authorized third party called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	857.52	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	108.33	19	6	0	0	000011111211102222211110000001111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	1/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 01/XX/2018.	Limited	Completed Plan	EXT					No
205545625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2019.  The borrower called in and stated the payment will be made by the end of the month. The borrower was advised of mortgage assistance options like a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	761.89	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	14	0	0	0	111111111100000111100000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1XX2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 12/XX/2017.	Limited	Completed Plan	EXT					No
205587801	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound Bankruptcy Call- Payment method options discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	1158.94	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	21	0	0	0	111111111111111111000000001110000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205587804	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  10/XX/2016-  The borrower spoke with agent discussed account and made payment $803.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	512.05	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	108.33	9	3	3	5	000000111221111010000000007765433321	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	10/XX/2016	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205587823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Thew borrower called in and inquired on removal of ex-spouse from the loan. The borrower was advised of refinance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	539.6	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111111121112111111111111111111	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205587835	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and wanted to know the unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No further information was evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	924.89	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	96.76	12	0	0	0	111111111111000000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205749899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to request late fees to be waived and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1039.25	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	83.33	90.19	67.64	0	21	2	6	000000077765432222222222222222222232	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205749907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 the borrower spoke with the servicer and stated the reason for default was due to excessive obligations, the borrower made a payment in the amount of $2135.80. On 01/XX/2017 the account noted, HAMP FB Plan removed, no response from borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	1624.47	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	31	1	0	0	111111111111111111100111002111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	1/XX/2017	FB	Yes	No	Yes	Forbearance	No		On 01/XX/2017 the account noted, HAMP FB Plan removed, no response from borrower.	Limited	Removed Plan	HAMP					No
205466438	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer called in, however, no reason for the call is listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	566.12	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	14	4	0	0	111111111111000000002222110000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205749913	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The pays their own insurance.  The call was transferred to the escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	1678.36	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	14	5	2	8	111111111100143210099876543222211000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was denied due to the borrower did not return the final modification documents.	Limited	Removed Plan	Non-HAMP					No
205587906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2018.  Borrower stated made payment 10/19 and another payment is trying to draft from account. Rep. let borrower know 2 payments were made on website and unable to stop payment, but will make two attempts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1627.19	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	110.38	106.13	30	0	0	0	000001111111111111111111111111111110	Yes	No	Unemployment	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10XX2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated currently not making enough money due to medical reason, schedule $831.78 payment for 6/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	618.12	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	14	9	4	0	011111111100033332212100022221122100	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205749931	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a payment of $1209.48.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the trial payment amount stating the amount drafted was wrong amount. The Servicer responded to the dispute and the issue appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	536.38	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	102.96	96.11	3	12	3	10	000000008876665432222222223225432111	Yes	No	Payment Disputes	Resolved		No	No	Yes	5/XX/2016	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan modification was booked on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205545720	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated was not a good time to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	894.06	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111111101100111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205749944	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer called and informed that the last payment was in February, and scheduled a payment iao $736.13  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is BK unfinished.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	415.68	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	83.33	176.77	158.68	2	1	1	15	000000000009999999988876543210000100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex modification booked.	Limited	Completed Plan	Non-HAMP					No
205545725	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The loan has been running XX days delinquent since 2013.	Yes	30	XXX	5.5	885.76	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Marital Difficulties	UTD	Weak	No	No	Yes	11/XX/2015	8/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205469356	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the borrower spoke with an agent regarding the letter on the door. The agent stated it was standard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	603.08	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.04	166.2	27	0	0	0	111111111111111111111111110000100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205749961	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to get assistance with opening link on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2018 the property is in disaster area of XXX, no damage was reported.	Yes	30	XXX	4.125	1037.59	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	16	13	5	2	111111111121543332322212222121212321	Yes	Yes	Illness - Family	UTD	Weak	No	No	Yes	5/XX/2013	2XX2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 03/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205588019	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  1/XX/2019 borrower called payment scheduled for 2/XX/2019 hardship resolved future payments yes. We discussed reinstatement repayment plan customer denied standard modification plan. Customer promised to pay $1,190.06 by 2/XX/2019 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4337 as noted on 09/XX/2017. The borrower has reported some property damages, no indication that a claim was filed. The inspection showed no damage.	Yes	0	XXX	5.125	689.53	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		170.88	146.79	128.54	119.41	2	6	9	0	022222333333333210001000000000000000	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No	The borrower returned modification agreements 30 days after the start date. The modification was denied.	The borrower returned modification agreements 30 days after the start date. The modification was denied.	Limited	Removed Plan	HAMP					No
205749967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called, not able to complete repayment plan, wanted to go over other options. Discussed breaking plan. Borrower will pay $370, short $400 for the 31st. Then $1133.37 twice in January, the XX and the XX, then catch up in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	525.83	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	100	17	13	0	0	111122222221111022221100012111121100	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	1/XX/2019	FB	Yes	No	Yes	Forbearance	No	01/XX/2019, Hamp forbearance plan removed, no response from borrower.	A payment extension was applied to the account on 11/XX/2017.	Limited	Removed Plan	EXT					No
205588053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to inquire about foreclosure alternatives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	566.9	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		121.95	127.64	118.43	113.82	10	12	0	0	111111222222221222211010000000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205471489	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	885.71	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	98.13	96.88	111.98	25	4	1	0	111111111100322221101000111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205545798	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and scheduled a payment for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. No damage was reported.	Yes	60	XXX	4.5	1894.08	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	111.11	100	15	16	1	0	222222222322222111101110001111111221	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205545801	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2018.  The borrower was provide with account status information, total amount due and fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	585.89	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	3	0	4	111111111111111111111100222111005555	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	10XX2018	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	modification	7/XX/2016	MOD	Yes	No	Yes	modification	No		The loan completed the trial payment period and the modification was booked on 07/XX/2018.	Limited	Completed Plan	HAMP					No
205749989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for $1,926.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Last modification was completed in 2012.	Yes	30	XXX	4.625	1098.97	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	0	0	0	111111111111110000000000010001111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205545825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called 11/XX/17 and promised to pay $2258.39 by 11/XX/2017 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1176.7	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	122.22	116.67	4	10	1	11	000000000222221111099999876554322222	Yes	No	Payment Adjustments	Resolved		No	No	Yes	11/XX/2015	7/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan was modified 8/XX/17.	Limited	Completed Plan	HAMP					No
205470521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and inquired on the current payment amount and was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  No bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	747.36	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	15	13	2	0	022222222211221112110003111032110111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2017	MOD	Yes	No	Yes	modification	No		A loan modification was completed on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205545837	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to provide update on loan. Borrower stated does live at property address and made a mistake and told previous agent didn't live at subject property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1372.17	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111110000000101111111111000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205588103	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03XX2018.  The servicer informed the authorized third party on 03XX2018 that the trial payments can be made by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	375.76	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	98.54	84.58	12	2	1	6	000000007776543221011111111110100000	Yes	No	Curtailment of Income	N/A		No	No	Yes	11/XX/2015	11/XX/2018	Yes	3XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	5/XX/2017	No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was modified on 07/XX/2018 with payments starting 08/XX/2018.	Limited	Completed Plan	HAMP					No
205471618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized third party called to make a promise to pay by 3/XX/18 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1129.07	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	3	1	0	111111111111111211232110000111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	Yes		No		No	No	N/A		No										No			No	No			Yes	Forbearance	10XX2016	FB	Yes	No	Yes	Forbearance	No	Borrower was approved for a forbearance repayment plan after financials were taken on 10/XX/2016; however, the plan was removed due to no response from borrower to the written plan approval.	Forbearance plan set up and removed 10XX2016.	Limited	Removed Plan	FBA					No
205471594	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called 2/XX/2019 to make a payment; discussed repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	812.82	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	98.39	96.99	31	0	0	0	111111111111111111111111111111100000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205588135	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted the servicer and stated they are aware of loan status and doesn't want to be called. Representative was unable to complete the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed inspection fee.  The servicer responded that there were several inspections done on the property.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 10/XX/2017 reflects that no damage was discovered via inspection.	Yes	30	XXX	6	551.59	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	0	0	0	111111111111111111000001111111000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Extension	4/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 04/XX/2017.	Limited	Completed Plan	EXT					No
205588149	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was called on 11/XX/18 and made a $1003.37 payment.  A repayment plan was discussed but the borrower declined it as it was unaffordable.  The delinquencies were caused by excessive obligations and a unemployment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute for payment history was resolved.  No additional details provided.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	552.43	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	30	1	0	0	111111111111000011111011111111121111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205588161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1438.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	99.5	99.33	107.49	33	3	0	0	111111111111222111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205545856	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to schedule a $874.33 payment.  The borrower and servicer discussed a modification but it was not pursued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	688.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	3	0	0	111111111111111111111112121211111100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	2/XX/2016	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205588179	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated intent to retain the property and the property is owner occupied. The borrower also stated they were confused about information received from the Servicer being different. The servicing agent provided the fax number to the borrower to send supporting documents from their bank verifying payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called and stated they had submitted a payment with the incorrect bank account information and wanted to place a stop payment. On 04/XX/2018 the Servicer responded to the dispute stating the payment had been confirmed on 08/XX/201. n the amount of $2022.30. The Servicer also informed the borrower of insufficient funds if the payment is returned. The issue appears to be closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1335.52	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	26	4	1	0	000001111111112223211111111111111111	Yes	No	Servicing Problems	Resolved		No	No	Yes	11/XX/2015	1/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205750051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer informed the borrower on 08/XX/2018 that the documents are in the process of getting notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1080.94	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	97.85	73.39	16	1	1	7	000000088876543211101111101101111110	Yes	No	Unemployment	Resolved		No	No	Yes	5XX2013	11/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8XX2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08XX2018.	Limited	Completed Plan	Non-HAMP					No
205750059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  per comments on 01/XX/2018 from property inspection the property is listed for sale.No additional information in comments. There was a bankruptcy filed with no information comments to chapter or when filed documentation on a reaffirmation agreement. Loan was modified 08/XX/2014 and had rolling delinquency since modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  on 08/XX/2017 comments indicate a reaffirmation agreement with no other details as to if it has been executed. Bankruptcy may have been filed out of scope.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	936.54	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111112111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205470748	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party has scheduled the payment for 11/XX/2018 and cited the reason for default as excessive obligations.

On 02/XX/19 the borrower called and promised to pay $1202.12 scheduled for 02/XX/19 & again on 03/XX/12.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 12/XX/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	4	922.33	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	88.89	87.75	2	1	1	6	000000000766654321000000000100000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205588227	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in and made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5.875	968.77	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	14	19	0	0	222222222222222221100011111211111211	Yes	Yes	Illness - Mortgagor	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205588243	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in wanting to return loan modification documents. 02/XX/2019 borrower called regarding billing statements still being sent to the lawyer, this was cancelled in January.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is trial plan default.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  trial plan completed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	750.82	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	96.99	109.74	92.95	6	2	2	7	000000077776543211110032101000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205471656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to make a payment as they had received an error online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1468.18	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	99.84	107.73	33	1	0	0	111111111111211111111111111101111101	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205588299	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer and discussed modification.  They made a promise to pay $1082.53 by 8/XX/18.  The borrower has Parkinson's disease.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated credit bureau dispute and servicer responded with credit correction to payment history.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2.25	761.73	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	19	0	0	0	111111111111111111100000000000000000	Yes	Yes	Illness - Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205545906	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to have entire late fee balance waived and was advised that all could not be waived and would request the last two be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1295.23	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	22	7	1	0	001111111121111111111110022110032222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205588323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Called borrower, payment made and discussed options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	755.14	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	29	2	1	1	011111111111111111110101112432111111	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment plan	9/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		Borrower started a repayment plan.	Limited	Active Plan	Non-HAMP	9/XX/2018	10/XX/2018	11/XX/2018	2/XX/2019	No
205470965	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the borrower was contacted to secure payment. The borrower stated they would catch up on the account when they can. A promise to pay is scheduled for 03/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The comments referenced a prior bankruptcy. Notes on 03/XX/2018 and 09/XX/2018 referenced a "Day 45 discharge" letter. The details of the bankruptcy including the chapter, case number, filing date, and discharge date were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	461.67	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111111111111111111111100	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471073	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1098.47	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111111111011111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205588391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment. The borrower inquired on the modification application and was advised how to apply. Application documents were mailed to the borrower. The borrower stated the RFD was due to rejection of a deferral and spouse being out of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	7	266.12	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	111.11	100	4	14	2	0	222222222322223211000000000110000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	12/XX/2018	FB	Yes	No	Yes	Forbearance	No	A reset was rejected as the borrower made two payments in a month.	A reset was rejected as the borrower made two payments in a month.	Limited	Removed Plan	FBA					No
205588394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to inquire about the grace period and the Mobile Notary Service for the modification agreement. The borrower was advised the grace period  is 15 days starting 08/XX/2018 and the mobile notary was set up for 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1050.44	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	100	103.51	87.85	17	1	1	7	000000008887654321010111111111111111	Yes	No	Other	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 7/XX/2018	Limited	Completed Plan	Non-HAMP					No
205588403	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Representative updated borrower's contact information and advised the borrower of the status of the account. The borrower stated the past due issue happened a long time ago per trans. history looks like 1/14 due to a payment change. The borrower also states because of the homeowners insurance, was paying it own self and did not pay the amount per the billing statement. Representative advised as continued to make the payments we were taking an amount to complete the past due balances. Representative advised of the shortage per escrow analysis in 1/2014. The borrower stated never requested reimbursement from insurance provided. Representative advised to contact insurance as well. The borrower understood. The borrower also stated will be sending information to research request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Per commentary dated 8/XX/17 indicates the borrower is correct the payments are running one month behind through no fault of the borrower. The borrower did not know the January 2014 payment sent in in the amount of $755.28 was supposed to be $1021.35 due to an escrow shortage that was included in the January 2014 payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	491.04	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205470556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrowers phone call was returned and reviewed the account and monthly due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1075.68	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	34	0	0	0	001111111111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471667	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 11/XX/2018, the borrower returned the call regarding a payment reminder. On 02/XX/2019, borrower called in about unapplied funds. Borrower promised to pay $1,159.63 by 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The last reference to the bankruptcy was on 06/XX/2018 regarding an adjustment/correction. There was no mention of the case being dismissed/discharged or closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area. No damages were reported.	Yes	0	XXX	5.875	828.15	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	155.56	116.67	2	3	1	22	000000002543211266999999999999999999	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The modification was denied on 6/XX/2017.	Limited	Removed Plan	Non-HAMP					No
205471709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer went over terms of modification and amount that will be deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	674.13	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	92.1	1	1	1	6	000000000877654321000000000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modified 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205588473	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Talk to other party states made the payment today going into class and can't talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	830.54	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	17	14	0	0	111111111100000222222122211222211121	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2019	No		No	No	N/A		No										No			No	No			No																		No
205750156	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Caller was wondering why their name was on the account when they did not sign the note.  The servicer advised the account will be updated with only the one  borrower name reflecting on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2018; The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2018. No indication of any damage or hardship.	Yes	30	XXX	5.5	1001.9	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	108.33	17	6	0	0	111111111221221111000000000000110221	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2013	11/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205588479	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to check on the property inspection for insurance claim and was transferred to loss draft.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	1640.05	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		127.98	125.3	114.19	108.64	4	7	0	0	001122222210210000000000000000000000	Yes	No	Servicing Problems	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205750157	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer informed the borrower on 10/XX/2018 of the total amount due, the total amount due and discussed repayment plan options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.625	768.95	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111111000001100000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		Payment deferral booked.	Limited	Completed Plan	EXT					No
205750158	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to change bank information and scheduled a payment for 2/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 08/XX/2018 indicated the property was located in a FEMA Disaster Area. No damages were reported.	Yes	30	XXX	4.125	1248.63	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	19	8	3	3	111111111111110005543223222211211321	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Flex modification booked on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205750167	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated they would make a payment on 08/XX/2018 but were driving and could not talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4337, as noted on 10/XX/2017. There were no damages to the property.	Yes	0	XXX	4.625	474.7	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		117	142.18	128.12	112.75	13	1	0	0	000001111110011101010000000021100000	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	5/XX/2013	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205469358	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called wanting to know why their payment didn't change when they switched insurance companies.  Borrower also made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01XX2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing reinstatement amount.  Servicer advised borrower to contact their attorney as they did not have authorization to discuss the matter.  Borrower advised the attorney would call back.  There has been no follow up from the borrower or their attorney.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary dated 05/XX/2018 states a Motion for Relief was granted and the bankruptcy is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to XXX.  The disaster inspection dated 12/XX/2017 noted damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	Bankruptcy	XXX	5	1214.22	XXX	12/XX/2018	11/XX/2018	2/XX/2019	2/XX/2019		100	100	100	100	1	1	15	0	333333333333333210000000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	modification	1/XX/2019	MOD	Yes	No	Yes	modification	No		The modification was denied on 01/XX/2019 due to the borrower not returning the final documents.	Limited	Removed Plan	Non-HAMP					Yes	Active	10/XX/2018
205588514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a promise to pay in the amount of $1008.83 on 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	724.55	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	18	0	0	0	111111111111000101011100000100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205470566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to schedule a Promise to Pay payment for loan account in the amount of $975.04 effective 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	774.01	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	0	0	0	111111111111111110000000111111111000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	3/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 03/XX/2017.	Limited	Completed Plan	EXT					No
205588535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  9/XX/2018-Bwr called in to verify pmt had posted to account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	502.34	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	24	1	0	0	111111111111100000001001111001211111	Yes	Yes	Illness - Family	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750182	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and inquired about payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower noted on 8/XX/18 has flooding and water damage to the property.  There is no information on a claim being filed or if repairs are being done.  A prior claim was filed.  The borrower noted on 09/XX/2017 the repairs were fixed and spent alot of money.  The claim was closed on 03/XX/2018 with a drive by inspection noted on 03/XX/2018 due to the borrower not complying with the terms of the claim agreement.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 08/XX/2018.	Yes	0	XXX	3.5	1533.48	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	95.51	1	1	1	23	000000000099999999999876543219999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked on 5/XX/18. The loan was previously modified on 10/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205588546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 spoke to the borrower who made a promise to make a payment and was advised of the Know Your Options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	427.52	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	21	2	0	0	001111111112111021110101111000010000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470820	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Outbound call to borrower to collect past due payment, borrower stated will call back to set up Repayment plan.  On 02/XX/2019 -- Borrower called with a promise to pay $1957.52 by 03/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1377.63	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205588549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and schedule a payment for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	1877.56	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		166.67	150	133.33	133.33	8	10	2	4	011122222222321101000321100000008764	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	forbearance	11/XX/2018	FB	Yes	No	Yes	forbearance	No		Forbearance received	Limited	Active Plan	FBA	11/XX/2018	12/XX/2018	1/XX/2019	2/XX/2019	No
205588551	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Talk to borrower and borrower hung up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  5/XX/2017 Borrower called in states advised rep unable to make payment on 5/XX/2017 but could pay 6/XX/2017 but payment went through anyway and was charged fees.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	646.13	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		102.36	113.94	114.6	110.95	28	3	0	0	111111111111111101212011011002111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	Yes	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205588579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 borrower called about late fees on account advised I was able to get them removed customer thanked me.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	925.1	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	116.67	13	12	4	4	011111112232223223221211110055543221	Yes	No	Payment Disputes	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205588581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower states that he was out of work for a month. Made a payment in the amount of $1199.24. Also discussed reinstatement and repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	984.74	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	30	4	0	0	111111111211111112111121121111111100	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471776	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer discussed reinstatement, repayment plan and loan modification with the borrower. The servicer set the borrower on a 4 month repayment plan. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	2038.29	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	20	0	0	0	111111111110001000000001010010011111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	2/XX/2019	RPP	Yes	No	Yes	Repayment Plan	No		The borrower was approved for a repayment plan.	Limited	Active Plan	FBA	2/XX/2019	3/XX/2019	4/XX/2019	6/XX/2019	No
205471712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	379.36	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	8	28	0	0	111112222222222222222222222221221221	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205588626	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower discussed reinstatement. and made a promise to pay $955.30.  The servicer provided them with total amount due, last payment/next due, fees incurred, and knowyouroptions.com.  The servicer noted excessive obligations as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX was referenced by commentary dated 09/XX/2018.	Yes	30	XXX	6.625	768.37	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	29	0	0	0	111111111111111111000001111101111110	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	4/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 04/XX/2017.	Limited	Completed Plan	EXT					No
205471780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to discuss payment. Provided borrower information on bi weekly auto pay and how to attain it
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	943.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	15	0	0	0	111111111111100000000000000000001100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205588642	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to update email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2018; comments dated 10/XX/2018 reflect that no damage was discovered via inspection.	Yes	0	XXX	4	119.01	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	6	1	1	4	000000000110000001000000765432101100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469366	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer called in with question on claim check. Customer's questions were addressed; claim was closed 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2018.  No damage was reported.
				Prior property wind damage occurred on 03/XX/2018. Claim funds in the amount of $9336.56 were received and endorse and released to the borrower on 04/XX/2018 due to the claim being classified as non-monitored.	Yes	30	XXX	4.75	2015.61	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2018	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205750225	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called in to schedule payments on the account and was transferred to loss mitigation for trial repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Virginia XXX (DR-4401) declared on October 15, 2018. No damage found due to disaster.	Yes	0	XXX	5	1650.18	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		141.07	137.2	124.8	101.94	4	5	0	0	000111222221000000000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	10/XX/2018	RPP	Yes	Yes	Yes	Repayment Plan	No	Flex Modification denied on 05/XX/2018 due to insufficient payment reduction.	6-Month Repayment Plan set up from July- Dec 2018 IAO $2796.65.	Limited	Active Plan	Non-HAMP	6XX2018	7/XX/2018	8/XX/2018	12/XX/2018	No
205750239	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower requested late fees be removed from account on 9/XX/18.  The serivcer advised that they would be waived after the modification was completed.  On 9/XX/18, the borrower was advised that $117.26 would be waived but $293.15 would remain.  The borrower attempted to re-open the dispute on 10/XX/18 but the request was denied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 9/XX/18, the borrower was advised that all late fees would be waived after the modification was completed.  On 9/XX/18, the borrower was advised that $117.26 would be waived but $293.15 would remain.  The borrower disputed the remaining late fees but the servicer would not re-open the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 08/XX/2018. No damages were reported.	Yes	0	XXX	4.25	1172.56	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	122.22	108.33	5	3	2	11	000000001232110000009999998765432110	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Apollo modification booked on 07/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205588686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in and scheduled a payment for 1XX19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.25	366.63	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	7	0	0	111111111111111012122221011122110000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750253	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	340.49	XXX	3/XX/2019	2/XX/2019	1/XX/2019	2/XX/2019		177.5	172.08	148.05	127.71	5	0	0	13	000000111110000000000009889988999999	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active	2/XX/2019
205470565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for 02/XX/2019 in the amount of $1053.56 and to find out the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	2	696.94	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	100	4	14	0	0	222222222222221110000001000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205588746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower regarding making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was dismissed on 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	855.19	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	90.31	192.73	0	0	0	25	000000000009999999999999999988887776	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205467680	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Customer called in regarding endorsing check for property damage. Transfer to loss draft department and provided number.
There was no borrower contact during the 12/XX/18-2/XX/19 review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Repairs completed. 100% inspection noted 02/XX/2018.	Yes	30	XXX	4.625	1208.89	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		119.26	118.28	112.19	109.14	35	0	0	0	111111111110111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205471796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in to confirm payment was received for the account. Borrower was advise of next payment due. Borrower requested for funds that were misapplied to be applied as a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	811.5	XXX	5/XX/2019	4/XX/2019	2/XX/2019	2/XX/2019		200	150	133.33	116.67	18	3	0	0	011111111100222110000000001001111110	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	3/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 03/XX/2018.	Limited	Completed Plan	EXT					No
205546070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  ADvised the borrower pf the account status and total amount due. Borrower will make the payment online on 10/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1051.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	19	0	0	0	111111111111111110110000000000000000	Yes	Yes	Illness - Family	Resolved	Weak	No	No	Yes	2/XX/2016	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205466450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated they would make the payment towards the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	1551	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct	100	100	100	100	34	0	0	0	111111111111100111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		Loan extension completed 12/XX/2017.	Limited	Completed Plan	EXT					No
205471810	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The representative discussed the loss draft claims with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XXX. The borrower advised the property was damaged by the hurricane on 09/XX/2017. The borrower filed a claim and obtained a contractor. An inspection was completed on 09/XX/2018 showing 95% of repairs were completed. The notes referenced a delay in the process of completing the claim due to the borrower had a dispute with the contractor. However, the remaining funds were released from the claim on 11/XX/2018.	Yes	0	XXX	4.5	2147.2	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	109.07	106.79	105.15	1	1	11	0	000003333333333321000000000000000000	Yes	No	Unable to Contact Borrower	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 10/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205588808	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower cited excessive obligations as their reason for delinquency.  They verified their information and discussed a six month repayment plan.  A repayment plan letter was sent out by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2017. No damages were reported.	Yes	0	XXX	4.125	691.82	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		128.91	131.12	131.86	123.89	4	9	0	0	000001112222222221000000000000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750316	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and states was not impacted by hurricane.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer noted a credit bureau dispute and credit correction due to bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to storms and flooding (DR-4363) on 8/XX/18. There is no indication of property damage.	Yes	Bankruptcy	XXX	4.625	742.01	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	24	8	4	0	111111111111222212121111111111223333	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		Yes	Active	11/XX/2018
205750341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	1229.98	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	12	3	0	0	111111111100000000000000101000000222	Yes	Yes	Other	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	N/A	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			No																		No
205750342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in for a copy of the 1098 tax form and was advised of the website. The borrower was assisted with a temporary password access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  A motion for relief was filed 09/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1014.33	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	83.33	122.22	133.33	1	3	0	24	000000001222466555555666565544555657	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan mitigation application was denied.	Limited	Removed Plan	Non-HAMP					No
205750353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke with an agent and stated that their payment had already been sent through BIll Pay and the escrow deposit was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The commentary did not provide the bankruptcy filing date, chapter, disposition date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1063.41	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	128.87	119.25	114.44	9	3	3	15	000000111111111223233447778898899999	Yes	No	Payment Adjustments	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205750361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 -- Talked to borrower -- trying to catch up with payments -- promises to pay thru the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4	475.82	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	3	16	0	0	222222222222221000000001221000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  9/XX/18-The borrower contacted the servicer on 09/XX/2018 to schedule a payment in the amount of $1,553.65.

12/XX/18- Borrower is waiting for case to settle so she can bring account current.Promised to pay $1553.65
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.375	767.67	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	19	5	1	4	111111111110002221100765432110211110	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification denied on 2/XX/17	Limited		Non-HAMP					No
205588824	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower scheduled a payment on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	439.17	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	99.37	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2017	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205546127	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower stated he wanted to refinance the servicer discussed a loan modification with the borrower, and set up a trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	463.58	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	0	0	0	111111111111111111111110111100000000	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	2/XX/2019	MOD	Yes	No	Yes	Modification	No		On 02/XX/2019 the borrower stated he wanted to refinance the servicer discussed a loan modification with the borrower, and set up a trial plan.	Limited	Active Plan	Non-HAMP	2/XX/2019	2/XX/2019			No
205588837	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower wanted to process a payment and stated that they will make another payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	608.16	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	99.13	33	0	0	0	111111111111110001111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205588842	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower spoke to the servicer and went over account information.  The servicer provided them with knowyouroptions.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property Inspection required after recent disaster and performed 8/XX/18. No Damage reported.	Yes	0	XXX	4.375	169.6	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		107.22	103.61	99.78	86.35	6	4	1	9	000000077765554432222100011011000100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked on 8/XX/18. Forbearance plan completed on 1/XX/18.	Limited	Completed Plan	HAMP					No
205471863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  2/XX/2018- Borrower spoke with agent discussed account and requested process to remove name from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	942.73	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	22	6	0	0	011111111111112221221000101121101100	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to get 1098. Provided account information on amounts due, borrower stated is going though other things and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	909.1	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	98.81	96.84	95.85	18	0	0	0	111111111111111111000000000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205470892	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 11/XX/2018, Borrower called for payment posting inquiry. On 12/XX/2018, borrower called regarding RFD. Borrower advised of payment made. Discussed delinquent amount and months past due. Discussed repayment plan loan modification options. RFD - curtailment of income - borrower stated they have more expenses than income coming in. On 2/XX/2019, borrower called with promise to pay $724.19 by 3/XX/2019. Also called for year end statement/1098 inquiry. RFD - curtailment of income - borrowers hours were cut.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	523.78	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	2	0	0	111111111111111111100011121111211100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205588882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments show borrower called requesting copy of payoff quote, servicer advised it would be sent via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	439.81	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		109.85	138.26	136.62	127.46	14	14	0	0	000011122222222222111100222111111100	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205588934	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that the payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1322.03	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	7	0	0	111111111112111122111112211211121100	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205588964	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	686.36	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111100101110011110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205750489	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called on 01/XX/2019 to promise a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No Bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area that was impacted by XXX, September 2017. The disaster inspection was completed on 10/XX/2017 and found no damage.	Yes	0	XXX	5.125	1804.11	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	A $2497.47 payment was made on 12/XX/18. The next payment is due for 1/XX/2019.	100	100	88.9	83.35	1	1	1	7	000000007776654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Borrower completed the loan modification	Limited	Completed Plan	Non-HAMP					No
205750494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018-  Assessed borrower's financial situation and explored options to avoid foreclosure. Customer provided with HUD counseling phone number. Reason for default  was payment adjustment and customer is self-employed and business is slow. Customer scheduled a payment of $2,636.84. Customer informed of payment options and previous modification.
2/XX/2019-  Borrower spoke with agent made arrangements to pay $2636.84 scheduled 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	2104.8	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	0	0	2	111111111111111111111110111111100087	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification denied 12/XX/2015 due to borrower did not return final modification documents. Modification denied 4/XX/2016 due to trial has lower payment amount. FNMA Alt modification booked 5/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205750495	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was contacted and discussed workout options. The borrower stated tried to sell the property twice but were unsuccessful.  They now have a tenant and their intent is to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to sell property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; comments dated 10/XX/2017 reflect that no damage was discovered via inspection.	Yes	60	XXX	5	743.28	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	16	17	1	0	222222222232222222111111111111110011	Yes	Yes	Inability to Sell Property	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750497	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted and they made a promise to pay $2004.11 by 01/XX/2019. The promise was not kept.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing why payment information appears different online
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	1070.19	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	5	4	2	111111111111154333321111222111001211	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205469376	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called and made a promise to pay by 5/XX/2016 via the Web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit dispute request with no information of the specific dispute details.  The servicer denied the the credit update due to insufficient information.

Prior credit disputes were made and resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	1557.73	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.86	99.57	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Cancelled					Yes	Yes	N/A	No	No			No																		No
205471959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated does not get paid in the summer and fell behind. Repayment options were discussed. The borrower advised to call back another time as currently at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1041.85	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	105.38	31	0	0	0	001111111111111111111110111111011110	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205750548	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower promised to pay $936.61 by 02/XX/2019 via IVR and was transferred to the Refinance department  to inquire about adding the spouse to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	598.4	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	21	2	0	0	001111111121100010011110100110121001	Yes	No	Curtailment of Income	Resolved		No	No	Incomplete	4/XX/2017	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer discussed the account with the borrower. The reason for the delinquency was due to excessive obligations. The borrower said that the account has been behind for some time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	874.7	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	101.33	100.89	100.67	31	0	0	0	111111111111111111111101100001111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470920	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 spoke to the borrower borrower who made a promise to make a payment for $817.81 effective 2/XX/219.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.5	441.04	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	12	0	0	10	111111111110000001000000009999999999	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	1/XX/2017	MOD	Yes	No	Yes	modification	No		FNMA Apollo Modification booked 1/XX/17.	Limited	Completed Plan	Non-HAMP					Yes	Active	11/XX/2018
205589076	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment on 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2018. No damages were reported.	Yes	60	XXX	6.375	792.52	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	91.67	14	17	0	0	222222222211100222211122101211111100	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		The borrower completed a three month loan extension on 12/XX/2017.	Limited	Completed Plan	EXT					No
205470353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer stated will mail a payment of $1989.50. Servicer advised of Hardest Hit Funds applied to account in the amount of $35695.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1332.2	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	271.45	203.59	1	1	2	23	000000000999999987654321999999876543	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification was denied 02/XX/2018; unable to lower payment.	Limited	Removed Plan	Non-HAMP					No
205589091	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and authorized a payment in the amount of $639.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.25	382.08	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	14	3	1	2	111111111111102322100000000000000054	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	1/XX/2019	RPP	Yes	No	Yes	Repayment Plan	No		The borrower was approved for a 4 month repayment plan in the amount of $639.06; effective 0/XX/2019 through 4/XX/2019.	Limited							No
205589095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called about the delinquency, they rejected a repayment plan discussion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1240	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	17	3	0	0	111111111111111002221000000100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Extension	10/XX/2017	MOD	Yes	No	Yes	Extension	No		The borrower completed a loan modification on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205750584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to inquire about insurance premium and wanted to know if the premium had been disbursed. The servicing agent advised the borrower that a call out and message was left for the insurance carrier to obtain a copy of the invoice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	875.85	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100.17	100.87	99.67	98.69	29	0	0	0	111111111111111111111111111110000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	10/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750592	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated that former spouse stopped making payments and wife is trying to keep property. Borrower promised to pay $1870.65  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1281.25	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	6	13	2	1	112222222223222211110000000000000043	Yes	Yes	Marital Difficulties	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750609	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called to schedule a payment and discuss the Billing statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower requested a refund of a over payment due to the recently approved disaster forbearance plan.  The transaction was reversed on 09/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. A claim was filed for damage that occurred on 12/XX/2016. The claim was closed on 06/XX/2018 with all funds released and a 100% inspection dated 06/XX/2018.	Yes	0	XXX	2	1028.28	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		166.67	133.33	122.22	141.67	9	14	1	4	011222222225554321000000011111222212	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2XX2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Repayment Plan	11/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		6 month repayment plan approved 07/XX/2018.	Limited	Active Plan	FBA	9/XX/2018	8/XX/2018	12/XX/2018	1/XX/2019	No
205750612	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018- Borrower/ Third Party called in authorized payment for $2039.23 dated 11/XX/2018... No additional contact- (Delinquent- 30)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1701.18	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750643	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding tax disbursement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	1086.48	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205750649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	1628.04	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	13	0	0	0	111111111111100000000000000000000000	Yes	Yes	Illness - Family	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589118	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to inquire about payments and to confirm payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	321.03	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	13	2	3	18	111111111111122334455566776665655443	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	11/XX/2018
205471964	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The third party stated the reason for the delinquency is from the modification in 5/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated when the loan was modified they were told to skip a payment. Also advised working with another agent.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	270.78	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	0	0	2	111111111111111111111111111111111066	Yes	Yes	Payment Disputes	Temporary	Weak	No	No	Yes	11/XX/2015	2XX2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					Yes	N/A	N/A	No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was modified on 5/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205472077	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower, fell on hard times but wants to make payment. Assisted borrower with payment, made payment for 01/XX/19- $ 646.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	462.59	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	111111111111111111100000001100000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205546260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	1228.98	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111110111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205467029	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2018. No damage was reported.	Yes	30	XXX	6	694.9	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111111111111110100000000010	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471912	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to inquire about the 1098 Year -End Statement and requested document be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 11/XX/2018 reflect subject located in FEMA Disaster area for CA Wildfires. A Damage Area Inspection was ordered 11/XX/2018; however, the results were not evident. No reports of property damage from the borrower.	Yes	30	XXX	6.5	2439.78	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470865	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	1509.46	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	96.22	94.33	28	1	0	0	111111111111100001110001111211111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205467028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2017.  On 8XX2017 Borrower has received a tax delinquent notice from the county and that they have taken over the lien since the taxes were not paid out and the borrower was looking to have a disbursement sent out. Representative advised the taxes were not disbursed out due to BK court order. The borrower requested to speak with a supervisor. Call transferred to supervisor. BK cannot approve taxes however 32 has been removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	451.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	83.33	11	0	0	0	111111111110000000000000000000000000	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8XX2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472118	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and made a payment in amount of $1900.10 and was provided with the confirmation number. The agent assessed the borrower's financial situation ad explored options to avoid foreclosure. The borrower was advised o their right to request a follow up meeting within 14 days and was provided with the toll free HUD number to reach a certified HUD counseling agency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	1517.7	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.89	99.67	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205750722	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in and made two payments totaling $3177.02 for the months of December and January. The loan reinstatement was completed. The servicing agent issued a courtesy late fee waiver to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	935.9	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	29	2	0	0	001111111111111111100011111111121121	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	5/XX/2017	FB	Yes	No	Yes	Forbearance	No		4 month forbearance plan completed.	Limited	Completed Plan	FBA					No
205469037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	650.05	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	99.47	99.11	107.13	27	4	0	0	111111111122221111111111111111100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205589198	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.625	610.49	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.17	109.79	106.6	15	14	0	0	111112222221222222211111021000000111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750757	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to schedule a payment to bring the account current and options were also discussed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute. Borrower was advised of a reversed payment for August 2017.
01/XX/2019 borr called about escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area and we have captured that a disaster inspection dated 10/XX/17 reflects no damage was discovered.	Yes	0	XXX	5.875	1067.33	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.38	116.69	111.13	108.35	16	0	0	0	000111111111111111100000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205750759	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 Commentary stated call was in reference to borrower scheduling a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 10/XX/2016 Commentary states a Chapter 13 Bankruptcy was filed but but no other information was provided.	Yes	30	XXX	5.125	811.19	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	1	0	0	111111111111121110000000011111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750773	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer spoke with borrower and informed must make payment by end of month to avoid negative credit hits. If borrower can not will call back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer noted a credit bureau dispute with a credit correction to payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1034.54	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	89.61	84.95	1	1	1	7	000000007777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked on 7/XX/18	Limited	Completed Plan	HAMP					No
205750783	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 08/XX/2016. No damages were reported.	Yes	30	XXX	5.375	556.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	22	9	1	0	111111111112223210221211111212111000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750789	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower wanted to know the loan is current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting dispute, this has been resolved 12/XX/18. Borrower called in on 01/XX/19 to see if mortgage insurance was removed, advised yes it was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1232.72	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		126.04	146.35	130.9	123.18	10	20	2	0	000022222223222222222111322221111111	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	No	No	No			Yes	Modification	12/XX/2015	MOD	Yes	No	Yes	Modification	No		loan modified	Limited	Completed Plan	Non-HAMP					No
205750804	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  inbound call from borrower to make payment, and to discuss escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1121.78	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	31	2	0	0	111111111111111011111111111111221100	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promised to pay $174.44 by 10/XX/2018 via mail to bring the loan current  for October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	297.99	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	116.67	15	5	2	1	000011111123211224321101111010000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589214	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called to review lapse of insurance. Borrower set promise to pay by mail 3/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX noted on 09/XX/17. No property damage was noted.	Yes	30	XXX	5	336.83	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	0	0	0	111111111111100111110000000001111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750848	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Agent called and asked for payment.  Borrower says will call back by end of week to schedule one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	889.13	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	7	0	0	111111111110111022211111112221121111	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Extension	11/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 11/XX/2017.	Limited	Completed Plan	EXT					No
205750866	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called with a concern about the credit on the statement and advised he would speak with the Escrow department to see if the payment was applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property located in disaster area. Disaster inspection ordered on 08/1718 . Comments dated 09/XX/18 reflect no damage to property via inspection.	Yes	Bankruptcy	XXX	4.125	1239.41	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	100	7	0	0	21	000011111110000999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Hamp modification completed on 12/XX/17.	Limited	Completed Plan	HAMP					Yes	Active	2/XX/2019
205472173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called regarding delinquency letter. Servicer advised account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	762.62	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	93.44	11	1	1	11	000000000098877654554321111110011111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Completed modification 05/XX/2018	Limited	Completed Plan	Non-HAMP					No
205469383	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  As of 11/XX/16, the borrower was 3 months delinquent but was not interested in a repayment plan.  The delinquency was caused by a reduction in income on a new job.   Borrower called on 1/XX/17 to schedule a $1833.62 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a loan modification was completed prior to the review period.	Yes	30	XXX	5	1430.19	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	108.33	17	14	0	0	111111111111221112211000002222222222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2017	No	Employed-New Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205471997	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1139.38	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	1	0	0	111111111111111111111101112111100011	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472121	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to get status of loan. 2/XX/2019 borrower called to state payment will be made before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  CFPB 45 day discharged bankruptcy solicitation letters were noted on 12/XX/2017 and 06/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was impacted by XXX as noted on 10/XX/2017. No damage was noted.	Yes	0	XXX	4.75	942.32	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	114.8	86.1	1	1	1	5	000000007765432100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was booked on 07/XX/2018.	Limited	Completed Plan	HAMP					No
205470988	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated they would make payment by end of month to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017, no evidence of damages.	Yes	30	XXX	7.375	1167.25	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	31	4	0	0	111111111110222111111111121111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	3XX2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 03XX2018.	Limited	Completed Plan	EXT					No
205589273	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called about account showing due for October instead of November.  Borrower was advised of payment history and that deferral is still awaiting investor approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 12/XX/2017 reflects that no damage was discovered via inspection.	Yes	30	XXX	4.125	611.32	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	99.27	99.03	98.91	17	0	0	0	111111111111111110000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470881	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower had issues with overdrafts and cancelled the auto payment withdrawals in 3/2018.  Borrower called on 5/XX/18 to schedule April's $815.61 payment for 5XX18.  The borrower promised to pay the May payment in two weeks.  The delinquency was caused by a personal illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	567.32	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.89	91.43	11	0	0	0	111111111110000000000000000000000000	Yes	Yes	Illness - Mortgagor	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205546409	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  Most recent contact with borrower was borrower confirming payments were received for June and July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster area noted on 09-XX-16. Disaster inspection completed on 9-XX-2016 showing no damage.	Yes	30	XXX	4.625	750.89	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	111.11	108.33	18	18	0	0	111111122222222222222222211111111111	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8XX2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750890	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to see why their statement was higher than normal.The agent attempted to contact the escrow department, however the escrow department was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4337, as noted on 10/XX/2017. There were no damages to the home.	Yes	0	XXX	6.125	463.06	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100.03	100.04	116.7	4	3	1	4	000000000011223211000000000000008765	Yes	No	Other	Resolved		No	No	Yes	1/XX/2010	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	5/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The borrower completed the repayment plan on 05/XX/2018.	Limited	Completed Plan	FBA					No
205589298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.625	509.69	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	11	0	0	0	001111111110110000000000000000000000	Yes	No	Marital Difficulties	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205750899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower promised to pay $1,868.34 on 11/XX/2018.  On 03/XX/2017 the borrower stated they are interested in the reset program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	930.81	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	108.33	19	2	0	0	000011111221111111111001111000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Extension	4/XX/2017	MOD	Yes	No	Yes	Extension	No		The borrower completed a 1 month loan extension on 04/XX/2017.	Limited	Completed Plan	EXT					No
205750944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Discussed options to reinstate loan, borrower denied.  Borrower is bringing loan current themselves..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.5	390.89	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		132.11	115.14	108.14	131.66	8	21	2	1	000111111110433222222222222222222222	Yes	No	Inability to Rent Property	Temporary		No	No	Yes	12/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer called and customer stated they had no questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  First bankruptcy notation on 3XX2016. CFPB bankruptcy discharge letter sent on 7/XX/2018 confirming a bankruptcy was on the account that had been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification prior to loan notes confirmed by step rate notification mailed 2/XX/2016.	Yes	30	XXX	4.5	1537.52	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111111111111111111001111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205472019	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a promise to pay by 4/XX/18 via Speedpay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower calling in to see why double payment was taken out, while representation was on the call with the borrower, the manager reached out to the borrower and the issue was resolved.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	927.97	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	31	0	0	0	111111111101011000111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Extension	9/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 09/XX/2017.	Limited	Completed Plan	EXT					No
205750965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and discussed escrow shortage and payment change was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	725.28	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	18	0	0	0	000011111111111111111100000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	5/XX/2013	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205589340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2018.  The servicing agent discussed reinstatement and repayment plan options with the borrower. The borrower stated will speak with spouse and verified property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1005.6	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	24	5	0	0	111111111111121111122210211110100000	Yes	Yes	Marital Difficulties	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10XX2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was booked on 03/XX/2016	Limited	Completed Plan	Non-HAMP					No
205472140	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower made payment iao 609.43 and agent advised borrower of repayment plan and borrower stated that she would look into it
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	350.1	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	Resolved	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472123	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized third party called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	6.875	465.13	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.58	1	1	1	7	000000000055544321000000000000000079	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		An Apollo modification was approved on 4/XX/2018 and booked on 5/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205469396	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018 spoke to borrower about property inspection notice. The borrower stated left a note.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  C&D Discharged Bankruptcy Solicitation Letters noted. No filing or termination details evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	568.05	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	99.76	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205546456	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	726.1	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	133.33	133.33	12	4	7	12	111111111444555444323221110433233443	Yes	Yes	UTD	UTD	Weak	No	No	Yes	7/XX/2016	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	11/XX/2018
205751006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party (spouse) called to make a payment; options provided and the co-borrower consider a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	764.79	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	1	0	4	111111111111101000000011112110007666	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	10/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Retired	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan modification completed 06/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205546508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the borrower was contacted for the payment due and stated they had excessive obligations due to some unexpected bills. the agent's notes indicate they discussed reinstatement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	689.08	XXX	3/XX/2019	2/XX/2019	2XX2019	2/XX/2019		133.33	116.67	111.11	108.25	27	4	0	0	001111111111112111111021111111100221	Yes	No	Excessive Obligations	Temporary		No	No	Yes	1/XX/2016	2/XX/2019	Yes	6/XX/2018	No	Employed-New Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205546516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called due to a missing payment on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	629.78	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	9	2	3	7	000000000111110088876543323210101001	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	1/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification option explored/attempted	Limited	Completed Plan	Non-HAMP					No
205751017	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 9/XX/18 to schedule a $1000 payment since it did not automatically draft on 9/XX/18.  The borrower would like someone to call back to discuss a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A disaster was noted on 9/XX/17 but no damages found during the inspection on 10/XX/2017.
				The loan was previously modified on 11/XX/2010.	Yes	0	XXX	4.375	882.22	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	11	0	0	0	001111111111100000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2013	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751018	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to advise that the brother lives with them and makes the payments. The brother is waiting for their tax refund then home repairs, and has left a message on brothers phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.25	409.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	28	1	0	0	111111111111111111111101111211000000	Yes	Yes	Property Issues	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment of $1382.68 for the last payment on the repayment plan. The borrower inquired about a pate payment reflecting on their credit report and wanted it removed. The servicing agent advised the borrower that the account was delinquent and the credit hit would mostly likely not be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	886.35	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	116.67	7	12	4	6	002112222222223321321111000007676543	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 10/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205751032	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower requested a call back on Friday after 3:00 pm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2018; no evidence of damages.	Yes	30	XXX	5.125	993.27	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019	Paystring verified correct	100	100	100	100	21	0	0	0	111111111111111111110100000000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2016	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205751071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  borrower scheduled payment for $881.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	459.24	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	17	1	1	9	111111111111111100000010099998765432	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No										No			No	No			Yes	modification	2XX2017	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 02XX2017.	Limited	Completed Plan	Non-HAMP					No
205751076	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment by phone and was advised of the $14.00 fee. The borrower advised that they will make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	8.375	338.93	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	90.68	84.83	1	1	1	7	000000007777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205469419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower  called in regarding a letter he received stating he is in default. The customer states he will be making his March payment on March 31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	842.15	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	18	0	0	0	111111111111100000011100101000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472359	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 of the telephone number to reach a HUD certified agency.
There were were numerous unsuccessful borrower contact attempts during the 12/XX/18-2/XX/19 review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	972.31	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472145	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to verify payment amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	246.71	XXX	3/XX/2019	2/XX/2019	1/XX/2019	2/XX/2019		100	83.33	91.99	79.65	2	1	1	10	000000000999998765432100010000000000	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower was approved for a loan modification and was placed on a three month trial modification plan. The borrower successfully completed the trial plan and the FNMA Flex modification was booked 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205472267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  The borrower called in and made a payment of $513.41 and inquired about increase in payment to $545.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	347.23	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	108.33	16	2	0	0	111111111111211121000000000000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2XX2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower authorized a payment in the amount of $1195.36.  The borrower advised they have not received a new payment coupon booklet since the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.5	873.49	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	114.2	114.16	85.62	2	2	1	6	000000077765432211000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2016	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205589496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower stated that a payment will be issued within the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1375.48	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	132.08	118.88	112.28	23	0	0	2	000001111111111111111111111100000054	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589498	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: XXX referenced on 09/XX/2018.	Yes	30	XXX	6.75	202.13	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	28	7	0	0	111111111111111111111121122211221201	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 02/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	155.04	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	16	20	0	0	112222222222222222222211111111111111	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	1/XX/2019	No	Not Employed	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	4/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205751127	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Transferred: Borrower wanted to get some cash out of her equity. Borrower was transferred to mortgage professional.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX referenced on the loan on 09/XX/18.	Yes	0	XXX	4.625	307.34	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	10	0	0	0	000111111110010010000000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	1/XX/2016	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205589506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018- Borrower called in for account and payment information- stated curtailment in income- borrower had cancer- tenant behind on rent- inability to rent property- 05/XX/2018- authorized payment for $1074.93 dated 05/XX/2018.... discussed payment plan... ( Borrower has had a previous modification on loan-  loan is delinquent 30 days)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	792.75	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111110111111100000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205546640	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer counseled on options website. Customer informed account due for October. Customer stated they would try to send extra $100.00 plus $20.00 for late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per notations on 10/XX/2016 customer informed they needed to be transferred tot eh bankruptcy department due to showing active bankruptcy. Then customer informed that the bankruptcy is showing as discharged. CFPB Discharged BK Solicitation letter mailed 10/XX/2018 help support bankruptcy was discharged. No specific dates provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	413.41	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	99.64	18	0	0	0	111111111111111111000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205470639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested an ACH form.  Default reason is borrower thought they were on autopay.  Borrower made a promise to pay in the amount of $1840.14 by 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	262.68	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	7	8	2	3	000000000021054321322210002121021109	Yes	No	Servicing Problems	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2016	MOD	Yes	No	Yes	Modification	No		FNMA ALT modification booked.	Limited	Completed Plan	HAMP					No
205589575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and requested billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	643.41	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	23	0	0	0	001111111111111111001000111111000000	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	8/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The 6 month Repayment Plan was set up on 8/1.	Limited	Active Plan	Non-HAMP	8/XX/2018	8/XX/2018	11/XX/2018	10/XX/2018	No
205472385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	254.13	XXX	4/XX/2019	3/XX/2019	2XX2019	2/XX/2019		166.67	133.33	122.22	108.33	17	3	1	4	001111111100011100211100655432211100	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8XX2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Borrower was approved for a modification.	Limited	Completed Plan	HAMP					No
205472390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower discussed options to bring her loan current and went over financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	528.57	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	9	0	0	111111111111112222221211221111000000	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205751212	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for $998.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	669.88	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	100	12	2	1	5	111111111232110000000010000000066655	Yes	Yes	Marital Difficulties	Temporary	Weak	No	No	Incomplete	4/XX/2017	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modifications	5/XX/2018	MOD	Yes	No	Yes	Modifications	No		A loan modification was denied 05/XX/2018. A previous loan modification was completed on 08XX2016.	Limited	Completed Plan	Non-HAMP					No
205546686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make payment iao 721.07 and acknowledged payment change for following month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 06/XX/20217 the borrower agreed to remove an unsafe garage since the borrower received a notice from an attorney representing the City.	Yes	30	XXX	4.5	299.44	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	25	1	0	0	111111111111111110100110011210010100	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471064	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment of $1,374.37 over the phone.  They also requested to set up 5 payments through auto draft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was resolved on 09/XX/2018 balance updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	843.82	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		66.67	116.67	111.11	100	15	0	0	0	000011111111111111000000100000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Extension	3/XX/2018	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 03/XX/2018.	Limited	Completed Plan	EXT					No
205589625	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in payment for $480.95 for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	182.34	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		105.3	108.33	119.31	99.07	7	5	2	7	000000077776543211002112322110001000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 8/XX/2018	Limited	Completed Plan	Non-HAMP					No
205589629	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Called to see if a payment had posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Disaster (unknown type) referenced in comments on 08/XX/18. No damage/impact noted.	Yes	0	XXX	2	975.08	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		134.16	117.08	111.39	108.54	30	0	0	1	000111111111111111111111111111111005	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification booked 04/XX/16.	Limited	Completed Plan	Non-HAMP					No
205589638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	1049.41	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	150.59	0	1	0	25	000000000025655667999899999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification denied 12/XX/2015 due to customer not returning documents. Modification denied 6/XX/2016 due to customer not returning documents. Modification denied 12/XX/2016 due to customer not showing intentions to do modification.	Limited	Removed Plan	Non-HAMP					No
205751284	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to borrower on 01/XX/19, borrower stated was trying to refinance and was advised not to make payments, then was told could not refinance.  Borrower scheduled payment for 1860.84 for 1/XX/19.  Borrower called on 02/XX/19 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	849	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205751285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower made promise to pay $1202.01 by 09/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	660.42	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		116.63	153.13	144.96	119.06	2	4	1	15	000000044443222211000000099999999999	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2016	11/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	8/XX/2018	MOD	Yes	No	Yes	modification	No		account has been modified	Limited	Completed Plan	HAMP					No
205589683	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to schedule payment iao 1695.40 To be processed on  2-XX-19 and 3-XX-19  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1296.81	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111111110111111111111100	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Retired	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205589730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower spoke with an agent and stated that there was no assistance needed and they didn't have any questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	416.67	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		136.93	132.95	121.97	108.14	16	1	0	0	001111111111021101011100000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification booked.	Limited	Completed Plan	Non-HAMP					No
205751325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03XX2018.  Spoke with borrower, borrower stated will set up another payment by next week and bring current. Lost job but is back working now
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	638.39	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	116.67	13	6	2	0	000001111121210000000222132111000113	Yes	No	Excessive Obligations	UTD		No	No	Yes	5/XX/2013	11/XX/2018	Yes	3XX2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751326	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to request password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	2152.07	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205751333	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to have escrow analysis run
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1244.84	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Servicing Problems	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On 08/XX/2016 the borrower spoke with an agent and was advised would need to contact their attorney and they could contact the servicer attorney. The borrower stated they could do that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	986.44	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	111.44	108.58	9	3	0	15	000000000112111212111999999999999999	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	8/XX/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	Yes	Yes	Modification	No		Borrower completed a loan modification	Limited	Completed Plan	Non-HAMP					No
205546763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer spoke to the borrower and provided total amount due, last payment/next due, and fees incurred.  The borrower made a promise to pay $1709.53 by 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A keyword search has been completed with no keyword results found.	Yes	0	XXX	4.625	1333.13	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	100	100	7	5	0	0	000001112222210100000000000000000011	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	repayment plan	7/XX/2018	RPP	Yes	No	Yes	repayment plan	No		A payment extension was applied to the account on 07/XX/2018.	Limited	Completed Plan	EXT					No
205751372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a pyament over the phone. The borrower requested a copy of the transaction history to confirm the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.375	842.17	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	116.67	29	1	0	0	000001111111111111111121111111011111	Yes	No	Excessive Obligations	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589756	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The third party advised not aware the loan was behind or the reason for it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	7	685.26	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	91.67	11	11	0	0	222222222221111111111100000000000000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified under the Deferral program.	Limited	Completed Plan	Non-HAMP					No
205546803	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XXX. No property damage was cited.	Yes	0	XXX	3.75	717.44	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	89.77	84.01	1	1	3	20	000000005555433321000999999999999999	Yes	No	UTD	UTD		No	No	Yes	1/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		A modification was completed on 06/XX/2017. A disaster forbearance plan was approved on 09/XX/2017 for $0.00 from 09/2017 - 11/2017. The disaster extension modification was finalized on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205751428	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated they do not have enough for a repayment.  Will make a payment on 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	180.02	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	1	0	0	111111111111111101211110101000100100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205546808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower promised to pay $921.86 by 7/XX/16 via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a prior discharged bankruptcy however no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	503.19	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	25	0	0	0	001111111110100111111100000111101111	Yes	No	UTD	UTD		No	No	Yes	1/XX/2016	1/XX/2019	Yes	7/XX/2016	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205546813	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower request for next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage.	Yes	Bankruptcy	XXX	7.29	768.57	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	83.47	88.98	91.73	3	2	14	5	000033333333333210066633543211000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modifications were completed on 11/XX/2018 and 08/XX/2017.	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205589815	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower verified their information and was advised they were denied to take over their HOA fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2018. No damages were reported.	Yes	30	XXX	4.375	698.32	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		118.26	116.02	110.68	108.01	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472530	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	433.73	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	1	0	0	111111111111111001100000211111000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205589820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer's financial situation assessed and options explored to avoid foreclosure. Customer provided with toll free HUD number for certified counseling agency. Reason for default is death of borrower's family as 6 years ago husband passed. Customer has had a hard time to get caught up on their own. Customer made a promise to pay $1,576.10.  Customer stated they promise to make a payment every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	1400.75	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205467570	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower stated would mail payment 12/XX/2016. Servicer advised of online payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.125	383.23	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	12/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to confirm that the property taxes were paid and that homeowners insurance was included in escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	1172.88	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	101.07	178.49	150.53	4	2	1	7	000000000765655432102110000100000000	Yes	No	Payment Adjustments	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		loan modification denied	Limited	Completed Plan	HAMP					No
205751489	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment and advised that they will be making their payments in between the 1st and the 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	649.04	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	20	11	2	0	111111111111222322232211100121022111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205467613	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make payment and inquire about funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.  The commentary dated 03/XX/2016 states the loan is no longer in bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 03/XX/2017 due to hail and wind.  Claim funds in the amount of $10746.95 were released to the borrower on 05/XX/2017.  The borrower reported on 07/015/2017 was not ready for inspection. The claim was classified as enhanced endorse and release.  The claim was closed with a drive by inspection on 11/XX/2017 due to the borrower not complying with the terms of the claim agreement.  The damage repair amount is estimated at $10,746.95.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2018. No disaster damage was reported.	Yes	0	XXX	3.75	1577.81	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	30	0	0	3	011111111111111111111111111111100999	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		Yes	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 06/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205470649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim was filed for sewer back up on 06/XX/2018. An inspection was completed on 10/XX/2018 showing all repairs were completed. The final draw of funds were issued on $7,876.40.	Yes	30	XXX	4	673.38	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	18	7	1	7	111111111111111000887765432111222222	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205589854	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 04/XX/2017 the borrower spoke with an agent and requested that the forbearance plan to be reset. The agent advised the borrower can only use that option one time. The borrower stated would try to catch up on their own and would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	407.71	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111112111111111111111111111121	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205751507	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized third party called in with a plumbing company.  The borrower wants to open a new claim for water damage. Note dated 02/XX/2019 states the claim has been closed and the loss draft check sent to the borrower.  The borrower made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim was filed and inspection was received with 100% repair completion.	Yes	Bankruptcy	XXX	5.875	694.67	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	150	155.56	133.33	2	1	4	27	001123333554445655655666587989999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	6XX2017
205751512	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in promise to pay $1952.40 for 10/XX/2018 by IVR
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed corporate advance fees
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1292.14	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	22	7	2	2	111111111111221112100054332221112111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205470210	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Customer informed of status of the account and informed of the amount due to bring the account current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Repayment plan attempted 7/XX/2016.	Yes	30	XXX	4.5	963.61	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	8	0	0	111111111112122111111111100211222210	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	12/XX/2016	RPP	Yes	No	Yes	Repayment Plan	No		The repayment plan was rejected due to no payment in November.	Limited	Removed Plan	FBA					No
205472580	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule one payment for tomorrow and stated will get current in March with taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	483.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111111111111111110111000	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472650	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in  to inquire about general account information and making payments online. The borrower stated their intent is to retain the property and reason for late payment due to a reduction in hours at work. The servicing agent discussed loan modification and other workout options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: On 01/XX/2019 notes states that a claim review required for a property inspection at 90% or better result with all structural repairs. However, the inspector was unable to be connected with the borrower. On 01/XX/2019 notes states the borrower did not comply with the agreed-upon property inspection and requested drive by inspection to be reset. On 01/XX/2019 a hazard loss inspection was ordered. Type of property damage and date(s) of damage(s) notes and details are not found in commentary for this review.	Yes	30	XXX	5	500.78	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	2	1	0	111111111111111111103221111111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472517	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay the next week..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Disaster (unknown type) referenced in comments on 11/XX/18. No damage/impact noted.	Yes	30	XXX	4.75	1493.53	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	107.08	103.05	15	3	1	0	111111111232211111010000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Retired	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Borrower applied for modification.	Limited	Removed Plan	Non-HAMP					No
205751560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay on 09/07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	281.12	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100.56	94.13	1	1	1	12	000000000009987654321000000000088876	Yes	No	Curtailment of Income	Resolved		No	No	Yes	3/XX/2016	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
205751607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to advised they were never able to get caught back up due to her husband being out of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	549.64	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	3	1	0	111111111111112111111121111032110000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469459	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact in regards to making payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	400.68	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	24	4	1	0	111111111100021111111110232121101010	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469447	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called for the account status and to schedule a payment. Total amount due was provided and borrower contact information was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	30	XXX	5	579.3	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	15	19	0	0	122222222222222110111111122222111110	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	9/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 09/XX/2017.	Limited	Completed Plan	EXT					No
205751618	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower spoke to the servicer and went over the repayment plan rejection.  They stated they will finish the $1117.81 to complete two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	683.61	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	21	0	0	0	001111111111111110111110001000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205751633	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called regarding late fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	2042.77	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	125	8	7	3	8	000011122223320087656554322111011000	Yes	No	Unemployment	Resolved		No	No	Yes	5/XX/2013	2/XX/2019	Yes	12/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	11/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205751644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments from 12/XX/18 indicates borrower called to make a payment. Servicer emailed borrower instructions to sign up to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  No specif date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	385.17	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		105.52	102.76	101.84	94.91	8	1	2	12	000000000009999999876543321111011011	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205546942	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 07/XX/2016 [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called and wanted to know the correct amount of the next payment due.  Advised borrower that the amount is $2326.45 and that July's payment is due since the payment that was sent for June was reversed back for insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments on 8/XX/16 indicate that per assessor property has 2 buildings, one with one unit and the other has 2 units with other parcel vacant land. A disaster inspection was ordered on 11/XX/2018; but no results were cited as of the review date.	Yes	30	XXX	4	1983.64	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	1111111111111111111110000000000XXXXX	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	8/XX/2016	11/XX/2018	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205751648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower advised she set up a payment for 10/XX but thought she could skip a payment while looking into the modification option. The borrower was advised of the repayment plan option after the 10/XX payment is processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	631.64	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	25	1	1	5	001111111111111111111115444432111001	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		The modification was completed on 4/XX/2017	Limited	Completed Plan	Non-HAMP					No
205751649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called regarding the inspection and was advised the inspection will take 2 business days to process. The servicing agent also advised the borrower the results of the inspection takes about 0-5 business days after the inspection is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	649.35	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	26	7	0	0	111111111112211222121111121101010111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	10/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205470313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Inbound call from borrower to set up past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a discharged bankruptcy, however; there were no additional details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	1396.9	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	95.79	94.39	93.69	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified their information and requested a payoff quote.  They were advised of their workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1095.03	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	97.99	96.23	34	0	0	0	111111111111101110111111111111111111	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205589985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Inquiry concerning differing payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	389.09	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	98.94	98.24	97.89	21	0	0	0	111111111111111111111000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205589992	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.75	780.49	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	34	0	0	0	001111111111111111111111111111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205547025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment in the amount of $1317.19.via Quick Collect by 02/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	691	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019	08-01-16 DUE DATE ADJ OLD: 01-01-16 NEW: 08-01-16	100	116.67	111.11	100	10	0	0	5	000000111111011110000000000000077765	Yes	No	Excessive Obligations	Resolved		No	No	Yes	9/XX/2016	2XX2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472803	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment and to request password reset to access website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. North Carolina XXX (DR-4393) declared on September 14, 2018. No damage found due to disaster,	Yes	30	XXX	4.625	571.34	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No	Modification denied due to default not imminent.	Borrower applied for a loan modification and was denied.	Limited	Removed Plan	Non-HAMP					No
205472823	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Customer counseled repayment options. Customer made a payment of $1,385.54 for 12/XX/2017. They made a promise to pay $1,385.54 by 1/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	886.85	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	27	3	0	0	111111111111111211111111122111000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2XX2019	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		Previous deferment on 5/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205751741	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to see why theere was an escrow shortage. Lender advised while on the repayment plan nothing was going to the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property located in a FEMA disaster area due to XXX noted on 09/XX//2017. No damage reported.	Yes	0	XXX	3.5	909.43	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		101.17	101.28	105.12	86.85	1	1	1	7	000000077776543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2016	11/XX/2018	Yes	9/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205751750	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called in to make a payment for 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to hurricane noted on 08/XX/2018. A claim was filed for hurricane damage that occurred on 08/XX/2018. Final claim funds were released on 10/XX/2018 with a 100% inspection dated 09/XX/2018.	Yes	30	XXX	4.625	1145.35	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	34	0	0	0	111111111111001111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Incomplete	4/XX/2017	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205751755	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2017.  Spoke to Borrower and they stated that business has been slow and in February spouse was sick.  Borrower also advised that they have another mortgage that is also behind and will be taking care of that first and will make one payment beginning in March and another by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	798.52	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	1	0	0	111111111111111111111111211111111001	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	2XX2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590062	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to make a payment $2030.59 by 10/XX/2017 via Speedway
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1196.98	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	23	4	0	0	111111111111001002222100111011111010	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205472542	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to request documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	787.12	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	0	0	0	111111111111111111111111111000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205751768	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/19, borrower called in and advised they just got monthly statement and it reflects due for 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in a disaster area and per disaster inspection on 10/XX/2017 no damages found.	Yes	30	XXX	4.625	591.53	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	13	0	0	0	111111111111100000000000000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	10/XX/2018	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205547051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower made a promise to pay in the amount of $939.82 by 10/XX/2018. On 8XX2017 Servicer advised the modification was booked and the billing statement would be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	601.39	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	116.67	1	2	1	17	000000000003221000099999999876987654	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	12/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08/XX/2017.	Limited	Completed Plan	HAMP					No
205751801	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to confirm schedule payment on 10/XX/2018 stated received roof damage from hurricane
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 10/XX/2018, the borrower disclosed roof damage from the hurricane. The borrower filed a claim and as of 11/XX/2018 the insurance letter was received and the claim was denied. No indication that the roof has been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2018.	Yes	60	XXX	5	471.5	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	108.33	19	10	1	0	222222222211311111111111111111000000	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		Yes	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	1/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was booked on 01/XX/2016.	Limited	Completed Plan	HAMP					No
205751811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party called in to get the confirmation number and also advised sent in the December page. The representative advised that we received the information on the account. The authorized third party also had questions in regards to the assumption and it being denied. The representative advised the authorized third party doesn't qualify for assumption due to modification on the account that was done.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Successor is interested in an assumption.	Yes	0	XXX	5	605.47	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	116.67	5	2	2	10	000000000043210999987654321010010010	Yes	No	UTD	UTD		No	No	Yes	12/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205751812	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1816.24	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019	Changes to the principal and interest effective on 4/XX/2016 and 4/XX/2017.	100	100	100	100	29	4	0	0	111111111111111111111112111000111222	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	4/XX/2017	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205751833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower trying to catch up on the mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	553.55	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	1	1	0	111111111132111100000110011110000000	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205751841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower said they knew they were delinquent but all they can do is pay as they go and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	304.78	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205590096	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to a third party about loan modification booking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was impacted by XXX as noted on 09/XX/2017. Per disaster inspection on 10/XX/2017, there was no damage noted.	Yes	0	XXX	7.25	509.96	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	93	69.75	1	1	1	7	000000088876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification was booked on 08/XX/2018.	Limited	Completed Plan	HAMP					No
205590105	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called for payment information. Account maintenance was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No specific case number listed in the notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	902.59	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	98.26	19	0	0	0	001111111111011111111100000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	5/XX/2018
205472740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The agent went over the completed modification and grace period with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	425.04	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	95.53	3	1	1	7	000000000098876543210000000000100001	Yes	No	Unemployment	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 5/XX/2018 under the HAMP program.	Limited	Completed Plan	HAMP					No
205590125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	675.68	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205469474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called in to inquire about the modification terms. Customer was also informed credit was reported for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	358.3	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	90.03	84.19	1	1	2	8	000000005555433210000000000000000676	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Noted 07/XX/2018 disaster extension modification booked. Previous modification booked 6/XX/2016	Limited	Completed Plan	Non-HAMP					No
205472775	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called about options no longer can afford mortgage. discussed loss mitigation options with borrower  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Customer Service.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dissatisfied with customer service.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1704.2	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	7	0	0	111111111111111111211111111111222222	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2016	No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205751879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated has been unemployed, just started a new job
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	681.27	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	23	3	1	0	111111111111010000112110121011010132	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590186	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in payment for $2,232.87 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 11/XX/2018; results of inspection were not stated.	Yes	30	XXX	4.875	1402.24	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	121.06	105.72	11	14	2	0	111222222322232221110021121110000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	9/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The borrower was reviewed for and set up on a 6 month repayment plan with payments in amount of 2232.90 beginning October 2018 ending March 2019.	Limited	Active Plan	FBA	9/XX/2018	10/XX/2018	11/XX/2018	3/XX/2019	No
205590196	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 stating they had a hardship due to work was slow. The borrower made a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	969.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	0	0	0	111111111111111111111111110000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	1/XX/2016	MOD	Yes	No	Yes	Modification	No		A FNMA Alt modification was booked on 01/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205590228	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer spoke with the borrower who stated to call back another day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster area inspection was ordered 09/XX/2017; comment dated 10/XX/2017 indicates no damage found due to disaster.	Yes	30	XXX	4.75	450.28	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	0	0	0	111111111111111000000000000001111111	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	10/XX/2016	RPP	Yes	Yes	Yes	Repayment Plan	No		The borrower was placed on a 4 month repayment plan with payments in amount of $856.16 beginning July 2016 ending October 2016.	Limited	Completed Plan	Non-HAMP					No
205751919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party contacted the servicer on 05/XX/2018 to schedule a payment in the amount of $1,684.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	654.02	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Servicing Problems	UTD	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468861	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019 spoke to the borrower who made a promise to make a payment for $1242.32 effective 1/XX/2019. The borrower wanted the have wire instructions sent to email address. The borrower was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 and a claim was filed.  Claim funds in the amount of $10402 were endorse and released to the borrower on 01/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $10,402.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.
				12/XX/2018 the borrower was advised of the Know Your Options website.	Yes	0	XXX	3	695.33	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	23	0	0	0	000011111111111111000000000111111111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205590240	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018: borrower made promise to pay $653.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  BK filed prior to review periods.  Notes do not provide filing date, chapter, case number or status
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	426.19	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	116.67	11	18	1	0	112222222222322222111101222111100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in to request the balance in the suspense account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	584.05	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	83.33	113.6	93.67	7	1	1	6	000000000766554321000000111110100000	Yes	No	Other	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		Disaster cap and extend mod	Limited	Completed Plan	Non-HAMP					No
205472920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower promised to pay, discussed assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	710.46	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	20	1	1	4	011111111100011000105444321111111100	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Apollo Mod booked	Limited	Completed Plan	Non-HAMP					No
205472888	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and scheduled multiple payments of $792.37 for 02/XX/2019, 03/XX/2019, and for 04/XX/2019. The borrower stated their intent is to retain the property and that the property is owner occupied. The servicing agent discussed loan modification and reinstatement repayment plan with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 11/XX/2016 reflects that the property was located in a FEMA natural disaster. No property damage was cited.	Yes	30	XXX	5	533.94	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205752050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to authorized third party and inquired about the 1098 form. Rep sent form via mail submitted. Authorized third party said wanted to make payment and promised to pay $717.73 by 03/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	510.46	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	122.22	100	15	2	0	0	000011111211002111101100100000000010	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205590310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called regarding payment information. Borrower wanted late fee to be waived and to pay the remaining late fee balance. Fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	802.42	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	14	0	0	0	011111111111000000000000000011100000	Yes	No	Marital Difficulties	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752059	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called to get process and procedures for claim check received. Borrower was advised on how to proceed. Borrower was provided with options available for assistance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period. 02/XX/2019 Commentary states claim closed and funds were released for property damage.	Yes	0	XXX	4.125	595.83	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	101.82	85.35	1	1	1	7	000000007765554321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Apollo mod approved on 7/XX/18 and mod agreement received 7/XX/18. Trials payments complete	Limited	Completed Plan	Non-HAMP					No
205752105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower advised that he would schedule payment to be drafted on 1-XX-18 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1144.84	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	94.31	87.5	1	1	1	7	000000007777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Disaster extension modification booked.	Limited	Completed Plan	Non-HAMP					No
205752136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in with concerns of payment that was made on Saturday and had not posted to account. Representative confirmed payment was scheduled for the 10/XX/18.
Borrower was contacted 1/XX/19 to ask for a payment.  Borrower promised to pay $2,019.33 online by 1/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1413.97	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		122.14	111.07	119.96	114.97	2	7	0	5	000000002222222110000000000000099999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472761	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  called borrower set up promise to pay for $1,202.18 by 03/XX/2019 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	959.59	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	6	9	1	13	111222222221109999999987654321000000	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	11/XX/2015	2XX2019	Yes	2XX2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower was advised of the total amount due and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1320.48	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		66.67	83.33	88.89	91.67	28	4	0	1	111111111111111111111100110111124222	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2016	MOD	Yes	Yes	Yes	Modification	No	Noted on 02XX2018, there were several modification application that were rejected.	02/XX/2016 Not eligible for program due to current or near current delinquency.	Limited	Removed Plan	Non-HAMP					No
205590351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2018.  01XX2018 Commentary states Borrower called to schedule a payment. Borrower also inquired about reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1579.51	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	0	0	0	111111111111111000000000010000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1XX2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752190	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding home/auto insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XXX (DR-4341) declared on September 26, 2017. No damage found due to disaster.	Yes	0	XXX	3.875	1578.65	XXX	3/XX/2019	2/XX/2019	10/XX/2018	2/XX/2019		100	84.19	89.5	92.15	1	1	10	0	000003333333333210000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Disaster extension booked 10/XX/2018 Disaster Forbearance Oct- Dec 2017 FNMA Alt Mod booked 03/XX/2016	Limited	Completed Plan	Non-HAMP					No
205752193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower had a question about payment posting and scheduled a payment for same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	993.4	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	116.67	111.66	108.74	23	1	0	0	000001111111110111112111111110010000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	8/XX/2013	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752195	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to get the Repayment Plan payment re-scheduled for 11/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Correction - Payment History researched and corrected to update records.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	645.12	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	108.33	14	18	4	0	122222223333221111222222221111211111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Repayment Plan	8/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The 6 month Repayment Plan was set up 8/XX/2018.	Limited	Active Plan	Non-HAMP	8/XX/2018	8/XX/2018	10/XX/2018	2/XX/2019	No
205472985	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX noted on 10/XX/2017, no damage noted.	Yes	0	XXX	3.625	564.38	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100.35	82.18	1	1	1	6	000000007776543210000000000000000000	Yes	No	Payment Adjustments	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205469132	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Notes indicate that servicer contacted borrower who advised they were going to caught up & trying to pay ahead due to them now getting a raise in income.Borrower is considering a refinance later. On 02/XX/2019 the borrower called in to set up a promise to pay of $947.91 for 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	693.18	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111111101111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	505.65	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	108.33	19	5	0	0	001111122211111111010000022111110000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205752294	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2019.  On 01XX2019 Borrower called to make a payment for December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	522.26	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	88.89	66.67	20	3	2	0	111111111321032111211100100101100000	Yes	Yes	Servicing Problems	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1XX2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Modification was booked on the account. The account was also modified back in 07/XX/13.	Limited	Completed Plan	Non-HAMP					No
205752301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	454.49	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	22	2	0	7	000111111111111111111100888765412121	Yes	No	Curtailment of Income	Temporary		No	No	Yes	5/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		Streamline Modification completed	Limited	Completed Plan	Non-HAMP					No
205590379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  03/XX/2017- Borrower called in stated- behind since spouse was hospitalized in 2015- back to normal now-called to discuss repayment plan- advised can only defer once per life of loan advised of late fee and funds in suspense.... loan previously modified loan is currently delinquent 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	557.58	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	17	13	0	0	011111111111111110000022221222222222	Yes	No	Illness - Family	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205752323	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show contact with third party which advised payments show be made at the end of each month due to medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1091.92	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	14	0	0	0	111111111101001100001000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in for his 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	919.56	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111112211111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205590404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower promise to pay $1,865.16 by 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1096.75	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	95.83	6	5	2	6	000000000766654322121000023211001100	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex modification was booked 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205590406	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called to make a payment. They also called to speak with a sales agent about a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Comments 02/XX/18 reflect subject located in FEMA disaster area for XXX (XXX). No damages were reported.	Yes	0	XXX	6.375	858.72	XXX	3/XX/2019	2/XX/2019	10/XX/2018	2/XX/2019		129.89	114.94	126.17	103.1	2	1	1	7	000000008877654321000000000100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Completed modification	Limited	Completed Plan	Non-HAMP					No
205547429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2019.  The borrower called in and requested a late fee be removed and inquired on the escrow shortage. The borrower was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number 10-47052.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1737.97	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	32	1	0	0	001111111111111111111112111111111110	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1XX2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification option explored/attempted	Limited		Non-HAMP					No
205752360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower requested a copy of the most recent billing statement and a copy of the deed for his son enrolling in school.  TAD is due $4,000 and has $2883.46 in late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1012.74	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752375	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 regarding the final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/17 reflect subject located in FEMA disaster area for XXX (XXX). No damages were reported per disaster inspection dated 10/XX/17.	Yes	0	XXX	3.375	1079	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	109.97	82.48	2	1	1	7	000000088876543210000000000010000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was modified on 08/XX/2018 with payments starting 09/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205752376	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Lender called borrower and provided the total amount due; borrower indicated that a payment had been made yesterday and will try to make an additional payment by the end of the month-stated that is currently separated from spouse and trying to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.625	1010.02	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	22	2	2	4	111111111111211111111001000055543132	Yes	Yes	Marital Difficulties	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	11/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 11/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205590441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a promise to pay in the amount of $489.09 by 11/XX/2018.  Third party requested the phone number for the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.25	312.76	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		86.81	86.81	86.81	86.81	14	0	0	0	111111111111110000000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205590453	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  the borrower was contacted for the for the payment due and stated that the October payment was set up to be made on 11/XX/18 and they expected to set up the November payment on 11/XX/18. the borrower stated they had to get a new water heater and also had car repairs and they were trying to get caught up.  On 12/XX/18 borrower set up payment for 1171.12.  Will try to make another payment by the end of December.  On 01/XX/19 Borrower states excessive obligations, needed new water heater.  Spoke to borrower about assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Note on 01/XX/2019 states loan is current.	Yes	30	XXX	5	1060.24	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	22	2	0	0	111111111111211100000000012111111000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	repayment plan	9/XX/2018	RPP	Yes	No	Yes	repayment plan	No	the borrower cancelled the repayment plan in September 2018	the borrower was in a repayment plan, but cancelled it because they didn't have the extra money to pay towards the repayment amount. there appears to have been a modification done prior to the review period	Limited	Removed Plan	Non-HAMP					No
205469525	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Outbound contact with the borrower resulted in a payment being scheduled.
The borrower called 2/XX/19 to say she will be mailing a payment Friday.  She promised to mail a check for $1027.07 by 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	602.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	3	0	0	111111111111111222110100111111001000	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was denied for a modification on 7/XX/2018 due to the borrower had met the maximum number of modification allowed (3). A 1-month payment extension was processed on 03/XX/2017.	Limited	Removed Plan	Non-HAMP					No
205590474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments from 10/XX/18 indicates borrower called for payment information and payment was setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	931.28	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	24	2	0	0	111111111111211121101111111000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205590482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower was advised of reinstatement and repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6	1259.06	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	17	5	1	0	000111111111111122322211110000000000	Yes	No	Fraud	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205473035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	994.46	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111111111111110111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205547475	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 04/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 04/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to schedule 2 payments on the account.  1/XX/2019- Bwr called in regarding acct status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	928.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	17	6	5	1	1111111111110000043332311122212321XX	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Incomplete	5/XX/2016	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			Yes	modification	10/XX/2017	MOD	Yes	No	Yes	modification	No		A FNMA flex modification was completed on 10/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205752475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Loan is 30 days past due. Last borrower contact was via email on 9/XX/2018. Borrower's spouse asked why they were stil over $2,500.00 behind even after making all the payments. Comments state that request for information was sent forward to the team and a response would take palce within 7-10 days. based on notes it appeard that Borrower contact has been vis email,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	603.38	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		140.19	136.76	124.51	118.38	9	7	0	0	001111222222211111000000000000000000	Yes	No	Other	Temporary		No	No	Yes	12/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752478	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower informed the servicer on 01/XX/2018 of being on a fixed income and can only make 1 payment per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1983.73	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	1	0	0	111111111111121111111011100000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205473028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised that modification was completed and discussed terms and next due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No case # or discharge date provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	397.24	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct Paystring verified correct; payment posted 03/XX/2018, due 09/XX/2018; no payment posted 04/2018	100	100	100	108.63	5	1	1	14	000000000087779999987654321111000001	Yes	No	Illness - Family	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205752480	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called requesting hazard insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Loan appears to be in bankruptcy. Unable to verify bankruptcy final step
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	697.53	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	1	1	0	111111111111111000000000000003210000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	2/XX/2019
205752494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regarding their 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4	704.75	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	13	23	0	0	222222222222222222222221111111111111	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	9/XX/2016	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205590514	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018: borrower made promise to pay $1349.60 by 10/XX/2018.  RFD is unemployment, both spouses lost job in 2010, she is now the only one working.  Servicer discussed modification; borrower will call back for arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	812.59	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	34	0	0	0	001111111111111111111111111111111111	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		08/XX/2018: financial package incomplete	Limited	Removed Plan	Non-HAMP					No
205752512	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised they have an active application with the St. Mary's Foundation to receive financial assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower mentioned house repair issues on 04/XX/2018 and working with the county to help with repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	620.24	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	22	6	2	5	111111111122221111115434443211111210	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Apollo Mod booked 07/XX/2017	Limited	Completed Plan	Non-HAMP					No
205752528	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Reason for default is medical bills and car repairs causing excessive obligations. Hardship term is 4 months or more. Customer counseled on the options website. Customer stated they will pay one payment per month until tax time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	493.96	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	8	1	0	111111111111111111111110011322222222	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205752531	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated reason for delinquency is due to curtailment of income, no raise in 10 years.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had a double payment set up, then had a stop payment put on the account.   Made promise to pay.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1334.69	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	0	0	0	111111111111110111111001111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Extension	4/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 04/XX/2017.	Limited	Completed Plan	EXT					No
205752534	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party son called in to regarding status of premium payment. The agent advised of the status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	357.5	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	2/XX/2016	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205752536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to make payment of 433.87 and borrower reset online password
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	297.87	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	1	0	0	111111111111111111111010010101000021	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205752546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Customer called to make a payment and confirm details of their payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	758.9	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	121.98	107.97	18	1	0	0	000111111211110011110100000001011000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2019	No		No	No	N/A		No										No			No	No			No																		No
205752571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in inquiring about a Home Equity Loan of credit.  Borrower stated reason for delinquency was due to helping son with student loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	407.82	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	23	1	1	4	111111111111110000054443210011111111	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	8XX2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08XX2017.	Limited	Completed Plan	Non-HAMP					No
205590531	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Called and spoke with borrower and informed borrower that insurance increased for the next year. Agent advised borrower to call Insurance provider and see why insurance increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	473.9	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	21	0	0	0	111111111111111111111000000000000000	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590559	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	674.63	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	34	2	0	0	111111111111211111111111111111121111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1579.81	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	99.01	98.52	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke with an agent and stated that the borrowers spouse has been ill and the family is working together to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	470.36	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111111111000110001	Yes	Yes	Illness - Family	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590631	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer about their account and servicer went over payment history.  The servicer advised they could also review online.  The servicer provided total amount due. last payment/next due, and fees incurred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXX 09/2017); no damage reported.	Yes	0	XXX	4	469.31	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	120.36	99.3	10	7	1	9	000000111886665544311101221020221122	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205469084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower asked about payments and wanted to know about making principal payment only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	646.8	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	116.67	32	0	0	0	000011111111111111111111111111111111	Yes	No	Servicing Problems	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205473211	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower promised to make a payment the following week. The reason for delinquency was due to short work hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.5	519.22	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111111111111111111110101	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	2/XX/2019
205590653	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments from 9/XX/18 indicates borrower informed modification processed and account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	Yes	0	XXX	6.25	1112.83	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	124.5	116.39	95.64	1	1	1	10	000000888876665432100000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification booked 9/XX/18.	Limited	Completed Plan	Non-HAMP					No
205470222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower, advised wanted to make payment today for November but WU account is locked as he did a stop pay. Borrower did not have check account number to reset will get that and call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	819.69	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	98.97	97.25	96.4	28	0	0	0	111111111111111111111111110110000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205590659	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment and will be calling back later this month to make another.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.875	1372.68	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	0	0	3	111111111111111111111111100000000999	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification completed 6/XX/2016	Limited	Completed Plan	Non-HAMP					Yes	Active	9/XX/2018
205469560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to verify if payment received rep advised payment was received but still due for $888.70 for 1/2019 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	672.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	1	0	0	111111111111111111111112100001000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay and stated reason for default is due to spouse illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	945.91	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	10	0	0	0	000111111111100000000000000000000000	Yes	No	Illness - Family	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205473245	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in and provided information for a new homeowners insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1496.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111111111111111100000000000	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	Yes	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205752783	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower was to obtain payment.  Property is occupied.  Reason for delinquency is unable to work due to ill family member.  Used Curtailment of Income as Reason for Delinquency. Payment scheduled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Trial plan payment dispute - borrower has completed all trial payments.  This has been resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	389.16	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	27	3	0	0	111111111110001000112211111111112111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Extension	9XX2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 09XX2017.	Limited	Completed Plan	EXT					No
205752825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to discuss modification terms and to discuss the problem with the modification package.  The borrower stated he needed a lower payment.  The borrower was advised that if the modification was approved the PMI would start over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	1011.31	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111110000111111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	6/XX/2017	RPP	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 06/XX/2017.	Limited	Completed Plan	EXT					No
205469046	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  1/XX/19 Inbound Borrower PTP $763.69 by 2/XX/19.  Also wanted his 1098 sent by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	30	XXX	4.25	354.96	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	24	6	0	1	111111111111102224222111111111101000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Not Employed	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	2/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	1/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 01/XX/2018.	Limited	Completed Plan	EXT					No
205469111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower was in hospital and will make payment on 11-9-18 and another payment by end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	521.52	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	100	8	2	0	0	000011112211101000000000000000000000	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	12/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		A 1-month payment extension was processed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205466963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to inquire about payment amount increase. The servicing agent advised the borrower the payment increase was due to an increase in property tax and home owners insurance premiums.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	352.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205752839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comments from 4/XX/18 indicates borrower called to review 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	934.49	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		122.08	111.04	118.47	105.52	10	1	0	5	000000000100000000111111110210098877	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205590697	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called to verify their account status and was counselled on knowing options for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is MFR filed.  On 05/XX/18, indication motion for relief was granted on the account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area and we have captured that a disaster inspection dated 10/XX/17 reflects no damage was discovered.	Yes	0	XXX	4	962.84	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	107.33	89.2	0	0	0	26	000000000099999999999999999988776654	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex modification completed.	Limited	Completed Plan	Non-HAMP					No
205752922	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The loan status is delinquent, due for 11/XX/2018 payment. On 10/XX/2018 the borrower discussed assistance options and promised to make a payment on 10/XX/2018. On 03/XX/2016 the account noted, FNMA ALT Modification booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	572	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	3	0	0	111111111111111111221210000000000000	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2016	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205473154	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer's financial situation was assessed and options were explored to avoid foreclosure. The customer stated they could not afford the payments or the repayment plan. They did not want apply for a modification since it was not a guarantee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	698.61	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111111111111111111110000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205752983	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Based on commentary provided on 01/XX/2019 borrower called in to make payment and advise lost of job is reason for default and is unable to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	396.27	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205753003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	760.78	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	100	107.48	103.08	2	1	1	7	000000000888765432100000100000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex Mod was booked on the account.	Limited	Completed Plan	Non-HAMP					No
205753029	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to get access to account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 09/XX/2017 reflect subject located in FEMA Disaster area; however, details of the disaster were not evident. No damage reported.	Yes	30	XXX	4	606.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	3	1	2	111111111111111111111211210005432111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205753037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made promise to pay.  7/XX/18 discussed options to bring loan current, advised modification is not an option.   3 months behind would need to do repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.125	748.97	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	100	16	14	2	3	222222222222211055433211111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205466987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and discussed the refund from changing the insurance information may need to go back to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1305.16	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer called to make a payment as they realized the payment they set up the week prior did not go through as the agent did not put their bank information in correctly. The current agent ensured the banking information was correct. Customer made payment of $1,074.60. Reinstatement and a repayment plan were discussed with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	599.24	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	16	0	0	0	000001111111111111110010000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205590837	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06XX2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.625	204.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	116.67	3	6	7	20	111222222333333345556667778889999999	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205753061	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The customer called to get fax number to send documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	831.18	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	9	20	1	2	111111222222222222221222222100100434	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was booked on 06/XX/2016.	Limited	Completed Plan	HAMP					No
205753064	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Servicer called Borrower to remind Borrower  about 11/2017 payment  due. Borrower expressed frustration with Servicer calling even though account is current. Borrower wants calls to stop. Servicer informed Borrower to submit request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. A claim was filed for hurricane damage that occurred on 09/XX/2017. Claim funds were endorse and released to the borrower on 08/XX/2018 due to the claim being classified as non-monitored.	Yes	0	XXX	4.75	1330.47	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.01	116.67	111.11	108.34	12	0	0	0	000001111111111110000000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	5/XX/2013	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Repayment plan	10/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		The borrower completed a six month repayment plan on 10/XX/2018.	Limited	Completed Plan	FBA					No
205590860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On 01/XX/2017 the borrower spoke with an agent and stated they were experiencing curtailment of income due to funds still being in receivables. The borrower set up a payment of $2722.17 by 02/XX/2017 through Speedpay on 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1678.72	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205590866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Last spoke to borrower when they called inbound for general information on the loan and confirmed payment received. The borrower called in confirm that the check was sent to the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	717.45	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	111.11	91.67	20	4	1	3	111111111221000001065432111110021111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower completed the trial plan and ended up rejecting the modification.	Limited	Removed Plan	HAMP					No
205473108	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower had questions regarding loan status.  On 12/XX/18 borrower called to make payment. Borrower called on 2/XX/19 inquiring about tax form 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1617.75	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111111111101111110000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and made a payment of $1929.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1459.96	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	21	0	0	0	011111111111111111100000000000001101	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205547941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The loan status is delinquent, due for 11/XX/2018 payment. On 04/XX/2018 the account noted, the borrower declined the Loan Modification. On 02/XX/2018 the borrower stated they were making a payment with a cashiers check in the amount of $9100.19 on 02/XX/2018. On 02/XX/2018 the borrower reviewed the terms of the Loan Modification with the servicer, and has not decided yet if she will accept the Modification or Reinstate the loan. On 02/XX/2018 the borrower discussed assistance options with the servicer, the borrower is not able to reinstate the account, a modification is only option, the servicer advised the terms and benefits of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.125	610.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	145.31	12	16	4	2	111111112200543113322222222222221312	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470223	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment and stated will make another payment next week.  On 1/XX/19 borrower stated reason for delinquency was due to illness, borrower has cancer. But this has been resolved.  Borrower discussed repayment plan. On 2/XX/19  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	717.34	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	2	0	0	111111111111101112111111211111110111	Yes	Yes	Illness - Mortgagor	Resolved	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205753105	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last spoke to borrower when they called inbound to update email and phone contacts. Asked for email as main contact type. Asked for copy of the executed MOD docs as they did not receive. Final modification agreement were emailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property appears to be located in a declared disaster area and FEMA declared as a XXX- DR-4332 disaster area, based on the notes from 08/XX/2017. The property was not damaged by the storm per comments.	Yes	0	XXX	4.125	392.53	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	93.22	79.66	1	1	1	8	000000088887654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2013	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The modification was booked on 08/XX/2018.	Limited	Completed Plan	HAMP					No
205753108	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered; comments dated 10/XX/2017 reflect that no damage was discovered via inspection.	Yes	0	XXX	3.5	399.55	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	99.64	95.56	2	4	2	11	000000000444322210000000987776543210	Yes	No	Excessive Obligations	Temporary		No	No	Yes	4/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Non-Hamp modification completed. Prior modification completed 03/XX/2017 and defaulted 11/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205473422	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower was advised payment due and borrower stated will make the payment late due to financial hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	524.91	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	97.15	94.66	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01XX2019.  An authorized third party called in and inquired on scheduling payments. The third party stated the RFD was due to curtailment of income, they are in and out of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	420.57	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	22	1	0	0	001111111111112111110000001111100000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1XX2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205753130	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to setup repayment plan. Servicer advised they would still receive collection calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	533.98	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	25	4	1	0	111111111111101101111111100003222211	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Extension	10/XX/2017	MOD	Yes	No	Yes	Extension	No		The Servicer granted the borrower a payment extension on 10/XX/2017 and a prior modification was applied to the account on 10/XX/2016.	Limited	Completed Plan	EXT					No
205468946	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to inquire about payment increase and was advised due to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for XXX, no damage was reported. The borrower stated the reason they fell behind was due to the hurricane.	Yes	30	XXX	5	494.83	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	15	15	1	1	111111122222222110001011324222221211	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205590918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made promise to pay.  Loan modification executed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	762.22	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	100.36	116.37	106.03	1	1	1	14	000000000009999999998765432100000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	8/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		HAMP completed.	Limited	Completed Plan	HAMP					No
205469565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer wanted to confirm the repayment plan on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	338.22	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	116.67	12	17	2	0	001112222212233212222110022210112211	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	7/XX/2017	RPP	Yes	No	Yes	Repayment Plan	No		Active 6-Month Repayment Plan Repayment Plan completed on 11/XX/2015	Limited	Active Plan	Non-HAMP	7/XX/2018	8/XX/2018	12/XX/2018	1/XX/2019	No
205548035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Outbound call completed showing servicer spoke with borrower regarding loan status and payments. The borrower advised they had sent $2700.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1335.68	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	122.22	116.67	12	11	0	7	001111122222221222211111010009999987	Yes	No	Unemployment	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower unable to make payment on website.  Set up payment over the phone and waived fee as a courtesy.  Borrower authorized payment of $752.20 for 8/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	322.72	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	3	1	0	111111111111111111022321100000111101	Yes	Yes	Illness - Family	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	8/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 08/XX/2017.	Limited	Completed Plan	EXT					No
205473247	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09XX2018.  Most recent conversation with borrower was borrower reporting disaster impact to income only. Borrower stated that hoped to get back to work in a month.  Disaster forbearance discussed with no action taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property noted in disaster area on 9XX2018 by customer. Disaster inspection revealed no damage on 10-04-2018.	Yes	30	XXX	3.5	583.7	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	1	1	3	111111111111110000000000044432111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9XX2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	Yes	XXX	9/XX/2016	Yes	Modification	2XX2017	MOD	Yes	No	Yes	Modification	No		Modification booked on 02XX2017.	Limited	Completed Plan	Non-HAMP					No
205591031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to inquire about surplus tried to explain to borrower before being transferred to escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	999.92	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	116.67	18	0	0	0	000011111111110001111110101000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205591060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states borrower called in regarding refinance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	769.13	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	108.33	27	5	0	0	000111111211111221111221101111111111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205591066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a payment and discussed their amount in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	662.64	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	99.89	24	1	0	0	111111111111111111000121111000100000	Yes	Yes	Death of Family Member	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No	Modification denied on 5/XX/17 due to debt to income ration being outside of allowed range.	Modification denied on 5/XX/17 due to debt to income ration being outside of allowed range.	Limited	Removed Plan	Non-HAMP					No
205591068	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment in the amount of $1124.82. Comment dated 02/XX/2019 borrower stated a casualty loss and they have been behind for about a year due to a repair bill and they would be able to make one payment but is having a hard time catching up and hopes to get caught up next month with extra check and scheduled payment with associate. Associate scheduled the payment using funds in suspense .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 07/XX/2018; no evidence of damages.	Yes	30	XXX	4.125	897.1	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	99.17	98.96	99.22	99.11	32	0	0	0	111111111111111111100111111111001111	Yes	Yes	Casualty Loss	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205473441	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the borrower advised start date of Mod and to follow up in 7-14 business days to check final docs status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment history. Servicer researched and found payment history was correct; payments were returned to borrower as the amount was not sufficient to bring loan current. Issue appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	315.24	XXX	4/XX/2019	3/XX/2019	2XX2019	2/XX/2019	Velocity verified correct	100	100	92.27	89.3	6	9	2	7	000000007777654322100002322112122112	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		Modification completed 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205473569	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to check on the posting of a payment and wanted a payment history. The borrower was referred to their attorney for the history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	474.63	XXX	3/XX/2019	2/XX/2019	2XX2019	2/XX/2019		100	100	155.56	141.67	0	0	0	28	000000005555555666666786666565655544	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Performing Under Plan	11/XX/2018
205548170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  no details provided regarding phone call with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	618.55	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100.21	112.51	1	1	1	6	000000000087665432100000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205473234	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower scheduled payment 10/XX/2018. Comment dated 10/XX/2016 borrower called as they were unable to access their account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	620.63	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473401	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Authorized third party (spouse) called in about the default letter that was received and stated they had a lawyer and threatened to sue because the letter said they were behind. Servicer confirmed the letter was mailed before last payment posted and account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of damages.	Yes	0	XXX	4	315.96	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct	100.09	100.09	100.07	95.03	7	2	1	6	000000000077655432110000112110000010	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		Modification was completed 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205591114	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05XX2017.  Borrower wanted to make a payment because he did not see that it came out of his bank account. He was advised that the auto pay was set up incorrectly and was assisted in setting this up properly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	615.23	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	21	1	1	7	111111111111111110000008777654321111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5XX2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA ALT Modification	Limited	Completed Plan	Non-HAMP					No
205473434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  Borrower called on 02XX2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	556.79	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	116.67	111.11	100	15	9	2	6	111111222211110210006655543212113221	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2XX2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	11/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2017	MOD	Yes	No	Yes	Modification	No		FNMA Alt modification booked 07/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205591119	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 07/XX/2018 stated a monitored claim was filed for hail damages caused on 06/XX/2018. Two claim checks totaling $10,692.11 were received and deposited as of 08/XX/2018. An inspection was conducted on 10/XX/2018 showing 85% of the repairs were completed. The notes referenced painting, light fixtures, a door, and some drywall work was still needed.  The damage repair amount is estimated at $10,692.11.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	633.83	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	10	0	0	0	000111111100011100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			Yes	Repayment Plan	11/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The account was setup on a six-month repayment plan from 07/XX/2018 through 12/XX/2018. The most recent payment was received on 11/XX/2018.	Limited	Active Plan	FBA	7/XX/2018	7/XX/2018	8/XX/2018	12/XX/2018	No
205473358	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to change the amount of payment that was scheduled for draft for 11/XX, borrower was advised that the payment would need to be cancelled in rder to make payment for 1135.07
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	503.52	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	107.92	103.55	17	17	1	0	111111222222222222322111121111122110	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2019	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	repayment plan	11/XX/2018	RPP	Yes	No	Yes	repayment plan	No		A repayment plan was set upon 06/XX/2018 for six months starting in July for $1,135.07.	Limited	Active Plan	FBA	6/XX/2018	7/XX/2018	12/XX/2018	1/XX/2019	No
205548186	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019 spoke to the borrower who asked about the billing statement. Discussed the statement. Advised of the total amount due is $2467.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.125	1747.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	18	1	0	0	111111111111111101000000002100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	11/XX/2018
205465662	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	986.96	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	19	1	1	4	111111111111110000000544432111110000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205591166	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Called borrower, did not have a date will make a payment.  Provided payment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 08/XX/2016 referenced a credit dispute was received. The notes on 08/XX/2016 referenced a credit correction regarding the payment history. There was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.625	1085.87	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	92.09	17	3	0	0	111111111100000221112111100000000000	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	Yes	UTD	No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No	The loan already reached the maximum number of allowable modifications.	The account was previously under review for a modification. The modification was denied on 08/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205548203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06XX2018.  The borrower stated was unemployed 1 1/2 years ago and has been behind since. The borrower declined loss mitigation and is attempting to bring current without assistance. Also noted 3 payments have been scheduled for 6/30 for $2584.91, 7/15 for $600.00 and 7/25 for $2584.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	2151.16	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111111111111211	Yes	Yes	Unemployment	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6XX2018	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205469634	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 to inquire if the payment posted for 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	1959.9	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	35	0	0	0	111111111111111111111011111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205591198	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1202.2	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	32	0	0	0	111111111111011110111111111111111001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205591222	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to the hazard department to report a loss draft check that was received from the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damages caused on 03/XX/2018. The claim was classified as monitored. Claim funds were received in the amount of $4,996.89. First draw was mailed on 06/XX/2018 for $1,249.22. An inspection was conducted on 08XX2018 showing 25% of repairs were completed. Another $1,249.22 was issued on 09/XX/2018. No evidence of repairs completed as of 10XX2018. The borrower received a check from the insurance company for $2765.07 on 02/XX/2019 for wind damage.  The damage repair amount is estimated at $4,996.89.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	767.08	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	100	100	100	100	23	3	0	0	111111111112111112100001112110000001	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2016	No		Yes	No	N/A		No										No			No	No			Yes	Extension and modification	4/XX/2017	MOD	Yes	No	Yes	Extension and modification	No		The Servicer granted the borrower a payment extension on 04/XX/2017 and a prior modification was applied to the account on 02/XX/2016.	Limited	Completed Plan	EXT					No
205591224	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a promised to pay by 2/XX/19 via web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed that all trial plan payments were made.  Servicer noted that all payments were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.125	2187.4	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	100	14	10	3	0	011111111100000032323222112122102210	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2018	No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205548227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the borrower called in and the loan status was confirmed. the borrower scheduled a payment of $3041.78 for 2/XX/19 and was advised of the shortage amount of $466.66. the borrower understood and the agent stated they would email a copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	689.74	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		124.05	105.07	98.74	88.4	17	5	1	0	011111111100022111110000322211100000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205473774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to verify taxes paid for last year- provided info per annual statement,Borrower thanked for info and ended call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1213.63	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	2	111111111111111111111101000000000099	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205548229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Talked to borrower advised mod agreement received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	784.68	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	88.9	83.35	11	9	1	7	000000007777654321222212121211112111	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	12/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification, extension	7/XX/2018	MOD	Yes	No	Yes	Modification, extension	No		A loan modification was completed on 07/XX/2018. A 2-month payment extension was processed on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205473511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party on the account called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	754.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	0	0	0	111111111111111111000011111111011111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		Extension completed 05/XX/2017.	Limited	Completed Plan	EXT					No
205473400	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to ask about account status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Company states there is no error with the credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.5	312.87	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	116.67	7	14	5	5	000001122211223332465443222221232211	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					Yes	No	N/A	No	No			No																		No
205470661	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to get reinstatement amount to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.125	863.32	XXX	5/XX/2019	4/XX/2019	2/XX/2019	2/XX/2019		166.67	200	177.78	166.67	5	3	1	20	000012445566688999999876543212101010	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205591295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12XX2017.  The borrower called account shows due for Nov and Dec payment setup advised once payments post account will show current borrower taking deferral program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	693.63	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	25	9	0	0	111111111111010222211111112222211111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12XX2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	forbearance	12/XX/2017	FB	Yes	No	Yes	forbearance	No		payment deferral booked 12/XX/17	Limited	Completed Plan	Non-HAMP					No
205466999	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and scheduled payments for january and February
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states did not receive his payment "check" (coupon) in time to make the payment.  Payment has been made.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	599.12	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	28	5	0	0	111111111100011111121112222111111111	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Extension	2/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 02/XX/2018.	Limited	Completed Plan	EXT					No
205548330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1462.75	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	105.83	96.82	2	4	2	12	000000000766654321100000006665543222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 06/XX/2018	Limited	Completed Plan	Non-HAMP					No
205473532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer stated reason for default was curtailment of income due to hours were cut. Customer scheduled a payment for 2XX2019. Reinstatement and modification were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	592.12	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	30	1	2	1	111111111111111111111111101011113432	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment plan	6/XX/2016	RPP	Yes	No	Yes	Repayment plan	No		June 2016-Sept 2016 repayment plan	Limited	Completed Plan	Non-HAMP					No
205473819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to speak with someone about late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	967.32	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	3	1	0	111111111111100111111110211110213211	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 12/XX/2017.	Limited	Completed Plan	EXT					No
205473556	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower authorized a payment in the amount of $614.43; effective 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	384.72	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	88.89	91.67	24	5	0	0	111111112222210111111000010110111111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	7/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 07/XX/2018.	Limited	Completed Plan	EXT					No
205473501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Last contact with borrower stated has been busy trying to stay caught up. Borrower promised to pay on 10/XX/2018 in the amount of $343.09. Previously discussed modification with the borrower and stated documents left at their door.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Repairs completed and 100% inspection received 09/XX/2017.	Yes	0	XXX	4	1338.75	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.33	11	2	1	5	000000000011111121100000543211100999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2016	MOD	Yes	No	Yes	modification	No		FNMA Apollo booked 06/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205473708	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and placed a stop on a payment and reissued the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	1464.51	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.57	98.72	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469703	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018- Borrower called in stated works on commission business slow- authorized  payment for $ 1974.32 dated 06/XX/2018......discussed reinstatement and workout options.....03/XX/2018 called for status of loan and next payment date...12/XX/2017- called stated will make payment on line refused to set at the time....04/XX/2017- promised payment for $956.49 dated 04/XX/2017......07/XX/2016- reinstatement approved- 07XX2016 Borrower promised  payment for $956.49 dated 07XX2016..... 06/XX/2016- Borrower called to get 401k letter...
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	672.72	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	100	29	5	0	0	111111111211111112111221111111001211	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473801	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact with borrower was a confirmation and promise to pay $14,104.44 to meet reinstatement request and stop any foreclosure proceedings.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster inspection ordered on 09/XX/2017; a comment dated 10/XX/2017 reflects no damage was discovered via inspection.	Yes	0	XXX	5	794.87	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019	AMC verified the pay string variance	100	100	100	175	7	5	1	7	000000000019987654322210000101211210	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473687	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrowers' spouse called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	765.31	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	6	0	0	111111111111111101111112222221111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	7/XX/2018	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 10/XX/2017.	Limited	Completed Plan	EXT					No
205470673	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	1841.94	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205473506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Third party called in to make a payment of $1227.32 toward the account and discuss repayment options. The borrower has been working on and off and children has been helping pay mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Previous property damage reported, however, on 02/XX/18 indication inspection received and repairs completed.	Yes	30	XXX	6.875	833.97	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	2	0	0	111111111112110011111111110111112111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	11/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 11/XX/2017.	Limited	Completed Plan	EXT					No
205473875	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact with the borrower was on 01/XX/2019 to discuss a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower advised that they were impacted by XXX, September 2017. There was no damage to the home.	Yes	0	XXX	3.5	606.65	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	83.33	92.43	91.02	1	1	1	6	000000000777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Borrower completed a loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205591397	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contacted the servicer on 11/XX/2018 to schedule a payment on 11/XX/2018 in the amount of $1,206.18.
On 02/XX/2019 borr called in for genreal acct info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	844.94	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	25	0	0	0	111111111110001111110000111110101010	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	3/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 03/XX/2017.	Limited	Completed Plan	EXT					No
205548474	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower advised that they intend to keep the property.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	1052.69	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	100	10	0	0	0	000011111100001111000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205468950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower wanted to stop payment reminders and said would just block the number. Know your option site was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	466.48	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		110.91	105.46	114.75	101	14	7	1	6	000000011107655543211211121122122111	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified	Limited	Completed Plan	Non-HAMP					No
205548496	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and stated the he mailed the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing two missing money orders that were send in on 07/XX/2017.  A response was sent out on 08/XX/2017 that after researching the account, no money orders were received and applied to the account.  The borrower noted on 09/XX/2017 is working with the money order company to have the funds returned.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 12/XX/2016 the borrower indicated they had property damage and needed to file an insurance claim.  The borrower noted on 01/XX/2018 had home repairs and is now back on track.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	425.13	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111111110000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Repayment plan	6/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		The repayment plan was removed on 06/XX/2018 due to the borrower missing a payment.	Limited	Removed Plan	FBA					No
205469238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 6/XX/2018 Borrower called in and gave verbal authorization to spouse. Authorized third party cited excessive obligations and accepted a promise to pay $2730.35 by 6/XX/2018 via SpeedPay and declined an explanation of workout options.
There were numerous unsuccessful borrower contact attempts during the 12/XX/18-2/XX/19 review period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	666.32	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	122.22	141.67	0	1	0	26	000000000255565567677778889999999987	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to determine if the payment was reversed and was advised it was still showing as posted.  The payment can be reprocessed at the end of the month if it comes back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.25	2395.17	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	133.33	15	11	3	4	000112222245443321112111231111221121	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification denied 3/XX/18	Limited	Removed Plan	Non-HAMP					No
205469093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments from 8/XX/18 indicates reinstatement and repayment plan discussed. Borrower expects to bring account current in October so no plan setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	1184.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111111110011111111111011	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205469245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to inquire about general account information and updated their phone contact information. The servicing agent also discussed the billing statement with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	246.16	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	2	17	1	5	012222222222222222321000000000066654	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469751	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019 the borrower called in to make a payment of $1364.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No dates for milestones are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1018.93	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	9	0	0	111111111111111222221112111021111122	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 12/XX/2017.	Limited	Completed Plan	EXT					No
205467018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 borrower replied stating payments have been set up. On 11/XX/2018 the borrower called to inquire about modification payments dates and that a relative would call in to make a payment in to make November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	253.44	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		102.47	84.57	100.82	92.62	3	2	1	9	000000000099998765432112100000000000	Yes	No	Illness - Family	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan was modified on 06/XX/2018	Limited	Completed Plan	Non-HAMP					No
205465719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower who stated that they received financial papers. They stated they do not need financial assistance so will not be completing paper work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1230.89	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100.73	100.55	24	0	0	0	111111111111111111111111000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205469769	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower authorized a payment in the amount of $1613.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1252.46	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	4	0	0	111111111111101000112222111100000011	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called into make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	386.93	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	116.67	12	10	1	0	000001111212222210322101000211021100	Yes	No	Other	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469208	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay on 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	30	XXX	4.5	725.35	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Payment Adjustments	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469218	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized 3rd party called with promise to pay $889.85 by 2/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The third party reported property damage on 03/XX/2018 due to XXX and stated was getting approved from FEMA for property repairs.  The third party stated on 07/XX/2018 had to replace the heating and had roof repairs.  The status of repairs were not provide and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	6.625	790.79	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	116.67	10	7	2	2	000011122222243432100000110000001111	Yes	No	Unemployment	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		Yes	No	N/A		No										No			No	No			No																		No
205591519	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Comments from 2/XX/16 indicate borrower called because borrower does not like mod terms and does not want mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: 09/XX/2018 Property is located in a disaster area due to XXX.	Yes	0	XXX	6.875	1169.34	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	116.67	18	8	0	0	001111111122221111122211100000000112	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2016	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No										No			No	No			No																		No
205473794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called the servicer to make a partial payment on the account. Servicer advised they are unable to accept a partial payment and if the borrower feels the delinquency will go beyond the month the payment is due they should discuss workout options or modification with the servicer. The borrower stated they would make the payment in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1158.44	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	9	0	0	0	000001111111110000000000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	12/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205474108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized third party called in and made payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	774.77	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		166.67	150	133.33	125	2	11	13	4	001233333333322255443332322222210000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473970	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in for assistance with access to the website. The borrower was advised of the delinquency and made a payment over the phone. The borrower stated the RFD was because the payment should have been drafted and was not.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower states a payment was made but did not post to their account. The borrower was advised to send in the bank statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	707.78	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		120.31	133.17	125.86	122.21	32	0	0	0	000011111111111111111111111111111111	Yes	No	Payment Disputes	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205473658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.5	496.35	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	0	111111111100111101111100011101000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke to 3rd party, who did a promise to pay for $784.71 by 7/XX/2018 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	395.61	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	26	0	1	0	000011111111111111111131100111111000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		Commentary on 5/XX/2017 indicates the borrower was denied a modification	Limited	Removed Plan	Non-HAMP					No
205473595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted servicer to review the account status. The servicer advised the loan modification has been booked and is next due for August, 2018. The borrower understood and did not have any additional concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided; unable to determine any additional information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	982.73	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100.26	111.24	103.87	3	6	2	9	000000008888765432222110000000024321	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Non-Hamp modification completed	Limited	Completed Plan	Non-HAMP					No
205470701	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to request a claim check endorsement and was transferred to the insurance department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting stating negative credit reporting should be removed from the credit report due to identity theft. The servicer reviewed the account and on 04/XX/2018 sent a letter to the borrower advising that they are required to report accurate information to the credit reporting agencies and in order to further review any fraudulent activity on the account that documentation showing fraudulent activity has taken place such as a filed police report and a credit report. The servicer noted the dispute as resolved and no further communication relating to dispute noted.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Insurance claim was filed for water damages on 09/XX/2018. The claim was classified as a non monitored claim. On 11/XX/2018 the servicer endorsed and mailed the claim check in amount of $2,219.04 to the borrower and the claim was closed.	Yes	30	XXX	4.25	976.71	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111110011111000000011111100	Yes	Yes	Illness - Mortgagor	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No
205469231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 the borrower called and authorized a payment over the phone for 02/XX/2019 in the amount of $398.88. The agent tried to offer a possible assistance. The borrower declined because borrower does not have enough disposable income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	997.33	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	19	0	0	0	111111111111111110110000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205548689	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 07/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that the hardship of reduced income has been resolved.  The customer promised to pay $1,911.33 by 05/XX/2018 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1325.35	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100.15	136.16	124.11	118.08	5	9	0	0	0000022222222211100000000100010XXXXX	Yes	No	Curtailment of Income	Resolved		No	No	Incomplete	8/XX/2016	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	modification	10/XX/2018	MOD	Yes	No	Yes	modification	No		The modification denial letter was mailed on 10/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205465683	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  A third party wanted to get the post-petition payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	315.5	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	17	0	0	0	001111111111111110000000000011000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Filed/Under Plan	11/XX/2018
205469778	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the borrower stated the reason for default was business failure, the work is seasonal during the winter, the servicer discussed repayment plan and modification options, the borrower accepted a 5 month repayment plan to start 01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a disaster area due to XXX as noted on 09/XX/2018.	Yes	30	XXX	4.625	335.24	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	9	0	0	111111111111111212100001122222211211	Yes	Yes	Business Failure	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	12/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The borrower was approved for and set up on a 5 month repayment plan to start 01/2019.	Limited	Active Plan	FBA	1/XX/2019	1/XX/2019	2/XX/2019	5/XX/2019	No
205591569	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower has an HOA that is not delinquent or foreclosed. Process payment in the amount $1,287.60 by 07/XX/2018 via speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXX on 9/XX/18 (DR-4393). There is no indication of property damage.	Yes	30	XXX	4.5	802.8	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Marital Difficulties	Temporary	Weak	No	No	Yes	11/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205465664	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower in regards to repayment plan..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.875	406.71	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	106.49	104.33	103.25	7	24	4	0	222222222222232213222222110111322132	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205469198	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer on 8/XX/2018 regarding past due payment. The borrower was informed that the account has been behind since September 2016. The borrower stated that will speak to his wife because she normally makes the payments and that will call the servicer back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was resolved verbally. The borrower was informed that the account has been behind since September 2016. The borrower stated that will speak to his wife because she normally makes the payments and will call the servicer back. There is no evidence in the servicing comments of successful borrower contact after 8/XX/2018.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	706.82	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111111111111000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205591609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower contact on 01/XX/2018, Called to discuss a repayment plan and a reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on 05/XX/2016 referenced an insurance claim for unspecified damages caused on 04/XX/2016. The check for $7,760.35 was endorsed and released on 05/XX/2016. The claim was closed on 05/XX/2016 due to the claim amount was under the "E/R limit".	Yes	30	XXX	6.875	1020.26	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	14	3	2	10	111111111111004322100766665432100054	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	9/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 06/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205591624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower, borrower wanted assistance with online account and promise to make a payment.  No reason for delinquency obtained at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.375	1232.48	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	18	5	1	4	111111111111000765432212102121010010	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No	Modification denied on 12-08-17 due to insufficient payment reduction	Modification denied on 12-08-17 due to insufficient payment reduction	Limited	Removed Plan	Non-HAMP					No
205591626	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 11/XX/2018 the borrower made a payment in the amount of $1768.83. Comment dated 02/XX/2019 borrower wanted to get an escrow breakdown and what servicer can do to help out with the payment. On 01/XX/2019 borrower called to inquire about the payment increase and had escrow questions. Associate went over the changes and referred borrower to the city hall for tax exemptions. Associate advised the old policy efund shoud be put back in escrow to aid the shortage and set the spread to 60 months to make the payment more affordable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1124.45	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	22	0	0	0	000011111111111111100111111100000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205548746	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party noted the reason for default as borrower illness and scheduled a payment for 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 01/XX/2019. No damage was reported.	Yes	30	XXX	4.25	524.59	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	2	0	0	111111111111110000000221111101111111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	6/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 06/XX/2017.	Limited	Completed Plan	EXT					No
205465718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower's XXX advised the RFD is due to the borrower traveling to Mexico for XXX sick dad and sister needs heart surgery. The borrower set up a payment for $814.06 to be paid on 11/XX/2018 via Moneygram. Borrower stated will probably call next month to set up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	733.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	17	0	0	0	111111111100110000001100000010000110	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205548880	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The third party on the account rejected the repayment plan due to borrower on fixed income and unable to afford it. The agent reviewed the change hierarchy and that any additional monies goes into suspense and builds up over time to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida XXX (DR-4341) occurred on XXX. No damage found due to disaster.	Yes	30	XXX	4	576.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Payment Disputes	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	N/A	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205465708	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	653.58	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	2	0	4	111111111111111111111111110000765422	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205548894	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower spoke with an agent and discussed account status, payment dispute error that happened during their bankruptcy, and borrowers plan to send in extra monies to bring the account current the following month. The agent also spoke with the borrower about the due date on the payments and that they can't be changed even though the borrower stated that it would benefit them due to being paid at the end of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower sent in evidence of payment.  Error corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Flooding - DR - 4397 as referenced on 08/XX/2018 . No damages were reported.	Yes	0	XXX	7.125	582.77	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	116.67	2	5	4	15	000000000012223212344334445666776889	Yes	No	Payment Disputes	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Modification	6/XX/2017	MOD	Yes	Yes	Yes	Modification	No	Borrower failed to return executed modification agreement.	Modification	Limited	Removed Plan	Non-HAMP					No
205591727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer spoke to borrower on 4/XX/2018 about loan reinstatement.  Borrower had been unemployed but was back working.  Borrower called in on 4/XX/2018 with a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7	829.63	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	191.67	8	3	1	9	000000000009998765543221012111110010	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205470692	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to confirm payment amount. On 1/XX/19 borrower called to see when the 1098 tax form is sent out.  Advise will be sent out by 1/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	1019.44	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	98.94	98.24	130.17	3	4	12	4	000000000009443343333333223332211100	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		Yes	Active	11/XX/2018
205548978	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to make a promise to pay $1135.35 by 02/XX/2017 via website. Borrower stated RFD was due to excessive obligations. Servicer processed payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.75	904.71	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205591767	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and promised to pay $1589.79 by 11/XX/2018 via the web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called disputing missing payments as they were suppose to be differed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1243.94	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	116.67	26	1	3	0	111111111113332111100000011111111111	Yes	Yes	Curtailment of Income	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205591770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called and stated needed envelopes with statement to send payments. Borrower scheduled a payment. Borrower was provided with options available for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	845.36	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100.01	119.82	113.21	109.91	1	0	1	20	000000000010000566534576544445655656	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 12/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205591780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower verified there is a late fee balance of $107.76 on account. There have been 8 late fees of $13.47. Advise the borrower made web payment we consider payment effective on the day payment is made on web. Advise of the late payment and the breakdown on the web. Advise the modification amount could be found on the monthly statement. Set up promised to pay $644.50 by 08/XX/2018 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.875	269.39	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	122.22	108.33	5	5	4	8	000000001231110022221000087777654333	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205474090	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09XX2017.  Borrower called to advise spouse was making the wrong payment. Representative advised the amount due. The borrower will make the payment today via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	714.84	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.86	99.58	31	2	0	0	111111111111111111121210001111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9XX2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205474092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make their trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	832.51	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	95.99	2	3	1	6	000000000008776543222110000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205474166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was called to let them know that the first modification payment is due September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	429.82	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	107.41	80.56	2	2	1	7	000000088876543210210000000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex mod	Limited	Completed Plan	Non-HAMP					No
205591785	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make scheduled payment for 1/XX/2018 on 11/XX/2018 in the amount $3,091.18. Borrower mentions reason for default is an investment property and tenant moved out but has new tenants will be moving in on 12/XX/2018. Plans to have loan caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Comments 10/XX/17 reflect subject located in FEMA disaster area for XXX (XXX). No damages were reported.	Yes	0	XXX	4	1970.58	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	116.67	15	10	0	0	001122222222221111111110001111000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	10/XX/2017	MOD	Yes	No	Yes	Extension	No		The Servicer granted the borrower a payment extension on 10/XX/2017 and a prior modification was applied to the account on 02/XX/2016.	Limited	Completed Plan	EXT					No
205474143	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Notes indicate that borrower called and was advised the official final loan modification documents were received on 9/XX/2016. Agent advised borrower of loan payment of $1454.24 starting 5/XX/2016 ending 7/XX/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 08/XX/2016-Loan Assumption complete	Yes	30	XXX	3.75	790.82	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	0	0	8	111111111111111111111111111199999999	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called to infomred they were switching insurance companies and need to cancel their current insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	745.28	XXX	3/XX/2019	2/XX/2019	2XX2019	2/XX/2019		100	100	100	100	6	0	0	7	000000000011111100000000000009999876	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		A 1-month payment extension was processed on 05/XX/2018. A loan modification was completed on 10/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205474222	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower inquiring about the January payment being processed today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. Property damage was reported and a claim was filed. Claim funds in the amount of $20389.08 were received and released to the borrower on 03/XX/2018. The claim was closed on 03/XX/2018 with a 100% inspection dated 03/XX/2018.	Yes	0	XXX	4.125	1695.97	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100.61	100.3	100.8	84.08	3	1	1	7	000000008887654321000000000000000011	Yes	No	Death of Family Member	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	Yes	XXX	2/XX/2018	Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205549016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	1342.29	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205591808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	437.16	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	17	0	0	0	111111111111111110000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in said that the payment has already been scheduled for a future date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	936.32	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	97.38	95.64	94.77	34	0	0	0	111111111101111111111110111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205474329	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in for assistance making a payment on the website. The agent walked through the process with the borrower and the payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by XXX as noted on 09/XX/2017. No damage was reflected.	Yes	0	XXX	3.5	812.97	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100	100	101.66	104.99	1	1	2	16	000000004444433210000000099999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modifications were booked on 07/XX/2018 and prior to that on 02/XX/2017. No delinquencies were reflected after the most recent modification booking.	Limited	Completed Plan	Non-HAMP					No
205469814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  An authorized third party was provided the total amount due and next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	626.63	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	28	3	0	0	011111111111111111111111011211221000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549077	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment of $2179.42 and late charges of $120.58. The servicing agent advised the borrower of free payment options via online in order  to avoid the processing fee.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed partial payment/reinstatement amount. Payment dispute was resolved on 01/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1241.95	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct. Paystring verified correct.	133.33	116.67	111.11	116.67	20	3	1	5	000111111111211211111000087654321111	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No				Yes	Still Being Paid					Yes	Yes	N/A	No	No			Yes	modification	11/XX/2016	MOD	Yes	No	Yes	modification	No		Modification denied 11/XX/2016.	Limited	Removed Plan	Non-HAMP					No
205471014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regarding options to avoid foreclosure and requested payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	1246.34	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111111111111111110000001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205474201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower scheduled a promise to pay 05/XX/2017 in the amount of $3704.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	2486.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	8	0	0	111111111111111221111111221221112211	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	4/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205474131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment of $884.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	4.625	566.67	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	100	6	27	0	0	222222222222222222210022222222111101	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 05/XX/2017.	Limited	Completed Plan	EXT					No
205474078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called for loan information that account was in arrears and that is why he did not receive a surplus at the end of 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	597.6	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	133.33	122.22	116.67	8	13	4	0	000011222232232221223322111110000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	11/XX/2018	FB	Yes	No	Yes	Forbearance	No		Forbearance plan completed.	Limited	Completed Plan	FBA					No
205474272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make two payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	770.33	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	20	11	0	2	111111112222222211211111221111010066	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was modified on 5/XX/16.	Limited	Completed Plan	HAMP					No
205549112	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made promise to pay and indicated illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	370.99	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	100	27	1	0	0	111111111211111111111111111100000000	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205465640	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit dispute resolved
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	428.34	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Marital Difficulties	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	Yes	N/A	No	No			No																		No
205549119	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to check on account status, will make a payment by the end of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	485.2	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	18	3	2	2	111111111111100000000000443322112111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205591947	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment for October in the amount of $775.01. she also states that she will try to make a payment and a half for next month and January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	533.56	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	30	0	0	0	111111111111111110000001111111111111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205549140	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to have the insurance check stopped and reissued to the mailing address on file.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Request to dispute modification reject was submitted on 07/XX/2018.  This was completed and the modification was finalized.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XXX. An insurance claim for water damage sustained to the property on 10/XX/2015. An inspection dated 06/XX/2018 reported that repairs were 100% completed. This non-monitored claim was closed on 07/XX/2018. All claims funds totaling $4,000 were released as of 08/XX/2018.	Yes	0	XXX	4.125	1168.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019	A modification was processed in 07/2018.	100	100	100.04	92.86	6	1	1	8	000000008887765432111111000000000000	Yes	No	UTD	UTD		No	No	Yes	5/XX/2013	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		The FNMA flex modification was completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205549277	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/19 the borrower called in and wanting to know about workout options. The servicer discussed with the borrower modification repayment plan. The borrower scheduled a  payment of $1185.00 to come out on 2/XX/19. Thee servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	2	785.79	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	1	0	0	111111111111111111111100021110001110	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205474280	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called would like to reaffirm loan.  Was advised Chapter 7 and still active and filed bankruptcy in 2009 and 2017.  The 2009 was discharged and debt was already previously discharged. Unable to reaffirm.  Borrower will contact bankruptcy attorney and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Previous bankruptcy noted 5/XX/2017 discharged in 2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	272.94	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	0	0	0	111111111111111101111011111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called for 1098 to be mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	2323.74	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	24	9	0	0	111111222222211110111110111011212111	Yes	Yes	Excessive Obligations	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205471028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments from 12/XX/18 indicates borrower is currently unemployed. Servicer reviewed workout options with borrower. Promise to pay set for 1/XX/19 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan was previously modified with prior servicer.	Yes	30	XXX	4.75	779.24	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	Yes		No		No	No	N/A		No										No			No	No			No																		No
205592090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discuss loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1592.32	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		166.67	133.33	122.22	116.67	7	16	0	2	000222222222221022211111022100000099	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	11/XX/2018	MOD	Yes	No	Yes	Modification	No		missed payment on modification	Limited	Completed Plan	HAMP					No
205469848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment. A payment was scheduled for 02/XX/2019. The borrower also made a promise to pay for 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	907.17	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	22	12	0	0	011111111112122221221212210111211211	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called on 02/XX/2019 to inquire about late charges and corporate advance fees and also confirmed the hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	297.29	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	133.33	116.67	13	9	3	0	001112223322211132211211111000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment plan	1/XX/2019	RPP	Yes	No	Yes	Repayment plan	No		A 6 month repayment plan was approved on 07/XX/2018. Borrower completed the plan on 01/XX/2019.	Limited	Completed Plan	FBA					No
205469908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower returned automated call- was a payment reminder.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	556.28	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	11	0	0	0	000001111111111000000000000000000100	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  The borrower called in and authorized a payment in the amount of $745.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: There are bankruptcy department and letter references throughout the scope of the review but no filing referenced.	Yes	30	XXX	5.875	602.73	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	91.67	18	13	0	0	111111111100222222222211111110222100	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	2XX2019	Yes	2XX2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205592143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called about claim check which was verified. Sent check Friday and wants to know status of money. 04/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3	428.97	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111111110000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205592151	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: 08/XX/2017 Property is located in a disaster area and per disaster inspection no damages.	Yes	30	XXX	7	523.65	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	1	2	4	111111111111111110655433211100000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes	10/XX/2017	No		No	No	N/A		No				Yes	Cancelled					Yes			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		Loan modificartion was booked 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205549632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments indicate borrower called to dispute a payment that went to the previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	795.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	0	0	0	111111111111101101110111111111111111	Yes	Yes	Payment Disputes	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised they would be making a payment on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3	675.46	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	125	8	5	1	0	000111122210321000000000000000000211	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to see his home is showing on credit bureau as foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	543.62	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	103.42	101.71	101.14	92.96	0	0	1	25	000000000099999999999999999999876543	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modified 05/XX/2018	Limited	Completed Plan	Non-HAMP					No
205592208	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to find out options to get the account back in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	2077.53	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	98.12	96.48	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unemployment	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205470237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised borrower of modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	431.76	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		101.41	100.71	118.55	103.03	0	0	0	26	000000000099999999999999999999999999	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		The FNMA Flex modification was booked on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205549694	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in about taxes and promised to make payment by 02/XX/2019.  Borrower also inquired about tax notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	385.32	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	2	0	0	111111111111111111111111111111021121	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018- bwr called in to advised pmt will be made Oct XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1056.01	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	4	0	0	111111111111111111110000001111212122	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592286	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in inquiring about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	0	XXX	4.625	1020.71	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	16	0	0	0	001111111111111111000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Talk to borrower regarding 7/XX/2018 payment borrower states to stop calling.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 11/XX/2018 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim was filed for damages caused on 01/XX/2017. The comments on 04/XX/2017 indicated an inspection was received showing 100% of repairs were completed. All funds were released and the claim was closed.	Yes	30	XXX	5.125	409.48	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	16	1	1	2	111111111111000000000000005432111100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205469285	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called regarding options to bring loan current. Servicer advised disaster forbearance has ended and offered modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of damages.	Yes	0	XXX	4.5	1380.86	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		104.64	102.32	100.81	92.67	9	6	1	6	000000000777654321100000212111212112	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		Loan modified 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205592328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to advise why the payment will be late. The borrower stated that they haven't been paid since the shut down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1251.81	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	92.98	7	5	2	7	000000000076665432432221010000121111	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	7/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5XX2018	MOD	Yes	No	Yes	Modification	No		Modification booked 5XX18.	Limited		Non-HAMP					No
205474250	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated was at work and that a payment had just been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	547.85	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	28	2	0	0	111111111111111111110000002112111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549748	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The agent went over the loss mitigation options and advised that they would have their relative call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	449.3	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	111111111111111111111000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	12/XX/2015	MOD	Yes	Yes	Yes	Modification	No		The borrower completed a modification	Limited	Completed Plan	Non-HAMP					No
205549763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  1/XX/2019 Spoke to other party and stated they would pay via website, payment was made 01/XX/2019.  Went over financials with borrower to see what options are there to avoid foreclosure.  Discussed reinstatement options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1326.94	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	108.33	31	1	0	0	111111111111211111111111111011101010	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	8XX2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205549851	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a partial payment.  Advised borrower that was made earlier in the month was applied to June payment.  She wanted to speak to manager.
Representative explained the difference and borrower promised to pay $300.00 7/XX/18 via Speedpay.  Advised borrower the account was 3 months behind and deferral only took care of 2.  Processed partial payment to start the catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	479.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	96.85	18	4	0	0	111111111102222111100011110000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Extension	4/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 04/XX/2018.	Limited	Completed Plan	EXT					No
205549977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and declined self service and stated will set up recurring payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	1182.17	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	100	2	0	0	21	000000001100000999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	12/XX/2017	MOD	Yes	Yes	Yes	Modification	No		The loan was modified on 12/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205550043	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 Commentary states Borrower called in reference to insurance renewal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised that there was damage to the property from XXX. However no claim was filed and there was no evidence that repairs were made. Details of the damages were not clearly stated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XXX. The borrower advised on 09/XX/2017 the property was damaged by the storm.	Yes	30	XXX	5	888.81	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	91.67	26	3	1	0	111111111110002322111000111111111111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Forbearance	3/XX/2018	FB	Yes	Yes	Yes	Forbearance	No		Borrower completed the disaster forbearance plan.	Limited	Completed Plan	FBA					No
205469914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  3rd party called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	851.2	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	6	1	6	111111111111111127654443222211112111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2019	No		No	No	N/A		No										No			No	No			No																		No
205592460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called and stated they will make the payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  CFBP 45 Day discharged BK Conciliation letter.  No bankruptcy details provided in collection notes
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	443.43	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100.59	1	1	1	8	000000000076654321000000000000000987	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modification booked on 05/XX/18	Limited	Completed Plan	Non-HAMP					No
205592499	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower went over financials to try to avoid foreclosure. Borrower states that sent in payment through certified mail and it was lost.Borrower was advised if they could send in proof of mailing the payment, a review could be done to reverse the late charge. Borrower also states that the loan should not be late due to a payment that was applied incorrectly in 2008.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower reported a claim on 04/XX/2017, the details of the damages were not provided. The funds in the amount of $2,543.20 were endorsed and released on 05/XX/2017. There was no further mention of the claim.	Yes	30	XXX	5.125	1773.55	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205471148	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower confirmed their total amount due was $765.80.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting during bankruptcy. Credit dispute was resolved on 10/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2018, no evidence of damages.	Yes	0	XXX	6.25	2019.55	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	13	10	3	1	000001111111111111000024333222222222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	modification	1/XX/2017	MOD	Yes	No	Yes	modification	No		Loan modification denied 01/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205592508	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX was referenced by commentary dated 09/XX/2018.	Yes	0	XXX	4.5	564.56	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	28	0	0	0	011111111111111111111110101110110000	Yes	No	Other	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated they would make a payment in the amount of $766.32 for the month of October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	423.16	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	97.76	106.62	103.29	21	9	1	0	111111111222232222211111110000101111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment and the servicer provided information on ACH.  The borrower had called in on 02/XX/2019 to request future calls be directed to daughter, provided phone number and gave authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5	1053.39	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100.8	101.45	76.09	1	1	1	8	000000888876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 09/XX/2018.	Limited	Completed Plan	HAMP					No
205592535	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment of $476.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1203.96	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		101.16	117.25	111.5	125.29	11	6	1	0	000011111112322221211100000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205474249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	498.43	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	98.76	1	1	2	9	000000000007776543210000000000004443	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205550142	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke with an agent and stated that they fell behind due to not working due to the weather in the area. The borrower stated should be to bring the account current by the end of the month and doesn't need a workout at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is energy - environment cost.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4332 as noted on 10/XX/2017. There was no damage to the property.	Yes	60	XXX	4.5	511.44	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	100	10	20	1	0	222222222221222223211100121101212100	Yes	Yes	Energy - Environment Cost	Temporary	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469952	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called about his insurance with another party on the line. Servicer advised payment was sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is in FEMA disaster area 09/2017;	Yes	0	XXX	4.25	937.74	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		108.39	120.86	113.91	110.43	10	2	0	0	000011111112121100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205592623	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	853.05	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	1	0	0	111111111111111111111111211111111100	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592637	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called for update on mod advised in review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer noted a credit dispute that was resolved.  Payment history noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to XXX on 9/XX/17 (XXX). There is no indication of damage to the property.	Yes	0	XXX	4	829.19	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	105.15	9	6	2	5	000000000007765433222222111111111000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	UTD	N/A	No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Mod booked 04/XX/18	Limited	Completed Plan	Non-HAMP					No
205592639	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018- Borrower called in stated aware a month behind- authorized payment for $896.46 dated 09/XX/2018- and 10/XX/2018.... (Previously  was denied for deferral -no previous modification- borrower is Delinquent- 30 plus days)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	580.43	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2XX2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205550196	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke with an agent and stated that they had been sick. The borrower advised that he will get payment in office by 8-31-18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4332, as noted on 09/XX/2017. There was no damage to the home.	Yes	0	XXX	3.625	671.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	100	10	10	3	6	000001111103222332222211112210777654	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	5/XX/2013	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	4/XX/2018	MOD	Yes	No	Yes	Extension	No		The Servicer granted the borrower a payment extension on 04/XX/2018 and a prior modification was applied to the account on 09/XX/2016.	Limited	Completed Plan	EXT					No
205550218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1299.29	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	0	0	0	111111111111111111111000111000000001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	Yes	Yes	3/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205592680	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower inquired about late reporting on credit, servicer explained forbearance reporting
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing negative credit hit while on forbearance plan
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property is located in a FEMA disaster area. Disaster inspection ordered 09/XX/17. Comments date 10/XX/17 reflect that no damage was discovered via inspection.	Yes	0	XXX	4.125	698.01	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		100	105.02	103.89	94.86	2	1	1	9	000001777777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	modification	9/XX/2018	MOD	Yes	No	Yes	modification	No		Modification was booked on 09/XX/18	Limited	Completed Plan	Non-HAMP					No
205550354	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	382.8	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	4	0	0	111111111100100000000002211111221111	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205550375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Servicer assessed borrowers financials and explored options.  The servicer provided the borrower with the HUD number.  Borrower made a payment in the amount of $1096.78.  Borrower stated will try and reinstate the account by the end of the month.Borrower called on 12/XX/18 to make promise to pay.  Spoke to borrower on 01/XX/19 to avoid foreclosure.  On 1/XX/19 borrower scheduled payment for 1/XX/19 . On 02/XX/19 borrower made promise to pay 909.93.  Borrower stated found cheaper insurance.  Advised borrower to send in declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	711.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	111111111111110111100001000010001000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower called in to pay off escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.625	1126.51	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	113.93	107.46	112.1	21	9	0	0	011111111100222211110211222101121101	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471151	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that Servicer contacted borrower to advise of the disaster Modification that was completed and first payment due on 7/XX/2018. Borrower advised they wanted to be set up on the ACH Auto-pay.. Agent advised the borrower of the quickest way to go on the website and how to set it up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 the property was damaged by the natural disaster; the details of the damages were not provided. There was no evidence of a claim being filed, or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area.	Yes	0	XXX	3.875	1335.8	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	102.13	93.28	6	1	1	6	000000000777654321100001011000000100	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Disaster Cap and Extend Modification Booked.	Limited	Completed Plan	Non-HAMP					No
205592733	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower spoke to the servicer to inquire about a research request to confirm the terms of the modification. Agent provided borrower requested information, however borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property is located in a FEMA disaster area. Disaster inspection ordered 07/XX/18 . Comments dated 10/XX/18 reflect that no damage was discovered via inspection.	Yes	30	XXX	4.625	990.74	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2019	No		No	No	N/A		No										No			No	No			No																		No
205469975	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 the borrower contacted the servicer regarding the property inspection notice. The borrower wanted to know why was being charged for property inspection fees. The servicer advised that the inspections are ordered by the investor due to the account status. The borrower understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 9/XX/2017. The borrower reported property damage on 9/XX/2017.	Yes	30	XXX	5.125	650.85	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.84	99.51	34	0	0	0	111111111111111111011110111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205550527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in about loan modification. Advised account had to be delinquent and referred to specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	2294.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111111111111111121110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205592765	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 an authorized 3rd party called in to make payment in the amount of $1495.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4332 as noted on 09/XX/2017. There were no damages to the home.	Yes	0	XXX	7.125	898.03	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	93.44	4	3	3	14	000000000999999876543211054321043210	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		06/XX/2018: account has been modified	Limited	Completed Plan	HAMP					No
205592767	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 spoke to the borrower about the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number 17-13699.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.25	174.3	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	22	2	0	0	111111111111111111000021211000010000	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	5/XX/2017
205592784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	956.91	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111111100000000010000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205592816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to get instructions on how to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1169.23	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	116.67	111.11	116.67	19	1	0	0	000011111111211111111010110000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205592827	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The loan status is bankruptcy. On 11/XX/2018 the borrower called regarding escrow account and scheduled a payment for 12/XX/2018 in the amount of $2057.67. On 05/XX/2018 the account noted, Modification booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  On 09/XX/2018 the account noted, Bankruptcy Chapter 7 filed on 08/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.625	1240.93	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	84.35	6	1	1	7	000000000088776543210000000111110000	Yes	No	Excessive Obligations	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2018	MOD	Yes	No	Yes	Modification	No		On 05/XX/2018 the account noted, Modification booked.	Limited	Completed Plan	HAMP					Yes	Active	9/XX/2018
205592834	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018: borrower made promise to pay $934.09 by 07/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area due to XXX. The borrower called on 10/XX/2017 to report a claim for hurricane damages caused on 09/XX/2017. A claim check for $10,454.65 was endorsed and released on 11/XX/2017. The claim was classified as enhance endorse and release. A second claim check for $4,896 was received on 08/XX/2018 and released to the borrower on 08/XX/2018. The comments on 08/XX/2018 referenced the claim was now non-monitored. There was no further mention of a claim.	Yes	0	XXX	7.375	689.32	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	108.56	91.26	1	1	1	6	000000000765554321000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	6/XX/2018	MOD	Yes	No	Yes	modification	No		The FNMA Flex Modification was booked on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205592838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and made a payment and discussed reinstatement.  The borrower stated they had been delinquent because they had gone to see their daughter in CA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.375	566.82	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	18	0	0	0	000011111111111111111100000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called to make repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1085.85	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	10	0	0	0	001111111110000010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer stated reason for default was curtailment of income due to government shutdown. They made a promise to pay by 1/XX/2019 via bill pay. The customer also requested a workout and initiated package to be mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	1376.28	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	98.11	17	0	0	0	111111111110101111100000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205592859	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 10/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower is calling in to make sure that the account has been updated with the modification.
Borrower called 2/XX/19 to check the status of the account.  Borrower was advised of the late fee for the Feb. payment.  Borrower said he suffered an accident and medical issues which caused him to get behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	777.94	XXX	3/XX/2019	2/XX/2019	10/XX/2018	2/XX/2019		100	106.67	117.78	88.34	13	1	1	5	0000044444321111111111110000001XXXXX	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 10/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205592867	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower was contacted and stated a payment was set up to come out account for $764.95. The agent ran the payment and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not provide the bankruptcy filing date, chapter, discharge date or other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4337, as noted on 09/XX/2017. There were no damages.	Yes	30	XXX	4	568.5	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	19	0	0	6	111111111111110011110000010000999999	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The modification was booked on 09/XX/2016.	Limited	Completed Plan	HAMP					No
205469300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower planned to make payments for August and September to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower received $28,009.03 from the Hardest Hit Funds program on 07/XX/2016 to reinstate the loan.	Yes	0	XXX	4.25	1044.16	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	133.33	122.22	116.67	10	13	0	4	000001222221222211210022211110109999	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	5/XX/2017	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 05/XX/2017.	Limited	Completed Plan	EXT					No
205550687	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower contact in regards to total amount due and to discuss repayment plan/modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	349.12	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	15	14	0	0	122222222222221111111100000001111211	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205592914	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make payment, Borrower was not sure why the last payment was made not in full. Borrower is planning to make payment online on 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXX on 8/XX/17 (DR-4332). There is no damage to the property indicated.	Yes	30	XXX	3.625	445.45	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	8	15	0	8	111112222222222222221110000099999999	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205550733	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	1618.79	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	1	0	0	111111111111111111111111121111111100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205550736	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	504.82	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	19	0	0	0	111111111111111000000000011110000000	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470056	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower verified their information and scheduled their payment for 08/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute was resolved on 07/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX noted on 1/XX/2018. No damages were reported.	Yes	0	XXX	4	301.01	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		191.77	194.02	195.88	193.19	4	1	1	7	000000000677655432111100000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower completed a FNMA Flex loan modification on 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205550809	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party called to confirm payments are set for 12/XX/2018 and 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for unspecified damages 05/XX/2017. Claim funds received 05/XX/2017 in the amount of $16,895.10 were endorse and released. The borrower noted on 08/XX/2017 that the repairs were completed last year.  The claim is classified as enhanced endorse and release.  The claim is still pending final inspection as of 10/XX/2018 to verify repairs for doors and windows are completed.  The damage repair amount is estimated at $16,895.10.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.
				Noted damages were from a prior to hurricane noted on 10/XX/2016.	Yes	0	XXX	4.5	1153.06	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		283.35	191.68	159.06	142.75	22	0	0	0	001111111111111111000000001111110000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2016	No		Yes	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment plan	1/XX/2019	RPP	Yes	No	Yes	Repayment plan	No		The borrower completed a repayment plan on 01/XX/2019.	Limited	Completed Plan						No
205592999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in asking to set up a repayment plan. Stated medical problems and a bad fall is now causing short-term memory loss. Borrower is now permanently disabled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.25	180.89	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		120.41	126.87	129.03	121.04	6	9	0	0	000011122222222211100000000000000000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No	Denied due to the borrower not returning the final loan modification documents.	The loan was denied for a modification on 03/XX/2018.	Limited	Removed Plan	Non-HAMP					No
205593014	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment of $975.86.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	700.38	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	0	0	0	111111111111110011111111111111111111	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	11/XX/2015	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 11/XX/2017.	Limited	Completed Plan	EXT					No
205593019	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contacted the servicer on 2/XX/19 and stated the payment had been caught up. No promise to pay stated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 12/XX/2017 reflects that no damage was discovered via inspection.	Yes	30	XXX	4.75	572.71	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	123.84	115.89	111.92	24	5	0	0	111111222211211110100000011111111111	Yes	Yes	Payment Disputes	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205550924	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to check the status of the loan, stating they would send in a full payment next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	6.375	468.53	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	11	1	2	19	000111111111112344443555555666665666	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan modification was denied by the servicer on 10/XX/2016.	Limited	Removed Plan	Non-HAMP					Yes	Active	5/XX/2017
205469338	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was contacted about October's payment.  They stated that their son had made the payment for Monday and the rep confirmed it was in the system.

02/XX/2019 - The borrower (authorized 3rd party) called to schedule payment on 02/XX/2019 for $1490.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane comments noted on 1/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	Yes	0	XXX	4	1078.41	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	98.4	94.96	1	1	1	6	000000000777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6XX2018	MOD	Yes	No	Yes	Modification	No		Comments indicated a loan modification was completed.	Limited	Completed Plan	Non-HAMP					No
205593093	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made payment iao 1692.03 to be processed on 11-7-18, and also that she would be month behind
On 02/XX/2019 borr scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1465.65	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	31	1	0	0	111111111111111112111111111111110000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1170.52	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	26	3	1	0	000111111111111111111111110021321210	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593097	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower ptp 2034.88 by 12-XX-18 via reg mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1434.99	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111221111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205466831	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of damages.	Yes	30	XXX	5	577.23	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	1	0	0	111111111111121111111111111111101000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205470053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Unauthorized party called in to get account information to catch the loan up.  Stated buying home from borrower and had paid $10,000.00 as down payment and now lives in the property. Advised cannot provide him with any information on account unless authorized. Attempted to call borrower on back line no answer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	615.17	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	122.22	108.33	24	10	2	0	111111111322211132222221111121111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205550989	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the borrower spoke with an agent and was advised that the November payment is due. The borrower stated they would take care of the payment and didn't want to schedule the payment with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. The borrower reported property damage and filed a claim. Claim funds in the amount of $19650.03 were received on 03/XX/2018 and were endorse and released on 03/XX/2018. The claim was reclassified as non-monitored on 03/XX/2018 and the claim was closed on 03/XX/2018.	Yes	0	XXX	5	1310.1	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	101.21	92.58	1	1	1	7	000000007777654321000000000000000000	Yes	No	Curtailment of Income	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was approved for modification and completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205593128	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Claim check released for property repair.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. A non-monitored insurance claim was filed for water damages caused on 07/XX/2018. The funds were endorsed and released on 12/XX/2018. The claim was closed on 01/XX/2019.	Yes	0	XXX	4.625	570.33	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	115.72	86.79	1	1	1	6	000000008876543210000000000000000000	Yes	No	Casualty Loss	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 9/XX/2018	Limited	Completed Plan	Non-HAMP					No
205593145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and made September's payment in the amount of $495.86. The borrower advised they will pay October's payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	173.06	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		166.67	133.33	122.22	100	5	17	2	2	000222222221022123222223211100000044	Yes	No	Excessive Obligations	Permanent		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593157	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment on the account for 11/XX/2018 in the amount of $978.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 4/XX/2018 - FEMA natural disaster due to XXX 9/2017.	Yes	30	XXX	4.625	716.08	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	125	31	1	1	3	111111111111444321111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to obtain the transaction history for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	270.77	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	1	5	7	8	000000000010000077766654333323233222	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593191	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Customer called to ensure the taxes would be paid on time. They also made a promise to pay $2,516.95 by 9/XX/2018 via wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1957.75	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	18	0	0	0	111111111111111111000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	9/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2016	MOD	Yes	No	Yes	Modification	No		FNMA Alternate modification booked 2/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205593200	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to state they planned to make November's payment on or before 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster area inspection was ordered on 09/XX/2017; comment dated 12/XX/2017 indicates no damage found due to disaster via inspection.	Yes	0	XXX	6.25	728.35	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	107	96.93	1	1	1	7	000000007776654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Disaster cap and extension modification was booked 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205551094	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to make a payment. The agent assisted the borrower with setting up the payment of $2600.00 for 09/XX/2018. The agent provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	1531.93	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	8	8	0	19	111112222222211109999999999999999999	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	10/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan modification was completed on 10/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205466821	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower states that he was unaware that he was still on the loan, He was under the impression that his ex wife refinanced and removed him from the loan. He states that his ex wife's family will be making the payment today. He was advised of the delinquency and that his credit will take some negative hits and late fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The credit reported was updated on 08/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	8	697.08	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	28	2	0	0	011111111111111111111111111121000002	Yes	No	Excessive Obligations	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			No																		No
205593274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to have late fee waived and stated will make a payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	558.75	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	114.61	217.53	178.78	14	2	0	0	000001111221110001001110101100000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called and made a promise to pay on the website by 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	245.75	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		66.67	204.39	159.73	119.8	6	2	1	6	000000077765432211000000001111000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205551141	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower promise to pay $775.30 on 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	573.69	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	17	16	1	2	111111222222222115432222222111111111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	9/XX/2016	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments from 2/XX/19 indicates borrower returned automated call. Servicer provided total amount due and discussed account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1942.93	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	116.67	13	15	1	4	001122222222266543211121012111222111	Yes	No	Unemployment	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment plan	7/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		The loan was placed on a 6 month repayment plan.	Limited	Active Plan	FBA	7/XX/2018	8/XX/2018	12/XX/2018	1/XX/2019	No
205468117	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was contacted 9/XX/18 to ask for a payment.  Borrower said she mailed a payment the day before.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.375	720.66	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1706.1	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	26	1	0	0	111111111112111111111111100000010010	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469333	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized third party advised sent September payment on 9/10 and is stating it arrived to our office on 9/13 and yet to reflect on the loan and the bank says that it was cashed. Representative advised borrower of the time frame 7 business days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	928.17	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111111111122	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593489	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to check on a payment . modification was reviewed and a package was sent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrowers payment dispute originated February 2014 due to a payment reversal. Research completed and issue resolved 4/XX/2017.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	2033.06	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No
205593543	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated was not aware of payment increase and will request new analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA designated zone due to XXX noted on 09/XX/2017. No damages were reported.	Yes	30	XXX	3.875	768.78	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	0	0	2	111111111111111100000000000000000099	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		The borrower completed a loan modificaiton on 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205551287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke to borrower, verified. Promised to pay - B1 made payment for $1900 for both January & February (scheduled)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  CFPB Day 45 Discharged BK Solicitation Letter, all other BK info(case number, filing/discharge date) not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.875	690.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	4	1	0	111111111111122132121010011000100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	1/XX/2016	11/XX/2018	Yes	2/XX/2017	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205551311	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 07/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.
Per commentary dated for 02/XX/2019, calll was made call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1755.03	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	0	1111111111111111111101000000011XXXXX	Yes	Yes	UTD	UTD	Weak	No	No	Yes	8/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205593589	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018: borrower made promise to pay $4619.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX, noted on 9/XX/2017.	Yes	30	XXX	4.625	656.79	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	16	1	1	1	111111111111114321000000000100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	forbearance	3/XX/2018	FB	Yes	No	Yes	forbearance	No		disaster forbearance plan moved to completed status	Limited	Completed Plan	FBA					No
205468242	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower made a promise to pay $665.60 on 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	554.51	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	1	0	0	111111111111111111111111111121101110	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205468158	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	592.63	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205551372	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 06/XX/2016 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower declined a modification on 12/XX/17.  Borrower called on 11/XX/18 to make a $2326.28 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.875	1259.98	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	116.67	10	8	12	6	111111111132333332223332233444444322	Yes	Yes	UTD	UTD	Weak	No	No	Incomplete	6/XX/2016	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	11/XX/2018
205593618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated that made all the payments although the account is showing due for two payments.  A research request was initiated since the loan is in active bankruptcy.  Suspense funds were utilized and applied towards the month of 07/2018 per notes dated 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number 15-12559.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  per the comments on 11/XX/2018 bankruptcy is closed no firm date of discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim for hail damage was filed on 11/XX/2016. The recovery check for $16,026.35 was endorsed and released on 11/XX/2016. The insurance claim was closed on 03XX2017 as the drive by inspection dated 03/XX/2017 verified that the property was not vacant, demolished or vandalized.	Yes	30	XXX	5.375	1875.23	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	0	0	0	111111111111110111111110111111111011	Yes	Yes	Other	Temporary	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205593630	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to make payment in the amount of $1085.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/XX/2018; no evidence of damages.	Yes	0	XXX	6.5	790.38	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	Velocity verified correct	100	100	116.61	87.46	2	2	1	5	000000007765432211000000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		Modification was completed 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205551408	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower, borrower stated driving can't talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1300.53	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	99.05	97.48	96.69	30	1	0	0	111111111111111111111111110000011112	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205593644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to obtain the account number and th billing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: comments state that the borrower doesn't live in the property and that their parents do. the property is noted as a condo in the comments	Yes	30	XXX	5	376.33	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	18	17	0	0	111111111111101111122222222222222222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	repayment plan	12/XX/2017	RPP	Yes	No	Yes	repayment plan	No	the HAMP forbearance/repayment plan was removed 12/XX/17 due to no borrower response	the HAMP forbearance/repayment plan was removed 12/XX/17 due to no borrower response	Limited	Removed Plan	HAMP					No
205593651	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Spoke with borrower set up promised to pay for $875.77 and fee $14.00 by 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.5	875.77	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2016	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205551444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact on 10/XX/2018, Scheduled payment for October 10/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	255.12	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	1	1	1	6	000000000007666543210000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205551449	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  08/XX/2018: borrower made promise to pay $2119.55 by 09/XX/2018.  RFD customer is ill and has been hit with extra bills and fell behind; will get current by Oct borr called and set payments for 03/XX/2019,02/XX/2019,03/XX/2019 on 02/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 11/XX/2018: loan reported as delinquent to PMI company	Yes	30	XXX	4	1227.74	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	1	1	0	111111111111101111321111000000000001	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	1/XX/2018	MOD	Yes	No	Yes	Extension	No		01/XX/2018	Limited	Completed Plan	EXT					No
205593683	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke to the servicer and made a payment.  The servicer provided total amount due, last payment/next due, fees incurred, and knowyouroptions.com.  The servicer noted RFD as unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 10/XX/2017 reflects that no damage was discovered via inspection.	Yes	60	XXX	6.375	1094.89	XXX	1/XX/2019	12/XX/2018	11/XX/2018	2/XX/2019		100	100	100	91.67	10	22	0	0	222222222222111001100222211212212122	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	1XX2016	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to question why the account is behind.  Borrower stated has proof of payments made.  Call was transferred to loss mitigation.  Borrower has not been receiving statements.  Borrower no longer has the PO Box that is in the servicer's file.  Borrower stated they are no longer represented by an attorney.  The servicer advised the borrower that there was no payment received in June 2017.  Servicer advised the borrower to send in proof of payment.  Borrower wanted to apply for a fixed rate loan, the servicer advised the borrower they are already on a fixed loan and payment adjustments can be a result of Insurance or taxes increasing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	324.34	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	116.67	13	14	1	0	011111222222232222222111000001111100	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593691	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer scheduled a payment for 2/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	605.48	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	24	4	0	0	111111111111000000022221111011111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in and advised would be paying on the 31st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is disabled.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.625	1024.5	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	21	8	0	0	111111111111022111122222111021010000	Yes	Yes	Disabled	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593699	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer advised borrower about late fees on account and talked about loan modification that was completed in July.  The borrower was advised no grace period for regular payments, only during trial period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.
				A claim was filed for damage that occurred on 08/XX/2018. Claim funds were endorse and released to the borrower on 09/XX/2018 due to being non-monitored.	Yes	0	XXX	4.875	1277.79	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	101.1	84.64	1	1	1	6	000000007776543210000000000000000000	Yes	No	Unemployment	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		The loan was approved for modification and completed on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205593709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 1/XX/19 disputing payment with escrow shortage.  Borrower made payments for January and February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	2106.75	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		108.52	120.93	110.84	101.12	16	3	2	3	000001111110100011121065432111010132	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	11/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 11/XX/2017.	Limited	Removed Plan	EXT					No
205593729	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower was advised modification booked and loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area that was impacted by XXX - DR4337, as noted on 09/XX/2017. There were no damages reported.	Yes	0	XXX	6.5	960.62	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		200.02	150.02	133.35	125.01	1	14	0	0	002222222222222210000000000000000000	Yes	No	Other	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2019	MOD	Yes	No	Yes	Modification	No		Modification complete 01/XX/19.	Limited	Completed Plan	HAMP					No
205468259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Comments from 11/XX/17 indicates servicer reviewed demand status. Borrower intends to make 2 payments to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.875	391.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	16	14	1	0	111111111222222232222111112100221000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593739	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1236.93	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205593744	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to discuss loss mitigation documentation that was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received on 11/XX/2016.  A correction was made and a payment history was provided.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.  No disaster damage was reported.
				A prior claim was filed for fire damage that occurred on 01/XX/2017. The claim was closed and all funds were released on 10/XX/2018 due to a 100% inspection noted on 08/XX/2018.	Yes	30	XXX	3.875	1135.12	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	21	6	1	5	111111111111122543221111122111000999	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 06/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205551494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to inquire about his account being behind and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1256.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	21	0	0	0	111111111111111111111000000000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205551506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11-15-18 Text message sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	379.44	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	14	0	0	0	111111111111100001000000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	No	Yes	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593788	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promised to make payment via web by 03/XX/19.  Borrower advised where to send claim check for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 12/XX/2017 reflects that no damage was discovered via inspection.	Yes	0	XXX	4.5	1097.86	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	122.22	125	6	8	1	0	000111122222322210000000000000000001	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	6/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		06/XX/2018 Repayment plan set up from 06/2018 - 11/2018.	Limited	Completed Plan	FBA					No
205551579	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made a promise to pay in the amount of $1431.29 by 07/XX/2018 and 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	3.5	1072.86	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	91.67	6	13	1	9	222222222221121110100000099998765432	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	2/XX/2016	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 02/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205551588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer and made a payment.  The servicer provided total amount due, last payment/next due, fees incurred, and knowyouroptions.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	393.88	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	99.11	97.32	28	1	0	0	111111111111111101001000011111211111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	5/XX/2013	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205593865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 11/XX/2018 spoke to the borrower who asked of payment was received. Advised the borrower the payment was received. Third party called on 02/XX/2019 to schedule payment. Borrower authorized their spouse for the life of the loan on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: 10XX2018 the borrower was advised of the Know Your Options website.	Yes	0	XXX	4.5	754.47	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	116.67	111.11	108.33	16	0	0	0	000011111111111111110000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2XX2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205551619	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 05/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower stated they will make next payment on 11/XX/18.  Borrower declined to make post dated payment.  Borrower is a hairdresser and funds are coming in slow.  Last payment  cleared on 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	973.64	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	18	5	0	0	111111111111000000022121111000221XXX	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Incomplete	6/XX/2016	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	8/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 08/XX/2017.	Limited	Completed Plan	EXT					No
205593879	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 Commentary states Borrower called for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: A disaster inspection was ordered on 09/XX/2017; a comment dated 12/XX/2017 reflects that no damage was discovered via inspection.	Yes	0	XXX	7.375	1270.84	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	133.33	141.67	2	2	2	11	000000012345557665544321000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205551683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the borrower verified their information and stated they felt harassed.  They were advised they would still receive calls during their trial modification period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.875	441.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	5	3	3	111111111111111111110544323232221100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2017	MOD	Yes	No	Yes	Modification	No		The borrower completed a HAMP loan modification on 06/XX/2017.	Limited	Completed Plan	HAMP					No
205551731	3	[3] Active Litigation - Notes indicate litigation, no indication resolved [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is litigation.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file.  Litigation detailed comments were not clearly noted in the comments
Complaint correspondence Law related documents uploaded forwarded to Litigation team for review.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.25	642.32	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	34	1	0	0	111111111111111111111111111112111101	Yes	Yes	Litigation	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No									UTD	No			No	No			No																		No
205593997	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Commentary states borrower called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	749.59	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	18	0	0	0	111111111110101001100011000000100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205470387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	793.58	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	10	0	0	111111111111111111122212222221112111	Yes	Yes	Payment Adjustments	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to pay $1374.72 by 02/XX/2019 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1071.54	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	93.16	86.54	13	5	1	7	000000007777654321002222111111111111	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	Yes	Yes	Modification	No		The loan was modified on 07/XX/2018	Limited	Completed Plan	Non-HAMP					No
205551771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	661.57	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	2	0	0	111111111112111000100101110101021100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  XXX was sent the FMD docs 6/XX/2007 received back at Nstar
6/XX/2017 signed 6/XX/2017 adv XXX the docs are signed
7/XX/2017 and not 6/XX/2017 and today is June adv XXX that
another set of Docs are needed to be signed
ESCALATED to ahve the docs re snet out for re signing 5 days thereabout according to the CMOD escaltion
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	337.84	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	13	19	3	0	111111111122222222110332322222222221	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to see if December payment had been processed and was advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	2175.63	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205551841	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised a payment would be scheduled through their bank.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A Deferral was not submitted causing the 3/2018 payment to reflect delinquent. The borrower was advised if a 30 day delinquency shows on the credit report a dispute can be filed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	1660.9	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	108.33	14	0	0	0	000111111111011110001000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Forbearance, extension	2/XX/2019	FB	Yes	No	Yes	Forbearance, extension	No		A 3-month forbearance was approved on 11/XX/2018 with payments of $2,586.57 due starting 12/XX/2018 and ending on 02/XX/2019. A 1-month payment extension was processed on 02/XX/2018.	Limited	Completed Plan	FBA					No
205471170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	1141.71	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	5	31	0	0	112222222222222222222222222222222111	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-New Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205551909	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Based on commentary 02/XX/2019 borrower and 3rd party called to make payments to bring account current. Borrower called and corrected the payment amount from $4077.02 to $1388.51. He also scheduled 2 more payments for 12/XX/2018 in the amount of $1300 and 12/XX/2018 in the amount of $1388.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.5	2010.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	25	6	0	0	111111111101222222111111111100001111	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2018	No		No	No	N/A		No										No			No	No			No																		No
205470173	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called on 02/XX/2019 for year end information and a promise to pay $1475.08 by 02/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 09/XX/2017 indicated the property was located in a FEMA Disaster Area for XXX. No damages were reported.	Yes	0	XXX	4.75	1070.33	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		134.84	134.09	193.44	168.16	3	4	2	5	001122244443432100000000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	8/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		The borrower was approved for and set up on a five-month repayment plan with payments in amount of $2,085.10 beginning 09/2018 ending 01/XX/2019.	Limited	Active Plan	FBA	8/XX/2018	9/XX/2018	12/XX/2018	1/XX/2019	No
205594116	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower spoke to the servicer and wanted a call back from a supervisor.  The borrower was forwarded to their voicemail.  They had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	847.82	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205463615	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Authorized third party called to verify payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.	Yes	30	XXX	4.75	437.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct.	100	100	100	100	19	14	0	0	111111111111122222222222121212101010	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2016	No		No	No	N/A		No										No			No	No			Yes	modification	3XX2016	MOD	Yes	No	Yes	modification	No		Loan modification completed 03XX2016.	Limited	Completed Plan	Non-HAMP					No
205594158	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 06/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 06/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to for account status. Borrower stated they plan to bring the loan current on their own by 07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary dated 07/XX/2018 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	794.53	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019	An extension was processed in 07/2017.	133.33	116.67	111.11	108.33	22	7	0	0	000111111111111111102222221111121XXX	Yes	No	UTD	UTD		No	No	Incomplete	6/XX/2016	11/XX/2018	Yes	4/XX/2018	No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	extension	7/XX/2017	MOD	Yes	No	Yes	extension	No		An extension was processed on 07/XX/2017.	Limited	Completed Plan	EXT					No
205552022	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower returned a call to the agent and stated that they had mailed in their modification documents and also an insurance claim. The agent stated they would notate the account and have it coded for calls about the status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 09/XX/2018.  A claim check from FEMA in the amount of $32606.28 was received and placed in escrow as of 12/XX/2018.  The claim is classified as express monitored and a 45 day follow up letter was sent on 01XX2019.  The damage repair amount is estimated at $32,606.28.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Connecticut Severe Storms and Flooding (DR-4410) declared on December 5, 2018 and noted on 12/XX/2018. Property damages reported.	Yes	0	XXX	4.75	597.26	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100	136.1	150.9	147.02	7	7	6	0	000022223333323221000000000000111111	Yes	No	Marital Difficulties	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		Yes	No	N/A		No										No			No	No			Yes	modification	12/XX/2018	MOD	Yes	No	Yes	modification	No		The Servicer granted the borrower a loan modification on 11/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205552058	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower filed a claim for wind damage that occurred on 07/XX/2018.  The adjuster's worksheet was received and the borrower was advised of the process.  The borrower called in on 08/XX/2018 stating the insurance is not sending enough funds to cover the cost to repair the roof and does not want to continue with the claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	1160.38	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	91.67	16	19	0	0	122222222211222221111211122211021111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			Yes	Extension	3/XX/2018	MOD	Yes	No	Yes	Extension	No		A 2-month payment extension was processed on 03/XX/2018.	Limited	Completed Plan	EXT					No
205594178	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower who advised they do not have time to talk at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	505.76	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	34	2	0	0	111111111111111111111111111211111211	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594185	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 03/XX/2016 [2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer advised the borrower why there was negative credit reporting on the account.  The borrower understood.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is requesting the credit reporting be corrected.  The servicer advised they must report to the agencies accurate information.  A full payment needs to be made within the month it is due or there will be negative credit reporting.  After reviewing the payment history the servicer states the account has bee  reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 11/XX/2016 reflect subject located in FEMA Disaster area; however, details of the disaster were not evident. No damage reported.	Yes	0	XXX	4.875	1013.14	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	110.01	10	1	1	6	00000000000876554321110011111011000X	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed on 04/XX/18.	Limited	Completed Plan	Non-HAMP					No
205552085	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower made a promise to pay for 04/XX/16.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	1221	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	5	0	0	111111111111111111111111111111122222	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	11/XX/2015	MOD	Yes	Yes	Yes	Modification	No		The borrower completed a modification	Limited	Completed Plan	Non-HAMP					No
205552152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower is unhappy with the escrow transaction history for tax disbursements on his loan. 02/XX/2019 discussed account borrower stated he has excessive obligations and wishes to keep property has income but hardship not resolved. We set up modification, we discussed modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	553.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	6	0	0	111111111121121222111112111111111111	Yes	Yes	Excessive Obligations	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Commentary states spoke with third party and third party scheduled a payment for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	1348.31	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	32	0	0	0	111111111111111111111111111111100001	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205552169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The loan status is delinquent, due for 11/XX/2018 payment. On 09/XX/2018 the borrower stated the reason for default was due to excessive obligations for medical bills, he discussed workout options with the servicer and the borrower accepted a a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1512.01	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	29	0	0	0	001111111111111111111111111111100000	Yes	No	Excessive Obligations	UTD		No	No	Yes	12/XX/2015	11/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	9/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		On 09/XX/2018 the borrower stated the reason for default was due to excessive obligations for medical bills, he discussed workout options with the servicer and the borrower accepted a a repayment plan.	Limited	Completed Plan	Non-HAMP					No
205594214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in about a suspense letter that they received and were advised that funds has been posted to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number 15-11687.  The most recent bankruptcy status is not available in the information provided.  motion for relief from automatic stay docket XX being reviewed as of 03/XX/2017. No additional information on discharge or relief granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	838.8	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		115.76	98.73	115.96	123.44	1	0	0	18	000000000010000000999999999999999999	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2017	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 09/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205552177	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact was made on 10/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane comments noted on 2/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	Yes	0	XXX	4.625	634.35	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	101.77	101.18	84.22	1	1	1	8	000000088887654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205594218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower stated trying to make partial payment on account trying to bring the account current. Borrower further stated will make payment later in the month via the website. Reinstatement: Repayment plan discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	1351.08	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	9	19	1	0	112222222222222222322111211100000100	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205552224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower spoke to the servicer and they were advised that inspection received for insurance loss is satisfactory.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.625	1681.82	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	24	0	0	0	000111111111111111111111000111000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2016	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205463618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to confirm account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.75	306.01	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	108.33	21	0	0	6	000000001111111111111111111110999999	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	9/XX/2016	MOD	Yes	No	Yes	modification	No		An Apollo modification was finalized on 09/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205594245	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called for refinance and payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2018; The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2018. No indication of any damage or hardship.	Yes	30	XXX	4.625	742	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	33	0	0	0	111111111111111111111111111110111010	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	2/XX/2017	MOD	Yes	No	Yes	Modification	No	Modification denied due to default not imminent.	Modification denied on 02/XX/17.	Limited	Removed Plan	Non-HAMP					No
205464800	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the customer called to make payment arrangements
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06XX2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	1158.82	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	18	4	0	0	111111111110000222211111110000000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No
205463910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact was made on 9/XX/2018, in which the borrower indicated spouse handles the mortgage and to contact spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.75	1552.31	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	108.33	28	1	1	0	011111111111111011001113211010111111	Yes	No	Excessive Obligations	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No	9/XX/2016	No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	5XX2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 05XX2018.	Limited	Completed Plan	EXT					No
205552385	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and made a payment of $878.84 and scheduled a payment of $878.84 for 03/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A natural disaster inspection dated 10/XX/17 showed no damage	Yes	30	XXX	3.875	724.64	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019	Velocity verified correct	100	150	133.33	116.67	23	5	3	5	111124444423332221111111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2018	No		No	No	N/A		No										No			No	No			Yes	modification	10/XX/2018	MOD	Yes	No	Yes	modification	No		Borrower was approved for trial plan with payments 10/2018-12/2018.	Limited	Active Plan	Non-HAMP	9/XX/2018	10/XX/2018	12/XX/2018	12/XX/2018	No
205552431	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower sent in a research request for credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower made a credit dispute, updates made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX, noted on 12/XX/2017. No damages were noted.	Yes	0	XXX	5.375	932.92	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100	100	100	141.67	3	3	4	7	000000000005433322110876543210000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2016	11/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	N/A	No	No			No																		No
205552435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08XX2018.  The borrower returned the agent's call and they discussed the billing statement and account status. the borrower stated they intended to make the payment via auto draft, and a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  8/XX/18 comments indicated the bankruptcy was active at that time and motion for relief was granted. there were no comments about it after that date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.375	436.12	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	89.97	98.69	0	0	2	25	000000000443446667667657655554465443	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	8/XX/2018	MOD	Yes	No	Yes	modification	No		FNMA flex modification completed. Streamlined modification effective 10/XX/16 was denied because the borrower didn't return the final documents	Limited	Completed Plan	HAMP					No
205552444	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was called and asked to verify and stated no. The agent advised the borrower to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	419.65	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	26	6	0	0	111111111122221111211111101011001121	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment plan	5/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		The borrower completed trial payment period then loan deferral offer was booked.	Limited	Completed Plan	Non-HAMP					No
205463639	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and inquired on the account and to set up ACH. The borrower was advised the account was 30 days delinquent and due to the delinquency, unable to set up ACH. The borrower stated the RFD was due to fraud and that they were on a fixed income and in hospital, the hardship was temporary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	395.5	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	5	111111111111111111110111000000055544	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205552486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower completed trial payment plan and see final mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	873.04	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	0	1	5	111111111111111111110000000000655543	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205463647	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	999.94	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	14	4	0	0	111111111112222110000000000010000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205463913	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled payment iao 2506.77 to be processed on 2-15-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4	1462.84	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	16	1	3	0	111111111111111210000000000000000333	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan modification was booked on 06/XX/2016 but redefaulted on 11/XX/2017.	Limited	Completed Plan	HAMP					Yes	Active	2/XX/2019
205552579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  inbound call from borrower wanting to know how borrower can apply for refinance, loan servicer advise borrower has to be transferred to dept that handles refi application
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1706.67	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		103.53	124.53	116.35	112.27	28	0	0	0	000011111111111111110000111111111111	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	6/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205552592	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called.  Confused to why showing 2 payments due instead of one.  Advised to contact bankruptcy attorney.  Property is owner occupied and no homeowner association. Advised of payment processing guidelines and timelines.  Advised of misc. and suspense funds.  Advised to contact bankruptcy attorney.  Property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	4.875	1090.3	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	2	1	0	111111111111111111111111111111111223	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/XX/2018
205552593	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower advise of account and borrower did not want to make a payment. Advise of grace period. Customer hung up before I could  complete closing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	485.99	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		120.58	120.58	139.08	129.31	4	5	0	7	0000000002112222110000009888876XXXXX	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205552643	3	[3] Collection Comments - Incomplete -: Missing 03/XX/2016 - 08/XX/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/XX/2016 - 08/XX/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower discuss account status. Borrower stated had something set up with other agent. Advise payment cleared but loan still behind.  Borrower stated  was going to try to make extra payments a month. Advise repayment plan  and said will call last agent  to that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	291.77	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	116.67	20	4	0	0	0001111111112211111111012210001XXXXX	Yes	No	Illness - Mortgagor	Temporary		No	No	Incomplete	8/XX/2016	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594298	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make two payments from two accounts and to have ach biweekly set up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer sent response advsing borrower that the error would continue to report.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1069.92	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		135.24	117.67	111.8	100.84	2	7	2	6	000000000007776543221000000001232222	Yes	No	Unemployment	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	UTD	N/A	No	No			No																		No
205552664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 inbound call, borrower calling to dispute credit reporting, referred to customer relations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	1732.65	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	150	5	0	7	17	000000011111658765543999987654333333	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205552710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.125	641.53	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	22	1	0	0	111111111111110000000011111211100000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205552740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1024.39	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	116.67	8	13	4	6	000011122221232321107654443232212221	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205464424	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called, working 2 jobs and spouse coming our of disability and starting back to work. Borrower wants to catch up on payments, not interested in assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Unable to determine if motion for relief filed, 10/XX/2018 states motion for relief amount $180, but does not state if filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	3.75	438.11	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	9	11	8	8	111222222211111125445454333233322334	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2016	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	4/XX/2017	FB	Yes	Yes	Yes	Forbearance	No	Trial plan failed 4/XX/2017	Forbearance plan trial plan defaulted 04/XX/2017	Limited	Removed Plan	FBA					Yes	Active	10/XX/2018
205464077	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to make a repayment plan payment of $1,895.77 for the February repayment plan payment. The customer was counseled on the options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXX 09/2017); no damage reported.	Yes	30	XXX	4.125	1272.2	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	166.67	144.44	125	3	3	2	9	112234555544443210000000000000000000	Yes	Yes	Curtailment of Income	Resolved	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205464085	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  A repayment plan was discussed with the borrower but the borrower advised that they plan to get caught up with the tax return. On 01/XX/2019 borrower stated no assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	364.94	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	0	111111111111111111111000110000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205464832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated they received the modification approval paperwork and wanted to proceed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	546.7	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		100.72	100.36	115.91	95.27	1	1	2	7	000000077765543321000000000000000000	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 08/XX/2018 and on 03/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205464873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019, the customer advised that they would be able to make a payment to catch up on the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	920.95	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	1	3	1	111111111111111110000000010004333211	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	modification	10/XX/2016	MOD	Yes	No	Yes	modification	No		A FNMA apollo modification was finalized on 10/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205464592	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to inquire about escrow account and processed a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called about a letter received about payment. The servicing agent advised the borrower the letter was sent prior to receipt of payment. Issue appears to be closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to XXX. No property damage was cited.	Yes	0	XXX	4	987.23	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	83.33	88.89	83.88	1	1	1	6	000000000777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		the loan was modified on 06/XX/2018	Limited	Completed Plan	HAMP					No
205463691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to make payment for $1042.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	514	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	12	5	4	1	001111111110022221104333321000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	10/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		4 month repayment plan set up beginning 11/XX/2018 in amount of $1042.37.	Limited	Active Plan	FBA	10/XX/2018	11/XX/2018	12/XX/2018	2/XX/2019	No
205463997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower returned call.  Agent discussed account, and borrower scheduled a payment for 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.5	639.66	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	108.33	9	0	0	2	000001111111110000000000000000000055	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Loan modification option was attempted.	Limited	Completed Plan	HAMP					No
205463805	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower asked to received a biweekly ACH form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone for XXX. The comments indicated the property was subjected to flood damages on 08/XX/2017 due to XXX. A claim was filed for $32,237.27. An inspection was received on 04/XX/2018 showing 100% of the repairs were completed. The final draw of funds were released to the borrower on 08/XX/2018.	Yes	0	XXX	4.5	584.31	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		102.69	102.14	112.59	84.44	1	1	1	7	000000088876543210000000000000000000	Yes	No	Other	Resolved		No	No	Yes	12/XX/2015	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The modification was completed on 8/XX/2018.	Limited	Completed Plan	HAMP					No
205464172	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a repayment plan payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments on 06/XX/2018 stated the reason for default was listed as a payment dispute. The notes at that time also indicated the hardship was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	1374.01	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	100	18	14	0	0	001112222221011222212222101111111111	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Repayment plan	11/XX/2018	RPP	Yes	No	Yes	Repayment plan	No		Repayment plan payment made on 11/XX/18	Limited	Active Plan	FBA	10/XX/2018	11/XX/2018	12/XX/2018	2/XX/2018	No
205464338	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  11/XX/2016: Chapter 7 reaffirmation denied
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.5	720.64	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	100	18	4	1	5	111111112211111110000005565432112100	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		Mod booked 4/XX/2017	Limited	Completed Plan	Non-HAMP					No
205463775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Customer comments indicate we discussed reinstatement repayment plan with borrower.  Borrower stated their hardship has been resolved and they will have incomje at the end of the monthf
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	735.22	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	30	1	1	0	111111111111111111321001111111111100	Yes	Yes	Servicing Problems	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	4/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 04/XX/2017.	Limited	Completed Plan	EXT					No
205464603	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a general inquiry regarding modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.	Yes	0	XXX	4.875	860.51	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	105.18	103.7	77.78	1	1	1	8	000000888876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 09/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205464452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to get new payment amount and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.875	640.4	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		106.54	113.08	115.26	116.35	13	14	1	0	002222222222222321100011111101111001	Yes	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2019	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 01/XX/19.	Limited	Completed Plan	Non-HAMP					No
205463932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  1/XX/19 the customer was contacted Borrower advised that she would be sending docs for modification same day
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	1405.32	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	1	15	0	0	002222222222222221000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Forbearance	2/XX/2018	FB	Yes	Yes	Yes	Forbearance	No		A 6 month forbearance was complete on 02/XX/2018. 11/XX/2018 Borrower did not return signed modification documents which resulted in denial.	Limited	Completed Plan	FBA					No
205463928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 spoke to borrower who stated preparing final loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	572.16	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	90.34	76.1	1	1	1	7	000000077776543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Loss mitigation ended when loan modification completed.	Limited	Completed Plan	HAMP					No
205463771	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called for account status. The borrower was advised that he made 2 payments; next due for 4/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in and stated is having some credit hits and wanted to know why. The servicer reviewed account and advised that the account is under loss mitigation for modification. Appears that the issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	4.25	1437.65	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	106.71	90.45	1	1	1	7	000000077766543210000000000000000000	Yes	No	Other	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		The borrower was approved for a loan modification and the FNMA Flex modification was booked 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205463726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to the borrower and advised them on e-statements and auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.375	657.97	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	4	0	0	111111111110100222211111111111111100	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	2/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	12/XX/2017	MOD	Yes	No	Yes	Extension	No		Extension completed 12/XX/2017.	Limited	Completed Plan	EXT					No
206260552	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to set-up March and April payments; $1499.26 by 4/XX/18 via speed pay.  He will call back to pay May's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1219.93	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	18	4	0	0	111111111122221110000101111000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		loan modified	Limited	Completed Plan	Non-HAMP					No
205594349	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2018.  The borrower was contacted regarding the pre-approved modification offer and confirmed the documents were received.  The servicer reviewed the terms an the borrower stated would return the documents the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017.	Yes	0	XXX	5.25	740.67	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		110.83	112.89	113.98	114.52	2	1	10	0	000003333333333210000000000100000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	1/XX/2019	Yes	10XX2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	10/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was approved for modification and completed on 10/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205394930	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called about people taking pictures and was told the servicer had not sent anyone. The borrower had escrow questions and was referred to the escrow team.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Negative credit reporting removed for Oct 2017 through June 2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17	Yes	0	XXX	4.75	710.04	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100.22	117.51	88.13	1	1	1	5	000000007765432100000000000000000000	Yes	No	Property Issues	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	modification	7/XX/2018	MOD	Yes	No	Yes	modification	No		FNMA Flex mod	Limited	Completed Plan	Non-HAMP					No
205395162	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment in the amount of $1308.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	60	XXX	5.125	974.09	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	91.67	19	11	0	0	222222222211101111121111111110100100	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	1/XX/2018	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 01/XX/2018.	Limited	Completed Plan	EXT					No
205467748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called and stated will make payment by 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	5.125	293.35	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.37	23	3	0	0	000111111111111012112101000211110101	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205553159	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to confirm receipt of the Customer Relations request for review of the account. 2/XX/2019 borrower called to request a stop payment because payment was not received borrower sending a new payment over night mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX and noted on 09/XX/2017. No damage was reported.	Yes	0	XXX	6.875	1210.55	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		102.37	101.19	103.54	95.49	1	1	1	8	000000077766654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	6/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	Yes	XXX	3/XX/2018	Yes	Modification	8/XX/2018	MOD	Yes	Yes	Yes	Modification	No		A loan modification was completed on 8/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205468480	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show contact with the borrower to make payment. Servicer also took financials and spoke to borrower about their options. There is no further mention of any process after this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.5	653.58	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	31	2	0	0	111111111111011111111100112111112111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Extension	2/XX/2018	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 02/XX/2018.	Limited	Completed Plan	EXT					No
205594461	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower who advised they will bring the account status current asap.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2003.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: 09/XX/2018 Property is located in a disaster area due to XXX.	Yes	30	XXX	4.625	252.18	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	27	2	0	0	111111111111111111001011111110001022	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205553170	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to maker the payment for January and had the password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6.75	1136.02	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	116.67	11	5	4	7	111111112223334444444322111000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	5/XX/2013	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205468503	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Representative advised the authorized third party attorney of modification denial as borrower did not return required documents. Authorized third party advised they haven't had a recent contact with the borrower and did confirm received modification documents and would forward over to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/2017; no damages noted.	Yes	Bankruptcy	XXX	4.625	292.93	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	116.67	0	10	0	26	222222222244444445444444444446576654	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2017	No	Employed-Origination Employer	Poor		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	modification	4/XX/2017	MOD	Yes	No	Yes	modification	No		The modification was denied on 4/XX/17 due to borrower did not return modification documents within time frame.	Limited	Removed Plan	Non-HAMP					Yes	Active	3/XX/2016
205553194	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make payment. Gave payment options. No alternate number to update and no other assist's needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.625	765.1	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	20	0	0	0	111111111111111000100001111000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205464729	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the customer was contacted and promise payment $718.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	409.5	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		143.29	121.64	106.48	79.86	3	1	1	6	000000077765432110000010000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Loan modified in September 2018	Limited	Completed Plan	Non-HAMP					No
205468710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	449.57	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	16	0	0	0	111111111110100111100000000000000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2017	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594593	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to check to see if payment was pending. Advised that payment was not pending but could process payment. Borrower scheduled to pay $1153.84 on 11/XX/18 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7	826.26	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	29	0	0	0	111111111111100111100000111111111111	Yes	Yes	Servicing Problems	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205471115	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Most recent conversation with borrower was to make a payment.  Borrower promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing Modification Denial on 09/XX/2016.  This appears to have been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	557.14	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		148.77	124.39	116.26	95.53	0	0	0	25	000000000009999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	5/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	UTD	N/A	No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 04/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205464218	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in and stated will make a payment the next friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	447.74	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	14	0	0	0	111111111111110000000000000000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205553224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	770.05	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	99.54	33	0	0	0	111111111111111111111111111111111000	Yes	Yes	Unemployment	Temporary	Weak	No	No	Yes	9/XX/2016	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205470866	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Courtesy call for payment reminder.. Had questions about bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	782.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	17	0	0	0	111111111100111000000100011100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205464473	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower spoke to the servicer and will make a payment at the beginning of next week.  The reason for default is curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	360.99	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	16	3	1	0	111111111111110003222100100000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Extension	10/XX/2017	MOD	Yes	No	Yes	Extension	No		A payment extension was applied to the account on 10/XX/2017.	Limited	Completed Plan	EXT					No
205471097	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower and third party called in for payoff information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	513.69	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100.36	75.27	1	1	1	7	000000088876543210000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	12XX2015	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8XX2018	MOD	Yes	No	Yes	Modification	No		The borrower was approved for a loan modification and was placed on a three month trial modification plan. The borrower successfully completed the trial plan and the FNMA Flex modification was booked 08XX2018.	Limited	Completed Plan	Non-HAMP					No
205553263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in due to seeing someone out taking pictures of home. Advised property inspection due to account being delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	178.84	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Illness - Mortgagor	UTD	Weak	No	No	Yes	1/XX/2016	2/XX/2019	Yes	1/XX/2019	No	Retired	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205470800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 inbound call, borrower inquired if someone took pictures of home, advised might be property inspection due to delinquency of account

05/XX/2018: customer called in to check the info of payment that he processed online.  Servicer advised borrower that he scheduled a payment for 05XX2018 in the amount of $677.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	507.64	XXX	3/XX/2019	2/XX/2019	2XX2019	2/XX/2019		100	116.67	111.11	108.33	11	0	0	0	000011111111111000000000000000000000	Yes	No	Illness - Mortgagor	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471243	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  spoke with borrower in regards to current account past due status, borrower advised RFD due to illness. Loan servicer dicuss options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.125	683.41	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	0	0	0	111111111111111111111111101000000000	Yes	Yes	Illness - Mortgagor	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No										No			No	No			No																		No
205553271	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised they hope to get get caught up 100% around 1/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The comments on 09/XX/2018 referenced the property was located in the FEMA zone for XXX. No sign of damages.	Yes	0	XXX	6.625	528.9	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	122.22	116.67	32	0	0	0	000011111111111111111111111111111111	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471271	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	432.48	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	133.33	133.33	116.67	4	16	14	0	001112223333222223333333232232322221	Yes	No	Death of Mortgagor	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	No		No	N/A	Good		Moderate	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No
205465629	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer stated they need a 1098 mailed out. The customer stated they would process a payment by the end of the month. They discussed a reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	768.57	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	104.38	106.55	35	1	0	0	111111111111111111111111111111112111	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205553283	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 -- talked to borrower -- checking on status of payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	6	617.54	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100.35	24	1	0	0	111111111110000000000211111111111110	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205471274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 06/XX/2017 the borrower called to discuss maintaining the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	3.75	539.21	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	26	0	1	5	111111111111111111111111110000555543	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2017	No	Employed-New Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2017	No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	modification	10/XX/2016	MOD	Yes	No	Yes	modification	No		The loan modification was booked on 10/XX/2016	Limited	Completed Plan	Non-HAMP					No
205471041	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to discuss post petition payment due date status.  Servicer went over payment history and borrower stated would send in $551.31 to make up Dec 2018 payment  and would send in January payment as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-11476.  The most recent bankruptcy status is active.  Notes reflect a chapter 13 bankruptcy was filed however information is limited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.53	1139.35	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		200	150	133.33	125	1	0	2	33	134444444444444444344555556666776555	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	2/XX/2019
205594653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.375	434.87	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	21	0	0	0	001111111111111111111000001010000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205471577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  inbound call from stating borrower received a tax bill due for 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	1264.67	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	141.67	9	3	2	6	000000000076543212111111132100000099	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification completed 05/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205471564	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the completed modification and was told of the first payment due 09/XX/18. The borrower stated the payment would be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a FEMA disaster on 9/XX/2017. No indication of any damage or hardship.	Yes	0	XXX	4.375	854.64	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100.86	75.64	1	1	1	7	000000088876543210000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Disaster Extension Modification booked on 8/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205471647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called in stated borrower is trying to make 2 payments. Third party advised they have a brain tumor and unable to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	758.06	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	27	0	0	0	001111111111111111111101111101000001	Yes	No	Illness - Mortgagor	Permanent		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205471658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower was called and promised to make payment.  All attempts at contact since have been unsuccessful.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.25	633.49	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	15	0	0	0	111111111111111000000000000000000000	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	6/XX/2016	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02XX2019.  On 2XX2019, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8	286.17	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	28	0	0	0	111111111111111100011101110000111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2XX2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471687	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 Lender called Borrower and discussed past due amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The notes on 02/XX/2018 referenced a trial plan default dispute. However, the notes indicated the borrower completed the trial plan and the loan was modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments dating back to 08/XX/2017 indicated the property was located in a FEMA Disaster Area due to XXX. The notes indicated the home was damaged by the hurricane on 08/XX/2017. The notes indicated an inspection was received showing 100% of repairs were completed, and the final draw was released on 06/XX/2018.	Yes	0	XXX	5.25	590.91	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	89.45	89.98	4	1	1	6	000000000077654432111000000000100000	Yes	No	Other	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	modification	5/XX/2018	MOD	Yes	No	Yes	modification	No		The loan was modified and book on 05/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205471727	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower contacted lender to state that they would remit payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.875	874.64	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	27	0	0	0	111111111111111111111111111000000000	Yes	Yes	Illness - Family	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205464490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Advised the modification is in the process of being book ed and provided the payments dates and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.26	700.47	XXX	2/XX/2019	1/XX/2019	1/XX/2019	2/XX/2019		100	100	100	83.33	22	10	0	0	111111111100222221022221101111211111	Yes	Yes	Unemployment	UTD	Moderate	No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Not Employed	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2018	MOD	Yes	No	Yes	Modification	No		The Servicer granted the borrower a loan modification on 03/XX/2018 and a payment extension was applied to the account on 08/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205471044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Most recent conversation with borrower was to obtain a payment.  Borrower stated payment was sent.  Know your options counseled with borrower.  Reason for Delinquency obtained as Curtailment of income.  Duration Unable to Determine.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	722.56	XXX	3/XX/2019	2/XX/2019	1/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	33	0	0	0	001111111111101111111111111111111111	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	1/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205594716	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The 3rd party promised to pay $212.56 by 02/XX/2019 via Mail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The authorized third party was disputing missing payments.  The payments were sent but not received by the servicer. The borrower is getting the money orders back for a total amount of $668.00.  The money orders were never cashed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The third party called in to report a new claim for roof damage on 03/XX/2018.  The claim was closed on 04/XX/2018 with an insurance letter that was received on 04/XX/2018.  No funds were received.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The borrower stated on 09/XX/2018 that the house was signed over to brother and no longer wants anything to do with the house.	Yes	0	XXX	4	85.84	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	101.05	2	1	1	6	000000000007766543210000000010000000	Yes	No	Servicing Problems	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		FNMA Flex Modification booked	Limited	Completed Plan	Non-HAMP					No
205471049	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 Borrower called to advise sending back the final modification documents yesterday. Servicer advised they would update the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary on 9/XX/2017 reflect Borrower had disaster impact from XXX.	Yes	0	XXX	4.125	600.46	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100.03	100.02	89.11	83.81	1	1	1	7	000000007777654321000000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Disaster Cap and Extend HAMP Modification booked 7/XX/2018.	Limited	Completed Plan	HAMP					No
205472036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  A third party called to discuss delinquency on statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	1103.07	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	105.82	104.36	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472037	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in to get an appraisal done for her insurance change. Agent advised that the appraisal is an out of pocket expense that is not covered by the lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	561.66	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	27	1	0	0	111111111111111111000000111112111100	Yes	Yes	Other	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	11/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Extension	3/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 03/XX/2017.	Limited	Completed Plan	EXT					No
205471901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
02/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number 15-10791.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	2	1175.58	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		168.93	136.56	135.48	118.28	4	0	0	10	000000000100000001010000019999999999	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	8/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	1/XX/2017	MOD	Yes	No	Yes	Modification	No		The loan was modified on 01/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205594726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called, explained reason for default and promised to pay $765.92 by 6XX18 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	600.85	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111211111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	6/XX/2018	No	Employed-New Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205472097	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower made a promise to pay $1722.52 via speed pay. Borrower stated spouse was out of work until the 13th and will be getting paid in March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: 12/XX/2018 Disaster inspection indicated no damage.	Yes	30	XXX	4.25	1385.7	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	35	1	0	0	111111111111111111111111121111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205467044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contact in regards to making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	529.22	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		414.93	257.47	204.98	178.73	17	1	0	0	111111111111111211000000000000000000	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	12/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205472056	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called trying to someone and was provided the direct number to call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting correction - payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.5	266.21	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100.42	100.21	111.25	108.44	10	5	1	7	000000000111102222111109887654321100	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					Yes	UTD	UTD	No	No			Yes	Modification	4/XX/2017	MOD	Yes	No	Yes	Modification	No		A 2-month payment extension was processed on 01/XX/2018. A loan modification was completed on 04/XX/2017.	Limited	Completed Plan	EXT					No
205472230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated the reason for default as death in the family and stated an online payment would be made on 09/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5	508.95	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	91.67	23	0	0	0	111111111110010000001100101011111110	Yes	Yes	Death of Family Member	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205553441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to have their online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	619.43	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	25	1	1	5	111111111111111100116544432111110110	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205466482	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 spoke to the borrower who stated received a tax bill and wanted to make sure the taxes were paid. Advised the borrower the taxes have been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-31472.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	5.625	424.19	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	18	3	0	6	000111111112111112111210000010666666	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2016	MOD	Yes	No	Yes	Modification	No		The loan was modified on 09/XX/2016	Limited	Completed Plan	HAMP					Yes	Filed/Under Plan	11/XX/2018
205467614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower advised that she would like to make payment for september wont recieve october until next month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.875	1941.06	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	0	0	0	111111111111111111111110101110010100	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205594815	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called and payments was made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing draft payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	525.57	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		133.33	133.33	122.22	108.33	20	2	0	0	000011111100011121210111111001110000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	N/A	No	No			Yes	Forbearance	9/XX/2018	FB	Yes	No	Yes	Forbearance	No		Forbearance set up for 4 months for $926.88 from June to September 2018	Limited	Completed Plan	FBA					No
205472554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.625	460.67	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		66.67	83.33	138.64	137.31	0	1	8	20	000000023333443334346556698879899999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No
205472537	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to bring account current, making 4 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	6.625	3400.05	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.59	116.79	111.2	125.06	11	20	2	0	001111111110322222222222211223222222	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205594853	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to obtain payment information and billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	348.43	XXX	2/XX/2019	1/XX/2019	11/XX/2018	2/XX/2019		100	100	100	91.67	16	0	0	0	111111111110001000010100110000000000	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2015	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205466481	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower advised RFD due to marital difficulties, not sure why the spouse had not paid. The borrower inquired about a lien and was advised to speak with the title department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Noted on 11/XX/2018 - an amended payoff quote was processed. An additional payoff quote was generated 1/XX/19, with an estimated payoff date of 2/XX/19	Yes	30	XXX	7.75	1397	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	105.5	104.13	35	1	0	0	111111111111111111111111111121111111	Yes	Yes	Marital Difficulties	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205553506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the customer and advised of payment due. The borrower stated payment had been made 12/XX/2018. The customer was advised that payment was received, however the account was a month behind since 01/XX/2018 payment was missed. The customer was unaware.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.375	317.71	XXX	2/XX/2019	1/XX/2019	2XX2019	2/XX/2019		100	100	100	100	15	2	1	5	111111111111110000000000002105444432	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	Yes	XXX	3/XX/2016	Yes	Forbearance	3/XX/2016	FB	Yes	No	Yes	Forbearance	No	Forbearance plan removed 10-04-2016	Unemployment forbearance plan approved 03/XX/16.	Limited	Removed Plan	FBA					No
205472763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	7.125	410.97	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	23	0	0	0	111111111111111111000000011111000000	Yes	Yes	Unable to Contact Borrower	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205469651	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in, assisted the borrower with making a payment on the website without late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXX 09/2017); no damage reported.	Yes	0	XXX	3.875	784.9	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		166.67	133.33	122.22	116.67	21	6	4	1	001111111111111101111034333221121222	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2017	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	5/XX/2017	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 05/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205469206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called,  advised the borrower there was a property inspection in June of 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	812.62	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	111.11	125	11	10	2	0	000011111122322322222211110010000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made arrangements to pay and a request to have the late fees removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	1215.64	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		107.05	103.24	102.16	84.95	1	5	0	4	000000222221000000000000000000009999	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205473897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated the RFD was due to curtailment of income due to financial issues related to and injury sustained by spouse, no further details provided. The borrower made a payment of $711.82 with servicer. Servicer processed payment and provided borrower with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.5	523.8	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	111.11	100	28	2	0	0	111111111221111111111111111111000000	Yes	Yes	Curtailment of Income	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205473910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  An authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.125	709.16	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	97.68	93.65	4	5	1	6	000000000777654321000002222111000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification, forbearance	6/XX/2018	MOD	Yes	No	Yes	Modification, forbearance	No		HAMP FNMA Flex Modification booked 6/XX/2018. Forbearance plan set up 2/XX/2018 and completed 4/XX/2018.	Limited	Completed Plan	HAMP					No
205474041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made promise to pay $1472.64 on 08/XX/2018.  Borrower called on 01/XX/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	806.29	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	24	0	0	0	011111111111111111111100011001000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No
205471046	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with borrower wanted to remove  the county tax and hazard insurance for escrow per borrower request. Advise turn around time for escrow cancellation up to 15 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.746	1156.45	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205553617	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 the borrower stated they were having curtailment of income. The borrower stated they have been struggling for the last year due to waiting on spouses retirement and disability and can't make full payments and they don't have a support system. The borrower did set up a payment of $339.58 for 07/XX/2018 through SpeedPay and utilizing the $500 in suspense to finalize the payment. The agent provided them with a confirmation number. The borrower also set up a payment of $839.58 for 08/XX/2018 through Speedpay and was provided the confirmation number for that as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2018 reflects that the property was located in a FEMA natural disaster area due to XXX. No property damage was reported.	Yes	0	XXX	6	651.45	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	13	4	0	0	011111111111122221000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	7/XX/2018	No	Not Employed	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	3/XX/2018	No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Repayment Plan	3/XX/2018	RPP	Yes	No	Yes	Repayment Plan	No		A deferment modification was completed on 02/XX/2018. Borrower completed repayment plan on 03/XX/2018.	Limited	Completed Plan	FBA					No
205465679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10XX2018.  Borrower returned servicer's call.  Servicer called regarding the account status.  Borrower will make a payment before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No closure date provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.875	351.99	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	28	0	0	2	011111111111111111101111111110100054	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10XX2018	No	Employed-New Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Extension	7/XX/2017	MOD	Yes	No	Yes	Extension	No		The Servicer granted the borrower a payment extension on 07/XX/2017 and a prior modification was applied to the account on 05/XX/2016.	Limited	Completed Plan	EXT					No
205464468	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The comments on 09/XX/2018 referenced the property was located in the FEMA zone for XXX. No sign of damages.	Yes	30	XXX	7.92	963.41	XXX	1/XX/2019	12/XX/2018	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205464282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  02/XX/2019 Last spoke to borrower when they called inbound after many attempts to reach and scheduled payment and set up online account. he borrower called to request a copy of the flood LPI policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Active bankruptcy...unknown chapter
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.125	390.6	XXX	4/XX/2019	3/XX/2019	2/XX/2019	2/XX/2019		55.81	111.24	129.72	155.62	0	2	0	24	000000000022455555666989898767789999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	7/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2016	No		No	No	N/A		No										No			No	No			No																		No
205553641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promised to pay and discussed assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.625	246.39	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	31	2	1	0	111111111111111111110011132111112111	Yes	Yes	Curtailment of Income	Temporary	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205553667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Customer called to go over payment made in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	3.25	983.59	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	100	108.33	5	0	0	17	000000000011110100099999999999999999	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			Yes	Modification	8/XX/2017	MOD	Yes	No	Yes	Modification	No		Modification denied 3/XX/2017 due to P&I is greater than pre-modification amount. FNMA Alt modification booked 8/XX/2017.	Limited	Completed Plan	Non-HAMP					No
205595067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to see why they were called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	8.375	737.28	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		100	100	100	108.33	6	1	4	10	000000000001110000111233335657655556	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2016	MOD	Yes	No	Yes	Modification	No		Modification option attempted	Limited	Completed Plan	Non-HAMP					No
205553676	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  inbound call from borrower to make payment and also state RFD due to husband being unemployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4	369.5	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	24	8	3	0	111111111111111111112223232121213210	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	12/XX/2015	11/XX/2018	Yes	8/XX/2018	No	Not Employed	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 02/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205595174	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The representative discussed the repayment plan option and updated the borrower's financial information.  The borrower stated that the husband was laid off. The representative set the borrower on a repayment plan and scheduled several payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	1697.24	XXX	3/XX/2019	2/XX/2019	11/XX/2018	2/XX/2019		133.33	116.67	111.11	108.33	19	0	0	0	000111111111111111111100000000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	12/XX/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2018	No		No	No	N/A		No				No	Lapsed					No			No	No			Yes	Repayment plan	1/XX/2018	RPP	Yes	No	Yes	Repayment plan	No	Per comments dated 01/XX/2018, the repayment plan was cancelled due to the incorrect payment amount.	The borrower was set up on a repayment plan.	Limited	Removed Plan	FBA					No
205468652	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called to see why she got a letter advising that the loan is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Loan was in bankruptcy prior to earliest loan notes. Most recent BK fee noticed ordered 2/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXX	7.875	710.57	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	32	3	1	0	111111111111121112111111121111111113	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	4/XX/2016	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		Yes	Active	2/XX/2019
205553722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed loan status and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4	284.2	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	101.2	100.8	96.97	2	1	1	12	000000001988876543210000000000007654	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	10/XX/2018	Yes	7/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	6/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	6XX2018	MOD	Yes	Yes	Yes	Modification	No		Modification effective 06/XX/18.	Limited	Completed Plan	Non-HAMP					No
205595225	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer informed the borrower on 03/XX/2017 that the next payment is due on 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.25	1916.06	XXX	4/XX/2019	3/XX/2019	11/XX/2018	2/XX/2019		200	150	133.33	125	4	27	0	0	002222222221222222111000222222222222	Yes	No	Other	Temporary		No	No	Yes	11/XX/2015	11/XX/2018	Yes	3/XX/2017	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No	Lapsed					No			No	No			No																		No
205468141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	806.22	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	17	0	0	0	001111111111111111100000000000000000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2015	No		No	No	N/A		No										No			No	No			No																		No
205553772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 the borrower called about end of year 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.875	530.34	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205553783	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to confirm the monthly withdrawal amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma. No property damage was cited.	Yes	Bankruptcy	XXX	4.5	281.27	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	98.97	97.25	96.4	15	0	0	0	111111111111100001000000000100000000	Yes	Yes	UTD	UTD	Weak	No	No	Yes	11/XX/2015	11/XX/2018	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	11/XX/2016	No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	6/XX/2017
205468234	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.25	597.99	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	29	2	0	0	111111111111111111022101111111111000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468227	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and scheduled a payment- promise to pay 1500.00 for 02/XX/19. Discussed reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	5.75	1276.07	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	33	1	0	0	111111111121111111001111111111111111	Yes	Yes	Excessive Obligations	Temporary	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Not Employed	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			Yes	Extension	7/XX/2017	MOD	Yes	No	Yes	Extension	No		A 1-month payment extension was processed on 07/XX/2017.	Limited	Completed Plan	EXT					No
205468307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	7.875	397.38	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	116.67	122.22	125	5	5	2	5	000011112223322100000000000000066654	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2017	No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2016	MOD	Yes	No	Yes	Modification	No		A loan modification was completed on 08/XX/2016.	Limited	Completed Plan	Non-HAMP					No
205468250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show borrower called regarding loan status and payment. Comments show borrower advised would try and bring loan current soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	345.55	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100.7	117.02	111.35	100.18	19	5	3	1	000001111100043233222111111112111111	Yes	No	Curtailment of Income	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	6/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Non-Hamp modification completed	Limited	Completed Plan	Non-HAMP					No
205553820	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and authorized payment for September in amount of $1457.32 and was provided with the conformation number. The borrower refused to provide reason for default. The borrower stated not impacted by disaster and stated no damage. 2/XX/2019 borrower called in to make a promise to  pay  $2,914.64  on 2/XX/2019. Borrower also discussed repayment plan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A disaster area inspection was ordered 08/XX/2018. On 11/XX/2018 the borrower reported not impacted by disaster and no damage. The type of disaster was not provided.	Yes	30	XXX	4.125	979.45	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	100	13	12	0	0	122222222211122211111000101010000001	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No
205468260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	8.125	1418.17	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Unable to Contact Borrower	UTD	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	Yes	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in to advise when payment can be made and scheduled a promise to pay. Borrower was advised of increase on taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.75	870.14	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		100	100	104.98	87.23	1	1	1	6	000000007766543210000000000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	11/XX/2015	2/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 07/XX/2018.	Limited	Completed Plan	Non-HAMP					No
205463971	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXX	4.75	667.7	XXX	2/XX/2019	1/XX/2019	2/XX/2019	2/XX/2019		100	100	100	100	36	0	0	0	111111111111111111111111111111111111	Yes	Yes	Death of Mortgagor	Permanent	Weak	No	No	Yes	11/XX/2015	2/XX/2019	No		No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468406	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called and completed a pay by phone . Borrower stated they had been sick and out of work. Now back to work and working Overtime to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXX	4.375	317.34	XXX	3/XX/2019	2/XX/2019	2/XX/2019	2/XX/2019		133.33	116.67	111.11	108.33	26	5	1	0	000111111111111111111112101232121121	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	10/XX/2016	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No
205468684	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02XX2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer stated that she will be making the December payment in two days 12/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show the borrower disputed reporting while on disaster forbearance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Property is located in a disaster area due to hurricane and on 10/XX/2017 disaster inspection completed no damage.	Yes	0	XXX	5.75	387.95	XXX	3/XX/2019	2/XX/2019	2XX2019	2/XX/2019		100	100	89.64	85.03	7	3	1	9	000000007777656543222100101100111000	Yes	No	UTD	UTD		No	No	Yes	11/XX/2015	2/XX/2019	Yes	12/XX/2018	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			Yes	Modification	7/XX/2018	MOD	Yes	No	Yes	Modification	No		Comments show the borrower modified their loan and have kept their payments current since.	Limited	Completed Plan	Non-HAMP					No

Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
						Yes	Delay/Obstruction				Yes	UTD	UTD	Yes	Current Foreclosure Contested	8/XX/2014						N/A	N/A				No																								No									No																				No			No
						Yes	Active							No		2/XX/2014						N/A	N/A				No																								No									No																				No			No
Chapter 11					No	No								No							No	No	N/A				No																								No									No																				No			No
						No								No							No	No	N/A				No																						9/XX/2012		No									No																				No			No
						Yes	Active				Yes	UTD	UTD	No		7/XX/2016						N/A	N/A				No																								No									No																				No			No
Chapter 13					No	No								No							UTD	No	N/A				No																								No									No																				No			No
						No								No								N/A	N/A				No																								No									No																				No			No
						No								No								N/A	N/A				No																								No									No																				No			No
						Yes	Active				Yes	UTD	UTD	No		5/XX/2015					No	No	N/A				No																								No									No																				No			No
						Yes	Active							No		12/XX/2015						N/A	N/A				No																								No									No																				No			No
UTD					No	No								No							UTD	No	N/A				No																								No									No																				No			No
						No								No								N/A	N/A				No																								No									No																				No			No
						No								No							No	No	N/A				Yes												Yes	2/XX/2017	No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	173587.19	473.28	2	6/XX/2010	5/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	177149.7	703.75	4	10/XX/2016	1/XX/2050	400	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	114916.6	463.12	4.625	3/XX/2014	2/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	238018.41	645.07	2	7/XX/2011	6/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	92816.84	409.81	4	6/XX/2017	5/XX/2051	408	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	172048.56	717.31	4.625	2/XX/2014	1/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	31521.54	201.63	7.25	4/XX/2014	3/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	50093.16	397.93	7.625	2/XX/2010	3/XX/2031	254	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	109644.55	382.4	3.625	12/XX/2016	11/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	243753.75	1056.97	4.25	9/XX/2017	8/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2007	UTD	76845.1	583.66	7.625	12/XX/2007	9/XX/2031	286	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	91527.43	560.49	6.875	5/XX/2013	4/XX/2053	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	124784.11	601.7	5	9/XX/2011	8/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	198957.64	1093.31	5.99	7/XX/2014	6/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	Curtailment of Income	130828.2	518.1	2	11/XX/2011	2/XX/2039	328	No		No										No									No																				No			Yes	09/XX/2015	10/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	41890.28	226.85	5.875	7/XX/2014	6/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	137144.72	766.57	6.125	4/XX/2014	3/XX/2054	480	No		No										No									No																				No			No
Chapter 13	11/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	53358.28	293.58	6	1/XX/2014	12/XX/2053	480	No		No								3/XX/2017		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	183377.49	945.81	5.5	10/XX/2012	9/XX/2052	480	No		No										No									No																				No			Yes	09/XX/2015	11/XX/2016
						No								No								N/A	Yes		5/XX/2018	Yes	Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	119270.57	645.88	5.875	5/XX/2013	4/XX/2053	480	No		No										No									No																				Yes	09/XX/2015	02/XX/2016	No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	130608.48	707.28	5.875	10/XX/2015	9/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	274021.91	1145.24	4	7/XX/2016	6/XX/2056	480	No		No										No									No																				Yes	09/XX/2015	11/XX/2015	Yes	09/XX/2015	11/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	266127.02	1068.33	4.625	3/XX/2014	2/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	135279.86	732.57	5.875	5/XX/2014	4/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	112627.26	403.19	3	7/XX/2009	6/XX/2049	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	97035.88	444.06	4.625	4/XX/2012	3/XX/2052	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	99092.07	536.61	5.875	5/XX/2013	4/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	94853.59	411.3	4.25	8/XX/2017	7/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	229070.23	1162.06	5.375	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2009	UTD	205308.96	906.56	4.375	9/XX/2009	8/XX/2049	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2013	UTD	73535.35	379.76	2	8/XX/2013	1/XX/2033	234	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	96384.4	488.95	5.375	8/XX/2013	7/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	131171.74	670.42	3	3/XX/2011	7/XX/2033	269	No		No										No									No																				Yes	09/XX/2015	07/XX/2016	Yes	09/XX/2015	07/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	UTD	129082.26	503.16	2	8/XX/2012	6/XX/2040	335	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	Curtailment of Income	177272.53	740.89	4	9/XX/2013	8/XX/2053	480	No		No										No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	108279.68	403.73	4	8/XX/2013	7/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	156081.85	858.78	6	5/XX/2015	4/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	154473.88	706.92	4.625	7/XX/2014	6/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	57938.01	365.32	7.125	9/XX/2014	8/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	316108.34	753.95	2	5/XX/2017	4/XX/2057	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2011	UTD	283326.87	1366.19	5	10/XX/2011	9/XX/2051	480	No		No								5/XX/2013		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	106924.71	483.7	2.375	1/XX/2010	3/XX/2034	291	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	145419.16	762.44	5.625	10/XX/2014	9/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	117791.06	492.29	4	5/XX/2013	4/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	UTD	188910.39	1006.68	5.75	10/XX/2015	9/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	299364.56	1621.13	5.875	7/XX/2016	6/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	No		9/XX/2017	No	Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	76175.72	331.55	4.625	1/XX/2012	12/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	298225.11	1173.59	4.625	9/XX/2012	8/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	2/XX/2010	UTD	132945.64	505.51	3	4/XX/2010	7/XX/2034	292	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	270761.49	1365.11	6.375	7/XX/2017	6/XX/2057	480	No		No										No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	169724.79	818.41	5	11/XX/2011	10/XX/2051	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	148529.68	791.5	5.75	4/XX/2012	3/XX/2052	480	No		No										No									No																				Yes	09/XX/2015	11/XX/2015	Yes	09/XX/2015	11/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	63730.34	307.31	5	7/XX/2011	6/XX/2051	480	No		No										No									No																				No			Yes	09/XX/2015	12/XX/2015
UTD					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	242085.56	939.46	2	11/XX/2009	11/XX/2037	337	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	Curtailment of Income	247094.8	597.55	2	10/XX/2011	9/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	172128.51	632.09	4	7/XX/2013	6/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	153245.04	989.04	5.875	12/XX/2010	2/XX/2035	291	No		No								2/XX/2013		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	233931.94	762.57	4.625	5/XX/2012	4/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	100045.82	421.02	4.625	10/XX/2014	9/XX/2054	480	No		No										No									No																				Yes	09/XX/2015	02/XX/2016	No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	258508.75	1015.89	5	3/XX/2012	2/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	103476.13	371.3	2	4/XX/2010	6/XX/2041	375	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	157612.57	566.8	4.625	8/XX/2012	7/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	108434.54	366.01	5	11/XX/2011	10/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	7/XX/2009	UTD	98404.34	544.5	4.625	9/XX/2009	6/XX/2035	310	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	373833.01	1183.28	2	8/XX/2010	12/XX/2047	449	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	111369.63	537.02	5	9/XX/2011	8/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	171887.56	673.63	4.625	3/XX/2014	2/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	193800.92	825.1	4.125	9/XX/2015	8/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	Curtailment of Income	377845.18	1037.61	3.5	6/XX/2017	5/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	253074.3	592.87	2	3/XX/2011	2/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	Curtailment of Income	194052.44	888.04	4.625	10/XX/2014	9/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	274131.31	1061.23	4	6/XX/2013	5/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	160253.79	566.41	2	2/XX/2010	12/XX/2041	383	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	127463.41	723.66	6.25	12/XX/2013	11/XX/2053	480	No		No										No									No																				No			Yes	09/XX/2015	08/XX/2016
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	178981.82	611.41	2.375	4/XX/2016	9/XX/2052	438	No		No										No									No																				No			Yes	09/XX/2015	12/XX/2015
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	4/XX/2010	Curtailment of Income	272416.58	1701.22	5.75	5/XX/2010	9/XX/2035	305	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2012	UTD	208521.13	888.4	2	2/XX/2012	11/XX/2036	298	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	175913.72	521.48	4	5/XX/2013	4/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	Curtailment of Income	122189.53	543.79	2.25	4/XX/2011	7/XX/2035	292	No		No										No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2009	Curtailment of Income	289765.66	410.83	2	12/XX/2009	11/XX/2049	480	No		No										No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	113551.85	748.62	2	2/XX/2010	8/XX/2024	175	No		No										No									No																				No			No
						No								No								N/A	Yes		5/XX/2018	Yes	Yes	Complete	1	Non-HAMP	9/XX/2015	UTD	281325.64	1153.51	4	10/XX/2015	9/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	201487.26	1158.85	5	3/XX/2010	12/XX/2035	310	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2011	UTD	258564.44	971.94	5	7/XX/2011	6/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	208645.03	855.86	3.875	7/XX/2016	6/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	UTD	330871.25	1461.08	2.625	1/XX/2010	1/XX/2036	313	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Curtailment of Income	156138.13	677.05	4.25	4/XX/2013	3/XX/2053	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	296941.19	1703.86	5.125	8/XX/2010	3/XX/2037	320	No		No										No									No																				No			No
						No								No								N/A	Yes		3/XX/2018	Yes	Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	362572.23	1159.82	3.25	7/XX/2017	6/XX/2057	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	Curtailment of Income	75420.91	300.05	2	12/XX/2010	1/XX/2038	326	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	77318.31	398.78	5.5	9/XX/2014	8/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	Curtailment of Income	165881.56	660.34	4	4/XX/2018	3/XX/2058	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	181248.35	1061.13	6.5	3/XX/2016	2/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9XX2015	UTD	185839.17	629.66	4.375	11/XX/2015	10/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	136807.17	468.05	2	5/XX/2011	9/XX/2044	401	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	354319.9	1399.29	3.625	12/XX/2016	11/XX/2056	480	No		No										No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	249617.94	1004.78	3.75	9/XX/2016	8/XX/2056	480	No		No										No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	283158.59	1063.99	2	6/XX/2014	9/XX/2043	352	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	100237.04	321.1	4.625	12/XX/2012	11/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	306322.12	1272.38	2	9/XX/2010	4/XX/2036	308	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	139230.62	549.85	3.625	11/XX/2016	10/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	1/XX/2010	UTD	59928.62	397.5	6.5	4/XX/2010	5/XX/2036	314	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	220136.45	786.92	2	3/XX/2011	7/XX/2042	377	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	325093.45	1257.9	4.25	9/XX/2017	8/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	Yes		3/XX/2018	Yes	Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	351949.38	1058.44	3.75	9/XX/2016	8/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	10/XX/2017	UTD	95927.68	633.31	4.5	10/XX/2017	4/XX/2036	223	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	Excessive Obligations	293522.27	817.55	4	9/XX/2015	8/XX/2055	480	No		No										No									No																				Yes	09/XX/2015	11/XX/2015	Yes	09/XX/2015	11/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	Marital Difficulties	225973.29	1445.49	7.25	9/XX/2015	8/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	UTD	144827.28	324.41	2	7/XX/2010	6/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	158587.57	508.02	4.625	11/XX/2012	10/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	201401.62	1179.12	6.5	6/XX/2015	5/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	179910.87	841.24	3.125	12/XX/2010	12/XX/2036	313	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	Curtailment of Income	307203.02	1093.99	2	4/XX/2011	10/XX/2042	379	No		No										No									No																				Yes	09/XX/2015	02/XX/2016	Yes	09/XX/2015	02/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	6/XX/2018	UTD	173629.25	428.53	4.125	6/XX/2018	9/XX/2055	448	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	290632.46	1493.83	4.125	4/XX/2010	1/XX/2037	322	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	216604.13	609.5	2	5/XX/2010	4/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	227427.77	786.92	3.875	3/XX/2018	2/XX/2058	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	164064.36	902.7	6	8/XX/2016	7/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	165336.52	997.57	6.75	5/XX/2015	4/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	83172.21	339.12	2.125	2/XX/2010	11/XX/2036	322	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	181798.78	705.47	3.75	9/XX/2016	8/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	356523.4	1003.94	2	1/XX/2017	12/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	221310.6	763.62	4.625	9/XX/2012	8/XX/2052	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	UTD	198655.58	848.44	2.75	1/XX/2010	12/XX/2037	336	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	351403.43	1385.27	2	2/XX/2011	7/XX/2038	330	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	10/XX/2010	UTD	207877.86	1473.21	2	12/XX/2010	4/XX/2024	161	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	206395.1	894.97	4.25	6/XX/2015	5/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	122053.62	414.39	4.25	5/XX/2015	4/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	243299.31	1338.67	6	3/XX/2018	2/XX/2058	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	119127.2	361.61	4.25	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	239591.99	727.24	4.25	1/XX/2013	12/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	Curtailment of Income	415212.34	2025.41	3.75	2/XX/2010	5/XX/2037	328	No		No										No									No																				Yes	09/XX/2015	12/XX/2015	Yes	09/XX/2015	12/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	108493.29	436.71	3.75	9/XX/2016	8/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	179275.25	749.26	4	8/XX/2013	7/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	Curtailment of Income	355510.35	685.92	2	2/XX/2010	1/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	Yes		5/XX/2018	Yes	Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	100074.32	568.16	6.25	5/XX/2017	4/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	Yes		5/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	12/XX/2014	UTD	235980.08	785.6	2	12/XX/2014	8/XX/2049	417	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	43430.46	181.51	4	9/XX/2013	8/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	172946.47	675.35	3.875	3/XX/2018	2/XX/2058	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	184522.57	683.67	4.25	2/XX/2013	1/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	380858.04	526.05	2	3/XX/2010	2/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	Curtailment of Income	146467.32	612.14	4	9/XX/2015	8/XX/2055	480	No		No										No									No																				Yes	09/XX/2015	02/XX/2016	Yes	09/XX/2015	02/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	359780.39	1462.51	4.625	7/XX/2014	6/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	153615.94	518.51	5	11/XX/2011	10/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	417826.04	1104.48	2	3/XX/2011	2/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	579352.89	1571.05	3.5	5/XX/2017	4/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	191887.9	1091.59	5.125	6/XX/2010	7/XX/2037	326	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	292575.81	986.46	5	8/XX/2011	7/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	158653.41	572.62	2	5/XX/2010	4/XX/2041	372	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	273064.58	695.32	3.625	11/XX/2016	10/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	10/XX/2010	UTD	118305.98	489.75	2.25	11/XX/2010	8/XX/2037	322	No		No										No									No																				No			No
Chapter 13					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	404997.63	2003.8	3.875	3/XX/2010	6/XX/2037	328	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	543981.86	1561.98	3.875	3/XX/2018	2/XX/2058	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	Curtailment of Income	185326.74	731.9	3.625	11/XX/2016	10/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	229211.79	594.59	3.25	8/XX/2017	7/XX/2057	480	No		No										No									No																				No			No
Chapter 13	2/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	Curtailment of Income	265510.73	1215.05	4.625	11/XX/2012	10/XX/2052	480	No		No							3287.21	6/XX/2013		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	212188.86	1005.66	4.875	9/XX/2017	8/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	6/XX/2015	UTD	158188.51	917.07	4.25	7/XX/2015	9/XX/2037	267	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	109372.87	615.81	5	10/XX/2010	9/XX/2037	324	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	185455.5	464.73	3	12/XX/2012	11/XX/2052	480	No		No										No									No																				Yes	09/XX/2015	07/XX/2016	Yes	09/XX/2015	07/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2010	UTD	411124.44	1105.69	2	12/XX/2010	11/XX/2050	480	No		No										No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	357191.71	1336.59	2	7/XX/2010	12/XX/2039	354	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	267633.05	1203.18	4.5	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	55726.79	336.23	6.75	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	116965.1	507.18	4.25	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			Yes	09/XX/2015	01/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	344168.1	1042.23	2	2/XX/2017	1/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	193675.98	566.61	4	10/XX/2013	9/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	188696.29	743.01	4.25	5/XX/2015	4/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	UTD	51884.99	280.97	5.875	11/XX/2016	10/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	147796.98	880.31	5.375	12/XX/2011	11/XX/2037	312	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	204109.82	934.07	4.625	7/XX/2017	6/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	137269.73	628.19	4.625	3/XX/2014	2/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2012	Curtailment of Income	255507.97	466.96	2	2/XX/2012	1/XX/2052	480	No		No										No									No																				No			No
Chapter 13	5/XX/2013	XXX			No	No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	412127.76	1787.07	4.25	12/XX/2012	11/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	183590.68	739	3.75	8/XX/2016	7/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	Curtailment of Income	68122.35	305.24	4.625	5/XX/2014	4/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	168526.96	587.32	4	12/XX/2017	11/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	316204.3	1272.75	2	3/XX/2011	11/XX/2037	321	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	9/XX/2010	UTD	196543.86	595.19	2	12/XX/2010	11/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	207423.96	949.23	4.625	12/XX/2015	11/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	10/XX/2010	UTD	258155.9	1451.4	5	12/XX/2010	12/XX/2037	325	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2011	Curtailment of Income	170137.22	988.97	5.25	3/XX/2011	10/XX/2037	320	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	221448.28	960.24	4.25	1/XX/2016	12/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	180067.6	566.66	4.5	12/XX/2014	11/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	67185.56	215.22	4.625	6/XX/2012	5/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	Curtailment of Income	267172.29	979.87	3.5	1/XX/2012	12/XX/2051	480	No		No										No									No																				Yes	09/XX/2015	11/XX/2015	No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	182902.78	817.35	2.875	9/XX/2010	5/XX/2037	321	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	441547.24	1492.43	2	8/XX/2010	7/XX/2044	408	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	188270.51	729.34	3.5	3/XX/2017	2/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	156684	889.56	6.25	2/XX/2014	1/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	258334.29	762.12	3.75	9/XX/2016	8/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	256929.38	1017.46	2.125	2/XX/2010	12/XX/2037	335	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	155066.69	522.1	4.25	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	385588.42	1128.07	4	12/XX/2013	11/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	No		2/XX/2017	No	Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	92020.34	384.59	4	6/XX/2013	5/XX/2053	480	No		No										No									No																				No			No
Chapter 13					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	249484.89	980.96	4	4/XX/2013	3/XX/2053	480	No		No								8/XX/2013		No									No																				No			No
Chapter 13				11/XX/2016	No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	148921.76	819.39	6	8/XX/2013	7/XX/2053	480	No		No							2866.49	2/XX/2017		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	69042.21	315.96	4.625	4/XX/2014	3/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	147016.17	615.85	2.625	10/XX/2010	11/XX/2038	338	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	346307.85	1447.35	4	11/XX/2015	10/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	149992.42	606.6	2	6/XX/2011	12/XX/2037	319	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	556398.16	1883.03	4.125	10/XX/2017	9/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	353740.13	1036.92	3.125	12/XX/2017	11/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	252472.25	1530.88	2	6/XX/2010	6/XX/2026	193	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	96779.88	566.6	6.5	2/XX/2013	1/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	120740.55	812.06	2	2/XX/2012	4/XX/2026	171	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	Curtailment of Income	197710.42	1139.95	6.375	9/XX/2017	8/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	Yes		6/XX/2018	Yes	Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	130211.59	335.26	2	1/XX/2011	12/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	67071.13	280.32	4	5/XX/2016	4/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	17009.14	89.18	5.625	12/XX/2014	11/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	157397.45	535.22	4.625	11/XX/2012	10/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	111651.11	499.69	2.5	6/XX/2013	6/XX/2038	301	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2011	UTD	258913.54	881.18	2	2/XX/2011	9/XX/2044	404	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	349125.57	1352.48	3.5	5/XX/2017	4/XX/2057	480	No		No										No									No																				Yes	09/XX/2015	11/XX/2015	Yes	09/XX/2015	11/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2014	UTD	554355.92	1355.1	2	5/XX/2014	4/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	330178.64	1119.85	2	4/XX/2011	1/XX/2045	406	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	226379.03	1345.56	6.625	7/XX/2013	6/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	Curtailment of Income	308060.71	1970.58	7.25	3/XX/2014	2/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	117213.27	568.78	3.625	6/XX/2011	4/XX/2038	323	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	136911.32	820.85	6	11/XX/2014	10/XX/2044	360	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	211442.86	1313.97	7	1/XX/2014	12/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	Curtailment of Income	93416.05	622.97	5.125	12/XX/2014	11/XX/2034	240	No		No										No									No																				Yes	09/XX/2015	02/XX/2016	Yes	09/XX/2015	02/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	Curtailment of Income	426337.2	2020.61	4.875	3/XX/2015	2/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	126460.44	578.72	4.625	5/XX/2014	4/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	No		10/XX/2017	No	Yes	Complete	1	Recast / Reamortization	3/XX/2018	UTD	200407.68	732.04	5	5/XX/2018	4/XX/2056	456	No		No										No									No																				Yes	09/XX/2015	12/XX/2015	Yes	09/XX/2015	12/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	86381.18	430.93	5.25	7/XX/2016	6/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	165963.56	693.62	4	12/XX/2013	11/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	100520.97	484.71	5	4/XX/2015	3/XX/2055	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	221299.25	959.6	4.25	1/XX/2013	12/XX/2052	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	Marital Difficulties	93597.06	428.33	4.625	11/XX/2016	10/XX/2056	480	No		No										No									No																				No			Yes	09/XX/2015	07/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	257366.32	1157.02	4.5	1/XX/2015	12/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	Curtailment of Income	125072.27	562.28	4.5	1/XX/2015	12/XX/2054	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	70217.51	390.42	4.375	1/XX/2011	5/XX/2035	293	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	62120.97	279.27	4.5	8/XX/2016	7/XX/2056	480	No		No										No									No																				No			No
UTD					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	204358.47	791.67	3.5	4/XX/2017	3/XX/2057	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	57619.86	347.57	6.748	3/XX/2018	2/XX/2058	480	No		No										No									No																				Yes	09/XX/2015	12/XX/2015	Yes	09/XX/2015	12/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	44484.58	280.49	7.125	10/XX/2016	9/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	UTD	208611.9	688.79	2	7/XX/2010	8/XX/2045	422	No		No										No									No																				No			Yes	09/XX/2015	12/XX/2015
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	159120.73	389.8	2	8/XX/2010	7/XX/2050	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	231562.34	404.24	2	7/XX/2011	6/XX/2051	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	Curtailment of Income	160917.13	604.66	2	1/XX/2011	4/XX/2040	352	No		No										No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	112160.15	377.49	4.25	3/XX/2013	2/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	186566.28	545.81	4	4/XX/2013	3/XX/2053	480	No		No										No									No																				No			No
						No								No								N/A	Yes		6/XX/2018	Yes	Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	400994.74	1707.22	4.125	3/XX/2016	2/XX/2056	480	No		No										No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	255598.73	1169.69	4.625	8/XX/2014	7/XX/2054	480	No		No										No									No																				No			Yes	09/XX/2015	01/XX/2016
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	12611.49	76.09	6.75	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	450							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	10809.93	65.22	6.75	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	2460	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2005	UTD	21424.06	146.15	7.25	6/XX/2005	5/XX/2035	360	No		No		0	N/A							No									No																				No			No
Chapter 13	8/XX/2013	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	625	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2000	UTD	63003.64	559.32	9.25	11/XX/2000	10/XX/2022	264	No		Yes	Corporate Advances	575						11/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				No														Yes	Escrow Advances	0	UTD	-6.58					Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2003	UTD	81787.66	723.89	8.75	9/XX/2003	7/XX/2023	239	No		No		0						5/XX/2004		No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2002	UTD	68252.83	510.71	7	11/XX/2002	6/XX/2024	260	No		No		0		-40.15						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2000	UTD	55335.51	402.06	7.875	5/XX/2000	1/XX/2030	357	No		Yes	Corporate Advances	180	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	1228.3	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2004	UTD	50830.58	444.46	8.625	7/XX/2004	7/XX/2024	241	No		No		0		-680.99						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	66844.44	300.51	4.5	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	296	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2001	UTD	54380.52	394.1	7	8/XX/2001	12/XX/2024	281	No				30								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	112122.8	908.26	9.5	11/XX/2012	10/XX/2052	480	No				702.16								No									No																				No			No
						No								No								N/A	N/A				No														No	N/A	0							N/A	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0						11/XX/1996		No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	59905.76	415.78	3.375	2/XX/2010	6/XX/2025	185	No		Yes	Corporate Advances	395							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	Illness - Mortgagor	34437.3	255.74	8.625	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	125							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	6/XX/2003			No														Yes	Corporate Advances	35	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/1999	UTD	132243.35	947.41	7.75	12/XX/1999	11/XX/2029	360	No				0								No									No																				No			No
			11/XX/2011	1/XX/2017		No								No							No	No	N/A				No														Yes	Corporate Advances	690	UTD					11/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	47805.29	199.8	4	7/XX/2013	6/XX/2053	480	No		Yes	Corporate Advances	508.58						12/XX/2004	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2001	UTD	52793.72	402.84	7.75	12/XX/2001	2/XX/2026	291	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2001	UTD	74104.98	572.56	8	9/XX/2001	7/XX/2026	299	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/1999	UTD	61137.13	459.3	8.25	2/XX/1999	1/XX/2029	360	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2006	UTD	50979.71	387.48	8.375	1/XX/2007	12/XX/2036	360	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	3/XX/1999	UTD	48072.79	295.99	6.25	5/XX/1999	4/XX/2029	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	1/XX/2011	UTD	176341.14	581.53	2.5	3/XX/2011	2/XX/2051	480	No		Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	75010.83	493.62	7.5	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate & Escrow Advances	545	UTD						Corporate & Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2008	UTD	192557.29	1413.41	6.25	4/XX/2008	1/XX/2028	238	No		Yes	Corporate Advances	92.5	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2005			No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	12236.26	56	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate Advances	450	UTD					8/XX/2014	Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2014	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	708.98	UTD					2/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	Curtailment of Income	33143.66	239.4	4.75	8/XX/2011	4/XX/2028	201	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2004	UTD	119284.11	823.87	7.375	10/XX/2004	9/XX/2034	360	No		No		0								No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	85298.76	561.33	7.5	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	5082.86	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes		Yes	Corporate Advances	460	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	71051.6	308.09	4.25	3/XX/2013	2/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD		753.95	2.125	4/XX/2013	8/XX/2028	185	No		Yes	Corporate Advances	4371.26	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	954.47	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes		Yes	Corporate Advances	11379.98	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	45447.37	204.31	4.5	4/XX/2015	3/XX/2055	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes		125	UTD							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	121075.5	796.76	7.5	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	45	UTD					2/XX/2007	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	Curtailment of Income	35478.28	131.99	4.625	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2007	UTD	81901.89	587.97	6.5	4/XX/2007	11/XX/2028	260	No		Yes	Corporate Advances	888.25							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0		-148.28						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	75638.22	456.37	6.75	3/XX/2017	2/XX/2057	480	No		Yes	Corporate and Escrow Advances	320	UTD	-13.01					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	118324.66	682.23	6.375	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	883.85	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2002	UTD	129084.24	868.52	6.625	1/XX/2003	12/XX/2028	312	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	158222.19	983.24	7	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	1/XX/2009			Yes	Complete	1	Non-HAMP	11/XX/2004	UTD	124477.06	921.94	7.375	12/XX/2004	12/XX/2028	289	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	156184.69	879.68	2.625	5/XX/2010	1/XX/2029	225	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2005	UTD	83241.12	604.85	7.125	3/XX/2005	1/XX/2029	287	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	UTD	69219.66	478.12	4	8/XX/2012	1/XX/2029	198	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	75766.92	443.58	6.5	3/XX/2016	2/XX/2056	480	No		Yes	Corporate Advances	30	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	64929.67	397.61	6.875	8/XX/2018	7/XX/2058	480	No		Yes	Corporate Advances	1289	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No	N/A	0							N/A	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	55965.26	347.79	7	8/XX/2012	7/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	95918.26	411.82	5	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No							UTD	No	N/A				No														No		0		-267.27						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	47707.3	287.85	6.75	5/XX/2015	4/XX/2055	480	No		Yes	Corporate and Escrow Advances	25		-1257.07					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	57917.66	381.14	7.5	7/XX/2015	6/XX/2055	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2002	UTD	39761.76	300.98	8	10/XX/2002	5/XX/2029	320	No		Yes	Corporate Advances	172.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	911.52	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2002	UTD	50824.76	368.51	7.875	9/XX/2002	8/XX/2032	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	43562.82	274.68	7.125	3/XX/2018	2/XX/2058	480	No		Yes	Escrow Advances	0	UTD	-107.78					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	221.35	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2006	UTD	76920.83	588.91	7.5	12/XX/2006	7/XX/2029	272	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	124501.32	854.01	7.875	3/XX/2014	2/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2001	UTD	54765.65	364.36	7	1/XX/2002	12/XX/2031	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	685	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	30	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	163.15	UTD	-1239.93					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2012	Curtailment of Income	138925.09	400.73	2	9/XX/2012	8/XX/2052	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	97380.1	429.99	4.375	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	733.52	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	107076.95	744.52	8	7/XX/2012	6/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2007	UTD	53469.99	438.91	8.375	4/XX/2007	12/XX/2029	273	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	75	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	2637	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	63715.45	183.93	2	1/XX/2011	12/XX/2050	480	No		Yes	Corporate and Escrow Advances	15	UTD	-325.83					Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	11/XX/2017			Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	49619.19	216.49	2	12/XX/2010	12/XX/2034	289	No		Yes	Corporate Advances	1365.08	UTD					10/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	Unemployment	85000.89	299.73	4.625	4/XX/2012	3/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	109.36	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	49172.56	328.14	7.625	8/XX/2016	7/XX/2056	480	No		Yes	Corporate Advances	60	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	58283.74	374.96	7.3	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	173							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	28026.67	170.92	6.84	1/XX/2017	12/XX/2056	480	No		Yes	Corporate Advances	8367.63	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	255	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD		393.72	3.75	12/XX/2016	9/XX/2056	478	No		Yes	Corporate Advances	12417.31	UTD					1/XX/2007	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0						10/XX/2003		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	Excessive Obligations	56079.33	459.74	9.625	2/XX/2013	1/XX/2053	480	No		Yes	Corporate and Escrow Advances	62.5							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2005	UTD	96234.22	898.63	10.74	10/XX/2005	6/XX/2035	357	No		No		0		-349.98						No									No																				No			No
				9/XX/2004		No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	Curtailment of Income	77263.26	353.58	4.625	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	37782.62	172.9	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	9XX2016			Yes	Complete	1	Non-HAMP	12/XX/2013	Curtailment of Income	183350.61	766.29	4	4/XX/2014	11/XX/2053	476	No		Yes	Corporate Advances	4630.27							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	137897.17	509.47	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	369	UTD					6/XX/2007	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	125	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	58086.82	157.52	3.5	2/XX/2017	1/XX/2057	480	No		Yes	Corporate and Escrow Advances	2155	UTD				9852	12/XX/2006	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	47527.65	317.16	7.625	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	287	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2005	UTD	79978.81	429.34	5	3/XX/2005	2/XX/2035	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	Curtailment of Income	47217.09	315.09	7.625	1/XX/2014	12/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	117017.86	428.2	2	10/XX/2011	11/XX/2041	362	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				No														No		0						5/XX/2004		No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2007			Yes	Complete	1	Non-HAMP	3/XX/2008	UTD	89338.84	496.57	4.5	4/XX/2008	3/XX/2033	300	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	45281	178.1	2	2/XX/2010	8/XX/2037	331	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	Curtailment of Income	232380.16	1364.49	4	12/XX/2010	11/XX/2031	252	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Escrow Advances	0	UTD	-60.17					Escrow Advances	No									No																				No			No
Chapter 13	12/XX/2013	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	110	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No												No		Yes	Escrow Advances	0	UTD	-365.4					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	9/XX/2016	UTD	34189.74	253.21	4.25	9/XX/2016	12/XX/2031	184	No		No		0								No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	Curtailment of Income	302457.86	637.32	2	5/XX/2013	4/XX/2053	480	No		No		0						4/XX/2008		No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	132379.12	605.81	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	Curtailment of Income	47434.33	372.85	7.25	9/XX/2011	11/XX/2031	243	No		Yes	Corporate Advances	125							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0						10/XX/2004		No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2008			Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	52650	473.05	10.625	9/XX/2009	8/XX/2049	480	No		Yes	Corporate Advances	2800	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	1088.5	UTD					11/XX/2011	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	335	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	39711.47	225.45	6.25	2/XX/2014	1/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	94089	645.4	7.875	8/XX/2014	7/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	140.5	UTD	-420.66					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	600	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	Unemployment	100697.99	413.06	3.875	6/XX/2017	5/XX/2057	480	No		Yes	Corporate and Escrow Advances	514.5	UTD	-455.09					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	115	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	189348.51	881.91	4.75	2/XX/2015	1/XX/2055	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1136.44	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	27424.36	116.76	4.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	732		-3.83					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2006	UTD	180614.42	1174.08	6.25	3/XX/2006	1/XX/2032	311	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	42147.33	192.87	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	163207.76	1258.92	9	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	222261.13	795.66	3	12/XX/2014	11/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	58966.81	377.19	7.25	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	800	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2007	Excessive Obligations	126792.48	883.85	6.875	4/XX/2007	5/XX/2032	302	No		Yes	Corporate Advances	654.88	UTD	-86.06					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	47729.45	327.4	7.875	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	1392.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	126554.56	693.86	2.625	11/XX/2012	3/XX/2032	233	No		Yes	Corporate Advances	675	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2004	UTD	89860.61	698.24	6.4	7/XX/2004	8/XX/2022	218	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2007	UTD	67893.89	460.28	6.5	12/XX/2007	8/XX/2032	297	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6XX2006	UTD	87210.39	592.33	6.75	8/XX/2006	9/XX/2032	314	No		Yes	Corporate Advances	125							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2009	Curtailment of Income	302047.39	1691.38	5.375	4/XX/2009	3/XX/2039	360	No		Yes	Corporate Advances	244.26		-1659.05					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	134622.2	616.07	4.625	12/XX/2012	11/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	23953.35	125.59	5.625	12/XX/2014	11/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	53632.42	232.65	4.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate and Escrow Advances	940.5							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2006	UTD	55334.93	452.81	6.125	12/XX/2006	11/XX/2022	192	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	Unemployment	92247.02	548.3	6.625	11/XX/2013	10/XX/2053	480	No		Yes	Corporate and Escrow Advances	285							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	79595.15	336.05	4.5	12/XX/2014	11/XX/2054	480	No		Yes	Corporate Advances	375							Corporate Advances	No									No																				No			No
			10/XX/2012			No								No							No	No	N/A				No														Yes	Corporate Advances	625	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	Curtailment of Income	102561.89	665.21	6.75	6/XX/2016	5/XX/2046	360	No		Yes	Escrow Advances	0	UTD	-996.56					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	148842.28	923.06	5	7/XX/2010	10/XX/2032	268	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	4/XX/2018			No														Yes	Corporate Advances	2162.5	UTD					9/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2010	UTD		670.91	2	12/XX/2011	3/XX/2031	232	No		Yes	Corporate Advances	2811.55							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2007	UTD	82465.19	548.9	6.375	10/XX/2007	11/XX/2032	302	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	208422.3	1150.72	5.375	9/XX/2018	1/XX/2050	377	No		Yes	Corporate and Escrow Advances	3211.14		-1013.46					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	74011.44	446.55	6.75	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	961.41		-1023.61					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0	N/A							No									No																				No			No
						No								No							Yes	Yes	N/A	10/XX/2012			Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	113471.37	483.44	2	8/XX/2012	5/XX/2037	298	No		No		0		-454.67						No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	100607.85	363.12	2	5/XX/2010	4/XX/2041	372	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	34106.27	254.29	6.5	8/XX/2016	7/XX/2036	240	No		Yes	Corporate Advances	570	UTD	-148.55					Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	128969.63	590.2	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	1157.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2013	UTD		426.07	5.375	12/XX/2013	12/XX/2032	229	No		Yes	Corporate Advances	1287.53	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	42329.72	225.57	5.75	9/XX/2017	8/XX/2057	480	No		Yes	Corporate and Escrow Advances	252.5	UTD	-3326.82					Corporate and Escrow Advances	No									No																				No			No
						No								No							UTD	No	N/A				No														Yes	Corporate Advances	548.57	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	82563.69	675.05	5.875	6/XX/2018	12/XX/2033	187	No		Yes	Corporate Advances	102.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	46111.28	876.24	5.875	7/XX/2018	7/XX/2023	61	No		Yes	Corporate and Escrow Advances	62.5	UTD	-1586.74					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2005	UTD	126498.48	789.19	6.375	2/XX/2006	1/XX/2036	360	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	125818.62	759.14	6.75	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	1219.5		-1784.11					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	43524.88	217.13	5.25	6/XX/2014	1/XX/2054	476	No		Yes	Corporate Advances	1643.59	UTD						Corporate Advances	No									No																				No			No
Chapter 13	7/XX/2013	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	700	UTD					12/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	187.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	217375.53	658.27	2	1/XX/2011	12/XX/2050	480	No				0								No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2010	UTD	165984.07	462.49	2	3/XX/2012	10/XX/2050	464	No		Yes	Corporate Advances	3122.84						5/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	175	UTD						Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	Curtailment of Income	114818.37	411.03	3	6/XX/2014	5/XX/2054	480	No		Yes	Corporate and Escrow Advances	1058.85		-1793.73				7/XX/2017	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2007	UTD	71419.48	479.39	6.625	2/XX/2007	3/XX/2033	314	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	83971.02	462.02	6	8/XX/2014	7/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	1057							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	87350.99	530.75	6.125	8/XX/2017	7/XX/2047	360	No		Yes	Corporate and Escrow Advances	50							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	46623.99	272.96	6.5	5/XX/2015	4/XX/2055	480	No		Yes	Corporate and Escrow Advances	87.5		-21.27					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	93285.19	747.75	6	6/XX/2018	9/XX/2034	196	No		Yes	Corporate Advances	115							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	1275.67	UTD					9/XX/2012	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	176187.45	792.42	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	152.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	Illness - Mortgagor	108722.36	626.87	6.375	5/XX/2017	4/XX/2057	480	No		Yes	Corporate and Escrow Advances	155		-526.06					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	578.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	123292.81	743.9	6.75	1/XX/2013	12/XX/2052	480	No		No		0						4/XX/2012		No									No																				No			No
Chapter 13	10/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	63029.59	363.41	6.375	7/XX/2013	6/XX/2053	480	No		Yes	Corporate Advances	650	UTD					2/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	177126.6	959.19	5.875	3/XX/2018	2/XX/2058	480	No		Yes	Corporate Advances	1253.37	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2004	UTD	139561.05	836.74	6	1/XX/2005	12/XX/2034	360	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	7/XX/2007			Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	112797.35	325.96	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	52899.32	286.46	5.875	4/XX/2013	3/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	94636.98	454.88	2.5	9/XX/2010	5/XX/2033	273	No		Yes	Corporate Advances	217.5	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	80831.69	674.36	5.875	9/XX/2018	9/XX/2033	181	No		Yes	Corporate and Escrow Advances	167.5	UTD	-22.43				6/XX/2013	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Escrow Advances	0	UTD	-1825.56					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2008	UTD	243649.29	1642.96	6.5	5/XX/2008	5/XX/2033	301	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2006	UTD	89940.35	589.61	6.5	6/XX/2006	5/XX/2033	324	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2015	UTD	31679.29	224.68	5.875	2/XX/2015	1/XX/2035	240	No		Yes	Corporate Advances	89	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	51494.26	282.96	5.99	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	75502.26	414.9	5.99	9/XX/2013	8/XX/2053	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	41407.87	372.06	6	7/XX/2018	1/XX/2032	163	No		Yes	Corporate Advances	132.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	38118.67	219.78	6.375	4/XX/2013	3/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	110273.13	877.98	5.625	6/XX/2018	3/XX/2034	190	No		Yes	Corporate Advances	115							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	146303.97	1046.63	4.75	7/XX/2016	6/XX/2033	204	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	71608.95	376.42	2	9/XX/2010	9/XX/2029	229	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	7/XX/2009	UTD	182357.39	706.44	3.5	9/XX/2009	8/XX/2049	480	No		Yes	Corporate and Escrow Advances	15	UTD	-193.46					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2017	UTD	151007.07	654.8	4.25	2/XX/2017	1/XX/2057	480	No		Yes	Corporate and Escrow Advances	2980.28	UTD	-158.83					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	6/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	316452.76	1516.4	2.25	10/XX/2011	6/XX/2033	261	No		Yes	Corporate Advances	250	UTD					7/XX/2013	Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	125680.45	595.66	4.875	2/XX/2013	1/XX/2053	480	No		Yes	Corporate Advances	1671.3	UTD					12/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	116762.32	531.17	2	8/XX/2011	5/XX/2034	274	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	5/XX/2016			No														Yes	Corporate and Escrow Advances	97.5	UTD	-440.41					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2014	UTD	139593.76	743.87	5.75	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
			5/XX/2014			No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	86784.87	397.15	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate and Escrow Advances	1600	UTD	-255.34				9/XX/2015	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	228955.54	1047.77	4.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	4994.79							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	158903.42	740.11	4.75	3/XX/2013	2/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2007	Illness - Mortgagor	23050.18	144.68	5.875	10/XX/2007	7/XX/2033	310	No		No		0								No									No																				No			No
Chapter 13	5/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	Curtailment of Income	69622.26	401.42	6.375	5/XX/2015	4/XX/2055	480	No		Yes	Corporate and Escrow Advances	765		-446.74				6/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	73042.5	421.14	6.375	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	30		-106.57					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	Curtailment of Income	175102.29	844.34	5	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	1356.41						5/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	66120.06	352.35	5.75	10/XX/2009	9/XX/2049	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	139903.34	781.99	6.125	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	376389.17	1296.52	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate and Escrow Advances	9960.95		-141.94					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	365	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	46425.54	412.53	9.5	2/XX/2010	6/XX/2033	281	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	Curtailment of Income	165373.18	1184.78	6	6/XX/2015	5/XX/2035	240	No		Yes	Corporate Advances	3326.5						5/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	435	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	24922.65	261.09	11.75	4/XX/2010	7/XX/2033	280	No		Yes	Corporate Advances	870							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	92575.61	787.75	8.875	7/XX/2010	6/XX/2033	276	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	78782.25	426.63	5.875	7/XX/2018	6/XX/2058	480	No		Yes	Escrow Advances	0		-404.63					Escrow Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	1/XX/2018			Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	145758.85	521.79	3	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	758.5		-353.46					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	Curtailment of Income	85419.55	555.74	5	1/XX/2013	6/XX/2033	246	No		Yes	Corporate Advances	1081.65							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	203855.47	867.24	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	1429.18							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	145180.19	820.64	4.125	12/XX/2010	8/XX/2033	273	No		Yes	Corporate Advances	126.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	117715.16	538.7	4.625	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	45420.89	245.97	5.875	8/XX/2018	7/XX/2058	480	No		No		0		-452.89						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	120541.57	399.31	2	8/XX/2010	7/XX/2045	420	No		Yes	Corporate Advances	925	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	57031.46	323.79	6.25	8/XX/2011	7/XX/2051	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	96269.43	687.49	8.25	6/XX/2014	5/XX/2054	480	No		No		0		-281.27						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	220898.02	1644.73	4.75	7/XX/2017	6/XX/2033	192	No		Yes	Corporate Advances	640	UTD					4/XX/2012	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	164137.82	874.67	5.75	8/XX/2012	7/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	Unemployment	17584.56	125.98	6	5/XX/2015	4/XX/2035	240	No		Yes	Corporate Advances	365							Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	319366.25	1539.97	5	7/XX/2014	6/XX/2054	480	No		Yes	Corporate and Escrow Advances	723.98	UTD	-546.16					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	10/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	244647.61	1388.96	6.25	10/XX/2017	9/XX/2057	480	No		Yes	Corporate and Escrow Advances	515	UTD	-564.89				1/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	62141.01	387.68	6.375	4/XX/2016	3/XX/2046	360	No		Yes	Corporate Advances	15	UTD	-594.96					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	12XX2016			Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	156671.16	667.02	4.125	12/XX/2012	11/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	272747.41	1248.17	4.625	3/XX/2013	2/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	158638.44	764.95	5	2/XX/2012	1/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	269385.46	1366.57	5.375	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	51						8/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	146904.47	860.06	6.5	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	142.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	169752.37	717.07	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	467.5		-522.43					Corporate Advances	No									No																				No			No
Chapter 13	5XX2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2011	UTD	274033.19	1077.35	4	2/XX/2011	1/XX/2051	480	No		Yes	Corporate and Escrow Advances	900	UTD	-3216.66				3/XX/2016	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	84559.7	465.01	4	5/XX/2010	8/XX/2033	280	No		No		0		-33.11						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	Curtailment of Income	140723.22	926.06	7.5	6/XX/2017	5/XX/2057	480	No		Yes	Corporate Advances	410	UTD	-140.36					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	109102.05	460.07	2	7/XX/2010	8/XX/2035	302	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2010	UTD	187151.31	1407.48	7.25	2/XX/2011	7/XX/2033	270	No		Yes	Corporate Advances	750							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	109297.99	494.37	2	8/XX/2010	7/XX/2033	276	No		Yes	Corporate and Escrow Advances	60	UTD	-21.17					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	11/XX/2016	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	1250	UTD					5/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	Business Failure	63308.64	321.07	3	11/XX/2010	6/XX/2033	272	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	242964.1	1111.87	4.625	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	3065.91							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2009	UTD	104853.64	768.68	8.5	9/XX/2009	8/XX/2049	480	No		Yes	Corporate Advances	0		-530.71					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	201385.67	1353.62	7.69	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	738.65	UTD	-1947.55					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	3266.7		-1710.08					Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2005	UTD	155502.95	1047.15	6.875	1/XX/2006	9/XX/2033	333	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	167697.12	1001.95	4.875	4/XX/2010	8/XX/2033	281	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	80802.76	670.37	8.625	4/XX/2010	8/XX/2033	281	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	Curtailment of Income	76091.33	493.72	7.375	12/XX/2016	11/XX/2056	480	No		Yes	Corporate and Escrow Advances	2686	UTD	-194.34					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	3/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	133542.46	611.13	4.625	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	345	UTD					11/XX/2013	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	268.18	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	216009.77	988.52	4.625	9/XX/2017	8/XX/2057	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	79201.96	362.45	4.625	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	83402.32	488.28	6.5	1/XX/2017	5/XX/2056	473	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2007	UTD	125192.32	933.84	7.75	10/XX/2007	9/XX/2033	312	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	228123.18	1564.81	7.875	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	206233.42	820.41	4.625	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	104533.75	478.38	4.625	2/XX/2014	1/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2011	UTD	118174.11	644.11	3.5	10/XX/2011	8/XX/2033	263	No		Yes	Corporate Advances	106.08	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2008	UTD	138900.4	904.31	6.125	7/XX/2008	7/XX/2033	301	No		Yes	Corporate Advances	461.83		-51.19					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	54730.14	326.29	4.25	8/XX/2013	10/XX/2034	255	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	142082.81	961.36	7.75	3/XX/2015	2/XX/2055	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15	UTD	-467.17					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2018			Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	273215.17	884.92	2	8/XX/2010	9/XX/2046	434	No		Yes	Corporate Advances	238.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	158189.31	723.92	4.625	9/XX/2012	8/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	120420.52	717.98	4.75	4/XX/2018	3/XX/2041	276	No		Yes	Corporate Advances	1737.71							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	85104.66	761.35	6.25	6/XX/2018	5/XX/2032	168	No		Yes	Corporate and Escrow Advances	47.5		-986.14					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0						1/XX/2011		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	104699.92	619.34	5.875	4/XX/2017	3/XX/2047	360	No		Yes	Corporate and Escrow Advances	2	UTD	-449.47					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	166311	503.89	4.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	5998		-2053.93					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	11/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	107171.34	488.71	4.6	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	3032.66							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2005	UTD	103439.86	615.99	5.937	12/XX/2005	11/XX/2035	360	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2009	UTD	144653.74	560.38	3.5	6/XX/2009	5/XX/2049	480	No		Yes	Corporate Advances	15	UTD	-1300.87					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	109783.69	312.47	2	12/XX/2010	11/XX/2050	480	No		Yes	Escrow Advances	0	UTD	-52.19		0			Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	82849.31	359.25	4.25	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	19080.24	135.32	5.875	3/XX/2017	2/XX/2037	240	No		Yes	Corporate Advances	80	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	188326.16	861.84	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate Advances	731.46							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	1/XX/2016			Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	306674.71	1281.71	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate and Escrow Advances	959.31						6/XX/2013	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	1739	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	29043.82	231.71	5.75	7/XX/2018	6/XX/2034	192	No		Yes	Corporate and Escrow Advances	67.5	UTD	-1059.81					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	Curtailment of Income	160073.03	729.72	2.375	2/XX/2010	1/XX/2034	288	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	15587.15	107.22	5.5	3/XX/2017	2/XX/2037	240	No		Yes	Corporate Advances	368							Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	126893.14	676.2	5.75	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	1115					15	5/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	65220.29	393.83	6.75	5/XX/2014	12/XX/2053	476	No		Yes	Corporate and Escrow Advances	1822.56							Corporate and Escrow Advances	No									No																				No			No
Chapter 13	11/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	73889.42	356.29	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	725	UTD				68138.47	2/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2013	UTD	198236.75	716.64	2.75	2/XX/2013	8/XX/2049	439	No		Yes	Corporate and Escrow Advances	160	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2012	UTD	156077.97	882.14	3.75	3/XX/2013	2/XX/2034	252	No		Yes	Corporate Advances	2903.5						1/XX/2009	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	152736.37	686.5	5	12/XX/2011	11/XX/2051	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2006	UTD	322240.48	1833.13	5.125	1/XX/2007	2/XX/2034	326	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2018	UTD	162068.38	1246.7	5.625	6/XX/2018	2/XX/2035	201	No		Yes	Corporate and Escrow Advances	82.5		-6393.42					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0		-38.19						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	122747.54	430.64	2	10/XX/2010	12/XX/2042	387	No				0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2006	UTD	279335.82	1676.5	5.75	4/XX/2006	2/XX/2034	335	No		No		0								No									No																				No			No
			3/XX/2010			No								No							Yes	Yes	N/A	9/XX/2010			Yes	Complete	1	Recast / Reamortization	7/XX/2017	UTD	223285.21	1091.81	4	8/XX/2017	3/XX/2046	344	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD		981.46	5.875	1/XX/2016	9/XX/2055	477	No		Yes	Corporate Advances	3591.48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD	-54.78					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	140181.74	771.3	6	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
Chapter 13	5/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	41177.56	146.88	4.125	1/XX/2018	12/XX/2057	480	No		Yes	Corporate and Escrow Advances	1210	UTD	-663.4				7/XX/2018	Corporate and Escrow Advances	No									No																				No			No
Chapter 13	9/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	125924.78	566.11	4.5	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	176	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	100290.66	431.54	4.625	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	590	UTD						Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	189540.86	493.22	2	10/XX/2011	5/XX/2051	476	No		Yes	Corporate Advances	725							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1599.11	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No							Yes	Yes	N/A	7/XX/2014			No														Yes	Corporate Advances	402	UTD						Corporate Advances	No									No																				No			No
Chapter 13	8/XX/2013	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	470	UTD					9/XX/2013	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2007	UTD	42121.08	320.27	5.375	10/XX/2007	4/XX/2024	199	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	153335.17	777.86	5.375	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	889.41							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2012	UTD	63398.66	395.33	4.875	9/XX/2012	4/XX/2034	260	No		No		0	N/A							No									No																				No			No
Chapter 13	2/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	262237.53	861.63	2	11/XX/2012	3/XX/2048	425	No		Yes	Corporate Advances	1225						6/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	8/XX/2016	UTD	51469.22	354.69	4.625	8/XX/2016	4/XX/2034	213	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	430832.98	813.96	2	10/XX/2014	9/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	140738.35	561.21	2	2/XX/2012	8/XX/2037	307	No		No		0								No									No																				No			No
Chapter 11	8/XX/2010	XXX			No	No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	1612.5	UTD					9/XX/2010	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	127953.32	554.83	4.25	5/XX/2015	4/XX/2055	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	86579.38	396.79	4.625	1/XX/2013	10/XX/2052	478	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	Curtailment of Income	265634.09	1110.18	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	5608.47		-1041.54					Corporate Advances	No									No																				No			No
Chapter 11	1/XX/2009	XXX			No	No								No							Yes	No	N/A				Yes	Missing											No		Yes	Corporate and Escrow Advances	630	UTD	-434.21			124981.22	4/XX/2009	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2007	UTD	80095.72	529.99	6.5	2/XX/2008	5/XX/2034	316	No		Yes	Corporate Advances	370	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0		-309.85						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	98875.27	526.89	5.75	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2007	UTD	82634.47	439.65	4.5	5/XX/2007	6/XX/2034	326	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	146928.92	614.07	4	8/XX/2013	7/XX/2053	480	No		No		0						11/XX/2006		No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	143947.06	658.74	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	177383.05	811.76	4.625	2/XX/2014	1/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														No		0						6/XX/2007		No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	385							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	147425.82	601.85	2.75	12/XX/2009	11/XX/2039	360	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	107815.17	390.82	4	5/XX/2013	4/XX/2053	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	Curtailment of Income	231209.76	1019.79	2	11/XX/2012	7/XX/2036	285	No		Yes	Corporate Advances	550	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	45218.42	297.57	7.5	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	Curtailment of Income		752.19	4	8/XX/2016	2/XX/2056	475	No		Yes	Corporate Advances	3575.97	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	236242.42	1351.87	4.625	5/XX/2010	7/XX/2034	291	No		Yes	Corporate Advances	15		-1033.47					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	195351.46	1161.14	6.625	11/XX/2014	10/XX/2054	480	No		Yes	Corporate and Escrow Advances	1							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	65170.66	381.55	6.5	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	125							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	235701.66	1078.64	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	1177	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	23797.27	126.81	5.75	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	484.56	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	86926.67	378.24	2	7/XX/2010	8/XX/2034	290	No		No		0		-291.57						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	84544.21	472.56	6.125	8/XX/2018	7/XX/2058	480	No		Yes	Corporate Advances	130	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2005	UTD	82663.28	686.44	5.75	7/XX/2005	6/XX/2020	180	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	187845.82	695.35	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate and Escrow Advances	840	UTD	-85.94					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2008	UTD	55092.17	243.26	4.375	4/XX/2008	3/XX/2048	480	No		No		0								No									No																				No			No
Chapter 13	5/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	97576.39	579.97	6.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	1150	UTD					5/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	23994.16	158.35	5	7/XX/2015	6/XX/2035	240	No		Yes	Corporate Advances	403.57	UTD	-238					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2005	UTD	73466.23	475.6	6.625	10/XX/2005	9/XX/2034	348	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	Curtailment of Income	104283.86	468.82	4.5	1/XX/2015	12/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	307720.49	1310.11	4.125	6/XX/2018	5/XX/2058	480	No		Yes	Corporate Advances	92.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	185135.95	892.72	5	2/XX/2018	1/XX/2058	480	No		Yes	Corporate and Escrow Advances	7187.71		-177.53					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	Curtailment of Income	394880.86	856.92	2	3/XX/2011	2/XX/2051	480	No		Yes	Corporate Advances	350.47						11/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	152.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	70951.86	315.76	4.625	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	9/XX/2017	UTD	50483.45	450.49	4.625	9/XX/2017	11/XX/2029	147	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	143733.33	500.98	4.625	7/XX/2014	6/XX/2054	480	No		Yes	Corporate and Escrow Advances	950.06							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	Unemployment		116.47	6.75	8/XX/2017	4/XX/2053	429	No		Yes	Corporate and Escrow Advances	15502.05		-794.4					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	279751.53	1325.87	4.875	3/XX/2013	2/XX/2053	480	No		No		0						3/XX/2012		No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	127471.73	505.97	2	6/XX/2012	8/XX/2039	327	No		Yes	Corporate Advances	475							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	165516.39	718.31	2.25	11/XX/2011	12/XX/2034	278	No		Yes	Corporate and Escrow Advances	15635.71							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD		959.17	5.625	7/XX/2014	12/XX/2052	462	No		Yes	Corporate Advances	1075.58	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	324285.22	949	4	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	2709.6		-92.15					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	4/XX/2017	UTD	187745.36	942.08	4	4/XX/2017	7/XX/2044	328	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	5/XX/2013			Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	104511.98	611.87	6.5	5/XX/2016	4/XX/2056	480	No		Yes	Corporate and Escrow Advances	517.5	UTD	-384.54			114004.77	4XX2013	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	16647.52	141.61	6.125	5/XX/2018	4/XX/2033	180	No		Yes	Corporate and Escrow Advances	1145	UTD	-386.24					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2011	UTD	160497.7	485.58	2	1/XX/2012	4/XX/2051	472	No		Yes	Corporate Advances	5759.82							Corporate Advances	No									No																				No			No
			4/XX/2009	4/XX/2009		No								No							Yes	Yes	N/A	4/XX/2009			Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	403521.19	1562.49	2	1/XX/2012	9/XX/2038	321	No		Yes	Corporate Advances	9192.93		-133.43				3/XX/2007	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	Payment Disputes	201051.79	1046.43	3.75	8/XX/2010	1/XX/2035	294	No		No		0		-333.53						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2012	UTD		611.19	4.875	3/XX/2012	1/XX/2035	275	No		Yes	Corporate Advances	2581.23							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2006	UTD	97217.64	848.01	5.5	7/XX/2006	1/XX/2020	163	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	152623.59	637.87	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	150.44							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	158132.37	829.09	5.625	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	17.5		-318.5					Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	237929.82	994.4	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	1.2							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	10/XX/2010			Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	177736.92	615.74	4.625	1/XX/2013	12/XX/2052	480	No		Yes	Escrow Advances	0	UTD	-412.03				6/XX/2010	Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	82202.73	349.32	2	5/XX/2010	3/XX/2035	299	No		Yes	Corporate Advances	564.58	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2013	UTD	180784.66	906.53	2.5	10/XX/2013	3/XX/2035	258	No		Yes	Corporate Advances	3600.06						7/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	249060.04	891.6	3	12/XX/2012	11/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	109765.11	501.21	4.5	7/XX/2018	10/XX/2056	460	No		Yes	Corporate Advances	500	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2XX2012	UTD	128389.21	559.96	4.625	4/XX/2012	3/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Illness - Mortgagor		994.22	4.625	4/XX/2013	10/XX/2052	475	No		Yes	Corporate Advances	3351.84	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	575	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	162704.61	787.83	3.13	8/XX/2010	4/XX/2035	297	No		Yes	Corporate Advances	687.65	UTD						Corporate Advances	No									No																				No			No
Chapter 13	6/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	427395.24	1357.57	3	12/XX/2015	11/XX/2055	480	No		Yes	Corporate and Escrow Advances	2115	UTD	-873.05				4/XX/2016	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	Excessive Obligations	304538.46	924.38	4.25	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	3700						8/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0.2	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	293454.01	1336.41	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	17.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	43355.24	259.94	6	11/XX/2017	10/XX/2047	360	No		Yes	Corporate Advances	343	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	936.52							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Curtailment of Income	333858.38	976.73	4	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	750	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	Curtailment of Income	52224.66	301.11	6.375	10/XX/2012	9/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	359790.78	1335.28	2	12/XX/2010	9/XX/2040	358	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	203918.44	743.01	4.25	5/XX/2013	4/XX/2053	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	167924.65	780.13	2.875	4/XX/2010	6/XX/2035	303	No		Yes	Corporate Advances	2551.51							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	30	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	Curtailment of Income	58959.48	473.78	6.625	5/XX/2018	11/XX/2035	211	No		Yes	Corporate Advances	97.5		-1147.88					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	187343.44	768.48	3.875	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	266	UTD					8/XX/2012	Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	8/XX/2018			Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	143553.92	782.7	4	11/XX/2011	6/XX/2035	284	No		Yes	Corporate Advances	2607.98							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	192637.67	759.4	2	12/XX/2010	5/XX/2038	330	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	314956.59	1043.33	2	3/XX/2011	2/XX/2046	420	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	60839.18	367.07	6.75	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	405	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0		-347.81						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	304788.51	1194.64	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD	207399.03	538.78	2	12/XX/2009	11/XX/2049	480	No		Yes	Corporate Advances	70	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	100991.47	340.88	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	45	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	9/XX/2012			Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	161540.26	700.47	4.25	2/XX/2013	1/XX/2053	480	No		No		0						5/XX/2010		No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	123588.33	521.01	4.625	11/XX/2014	10/XX/2054	480	No		No		0								No									No																				No			No
Chapter 13	4/XX/2015	XXX		11/XX/2016	No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9XX2011	Curtailment of Income	343516.18	1159.5	5	11/XX/2011	10/XX/2051	480	No		Yes	Corporate Advances	700	UTD					9/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	336033.89	712.32	2	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	850	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2008	UTD	85839.98	553.98	6.375	4/XX/2008	6/XX/2035	327	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	421764.08	1211.05	3.875	2/XX/2018	1/XX/2058	480	No		Yes	Corporate and Escrow Advances	1798.67	UTD	-788.36					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	100558.3	610.98	5.5	2/XX/2010	8/XX/2035	307	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	155278.6	710.6	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	298864.48	968.34	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	254789.51	1058.82	4.625	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1092	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	294607.56	1620.97	6	9/XX/2017	8/XX/2057	480	No		Yes	Corporate and Escrow Advances	17.5	UTD	-477.76					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	7/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	361528.09	1431.7	2	10/XX/2011	9/XX/2038	324	No		Yes	Corporate and Escrow Advances	1525	UTD					11/XX/2017	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	314362.72	1625.31	3.625	6/XX/2011	8/XX/2035	291	No		Yes	Corporate Advances	1510	UTD				298770.31	7/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	Curtailment of Income	346131.43	1844.49	5.75	8/XX/2014	7/XX/2054	480	No		No		0	N/A			0				No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	258292.93	667.88	2	11/XX/2011	10/XX/2051	480	No		Yes	Corporate and Escrow Advances	120							Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	Curtailment of Income	264917.54	1023.71	4.625	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	959.25	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	11/XX/2016	UTD	281667.67	895.65	3	2/XX/2017	4/XX/2051	411	No		No		0		-265.47						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Payment Disputes	237878.71	1031.49	4.25	4/XX/2013	3/XX/2053	480	No		No		0		-227.35						No									No																				No			No
Chapter 13	6/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	354736.33	1266.75	3	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	836.05							Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	257308.3	947.23	2	8/XX/2010	9/XX/2040	362	No		Yes	Corporate Advances	1125						4/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	327669.78	1158.14	2	2/XX/2010	12/XX/2041	383	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2012	UTD	186594.77	853.91	4.625	7/XX/2012	6/XX/2052	480	No		Yes	Corporate Advances	2000							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	316554.85	799.66	2	11/XX/2011	10/XX/2051	480	No		Yes	Corporate Advances	1568							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	95							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	181870.86	760.11	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	871							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	181057.47	802.53	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	384827.29	1300.72	2	3/XX/2010	2/XX/2044	408	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	Curtailment of Income	309056.52	1129.48	4	12/XX/2013	7/XX/2053	476	No		Yes	Corporate Advances	1306.3							Corporate Advances	No									No																				No			No
Chapter 7		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD		468.34	3	9/XX/2010	8/XX/2049	468	No		No		0								No									No																				No			No
Chapter 13	1/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Incomplete	1	Bankruptcy Plan	8/XX/2017	Litigation	282091	1326.5	3.875				No		Yes	Corporate and Escrow Advances	5362.5		-1816.89					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	127119.95	531.28	4	8/XX/2015	7/XX/2055	480	No		Yes	Corporate and Escrow Advances	1685							Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	199.06	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	710.64							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	196781.05	837.79	4.125	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	825							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2014	UTD	328481.04	1444.87	2	4/XX/2014	1/XX/2038	286	No		Yes	Corporate Advances	2330							Corporate Advances	No									No																				No			No
Chapter 11	6/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	242321.47	1012.75	4	4/XX/2016	3/XX/2056	480	No		Yes	Corporate Advances	1713.95	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	189	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							Yes	No	N/A				No														Yes	Corporate Advances	2126						10/XX/2012	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	189746.3	774.75	2	8/XX/2010	10/XX/2036	315	No		No		0	N/A							No									No																				No			No
Chapter 11	7/XX/2010	XXX		7/XX/2010	No	No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	4453.38	UTD					11XX2010	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	180074.53	600.79	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate and Escrow Advances	1378					20218.7	6/XX/2014	Corporate and Escrow Advances	No									No																				No			No
Chapter 13	3/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	156141.7	616.64	3.625	1/XX/2017	12/XX/2056	480	No		Yes	Corporate and Escrow Advances	1765		-3269.86					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7XX2010	UTD	188119.83	978.1	3.875	10/XX/2010	10/XX/2035	301	No		Yes	Corporate Advances	1095.76						6/XX/2013	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	523						5/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	270							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	173868.58	781.65	4.5	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	595							Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Incomplete	1	Non-HAMP	2/XX/2007	UTD	128596.52	856.02	6.875	2/XX/2007	10/XX/2035	345	No		Yes	Corporate Advances	1251						3/XX/2010	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Excessive Obligations	51769.03	280.34	5.875	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	275		-736.87					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	4/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	125938.38	822.47	4.875	2/XX/2018	1/XX/2038	240	No		Yes	Corporate Advances	2877.5	N/A			0		7/XX/2017	Corporate Advances	No									No																				No			No
				10/XX/2010		No								No							Yes	Yes	N/A	12/XX/2013			Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	294290.14	1089.42	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2010	UTD	444154.07	1345.01	2	2/XX/2011	1/XX/2051	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	141073.6	458.42	3.875	2/XX/2018	1/XX/2058	480	No		Yes	Corporate and Escrow Advances	10691.47		-98.61				9/XX/2007	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	164779.64	687.87	2	11/XX/2011	4/XX/2037	306	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	153102.43	700.64	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	157661.76	470.9	4.125	11/XX/2015	10/XX/2055	480	No		Yes	Corporate Advances	2715.88		-965				5/XX/2008	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	170097.45	646.26	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	100						3/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	225871.43	979.42	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	207908.67	1107.92	5.75	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	750							Corporate Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD		1566.63	4	4/XX/2014	12/XX/2053	477	No		Yes	Corporate Advances	2043.15	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	226616.62	594.89	2	8/XX/2014	4/XX/2054	477	No		Yes	Corporate and Escrow Advances	2598.12		-336.27				9/XX/2013	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	Curtailment of Income	64825.52	485.2	6.125	5/XX/2018	1/XX/2037	225	No		Yes	Corporate Advances	47.5		-3256.89					Corporate Advances	No									No																				No			No
Chapter 13	1/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	130060.31	670.81	5.5	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	300	UTD					5/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	298754.91	1440.59	5	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	220	UTD						Corporate Advances	No									No																				No			No
			4/XX/2009	5/XX/2009		No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	3/XX/2017	UTD	81214.27	364.47	4	3/XX/2017	2/XX/2051	408	No		No		0								No									No																				No			No
			8/XX/2013			No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	Curtailment of Income	185102.07	616.04	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate and Escrow Advances	1933.75							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	303598.39	1463.94	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	50							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	245517	847.44	2	5/XX/2010	4/XX/2043	396	No				0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	365	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD		1561.81	4.625	8/XX/2013	8/XX/2052	469	No		Yes	Corporate Advances	22581.14							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	134620.67	531.65	3.625	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	4784							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	Curtailment of Income	305986.04	1475.45	5	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	184149.71	657.84	4.625	7/XX/2012	6/XX/2052	480	No		Yes	Corporate Advances	3370.14							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	8/XX/2013			Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	408063.77	840.38	2	1/XX/2012	5/XX/2051	473	No		Yes	Corporate and Escrow Advances	1875		-705.75				4/XX/2013	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	60482.58	334.89	6.05	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	600.75		-2064.81					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	437096.16	1412.82	2.5	11/XX/2011	9/XX/2051	479	No		Yes	Corporate Advances	14588.54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2011	UTD	192678.82	719.5	2	12/XX/2011	6/XX/2041	355	No		Yes	Corporate Advances	44.39							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	96018.93	439.41	4.625	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	2825.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	50484.84	286.62	6.25	10/XX/2014	9/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	313877.84	870.48	2	3/XX/2012	6/XX/2050	460	No		Yes	Corporate Advances	7603.38							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	102353.81	493.55	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	1/XX/2016	UTD		1089.74	4	2/XX/2016	9/XX/2049	404	No		Yes	Corporate Advances	23760.66							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2010	UTD	113444.88	428.07	2	12/XX/2010	1/XX/2040	350	No		Yes	Corporate Advances	1302.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	Curtailment of Income	157031.19	601.73	4.125	7/XX/2015	6/XX/2055	480	No		Yes	Corporate and Escrow Advances	0		-101.42					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	455688.71	1459.76	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	11XX2018			Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	285669.85	1238.72	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	448.63	UTD					8/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	175781.43	1140.56	7.375	7/XX/2013	6/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	331064.77	1808.13	4.5	4/XX/2010	1/XX/2036	310	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	225642.42	947.29	4.625	2/XX/2013	1/XX/2053	480	No				0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	537.5							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	302737.64	1613.25	5.625	10/XX/2009	9/XX/2049	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	2/XX/2011			Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	172038.96	1038.24	5	6/XX/2018	11/XX/2041	282	No		Yes	Corporate Advances	29149.92		-418.78					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2013	UTD	446585.24	1088.48	2	2/XX/2013	1/XX/2053	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	229931.15	672.54	2	6/XX/2011	5/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	136628.67	592.45	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Escrow Advances	0		-20.75					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	86234.8	512.57	6.625	11/XX/2015	10/XX/2055	480	No		Yes	Corporate Advances	465		-959.77					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	2075							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	4837.5	UTD					8/XX/2012	Corporate Advances	No									No																				No			No
Chapter 13	6/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2010	UTD	298795.07	791.48	5	2/XX/2011	1/XX/2051	480	No		Yes	Corporate Advances	650						10/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	222035.84	943.54	2	10/XX/2011	5/XX/2036	296	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	26537.86	752.16	6.125	6/XX/2018	8/XX/2021	39	No		Yes	Corporate Advances	100		-1980.09					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	Curtailment of Income	384098.74	864.7	4.625	9/XX/2012	8/XX/2052	480	No		Yes	Corporate Advances	1793	UTD				3554.75		Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	402219.83	1331.47	4.625	8/XX/2012	7/XX/2052	480	No		Yes	Corporate Advances	18							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	287835.25	1129.54	2	4/XX/2011	11/XX/2038	332	No		Yes	Corporate Advances	1029.27							Corporate Advances	No									No																				No			No
			11/XX/2017	6/XX/2018		No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	UTD	204009.49	454.39	2	9/XX/2012	6/XX/2050	454	No		Yes	Corporate and Escrow Advances	602.03						12/XX/2017	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD		750.52	2	1/XX/2012	9/XX/2039	333	No		Yes	Corporate Advances	5046.41							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2014	Curtailment of Income	117732.18	538.77	4.625	5/XX/2014	4/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	Curtailment of Income		539.94	2	10/XX/2011	9/XX/2049	456	No		Yes	Corporate and Escrow Advances	27893.94	UTD	-41.2					Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	9/XX/2011			Yes	Complete	1	Non-HAMP	12/XX/2013	UTD		1362.84	4.25	2/XX/2014	2/XX/2053	469	No		Yes	Corporate Advances	1248.41	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	190362.17	733.88	2	6/XX/2011	9/XX/2039	340	No		No		0								No									No																				No			No
Chapter 13	6/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	306888.79	757.22	2	10/XX/2015	9/XX/2055	480	No		Yes	Corporate Advances	3162.64						8/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	254280.1	907.24	2	6/XX/2011	11/XX/2042	378	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	251245.45	1211.5	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	152174.17	1022.65	6.625	5/XX/2010	5/XX/2036	313	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	156866.31	717.86	4.625	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2018	UTD	321429.74	194.82	4.5	11/XX/2018	12/XX/2043	302	No		Yes	Corporate and Escrow Advances	297.5		-3441.42					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	197521.18	608.46	4.25	3/XX/2014	12/XX/2052	466	No		Yes	Corporate Advances	11769.12	Yes						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	374909.5	1565.06	2	12/XX/2010	5/XX/2036	306	No		No		0								No									No																				No			No
Chapter 7	7/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	Curtailment of Income	155398.63	532.05	4	7/XX/2013	6/XX/2053	480	No		Yes	Corporate Advances	300							Corporate Advances	No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	221368.67	586.5	2	10/XX/2010	9/XX/2050	480	No		Yes	Corporate Advances	2200						3/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD		760.83	3.125	12/XX/2009	6/XX/2036	319	No		Yes	Corporate Advances	9555.48							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2017	UTD	50242.64	659.56	5.625	9/XX/2017	5/XX/2021	45	No		Yes	Corporate Advances	70							Corporate Advances	No									No																				No			No
Chapter 13	12/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2017	UTD	346918.31	1639.92	4	7/XX/2017	1/XX/2048	367	No		Yes	Corporate Advances	800						2/XX/2018	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	120351.77	385.54	4.625	7/XX/2013	6/XX/2053	480	No		Yes	Corporate Advances	295	UTD					10/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	163715.45	830.52	5.375	9/XX/2009	8/XX/2049	480	No		Yes	Corporate Advances	10							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	85868.58	428.03	3.75	3/XX/2010	6/XX/2036	316	No		No		0		-251.63						No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	272534.32	919.91	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate and Escrow Advances	458.7							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	447928.28	1841.43	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	967.01							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	53301.55	308.03	5	12/XX/2010	6/XX/2036	307	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	6785.85							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	307570.05	908.49	2	9/XX/2014	8/XX/2054	480	No		Yes	Corporate and Escrow Advances	1613.31		-210.94					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	319754.77	1060.97	2	8/XX/2010	6/XX/2045	419	No		Yes	Corporate Advances	11181.2							Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	441821.52	1846.54	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	978.5						7/XX/2014	Corporate Advances	No									No																				No			No
			12/XX/2011			No								No							UTD	No	No		10/XX/2017	No	Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	169973.99	777.85	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate and Escrow Advances	0		-88.34					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	323794.17	936.3	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	202588.69	625.54	2	8/XX/2011	5/XX/2050	466	No		Yes	Corporate Advances	684.57							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	406077.88	1345.18	2	12/XX/2010	11/XX/2045	420	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	Curtailment of Income	361446.46	971.49	2	4/XX/2010	3/XX/2050	480	No		Yes	Escrow Advances	0		-887.89					Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	95		-157.94					Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	202706.72	818.52	4	6/XX/2018	6/XX/2051	397	No		Yes	Corporate and Escrow Advances	950		-534.51				4/XX/2014	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	304071.57	1072.72	2	5/XX/2011	4/XX/2043	384	No		No		0						11/XX/2010		No									No																				No			No
						No								No							No	No	N/A				No														No		0	N/A					8/XX/2013		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	80494.06	485.67	6.75	11/XX/2015	10/XX/2055	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	207684.98	1273.39	5.5	7/XX/2011	7/XX/2036	301	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	245102	889.16	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate and Escrow Advances	236.25		-379.2				8/XX/2011	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	243851.11	523.04	2	10/XX/2011	6/XX/2051	477	No		Yes	Corporate Advances	85							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	Curtailment of Income	394269.27	1263	4.625	3/XX/2014	2/XX/2054	480	No		No		0						12/XX/2009		No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	262736.22	797.48	4.25	11/XX/2012	10/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2018	UTD	408629.04	1902.33	3.625	11/XX/2018	9/XX/2047	347	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	UTD	198715.19	630.88	2	11/XX/2011	3/XX/2047	425	No		Yes	Corporate Advances	4647.47							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	379628.06	1196.25	2	7/XX/2011	2/XX/2049	452	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	353178.33	1791.65	5.375	9/XX/2009	8/XX/2049	480	No		Yes	Escrow Advances	0		-222.12					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	434337.55	1270.68	4	11/XX/2013	10/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	254790.16	812.58	2	9/XX/2010	8/XX/2047	444	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	53581.82	192.27	2	10/XX/2010	12/XX/2041	375	No		Yes	Corporate Advances	2295.86	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	479359.57	1586.75	3	7/XX/2010	6/XX/2040	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2009	UTD		665.39	2	10/XX/2009	9/XX/2037	336	No		Yes	Corporate Advances	901.09							Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	294170.29	1411.08	3.125	8/XX/2011	8/XX/2036	301	No		Yes	Corporate Advances	50						11/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	287179	816.21	2	9/XX/2011	8/XX/2051	480	No		No		0								No									No																				No			No
Chapter 11	8/XX/2009	XXX			No	No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	6946.72	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	214472.61	947.02	4.375	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	125		-1259.37					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	149931.77	1136.98	8	2/XX/2010	7/XX/2036	318	No		No		0		-141.78						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD		1519.76	2	11/XX/2011	1/XX/2043	375	No		Yes	Corporate Advances	11947.21							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	515756.31	2360.25	4.625	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	Curtailment of Income	180431.01	768.18	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Escrow Advances	0		-875.82					Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	292270.11	979.34	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate and Escrow Advances	35		-1347.82					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	UTD	272840	317.97	2	11/XX/2016	10/XX/2056	480	No		Yes	Corporate Advances	6692.41							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	439039.42	1834.91	4	11/XX/2013	10/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD		666.38	3.75	1/XX/2012	7/XX/2036	295	No		Yes	Corporate Advances	1738.97							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	200446.02	837.74	4	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	2790.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	14278.84	90.03	7.125	3/XX/2018	2/XX/2058	480	No		No		0		-155.91						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	11/XX/2016	UTD		711.45	4	12/XX/2016	11/XX/2050	408	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	44191.32	202.23	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate Advances	118.75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	11/XX/2012	UTD	120182.05	471.63	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	541		-88.35					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	2/XX/2016	UTD	131500.71	663.22	4	3/XX/2016	3/XX/2043	325	No		Yes	Corporate Advances	19852.82							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	29130.21	183.68	7.125	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2013	UTD	232850.07	692.81	2	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	4393.72							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	202287.23	633.68	2	4/XX/2011	3/XX/2049	456	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	110045.15	388.23	2	4/XX/2010	3/XX/2042	384	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	227129.98	1095.21	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	816.3							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	3/XX/2011	UTD	398854.6	1315.34	2.5	4/XX/2011	4/XX/2036	301	No		Yes	Corporate Advances	315.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	220626.58	706.76	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	1102.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	313601.74	979.53	2	1/XX/2010	2/XX/2048	458	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	659386.32	1893.35	3.875	3/XX/2018	2/XX/2058	480	No		Yes	Corporate and Escrow Advances	7702.16		-137.23					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	Curtailment of Income	239295.19	1435.07	5.5	6/XX/2010	9/XX/2036	316	No		Yes	Corporate Advances	1339.31							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2013	UTD	133608.7	405.15	2	2/XX/2013	12/XX/2052	479	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
Chapter 13	6/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2012	UTD	220924.59	697.19	2	10/XX/2012	4/XX/2050	451	No		Yes	Corporate Advances	61.9							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	88207.12	307.21	2	2/XX/2010	8/XX/2042	391	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	212722.39	973.48	4.625	9/XX/2012	8/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	101108.38	682.47	4.625	10/XX/2014	1/XX/2033	220	No		Yes	Corporate Advances	6049.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	465							Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	360803.78	1217.85	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	332.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	202802.06	847.59	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	92727.57	567.84	6.875	5/XX/2018	4/XX/2058	480	No		Yes	Corporate and Escrow Advances	3026.25		-1292.05					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	142412.64	480.7	5	9/XX/2011	8/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	346048.6	1319.44	3	1/XX/2011	7/XX/2046	427	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	Curtailment of Income	205762.28	1241.48	6.75	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	380							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2014	UTD	135342.42	437.68	2	7/XX/2014	9/XX/2050	435	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	185885.77	749.2	4.625	7/XX/2012	6/XX/2052	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	349844.31	1600.99	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	26287.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	222892.54	592.14	2	5/XX/2010	4/XX/2050	480	No		Yes	Escrow Advances	0		-425.94					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	56227.26	329.19	6.5	6/XX/2013	5/XX/2053	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	493447.7	2003.87	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
Chapter 13	7/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9XX2011	UTD	340699.33	1583.17	5	11/XX/2011	10/XX/2051	480	No		Yes	Corporate Advances	800						11/XX/2015	Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2014	UTD	264994.06	692.59	2	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	3091	UTD					1/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	147194.72	614.45	2.125	12/XX/2010	11/XX/2036	312	No		Yes	Corporate Advances	17.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	Curtailment of Income	350070.66	1418.23	4.625	9/XX/2012	8/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	416724.9	1334.94	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	4302.94							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	8/XX/2010	UTD	214716.48	650.22	2	11/XX/2010	10/XX/2050	480	No		No		0		-564.65						No									No																				No			No
Chapter 13	11/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	321593.15	1394.49	4.25	6/XX/2017	5/XX/2057	480	No		Yes	Corporate Advances	1056.38						4/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	96998.92	586.47	5.75	8/XX/2010	12/XX/2037	329	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD		418.6	4.625	8/XX/2014	4/XX/2054	477	No		Yes	Corporate Advances	6517.95							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD		771.37	4.625	6/XX/2013	9/XX/2052	472	No		Yes	Corporate Advances	10850.36							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	70596.47	345.52	2	7/XX/2011	4/XX/2032	250	No		Yes	Corporate Advances	125		-203.81					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	46683.75	213.64	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	790							Corporate Advances	No									No																				No			No
Chapter 7	10/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	Curtailment of Income	188937.74	676.37	3	10/XX/2013	9/XX/2053	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	448470.62	1874.33	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	55903.25	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	161551.44	750.55	4.625	8/XX/2018	11/XX/2056	460	No		Yes	Corporate and Escrow Advances	112.5		-72.7					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	255691.96	1170.12	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	797.51							Corporate Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Recast / Reamortization	6/XX/2018	UTD		1590.4	3.875	6/XX/2018	5/XX/2052	408	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	60630.8	277.46	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
Chapter 13	3/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	206677.04	662.07	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate and Escrow Advances	650							Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	259534.6	895.75	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	13251.1						3/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	88856	481.18	5.875	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	332.5							Corporate Advances	No									No																				No			No
Chapter 13	12/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	248788.42	796.97	4.625	7/XX/2012	6/XX/2052	480	No		Yes	Corporate Advances	5132.18							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	278450.09	1236.71	2.75	8/XX/2010	12/XX/2036	317	No		Yes	Corporate Advances	564.19							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	265215.05	705.06	2	6/XX/2011	5/XX/2051	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	165076.39	504.03	2	5/XX/2016	10/XX/2055	474	No		Yes	Corporate and Escrow Advances	380						3/XX/2016	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2011	UTD	305051.03	988.03	2	2/XX/2011	3/XX/2047	434	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	238010.26	867.49	2	1/XX/2011	7/XX/2041	367	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	252219.39	983.15	2	10/XX/2011	4/XX/2039	331	No		Yes	Corporate Advances	80							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	250372.65	1334.2	5.75	9/XX/2013	8/XX/2053	480	No		Yes	Corporate Advances	4862.61							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	323350.22	950.68	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	729.96							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
Chapter 13	8/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	330064.52	1027.61	3	5/XX/2012	1/XX/2040	333	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	11/XX/2013			Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	256216.2	1172.52	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	650	UTD						Corporate Advances	No									No																				No			No
Chapter 11	7/XX/2012	XXX			No	No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	2198	UTD					12/XX/2012	Corporate Advances	No									No																				No			No
			7/XX/2013	10/XX/2016		No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	229018.58	1193.39	4.25	3/XX/2010	12/XX/2036	322	No		Yes	Corporate Advances	200	UTD					9/XX/2013	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	222190.04	785.05	4.625	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	404125.88	1787.22	2.75	7/XX/2010	1/XX/2037	319	No		Yes	Corporate and Escrow Advances	435	UTD	-405.67					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	1/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	239349.63	924.76	2	4/XX/2011	6/XX/2039	339	No		Yes	Corporate Advances	568.73	UTD					5/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	76136.34	574.28	8	1/XX/2010	12/XX/2036	324	No		Yes	Corporate Advances	215	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	86843.52	547.58	7.125	7/XX/2013	6/XX/2053	480	No				0		-254.52						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	397111.12	1659.7	5	10/XX/2011	9/XX/2051	480	No		Yes	Corporate Advances	742.24	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD		1283.14	4.75	11/XX/2011	1/XX/2037	303	No		Yes	Corporate Advances	3452.98	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3XX2010	UTD	385664.03	965.3	2	6/XX/2010	5/XX/2050	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	110818.77	485.97	2.75	3/XX/2010	1/XX/2037	323	No		Yes	Corporate Advances	100.68	UTD					6/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2010	UTD		620.93	3.25	12/XX/2011	2/XX/2037	303	No		Yes	Corporate Advances	1624.39	UTD	-54.64					Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	9/XX/2017			Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	381613.83	1565.37	3.875	3/XX/2018	2/XX/2058	480	No		Yes	Corporate Advances	3935.04	UTD	-780.91				9/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	101659.28	506.55	3.625	5/XX/2011	1/XX/2037	309	No		Yes	Corporate and Escrow Advances	217.5	UTD	-1064.03					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	150701.6	496.77	2	10/XX/2011	12/XX/2046	423	No		Yes	Corporate Advances	460	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Escrow Advances	0	UTD	-1083.43					Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	321106.87	671.35	2	2/XX/2013	10/XX/2052	477	No		Yes	Corporate Advances	2003.07	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	419570.71	1541.46	2	11/XX/2012	1/XX/2043	363	No		Yes	Escrow Advances	0	UTD	-975.97					Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	290332.83	747.64	2	4/XX/2011	3/XX/2051	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2014	UTD	357669.48	808.7	2	11/XX/2014	12/XX/2053	470	No		Yes	Corporate Advances	8137.7	UTD						Corporate Advances	No									No																				No			No
Chapter 13	8/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	370825.94	1120	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	554.1	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	266959.54	774.26	2	1/XX/2011	12/XX/2050	480	No		No		0		-124.73						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2012	UTD	300363.98	808.53	2	7/XX/2012	6/XX/2052	480	No		Yes	Escrow Advances	0	UTD	-1326.92					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD		806.96	4	7/XX/2014	12/XX/2053	474	No				1871.24								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	91169.01	470.21	4.125	5/XX/2010	12/XX/2036	320	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1429	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	208695.98	572.67	2	4/XX/2011	3/XX/2051	480	No		Yes	Corporate Advances	292.45	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD		653.21	2	1/XX/2012	8/XX/2051	476	No		Yes	Corporate Advances	3602.71	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	7/XX/2017			Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	372184.34	1537.25	2.25	4/XX/2010	2/XX/2037	323	No		Yes	Corporate Advances	3228.66	UTD					8/XX/2012	Corporate Advances	No									No																				No			No
Chapter 11	11/XX/2009	XXX	9/XX/2009		No	No								No							Yes	No	N/A				Yes	Missing											No		Yes	Corporate Advances	5025.02	UTD						Corporate Advances	No									No																				No			No
				12/XX/2012		No								No							Yes	Yes	N/A	3/XX/2013			Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	255523.99	1495.98	6.5	4/XX/2014	3/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2011	UTD	148630.49	535.67	5	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	1327.84	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	232399.45	679.9	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate and Escrow Advances	1578.88	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	151810.17	523.06	2	12/XX/2010	12/XX/2043	397	No		Yes	Corporate Advances	465	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	143903.51	436.8	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Escrow Advances	0	UTD					4/XX/2011	Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2013	UTD	408640.33	1707.87	4	9/XX/2013	8/XX/2053	480	No		Yes	Corporate Advances	236.9	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	246118.99	648.25	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2018	UTD	134420.41	417.34	4.5	10/XX/2018	7/XX/2042	286	No		Yes	Corporate Advances	420	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	373448.66	1441.77	5	2/XX/2012	1/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	248630.9	948.19	2	7/XX/2010	3/XX/2039	345	No		No		0	N/A							No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	113448.08	519.17	4.625	11/XX/2012	10/XX/2052	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	111264.63	469.68	5	9/XX/2011	8/XX/2051	480	No		Yes	Corporate Advances	737.5	UTD					6/XX/2011	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	129544.25	577.85	4.625	10/XX/2012	9/XX/2052	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	1/XX/2017	UTD	125196.61	746.59	4	1/XX/2017	6/XX/2037	246	No		Yes	Corporate Advances	2864.37	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	424322.11	985.16	2	3/XX/2017	12/XX/2056	478	No		Yes	Corporate and Escrow Advances	2945.47	UTD	-122.2				11/XX/2010	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	212998.51	807.6	3.875	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	6473.83	UTD					2/XX/2011	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	350841.24	952.72	2	9/XX/2010	8/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	56065.43	1096.41	5.875	2/XX/2018	12/XX/2022	59	No		No		0								No									No																				No			No
Chapter 13	5/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2010	UTD	435493.15	1001.5	2	12/XX/2010	11/XX/2050	480	No		Yes	Corporate Advances	750	UTD					9/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	Excessive Obligations	53216.83	136.36	2	2/XX/2016	1/XX/2056	480	No		Yes	Corporate and Escrow Advances	581.48	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	265581.2	1089.41	3.875	6/XX/2017	5/XX/2057	480	No		Yes	Corporate and Escrow Advances	3744.88	UTD	-845.86					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	323539.25	1165.47	2	4/XX/2011	4/XX/2042	373	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				No												No		Yes	Corporate Advances	348	UTD						Corporate Advances	No									No																				No			No
Chapter 13	12/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	237897.32	961.96	4.625	3/XX/2014	2/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	200761.69	609.38	4.25	12/XX/2015	11/XX/2055	480	No		Yes	Corporate and Escrow Advances	3439.86	UTD			0			Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	130778.73	567.08	4.25	9/XX/2017	8/XX/2057	480	No		No		0		-260.7						No									No																				No			No
Chapter 7	11/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	144282.02	651.59	3	6/XX/2010	4/XX/2037	323	No		Yes	Corporate Advances	395	UTD						Corporate Advances	No									No																				No			No
Chapter 13	5/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	290993.87	1102.67	2	2/XX/2010	1/XX/2039	348	No		Yes	Corporate Advances	1863.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	Curtailment of Income	378937.76	1034.04	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate and Escrow Advances	2146.88	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	98875.91	283.66	2	2/XX/2015	1/XX/2055	480	No		Yes	Corporate and Escrow Advances	492.5	UTD	-1708.28					Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD		1799.71	3.625	2/XX/2012	10/XX/2036	297	No		Yes	Corporate Advances	5584.93	UTD					5/XX/2012	Corporate Advances	No									No																				No			No
Chapter 7	11/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	8/XX/2016	UTD		588.19	4	8/XX/2016	7/XX/2050	408	No		Yes	Corporate Advances	567.5	UTD					12/XX/2016	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	148463.96	487.86	4.625	11/XX/2014	10/XX/2054	480	No		Yes	Corporate and Escrow Advances	914.63	UTD	-147.86					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	Marital Difficulties	141209.6	423.57	2	10/XX/2011	6/XX/2051	477	No		Yes	Corporate Advances	2836.4	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	Curtailment of Income	408485.89	1869.35	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	205	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	295904.2	1337.52	5	9/XX/2011	8/XX/2051	480	No		Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	318104.76	850.89	2	7/XX/2011	6/XX/2051	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	2425	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	254861.27	1087.4	4.625	12/XX/2014	11/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	Excessive Obligations	248370.74	725.3	3.5	4/XX/2017	3/XX/2057	480	No		Yes	Corporate and Escrow Advances	1026	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	135	UTD						Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	12/XX/2016	UTD	192849.56	886.6	4	12/XX/2016	3/XX/2049	388	No		Yes	Corporate and Escrow Advances	1265	UTD	-3148.08					Corporate and Escrow Advances	No									No																				No			No
Chapter 7	7/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	220197.93	843.38	2	10/XX/2011	12/XX/2039	339	No		Yes	Corporate Advances	1068.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	169459.29	964.65	4.915	6/XX/2011	4/XX/2037	311	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	249397.82	896.64	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate and Escrow Advances	2601	UTD				16413.39	10/XX/2014	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	162931.95	466.12	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	120844.61	576	3.5	5/XX/2010	5/XX/2037	325	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	384180.75	1440.33	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	90	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	278402.65	882.53	2	1/XX/2011	4/XX/2048	448	No		Yes	Corporate Advances	481.42	UTD				0	8XX2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	353174.49	1264.31	3	8/XX/2012	7/XX/2052	480	No		Yes	Corporate Advances	35	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	195711.16	831.51	4.625	6/XX/2014	5/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	Curtailment of Income	217803.1	707.67	2	3/XX/2010	2/XX/2046	432	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	2/XX/2016	Excessive Obligations	181923.79	1134.35	4.75	2/XX/2016	4/XX/2037	255	No		No		0		-704.63						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	319107.48	676.98	3	7/XX/2017	6/XX/2057	480	No		Yes	Corporate Advances	1030	UTD	-24.23					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	401244.41	1402.56	2	12/XX/2010	4/XX/2043	389	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	331384.84	1410.86	4.125	7/XX/2018	6/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	388919.81	794.83	2	1/XX/2012	6/XX/2051	474	No		Yes	Corporate Advances	135	UTD						Corporate Advances	No									No																				No			No
Chapter 13	8/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	203154.3	694.63	4.5	7/XX/2015	6/XX/2055	480	No		Yes	Corporate and Escrow Advances	1418.99	UTD	-49.01					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2013	UTD		797.03	2	6/XX/2013	12/XX/2038	307	No		Yes	Corporate Advances	3691.61	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	246113.78	1047.82	4.125	10/XX/2017	9/XX/2057	480	No		Yes	Corporate and Escrow Advances	15	UTD	-349.91					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	189026.77	799.86	4.25	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	28838.24	UTD						Corporate Advances	No									No																				No			No
Chapter 13	5/XX/2017	XXX		5/XX/2017	No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2012	Curtailment of Income	185858.14	803.19	2.125	9/XX/2012	6/XX/2037	298	No		Yes	Corporate Advances	1300	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	301049.21	1305.41	4.25	5/XX/2015	4/XX/2055	480	No		Yes	Corporate and Escrow Advances	9179.23	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	8/XX/2017	UTD	394762.16	1341.58	4.25	11/XX/2017	7/XX/2055	453	No		Yes	Corporate Advances	191	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	514611.17	1992.65	2	7/XX/2010	8/XX/2038	338	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	260047.33	766.28	2	10/XX/2011	6/XX/2051	477	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
Chapter 13	7/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	401617.06	1174.96	4	7/XX/2018	4/XX/2058	478	No		Yes	Corporate Advances	685.3	UTD					9/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	Curtailment of Income	178745.08	603.33	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	335559.67	1160.78	4.625	3/XX/2012	2/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2012	Excessive Obligations	203090.2	1124.91	4.375	12/XX/2012	6/XX/2037	295	No		Yes	Corporate Advances	132.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	309560.36	829.11	2	7/XX/2011	6/XX/2051	480	No		No		0		-236.47						No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	80	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	Curtailment of Income	350442.83	1025.24	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	676.83	UTD				158.66	6/XX/2013	Corporate Advances	No									No																				No			No
Chapter 13	12/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	Curtailment of Income	211498.5	1127.4	4	12/XX/2012	6/XX/2037	295	No		Yes	Corporate Advances	750	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	194101.07	564.99	2	10/XX/2010	9/XX/2050	480	No		Yes	Escrow Advances	0	UTD	-1423.49					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	277142.34	1050.18	2	11/XX/2011	10/XX/2040	348	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	244965.5	940.74	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate Advances	3118.17	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	334632.4	903.92	2	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	60	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	62779.86	384.45	6.875	3/XX/2018	2/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	260164	896.42	2.365	8/XX/2011	6/XX/2047	431	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	146509.9	399.64	2	12/XX/2010	11/XX/2050	480	No		Yes	Corporate Advances	1447.24	UTD					1/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
				6/XX/2009		No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	318777.13	977.39	2	10/XX/2011	12/XX/2050	471	No		Yes	Corporate Advances	375	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	213954.43	1214.7	6.25	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	145	UTD	-3629.7					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2016	UTD		1095.85	4	5/XX/2016	4/XX/2050	408	No		Yes	Corporate Advances	5062.19	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	11/XX/2017	UTD	195512.08	1227.06	4.25	11/XX/2017	5/XX/2037	235	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	314734.93	1302.58	2.375	2/XX/2010	6/XX/2037	329	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	227848.51	647.32	2	7/XX/2011	6/XX/2051	480	No		No		0		-544.63						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	360682.02	1421.84	2	4/XX/2011	9/XX/2038	330	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	349470.6	1816.78	4	10/XX/2017	5/XX/2043	308	No		No		0	N/A			0				No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	367754.22	1531.49	2.125	7/XX/2011	7/XX/2037	313	No		Yes	Corporate Advances	45	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2013	UTD	409801.74	1022.55	2	5/XX/2013	5/XX/2051	457	No		Yes	Corporate Advances	6306.23	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	Curtailment of Income	419383.54	1138.34	2	5/XX/2011	4/XX/2051	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	237103.69	968.81	4.625	8/XX/2013	9/XX/2052	470	No		Yes	Corporate Advances	1665.91	UTD					11/XX/2009	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	189159.37	621.53	2	5/XX/2011	9/XX/2046	425	No		No		17.5						8/XX/2012		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	328472.97	897.49	2	9/XX/2011	8/XX/2051	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2012	UTD	311673.57	904.94	2	6/XX/2012	1/XX/2052	476	No		Yes	Corporate Advances	2437.1	UTD					3/XX/2009	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2018	UTD	219479.29	732.53	4.625	11/XX/2018	2/XX/2053	412	No		Yes	Corporate and Escrow Advances	247.5	UTD	-495.25					Corporate and Escrow Advances	No									No																				No			No
Chapter 7	6XX2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	184070.98	752.25	4	6/XX/2018	5/XX/2058	480	No		Yes	Corporate and Escrow Advances	1986.82	UTD					8/XX/2017	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	356895.68	1083.3	4.25	4/XX/2015	3/XX/2055	480	No		Yes	Corporate and Escrow Advances	6699.5	UTD	-1269.54					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	199.95	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	110377.86	316.14	2	10/XX/2011	4/XX/2050	463	No		Yes	Corporate Advances	5235.4	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	195392.04	621.26	2	9/XX/2011	10/XX/2048	446	No		No		0								No									No																				No			No
Chapter 13	11/XX/2015	XXX		11/XX/2015	No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	162669.04	492.6	3	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	750	UTD					3/XX/2016	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	Curtailment of Income	204501.72	854.69	4	12/XX/2013	11/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	136788.79	648.31	4.875	7/XX/2018	6/XX/2058	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2013	UTD	148769.01	638.8	2	5/XX/2013	11/XX/2037	295	No		Yes	Corporate Advances	4664.65	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	213957.92	596.09	2	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	422.57	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	828772.65	3463.76	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	850	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	220436.21	645.64	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD		764.62	7	4/XX/2013	10/XX/2052	475	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	299007.43	1217.74	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	230	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2016	UTD		391.65	4	5/XX/2016	4/XX/2050	408	No		Yes	Corporate Advances	667.5	UTD						Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2013	UTD	500237.94	1118.51	2	2/XX/2013	1/XX/2053	480	No		Yes	Corporate Advances	1150	UTD					1/XX/2018	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	409157.75	1310.7	4.625	9/XX/2013	8/XX/2053	480	No		Yes	Corporate Advances	815	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	403814.28	1157.2	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	360338.26	1273.6	2	1/XX/2011	11/XX/2042	383	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	232228.57	743.92	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	2719.86	UTD					3/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	120	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2012	UTD	458120.73	2031.45	2.375	10/XX/2012	8/XX/2037	299	No		Yes	Corporate Advances	200	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	325372.65	1055.51	2	10/XX/2011	10/XX/2047	433	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	478170.12	2188.25	4.625	4/XX/2012	3/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	247898.15	1083.28	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	1210	UTD						Corporate Advances	No									No																				No			No
Chapter 7	8/XX/2018	XXX	9/XX/2018		No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	Curtailment of Income	337395.86	987.07	4	11/XX/2013	10/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Curtailment of Income	133356.29	468.62	3.875	3/XX/2018	2/XX/2058	480	No		Yes	Corporate and Escrow Advances	1596.84	UTD	-528.12					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	Curtailment of Income	85437.61	483.55	4.625	11/XX/2012	7/XX/2037	297	No		Yes	Corporate Advances	850	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	Curtailment of Income	355033.74	1711.96	5	11/XX/2011	10/XX/2051	480	No		Yes	Corporate Advances	145.83	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	Curtailment of Income	365750.46	984.33	2	2/XX/2010	1/XX/2050	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	415601.06	1901.91	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	4700.16	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	365398.81	1672.17	4.625	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	1472	UTD	-48.67					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	Curtailment of Income	251613.04	736.11	4	7/XX/2013	6/XX/2053	480	No		No	Corporate Advances	17.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	9/XX/2018	UTD		1522.8	3.5	9/XX/2018	8/XX/2052	408	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	164719.43	470.83	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	81359.15	294.71	4.625	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	275	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	312462.77	935.51	2	4/XX/2014	11/XX/2051	452	No		Yes	Corporate and Escrow Advances	39611.58	UTD	-914.19					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	356758.59	1268.07	2	3/XX/2011	10/XX/2042	380	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	405810.71	1462.51	4.625	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	144801.93	397.38	2	8/XX/2010	7/XX/2050	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	221117.98	646.9	4	5/XX/2013	4/XX/2053	480	No		Yes	Corporate Advances	3887.96	UTD					1/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2013	UTD	318099.13	1068.78	2.5	1/XX/2013	9/XX/2051	465	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	266399.44	791.57	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	7/XX/2010			Yes	Complete	1	Non-HAMP	5/XX/2014	Other	266956.11	855.16	4.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	200	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	140588.51	357.62	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate and Escrow Advances	1112.28	UTD					3/XX/2017	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	11/XX/2016	UTD	354884.16	1722.02	4	11/XX/2016	11/XX/2045	349	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD	230749.75	659.51	2	12/XX/2009	11/XX/2049	480	No		Yes	Corporate Advances	13736.88	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	Curtailment of Income	150853.3	589.42	4.25	12/XX/2012	11/XX/2052	480	No		Yes	Corporate and Escrow Advances	62.5	UTD	-64.73					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2009	UTD	95377.2	315.95	2	10/XX/2009	9/XX/2044	420	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	201406.31	921.69	4.625	4/XX/2013	3/XX/2053	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	8/XX/2014			Yes	Complete	1	HAMP - Active Perm	2/XX/2011	Curtailment of Income	285331.35	1037.91	2	2/XX/2011	9/XX/2041	368	No		Yes	Corporate Advances	50	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	278245.13	893.97	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	49	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	424876.68	1831.27	5	1/XX/2012	12/XX/2051	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	Curtailment of Income	375857.63	648.9	2	3/XX/2010	2/XX/2050	480	No		Yes	Corporate and Escrow Advances	2973	UTD	-778.47					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	117401.4	505.17	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	579.59	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	150566.36	464.25	2	4/XX/2014	2/XX/2053	467	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	165949.26	832.71	4	6/XX/2010	9/XX/2037	328	No		Yes	Corporate Advances	2583.95	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	Curtailment of Income	287468.73	958.87	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	600	UTD					4/XX/2010	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	100109.6	604.02	6.75	2/XX/2016	1/XX/2056	480	No		Yes	Escrow Advances	0	UTD	-279.69					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD		977.96	4.625	7/XX/2013	9/XX/2052	471	No		Yes	Corporate and Escrow Advances	8348.77	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	2XX2012	UTD	222945.95	714.19	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	60	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	266950.47	755.83	2	12/XX/2010	11/XX/2050	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Curtailment of Income	69269.77	424.19	6.875	3/XX/2018	2/XX/2058	480	No		Yes	Corporate Advances	1995	UTD	-393.5					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	109962.07	581.93	4.875	1/XX/2018	12/XX/2047	360	No		Yes	Corporate Advances	125	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	144393.6	362.79	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	2259.95	UTD					7/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2016	UTD	221906.41	1399.29	5	6/XX/2016	1/XX/2038	260	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	67712.16	414.66	5.875	4/XX/2010	8/XX/2037	329	No		Yes	Corporate Advances	1967.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	185914.08	800.11	2.5	3/XX/2011	8/XX/2037	318	No		Yes	Corporate Advances	15	UTD	-69.09					Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	151739.71	752.05	3.875	6/XX/2010	8/XX/2037	327	No		Yes	Corporate Advances	4242.29	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	315237	822.16	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	777.89	UTD					5/XX/2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	2/XX/2016	UTD	263713.36	1589.61	4.5	2/XX/2016	9/XX/2037	260	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	10/XX/2009			Yes	Complete	1	Non-HAMP	3/XX/2013	Curtailment of Income	381208.29	712.49	2	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	67.5	UTD					9/XX/2009	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	194591.56	536.72	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	Curtailment of Income	291863.93	1155.81	2.125	12/XX/2009	10/XX/2037	335	No		Yes	Corporate Advances	20111.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	268337.54	1077.54	2	4/XX/2011	1/XX/2038	322	No		No		0								No									No																				No			No
				12/XX/2011		No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	138850.71	444.8	4.625	8/XX/2013	10/XX/2052	471	No		Yes	Corporate Advances	7117.2	UTD					4/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	257011.86	1052.54	4.625	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	1593.04	UTD						Corporate Advances	No									No																				No			No
Chapter 7	12/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	266027.45	721.4	3.5	5/XX/2017	4/XX/2057	480	No		Yes	Corporate and Escrow Advances	155	UTD	-1533.36					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	243688.23	781.95	2	1/XX/2011	8/XX/2047	440	No		No		0								No									No																				No			No
Chapter 13	11/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	300129	910.99	4.25	2/XX/2013	1/XX/2053	480	No		Yes	Corporate Advances	1165	UTD					12/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	141511.26	786.61	5	2/XX/2010	10/XX/2037	333	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2016	Curtailment of Income		867.05	4	7/XX/2016	6/XX/2050	408	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	Disabled	98670.4	423.17	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate and Escrow Advances	1625.15	UTD	-71.63					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	206168.93	508.23	2	9/XX/2011	8/XX/2051	480	No		Yes	Corporate Advances	295.85	UTD					1/XX/2013	Corporate Advances	No									No																				No			No
Chapter 13	5/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	257408.55	873.19	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	775	UTD					6/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	9/XX/2010	UTD	109629.41	493.11	3	9/XX/2010	9/XX/2037	325	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	273178.82	1267.09	5	12/XX/2011	11/XX/2051	480	No		Yes	Corporate Advances	209.95	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	139202.77	423.27	2	10/XX/2010	6/XX/2050	477	No		Yes	Corporate Advances	496.09	UTD						Corporate Advances	No									No																				No			No
Chapter 13	7/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2012	UTD	211988.31	939.79	2.5	7/XX/2012	11/XX/2037	305	No		Yes	Corporate and Escrow Advances	500	UTD					12/XX/2015	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	449377.18	1161.28	2	3/XX/2010	2/XX/2050	480	No		Yes	Escrow Advances	0	UTD	-1234.22					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	237396.11	988.45	4.625	11/XX/2012	10/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	204324.39	557.91	2	6/XX/2011	5/XX/2051	480	No		No		0								No									No																				No			No
Chapter 13	12/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2011	Curtailment of Income	380582.61	1284.61	5	10/XX/2011	9/XX/2051	480	No		Yes	Corporate and Escrow Advances	0	UTD	-645.39				5/XX/2014	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	86258.49	288.6	2	7/XX/2011	12/XX/2045	414	No		Yes	Corporate Advances	850	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	147255.68	563.11	4.625	8/XX/2012	7/XX/2052	480	No		Yes	Corporate Advances	504.24	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	300727.27	894.79	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate Advances	138	UTD	-199.83					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	244837.75	1120.45	4.625	12/XX/2012	11/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	101865.03	535.3	4.25	7/XX/2011	11/XX/2037	317	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	169246.95	1052.59	5.375	2/XX/2014	10/XX/2037	285	No		Yes	Corporate Advances	1145	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	249843.41	1074.12	5	12/XX/2011	11/XX/2051	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	132990.66	449.46	4	9/XX/2013	8/XX/2053	480	No		Yes	Corporate Advances	2127.12	UTD						Corporate Advances	No									No																				No			No
Chapter 13	7/XX/2018	XXX	8/XX/2018		No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	156637.71	392.09	3	6/XX/2018	5/XX/2058	480	No		Yes	Corporate and Escrow Advances	26514.4	UTD	-614.58				9/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	451486.03	1620.32	4.25	2/XX/2012	9/XX/2039	332	No		No		0						10/XX/2011		No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	Curtailment of Income	125239.67	464.13	4.625	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	926.19	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	21988.91	130.7	6.625	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	46.5	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	9/XX/2017	UTD	201777.01	985.11	4	9/XX/2017	5/XX/2046	345	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	113573.48	675.06	6.625	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	112.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	205971.21	1262.88	5.875	8/XX/2010	11/XX/2037	328	No		Yes	Corporate Advances	13567.24	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	Unemployment	173134.67	772.51	2.25	9/XX/2013	11/XX/2037	291	No		Yes	Corporate Advances	900	UTD					6/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	304525.19	1418.35	4.75	9/XX/2009	8/XX/2049	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	499616.83	1889.32	4.625	9/XX/2012	8/XX/2052	480	No		Yes	Corporate Advances	300	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	545546.07	2280.05	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	250	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	168066.11	499.01	2	12/XX/2010	11/XX/2050	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
			2/XX/2010	2/XX/2010		No								No							No	No	N/A				No														Yes	Corporate Advances	299	UTD					10/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	247701.63	741	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	426472.65	1461.1	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	517.5	UTD					12/XX/2011	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	417878.12	826.43	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate Advances	50	UTD					12/XX/2011	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	138097.89	576.8	4.625	9/XX/2012	8/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	135669.39	775.61	5.25	4/XX/2010	11/XX/2037	332	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	8/XX/2009			Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	304009.91	886.28	2	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	3587.38	UTD					4/XX/2008	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	115358.08	327.37	2	1/XX/2012	12/XX/2050	468	No		Yes	Corporate Advances	2112.32	UTD	-111.63					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	210882.53	653.01	2	9/XX/2011	4/XX/2050	464	No		Yes	Corporate Advances	157.5	UTD	-81.57					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	5/XX/2010	UTD	295268.59	894.15	2	8/XX/2010	7/XX/2050	480	No		Yes	Corporate and Escrow Advances	15	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	312766.93	1508.15	5	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	1293.43	UTD	-790.95					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	UTD	365732.74	847.73	2	8/XX/2012	7/XX/2052	480	No		Yes	Corporate and Escrow Advances	612.97	UTD	-6771.24				2/XX/2015	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	213429.02	714.74	5	2/XX/2011	1/XX/2051	480	No		Yes	Corporate and Escrow Advances	172.5	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	347157.22	935.3	2	7/XX/2011	6/XX/2051	480	No		No		0								No									No																				No			No
Chapter 7	9/XX/2018	XXX		10/XX/2018	No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	189166.76	541.46	3	9/XX/2012	3/XX/2044	379	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	88561.04	405.28	4.625	8/XX/2014	7/XX/2054	480	No		Yes	Corporate Advances	1574.89	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	244065.54	820.99	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	233.59	UTD					8/XX/2010	Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2018	XXX			No	No								No							UTD	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	532158.27	680.26	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate Advances	150	UTD					12/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	252672.07	693.77	2	8/XX/2010	7/XX/2050	480	No		Yes	Corporate Advances	224.45	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	255588.87	656.71	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
Chapter 13	7/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	99248.42	382.6	4.625	2/XX/2013	1/XX/2053	480	No		Yes	Corporate Advances	500	UTD					11/XX/2016	Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	92724.7	567.82	6.875	3/XX/2012	2/XX/2052	480	No		Yes	Corporate and Escrow Advances	904.96	UTD	-3887.58				3/XX/2016	Corporate and Escrow Advances	No									No																				No			No
Chapter 7	12/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	223919.42	755.81	5	8/XX/2011	7/XX/2051	480	No		Yes	Corporate and Escrow Advances	2257.5	UTD	-406.18				2/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	121057.26	553.99	4.625	9/XX/2014	8/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	339204.77	1552.3	4.625	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2011	UTD	162137.25	336.57	2	2/XX/2011	1/XX/2051	480	No		Yes	Escrow Advances	0	UTD	-18.35					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	274195.56	1232.68	4.5	5/XX/2015	4/XX/2055	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	145685.05	382.7	2	3/XX/2010	2/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	170607.69	780.75	4.625	10/XX/2012	9/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	286209.44	1778.59	7	9/XX/2014	8/XX/2054	480	No		Yes	Corporate and Escrow Advances	312	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	337618.47	966.96	2	2/XX/2010	1/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	450335.82	1634.91	2	1/XX/2012	3/XX/2042	363	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	160371.53	918.77	4	6/XX/2018	3/XX/2040	262	No		Yes	Corporate Advances	80	UTD	-279.91					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	224527.82	955.92	4.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	257.5	UTD	-2290.29					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	83156.91	252.41	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate and Escrow Advances	330	UTD	-39.03					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	202313.1	597.68	2	10/XX/2011	5/XX/2051	476	No		No		0								No									No																				No			No
Chapter 13	12/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	159844.37	400.39	3	12/XX/2017	11/XX/2057	480	No		Yes	Corporate and Escrow Advances	2956.84	UTD	-1158.88				2/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	107807.42	791.19	6.5	7/XX/2018	2/XX/2039	248	No		Yes	Corporate Advances	130	UTD	-2210.12					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	Curtailment of Income	84425.11	370.6	5.85	2/XX/2018	1/XX/2058	480	No		No		0		-1604.67						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	414359.82	1455.97	4	6/XX/2013	5/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	425705.14	1176.85	3.625	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	4120	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	12/XX/2016	Curtailment of Income	230164.83	798.56	5	1/XX/2017	11/XX/2049	395	No		Yes	Corporate and Escrow Advances	3374.88	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	289785.55	778.46	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	4354.13	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	422928.97	1420.94	4.625	8/XX/2012	7/XX/2052	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	483746.94	2332.61	5	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	628	UTD					4/XX/2010	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	125934.15	381.36	2	12/XX/2010	11/XX/2050	480	No		Yes	Corporate and Escrow Advances	15	UTD	-94.66					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	Unemployment	150046.49	653.73	4.625	9/XX/2014	8/XX/2054	480	No		No		0								No									No																				No			No
Chapter 13	3/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2010	UTD	425812.24	1396.84	2	12/XX/2011	4/XX/2046	413	No		Yes	Corporate Advances	7399.76	UTD					4/XX/2014	Corporate Advances	No									No																				No			No
Chapter 7	10/XX/2017	XXX	12/XX/2017	12/XX/2018	Yes	No								No							Yes	Yes	N/A	6/XX/2018			Yes	Complete	1	HAMP - Active Perm	9/XX/2012	UTD	339542.22	1051.41	2	9/XX/2012	4/XX/2051	464	No		No		0						7/XX/2018		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	168164.32	636.01	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	50	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	302199.44	1345.95	3	8/XX/2010	1/XX/2038	330	No		Yes	Corporate Advances	165	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	88348.73	404.3	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	1023.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	213851.05	913.61	4.625	5/XX/2012	4/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	Curtailment of Income	157241.25	754.39	4.815	6/XX/2010	1/XX/2048	452	No		Yes	Corporate Advances	480.17	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	181392.96	1184.05	3.625	12/XX/2010	1/XX/2028	206	No		No		0								No									No																				No			No
Chapter 13	11/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	261639.61	870.67	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	2968.32	UTD					8/XX/2014	Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2014			Yes	Complete	1	Recast / Reamortization	7/XX/2016	UTD	96653.19	595.96	4.75	7/XX/2016	2/XX/2038	260	No		Yes	Corporate Advances	1225	UTD					12/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	189287.67	805.03	4.625	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	362357.31	1474.48	5	12/XX/2011	11/XX/2051	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	1581.53	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	345441.83	1000.77	2	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	1152.05	UTD	-222.36					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2008	UTD	178000	1038.76	5.75	3/XX/2008	2/XX/2038	360	No		Yes	Corporate Advances	1285	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	237137.06	839.34	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	425.47	UTD					6/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	255925.77	994.83	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	242.07	UTD					11/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	287863.99	1551.3	4.5	9/XX/2011	2/XX/2038	318	No		Yes	Corporate Advances	658.69	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	167079.01	778.18	4.75	8/XX/2018	7/XX/2058	480	No		Yes	Escrow Advances	0	UTD	-769.42					Escrow Advances	No									No																				No			No
Chapter 13	2/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	413442.9	1252.01	2	1/XX/2011	12/XX/2050	480	No		Yes	Corporate Advances	325	UTD					3/XX/2016	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Excessive Obligations	184742.56	526.68	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2014	UTD	118581.2	379.86	4.625	4/XX/2014	3/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	126268.19	527.72	4	5/XX/2013	4/XX/2053	480	No		Yes	Corporate Advances	455	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2016	UTD	247765.05	854.84	4	4/XX/2016	3/XX/2056	480	No		Yes	Corporate and Escrow Advances	3629.79	UTD	-483.51					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2010	UTD	357867.3	942.9	2	4/XX/2011	3/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	196681.06	567.81	2	4/XX/2011	3/XX/2051	480	No		No		0								No									No																				No			No
Chapter 13	5/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	253049.74	1047.55	2.25	6/XX/2011	3/XX/2038	322	No		No		0	N/A					9/XX/2015		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	346959.35	1621.34	3.5	4/XX/2010	3/XX/2038	336	No		No		0		-294.81						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	358840.23	1642.16	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	3868.15	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	9/XX/2017	UTD		925.99	4	11/XX/2017	10/XX/2051	408	No		Yes	Corporate Advances	32.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	305660.88	1325.41	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate and Escrow Advances	10165.12	UTD	-792.26					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	402382.91	1552.23	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	40	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	340372.44	1335.3	5	2/XX/2012	1/XX/2052	480	No		Yes	Corporate Advances	6862.48	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	8/XX/2016	UTD	274007.06	1776.77	4.375	8/XX/2016	6/XX/2035	227	No				1866.98								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	362408.67	1747.52	5	9/XX/2011	8/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	270168.14	780.56	2	3/XX/2010	2/XX/2050	480	No		Yes	Escrow Advances	0	UTD	-3127.36					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	80774.02	220.8	2	9/XX/2011	8/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	299333.93	1330.59	3	8/XX/2010	2/XX/2038	331	No		Yes	Corporate Advances	197.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	21789.29	64.94	4.125	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	745	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	321233.43	859.19	2	7/XX/2011	6/XX/2051	480	No				0								No									No																				No			No
Chapter 13	7/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	203695.45	1138.56	6.125	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	1150	UTD					11/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	241702.12	724.8	2	12/XX/2011	11/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	246789.28	1085.18	4.625	2/XX/2013	1/XX/2053	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	236299.96	1320.8	6.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	1622.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	Curtailment of Income	230852.35	779.21	5	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	828.86	UTD					1/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	244227.4	634.57	2	4/XX/2011	3/XX/2051	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	137017.24	753.89	6	12/XX/2011	11/XX/2051	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	104337.1	460.57	2.875	1/XX/2011	3/XX/2038	327	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2018	UTD	73315.4	468.98	7.25	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	420	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	Curtailment of Income	216346.91	556.84	2	10/XX/2011	9/XX/2051	480	No		Yes	Corporate Advances	2447.43	UTD					4/XX/2010	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	254818.03	941.17	3.625	12/XX/2012	5/XX/2038	306	No		Yes	Corporate Advances	1706.14	UTD						Corporate Advances	No									No																				No			No
			12/XX/2009	8/XX/2011		No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	Curtailment of Income	138941.68	481.54	4.625	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	300.44	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	3/XX/2011			Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	194824.18	652.33	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate and Escrow Advances	300	UTD	-399.89				9XX2009	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2009	UTD	430281.48	1760.38	2.5	11/XX/2009	4/XX/2038	342	No		Yes	Corporate Advances	390	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2014	UTD	108627.38	485.29	4.625	7/XX/2014	6/XX/2054	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	Curtailment of Income	233754.78	681.08	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	253.36	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	113756.06	606.19	5.75	9/XX/2018	8/XX/2058	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	202652.9	831.28	3.875	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	372.98	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	79762.3	284.35	4.5	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	1241	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	86631.03	396.45	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	165	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	107948.08	314.87	2	10/XX/2011	5/XX/2051	476	No		Yes	Corporate Advances	1712.92	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	84763.01	466.38	6	8/XX/2018	7/XX/2058	480	No		Yes	Escrow Advances	17.5	UTD	-311.51					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	361082.76	1079.82	2	12/XX/2010	11/XX/2050	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2012	UTD	118808.77	423.09	2	12/XX/2012	6/XX/2044	379	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	44966.05	142.12	2	7/XX/2011	12/XX/2048	450	No		No		0								No									No																				No			No
Chapter 13	9/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	Unemployment	312211.35	1117.67	3	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	900	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	186864.47	630.74	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	341.69	UTD					4/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2009	Curtailment of Income	463680.42	1168.93	2	11/XX/2009	10/XX/2049	480	No		Yes	Corporate and Escrow Advances	11464.2	UTD	-1019.68					Corporate and Escrow Advances	No									No																				No			No
						No	On Hold	8/XX/2013						Yes	Forbearance/Workout	6/XX/2012					UTD	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	356790.91	1437.08	4	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	300	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	348101.34	1495.14	2.875	2/XX/2010	6/XX/2038	341	No		Yes	Corporate Advances	350	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	169138.31	596.7	2	3/XX/2010	2/XX/2042	384	No		Yes	Corporate Advances	30	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	1161.91	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	215572.06	641.4	2	10/XX/2010	9/XX/2050	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	167413.24	816.64	3.75	3/XX/2011	6/XX/2038	328	No		Yes	Corporate Advances	357.45	UTD				42.32		Corporate Advances	No									No																				No			No
Chapter 13	5/XX/2015	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	820	UTD					9/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	135	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	180322.18	513.42	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	699.06	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2016	UTD	238084.28	1068.47	4	5/XX/2016	4/XX/2050	408	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	115439.27	408.13	5	2/XX/2012	1/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	274139.59	700.31	2	5/XX/2010	4/XX/2050	480	No		No		0								No									No																				No			No
Chapter 13	3/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	226050.08	1034.47	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	650	UTD						Corporate Advances	No									No																				No			No
				11/XX/2018		No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	10/XX/2018	UTD		596.61	3.625	10/XX/2018	9/XX/2052	408	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	209734.14	804.34	4.25	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	1292.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	648403.96	1861.82	3.875	2/XX/2018	1/XX/2058	480	No		Yes	Corporate and Escrow Advances	2005	UTD	-1655.65				4/XX/2016	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	148019.26	690.44	4.625	7/XX/2018	5/XX/2056	455	No		Yes	Corporate and Escrow Advances	50	UTD	-0.76					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	Curtailment of Income	425796.43	1194.84	2	10/XX/2011	6/XX/2051	477	No		Yes	Corporate Advances	430	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	321209.69	1280.86	2	10/XX/2011	10/XX/2038	325	No		Yes	Corporate Advances	52.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	282.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	Curtailment of Income	91743.02	687.72	2	4/XX/2011	10/XX/2023	151	No		No		0								No									No																				No			No
Chapter 7	7/XX/2018	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	300	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2014	UTD	273427.78	877.38	2	8/XX/2014	3/XX/2051	440	No		Yes	Corporate and Escrow Advances	233	UTD	-669.77					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	Curtailment of Income	177564.87	728.37	3.875	4/XX/2016	3/XX/2056	480	No		Yes	Corporate Advances	3053.18	UTD					4/XX/2016	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	183553.12	506.92	2	8/XX/2011	7/XX/2051	480	No		No		0						11/XX/2009		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	212662.87	888.8	4	6/XX/2013	5/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	810	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	74744.63	388.57	4	1/XX/2013	8/XX/2038	308	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	527.5	UTD	-3319.59					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	322212.34	1068.97	4.625	2/XX/2013	11/XX/2052	478	No		Yes	Corporate Advances	2765.45	UTD						Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	211862.86	885.46	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	300	UTD					1XX2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	201489.13	842.1	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	505	UTD					5/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	118468.64	658.01	2.125	8/XX/2010	8/XX/2028	217	No		Yes	Corporate Advances	1353.4	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	268609.31	1092.42	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	1298.67	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Marital Difficulties	78668.56	503.22	7.25	4/XX/2018	2/XX/2058	479	No		Yes	Corporate and Escrow Advances	1145.67	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	181373.84	1013.79	6.125	1/XX/2013	12/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	256475.99	1050.83	5	10/XX/2011	9/XX/2051	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	938	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	Curtailment of Income	266514.86	768.21	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	556.2	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	201694.42	688.13	4.25	3/XX/2013	2/XX/2053	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	5/XX/2016			Yes	Complete	1	Non-HAMP	12/XX/2016	Curtailment of Income	298615.46	1540.17	5.5	12/XX/2016	11/XX/2056	480	No		Yes	Corporate and Escrow Advances	1993.66	UTD	-393.37				2/XX/2013	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	171388.74	549.03	4.625	4/XX/2012	3/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	337646.95	1528.3	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	1086.94	UTD	-97.81					Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Disabled	128116.1	500.5	4.25	4/XX/2013	3/XX/2053	480	No		No		0	N/A							No									No																				No			No
						No								No							Yes	Yes	N/A	3/XX/2018			No														Yes	Corporate Advances	781	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	215998.44	861.09	2.375	3/XX/2010	1/XX/2039	347	No		Yes	Corporate Advances	325	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	0	UTD	-207.39					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	383196.1	1542.46	3.75	9/XX/2016	8/XX/2056	480	No		Yes	Corporate and Escrow Advances	522.5	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	78903.55	400.27	5.375	9/XX/2016	8/XX/2056	480	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	150	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	46895.52	194.72	4.625	11/XX/2012	10/XX/2052	480	No				0		-134.65						No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	139710.41	609.04	4.625	9/XX/2012	8/XX/2052	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	Curtailment of Income	89279.69	546.72	6.875	1/XX/2018	12/XX/2057	480	No		Yes	Corporate and Escrow Advances	140	UTD	-220.82					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2017	UTD	377542.69	1915.25	5.375	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	130	UTD						Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	258542.02	1225.35	4.875	7/XX/2017	6/XX/2057	480	No		Yes	Corporate and Escrow Advances	1000	UTD	-1336.22				6/XX/2015	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	1107	UTD	-1477.1					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	62285.26	359.12	6.375	8/XX/2014	7/XX/2054	480	No		Yes	Corporate Advances	850	UTD						Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	320952.97	986.83	2	1/XX/2011	1/XX/2050	469	No		Yes	Corporate Advances	668	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	No	N/A				No														Yes	Corporate Advances	1774.62	UTD					7/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	132681.68	596.49	4.5	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	1066.1	UTD	-248.11					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	149551.03	631.53	4.625	12/XX/2014	11/XX/2054	480	No		Yes	Corporate and Escrow Advances	425	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	117104.05	564.67	5	7/XX/2018	2/XX/2058	476	No				3581.56		-623.67						No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Bankruptcy Plan	5/XX/2010	Litigation	100000	599.55	6	5/XX/2010	4/XX/2040	360	No		No		0	N/A							No									No																				No			No
Chapter 7	1/XX/2018	XXX	1/XX/2018	9/XX/2018	No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	167903.29	768.37	4.625	9/XX/2016	8/XX/2056	480	No		Yes	Escrow Advances	300	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	140	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	88913.86	414.12	4.75	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	700	UTD						Corporate Advances	No									No																				No			No
Chapter 7	10/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD		618.2	4.25	5/XX/2013	12/XX/2052	476	No		Yes	Corporate Advances	4799.1	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	260121.09	1232.83	4.875	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	125	UTD						Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2016	UTD	121002.25	573.49	4.875	10/XX/2016	9/XX/2056	480	No		Yes	Corporate Advances	755	UTD	-730.14				7/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	241379.74	860.51	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	480	UTD					11/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	316893.79	1333.08	4.25	1/XX/2013	12/XX/2052	480	No		No		0								No									No																				No			No
Chapter 13	6/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	187375.98	812.5	4.25	11/XX/2017	10/XX/2057	480	No		Yes	Corporate and Escrow Advances	827.5	UTD	-323.46					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	Curtailment of Income	344017.76	1630.46	4.875	7/XX/2018	6/XX/2058	480	No		Yes	Escrow Advances	0	UTD	-1375.47					Escrow Advances	No									No																				No			No
Chapter 13	11XX2017	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	764.99	UTD				57867.11	4/XX/2018	Corporate Advances	No									No																				No			No
			8/XX/2017	8/XX/2017		No								No							N/A	No	N/A				No														Yes	Corporate Advances	1149.67	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	270075.92	1280.02	4.875	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	492.5	UTD					7/XX/2018	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	92395.93	588.31	5.375	7/XX/2018	2/XX/2041	272	No		Yes	Corporate and Escrow Advances	80	UTD	-809.42					Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	9/XX/2014			No														Yes	Corporate Advances	2265	UTD	-7.71				1/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2018	UTD	349256.66	2067.95	5.25	6/XX/2018	9/XX/2039	256	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	153586.54	779.13	5.375	11/XX/2014	10/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2012	Curtailment of Income	354757.39	1669.98	3.375	2/XX/2012	1/XX/2039	324	No		Yes	Corporate Advances	92.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	111612.97	528.99	4.875	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	156	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1052.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	42552.34	215.86	5.375	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	112	UTD	-2796.85					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	Curtailment of Income	335339.87	1589.33	4.875	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	375	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	201800.47	805.14	4.25	11/XX/2013	12/XX/2052	470	No		Yes	Corporate and Escrow Advances	3295.08	UTD						Corporate and Escrow Advances	No									No																				No			No
Chapter 13	4/XX/2014	XXX	6/XX/2014		No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	223611.06	626.29	2	2/XX/2016	1/XX/2056	480	No		Yes	Corporate Advances	550	UTD					9/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	32464.46	320.7	5.25	5/XX/2018	6/XX/2029	134	No		Yes	Corporate and Escrow Advances	30	UTD	-576.74					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	162915.17	826.46	5.375	9/XX/2017	8/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Escrow Advances	0	UTD	-1560.72					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	308657.39	1242.34	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	32.5	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	106961.15	533.59	5.25	7/XX/2014	6/XX/2054	480	No		Yes	Corporate & Escrow Advances	650	UTD					5/XX/2015	Corporate & Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	210649.85	827.78	4.25	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	100	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	72599.51	308.45	4.125	11/XX/2017	10/XX/2057	480	No		Yes	Corporate and Escrow Advances	400	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Disabled	76798.67	490.13	5.25	8/XX/2018	8/XX/2040	265	No		Yes	Corporate Advances	472.5	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	34432.99	189.46	6	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	702.5	UTD	-187.98					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	11/XX/2013	XXX	12/XX/2013		No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	310448.59	1169.34	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	500	UTD					1/XX/2014	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	227447.88	841.34	3	6/XX/2013	5/XX/2048	420	No		Yes	Corporate Advances	1294.2	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	77843.07	368.94	4.875	1/XX/2018	12/XX/2057	480	No		Yes	Corporate and Escrow Advances	125	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	74717.8	373.05	4.375	7/XX/2016	6/XX/2046	360	No		Yes	Corporate Advances	155	UTD						Corporate Advances	No									No																				No			No
Chapter 7	9/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	205029.48	513.78	3	12/XX/2012	11/XX/2052	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	Unemployment	278777.9	1210.31	4.625	12/XX/2014	11/XX/2054	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2016	UTD	356629.4	1276.68	3	2/XX/2016	1/XX/2056	480	No		Yes	Corporate and Escrow Advances	145	UTD	-638.56					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	194195.38	840.34	4.625	7/XX/2014	6/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	278477.29	1368.35	5.125	9/XX/2012	12/XX/2039	328	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	126218.9	787.04	5.125	6/XX/2018	12/XX/2040	271	No		Yes	Corporate Advances	115	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	112735.35	525.07	4.75	8/XX/2017	7/XX/2057	480	No		Yes	Corporate & Escrow Advances	957.15	UTD					3/XX/2014	Corporate & Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1173.75	UTD						Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	219747.85	918.41	4	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	250	UTD						Corporate Advances	No									No																				No			No
						No	Closed - Not Complete	6/XX/2018	4/XX/2017 12:00:00 AM		Yes			No		3/XX/2017				7/XX/2018		N/A	N/A				No														Yes	Corporate Advances	175.66	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	123181.69	784.33	5.375	5/XX/2018	12/XX/2040	272	No		Yes	Corporate and Escrow Advances	95	UTD	-834.43					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	129679.88	556.29	4.25	3/XX/2016	2/XX/2056	480	No		No		0						10/XX/2015		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	121266.44	615.18	5.375	7/XX/2017	6/XX/2057	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	51336.78	234.93	4.625	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	435	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0.3	UTD						Corporate Advances	No									No																				No			No
Chapter 13	7/XX/2014	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	1876	UTD					9/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	50294.37	325.01	4.75	2/XX/2018	1/XX/2038	240	No		Yes	Corporate and Escrow Advances	240	UTD	-1048.08					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	100380.87	1364.92	5	6/XX/2018	9/XX/2025	88	No				115		-1695.79						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	222014.63	1016	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
Chapter 7	11/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	178109.54	744.39	4	5/XX/2018	4/XX/2058	480	No		Yes	Escrow Advances	0	UTD	-237.24					Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	265067.65	1278.15	5	3/XX/2018	2/XX/2058	480	No		Yes	Corporate and Escrow Advances	95	UTD	-1011.55					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	64856.46	422.44	5.5	8/XX/2018	9/XX/2040	266	No		Yes	Corporate and Escrow Advances	545	UTD	-1229.87					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	217752.59	905.99	4.125	7/XX/2018	6/XX/2058	480	No				561		-2740.77						No									No																				No			No
Chapter 13	7/XX/2014	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	245188.63	758.91	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	1250	UTD					9/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	151228.73	643.85	4.125	12/XX/2017	11/XX/2057	480	No		No		0		-123.11						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	86103.56	607.51	4.75	8/XX/2018	12/XX/2035	209	No		Yes	Corporate Advances	150	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	205616.09	1043.08	5.375	1/XX/2018	12/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	75711.67	456.76	4.875	6/XX/2018	5/XX/2041	276	No		Yes	Corporate and Escrow Advances	82.5	UTD	-3723.09					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	415	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	58063.66	314.43	5.875	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	1712.5	UTD	-241.82					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	166253.19	2067.35	4.75	6/XX/2018	6/XX/2026	97	No		Yes	Corporate Advances	95	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	184424.43	975.99	4.875	3/XX/2017	2/XX/2047	360	No		No		0		-281.99						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	70946.66	294.52	4.375	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	125	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	205651.95	991.65	5	4/XX/2017	3/XX/2057	480	No		Yes	Corporate and Escrow Advances	325	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	9/XX/2015			No														Yes	Corporate Advances	0	UTD					10/XX/2014	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	17.5	UTD	-138.7					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	17.5	UTD						Corporate Advances	No									No																				No			No
			9/XX/2017			No								No							No	No	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	200936.14	903.33	4.5	7/XX/2018	6/XX/2058	480	No		Yes	Corporate Advances	7.8	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	356417.12	1517.43	4.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	97.5	UTD	-1109.72					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	147398.32	616.03	4	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	650	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	Curtailment of Income	64852.72	372.27	4.5	5/XX/2018	11/XX/2041	283	No		Yes	Corporate Advances	237.5	UTD	-1552.55					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	Curtailment of Income	205910.32	975.91	4.875	10/XX/2017	9/XX/2057	480	No		No		0		-401.44						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	85477.2	384.27	4.5	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	420	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	207.66	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	290009.99	1234.71	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Corporate and Escrow Advances	410	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	126298.94	555.45	4.625	11/XX/2014	10/XX/2054	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	114526.95	533.42	4.75	1/XX/2018	12/XX/2057	480	No		Yes	Corporate and Escrow Advances	0	UTD	-458.34					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	7/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	257193.66	1115.24	4.25	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	1450	UTD					9/XX/2018	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	230.8	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	32478	872.26	4.25	8/XX/2018	11/XX/2021	40	No		Yes	Corporate Advances	115	UTD	-293.78					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	216499.95	990.76	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	110996.23	535.22	5	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	17.5	UTD	-1284.41					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	99579.48	447.67	4.5	11/XX/2014	10/XX/2054	480	No		Yes	Corporate and Escrow Advances	15	UTD	-939.37					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	1329.5	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	235046.84	1489.88	5.5	9/XX/2018	1/XX/2042	281	No		Yes	Corporate Advances	247.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	289143.39	1299.88	4.5	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	535	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	117053.31	564.43	5	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	95	UTD						Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	Unemployment	65117.26	308.62	4.875	8/XX/2014	7/XX/2054	480	No		Yes	Corporate Advances	442.5	UTD					7/XX/2015	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	745	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	95363.55	436.41	4.625	9/XX/2017	8/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	395	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	81964.99	388.47	4.875	11/XX/2017	10/XX/2057	480			Yes	Corporate and Escrow Advances	249	UTD	-135.66					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	7/XX/2016	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	1130	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	67.27	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	Curtailment of Income	178079.57	1043.01	4	6/XX/2018	6/XX/2039	253	No		Yes	Corporate Advances	737.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2018	UTD	84675.21	394.38	4.75	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	0	UTD	-2669.52					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	158168.45	749.64	4.875	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	181436.52	845.05	4.75	4/XX/2017	3/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	178909.14	775.79	4.25	12/XX/2017	11/XX/2057	480	No		Yes	Corporate and Escrow Advances	110	UTD	-52.95					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	299043.93	1296.71	4.25	4/XX/2018	3/XX/2058	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	203149.43	880.9	4.25	9/XX/2017	8/XX/2057	480	No		Yes	Corporate Advances	240	UTD						Corporate Advances	No									No																				No			No
Chapter 13	9/XX/2018	XXX	10/XX/2018		No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	Excessive Obligations	130685.78	602.34	3.5	10/XX/2014	5/XX/2043	344	No		Yes	Corporate Advances	155	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	163526.62	936.18	4.875	6/XX/2018	10/XX/2043	305	No		Yes	Corporate and Escrow Advances	117.5	UTD	-1396.34					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	Excessive Obligations	299993.96	1348.66	4.5	5/XX/2017	4/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	111144	538.66	4.125	7/XX/2017	6/XX/2047	360	No		Yes	Corporate and Escrow Advances	390	UTD	-658.59					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	61875.49	339.25	4.125	7/XX/2018	12/XX/2042	294	No		Yes	Corporate and Escrow Advances	50	UTD	-1028.54					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	3/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	78573.44	359.58	4.625	11/XX/2014	10/XX/2054	480	No		No		0	N/A					5/XX/2017		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	195752.08	1066.43	4.375	9/XX/2018	12/XX/2043	304	No		Yes	Corporate Advances	135	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	81022.83	868.65	4.5	9/XX/2018	3/XX/2028	115	No		Yes	Corporate and Escrow Advances	115	UTD	-2882.7					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	11/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	68048.51	289.71	4.125	7/XX/2018	6/XX/2058	480	No		Yes	Corporate and Escrow Advances	300	UTD	-772.39					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	134769.61	584.39	4.25	4/XX/2016	3/XX/2056	480	No		Yes	Corporate Advances	376	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	96177.59	418.38	4.625	7/XX/2014	6/XX/2054	480	No		Yes	Corporate and Escrow Advances	315	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	Curtailment of Income	238817.29	1054.52	4.375	11/XX/2017	10/XX/2057	480	No		No		0								No									No																				No			No
Chapter 7	11/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	221187.77	869.14	4.625	5/XX/2014	4/XX/2054	480	No		No		0	N/A							No									No																				No			No
Chapter 7	12/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	11/XX/2018	Curtailment of Income	37469.99	387.68	3.5	11/XX/2018	5/XX/2028	115	No		Yes	Corporate and Escrow Advances	0	UTD	-452					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	Curtailment of Income	45849.94	195.2	4.125	7/XX/2017	6/XX/2057	480	No		Yes	Corporate Advances	265	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	352029.47	1498.75	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Corporate and Escrow Advances	1127	UTD	-604.6					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	625	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2018	UTD	50993.98	515.5	4.25	6/XX/2018	7/XX/2028	122	No		Yes	Corporate Advances	145	UTD	-1171.44					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	Curtailment of Income	43733.45	181.94	4.125	1/XX/2018	12/XX/2057	480	No		Yes	Corporate Advances	1845	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	253210.79	1097.97	4.25	1/XX/2018	12/XX/2057	480	No		Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	571436.22	2523.23	4.375	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	3178.25	UTD	-278.71					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	865	UTD	-1138.08					Corporate and Escrow Advances	No									No																				No			No
Chapter 7	10/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Curtailment of Income	93426.28	390.79	4	3/XX/2018	1/XX/2058	479	No		Yes	Corporate and Escrow Advances	420	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	219556.25	987.04	4.5	5/XX/2015	4/XX/2055	480	No		Yes	Corporate and Escrow Advances	532	UTD	-1699.65					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	4/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	171836.15	704.87	3.875	12/XX/2014	11/XX/2054	480	No		Yes	Corporate Advances	1250	UTD					8/XX/2016	Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2016	UTD	258366.97	1079.81	4	1/XX/2016	12/XX/2055	480	No		Yes	Corporate Advances	1150	UTD					7/XX/2017	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	162.04	UTD	-565.58					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	8/XX/2016	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	665	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	Curtailment of Income	324070.26	1364.95	4.125	12/XX/2017	11/XX/2057	480	No		No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	1/XX/2018			Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	158476.34	608.61	3.75	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	791	UTD					1/XX/2017	Corporate and Escrow Advances	No									No																				No			No
Chapter 13	7/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	Curtailment of Income	111809.02	484.83	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	1660	UTD					8/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	175726.62	761.99	4.25	4/XX/2015	3/XX/2055	480	No		Yes	Corporate Advances	375	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	Curtailment of Income	81391.26	352.93	4.25	7/XX/2017	6/XX/2057	480	No		Yes	Corporate and Escrow Advances	3093.45	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	126552.29	708.24	4.75	9/XX/2018	7/XX/2044	311	No		Yes	Corporate and Escrow Advances	137.5	UTD	-553.68					Corporate and Escrow Advances	No									No																				No			No
Chapter 13	12/XX/2017	XXX	1/XX/2018		No	No								No							No	No	N/A				No														Yes	Corporate Advances	650	UTD					12XX2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	59323.29	335.78	4.875	6/XX/2018	5/XX/2044	312	No		Yes	Corporate and Escrow Advances	47.5	UTD	-242.31					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	58030.94	426.8	4.625	7/XX/2018	7/XX/2034	193	No		Yes	Corporate and Escrow Advances	192.5	UTD	-188.04					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	25.45	UTD	-103.05					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	69146.64	322.06	4.75	8/XX/2018	7/XX/2058	480	No		Yes	Corporate and Escrow Advances	17.5	UTD						Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	319876.48	1361.86	4.125	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	208.33	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	272.32	UTD					2/XX/2017	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	68435.15	379.92	4.75	9/XX/2018	12/XX/2044	316	No		Yes	Corporate Advances	175	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	150	UTD						Corporate Advances	No									No																				No			No
Chapter 13	8/XX/2018	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	Curtailment of Income	186858.64	825.09	4.375	4/XX/2018	3/XX/2058	480	No		Yes	Corporate and Escrow Advances	600	UTD					10/XX/2018	Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	198124.31	1116.1	4.875	9/XX/2018	11/XX/2044	315	No		Yes	Corporate Advances	52.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate and Escrow Advances	205	UTD	-1495.86					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	83166.94	409.13	4.25	5/XX/2017	4/XX/2047	360	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	66464.5	777.52	4.25	5/XX/2018	10/XX/2026	102	No		Yes	Corporate and Escrow Advances	97.5	UTD	-3380.21					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
Chapter 13	7/XX/2016	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	600	UTD					10/XX/2016	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	128541.99	557.38	4.25	6/XX/2017	5/XX/2057	480	No		Yes	Corporate and Escrow Advances	15	UTD	-247.79					Corporate and Escrow Advances	No									No																				No			No
			9/XX/2009			No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/1999	UTD	48594.41	377.96	8.625	1/XX/2000	12/XX/2029	360	No		Yes	Corporate and Escrow Advances	865	UTD	-5.87					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	132204.71	605.01	4.625	4/XX/2012	3/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	7/XX/2003	UTD		465.38	5	8/XX/2003	7/XX/2030	324	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	7/XX/2004	UTD		380.38	6.375	8/XX/2004	9/XX/2030	314	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2018	UTD	129978.57	670.39	5.5	10/XX/2018	9/XX/2058	480	No		Yes	Corporate and Escrow Advances	4736	UTD	-5125.09					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	161808.06	592.09	2	7/XX/2011	11/XX/2041	365	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	UTD	386767.35	1646.65	4.125	9/XX/2015	8/XX/2055	480	No		Yes	Corporate and Escrow Advances	2298.04	UTD	-55.17					Corporate and Escrow Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0		-171.68						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	61497.66	291.47	4.875	8/XX/2009	7/XX/2049	480	No				0								No									No																				No			No
						No								No								N/A	N/A				No														No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	162785.36	938.58	6.375	7/XX/2018	6/XX/2058	480	No				0		-2680.69						No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	Curtailment of Income	238149.4	677.85	2	12/XX/2010	11/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	56370.06	303.78	4.5	4/XX/2010	9/XX/2036	318	No		Yes	Corporate Advances	125	UTD						Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	55883.41	317.27	6.25	7/XX/2014	11/XX/2053	473	No		Yes	Corporate Advances	1066.25	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	66799.73	517.21	6.25	9/XX/2018	7/XX/2036	215	No		Yes	Corporate and Escrow Advances	227.5	UTD	-99.56					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2016	Curtailment of Income	263348.34	1289.71	4	7/XX/2016	1/XX/2045	343	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	11/XX/2011	UTD	90662.87	413.12	5	12/XX/2011	11/XX/2051	480	No		Yes	Escrow Advances	0	UTD						Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Curtailment of Income	64768.08	231.88	4.25	4/XX/2013	3/XX/2053	480	No		No		0	N/A							No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	186891.19	935.95	5	6/XX/2018	2/XX/2054	429	No		Yes	Corporate Advances	97.5	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	221396.08	1023.35	3.25	8/XX/2010	9/XX/2037	326	No		No		0	N/A							No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	Curtailment of Income	129102.86	653.74	4.125	2/XX/2010	8/XX/2037	331	No		Yes	Escrow Advances	0	UTD	-3.88					Escrow Advances	No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	Curtailment of Income	174881.95	623.7	3.5	5/XX/2017	4/XX/2057	480	No		Yes	Corporate Advances	215	UTD					5/XX/2012	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	UTD	137558.15	536.78	5	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	35	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	12/XX/2013			Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	338162.51	1142.99	2	8/XX/2010	7/XX/2044	408	No		Yes	Corporate Advances	825	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	400452.08	1832.59	4.625	4/XX/2014	3/XX/2054	480	No		Yes	Corporate Advances	231.98	UTD	-1489.61					Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	108824.63	524.75	5	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0		-169.7						No									No																				No			No
						No								No							Yes	Yes	N/A	6/XX/2013			Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	113564.14	421.99	4	1/XX/2014	12/XX/2053	480	No		No		0						6/XX/2013		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	UTD	232654.04	693.36	4.125	9/XX/2015	8/XX/2055	480	No		Yes	Corporate and Escrow Advances	732.5	UTD	-696.84					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	30	UTD						Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15	UTD						Corporate Advances	No									No																				No			No
						No								No							Yes	Yes	N/A	10/XX/2017			Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	307606.61	1004.58	4	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	325	UTD	-328.95				1XX2013	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	754709.57	2003.62	2	5/XX/2011	4/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	127604.98	735.74	6.375	6/XX/2016	5/XX/2056	480	No		Yes	Corporate and Escrow Advances	200	UTD	-793.7					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	93861.3	385.02	3.875	5/XX/2017	4/XX/2057	480	No		Yes	Corporate and Escrow Advances	2273.59	UTD	-494.3					Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	203.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	125898.86	782.37	7	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	75707.94	320.89	2	2/XX/2010	1/XX/2035	300	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	115779.18	370.89	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	1155.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	115047.35	463.1	3.75	8/XX/2016	7/XX/2056	480	No		Yes	Corporate Advances	270							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	185736.17	1432.7	9	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	89.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	Curtailment of Income	31006.9	221.43	8.25	7/XX/2018	6/XX/2058	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	38125.26	286.77	8.75	6/XX/2018	5/XX/2058	480	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	24138.78	190.86	9.25	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2004	UTD	61701.63	400.2	6.75	1/XX/2005	12/XX/2034	360	Yes	6/XX/2017	Yes	Corporate Advances	238							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No												No		Yes	Corporate Advances	405							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	84627.01	279.06	4.625	4/XX/2012	3/XX/2052	480	Yes	6/XX/2017	Yes	Corporate Advances	1311.24							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
Chapter 13	5/XX/2017				No	No								No							No	No	N/A				No														Yes	Corporate Advances	3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	88755.08	406.17	4.625	2/XX/2012	1/XX/2052	480	No		Yes	Corporate Advances	115.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	69398.72	203.03	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	41538.87	410.06	8.25	8/XX/2018	1/XX/2033	174	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	97830.12	671.06	7.875	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	85262.9	514.44	6.75	8/XX/2016	7/XX/2056	480	No		Yes	Corporate Advances	-1632.56							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	63881.63	209.22	2	4/XX/2010	10/XX/2045	427	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	Curtailment of Income	174108.4	1050.49	6.75	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
UTD					No	No								No							No	No	N/A				No														No		0						11/XX/2015		No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	53602.5	367.69	7.875	2/XX/2017	1/XX/2057	480	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	50697.73	182.98	2	1/XX/2010	12/XX/2040	372	No		Yes	Corporate Advances	1448.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	Curtailment of Income	65086.23	295.23	2	8/XX/2011	6/XX/2034	275	No		Yes	Corporate Advances	859							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	4/XX/2017	Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	227216.15	985.26	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	980							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	Curtailment of Income	219408.87	821.02	2	2/XX/2010	7/XX/2039	354	Yes	3/XX/2017	Yes	Corporate Advances	444.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	9/XX/2009	UTD	113633.45	802.05	6.5	12/XX/2009	5/XX/2032	270	No		Yes	Corporate Advances	735.05							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	205224.09	1167.61	5	9/XX/2018	1/XX/2045	317	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	34499.01	217.53	7.125	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	1965.48							Corporate Advances	No									No																				Yes	03/XX/2016	04/XX/2016	Yes	03/XX/2016	05/XX/2016
						No								No								N/A	N/A				Yes												Yes	8/XX/2017	Yes	Corporate Advances	467							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	138186.38	632.38	4.625	6/XX/2012	5/XX/2052	480	No		Yes	Corporate Advances	149							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No																0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	Curtailment of Income	103391.33	623.82	6.75	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	284							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	132085.77	808.86	6.875	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	145138.8	549.98	2	1/XX/2011	12/XX/2039	348	No		Yes	Corporate Advances	507							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	39342.08	216.47	6	1/XX/2018	12/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	89318.63	538.91	6.75	11/XX/2011	10/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	42146.58	261.91	7	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	80180.49	366.93	4.625	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	1/XX/2018	Yes	Corporate Advances	735							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	95646.58	684.86	8.275	3/XX/2015	2/XX/2055	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	180648	1041.57	6.375	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
UTD					No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2011	UTD	80051.57	463.22	2	12/XX/2011	11/XX/2028	204	No		Yes	Corporate Advances	254.7							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	Curtailment of Income	95018.65	651.78	7.875	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	245							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	26460.52	162.04	6.875	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	404							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	432							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	143359.12	776.33	5.875	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	59							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	Curtailment of Income	52615.36	167.8	2	1/XX/2010	12/XX/2046	444	No		Yes	Corporate Advances	104.97							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	102351.67	599.22	6.5	6/XX/2016	5/XX/2056	480	Yes	9/XX/2017	Yes	Corporate Advances	540							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	Yes	03/XX/2016	08/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	237951.03	1088.93	4.625	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	260							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	149364.07	683.53	4.625	2/XX/2012	1/XX/2052	480	No		Yes	Corporate Advances	149							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	76817.58	232.62	2	3/XX/2010	2/XX/2050	480	No		Yes	Corporate Advances	599							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	65593.73	366.64	6.125	3/XX/2018	2/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2011	UTD	83864.89	283.08	5	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	54059.41	243.82	2	12/XX/2010	12/XX/2033	277	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	125							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	137049.86	766.04	6.125	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	59.95							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	44939.95	259.11	6.375	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	3553.78							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	Unemployment	206482.59	1189.91	2	4/XX/2010	4/XX/2027	205	Yes	11/XX/2017	Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	59437.48	306.56	5.5	6/XX/2013	5/XX/2053	480	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1892.19							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	269							Corporate Advances	No									No																				No			No
UTD		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	76887.07	351.86	4.625	3/XX/2012	2/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	49504.25	294.25	6.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	14							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1514.58							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	285							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	65399.66	442.51	7.75	12/XX/2014	11/XX/2054	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	122.99							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1524.29							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	695.81							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	50407.85	237.16	4.75	8/XX/2018	5/XX/2057	466	No		No		0								No									No																				No			No
						No								No								N/A	No		6XX2017	No	Yes	Complete	1	HAMP - Active Perm	10/XX/2017	UTD	60633.86	258.15	4.125	11/XX/2017	10/XX/2057	480	Yes	1/XX/2018	No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	269606.97	830.13	2	1/XX/2011	12/XX/2049	468	No		Yes	Corporate Advances	672.22							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	555							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		5/XX/2018	Yes	No														Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	43934.68	173.51	3.625	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	787							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	116815.38	675.6	6.4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	207.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	76705.04	408.75	5.75	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	428252.28	1391.02	3.875	3/XX/2018	2/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	69251.97	405.44	6.5	8/XX/2017	7/XX/2057	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	343091.48	1514.95	4.375	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	89839.11	368.52	3.875	8/XX/2016	7/XX/2056	480	Yes	7/XX/2017	No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2009	Curtailment of Income	74009.37	224.12	2	5/XX/2009	4/XX/2049	480	No		Yes	Corporate Advances	799							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	153709.4	886.25	6.375	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	6							Corporate Advances	No									No																				No			No
						No								No								N/A	No		10/XX/2018	No	Yes	Complete	1	Non-HAMP	7/XX/2018	Death of Mortgagor	106070.93	899.08	6.375	9/XX/2018	2/XX/2034	186	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	333.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	99960.62	630.28	7.125	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	73507.98	290.45	2.5	12/XX/2009	11/XX/2039	360	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	62348	311.04	5.25	7/XX/2017	6/XX/2057	480	Yes	11XX2017	Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	101176.3	556.69	6	10/XX/2012	9/XX/2052	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	Curtailment of Income	260861.27	1131.15	4.25	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	540							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	425.82							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	110655.03	848.67	5.625	9/XX/2018	6/XX/2035	202	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	10/XX/2017	Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	78263.89	363.5	2.5	2/XX/2010	11/XX/2033	286	Yes	11/XX/2017	Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1093.47							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	5/XX/2017	Yes	Corporate Advances	720.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	63812.01	276.7	4.25	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	255							Corporate Advances	No									No																				Yes	03/XX/2016	11/XX/2016	Yes	03/XX/2016	10/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	282033.77	1267.92	4.5	12/XX/2014	11/XX/2054	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	254							Corporate Advances	No									No																				No			No
			1/XX/2019			No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2011	Curtailment of Income	70395.54	323.04	2	7/XX/2011	1/XX/2034	271	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	313846.93	1513.36	5	2/XX/2011	1/XX/2051	480	No		Yes	Corporate Advances	440							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	64518.33	411.3	3.5	8/XX/2016	1/XX/2034	210	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	43190.65	256.72	6.625	7/XX/2018	6/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	177767.2	947.3	5.75	7/XX/2018	6/XX/2058	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	Curtailment of Income	132377.46	659.59	3	1/XX/2011	3/XX/2034	279	No		Yes	Corporate Advances	742.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	201866.39	1311.07	5.875	5/XX/2010	3/XX/2034	287	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	97817.15	741.46	5.375	9/XX/2018	4/XX/2035	200	No		No		0								No									No																				No			No
Chapter 13	12/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	190869.89	812.62	4.125	9/XX/2015	8/XX/2055	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	120042.38	692.13	6.375	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2011	UTD	64137.75	643.97	2	6/XX/2011	6/XX/2020	109	No		Yes	Corporate Advances	127.5							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	Yes	03/XX/2016	07/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	159640.22	498.41	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	912.27							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	73877.21	445.74	6.75	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	302821.82	853.26	3.75	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			Yes	03/XX/2016	06/XX/2016
						No								No								N/A	N/A				No														Yes	Corporate Advances	438.3							Corporate Advances	No									No																				No			No
Chapter 13	2/XX/2016	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	1299							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Curtailment of Income	116359.05	388.52	4	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	Curtailment of Income	130645.53	629.97	5	11/XX/2011	10/XX/2051	480	Yes	8/XX/2017	Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	75883.02	335.07	4.375	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	119							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	2/XX/2011	Curtailment of Income	292673.29	2181.26	2	2/XX/2011	9/XX/2023	152	No		Yes	Corporate Advances	1999.98							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	115436.32	635.15	6	2/XX/2013	1/XX/2053	480	No		No		0								No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	116420.36	504.82	4.25	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	1.83							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	35233.35	206.28	6.5	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	4/XX/2010	UTD	72568.04	235.04	2	6/XX/2010	7/XX/2046	434	No		Yes	Corporate Advances	54.02							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Incomplete	1	Bankruptcy Plan	12/XX/2011	Litigation	19000		4				No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	78759.15	329.16	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	Curtailment of Income	265916.51	886.74	2	4/XX/2012	11/XX/2046	416	No		Yes	Corporate Advances	554.05							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	447							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	497.66							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	438							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	6/XX/2015	UTD	153556.37	653.76	4.125	8/XX/2015	7/XX/2055	480	No		Yes	Corporate Advances	825							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	50033.78	301.88	6.75	4/XX/2017	3/XX/2057	480	No		Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	287814.77	1317.12	4.625	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	209562.38	1010.5	5	9/XX/2016	8/XX/2056	480	Yes	2/XX/2018	Yes	Corporate Advances	130							Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	115524.25	676.34	6.5	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	1150							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	334477.53	1159.19	4	6/XX/2018	5/XX/2058	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	142642.91	607.3	4.125	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	231288.64	1241.46	4.25	12/XX/2010	4/XX/2036	305	No		Yes	Corporate Advances	390							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2006	UTD	75717.31	500.19	6.75	6/XX/2006	9/XX/2034	340	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	122410.14	590.26	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	2135.61							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	179199.72	1237.81	2.875	2/XX/2010	11/XX/2024	178	No		Yes	Corporate Advances	1275							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2012	UTD	200690.54	990.47	2.625	8/XX/2012	11/XX/2034	268	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				Yes	03/XX/2016	06/XX/2016	No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	69426.52	351.77	4.5	11/XX/2009	10/XX/2039	360	No		Yes	Corporate Advances	89							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	18387.26	91.73	5.25	5/XX/2014	4/XX/2054	480	No				0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	176							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	191185.28	659.9	2	5/XX/2010	4/XX/2043	396	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	107959.79	641.7	6.625	12/XX/2014	11/XX/2054	480	No		Yes	Corporate Advances	79.33							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	6/XX/2017	Yes	Corporate Advances	645							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	Curtailment of Income	187586.84	563.77	2	4/XX/2010	3/XX/2050	480	Yes	6/XX/2017	Yes	Corporate Advances	282							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	30							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
Chapter 13	1/XX/2016	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	125929.33	794.02	7.125	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	2833.99							Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	103692.12	526.02	5.375	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	850							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	2237.49							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	144621.07	574.04	2	8/XX/2010	10/XX/2037	327	No		Yes	Corporate Advances	1570.1							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	12423.49	64.08	5.5	7/XX/2018	6/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	5/XX/2017	Yes	Corporate Advances	224.99							Corporate Advances	No									No																				No			Yes	03/XX/2016	10/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2016	UTD	256038.75	1323.7	4	5/XX/2016	3/XX/2042	311	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	45207.12	256.66	6.25	1/XX/2012	12/XX/2051	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	208273.47	903.12	4.25	8/XX/2017	7/XX/2057	480	Yes		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	157992.42	660.31	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	Curtailment of Income	238397.68	847.36	2	3/XX/2010	10/XX/2041	380	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	301956.06	1309.34	4.25	6/XX/2015	5/XX/2055	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	172176.9	738.44	2.125	1/XX/2010	1/XX/2035	301	No		Yes	Corporate Advances	356							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		9/XX/2018	Yes	Yes												Yes	6/XX/2017	Yes	Corporate Advances	447							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	12/XX/2009	UTD	239517.86	1725.18	7.25	1/XX/2010	3/XX/2035	303	No		Yes	Corporate Advances	517.2							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	161234.13	831.6	5.5	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	29							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	Yes	03/XX/2016	08/XX/2016
						No								No							No	No	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	552							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2010	UTD	271273.15	829.42	2	12/XX/2010	4/XX/2050	473	No		Yes	Corporate Advances	900							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	UTD	97422.11	554.84	4.5	5/XX/2011	3/XX/2035	287	Yes	8/XX/2017	Yes	Corporate Advances	498.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	Curtailment of Income	92707.27	610.08	7.5	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	483							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	12/XX/2009	Curtailment of Income	77639.98	235.11	2	2/XX/2010	1/XX/2050	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
Chapter 11		XXX			No	No								No								No	N/A				Yes	Missing											No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	39785.33	243.63	6.875	11/XX/2018	10/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	134429.69	763.21	6.25	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	405							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	42							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	126456.58	706.83	6.125	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2013	UTD	88181.91	466.77	3.25	4/XX/2013	4/XX/2035	265	No		Yes	Corporate Advances	479							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	225479.89	1240.62	6	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	300							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	162573.08	679.46	4	10/XX/2015	9/XX/2055	480	Yes	2/XX/2018	Yes	Corporate Advances	280							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	80526.02	471.45	6.5	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	312096.84	945.11	2	12/XX/2009	11/XX/2049	480	No		Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	285763.2	1107.02	3.5	2/XX/2017	1/XX/2057	480	No		Yes	Corporate Advances	1426.81							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	Curtailment of Income	202667.39	1061.9	3.375	8/XX/2012	5/XX/2035	274	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2009	Curtailment of Income	337945.42	1185.57	2.875	5/XX/2009	4/XX/2049	480	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	88469.95	486.77	6	9/XX/2017	8/XX/2057	480	No		Yes	Corporate Advances	-555							Corporate Advances	No									No																				No			Yes	03/XX/2016	08/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	132279.44	626.93	4.875	6/XX/2017	5/XX/2057	480	Yes	10/XX/2017	Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	300293.56	1626.17	5.875	10/XX/2015	9/XX/2055	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	273287.84	1185.03	4.25	9/XX/2017	8/XX/2057	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2013	UTD	333222.47	1578.42	2.25	2/XX/2013	6/XX/2035	269	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2011	UTD	107861.86	520.11	5	11/XX/2011	10/XX/2051	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	526607.2	2030.17	2	4/XX/2011	7/XX/2039	340	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	122203.14	529.9	4.25	11/XX/2012	10/XX/2052	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	146151.75	704.74	5	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	140822.54	906.21	2	3/XX/2010	2/XX/2025	180	No		Yes	Corporate Advances	370.22							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	113013.47	472.33	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	30.78							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	11/XX/2017	Yes	Corporate Advances	771							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1564.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	189025.32	977.29	3.625	3/XX/2011	5/XX/2035	291	No		Yes	Corporate Advances	81							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	167873.59	754.7	4.5	4/XX/2015	3/XX/2055	480	Yes	3/XX/2017	Yes	Corporate Advances	300							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	7/XX/2017	Yes	Corporate Advances	183.57							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	109367.44	391.52	3	4/XX/2017	3/XX/2057	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	12/XX/2017	Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	UTD	222603.45	1036.79	4.75	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				Yes	03/XX/2016	06/XX/2016	No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1933.18							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2009	UTD	154835.62	1022.92	6.625	6/XX/2009	9/XX/2036	328	No		Yes	Corporate Advances	267.9							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	223343.01	978.94	2.25	12/XX/2010	9/XX/2035	298	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	Curtailment of Income	183667.28	608.42	2	6/XX/2010	5/XX/2045	420	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	363353.19	1518.59	4	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	180468.64	1088.87	6.75	4/XX/2018	3/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	Yes		9/XX/2018	Yes	Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	146678.87	449.1	2	4/XX/2010	7/XX/2049	472	No		Yes	Corporate Advances	402							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	138917.45	635.73	4.625	10/XX/2018	9/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	No		2/XX/2018	No	Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	141216.26	1017.65	5.25	8/XX/2018	5/XX/2036	214	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	Curtailment of Income	218561.08	789.06	4.25	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	770.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2012	UTD	102562.45	857.52	4.5	6/XX/2012	8/XX/2025	159	Yes	8/XX/2017	Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	134094.34	737.08	4.625	6/XX/2010	7/XX/2036	314	Yes	9/XX/2017	No		0								No									No																				No			No
Chapter 13	8/XX/2016				No	No								No								No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	265784.01	826.57	2	10/XX/2010	2/XX/2049	461	No		Yes	Corporate Advances	1050							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	88808.72	512.05	6.375	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	624							Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	221299.31	924.89	4	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	1150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	244101.4	1039.25	4.125	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2008	Curtailment of Income	260385.79	1624.47	6.375	3/XX/2008	2/XX/2038	360	No		Yes	Corporate Advances	919.66							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	92361.87	566.12	5.125	5/XX/2012	8/XX/2035	280	Yes	4/XX/2017	Yes	Corporate Advances	57.48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	995.41							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	300430.77	1273.38	2	6/XX/2011	5/XX/2036	300	No		Yes	Corporate Advances	312							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	115472.66	472.63	2	3/XX/2010	4/XX/2036	314	No		Yes	Corporate Advances	299.09							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6XX2018	UTD	102303.15	536.38	5.625	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	165099.62	894.06	5.875	10/XX/2014	9/XX/2054	480	Yes	3/XX/2017	Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	95862.68	415.68	4.25	9/XX/2017	8/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	947.74							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2012	UTD	123189.88	499.39	2	6/XX/2012	11/XX/2038	318	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	Curtailment of Income	243709.78	1037.59	4.125	3/XX/2018	2/XX/2058	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	92619.05	525.83	6.25	1/XX/2013	12/XX/2052	480	Yes	8/XX/2017	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	104686.31	566.9	5.875	12/XX/2015	11/XX/2055	480	Yes	9/XX/2017			0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2012	UTD	213951.6	738.48	2	10/XX/2012	9/XX/2045	396	No		Yes	Corporate Advances	1327.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2010	UTD	372795.28	1692.6	3.375	10/XX/2010	5/XX/2039	344	No		Yes	Corporate Advances	538.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	140186.58	585.89	4	6/XX/2016	5/XX/2056	480	Yes	3/XX/2017	Yes	Corporate Advances	35.97							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	240144.87	1098.97	4.625	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	271366.14	1176.7	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	89.38							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	192920.81	747.36	3.5	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	194							Corporate Advances	No									No																				No			No
						No								No							No	No	Yes		2XX2019	Yes	Yes	Incomplete	1	Non-HAMP	11/XX/2010	UTD	270549.61	1212.08	2.75	12/XX/2010	12/XX/2036	313	No		Yes	Corporate Advances	814.07							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	62277.84	375.76	6.75	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	324273.01	747.29	2	4/XX/2010	3/XX/2050	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	Death of Mortgagor	167549.59	602.39	2	7/XX/2011	8/XX/2042	374	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	4/XX/2017	Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	83947.59	552.43	7.5	2/XX/2015	1/XX/2055	480	Yes	4/XX/2017	Yes	Corporate Advances	474							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	285318.78	1188.08	2	11/XX/2011	5/XX/2037	307	No		Yes	Corporate Advances	419.92							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	105180.63	591.67	2	8/XX/2010	2/XX/2028	211	No		Yes	Corporate Advances	504.9							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	158.03							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	244799.48	1080.94	4.375	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	240262.54	936.54	2	9/XX/2014	7/XX/2042	335	No		Yes	Corporate Advances	375							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	220688.71	922.33	4	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	178896.88	968.77	5.875	8/XX/2014	7/XX/2054	480	Yes	5/XX/2017	Yes	Corporate Advances	372							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	136459.3	750.82	6	9/XX/2018	8/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	314825.52	1114.98	2.75	6/XX/2011	4/XX/2049	455	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2014	UTD	235596.37	761.73	2.25	1/XX/2015	7/XX/2053	463	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	258116.03	755.14	4	1/XX/2014	12/XX/2053	480	Yes	3/XX/2017	Yes	Corporate Advances	375							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	294470.95	1098.47	4	5/XX/2013	4/XX/2053	480	No		Yes	Corporate Advances	879.67							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	224							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	323579.5	1050.44	3.875	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	145475.82	491.04	5	10/XX/2011	9/XX/2051	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	566.08							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	3212.96							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	208397.07	674.13	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	159414.36	681.99	2.125	12/XX/2010	1/XX/2036	302	Yes	12/XX/2017	Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	166112.56	1001.9	5.5	3/XX/2010	2/XX/2036	312	No		Yes	Corporate Advances	179							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No												No		Yes	Corporate Advances	74							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	146661.2	768.95	5.625	8/XX/2013	7/XX/2053	480	Yes	4/XX/2017	Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	418973.06	1248.63	4.125	11/XX/2017	10/XX/2057	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	116692.55	474.7	4.625	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
UTD					No	No								No							Yes	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	258044.26	831.87	2	5/XX/2010	9/XX/2046	437	No		Yes	Corporate Advances	3480.11							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	168792.64	472.5	2	2/XX/2010	1/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	Curtailment of Income	134753.36	774.01	4.625	11/XX/2011	11/XX/2035	289	Yes	3/XX/2017	Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	91693.94	422.99	2.75	1/XX/2011	12/XX/2035	300	No		Yes	Corporate Advances	366							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	565496.99	1533.48	3.5	6/XX/2018	5/XX/2058	480	No		Yes	Corporate Advances	72							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2009	UTD	75553.43	404.46	4.375	11/XX/2009	12/XX/2035	314	Yes	3/XX/2017	Yes	Corporate Advances	417.03							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	294244.22	938.41	2	4/XX/2010	3/XX/2047	444	No		Yes	Corporate Advances	460.5							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes			Yes	Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	320699.95	1877.56	6.5	8/XX/2016	7/XX/2056	480	No		Yes	Corporate Advances	103							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2011	Curtailment of Income	116201.16	581.44	3.375	8/XX/2011	1/XX/2036	294	Yes	9/XX/2017	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2016	Curtailment of Income	206167.94	925.1	4.375	11/XX/2016	2/XX/2055	460	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	261.77							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		3/XX/2019	Yes	Yes	Complete	1	HAMP - Active Perm	6/XX/2011	Curtailment of Income	361017.54	1778.65	3.25	6/XX/2011	12/XX/2035	295	No		Yes	Corporate Advances	294.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	Curtailment of Income	144863.72	267.09	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	405							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	148585.96	810.37	2	8/XX/2010	10/XX/2028	219	No		Yes	Corporate Advances	124.09							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	40680.09	119.01	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	988.38							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	369566.33	1860.94	3.875	5/XX/2010	10/XX/2036	318	No		Yes	Corporate Advances	243							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	398001.73	1092.2	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate and Escrow Advances	0							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	386301.17	1172.56	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	239							Corporate Advances	No									No																				No			No
UTD		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	87893.49	340.49	3.5	3/XX/2017	2/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	219524.42	696.94	2	3/XX/2016	5/XX/2053	447	No		Yes	Corporate Advances	220							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No																0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	8/XX/2010	Curtailment of Income	228223.32	980.82	2.25	8/XX/2010	1/XX/2036	306	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	1/XX/2018	Yes	Corporate Advances	201.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	328171.72	1051.27	4.625	9/XX/2012	8/XX/2052	480	No		Yes	Corporate Advances	72							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2009	UTD	336616.46	1011.45	2	10/XX/2009	9/XX/2049	480	Yes	12/XX/2017	Yes	Corporate Advances	525							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	332310.63	2147.2	4.5	10/XX/2018	1/XX/2038	232	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	178512.73	691.82	4.125	10/XX/2015	9/XX/2055	480	No		No		0								No									No																				No			No
Chapter 13		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	162141.66	742.01	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	480							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	195070.72	1229.98	7.125	8/XX/2015	7/XX/2055	480	No				0								No									No																				No			No
				11/XX/2018		No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	221696.19	671.35	2	6/XX/2010	5/XX/2050	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	239653.68	725.73	2	7/XX/2010	6/XX/2050	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	135927.44	475.82	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	299.49							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	11/XX/2017	Yes	Corporate Advances	793.12							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	1/XX/2011	Curtailment of Income	91972.14	321.49	2	3/XX/2011	7/XX/2043	389	No		Yes	Corporate Advances	1864.81							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	70445.53	463.58	7.5	10/XX/2014	9/XX/2054	480	No		Yes	Corporate Advances	617.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	164122.13	408.71	2	3/XX/2011	2/XX/2051	480	No		Yes	Corporate Advances	447							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	38409.22	169.6	4.375	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	Curtailment of Income	212186.52	644.31	2	8/XX/2010	4/XX/2050	477	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	2787.06							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	114455.35	523.78	4.625	8/XX/2014	7/XX/2054	480	Yes	3/XX/2017	Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017			0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	274167.34	1322.03	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	123891.22	593.44	3.375	2/XX/2010	4/XX/2036	315	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	337344.16	1804.11	5.125	8/XX/2018	11/XX/2049	376	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4XX2016	UTD	359513.35	2104.8	6.5	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	25							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	154144.12	743.28	5	11/XX/2010	10/XX/2050	480	No		Yes	Corporate Advances	431							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	228							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	321241.8	1073.02	2	6/XX/2010	12/XX/2044	415	No		Yes	Corporate Advances	541.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	3/XX/2017	UTD	270980.38	918.86	4	5/XX/2017	4/XX/2051	408	No		Yes	Corporate Advances	48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	159143.92	598.4	4.25	2/XX/2013	1/XX/2053	480	No		No		0								No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	86343.68	874.7	5.75	2/XX/2010	3/XX/2021	134	No		No		0								No									No																				No			No
Chapter 13		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	114419.61	441.04	3.5	1/XX/2017	12/XX/2056	480	No		Yes	Corporate Advances	250							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes												Yes	12/XX/2017	Yes	Corporate Advances	382.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	343889.17	1332.2	3.5	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	494.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	Curtailment of Income	59729.9	382.08	7.25	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	Curtailment of Income	296694.94	1240	4	10/XX/2013	9/XX/2053	480	Yes	8/XX/2017	Yes	Corporate Advances	5464.01							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No												No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	306564.89	1281.25	4	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	173							Corporate Advances	No									No																				No			No
						No								No							No	No	Yes		8/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	1/XX/2015	UTD	402842.78	1028.28	2	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	400							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	317038.17	1373.59	2.5	1/XX/2010	3/XX/2036	315	No		Yes	Corporate Advances	477							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2009	UTD	195222.32	1083.76	4.75	10/XX/2009	1/XX/2036	316	No		Yes	Corporate Advances	57							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	Curtailment of Income	278080.98	1628.04	6.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2016				No	No								No								No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	94152.14	321.03	4.625	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	2045							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	66010.96	270.78	3.875	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	113063.6	462.59	4.625	2/XX/2012	1/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	Curtailment of Income	211729.01	1228.98	5.25	3/XX/2010	11/XX/2036	321	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	11/XX/2009	UTD	110948.89	694.9	6	11/XX/2009	7/XX/2036	321	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	267.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	UTD	441177.46	1151.8	2	8/XX/2012	7/XX/2052	480	No		No	No	0							No	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	4/XX/2010	UTD	81248.4	370.05	2.875	6/XX/2010	5/XX/2036	312	No		Yes	Corporate Advances	72							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2012	UTD	289995.4	1380	2.75	6/XX/2012	4/XX/2036	287	No		Yes	Corporate Advances	1147.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2011	UTD	167672	480.02	2	10/XX/2011	9/XX/2051	480	No		Yes	Corporate Advances	2654.95							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2012	UTD	120205.98	543.4	2.25	8/XX/2012	5/XX/2036	286	No		Yes	Corporate Advances	1453.03							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	Curtailment of Income	136665.38	650.15	2	2/XX/2010	8/XX/2031	259	No		Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	199897.62	1034.54	4.125	8/XX/2018	1/XX/2045	318	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	93218.1	556.05	5.375	6/XX/2010	4/XX/2036	311	No		Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	267826.13	822.33	2	3/XX/2010	4/XX/2049	470	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	255283.91	805.63	2	10/XX/2010	4/XX/2048	451	No		Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	97391.07	297.99	4	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	42.1							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	68440.11	241.45	2	5/XX/2010	4/XX/2042	384	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	Unemployment	147364.53	889.13	6.75	9/XX/2014	8/XX/2054	480	Yes	9/XX/2017	Yes	Corporate Advances	1767							Corporate Advances	No									No																				No			No
Chapter 13	1/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	Curtailment of Income	415876.68	1239.41	4.125	11/XX/2017	10/XX/2057	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	124026.86	762.62	7	5/XX/2018	4/XX/2058	480	No		No	No	0							No	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	294448.83	1012.72	2	7/XX/2010	8/XX/2043	398	No		Yes	Corporate Advances	1588							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	310039.43	1139.38	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	187059.15	942.32	4.75	8/XX/2018	1/XX/2051	390	No		Yes	Corporate Advances	801							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	1/XX/2018	Yes	Corporate Advances	2450.2							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	143287.66	464.09	2	11/XX/2011	12/XX/2047	434	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	103399.64	430.6	2.125	6/XX/2010	6/XX/2036	313	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	137934.22	750.89	4.625	10/XX/2010	5/XX/2037	320	No		Yes	Corporate Advances	639							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	Curtailment of Income	63989.11	463.06	6.125	8/XX/2016	7/XX/2036	240	No		No		0								No									No																				No			No
						No								No								N/A	Yes		8/XX/2018	Yes	Yes	Complete	1	Non-HAMP	4/XX/2014	Curtailment of Income	76378.17	509.69	7.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	218629.74	930.81	4.125	9/XX/2015	8/XX/2055	480	Yes	3/XX/2017	Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No												No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2011	UTD	286075.96	1335.04	2.875	7/XX/2011	7/XX/2036	301	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	183859.5	693.77	2	7/XX/2010	8/XX/2039	350	Yes	8/XX/2017	Yes	Corporate Advances	1343.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	129769.87	662.5	4	3/XX/2010	8/XX/2036	318	No		Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	219740.53	1005.6	4.625	4/XX/2016	3/XX/2056	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	83769.02	350.1	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	75955.16	465.13	6.875	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	141027.54	370.44	2	4/XX/2010	3/XX/2050	480	No		Yes	Corporate Advances	1006.76							Corporate Advances	No									No																				No			No
UTD	9/XX/2016				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	UTD	170547.32	726.1	4.125	1/XX/2017	12/XX/2056	480	No		Yes	Corporate Advances	250							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	182990.23	764.79	4	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	3/XX/2010	UTD	130963.21	511.63	2	3/XX/2010	12/XX/2037	334	No		Yes	Corporate Advances	271.22							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	189131.18	629.78	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Corporate Advances	497.39							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2010	UTD	168676.11	762.37	2.75	11/XX/2010	7/XX/2036	309	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	63946.64	409.05	7.25	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	212075.86	886.35	4	11/XX/2016	10/XX/2056	480	No		Yes	Corporate Advances	149							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	UTD	118547.53	459.24	3.5	2/XX/2017	1/XX/2057	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	38336.62	338.93	8.375	8/XX/2018	3/XX/2037	224	No		Yes	Escrow Advances	0							Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	234.9							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	Curtailment of Income	287870.62	972.31	4	11/XX/2013	10/XX/2053	480	No		Yes	Corporate Advances	360							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	52053.89	246.71	4.875	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2012	UTD	97566.75	260.58	2	1/XX/2012	12/XX/2051	480	Yes	1/XX/2018	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	132734.7	873.49	7.5	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1497.93							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	33500.25	202.13	6.75	8/XX/2014	7/XX/2054	480	No		Yes	Corporate Advances	990							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2015	UTD	37097.54	155.04	4	11/XX/2015	10/XX/2055	480	No		Yes	Corporate Advances	224							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	Curtailment of Income	68616.93	307.34	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	164404.17	792.75	5	1/XX/2012	12/XX/2051	480	Yes	3/XX/2017	Yes	Corporate Advances	390							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2012	UTD	63361.61	374.38	2	3/XX/2012	9/XX/2028	199	No		Yes	Corporate Advances	370							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2016	UTD	43536.76	262.68	6.75	2/XX/2016	1/XX/2056	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	65600.66	254.13	3.5	4/XX/2017	3/XX/2057	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	Curtailment of Income	121896.34	528.57	4.25	1/XX/2016	12/XX/2055	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	Curtailment of Income	103240.98	669.88	7.375	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	66606.4	299.44	4.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	2078.07							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2009	Curtailment of Income	147761.1	706.91	3.5	11/XX/2009	9/XX/2036	323	Yes	2/XX/2018	Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	31624.51	182.34	6.375	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	321994.83	975.08	2	5/XX/2016	4/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No																0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	166938.39	693.41	2	2/XX/2011	9/XX/2036	308	No		Yes	Corporate Advances	525.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	217317.63	660.42	3.5	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	276981.64	883.36	2	3/XX/2010	2/XX/2047	444	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	78509.2	316.75	2	2/XX/2010	9/XX/2036	320	Yes	12/XX/2017	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	4/XX/2017	Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2011	UTD	401606.92	1688.68	2.125	2/XX/2011	10/XX/2036	309	No		Yes	Corporate Advances	375							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	Curtailment of Income	327305.84	836.58	2	4/XX/2010	3/XX/2050	480	No		Yes	Corporate Advances	469							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	320254.21	986.44	3.625	1/XX/2017	12/XX/2056	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	416159.42	1333.13	4.625	9/XX/2012	8/XX/2052	480	Yes	3/XX/2018	Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	Curtailment of Income	129793.43	842.17	7.375	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	434							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	7/XX/2017	Yes	Corporate Advances	222							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	175606.35	717.44	3.75	8/XX/2018	3/XX/2057	464	No		Yes	Corporate Advances	945							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	43131.58	180.02	4.25	1/XX/2016	12/XX/2055	480	No		Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	109954.94	503.19	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
Chapter 13	1/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2018	UTD	119125.46	768.57	7.29	12/XX/2018	12/XX/2057	469	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	131184.08	660.09	3.75	12/XX/2010	10/XX/2036	311	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	190227.1	433.73	2	9/XX/2015	8/XX/2055	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	312673.4	1047.9	2	12/XX/2010	4/XX/2045	413	No		Yes	Corporate Advances	270							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	18.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	164295.12	429.58	2	5/XX/2010	4/XX/2050	480	Yes	7/XX/2017	Yes	Corporate Advances	1020							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	391976.29	1577.81	3.75	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	50							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	Excessive Obligations	184168.59	673.38	4	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	164							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	89091	407.71	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	402							Corporate Advances	No									No																				No			No
UTD		XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	105744.62	694.67	5.875	6/XX/2013	9/XX/2036	280	No		Yes	Corporate Advances	3277							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	305560.06	881.83	2	7/XX/2010	6/XX/2050	480	No		Yes	Corporate Advances	1662.07							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	214344.61	963.61	4.5	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	262							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	UTD	118142.05	334.87	2	8/XX/2010	7/XX/2050	480	No		Yes	Corporate Advances	534.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	90039.87	442.65	3.625	7/XX/2010	10/XX/2036	316	No		Yes	Corporate Advances	382.96							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	378186.52	1019.27	2	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	81642.35	281.12	3.75	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	126755.82	549.64	4.25	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	Curtailment of Income	74471.22	356.95	3.5	1/XX/2010	10/XX/2036	322	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	113207.96	428.98	2	4/XX/2010	3/XX/2039	348	Yes		Yes	Corporate Advances	283							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	149410.79	452.45	2	5/XX/2010	4/XX/2050	480	No		Yes	Corporate Advances	270							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	UTD	446381.11	2042.77	4.625	12/XX/2017	11/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	114797.18	385.17	4	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	416074.08	1625.47	2	11/XX/2011	8/XX/2039	334	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				Yes	03/XX/2016	07/XX/2016	Yes	03/XX/2016	08/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	146926.77	631.64	3.75	3/XX/2017	10/XX/2051	416	No		Yes	Corporate Advances	194							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	146723.16	649.35	4.5	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	1249.91							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	418.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	420080.24	747.31	2	7/XX/2011	6/XX/2051	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2011	UTD	124735.42	282.75	2	10/XX/2011	9/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	216665.31	691	3.75	8/XX/2016	7/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	124847.99	571.34	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	218971.66	909.43	3.5	9/XX/2018	4/XX/2053	416	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	250280	1145.35	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	222721.24	798.52	5	2/XX/2012	1/XX/2052	480	No		Yes	Corporate Advances	1621.69							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	268262.59	1196.98	4.625	4/XX/2012	3/XX/2052	480	Yes	6XX2017	Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	Curtailment of Income	162174	629.35	2	12/XX/2010	12/XX/2038	337	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	138723.15	591.53	4.625	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	141252.53	601.39	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2016	UTD	97782.32	471.5	5	2/XX/2016	1/XX/2056	480	No		Yes	Corporate Advances	268							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD	211532.47	400.74	2	12/XX/2009	11/XX/2049	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	355355.25	1343.71	2	3/XX/2010	3/XX/2039	349	No		Yes	Corporate Advances	180							Corporate Advances	No									No																				No			Yes	03/XX/2016	04/XX/2017
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	132448.85	553.55	4	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	100745.94	214.58	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	79722.43	509.96	7.25	9/XX/2018	8/XX/2058	480	No				0								No									No																				No			No
Chapter 13	2/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	Curtailment of Income	242507.83	606.58	2	5/XX/2011	4/XX/2051	480	No		Yes	Corporate Advances	735							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	Curtailment of Income	108300.5	425.04	4	6/XX/2018	5/XX/2058	480	No		Yes	Corporate Advances	177.01							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	87531.04	358.3	3.75	8/XX/2018	1/XX/2057	462	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	424570.08	1181.23	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		10/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	344598	942.36	2	4/XX/2011	3/XX/2051	480	No		Yes	Corporate Advances	145							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	1/XX/2016	Curtailment of Income	262792.48	969.91	4	2/XX/2016	1/XX/2056	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	84220.45	379.52	2.875	8/XX/2010	12/XX/2036	317	No		Yes	Corporate Advances	164.94							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2009	Death of Mortgagor	374322.33	420.28	2	11/XX/2009	10/XX/2049	480	No		Yes	Corporate Advances	155.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	277626.64	695.33	3	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	93129.53	426.19	4.625	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	326							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	137304.14	584.05	4	6/XX/2018	9/XX/2056	460	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	163843.27	710.46	4.25	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	95552.09	498.74	4.25	5/XX/2010	1/XX/2037	321	No		Yes	Corporate Advances	1608.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	87189.75	510.46	6.5	4/XX/2015	3/XX/2055	480	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	178076.42	539.26	2	8/XX/2010	7/XX/2050	480	No		Yes	Corporate Advances	14.99							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	96740.63	595.83	4.125	8/XX/2018	5/XX/2038	238	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	238609.51	1144.84	4.375	8/XX/2018	3/XX/2051	392	No				0								No									No																				No			No
						No								No							No	No	No		2/XX/2018	No	Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	338178.8	1413.97	3.875	8/XX/2018	10/XX/2056	459	No		Yes	Corporate and Escrow Advances	0							Corporate and Escrow Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	Curtailment of Income	251096.9	959.59	4	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	379							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	308608.44	1320.48	4.625	6/XX/2012	5/XX/2052	480	No		Yes	Corporate Advances	1050							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	295111.47	1230.04	2.25	6/XX/2010	12/XX/2036	319	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	375390.2	1578.65	3.875	11/XX/2018	7/XX/2056	453	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	174974.37	993.4	6.25	10/XX/2014	9/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	148775.79	645.12	4.25	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	612.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	134195.93	564.38	3.625	8/XX/2018	7/XX/2053	420	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	161421.41	515.6	2	11/XX/2010	9/XX/2047	443	No		Yes	Corporate Advances	946.54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	775.98							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	135141.32	522.26	4	6/XX/2018	5/XX/2058	480	No		Yes	Corporate Advances	29							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	117320.22	454.49	3.5	4/XX/2017	3/XX/2057	480	Yes	6/XX/2017	Yes	Corporate Advances	179							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	300.02							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	238654.18	722.71	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	1659.64							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	164368.26	878.66	4.5	3/XX/2010	1/XX/2037	323	No		Yes	Corporate Advances	192							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	332520.4	1096.75	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	113346.11	858.72	6.375	8/XX/2018	7/XX/2037	228	No		No		0								No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	320934.91	1443.57	3	3/XX/2010	3/XX/2037	325	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	210027.5	1012.74	5	8/XX/2011	7/XX/2051	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	370626.53	1079	3.375	9/XX/2018	8/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	255751.54	1010.02	3.625	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	83520.69	271.52	2.25	2/XX/2014	4/XX/2052	459	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	189582.43	1036.3	4.75	2/XX/2010	3/XX/2037	326	No		Yes	Corporate Advances	147							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	144251.39	602.88	4	11/XX/2015	10/XX/2055	480	Yes	3/XX/2017	Yes	Corporate Advances	177							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	UTD	273544.21	635.56	2	7/XX/2010	6/XX/2050	480	Yes	7/XX/2017	Yes	Corporate Advances	285							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	217307.57	994.46	4.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	202901.35	928.54	4.625	11/XX/2017	10/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				Yes	03/XX/2016	04/XX/2016	Yes	03/XX/2016	04/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	168756.14	603.38	4.25	2/XX/2013	1/XX/2053	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2011	UTD	511081.37	1353.81	2	2/XX/2011	1/XX/2051	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	95046.48	397.24	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
UTD					No	No								No							No	No	No		11/XX/2016	No	Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	155157	697.53	4.5	4/XX/2015	3/XX/2055	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	UTD	168626.13	704.75	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	254							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	194427.65	812.59	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	447							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	160105.73	620.24	3.5	6/XX/2017	5/XX/2057	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	91225.63	404.73	3	2/XX/2010	9/XX/2037	332	No		Yes	Corporate Advances	1244.89							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2009	UTD	286563.1	1334.69	4.75	5/XX/2009	4/XX/2049	480	Yes	4/XX/2017	Yes	Corporate Advances	668.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	55097.42	357.5	7.375	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	69346.67	297.87	4.625	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	0	Non-HAMP	4/XX/2010	UTD	147043.59	554.85	2	6/XX/2010	7/XX/2039	350	No		Yes	Corporate Advances	83.46							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	84576.06	407.82	5	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	147.48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	126218.1	355.64	2	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2010	UTD	131891.01	560.53	2.375	12/XX/2010	4/XX/2037	317	No		Yes	Corporate Advances	525							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	298740.95	1280.77	2.25	8/XX/2011	2/XX/2037	307	No		Yes	Corporate Advances	576							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	66							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	160415.8	469.31	4	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	141338.12	646.8	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	1409.9							Corporate Advances	No									No																				No			No
Chapter 7	2/XX/2019				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	122117.73	365.56	2	10/XX/2010	9/XX/2050	480	No		Yes	Corporate Advances	90.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	149308.8	1112.83	6.25	9/XX/2018	11/XX/2037	231	No		Yes	Corporate Advances	13.1							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	250427.01	577.1	2	9/XX/2011	8/XX/2051	480	No		Yes	Corporate Advances	344.15							Corporate Advances	No									No																				No			No
UTD					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	Curtailment of Income	514639.21	1372.68	3.875	8/XX/2016	7/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2013	UTD	178674.48	672.88	4	7/XX/2013	6/XX/2053	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	Curtailment of Income	264232.05	945.91	3	5/XX/2014	4/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	332545.12	1037.19	2	8/XX/2010	10/XX/2048	459	No		Yes	Corporate Advances	518.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	7/XX/2017	Yes	Corporate Advances	636.05							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	5/XX/2017	Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	UTD	81858.58	354.96	4.25	5/XX/2015	4/XX/2055	480	Yes	10/XX/2017	Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	10/XX/2011	UTD	93613.29	521.52	4.625	10/XX/2011	3/XX/2037	306	Yes	1/XX/2018	No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	UTD	77059.57	352.65	4.625	9/XX/2012	8/XX/2052	480	No		Yes	Corporate Advances	609							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	229825.85	934.49	3.875	8/XX/2016	7/XX/2056	480	No		No		0								No									No																				No			No
						No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	329113.4	962.84	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	136861.27	572	4	3/XX/2016	2/XX/2056	480	No		Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	238795.97	698.61	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	420							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	95134.43	396.27	3.875	6/XX/2013	12/XX/2051	463	No		Yes	Corporate Advances	480							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	178692.96	760.78	4.125	7/XX/2018	6/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	Marital Difficulties	207451.34	606.91	4	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	4400.53							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2017	Curtailment of Income	251314.62	748.97	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2011	UTD	242628.2	1247.54	4	2/XX/2011	3/XX/2037	314	No		Yes	Corporate Advances	189							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	4/XX/2010	UTD	109354.2	492.86	3	5/XX/2010	4/XX/2037	324	No		Yes	Corporate Advances	582.35							Corporate Advances	No									No																				No			No
Chapter 13	11/XX/2015	XXX			No	No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2014	UTD	34329.86	204.05	6.625	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	2971.52						6XX2018	Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	Curtailment of Income	245417.38	831.18	3.875	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	300							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2011	UTD	242805.45	1229.33	3.875	3/XX/2011	5/XX/2037	315	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	348139.25	1678.72	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	771							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1137.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	353581.27	1070.73	2	4/XX/2010	3/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	294588.89	1053.06	2	5/XX/2010	9/XX/2041	377	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	294.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	156751.44	717.34	4.625	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	534.05							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	61430.03	392.53	4.125	8/XX/2018	4/XX/2037	225	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	Curtailment of Income	139594.88	399.55	3.5	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2012	UTD	178128.81	393.92	2	7/XX/2012	6/XX/2052	480	No		Yes	Corporate Advances	194.79							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	72735.62	420.57	6.125	4/XX/2012	4/XX/2047	421	No		Yes	Corporate Advances	360							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	132658.04	533.98	3.75	11/XX/2016	10/XX/2056	480	Yes	10/XX/2017	Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	146598.49	494.83	5	10/XX/2011	9/XX/2051	480	Yes	4/XX/2017	Yes	Corporate Advances	2238.61							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	248732.42	762.22	4	5/XX/2018	4/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	Yes		8/XX/2018	Yes	Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	76597.57	338.22	4.375	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	251.96							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	250650.25	1335.68	5.75	10/XX/2016	9/XX/2056	480	No		Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	77216.22	322.72	4	9/XX/2013	8/XX/2053	480	Yes		Yes	Corporate Advances	285							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	150673.95	583.7	3.5	3/XX/2017	2/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2014	UTD	280185.44	999.92	4.625	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	104							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	192840.21	769.13	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	1545.82							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	2/XX/2010	UTD	137397.84	453.66	2	3/XX/2010	4/XX/2045	422	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2012	Curtailment of Income	196314.76	708.55	2	1/XX/2012	12/XX/2042	372	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	71392.15	315.24	4.375	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
Chapter 13	11/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2014	UTD	103713.88	474.63	4.625	10/XX/2014	9/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	183963.46	618.55	4	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	4/XX/2011	UTD	112121.79	600.22	4.375	4/XX/2011	5/XX/2037	314	No		Yes	Corporate Advances	192.45							Corporate Advances	No									No																				No			No
						No								No								N/A	No		10/XX/2018	No	Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	83478.13	315.96	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2017	UTD	203748.61	615.23	3.5	4/XX/2017	3/XX/2057	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	135736.48	556.79	3.875	8/XX/2017	7/XX/2057	480	No		Yes	Corporate Advances	42							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		7/XX/2018	Yes	Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	108262.69	633.83	6.5	10/XX/2015	9/XX/2055	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		7/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	7/XX/2013	Curtailment of Income	114194.57	455.37	2	7/XX/2013	7/XX/2040	325	No		Yes	Corporate Advances	322.77							Corporate Advances	No									No																				No			No
Chapter 13		XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2009	UTD	421281	1139.44	2	10/XX/2009	9/XX/2049	480	No		Yes	Corporate Advances	1250							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	227609.32	986.96	4.25	7/XX/2017	6/XX/2057	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	207107.71	1085.87	5.625	11/XX/2015	10/XX/2055	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	373092.16	2151.16	6.375	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	435							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes		Yes	Corporate Advances	1876							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	270918.74	1202.2	5	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	874.49							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12XX2015	UTD	135111.93	767.08	6.25	2/XX/2016	1/XX/2056	480	Yes	3/XX/2017	Yes	Corporate Advances	299.91							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2014	Curtailment of Income	265695.28	593.7	2	2/XX/2014	1/XX/2054	480	No		Yes	Corporate Advances	38.96							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	407385.88	1213.63	4	5/XX/2016	4/XX/2056	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	142133.23	784.68	5	8/XX/2018	9/XX/2046	338	Yes	6/XX/2017	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2013	Curtailment of Income	257950.69	754.65	4	11/XX/2013	10/XX/2053	480	Yes	4/XX/2017	Yes	Corporate Advances	303							Corporate Advances	No									No																				No			No
						No								No								N/A	No		12/XX/2016	No	No														Yes	Corporate Advances	432.3							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	202778.43	863.32	4.125	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	90.87							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2012	UTD	182042.45	693.63	4.625	8/XX/2012	7/XX/2052	480	Yes	10/XX/2017	Yes	Corporate Advances	651.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	127826.17	409.45	2	2/XX/2010	9/XX/2046	440	Yes	2/XX/2018	Yes	Corporate Advances	239							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	539413.49	1462.75	3.5	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	122796.16	592.12	5	9/XX/2011	8/XX/2051	480	No		Yes	Corporate Advances	1272.12							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	223079.85	967.32	4.25	2/XX/2013	1/XX/2053	480	Yes	12/XX/2017	Yes	Corporate Advances	378.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	Curtailment of Income	102874.05	254.63	2	4/XX/2010	3/XX/2050	480	Yes	2/XX/2018	Yes	Corporate Advances	314							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	385321.11	1338.75	4	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	2533.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	UTD	295408.49	978.58	2	6/XX/2010	5/XX/2045	420	No		Yes	Corporate Advances	2576.36							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2010	UTD	139119.07	474.3	2	6/XX/2010	12/XX/2043	403	No		Yes	Corporate Advances	301.07							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	3/XX/2010	UTD	189530.21	526.1	2	4/XX/2010	3/XX/2050	480	Yes	6/XX/2017	Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	217559.57	514.32	2	7/XX/2010	6/XX/2050	480	Yes	9/XX/2017	Yes	Corporate Advances	294.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	416462.15	1841.94	2	9/XX/2014	4/XX/2038	284	No		No	No	0							No	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	11/XX/2017	Yes	Corporate Advances	949.35							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	217599.66	606.65	3.5	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	171684.25	605.68	2	2/XX/2010	1/XX/2042	384	Yes	3/XX/2017	Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No							No	No	Yes		10/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	218764.73	903.35	3.625	4/XX/2011	7/XX/2047	436	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	162458.17	466.48	3.875	4/XX/2018	3/XX/2058	480	No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	UTD	125951.81	425.13	5	2/XX/2012	1/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2010	UTD	151302.45	441.02	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	4225.39							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	342							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	211131.16	1184.65	5.125	5/XX/2010	4/XX/2038	336	Yes	5/XX/2017	Yes	Corporate Advances	1215							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	63222.03	246.16	3.625	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	209							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2015	UTD	276307.34	1018.93	4	8/XX/2015	7/XX/2055	480	Yes	8/XX/2017	Yes	Corporate Advances	900							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	64249.27	253.44	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	340040.93	1230.89	4	5/XX/2013	4/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	226266.92	1211.27	4.375	6/XX/2011	7/XX/2037	314	No		Yes	Corporate Advances	230							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	89232.03	386.93	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	163168.01	557.6	2.5	9/XX/2011	4/XX/2049	452	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	309.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2011	UTD	207422.57	1035.86	3.75	5/XX/2011	7/XX/2037	315	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	193397.02	774.77	4	8/XX/2015	7/XX/2055	480	No		Yes	Corporate Advances	32.57							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2011	UTD	127996.58	669.47	4.125	8/XX/2011	7/XX/2037	312	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2012	UTD	73993.43	496.35	6.5	2/XX/2012	6/XX/2037	305	No		Yes	Corporate Advances	54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	94656.56	395.61	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	282.68							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	335909.74	982.73	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	225245.98	976.71	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	230001.62	997.33	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	Curtailment of Income	268504.3	952.58	2	4/XX/2010	12/XX/2041	381	No		No		0								No									No																				Yes	03/XX/2016	07/XX/2016	Yes	03/XX/2016	08/XX/2016
Chapter 13	5/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	68941.8	315.5	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	350						7/XX/2015	Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	73255.67	335.24	4.625	9/XX/2014	8/XX/2054	480	No		Yes	Corporate Advances	810							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	206016.14	565.21	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	907.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	Curtailment of Income	78081.8	323.37	2.5	3/XX/2010	2/XX/2038	336	No		Yes	Corporate Advances	2359.98							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	205155.54	706.82	4.625	12/XX/2012	11/XX/2052	480	No		Yes	Corporate Advances	2879.54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	166607.55	1020.26	6.875	7/XX/2017	6/XX/2057	480	No		Yes	Corporate Advances	1254.52							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	213758.85	1232.48	6.375	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	399.42							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	228475.59	806.04	2	5/XX/2010	4/XX/2042	384	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	125461.49	524.59	4.25	1/XX/2016	12/XX/2055	480	Yes	5/XX/2017	Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	136006.06	586.7	2.75	2/XX/2010	8/XX/2037	331	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	191865.26	576.27	4	10/XX/2013	9/XX/2053	480	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	215323.39	653.58	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	2231.3							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	-1000							Corporate Advances	No									No																				No			No
Chapter 13		XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2011	UTD	266289.31	740.82	2	11/XX/2011	10/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2010	UTD	235299.42	980.53	2.5	1/XX/2010	9/XX/2037	333	No		Yes	Corporate Advances	472.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	181501.4	845.36	4.75	1/XX/2018	12/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2017	Curtailment of Income	43991	269.39	6.875	3/XX/2017	2/XX/2057	480	Yes	7/XX/2017	Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	145598.65	499	2	6/XX/2010	9/XX/2043	400	No		Yes	Corporate Advances	525							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	289933.24	832.51	3.875	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	100255.05	429.82	4.375	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	520871.81	1970.58	4	3/XX/2016	2/XX/2056	480	Yes	9/XX/2017	Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	293963.26	790.82	3.75	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	175							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	UTD	196726.01	745.28	3.625	11/XX/2016	10/XX/2056	480	Yes	12/XX/2017	Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	269293.99	1695.97	4.125	8/XX/2018	9/XX/2037	230	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2009	UTD	253212.71	1058.27	4	8/XX/2009	7/XX/2049	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2009	UTD	82972.89	340.47	2.375	2/XX/2010	10/XX/2037	333	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	573.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	299797.13	812.97	3.5	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2012	UTD	195615.05	626.63	4.625	6/XX/2012	5/XX/2052	480	No		No	No	0							No	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	307774.7	1241.95	4	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	2312.52							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	339856.12	837.59	2	7/XX/2010	6/XX/2050	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	765.45							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	123827.49	566.67	4.625	8/XX/2014	7/XX/2054	480	Yes	5/XX/2017	Yes	Corporate Advances	387							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2012	UTD	118240	545.65	2.875	3/XX/2012	8/XX/2037	306	No		Yes	Corporate Advances	1351.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	188954.96	770.33	3.875	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	81067.39	370.99	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2013	UTD	102488.6	428.34	4	1/XX/2014	12/XX/2053	480	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	Curtailment of Income	160225.08	485.2	2	3/XX/2017	2/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2013	UTD	127664.07	533.56	4	6/XX/2013	5/XX/2053	480	Yes	4/XX/2017	Yes	Corporate Advances	4500.22							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	385099.78	1168.59	4.125	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/XX/2014	UTD	363121.29	785.79	2	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	65305.31	272.94	4	8/XX/2013	7/XX/2053	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	436637.5	1875.99	2.75	2/XX/2010	10/XX/2037	333	No		Yes	Corporate Advances	194							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	169537.64	551.72	2	8/XX/2010	6/XX/2046	431	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	417426.2	1592.32	4	6/XX/2016	5/XX/2056	480	Yes	9/XX/2017	Yes	Corporate Advances	205.36							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2013	UTD	217058.92	907.17	4	8/XX/2013	7/XX/2053	480	No		Yes	Corporate Advances	360.75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	6/XX/2014	UTD	114070.36	297.29	2	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	194.14							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	183268.04	556.28	4.25	5/XX/2015	4/XX/2055	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	Yes	Corporate Advances	360							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	160309.31	428.97	3	1/XX/2012	12/XX/2051	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	84264.73	523.65	7	10/XX/2017	9/XX/2057	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	1/XX/2012	UTD	156829.96	717.39	2.875	1/XX/2012	10/XX/2037	310	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	150468.69	675.46	3	10/XX/2010	11/XX/2037	326	No		Yes	Corporate Advances	222							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	185817.08	543.62	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2012	UTD	452076.19	1705.84	2	7/XX/2012	8/XX/2041	350	No		Yes	Corporate Advances	27736.48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	147580.37	431.76	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2015	UTD	96209.44	385.32	4.125	7/XX/2015	6/XX/2055	480	No		Yes	Corporate Advances	300							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	234896.14	1056.01	4.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2009	UTD	88179.89	267.03	2	9/XX/2009	8/XX/2049	480	No		Yes	Corporate Advances	716.44							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	Curtailment of Income	222690.64	1380.86	4.5	7/XX/2018	2/XX/2039	248	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	375094.78	1251.81	4	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2012	UTD	142677.51	547.85	4.625	5/XX/2012	4/XX/2052	480	No		Yes	Corporate Advances	363.12							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	73370.09	449.3	6.875	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	428259.51	1326.94	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	317.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2015	UTD	114712.06	479.43	4	8/XX/2015	7/XX/2055	480	Yes	2/XX/2018	No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2017	UTD	396672.18	1182.17	4.125	11/XX/2017	10/XX/2057	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	169273.96	683.89	2.25	4/XX/2010	12/XX/2037	333	No		Yes	Corporate Advances	377.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2017	UTD	221324.06	851.2	4.25	9/XX/2017	8/XX/2057	480	No		Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	131397.71	443.43	4	6/XX/2018	5/XX/2058	480	No				0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	Curtailment of Income	334895.66	1335	2.125	5/XX/2010	12/XX/2037	332	No		Yes	Corporate Advances	297							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2015	Curtailment of Income	130666.09	564.56	4.5	3/XX/2015	2/XX/2055	480	No		Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	Curtailment of Income	160260.11	339.72	2	10/XX/2012	9/XX/2052	480	No		Yes	Corporate Advances	424.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	159615.95	1053.39	5	9/XX/2018	8/XX/2038	240	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	Curtailment of Income	284360.11	861.12	2	10/XX/2010	9/XX/2050	480	No		Yes	Corporate Advances	14							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	159511.27	498.43	3.75	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2015	UTD	113764.28	511.44	4.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	208							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2015	UTD	308939.17	937.74	4.25	12/XX/2015	11/XX/2055	480	No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2014	UTD	209192.21	853.05	4.5	1/XX/2015	12/XX/2054	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	210597.44	829.19	4	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	160191.94	408.65	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	170055.03	671.59	3.625	10/XX/2016	9/XX/2056	480	Yes	2/XX/2018	Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	412138.26	900.57	2	8/XX/2010	7/XX/2050	480	No		Yes	Corporate Advances	501							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	157886.02	698.01	4.125	9/XX/2018	2/XX/2055	438	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	7/XX/2015	UTD	61726.3	382.8	5	9/XX/2015	12/XX/2037	268	No		Yes	Corporate Advances	89							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	243331.33	711.88	4	12/XX/2013	11/XX/2053	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2012	UTD	236638.23	966.22	2	11/XX/2012	1/XX/2039	315	No		Yes	Corporate Advances	330							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	225901.84	1335.8	3.875	7/XX/2018	11/XX/2038	245	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2012	UTD	216495.08	990.74	4.625	4/XX/2012	3/XX/2052	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	140159.3	424.44	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	2718.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	390							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	142424.84	898.03	7.125	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
Chapter 13	5/XX/2017	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	40196.19	174.3	4.25	1/XX/2016	12/XX/2055	480	No		Yes	Corporate Advances	1400							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2010	UTD	217397.27	643.08	2	4/XX/2010	3/XX/2050	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	242892.54	880.08	2	9/XX/2010	6/XX/2041	370	No		Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
Chapter 7	8/XX/2018				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	271165.81	1240.93	4.625	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	106237.56	689.32	7.375	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	240.75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	217158.83	983.4	3.25	10/XX/2010	10/XX/2038	337	No		No	No	0							No	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	4/XX/2012	UTD	374018.29	1050.18	2	4/XX/2012	3/XX/2052	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	158599.37	777.94	5.125	9/XX/2018	8/XX/2058	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	Curtailment of Income	194322.53	568.5	4	8/XX/2016	7/XX/2056	480	Yes	8/XX/2017	Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2012	UTD	240800.25	1044.16	4.25	12/XX/2012	11/XX/2052	480	Yes		Yes	Corporate Advances	1723.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	57010.09	349.12	6.875	5/XX/2014	4/XX/2054	480	No		Yes	Corporate Advances	164							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2016	UTD	112792.99	445.45	3.625	12/XX/2016	11/XX/2056	480	No		Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	367.28							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	102889.31	301.01	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2011	UTD	334079.19	811.81	2	8/XX/2011	7/XX/2051	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2010	UTD	38385.39	116.24	2	4/XX/2010	3/XX/2050	480	No		Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	Curtailment of Income	128608.75	533.72	2.5	4/XX/2010	2/XX/2038	335	Yes	11/XX/2017	Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2012	UTD	102668.97	572.71	4.75	1/XX/2012	1/XX/2038	313	No				0								No									No																				No			No
Chapter 7	11/XX/2013	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	1439.65							Corporate Advances	No									No																				No			No
						No								No								N/A	No		12/XX/2018	No	Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	258030.09	1078.41	4	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD	297514.73	1051.55	2	1/XX/2010	11/XX/2041	383	No		Yes	Corporate Advances	231							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	276460.37	837.19	2	10/XX/2010	10/XX/2050	481	No		Yes	Corporate Advances	735							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2011	UTD	421410.8	1076.9	2	1/XX/2012	12/XX/2051	480	No		Yes	Corporate Advances	1160							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2010	UTD	110221.3	443.4	2.25	5/XX/2010	3/XX/2038	335	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2014	UTD	134425.53	615.17	4.625	8/XX/2014	7/XX/2054	480	No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	264171.51	1310.1	5	8/XX/2018	4/XX/2055	441	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	117877.22	570.33	4.625	8/XX/2018	1/XX/2053	414	No		Yes	Corporate Advances	8.65							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	41407.47	173.06	4	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	257.38							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2012	Curtailment of Income	223537.33	716.08	4.625	9/XX/2012	8/XX/2052	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2017	UTD	65573.71	270.77	4.125	12/XX/2017	11/XX/2057	480	No		Yes	Corporate Advances	48							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2016	Curtailment of Income	503449.17	1957.75	4.25	1/XX/2016	12/XX/2055	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	101682.31	728.35	6.25	7/XX/2018	4/XX/2039	250	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	511648.68	1531.93	4.125	11/XX/2017	10/XX/2057	480	No		Yes	Corporate Advances	361.63							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	351.16							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	10/XX/2011	Curtailment of Income	135938.76	393.39	2	10/XX/2011	9/XX/2051	480	No		Yes	Corporate Advances	118.8							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	68835.29	245.75	4	9/XX/2018	8/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	125360.48	573.69	4.625	8/XX/2014	7/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	Yes		8/XX/2018	Yes	Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	424564.41	1942.93	4.625	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	904.29							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Recast / Reamortization	11XX2016	UTD	123593.37	720.66	4.375	1/XX/2017	3/XX/2038	255	No		Yes	Corporate Advances	462.45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	432334.38	1201.18	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	225							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2009	UTD	188887.25	648.51	2	9/XX/2009	11/XX/2042	399	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	445461.25	1505.66	2	10/XX/2010	9/XX/2044	408	No		Yes	Corporate Advances	388.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	261846.22	768.78	3.875	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	2/XX/2012	UTD	112739.68	690.39	6.875	3/XX/2012	2/XX/2052	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	393111.05	1161.59	2	7/XX/2010	6/XX/2050	480	No		Yes	Corporate Advances	160.5							Corporate Advances	No									No																				Yes	03/XX/2016	07/XX/2016	No
						No								No								N/A	No		9/XX/2017	No	Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	179319.23	656.79	4.625	6/XX/2014	5/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	4/XX/2010	UTD	103586.49	497.57	3.75	4/XX/2010	4/XX/2038	337	No		Yes	Corporate Advances	292.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	5/XX/2010	UTD	167423.6	392.24	2	6/XX/2010	5/XX/2050	480	No		Yes	Corporate Advances	2075							Corporate Advances	No									No																				No			No
Chapter 7	10/XX/2016				No	No								No							No	No	N/A				No														Yes	Corporate Advances	15							Corporate Advances	No									No																				No			Yes	03/XX/2016	06/XX/2016
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2015	UTD	369653.99	1875.23	5.375	8/XX/2015	7/XX/2055	480	No		Yes	Corporate Advances	310							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	135001.44	790.38	6.5	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	No		5/XX/2016	No	Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	263657.09	994.87	2	9/XX/2011	10/XX/2040	350	No		Yes	Corporate Advances	1330.99							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	UTD	135994.33	249.08	2	7/XX/2010	6/XX/2050	480	No		Yes	Corporate Advances	1526							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	Curtailment of Income	87204.65	255.12	4	2/XX/2018	1/XX/2058	480	No		Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	293761.73	1227.74	4	11/XX/2013	10/XX/2053	480	Yes	1/XX/2018	Yes	Corporate Advances	224							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	299							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2013	UTD	77603.98	324.34	4	4/XX/2013	3/XX/2053	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2011	UTD	116608.43	578.05	3.75	10/XX/2011	4/XX/2038	319	Yes	4/XX/2017	Yes	Corporate Advances	241							Corporate Advances	No									No																				No			No
						No								No								N/A	No		2/XX/2018	No	Yes												Yes	3/XX/2017	Yes	Corporate Advances	266.42							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	198044.01	1277.79	4.875	8/XX/2018	12/XX/2038	245	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	10/XX/2017	Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2018	UTD	128050.65	960.62	6.5	12/XX/2018	8/XX/2038	237	No		Yes	Corporate Advances	60.75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2014	UTD	270290.1	1236.93	4.625	6/XX/2014	5/XX/2054	480	No		Yes	Corporate Advances	75							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2016	UTD	303724.22	1135.12	3.875	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2010	Curtailment of Income	244616.77	968.72	2	7/XX/2010	10/XX/2037	328	No		Yes	Corporate Advances	1399.54							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	85915.64	379.44	4.625	4/XX/2014	3/XX/2054	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	UTD	226340.66	846.96	2	9/XX/2010	2/XX/2040	354	No		Yes	Corporate Advances	133.26							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	276944.86	1072.86	3.5	3/XX/2017	2/XX/2057	480	No		Yes	Corporate Advances	294							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	78969.78	291.89	2	6/XX/2011	5/XX/2041	360	No		Yes	Corporate Advances	590.51							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	Curtailment of Income	252113.68	664.47	2	8/XX/2010	7/XX/2050	480	Yes	8/XX/2017	Yes	Corporate Advances	2260.94							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	Yes	03/XX/2016	05/XX/2016
						No								No								N/A	N/A				No														Yes	Corporate Advances	494.34							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	107615.04	441.43	3.875	6/XX/2017	5/XX/2057	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2013	UTD	113137.02	642.32	6.25	12/XX/2013	11/XX/2053	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2010	UTD	143921.4	579.59	2.375	3/XX/2010	8/XX/2038	342	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	390							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	Curtailment of Income	221033.5	1071.54	4.625	8/XX/2018	11/XX/2052	412	Yes		Yes	Corporate Advances	16							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	66597.03	337.84	5.375	7/XX/2017	6/XX/2057	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	612							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	Curtailment of Income	322802.51	1505.82	3.5	10/XX/2010	10/XX/2038	337	Yes	11/XX/2017	Yes	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	249483.58	1141.71	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	450							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	12/XX/2017	Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	Yes		9/XX/2018	Yes	Yes	Complete	1	HAMP - Active Perm	6/XX/2011	UTD	226154.28	777.83	2	6/XX/2011	7/XX/2044	398	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/XX/2014	UTD	178885.92	847.82	4.875	11/XX/2014	10/XX/2054	480	No		Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2016	UTD	93908.38	437.39	4.75	4/XX/2016	3/XX/2056	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	170587.53	794.53	4.75	1/XX/2016	12/XX/2055	480	Yes	7/XX/2017	Yes	Corporate Advances	132							Corporate Advances	No									No																				Yes	03/XX/2016	06/XX/2016	Yes	03/XX/2016	06/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2018	UTD	128233.95	597.26	4.75	12/XX/2018	11/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2013	UTD	277642.81	1160.38	4	12/XX/2013	11/XX/2053	480	Yes	10/XX/2017	Yes	Corporate Advances	374							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	510							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	213765.59	1013.14	4.875	2/XX/2018	1/XX/2058	480	No		No		0								No									No																				Yes	03/XX/2016	03/XX/2016	No
						No								No							UTD	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	Curtailment of Income	281581.69	1221	4.25	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	710							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	255							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2012	UTD	348694	1512.01	4.25	1/XX/2013	12/XX/2052	480	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2017	UTD	255624.57	838.8	4	10/XX/2017	9/XX/2057	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	Curtailment of Income	133230.15	634.35	4.625	8/XX/2018	6/XX/2054	431	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	290082.42	1351.08	4.75	11/XX/2015	10/XX/2055	480	No		Yes	Corporate Advances	285							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	320774.04	1681.82	5.625	3/XX/2014	2/XX/2054	480	No		Yes	Corporate Advances	164.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	Curtailment of Income	76023.31	306.01	3.75	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2012	UTD	162140.61	742	4.625	11/XX/2012	10/XX/2052	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	10/XX/2017	Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	5/XX/2017	Yes	Corporate Advances	133.25							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							Yes	Yes	N/A	8/XX/2018			Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	85971.08	436.12	5.375	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	Yes	Corporate Advances	119.74							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	Curtailment of Income	80632.1	395.5	5.125	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	195							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	216890.6	873.04	3.75	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	1XX2018	Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
UTD					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	350012.45	1462.84	4	7/XX/2016	6/XX/2056	480	No		Yes	Corporate Advances	350							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2014	UTD	386511.44	1706.67	4.375	3/XX/2014	2/XX/2054	480	No		No		0								No									No																				No			No
Chapter 13					No	No								No							No	No	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2017	UTD	108103.36	485.99	4.5	3/XX/2017	2/XX/2057	480	No		No		0								No									No																				Yes	03/XX/2016	08/XX/2016	No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	58437.25	291.77	4.375	6/XX/2016	5/XX/2046	360	Yes	4/XX/2017	Yes	Corporate Advances	210							Corporate Advances	No									No																				Yes	03/XX/2016	08/XX/2016	Yes	03/XX/2016	08/XX/2016
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	289275.83	1069.92	4	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	-30							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	45							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	236241.76	1024.39	4.25	7/XX/2017	6/XX/2057	480	Yes	11/XX/2017	Yes	Corporate Advances	177							Corporate Advances	No									No																				No			No
Chapter 13	4/XX/2014	XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	853.5							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Recast / Reamortization	5/XX/2015	UTD	63929.8	364.94	4.25	7/XX/2015	4/XX/2038	274	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	123898.02	546.7	4.25	9/XX/2018	11/XX/2056	459	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2016	Curtailment of Income	212387.26	920.95	4.25	11/XX/2016	10/XX/2056	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2018	UTD	187033.68	987.23	4	7/XX/2018	6/XX/2043	300	No		No		0								No									No																				No			No
						No								No								N/A	Yes		11/XX/2018	Yes	Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	125306.15	514	3.875	8/XX/2017	7/XX/2057	480	Yes	11/XX/2017	No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	142284.29	639.66	4.5	6/XX/2016	5/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	58588.39	584.31	4.5	9/XX/2018	2/XX/2029	126	No		No		0								No									No																				No			No
						No								No								N/A	Yes		11/XX/2018	Yes	Yes												Yes	5/XX/2017	Yes	Corporate Advances	1237.5							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	186023.94	720.64	3.5	5/XX/2017	4/XX/2057	480	No		Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	151299.42	860.51	4.875	10/XX/2018	6/XX/2044	309	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	No		9/XX/2017	No	No														Yes	Corporate Advances	105							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	107603.7	572.16	4.375	9/XX/2018	2/XX/2045	318	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	338429.37	1437.65	4.25	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No							No	No	N/A				Yes												Yes	10/XX/2017	Yes	Corporate Advances	180							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	Yes	Corporate Advances	174.29							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2018	UTD	148468.79	740.67	5.25	11/XX/2018	10/XX/2058	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	152449.36	710.04	4.75	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	12/XX/2017	Yes	Corporate Advances	461							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	4/XX/2010	UTD	59002.98	207.39	2	5/XX/2010	6/XX/2042	386	No		Yes	Corporate Advances	272.91							Corporate Advances	No									No																				No			No
						No								No								N/A	No		9/XX/2017	No	Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	127070.71	1210.55	6.875	8/XX/2018	12/XX/2031	161	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	2/XX/2018	Yes	Corporate Advances	983.2							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2014	UTD	79019.15	252.18	4.625	4/XX/2014	3/XX/2054	480	No		Yes	Corporate Advances	855							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	150							Corporate Advances	No									No																				No			No
Chapter 13	3/XX/2016				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2009	UTD	64010.15	292.93	4.625	7/XX/2009	6/XX/2049	480	No		Yes	Corporate Advances	640.93							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	5/XX/2010	UTD	97647.91	765.1	7.625	5/XX/2010	3/XX/2032	263	Yes	3/XX/2017	Yes	Corporate Advances	531.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	87921.3	409.5	4.75	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	1126.84							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	UTD	149651.32	557.14	4.375	5/XX/2018	4/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	1/XX/2005	UTD	64266.84	447.74	7.375	3/XX/2005	3/XX/2034	349	No		Yes	Corporate Advances	1534.32							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	5/XX/2011	Curtailment of Income	86782.46	713.68	2	5/XX/2011	8/XX/2022	136	No		Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2013	UTD	187238.24	782.54	4	9/XX/2013	8/XX/2053	480			Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/XX/2011	UTD	106949.27	360.99	5	12/XX/2011	11/XX/2051	480	Yes	7/XX/2017	Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	8/XX/2018	UTD	116336.09	513.69	4.375	9/XX/2018	8/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	10XX2009	UTD	33536.68	123.96	2	12/XX/2009	11/XX/2039	360	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2010	UTD	106732.22	394.5	2	10/XX/2010	9/XX/2040	360	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2016	UTD	139328.91	683.41	5.125	3/XX/2016	2/XX/2056	480	No		Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	89.55							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2013	UTD	147827.56	432.48	4	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	492							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	1/XX/2012	UTD	169419.14	616.27	2	1/XX/2012	8/XX/2042	368	No		Yes	Corporate Advances	999.2							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes												Yes	3/XX/2017	Yes	Corporate Advances	396.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	133955.75	539.21	3.75	9/XX/2016	8/XX/2056	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
Chapter 13		XXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	769.15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	75423.73	434.87	6.375	7/XX/2014	6/XX/2054	480	No		Yes	Corporate Advances	30							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	4/XX/2016	UTD	432281.73	1264.67	4	6/XX/2016	5/XX/2056	480	No		Yes	Corporate Advances	465							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	127218.78	854.64	4.375	9/XX/2018	7/XX/2036	215	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	6/XX/2010	UTD	142715.87	595.77	2	7/XX/2010	12/XX/2035	306	No		Yes	Corporate Advances	559.06							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2010	Curtailment of Income	111007.52	527.89	3.125	6/XX/2010	10/XX/2035	305	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				No														Yes	Corporate Advances	462							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	118450	590.91	5.25	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	333							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2018	UTD	97981.66	700.47	8.26	4/XX/2018	3/XX/2058	480	No		Yes	Corporate Advances	57							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	3/XX/2018	UTD	29342.5	85.84	4	5/XX/2018	4/XX/2058	480	No		Yes	Corporate Advances	10.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	48595.39	600.46	4.125	8/XX/2018	6/XX/2026	95	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Missing											No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	2/XX/2010	UTD	110095.15	406.93	2	5/XX/2010	4/XX/2040	360	Yes	3/XX/2017	Yes	Corporate Advances	139.38							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2016	UTD	633203.54	1175.58	2	12/XX/2016	11/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2011	Curtailment of Income	112518.66	594.5	3.875	1/XX/2012	5/XX/2036	293	No		Yes	Corporate Advances	544.2							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2010	UTD	311270.09	1185.28	3	11/XX/2010	6/XX/2046	428	No		Yes	Corporate Advances	390							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	2/XX/2012	UTD	275559.19	397.16	2	2/XX/2012	1/XX/2052	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2017	UTD	68718.66	266.21	3.5	5/XX/2017	4/XX/2057	480	Yes	10/XX/2017	No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2009	UTD	111238.04	336.86	2	12/XX/2009	11/XX/2049	480	No		Yes	Corporate Advances	368.81							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	Curtailment of Income	142850.99	619.43	4.25	7/XX/2017	6/XX/2057	480	No		No		0								No									No																				No			No
Chapter 13	6/XX/2015	XXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	9/XX/2016	UTD	80906.14	424.19	5.625	10/XX/2016	9/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	2811.25							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	9/XX/2012	UTD	93430.47	525.57	4.375	11/XX/2012	9/XX/2036	287	No		Yes	Corporate Advances	30.39							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/XX/2009	UTD	89553.73	361.31	2	3/XX/2010	10/XX/2036	320	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2014	UTD	76139.03	348.43	4.625	7/XX/2014	6/XX/2054	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	18.3							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	822.6							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2017	UTD	191345.59	784.9	3.875	6/XX/2017	5/XX/2057	480	No		Yes	Corporate Advances	45.13							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2015	UTD	271249.52	812.62	4.125	12/XX/2015	11/XX/2055	480	No		Yes	Corporate Advances	1275							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2016	UTD	394508.4	1215.64	3.875	8/XX/2016	7/XX/2056	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2015	UTD	116513.08	523.8	4.5	2/XX/2015	1/XX/2055	480	No		Yes	Corporate Advances	585							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	UTD	112469.53	709.16	7.125	7/XX/2018	6/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2013	UTD	192921.35	806.29	4	5/XX/2013	4/XX/2053	480	No		Yes	Corporate Advances	152.25							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	5/XX/2015	UTD	217127.08	1156.45	5.746	6/XX/2015	5/XX/2055	480	No		Yes	Corporate Advances	165							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2014	UTD	97562.68	651.45	6	9/XX/2014	9/XX/2037	277	Yes	11/XX/2017	Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	5/XX/2016	UTD	85810.65	351.99	3.875	6/XX/2016	5/XX/2056	480	Yes	7/XX/2017	Yes	Corporate Advances	240							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	570							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	10/XX/2010	UTD	85145.79	309.12	2	10/XX/2010	6/XX/2041	369	No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/XX/2014	UTD	53839.54	246.39	4.625	11/XX/2014	10/XX/2054	480	Yes	5/XX/2017	Yes	Corporate Advances	360							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2017	UTD	316022.73	983.59	3.25	9/XX/2017	8/XX/2057	480	No		Yes	Corporate Advances	168.47							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/XX/2015	UTD	88409.16	369.5	4	2/XX/2016	1/XX/2056	480	Yes	7/XX/2017	Yes	Corporate Advances	210							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/XX/2010	UTD	365690.92	1299.82	2	11/XX/2010	6/XX/2042	380	No		Yes	Corporate Advances	60							Corporate Advances	No									No																				No			No
UTD					No	No								No							No	No	N/A				No														Yes	Corporate Advances	567							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	4/XX/2018	Curtailment of Income	68162.36	284.2	4	6/XX/2018	5/XX/2058	480	No		No		0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2013	UTD	473998.8	1916.06	4.25	3/XX/2013	2/XX/2053	480	No		Yes	Corporate Advances	726							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	8/XX/2010	UTD	175830.81	569.5	2	8/XX/2010	9/XX/2046	434	No		Yes	Corporate Advances	345							Corporate Advances	No									No																				No			No
						No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	3/XX/2010	UTD	98141.53	505.57	4.375	3/XX/2010	4/XX/2038	338	No		Yes	Corporate Advances	159.75							Corporate Advances	No									No																				No			No
Chapter 13	10/XX/2016				No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	9/XX/2011	UTD	102994.12	198.03	2	9/XX/2011	8/XX/2051	480	No				0								No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2010	Curtailment of Income	127755.34	469.36	2	10/XX/2010	12/XX/2040	363	No		Yes	Corporate Advances	1125.24							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	12/XX/2013	UTD	239463.41	1276.07	5.75	1/XX/2014	12/XX/2053	480	Yes	7/XX/2017	Yes	Corporate Advances	315							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	8/XX/2016	UTD	57931.05	397.38	7.875	10/XX/2016	9/XX/2056	480	No		Yes	Corporate Advances	102							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2018	UTD	74191.29	345.55	4.75	2/XX/2018	1/XX/2058	480	No		No	Corporate Advances	0							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	1/XX/2011	UTD	200276.82	825.32	2.375	1/XX/2011	7/XX/2038	331	No		Yes	Corporate Advances	292							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				No														Yes	Corporate Advances	657							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2018	Curtailment of Income	140808.42	870.14	4.75	8/XX/2018	2/XX/2040	259	No		Yes	Corporate Advances	975							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/XX/2009	UTD	130645.23	546.24	2.75	2/XX/2010	12/XX/2038	347	No		Yes	Corporate Advances	601.98							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2010	Curtailment of Income	74951.46	226.97	2	9/XX/2010	8/XX/2050	480	No		Yes	Corporate Advances	467.4							Corporate Advances	No									No																				No			No
						No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	7/XX/2018	UTD	72802.4	387.95	5.75	8/XX/2018	7/XX/2058	480	No		No		0								No									No																				No			No